VALIC Company I Aggressive Growth Lifestyle Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 99.3%
Domestic Equity Investment Companies — 58.7%
VALIC Company I Mid Cap Index Fund	372,890	$ 10,317,862
VALIC Company I Small Cap Growth Fund†	1,269,923	20,496,564
VALIC Company I Small Cap Value Fund	1,529,594	19,318,768
VALIC Company I Stock Index Fund	4,069,289	245,500,184
VALIC Company I Systematic Growth Fund	3,214,691	62,911,511
VALIC Company I Systematic Value Fund	4,165,508	65,648,401
Total Domestic Equity Investment Companies (cost $342,231,423)		424,193,290
Domestic Fixed Income Investment Companies — 21.0%
VALIC Company I Core Bond Fund (cost $146,409,057)	15,071,607	152,072,513
International Equity Investment Companies — 19.6%
VALIC Company I International Equities Index Fund (cost $112,662,927)	16,224,078	141,636,203
Total Long-Term Investment Securities (cost $601,303,407)		717,902,006
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.7%
Unaffiliated Investment Companies — 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.31%(2) (cost $5,363,160)	5,363,160	$ 5,363,160
TOTAL INVESTMENTS (cost $606,666,567)	100.0%	723,265,166
Other assets less liabilities	(0.0)	(304,322)
NET ASSETS	100.0%	$722,960,844
#	The VALIC Company I Aggressive Growth Lifestyle Fund invests in various VALIC Company I Funds. Additional information on the underlying funds including such funds' prospectuses and shareholder reports are available at our website, www.corebridgefinancial.com/rs.
†	Non-income producing security
(1)	See Note 3.
(2)	The rate shown is the 7-day yield as of February 28, 2025.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$717,902,006	$—	$—	$717,902,006
Short-Term Investments	5,363,160	—	—	5,363,160
Total Investments at Value	$723,265,166	$—	$—	$723,265,166
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 59.1%
Aerospace/Defense — 1.7%
Howmet Aerospace, Inc.	9,229	$ 1,260,681
Northrop Grumman Corp.	2,866	1,323,347
		2,584,028
Auto Manufacturers — 0.7%
Tesla, Inc.†	3,751	1,098,968
Banks — 3.4%
Morgan Stanley	8,886	1,182,815
US Bancorp	19,625	920,413
Wells Fargo & Co.	37,558	2,941,543
		5,044,771
Biotechnology — 1.5%
Regeneron Pharmaceuticals, Inc.	1,738	1,214,410
Vertex Pharmaceuticals, Inc.†	2,022	970,136
		2,184,546
Building Materials — 2.2%
Carrier Global Corp.	9,721	629,921
Trane Technologies PLC	3,201	1,132,194
Vulcan Materials Co.	6,205	1,534,558
		3,296,673
Computers — 4.6%
Apple, Inc.	28,132	6,803,443
Diversified Financial Services — 4.1%
American Express Co.	6,780	2,040,509
Ameriprise Financial, Inc.	3,078	1,653,810
Mastercard, Inc., Class A	4,301	2,478,709
		6,173,028
Electric — 2.3%
Entergy Corp.	6,151	537,044
NextEra Energy, Inc.	11,212	786,746
PG&E Corp.	67,624	1,104,976
Southern Co.	10,512	943,872
		3,372,638
Electrical Components & Equipment — 1.1%
Eaton Corp. PLC	5,820	1,707,122
Food — 0.6%
Mondelez International, Inc., Class A	13,300	854,259
Healthcare-Products — 2.1%
Edwards Lifesciences Corp.†	9,923	710,685
Medtronic PLC	10,874	1,000,626
Stryker Corp.	3,863	1,491,852
		3,203,163
Healthcare-Services — 1.1%
UnitedHealth Group, Inc.	3,565	1,693,232
Insurance — 1.7%
Arthur J. Gallagher & Co.	5,507	1,859,934
Travelers Cos., Inc.	2,574	665,353
		2,525,287
Internet — 6.5%
Alphabet, Inc., Class A	13,055	2,223,005
Amazon.com, Inc.†	18,379	3,901,494
Meta Platforms, Inc., Class A	5,388	3,600,262
		9,724,761
Security Description	Shares or Principal Amount	Value

Lodging — 0.7%
Marriott International, Inc., Class A	3,607	$ 1,011,583
Machinery-Diversified — 0.9%
Deere & Co.	2,777	1,335,154
Oil & Gas — 1.4%
Exxon Mobil Corp.	18,374	2,045,577
Oil & Gas Services — 1.6%
Baker Hughes Co.	52,988	2,362,735
Pharmaceuticals — 1.7%
AbbVie, Inc.	8,344	1,744,146
Eli Lilly & Co.	796	732,822
		2,476,968
REITS — 0.6%
Prologis, Inc.	6,668	826,299
Retail — 4.2%
Chipotle Mexican Grill, Inc.†	19,480	1,051,336
Lowe's Cos., Inc.	7,627	1,896,377
McDonald's Corp.	6,082	1,875,263
Walmart, Inc.	14,566	1,436,353
		6,259,329
Semiconductors — 7.1%
ASML Holding NV	357	253,141
Broadcom, Inc.	11,487	2,290,852
Micron Technology, Inc.	6,676	625,074
NVIDIA Corp.	44,442	5,551,695
NXP Semiconductors NV	8,988	1,937,723
		10,658,485
Software — 6.4%
Intuit, Inc.	1,416	869,198
Microsoft Corp.	18,264	7,250,625
Oracle Corp.	9,083	1,508,323
		9,628,146
Transportation — 0.9%
CSX Corp.	43,183	1,382,288
Total Common Stocks (cost $69,659,899)		88,252,483
CORPORATE BONDS & NOTES — 11.7%
Aerospace/Defense — 0.4%
Boeing Co.
2.20%, 02/04/2026	$ 5,000	4,879
2.70%, 02/01/2027	270,000	259,633
3.45%, 11/01/2028	19,000	18,082
6.53%, 05/01/2034	25,000	26,781
L3Harris Technologies, Inc.
5.25%, 06/01/2031	40,000	40,670
5.40%, 07/31/2033	28,000	28,478
Northrop Grumman Corp.
3.85%, 04/15/2045	68,000	54,606
RTX Corp.
2.25%, 07/01/2030	86,000	76,107
5.15%, 02/27/2033	23,000	23,235
		532,471
Agriculture — 0.1%
Altria Group, Inc.
2.45%, 02/04/2032	50,000	42,143
BAT Capital Corp.
4.39%, 08/15/2037	20,000	17,726

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Agriculture (continued)
Bunge, Ltd. Finance Corp.
2.75%, 05/14/2031	$ 26,000	$ 23,095
4.65%, 09/17/2034	32,000	30,937
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
5.95%, 04/20/2035*	15,000	15,479
		129,380
Airlines — 0.3%
American Airlines Pass-Through Trust
3.00%, 04/15/2030	50,465	47,765
3.95%, 01/11/2032	80,600	76,375
Delta Air Lines Pass-Through Trust
2.50%, 12/10/2029	62,899	58,616
United Airlines Pass-Through Trust
3.10%, 04/07/2030	22,576	21,167
3.50%, 11/01/2029	28,463	27,290
3.65%, 04/07/2027	32,037	31,648
3.65%, 07/07/2027	33,239	32,667
3.70%, 09/01/2031	31,949	30,350
5.45%, 08/15/2038	143,738	146,147
		472,025
Auto Manufacturers — 0.2%
Hyundai Capital America
2.38%, 10/15/2027*	120,000	113,117
3.00%, 02/10/2027*	200,000	193,645
		306,762
Banks — 3.3%
ABN AMRO Bank NV
6.58%, 10/13/2026*	200,000	202,172
Banco Santander SA
5.59%, 08/08/2028	200,000	205,749
Bank of America Corp.
2.55%, 02/04/2028	25,000	24,060
2.57%, 10/20/2032	40,000	34,553
2.68%, 06/19/2041	144,000	103,420
2.97%, 02/04/2033	30,000	26,349
3.71%, 04/24/2028	149,000	145,991
4.38%, 04/27/2028	45,000	44,725
5.08%, 01/20/2027	34,000	34,143
5.20%, 04/25/2029	50,000	50,706
5.82%, 09/15/2029	40,000	41,404
Bank of Montreal
4.64%, 09/10/2030#	19,000	18,898
Bank of New York Mellon Corp.
6.47%, 10/25/2034	30,000	33,035
Bank of Nova Scotia
4.85%, 02/01/2030	40,000	40,218
BNP Paribas SA
5.18%, 01/09/2030*	200,000	202,357
Citigroup, Inc.
3.06%, 01/25/2033	88,000	77,297
4.54%, 09/19/2030#	69,000	67,972
5.45%, 06/11/2035#	50,000	50,738
Danske Bank A/S
4.61%, 10/02/2030*	200,000	197,299
5.02%, 03/04/2031*	200,000	200,363
Deutsche Bank AG
2.55%, 01/07/2028	150,000	144,239
5.37%, 01/10/2029	150,000	151,374
Security Description	Shares or Principal Amount	Value

Banks (continued)
Federation des Caisses Desjardins du Quebec
5.70%, 03/14/2028*	$ 200,000	$ 205,946
Goldman Sachs Group, Inc.
1.95%, 10/21/2027	25,000	23,948
2.38%, 07/21/2032	15,000	12,866
2.64%, 02/24/2028	37,000	35,605
5.05%, 07/23/2030	45,000	45,312
5.33%, 07/23/2035	95,000	95,053
6.48%, 10/24/2029	40,000	42,287
HSBC Holdings PLC
6.10%, 01/14/2042#	95,000	102,810
Huntington Bancshares, Inc.
5.27%, 01/15/2031	30,000	30,394
KeyCorp
2.25%, 04/06/2027	140,000	133,013
5.12%, 04/04/2031	35,000	35,174
Macquarie Group, Ltd.
2.87%, 01/14/2033*	100,000	86,665
Mitsubishi UFJ Financial Group, Inc.
3.74%, 03/07/2029	130,000	126,400
Mizuho Financial Group, Inc.
5.74%, 05/27/2031	250,000	260,019
Morgan Stanley
3.95%, 04/23/2027	150,000	148,166
4.46%, 04/22/2039	110,000	102,173
5.04%, 07/19/2030	10,000	10,080
5.16%, 04/20/2029	50,000	50,633
5.32%, 07/19/2035	15,000	15,058
5.66%, 04/18/2030	40,000	41,199
PNC Financial Services Group, Inc.
4.81%, 10/21/2032	30,000	29,749
5.07%, 01/24/2034	37,000	36,820
Royal Bank of Canada
4.65%, 10/18/2030	45,000	44,752
Santander Holdings USA, Inc.
6.17%, 01/09/2030	40,000	41,398
Santander UK Group Holdings PLC
2.47%, 01/11/2028	200,000	191,218
Societe Generale SA
4.25%, 04/14/2025*	200,000	199,824
6.10%, 04/13/2033*	200,000	205,459
Standard Chartered PLC
5.91%, 05/14/2035*	200,000	205,878
Toronto-Dominion Bank
5.30%, 01/30/2032	30,000	30,542
5.52%, 07/17/2028	20,000	20,557
Truist Financial Corp.
5.12%, 01/26/2034	20,000	19,794
5.71%, 01/24/2035	17,000	17,484
6.05%, 06/08/2027	20,000	20,349
7.16%, 10/30/2029	30,000	32,310
Wells Fargo & Co.
3.07%, 04/30/2041	69,000	52,259
4.61%, 04/25/2053	80,000	69,456
5.20%, 01/23/2030	15,000	15,212
5.21%, 12/03/2035	30,000	29,920
		4,962,844
Beverages — 0.0%
Keurig Dr Pepper, Inc.
3.20%, 05/01/2030	73,000	67,754

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Biotechnology — 0.2%
Amgen, Inc.
3.15%, 02/21/2040	$ 123,000	$ 95,287
Gilead Sciences, Inc.
2.60%, 10/01/2040	143,000	103,469
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	56,000	47,708
		246,464
Building Materials — 0.1%
Martin Marietta Materials, Inc.
2.50%, 03/15/2030	57,000	51,255
Masco Corp.
2.00%, 10/01/2030	57,000	49,103
		100,358
Chemicals — 0.1%
DuPont de Nemours, Inc.
5.32%, 11/15/2038	112,000	116,494
RPM International, Inc.
2.95%, 01/15/2032	37,000	32,638
		149,132
Commercial Services — 0.2%
Element Fleet Management Corp.
6.32%, 12/04/2028*	30,000	31,640
ERAC USA Finance LLC
5.00%, 02/15/2029*	40,000	40,525
5.20%, 10/30/2034*	20,000	20,231
Global Payments, Inc.
3.20%, 08/15/2029	27,000	25,174
Triton Container International, Ltd.
2.05%, 04/15/2026*	100,000	96,674
Verisk Analytics, Inc.
5.75%, 04/01/2033	25,000	26,224
		240,468
Computers — 0.2%
Accenture Capital, Inc.
4.25%, 10/04/2031	25,000	24,464
4.50%, 10/04/2034	20,000	19,405
Apple, Inc.
2.70%, 08/05/2051	130,000	83,144
CGI, Inc.
2.30%, 09/14/2031	42,000	35,841
Hewlett Packard Enterprise Co.
5.00%, 10/15/2034	50,000	49,207
Leidos, Inc.
2.30%, 02/15/2031	141,000	121,447
		333,508
Diversified Financial Services — 0.8%
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
6.10%, 01/15/2027	150,000	153,513
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/2026	150,000	144,643
3.00%, 10/29/2028	150,000	140,881
Aircastle, Ltd./Aircastle Ireland DAC
5.25%, 03/15/2030*	150,000	150,667
American Express Co.
5.44%, 01/30/2036#	30,000	30,553
Avolon Holdings Funding, Ltd.
2.53%, 11/18/2027*	78,000	73,009
4.25%, 04/15/2026*	47,000	46,702
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
4.38%, 05/01/2026*	$ 24,000	$ 23,874
4.95%, 01/15/2028*	20,000	19,944
5.15%, 01/15/2030*	30,000	29,772
5.50%, 01/15/2026*	154,000	154,716
5.75%, 03/01/2029*	27,000	27,561
5.75%, 11/15/2029*	70,000	71,487
Capital One Financial Corp.
3.80%, 01/31/2028	94,000	91,914
Macquarie Airfinance Holdings, Ltd.
5.15%, 03/17/2030*	20,000	19,832
Nasdaq, Inc.
5.55%, 02/15/2034	14,000	14,509
		1,193,577
Electric — 1.5%
Baltimore Gas & Electric Co.
5.65%, 06/01/2054	30,000	30,047
Constellation Energy Generation LLC
5.80%, 03/01/2033#	6,000	6,224
Consumers 2023 Securitization Funding LLC
5.21%, 09/01/2031	108,000	110,505
Duke Energy Corp.
6.10%, 09/15/2053	30,000	31,230
Duke Energy Florida LLC
5.95%, 11/15/2052	34,000	35,212
Edison International
5.75%, 06/15/2027	17,000	17,033
Emera US Finance LP
4.75%, 06/15/2046	174,000	148,754
Evergy, Inc.
2.90%, 09/15/2029	151,000	139,401
Fells Point Funding Trust
3.05%, 01/31/2027*	100,000	96,721
Jersey Central Power & Light Co.
4.30%, 01/15/2026*	65,000	64,657
5.10%, 01/15/2035*	15,000	14,896
MidAmerican Energy Co.
5.85%, 09/15/2054	20,000	20,896
New England Power Co.
2.81%, 10/06/2050*	58,000	36,278
NextEra Energy Capital Holdings, Inc.
5.55%, 03/15/2054	60,000	58,234
NRG Energy, Inc.
2.00%, 12/02/2025*	47,000	45,949
2.45%, 12/02/2027*	308,000	288,603
Pacific Gas & Electric Co.
4.30%, 03/15/2045	10,000	7,983
5.80%, 05/15/2034	66,000	67,190
5.90%, 10/01/2054	5,000	4,889
6.40%, 06/15/2033	57,000	60,190
PG&E Recovery Funding LLC
5.23%, 06/01/2042	255,000	258,598
5.53%, 06/01/2051	30,000	30,413
5.54%, 07/15/2049	30,000	30,311
PG&E Wildfire Recovery Funding LLC
4.26%, 06/01/2038	20,000	18,929
5.10%, 06/01/2054	30,000	28,829
Public Service Co. of Oklahoma
5.20%, 01/15/2035	10,000	9,887
5.25%, 01/15/2033	40,000	40,182
SCE Recovery Funding LLC
4.70%, 06/15/2042	23,063	22,357

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Sigeco Securitization I LLC
5.03%, 11/15/2038	$ 22,115	$ 22,144
Southern California Edison Co.
1.20%, 02/01/2026	112,000	108,311
5.45%, 06/01/2031	60,000	60,825
5.90%, 03/01/2055	20,000	19,839
Southern Co.
5.20%, 06/15/2033	54,000	54,276
Union Electric Co.
3.90%, 04/01/2052	27,000	21,225
Vistra Operations Co. LLC
5.70%, 12/30/2034*	15,000	15,073
6.00%, 04/15/2034*#	4,000	4,098
WEC Energy Group, Inc.
1.38%, 10/15/2027	140,000	129,101
		2,159,290
Electronics — 0.0%
Honeywell International, Inc.
5.25%, 03/01/2054	30,000	28,931
Food — 0.2%
J.M. Smucker Co.
6.20%, 11/15/2033#	15,000	16,059
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
3.75%, 12/01/2031	25,000	22,715
6.75%, 03/15/2034	47,000	50,959
Kraft Heinz Foods Co.
4.38%, 06/01/2046	19,000	15,889
4.63%, 10/01/2039	40,000	36,516
Kroger Co.
5.00%, 09/15/2034	20,000	19,726
5.50%, 09/15/2054	10,000	9,715
Tyson Foods, Inc.
3.55%, 06/02/2027	44,000	43,005
5.70%, 03/15/2034	30,000	30,884
		245,468
Gas — 0.2%
APA Infrastructure, Ltd.
5.13%, 09/16/2034*	46,000	45,370
Atmos Energy Corp.
2.85%, 02/15/2052	35,000	22,360
CenterPoint Energy Resources Corp.
1.75%, 10/01/2030	141,000	120,304
Southern California Gas Co.
6.35%, 11/15/2052	25,000	27,163
Southern Co. Gas Capital Corp.
5.75%, 09/15/2033	20,000	20,740
		235,937
Healthcare-Products — 0.1%
Solventum Corp.
5.60%, 03/23/2034	37,000	37,874
Thermo Fisher Scientific, Inc.
2.00%, 10/15/2031#	40,000	34,163
		72,037
Healthcare-Services — 0.2%
Elevance Health, Inc.
2.25%, 05/15/2030	57,000	50,551
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
HCA, Inc.
3.50%, 07/15/2051	$ 7,000	$ 4,716
5.45%, 09/15/2034	45,000	44,846
5.50%, 06/15/2047	10,000	9,365
5.75%, 03/01/2035	40,000	40,721
5.95%, 09/15/2054	15,000	14,721
6.10%, 04/01/2064	55,000	54,270
MedStar Health, Inc.
3.63%, 08/15/2049	46,000	33,186
Piedmont Healthcare, Inc.
2.86%, 01/01/2052	25,000	16,146
UnitedHealth Group, Inc.
5.88%, 02/15/2053	20,000	20,654
		289,176
Home Builders — 0.0%
Lennar Corp.
5.00%, 06/15/2027	50,000	50,259
Insurance — 0.4%
Berkshire Hathaway Finance Corp.
3.85%, 03/15/2052	25,000	19,475
Brown & Brown, Inc.
2.38%, 03/15/2031	56,000	48,189
CNO Global Funding
5.88%, 06/04/2027*	100,000	102,493
Empower Finance 2020 LP
3.08%, 09/17/2051*	68,000	44,549
F&G Annuities & Life, Inc.
6.50%, 06/04/2029	15,000	15,447
F&G Global Funding
1.75%, 06/30/2026*	25,000	24,043
5.88%, 06/10/2027*	100,000	102,036
Mutual of Omaha Cos. Global Funding
5.45%, 12/12/2028*	50,000	51,298
New York Life Insurance Co.
3.75%, 05/15/2050*	68,000	51,418
Northwestern Mutual Global Funding
1.70%, 06/01/2028*	25,000	22,951
5.16%, 05/28/2031*	80,000	81,827
Teachers Insurance & Annuity Association of America
3.30%, 05/15/2050*	58,000	40,331
		604,057
Internet — 0.1%
Amazon.com, Inc.
3.95%, 04/13/2052#	50,000	40,829
Meta Platforms, Inc.
5.40%, 08/15/2054	20,000	19,930
5.60%, 05/15/2053	35,000	35,977
Uber Technologies, Inc.
4.80%, 09/15/2034	20,000	19,498
		116,234
Iron/Steel — 0.0%
Steel Dynamics, Inc.
1.65%, 10/15/2027	56,000	52,043
Machinery-Diversified — 0.0%
Otis Worldwide Corp.
3.11%, 02/15/2040	67,000	51,755

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media — 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/2031	$ 50,000	$ 43,323
3.50%, 06/01/2041	35,000	24,696
Comcast Corp.
3.25%, 11/01/2039	154,000	120,427
5.30%, 06/01/2034#	50,000	50,830
5.35%, 05/15/2053	100,000	95,000
		334,276
Mining — 0.1%
BHP Billiton Finance USA, Ltd.
5.13%, 02/21/2032	25,000	25,323
Glencore Funding LLC
2.50%, 09/01/2030*	75,000	66,252
5.63%, 04/04/2034*	30,000	30,424
		121,999
Miscellaneous Manufacturing — 0.0%
Eaton Corp.
4.15%, 11/02/2042	30,000	26,109
Oil & Gas — 0.3%
BP Capital Markets America, Inc.
2.77%, 11/10/2050	145,000	90,622
4.81%, 02/13/2033	40,000	39,486
ConocoPhillips Co.
5.50%, 01/15/2055#	35,000	34,304
Coterra Energy, Inc.
3.90%, 05/15/2027	46,000	45,220
5.40%, 02/15/2035	30,000	29,714
Devon Energy Corp.
5.75%, 09/15/2054#	30,000	28,110
Exxon Mobil Corp.
3.00%, 08/16/2039#	86,000	67,327
Occidental Petroleum Corp.
5.20%, 08/01/2029	15,000	15,077
5.38%, 01/01/2032	15,000	14,889
TotalEnergies Capital International SA
2.99%, 06/29/2041	58,000	42,731
		407,480
Packaging & Containers — 0.0%
Graphic Packaging International LLC
1.51%, 04/15/2026*	33,000	31,738
Pharmaceuticals — 0.3%
AbbVie, Inc.
5.05%, 03/15/2034	50,000	50,533
Bristol-Myers Squibb Co.
3.70%, 03/15/2052	17,000	12,776
4.13%, 06/15/2039	48,000	42,815
5.55%, 02/22/2054	2,000	2,009
5.65%, 02/22/2064	25,000	25,080
Cencora, Inc.
5.13%, 02/15/2034	80,000	80,059
Merck & Co, Inc.
2.90%, 12/10/2061	30,000	17,999
Merck & Co., Inc.
4.00%, 03/07/2049	20,000	16,365
Pfizer Investment Enterprises Pte., Ltd.
5.30%, 05/19/2053	55,000	53,180
Utah Acquisition Sub, Inc.
3.95%, 06/15/2026	96,000	94,971
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Zoetis, Inc.
5.60%, 11/16/2032	$ 41,000	$ 42,988
		438,775
Pipelines — 0.5%
Cheniere Energy, Inc.
5.65%, 04/15/2034	20,000	20,342
Columbia Pipelines Holding Co. LLC
5.10%, 10/01/2031*	11,000	10,957
Eastern Energy Gas Holdings LLC
6.20%, 01/15/2055	20,000	21,288
Enbridge, Inc.
5.63%, 04/05/2034	30,000	30,680
5.70%, 03/08/2033	30,000	30,866
Energy Transfer LP
5.25%, 07/01/2029	50,000	50,756
Enterprise Products Operating LLC
4.45%, 02/15/2043	50,000	43,770
Flex Intermediate Holdco LLC
4.32%, 12/30/2039*	15,000	11,812
Gray Oak Pipeline LLC
3.45%, 10/15/2027*	41,000	39,373
Kinder Morgan, Inc.
5.00%, 02/01/2029	115,000	115,912
MPLX LP
2.65%, 08/15/2030	69,000	61,500
5.50%, 06/01/2034	50,000	50,189
NGPL PipeCo LLC
3.25%, 07/15/2031*	25,000	21,969
Oneok, Inc.
4.75%, 10/15/2031	55,000	54,108
ONEOK, Inc.
5.70%, 11/01/2054	45,000	43,337
Plains All American Pipeline LP
5.95%, 06/15/2035	30,000	30,911
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/2027*	10,000	10,008
5.03%, 10/01/2029*	10,000	9,946
TransCanada PipeLines, Ltd.
4.10%, 04/15/2030	37,000	35,580
Williams Cos., Inc.
5.60%, 03/15/2035	25,000	25,634
6.00%, 03/15/2055	10,000	10,265
		729,203
REITS — 0.8%
American Tower Corp.
1.50%, 01/31/2028	47,000	43,147
2.95%, 01/15/2051	57,000	36,789
3.10%, 06/15/2050	88,000	58,296
Brixmor Operating Partnership LP
2.25%, 04/01/2028	30,000	27,823
2.50%, 08/16/2031	15,000	12,909
COPT Defense Properties LP
2.75%, 04/15/2031	36,000	30,996
Crown Castle, Inc.
5.80%, 03/01/2034	20,000	20,742
CubeSmart LP
2.00%, 02/15/2031	85,000	72,253
DOC DR LLC
2.63%, 11/01/2031	15,000	12,989
Equinix, Inc.
2.90%, 11/18/2026	85,000	82,746

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
Extra Space Storage LP
2.40%, 10/15/2031	$ 35,000	$ 29,925
5.90%, 01/15/2031	40,000	42,006
Goodman US Finance Six LLC
5.13%, 10/07/2034*	15,000	14,965
Healthcare Realty Holdings LP
2.00%, 03/15/2031	56,000	47,169
3.10%, 02/15/2030	150,000	137,262
Healthpeak OP LLC
2.13%, 12/01/2028	38,000	34,727
2.88%, 01/15/2031	56,000	50,209
Mid-America Apartments LP
3.60%, 06/01/2027	19,000	18,626
NNN REIT, Inc.
5.50%, 06/15/2034	30,000	30,476
Realty Income Corp.
4.85%, 03/15/2030	40,000	40,212
Sabra Health Care LP
3.20%, 12/01/2031	25,000	21,988
Safehold GL Holdings LLC
2.85%, 01/15/2032	46,000	39,750
Scentre Group Trust 1/Scentre Group Trust 2
3.63%, 01/28/2026*	140,000	138,663
UDR, Inc.
2.10%, 08/01/2032	57,000	46,565
WP Carey, Inc.
2.40%, 02/01/2031	141,000	122,341
		1,213,574
Retail — 0.1%
Home Depot, Inc.
3.63%, 04/15/2052	25,000	18,827
Starbucks Corp.
4.80%, 02/15/2033	50,000	49,945
4.90%, 02/15/2031	20,000	20,274
		89,046
Semiconductors — 0.3%
Analog Devices, Inc.
2.80%, 10/01/2041	26,000	19,116
Broadcom, Inc.
3.19%, 11/15/2036*	10,000	8,234
4.55%, 02/15/2032	87,000	85,162
5.05%, 07/12/2029	100,000	101,383
Intel Corp.
3.05%, 08/12/2051	10,000	6,083
3.25%, 11/15/2049	10,000	6,434
3.73%, 12/08/2047#	15,000	10,671
5.70%, 02/10/2053	28,000	26,319
KLA Corp.
3.30%, 03/01/2050	105,000	74,829
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/2031	40,000	34,653
3.25%, 05/11/2041	40,000	30,129
QUALCOMM, Inc.
4.50%, 05/20/2052	20,000	17,265
Texas Instruments, Inc.
5.05%, 05/18/2063	78,000	72,847
		493,125
Software — 0.3%
Cadence Design Systems, Inc.
4.70%, 09/10/2034	42,000	40,984
Security Description	Shares or Principal Amount	Value

Software (continued)
Oracle Corp.
3.60%, 04/01/2050	$ 30,000	$ 21,416
3.80%, 11/15/2037	70,000	59,683
4.90%, 02/06/2033	40,000	39,469
Roper Technologies, Inc.
1.75%, 02/15/2031	29,000	24,351
Take-Two Interactive Software, Inc.
3.70%, 04/14/2027	52,000	51,037
5.40%, 06/12/2029	70,000	71,660
VMware LLC
1.40%, 08/15/2026	47,000	44,850
VMware, Inc.
4.70%, 05/15/2030	94,000	93,208
Workday, Inc.
3.50%, 04/01/2027	35,000	34,290
		480,948
Telecommunications — 0.2%
AT&T, Inc.
2.75%, 06/01/2031	205,000	182,067
3.55%, 09/15/2055	30,000	20,803
Sprint Capital Corp.
6.88%, 11/15/2028	15,000	16,044
T-Mobile USA, Inc.
3.40%, 10/15/2052	45,000	31,039
5.15%, 04/15/2034	21,000	21,090
Verizon Communications, Inc.
2.65%, 11/20/2040	57,000	40,460
Vodafone Group PLC
5.75%, 06/28/2054	50,000	48,969
		360,472
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.
3.90%, 11/19/2029#	47,000	44,850
Transportation — 0.0%
Burlington Northern Santa Fe LLC
5.50%, 03/15/2055	30,000	30,514
Canadian Pacific Railway Co.
4.70%, 05/01/2048	22,000	19,791
		50,305
Total Corporate Bonds & Notes (cost $18,944,910)		17,461,830
ASSET BACKED SECURITIES — 4.5%
Auto Loan Receivables — 1.4%
Avis Budget Rental Car Funding AESOP LLC
Series 2024-1A, Class A 5.36%, 06/20/2030*	135,000	138,143
Bridgecrest Lending Auto Securitization Trust
Series 2025-1, Class D 5.64%, 11/15/2030	155,000	156,816
Series 2024-1, Class D 6.03%, 11/15/2029	85,000	86,784
CarMax Auto Owner Trust
Series 2024-1, Class B 5.17%, 08/15/2029	125,000	127,082
Credit Acceptance Auto Loan Trust
Series 2024-3, Class B 4.85%, 11/15/2034*	180,000	179,518
Series 2023-5A, Class B 6.71%, 02/15/2034*	100,000	103,039

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
DT Auto Owner Trust
Series 2023-2A, Class D 6.62%, 02/15/2029*	$ 60,000	$ 61,426
Exeter Automobile Receivables Trust
Series 2022-4A, Class D 5.98%, 12/15/2028	120,000	121,470
Series 2023-5A, Class C 6.85%, 01/16/2029	65,000	66,914
FHF Trust
Series 2023-1A, Class A2 6.57%, 06/15/2028*	41,140	41,630
LAD Auto Receivables Trust
Series 2023-4A, Class C 6.76%, 03/15/2029*	125,000	128,942
Octane Receivables Trust
Series 2024-2A, Class C 5.90%, 07/20/2032*	150,000	152,408
Santander Drive Auto Receivables Trust
Series 2023-1, Class C 5.09%, 05/15/2030	70,000	70,410
Series 2023-6, Class C 6.40%, 03/17/2031	150,000	155,751
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C 5.51%, 01/20/2032*	160,000	163,494
Veros Auto Receivables Trust
Series 2024-1, Class A 6.28%, 11/15/2027*	92,900	93,550
Series 2024-1, Class B 6.60%, 06/15/2028*	100,000	101,500
Westlake Automobile Receivables Trust
Series 2023-4A, Class C 6.64%, 11/15/2028*	120,000	123,440
		2,072,317
Credit Card Receivables — 0.1%
Continental Finance Credit Card ABS Master Trust
Series 2024-A, Class A 5.78%, 12/15/2032*	100,000	101,202
World Financial Network Credit Card Master Trust
Series 2023-A, Class A 5.02%, 03/15/2030	110,000	110,807
		212,009
Other Asset Backed Securities — 3.0%
Accelerated LLC
Series 2021-1H, Class B 1.90%, 10/20/2040*	22,054	20,416
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 1.94%, 08/15/2046*	95,000	91,042
AMSR 2024-SFR1 Trust
Series 2024-SFR1, Class D 4.29%, 07/17/2041*(1)	100,000	95,104
AMSR Trust
Series 2020-SFR4, Class E2 2.46%, 11/17/2037*	100,000	98,228
Series 2020-SFR3, Class E2 2.76%, 09/17/2037*	100,000	98,479
Series 2020-SFR2, Class E2 4.28%, 07/17/2037*	145,000	144,130
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Bridge Trust
Series 2024-SFR1, Class C 4.30%, 08/17/2040*	$ 115,000	$ 110,050
Business Jet Securities LLC
Series 2022-1A, Class A 4.46%, 06/15/2037*	57,044	56,021
Series 2024-2, Class A 5.36%, 09/15/2039*	158,157	157,964
Cherry Securitization Trust
Series 2024-1, Class A 5.70%, 04/15/2032*	100,000	100,887
DataBank Issuer LLC
Series 2021-1A, Class A2 2.06%, 02/27/2051*	175,000	169,739
Diamond Resorts Owner Trust
Series 2021-1A, Class A 1.51%, 11/21/2033*	35,588	34,967
Series 2021-1A, Class C 2.70%, 11/21/2033*	19,574	19,243
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class B 1.74%, 08/27/2035*	31,819	30,034
FirstKey Homes Trust
Series 2021-SFR2, Class E1 2.26%, 09/17/2038*	155,000	148,242
Series 2022-SFR1, Class E1 5.00%, 05/19/2039*	100,000	98,772
FMC GMSR Issuer Trust VRS
Series 2021-GT2, Class A 3.85%, 10/25/2026*(2)	100,000	94,155
Foundation Finance Trust
Series 2024-2A, Class A 4.60%, 03/15/2050*	89,528	89,155
Series 2023-2A, Class A 6.53%, 06/15/2049*	80,097	83,517
FRTKL
Series 2021-SFR1, Class A 1.57%, 09/17/2038*	205,000	195,422
GoodGreen Trust
Series 2017-2A, Class A 3.26%, 10/15/2053*	38,711	35,215
HINNT LLC
Series 2024-A, Class B 5.84%, 03/15/2043*	65,696	66,755
Series 2024-A, Class C 6.32%, 03/15/2043*	79,527	80,916
Home Partners of America Trust
Series 2021-2, Class C 2.40%, 12/17/2026*	124,811	119,372
Series 2021-3, Class D 3.00%, 01/17/2041*	90,428	82,304
Mariner Finance Issuance Trust
Series 2021-AA, Class A 1.86%, 03/20/2036*	130,000	124,727
MVW LLC
Series 2021-2A, Class C 2.23%, 05/20/2039*	51,273	48,301
NRZ Excess Spread-Collateralized Notes
Series 2021-FNT1, Class A 2.98%, 03/25/2026*	47,973	46,804
Series 2021-FNT2, Class A 3.23%, 05/25/2026*	78,486	76,472

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Oportun Issuance Trust
Series 2021-B, Class A 1.47%, 05/08/2031*	$ 132,135	$ 128,800
Pagaya AI Debt Selection Trust
Series 2021-HG1, Class A 1.22%, 01/16/2029*	6,322	6,265
Pagaya AI Technology in Housing Trust
Series 2023-1, Class C 3.60%, 10/25/2040*	125,000	114,978
PRET LLC VRS
Series 2021-RN4, Class A1 5.49%, 10/25/2051*(2)	84,295	84,314
Progress Residential Trust
Series 2021-SFR2, Class D 2.20%, 04/19/2038*	267,000	261,715
Series 2024-SFR1, Class D 3.75%, 02/17/2041*	155,000	146,044
Progress Residential Trust VRS
Series 2024-SFR5, Class E1 3.38%, 08/09/2029*(2)	130,000	117,824
Regional Management Issuance Trust
Series 2021-1, Class A 1.68%, 03/17/2031*	23,207	23,032
Republic Finance Issuance Trust
Series 2021-A, Class A 2.30%, 12/22/2031*	127,168	125,620
SCF Equipment Leasing LLC
Series 2023-1A, Class C 6.77%, 08/22/2033*	100,000	106,030
Sierra Timeshare Receivables Funding LLC
Series 2021-2A, Class B 1.80%, 09/20/2038*	15,587	15,141
Series 2022-2A, Class C 6.36%, 06/20/2040*	45,380	45,672
Upstart Pass-Through Trust
Series 2021-ST2, Class A 2.50%, 04/20/2027*	3,982	3,956
Verdant Receivables LLC
Series 2024-1A, Class A2 5.68%, 12/12/2031*	118,002	119,792
Verizon Master Trust
4.35%, 08/20/2032*	250,000	248,981
VOLT XCII LLC
Series 2021-NPL1, Class A1 5.89%, 02/27/2051*(1)	9,040	9,044
VOLT XCIII LLC
Series 2021-NPL2, Class A1 5.89%, 02/27/2051*(1)	46,435	46,452
VOLT XCIV LLC
Series 2021-NPL3, Class A1 6.24%, 02/27/2051*(1)	49,541	49,548
VOLT XCV LLC
Series 2021-NPL4, Class A1 6.24%, 03/27/2051*(1)	36,540	36,561
VOLT XCVI LLC
Series 2021-NPL5, Class A1 6.12%, 03/27/2051*(1)	35,432	35,459
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
VOLT XCVII LLC
Series 2021-NPL6, Class A1 5.24%, 04/25/2051*(1)	$ 50,973	$ 51,033
		4,392,694
Total Asset Backed Securities (cost $6,619,512)		6,677,020
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.6%
Commercial and Residential — 1.2%
ABL
Series 2024-RTL1, Class A1 6.08%, 09/25/2029*(1)	175,000	176,160
ACRE Commercial Mtg., Ltd. FRS
Series 2021-FL4, Class AS 5.56%, (TSFR1M+1.25%), 12/18/2037*	29,795	29,458
Brean Asset Backed Securities Trust
Series 2025-RM10, Class A1 5.00%, 01/25/2065*	150,000	146,989
BXP Trust
Series 2017-GM, Class A 3.38%, 06/13/2039*	95,000	91,637
Cascade MH Asset Trust
Series 2021-MH1, Class A1 1.75%, 02/25/2046*	100,728	89,441
CFMT LLC VRS
Series 2024-HB14, Class M1 3.00%, 06/25/2034*(2)	190,000	179,831
Connecticut Avenue Securities Trust FRS
Series 2023-R06, Class 1M2 7.05%, (SOFR30A+2.70%), 07/25/2043*	90,000	93,178
CSMC Trust VRS
Series 2021-RPL1, Class A1 4.08%, 09/27/2060*(2)	94,410	94,148
Legacy Mtg. Asset Trust
Series 2021-GS1, Class A1 5.89%, 10/25/2066*(1)	71,403	71,463
LHOME Mtg. Trust
Series 2024-RTL5, Class A1 5.32%, 09/25/2039*(1)	100,000	99,913
MFA Trust
Series 2024-RTL3, Class A1 5.91%, 11/25/2039*(1)	105,000	105,611
New Residential Mtg. Loan Trust
Series 2024-RTL2, Class A1 5.44%, 09/25/2039*(1)	215,000	213,900
Series 2024-RTL1, Class A1 6.66%, 03/25/2039*(1)	175,000	176,951
SLG Office Trust
Series 2021-OVA, Class A 2.59%, 07/15/2041*	110,000	94,888
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(2)	204,407	182,423
		1,845,991
U.S. Government Agency — 2.4%
Federal Agricultural Mtg. Trust VRS
Series 2021-1, Class A 2.18%, 01/25/2051*(2)	162,669	131,313
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2017-KGX1, Class BFX 3.59%, 10/25/2027*(2)	65,000	60,283

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2016-K58, Class B 3.74%, 09/25/2049*(2)	$ 260,000	$ 255,644
Series 2016-K56, Class B 3.95%, 06/25/2049*(2)	50,000	49,303
Federal Home Loan Mtg. Corp. Multifamily Structured Credit Risk FRS
Series 2021-MN2, Class M1 6.15%, (SOFR30A+1.80%), 07/25/2041*	59,514	58,080
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K-150, Class A2 3.71%, 09/25/2032(2)	120,000	113,990
Federal Home Loan Mtg. Corp. REMIC
Series 3910, Class CU 4.00%, 03/15/2041	26,367	25,609
4.00%, 12/25/2050(3)	436,110	89,024
Federal Home Loan Mtg. Corp. SCRT
Series 2024-1, Class MT 3.00%, 11/25/2063	222,011	186,072
Series 2022-1, Class MTU 3.25%, 11/25/2061	44,174	37,999
Series 2018-1, Class M60C 3.50%, 05/25/2057	89,052	81,665
Series 2019-1, Class MT 3.50%, 07/25/2058	43,538	38,778
Series 2019-3, Class MB 3.50%, 10/25/2058	125,000	103,169
Series 2024-2, Class MT 3.50%, 05/25/2064	106,913	94,254
Series 2018-2, Class M55D 4.00%, 11/25/2057	151,047	141,857
Series 2018-4, Class M55D 4.00%, 03/25/2058	117,222	110,585
Series 2019-2, Class M55D 4.00%, 08/25/2058	133,481	124,747
Series 2019-3, Class M55D 4.00%, 10/25/2058	124,395	116,607
Series 2019-4, Class M55D 4.00%, 02/25/2059	45,940	42,873
Federal Home Loan Mtg. Corp. SCRT VRS
Series 2018-3, Class M55D 4.00%, 08/25/2057(2)	118,490	110,737
Federal Home Loan Mtg. Corp. STRIPS
2.00%, 09/15/2047	75,691	64,959
Federal National Mtg. Assoc. Connecticut Avenue Securities Trust FRS
Series 2023-01, Class M7 8.35%, (SOFR30A+4.00%), 11/25/2053*	104,148	108,476
Federal National Mtg. Assoc. Grantor Trust
Series 2001-T12, Class A1 6.50%, 08/25/2041	63,301	63,969
Series 2002-T4, Class A1 6.50%, 12/25/2041	7,397	7,595
Federal National Mtg. Assoc. REMIC
Series 2021-M3, Class 1A1 1.00%, 11/25/2033	14,532	14,392
Series 2018-72, Class VB 3.50%, 10/25/2031	137,371	133,836
Series 2019-7, Class CA 3.50%, 11/25/2057	171,592	164,204
Series 2024-M2, Class A2 3.75%, 08/25/2033	195,000	182,759
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2017-35, Class VA 4.00%, 07/25/2028	$ 54,611	$ 54,207
Series 2021-22, Class BI 4.00%, 04/25/2051(3)	444,985	94,440
Series 2002-W3, Class A4 6.50%, 11/25/2041	69,358	70,447
Series 2002-W8, Class A1 6.50%, 06/25/2042	35,686	37,129
Federal National Mtg. Assoc. REMIC VRS
Series 2022-M1S, Class A2 2.08%, 04/25/2032(2)	225,000	192,392
Series 2022-M2S, Class A1 3.75%, 05/25/2032(2)	112,632	110,366
Series 2023-M8, Class A2 4.47%, 03/25/2033(2)	110,000	109,181
Government National Mtg. Assoc. REMIC
Series 2020-123, Class LB 1.00%, 08/20/2050	156,894	128,783
Government National Mtg. Assoc. REMIC VRS
Series 2021-H14, Class YD 7.36%, 06/20/2071(2)	128,949	113,723
		3,623,447
Total Collateralized Mortgage Obligations (cost $5,735,373)		5,469,438
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 18.9%
U.S. Government — 9.2%
United States Treasury Bonds
1.13%, 05/15/2040 to 08/15/2040	2,132,000	1,349,239
1.38%, 11/15/2040 to 08/15/2050	1,639,000	947,572
1.63%, 11/15/2050	800,000	443,125
1.88%, 02/15/2051 to 11/15/2051	696,000	409,198
2.25%, 02/15/2052	1,408,000	904,750
2.38%, 02/15/2042	405,000	302,880
3.00%, 08/15/2052	530,000	401,723
3.13%, 02/15/2043	395,000	326,909
3.38%, 08/15/2042	265,000	229,121
3.88%, 05/15/2043	50,000	46,020
United States Treasury Bonds STRIPS
Zero Coupon, 02/15/2032 to 05/15/2041	1,825,000	1,238,369
United States Treasury Notes
1.25%, 05/31/2028	114,000	104,595
1.63%, 05/15/2031	805,000	697,488
2.75%, 08/15/2032#	815,000	743,592
2.88%, 04/30/2029	1,366,000	1,307,305
3.13%, 08/31/2029#	1,004,000	967,566
3.88%, 08/15/2033#	2,955,000	2,894,861
4.00%, 02/15/2034	265,000	261,387
4.25%, 11/15/2034	140,000	140,547
		13,716,247
U.S. Government Agency — 9.7%
Federal Home Loan Mtg. Corp.
1.80%, 11/01/2028	210,000	192,360
2.50%, 02/01/2051	153,777	129,530
3.00%, 01/01/2052	88,983	78,345
3.45%, 08/01/2032	239,765	224,712
3.50%, 05/01/2042 to 01/01/2050	176,852	163,555
3.80%, 10/01/2034	100,000	93,772
4.00%, 01/01/2052	31,938	30,042
4.50%, 05/01/2052	50,992	49,956
5.50%, 01/01/2055	148,580	149,279
6.00%, 02/01/2054	167,382	171,598

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mtg. Assoc.
1.38%, 01/01/2031	$ 300,000	$ 254,939
1.56%, 12/01/2030	238,839	206,786
1.93%, 06/01/2035	99,242	80,480
1.95%, 10/01/2029	400,000	356,537
2.50%, 07/01/2050 to 01/01/2052	836,693	707,156
2.70%, 07/01/2026	143,992	140,415
2.97%, 08/01/2026	160,000	156,640
3.00%, 05/01/2050 to 03/01/2061	461,462	402,529
3.10%, 10/01/2032	138,285	126,586
3.14%, 07/01/2032	85,000	77,631
3.15%, 09/01/2033	105,000	94,480
3.30%, 07/01/2032	234,000	216,487
3.41%, 03/01/2033	107,000	98,457
3.45%, 08/01/2033	137,767	127,213
3.50%, 02/01/2052 to 11/01/2059	341,515	311,356
3.68%, 01/01/2032	160,000	152,070
3.77%, 12/01/2025	34,362	34,124
3.81%, 10/01/2032	140,000	133,636
3.97%, 01/01/2029	230,000	226,592
4.00%, 06/01/2049 to 08/01/2059	827,880	784,971
4.05%, 07/01/2032	100,000	97,125
4.12%, 11/01/2032	155,000	151,130
4.18%, 11/01/2030	34,366	33,965
4.31%, 10/01/2032	240,000	236,062
4.32%, 02/01/2034	110,000	108,094
4.34%, 01/01/2029	52,595	52,459
4.41%, 01/01/2033	165,000	163,084
4.45%, 12/01/2032	154,784	154,139
4.50%, 05/01/2052	120,071	117,736
4.74%, 04/01/2031	128,241	129,902
4.76%, 01/01/2030	378,000	383,986
4.83%, 12/01/2029	221,000	225,028
4.93%, 10/01/2032	113,000	115,590
4.97%, 09/01/2029	200,000	204,307
5.00%, 06/01/2053	124,687	122,793
5.07%, 03/01/2028	65,283	66,555
5.35%, 11/01/2027	246,305	251,384
5.43%, 07/01/2030	199,197	207,926
6.00%, 06/01/2052 to 11/01/2053	285,025	291,210
Federal National Mtg. Assoc. VRS
1.46%, 11/01/2032(2)	535,284	436,032
1.51%, 11/01/2032(2)	214,776	175,504
Government National Mtg. Assoc.
2.50%, 12/20/2050	174,687	148,364
3.00%, 02/20/2051 to 07/20/2051	1,769,309	1,580,260
3.50%, 01/20/2051 to 02/20/2052	1,878,372	1,724,089
4.00%, 05/20/2038 to 08/20/2052	349,106	332,316
4.50%, 12/20/2031 to 05/20/2052	126,167	123,246
5.00%, 02/20/2052 to 08/20/2052	356,105	352,072
5.50%, 06/20/2063	55,460	55,269
6.00%, 09/20/2053 to 06/20/2063	188,434	191,741
6.50%, 09/20/2054	69,702	72,880
Government National Mtg. Corp.
6.50%, 11/20/2053	157,613	165,759
		14,442,241
Total U.S. Government & Agency Obligations (cost $30,987,802)		28,158,488
Security Description	Shares or Principal Amount	Value
MUNICIPAL SECURITIES — 0.0%
Texas Natural Gas Securitization Finance Corp. Revenue Bonds
5.17%, 04/01/2041 (cost $30,000)	$ 30,000	$ 30,547
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50%, 04/04/2016† (cost $0)	44,000	35
Total Long-Term Investment Securities (cost $131,977,496)		146,049,841
SHORT-TERM INVESTMENTS — 0.1%
Unaffiliated Investment Companies — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio 4.36%(4)(5) (cost $90,990)	90,990	90,990
REPURCHASE AGREEMENTS — 2.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 02/28/2025, to be repurchased 03/03/2025 in the amount of $3,217,632 and collateralized by $2,876,900 of United States Treasury Inflation Indexed Notes, bearing interest at 0.13% due 10/15/2026 and having an approximate value of $3,281,741 (cost $3,217,268)	3,217,268	3,217,268
TOTAL INVESTMENTS (cost $135,285,754)	100.1%	149,358,099
Other assets less liabilities	(0.1)	(101,427)
NET ASSETS	100.0%	$149,256,672
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Asset Allocation Fund has no right to demand registration of these securities. At February 28, 2025, the aggregate value of these securities was $12,651,846 representing 8.5% of net assets.
#	The security or a portion thereof is out on loan.
(1)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of February 28, 2025.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Interest Only

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

(4)	The rate shown is the 7-day yield as of February 28, 2025.
(5)	At February 28, 2025, the Fund had loaned securities with a total value of $5,145,742. This was secured by collateral of $90,990, which was received in cash and subsequently invested in short-term investments currently valued at $90,990 as reported in the Portfolio of Investments. Additional collateral of $5,287,816 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2025
Federal Home Loan Mtg. Corp.	1.50% to 7.06%	06/01/2028 to 03/25/2055	$2,282,292
Federal National Mtg. Assoc.	1.50% to 7.40%	11/01/2025 to 03/01/2055	1,307,590
Government National Mtg. Assoc.	2.50% to 6.08%	06/20/2047 to 05/16/2065	1,241,723
United States Treasury Bills	0.00%	03/18/2025 to 08/14/2025	18,251
United States Treasury Notes/Bonds	0.00% to 6.25%	04/15/2025 to 02/15/2055	437,960
DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TSFR1M—Term Secured Overnight Financing Rate 1 Month
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at February 28, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$88,252,483	$—	$—	$88,252,483
Corporate Bonds & Notes	—	17,461,830	—	17,461,830
Asset Backed Securities	—	6,677,020	—	6,677,020
Collateralized Mortgage Obligations	—	5,469,438	—	5,469,438
U.S. Government & Agency Obligations	—	28,158,488	—	28,158,488
Municipal Securities	—	30,547	—	30,547
Escrows and Litigation Trusts	—	35	—	35
Short-Term Investments	90,990	—	—	90,990
Repurchase Agreements	—	3,217,268	—	3,217,268
Total Investments at Value	$88,343,473	$61,014,626	$—	$149,358,099
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.2%
Apparel — 0.7%
Deckers Outdoor Corp.†	11,369	$ 1,584,384
Auto Manufacturers — 3.3%
Cummins, Inc.	4,751	1,749,223
Tesla, Inc.†	19,148	5,609,981
		7,359,204
Biotechnology — 2.7%
Exelixis, Inc.†	27,819	1,076,317
Incyte Corp.†	11,644	855,834
Vertex Pharmaceuticals, Inc.†	8,615	4,133,391
		6,065,542
Commercial Services — 4.7%
Block, Inc.†	25,067	1,636,875
Cintas Corp.	2,960	614,200
Paylocity Holding Corp.†	8,517	1,739,938
PayPal Holdings, Inc.†	28,614	2,033,025
Rollins, Inc.	84,791	4,442,200
		10,466,238
Computers — 11.2%
Apple, Inc.	78,200	18,911,888
Crowdstrike Holdings, Inc., Class A†	6,798	2,648,908
Dell Technologies, Inc., Class C	7,209	740,797
EPAM Systems, Inc.†	8,505	1,753,221
Pure Storage, Inc., Class A†	16,013	840,202
		24,895,016
Cosmetics/Personal Care — 0.4%
Colgate-Palmolive Co.	8,397	765,555
Diversified Financial Services — 6.4%
American Express Co.	14,405	4,335,329
Charles Schwab Corp.	12,279	976,549
Mastercard, Inc., Class A	14,044	8,093,697
SEI Investments Co.	10,176	814,589
		14,220,164
Electronics — 0.7%
Allegion PLC	11,360	1,462,146
Engineering & Construction — 0.7%
EMCOR Group, Inc.	3,955	1,617,239
Food — 0.2%
Sysco Corp.	6,505	491,388
Healthcare-Services — 0.7%
UnitedHealth Group, Inc.	3,227	1,532,696
Home Builders — 0.7%
PulteGroup, Inc.	14,000	1,445,920
Insurance — 1.4%
Everest Group, Ltd.	8,799	3,107,983
Internet — 22.4%
Alphabet, Inc., Class A	11,765	2,003,344
Alphabet, Inc., Class C	45,506	7,837,043
Amazon.com, Inc.†	54,459	11,560,557
Booking Holdings, Inc.	719	3,606,511
DoorDash, Inc., Class A†	23,555	4,674,254
Expedia Group, Inc.†	17,502	3,464,696
F5, Inc.†	2,770	810,031
Meta Platforms, Inc., Class A	17,993	12,022,923
Security Description	Shares or Principal Amount	Value

Internet (continued)
Pinterest, Inc., Class A†	15,999	$ 591,643
Uber Technologies, Inc.†	43,439	3,301,798
		49,872,800
Miscellaneous Manufacturing — 0.5%
Axon Enterprise, Inc.†	2,013	1,063,770
Oil & Gas — 0.4%
EOG Resources, Inc.	7,032	892,642
Pharmaceuticals — 5.7%
Cardinal Health, Inc.	18,573	2,404,832
Dexcom, Inc.†	17,876	1,579,702
Eli Lilly & Co.	8,581	7,899,926
Neurocrine Biosciences, Inc.†	5,909	701,517
		12,585,977
Pipelines — 0.3%
Cheniere Energy, Inc.	2,806	641,339
Retail — 2.0%
TJX Cos., Inc.	35,103	4,379,450
Semiconductors — 15.0%
Advanced Micro Devices, Inc.†	6,539	652,984
Broadcom, Inc.	47,786	9,529,962
NVIDIA Corp.	161,624	20,190,070
QUALCOMM, Inc.	19,057	2,995,189
		33,368,205
Software — 16.4%
Adobe, Inc.†	8,141	3,570,317
Autodesk, Inc.†	4,187	1,148,117
DoubleVerify Holdings, Inc.†	66,262	921,042
Dynatrace, Inc.†	9,914	567,576
HubSpot, Inc.†	2,526	1,828,799
Microsoft Corp.	40,323	16,007,828
Oracle Corp.	5,563	923,792
Salesforce, Inc.	14,399	4,288,742
ServiceNow, Inc.†	3,850	3,579,576
Twilio, Inc., Class A†	5,243	628,793
Veeva Systems, Inc., Class A†	2,331	522,470
Workday, Inc., Class A†	9,653	2,542,021
		36,529,073
Telecommunications — 2.7%
Arista Networks, Inc.†	22,450	2,088,973
Motorola Solutions, Inc.	9,042	3,980,469
		6,069,442
Total Long-Term Investment Securities (cost $171,701,925)		220,416,173
SHORT-TERM INVESTMENTS — 0.8%
Unaffiliated Investment Companies — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.31%(1) (cost $1,900,482)	1,900,482	1,900,482
TOTAL INVESTMENTS (cost $173,602,407)	100.0%	222,316,655
Other assets less liabilities	(0.0)	(105,248)
NET ASSETS	100.0%	$222,211,407
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of February 28, 2025.

VALIC Company I Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$220,416,173	$—	$—	$220,416,173
Short-Term Investments	1,900,482	—	—	1,900,482
Total Investments at Value	$222,316,655	$—	$—	$222,316,655
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Conservative Growth Lifestyle Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 99.4%
Domestic Fixed Income Investment Companies — 61.3%
VALIC Company I Core Bond Fund (cost $178,027,635)	17,417,788	$175,745,474
Domestic Equity Investment Companies — 28.8%
VALIC Company I Mid Cap Index Fund	147,246	4,074,300
VALIC Company I Small Cap Growth Fund†	252,187	4,070,300
VALIC Company I Small Cap Value Fund	331,538	4,187,323
VALIC Company I Stock Index Fund	768,041	46,335,916
VALIC Company I Systematic Growth Fund	599,448	11,731,203
VALIC Company I Systematic Value Fund	770,999	12,150,941
Total Domestic Equity Investment Companies (cost $69,234,240)		82,549,983
International Equity Investment Companies — 9.3%
VALIC Company I International Equities Index Fund (cost $22,545,390)	3,034,746	26,493,331
Total Long-Term Investment Securities (cost $269,807,265)		284,788,788
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.7%
Unaffiliated Investment Companies — 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.31%(2) (cost $2,135,016)	2,135,016	$ 2,135,016
TOTAL INVESTMENTS (cost $271,942,281)	100.1%	286,923,804
Other assets less liabilities	(0.1)	(272,112)
NET ASSETS	100.0%	$286,651,692
#	The VALIC Company I Conservative Growth Lifestyle Fund invests in various VALIC Company I Funds. Additional information on the underlying funds including such funds' prospectuses and shareholder reports are available at our website, www.corebridgefinancial.com/rs.
†	Non-income producing security
(1)	See Note 3.
(2)	The rate shown is the 7-day yield as of February 28, 2025.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$284,788,788	$—	$—	$284,788,788
Short-Term Investments	2,135,016	—	—	2,135,016
Total Investments at Value	$286,923,804	$—	$—	$286,923,804
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 29.0%
Advertising — 0.0%
Neptune Bidco US, Inc.
9.29%, 04/15/2029*	$ 425,000	$ 380,688
Omnicom Group, Inc.
5.30%, 11/01/2034#	667,000	670,953
		1,051,641
Aerospace/Defense — 0.4%
BAE Systems PLC
5.50%, 03/26/2054*	272,000	273,059
Boeing Co.
3.38%, 06/15/2046	1,105,000	750,635
3.60%, 05/01/2034#	248,000	214,380
3.75%, 02/01/2050#	687,000	488,181
5.15%, 05/01/2030	1,275,000	1,276,513
5.81%, 05/01/2050	286,000	275,869
5.93%, 05/01/2060	1,308,000	1,251,977
6.26%, 05/01/2027	299,000	307,159
Embraer Netherlands Finance BV
7.00%, 07/28/2030	550,000	591,062
L3Harris Technologies, Inc.
5.25%, 06/01/2031	1,148,000	1,167,219
5.40%, 07/31/2033	1,629,000	1,656,829
Lockheed Martin Corp.
2.80%, 06/15/2050	6,000	3,884
4.70%, 12/15/2031	509,000	508,573
Raytheon Technologies Corp.
5.38%, 02/27/2053	1,606,000	1,564,477
RTX Corp.
6.40%, 03/15/2054	598,000	667,837
		10,997,654
Agriculture — 0.0%
Bunge, Ltd. Finance Corp.
4.65%, 09/17/2034	809,000	782,134
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
5.95%, 04/20/2035*	295,000	304,425
		1,086,559
Airlines — 0.2%
Air Canada
3.88%, 08/15/2026*	690,000	675,414
American Airlines, Inc.
7.25%, 02/15/2028*	288,000	294,488
8.50%, 05/15/2029*	108,000	113,804
British Airways Pass Through Trust
2.90%, 09/15/2036*	1,536,213	1,389,162
Latam Airlines Group SA
7.88%, 04/15/2030*	400,000	402,900
United Airlines Pass-Through Trust
5.45%, 08/15/2038	2,030,177	2,064,198
United Airlines, Inc.
4.63%, 04/15/2029*	339,000	326,802
		5,266,768
Auto Manufacturers — 0.4%
Cummins, Inc.
5.45%, 02/20/2054	169,000	170,210
Daimler Truck Finance North America LLC
2.50%, 12/14/2031*	444,000	379,606
4.95%, 01/13/2028*	243,000	245,012
5.13%, 09/25/2027*	160,000	161,940
5.13%, 01/19/2028*	947,000	958,293
Security Description	Shares or Principal Amount	Value

Auto Manufacturers (continued)
Ford Motor Credit Co. LLC
4.00%, 11/13/2030	$ 1,042,000	$ 948,613
6.05%, 11/05/2031	950,000	948,995
General Motors Financial Co., Inc.
2.70%, 06/10/2031	413,000	354,903
5.60%, 06/18/2031	1,413,000	1,428,057
5.75%, 02/08/2031#	205,000	208,367
Hyundai Capital America
4.55%, 09/26/2029*	600,000	592,769
4.88%, 11/01/2027*	787,000	789,716
5.35%, 03/19/2029*	767,000	779,628
5.80%, 06/26/2025*	573,000	574,629
6.50%, 01/16/2029*	566,000	597,909
Toyota Motor Credit Corp.
4.60%, 10/10/2031	445,000	440,969
Volkswagen Group of America Finance LLC
4.90%, 08/14/2026*	495,000	495,488
		10,075,104
Banks — 7.7%
ABN AMRO Bank NV
5.52%, 12/03/2035*	1,400,000	1,409,271
ABQ Finance, Ltd.
1.88%, 09/08/2025	548,000	539,320
AIB Group PLC
5.87%, 03/28/2035*	1,000,000	1,027,335
6.61%, 09/13/2029*	875,000	926,318
Banco General SA
4.13%, 08/07/2027	600,000	584,040
Banco Santander SA
5.57%, 01/17/2030	400,000	410,143
5.59%, 08/08/2028	1,400,000	1,440,242
6.03%, 01/17/2035	400,000	416,371
6.35%, 03/14/2034	1,200,000	1,244,420
6.94%, 11/07/2033	700,000	784,681
Bank of America Corp.
3.31%, 04/22/2042	1,024,000	790,297
3.42%, 12/20/2028	338,000	326,480
3.85%, 03/08/2037	2,517,000	2,272,944
3.97%, 02/07/2030	1,423,000	1,381,718
4.08%, 04/23/2040	2,411,000	2,111,819
4.18%, 11/25/2027	2,551,000	2,525,528
4.57%, 04/27/2033	1,434,000	1,388,500
5.16%, 01/24/2031	805,000	814,948
5.43%, 08/15/2035	439,000	433,482
5.52%, 10/25/2035	1,148,000	1,136,250
5.74%, 02/12/2036	241,000	242,609
6.11%, 01/29/2037	823,000	862,237
Bank of Ireland Group PLC
5.60%, 03/20/2030*	3,640,000	3,721,305
Bank of Montreal
4.64%, 09/10/2030	457,000	454,548
Bank of New York Mellon Corp.
4.94%, 02/11/2031	787,000	795,452
Bank of Nova Scotia
4.59%, 05/04/2037	961,000	894,277
5.65%, 02/01/2034	1,512,000	1,576,842
BankUnited, Inc.
5.13%, 06/11/2030	1,326,000	1,296,927
Banque Federative du Credit Mutuel SA
5.54%, 01/22/2030*	1,155,000	1,187,808
Barclays PLC
3.56%, 09/23/2035	1,300,000	1,175,046

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
4.94%, 09/10/2030	$ 1,161,000	$ 1,155,879
5.37%, 02/25/2031	540,000	546,284
5.79%, 02/25/2036	515,000	523,205
BNP Paribas SA
1.32%, 01/13/2027*	909,000	883,582
1.68%, 06/30/2027*	1,556,000	1,497,267
5.28%, 11/19/2030*	5,098,000	5,151,080
5.79%, 01/13/2033*	840,000	861,394
BPCE SA
3.58%, 10/19/2042*	674,000	493,265
5.88%, 01/14/2031*	930,000	956,153
5.94%, 05/30/2035*	420,000	428,645
6.29%, 01/14/2036*	1,215,000	1,268,232
6.92%, 01/14/2046*	253,000	271,135
7.00%, 10/19/2034*	1,000,000	1,096,808
CaixaBank SA
6.04%, 06/15/2035*	1,390,000	1,444,395
Canadian Imperial Bank of Commerce
4.63%, 09/11/2030	1,510,000	1,499,063
CBQ Finance, Ltd.
2.00%, 09/15/2025	600,000	590,285
Citibank, N.A.
4.93%, 08/06/2026	655,000	659,676
5.57%, 04/30/2034	650,000	672,488
Citigroup, Inc.
2.57%, 06/03/2031	418,000	372,364
2.67%, 01/29/2031	383,000	345,340
2.90%, 11/03/2042	582,000	417,716
3.11%, 04/08/2026	1,253,000	1,250,836
3.67%, 07/24/2028	211,000	206,012
4.45%, 09/29/2027	2,285,000	2,270,533
4.54%, 09/19/2030#	1,786,000	1,759,389
5.41%, 09/19/2039	819,000	792,753
5.88%, 02/22/2033	771,000	800,646
6.00%, 10/31/2033	1,584,000	1,655,914
6.17%, 05/25/2034	274,000	282,562
Citizens Financial Group, Inc.
2.64%, 09/30/2032	1,283,000	1,066,159
5.72%, 07/23/2032	647,000	661,421
Cooperatieve Rabobank UA
1.00%, 09/24/2026*	4,601,000	4,508,346
Cooperatieve Rabobank UA/NY
4.88%, 01/21/2028	828,000	840,782
Credit Agricole SA
1.25%, 01/26/2027*	941,000	912,836
5.23%, 01/09/2029*	931,000	942,098
5.30%, 07/12/2028*	2,064,000	2,104,628
5.86%, 01/09/2036*	1,265,000	1,298,350
Credit Suisse Group AG
9.02%, 11/15/2033*	484,000	597,198
Danske Bank A/S
4.61%, 10/02/2030*	1,001,000	987,484
5.02%, 03/04/2031*	830,000	831,506
DBS Group Holdings, Ltd.
1.82%, 03/10/2031	560,000	543,795
Deutsche Bank AG
2.55%, 01/07/2028	950,000	913,513
3.73%, 01/14/2032	241,000	216,898
3.74%, 01/07/2033	1,226,000	1,075,962
5.00%, 09/11/2030	1,628,000	1,620,432
5.37%, 01/10/2029	680,000	686,229
5.40%, 09/11/2035	855,000	838,153
Security Description	Shares or Principal Amount	Value

Banks (continued)
5.41%, 05/10/2029	$ 295,000	$ 302,344
6.72%, 01/18/2029	274,000	286,836
DNB Bank ASA
4.85%, 11/05/2030*	1,000,000	1,003,004
Fifth Third Bank NA
4.97%, 01/28/2028	435,000	437,631
First Abu Dhabi Bank PJSC
6.32%, 04/04/2034	508,000	522,234
First Horizon Bank
5.75%, 05/01/2030#	1,248,000	1,262,737
FNB Corp/PA
5.72%, 12/11/2030	646,000	650,581
Goldman Sachs Group, Inc.
1.54%, 09/10/2027	1,634,000	1,560,353
2.38%, 07/21/2032	1,869,000	1,603,058
3.21%, 04/22/2042	1,452,000	1,096,425
3.80%, 03/15/2030	599,000	572,619
4.22%, 05/01/2029	2,903,000	2,862,403
4.69%, 10/23/2030	301,000	298,720
5.05%, 07/23/2030	135,000	135,935
5.33%, 07/23/2035	290,000	290,162
5.73%, 01/28/2056	375,000	382,108
5.85%, 04/25/2035	347,000	360,773
6.75%, 10/01/2037	1,123,000	1,229,720
Gulf International Bank BSC
5.75%, 06/05/2029	600,000	612,000
HSBC Holdings PLC
5.73%, 05/17/2032	868,000	893,362
5.87%, 11/18/2035	745,000	744,208
6.33%, 03/09/2044	3,508,000	3,788,189
Huntington Bancshares, Inc.
5.27%, 01/15/2031	510,000	516,698
ING Groep NV
1.40%, 07/01/2026*	3,427,000	3,390,397
Intesa Sanpaolo SpA
4.95%, 06/01/2042*	786,000	650,821
7.78%, 06/20/2054*	894,000	1,022,075
JPMorgan Chase & Co.
2.07%, 06/01/2029	3,146,000	2,903,122
2.53%, 11/19/2041	2,651,000	1,855,759
2.55%, 11/08/2032	299,000	258,650
3.54%, 05/01/2028	2,163,000	2,115,421
4.51%, 10/22/2028	481,000	479,675
4.91%, 07/25/2033	299,000	297,914
6.25%, 10/23/2034	521,000	561,333
KBC Group NV
4.93%, 10/16/2030*	610,000	609,659
KeyBank NA
3.40%, 05/20/2026	1,560,000	1,535,656
4.90%, 08/08/2032	782,000	758,506
KeyCorp
5.12%, 04/04/2031	1,283,000	1,289,363
Lloyds Banking Group PLC
5.68%, 01/05/2035	977,000	996,593
5.72%, 06/05/2030	2,460,000	2,532,862
Mashreqbank PSC
7.88%, 02/24/2033	500,000	526,788
Mizuho Financial Group, Inc.
5.78%, 07/06/2029	1,431,000	1,476,954
Morgan Stanley
1.51%, 07/20/2027	1,869,000	1,791,693
1.59%, 05/04/2027	654,000	631,454
2.48%, 09/16/2036	567,000	471,601

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
3.22%, 04/22/2042	$ 2,070,000	$ 1,576,497
3.62%, 04/01/2031	634,000	598,678
4.65%, 10/18/2030	216,000	213,962
5.04%, 07/19/2030	660,000	665,277
5.17%, 01/16/2030	518,000	525,012
5.30%, 04/20/2037	1,098,000	1,087,059
5.32%, 07/19/2035	1,251,000	1,255,836
5.52%, 11/19/2055	448,000	447,356
5.94%, 02/07/2039	867,000	884,030
Morgan Stanley VRS
3.59%, 07/22/2028(1)	1,929,000	1,876,331
Morgan Stanley Bank NA
5.50%, 05/26/2028	312,000	317,434
NatWest Group PLC
1.64%, 06/14/2027	1,452,000	1,397,861
3.03%, 11/28/2035	947,000	839,460
4.45%, 05/08/2030	778,000	764,225
4.89%, 05/18/2029	755,000	756,343
4.96%, 08/15/2030	671,000	671,626
8.00%, 08/10/2025(2)	1,096,000	1,106,656
NatWest Markets PLC
5.41%, 05/17/2029*	1,905,000	1,953,439
Nbk Tier 2, Ltd.
2.50%, 11/24/2030#	744,000	726,715
Nordea Bank Abp
5.38%, 09/22/2027*	1,556,000	1,585,734
PNC Financial Services Group, Inc.
4.81%, 10/21/2032	670,000	664,402
QNB Finance, Ltd.
2.63%, 05/12/2025	552,000	549,611
Regions Financial Corp.
5.50%, 09/06/2035	540,000	538,578
5.72%, 06/06/2030	519,000	532,614
7.38%, 12/10/2037	746,000	851,979
Royal Bank of Canada
4.65%, 10/18/2030	1,050,000	1,044,221
Santander Holdings USA, Inc.
6.17%, 01/09/2030	2,000,000	2,069,901
Santander UK Group Holdings PLC
4.86%, 09/11/2030	1,880,000	1,857,453
5.69%, 04/15/2031	910,000	930,504
Shinhan Financial Group Co., Ltd.
5.00%, 07/24/2028	800,000	810,019
Signature Bank
4.00%, 10/15/2030	740,000	440,020
SNB Sukuk, Ltd.
5.13%, 02/27/2029	550,000	552,480
Societe Generale SA
5.25%, 02/19/2027*	775,000	779,780
6.10%, 04/13/2033*	2,240,000	2,301,146
6.45%, 01/10/2029*	2,500,000	2,594,814
Standard Chartered PLC
5.01%, 10/15/2030*#	550,000	549,983
5.69%, 05/14/2028*	609,000	620,002
5.91%, 05/14/2035*	2,520,000	2,594,056
Sumitomo Mitsui Financial Group, Inc.
5.84%, 07/09/2044	325,000	338,450
Sumitomo Mitsui Trust Bank, Ltd.
4.45%, 09/10/2027*	528,000	527,774
Swedbank AB
1.54%, 11/16/2026*	3,767,000	3,590,745
Security Description	Shares or Principal Amount	Value

Banks (continued)
Texas Capital Bancshares, Inc.
4.00%, 05/06/2031	$ 360,000	$ 347,197
Toronto-Dominion Bank
5.30%, 01/30/2032	780,000	794,102
Truist Financial Corp.
5.12%, 01/26/2034	1,000,000	989,695
7.16%, 10/30/2029	2,000,000	2,153,987
UBS Group AG
1.49%, 08/10/2027*	1,610,000	1,539,265
4.13%, 09/24/2025*	269,000	268,226
4.75%, 05/12/2028*	1,677,000	1,677,033
5.43%, 02/08/2030*	1,620,000	1,651,683
5.62%, 09/13/2030*	720,000	740,928
7.50%, 02/15/2028	519,000	560,918
UniCredit SpA
2.57%, 09/22/2026*	1,309,000	1,292,532
United Overseas Bank, Ltd.
2.00%, 10/14/2031	1,450,000	1,391,182
US Bancorp
2.49%, 11/03/2036	1,993,000	1,655,202
Wells Fargo & Co.
2.57%, 02/11/2031	1,203,000	1,082,187
2.88%, 10/30/2030	1,474,000	1,354,223
3.07%, 04/30/2041	1,792,000	1,357,207
4.30%, 07/22/2027	3,302,000	3,283,307
4.65%, 11/04/2044	353,000	308,315
5.21%, 12/03/2035	2,415,000	2,408,586
5.39%, 04/24/2034	1,051,000	1,063,377
5.50%, 01/23/2035	206,000	209,382
5.61%, 01/15/2044	361,000	356,228
5.71%, 04/22/2028	1,904,000	1,942,674
Woori Bank
5.13%, 08/06/2028	560,000	564,058
Zions Bancorp NA
3.25%, 10/29/2029	1,840,000	1,664,883
6.82%, 11/19/2035	540,000	559,603
		207,742,288
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.90%, 02/01/2046	2,827,000	2,643,452
Constellation Brands, Inc.
4.35%, 05/09/2027	736,000	732,431
PepsiCo, Inc.
3.60%, 02/18/2028	358,000	352,191
3.90%, 07/18/2032	405,000	386,661
4.00%, 03/05/2042	188,000	162,252
4.45%, 02/07/2028	519,000	521,487
		4,798,474
Biotechnology — 0.4%
Amgen, Inc.
2.80%, 08/15/2041	1,181,000	856,294
3.15%, 02/21/2040	1,916,000	1,484,307
4.40%, 05/01/2045	504,000	433,591
4.66%, 06/15/2051	412,000	360,322
5.15%, 03/02/2028	431,000	438,146
5.25%, 03/02/2030	546,000	558,375
5.60%, 03/02/2043	256,000	257,877
5.65%, 03/02/2053	949,000	951,542
5.75%, 03/02/2063	1,004,000	1,005,445

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Biotechnology (continued)
Gilead Sciences, Inc.
2.60%, 10/01/2040	$ 1,225,000	$ 886,366
4.80%, 11/15/2029	518,000	522,953
5.10%, 06/15/2035	340,000	342,947
5.55%, 10/15/2053	562,000	572,442
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	374,000	318,619
2.80%, 09/15/2050	983,000	600,084
Royalty Pharma PLC
2.15%, 09/02/2031	1,879,000	1,580,951
5.15%, 09/02/2029	301,000	304,223
5.90%, 09/02/2054#	369,000	364,490
		11,838,974
Building Materials — 0.3%
Carrier Global Corp.
3.38%, 04/05/2040	1,815,000	1,447,431
5.90%, 03/15/2034	232,000	245,221
CRH SMW Finance DAC
5.20%, 05/21/2029	1,601,000	1,632,735
GCC SAB de CV
3.61%, 04/20/2032	600,000	520,638
Lennox International, Inc.
5.50%, 09/15/2028	618,000	634,565
Martin Marietta Materials, Inc.
2.40%, 07/15/2031	1,051,000	912,247
5.50%, 12/01/2054	553,000	540,247
Owens Corning
5.50%, 06/15/2027	294,000	299,538
Quikrete Holdings, Inc.
6.38%, 03/01/2032*	65,000	65,943
6.75%, 03/01/2033*	159,000	161,422
St Marys Cement, Inc.
5.75%, 04/02/2034	650,000	648,443
Standard Industries, Inc.
3.38%, 01/15/2031*	279,000	244,921
5.00%, 02/15/2027*	100,000	99,059
Vulcan Materials Co.
5.70%, 12/01/2054	368,000	370,531
		7,822,941
Chemicals — 0.3%
CF Industries, Inc.
5.38%, 03/15/2044	686,000	651,939
Consolidated Energy Finance SA
5.63%, 10/15/2028*	303,000	263,322
Eastman Chemical Co.
5.75%, 03/08/2033	505,000	524,385
Ecolab, Inc.
2.70%, 12/15/2051	1,732,000	1,095,539
5.25%, 01/15/2028	485,000	498,977
MEGlobal BV
4.25%, 11/03/2026	790,000	774,517
Methanex Corp.
5.13%, 10/15/2027	169,000	166,370
5.25%, 12/15/2029	18,000	17,571
Methanex US Operations, Inc.
6.25%, 03/15/2032*	135,000	135,285
Minerals Technologies, Inc.
5.00%, 07/01/2028*	300,000	290,356
Nutrien, Ltd.
5.20%, 06/21/2027	317,000	321,586
Security Description	Shares or Principal Amount	Value

Chemicals (continued)
Olympus Water US Holding Corp.
9.75%, 11/15/2028*	$ 196,000	$ 206,287
RPM International, Inc.
2.95%, 01/15/2032	207,000	182,595
Sasol Financing USA LLC
5.50%, 03/18/2031	320,000	272,963
Sherwin-Williams Co.
4.80%, 09/01/2031	291,000	291,110
Solvay Finance America LLC
5.65%, 06/04/2029*	708,000	726,373
Trinseo Luxco Finance SPV SARL/Trinseo NA Finance SPV LLC
7.63%, 05/03/2029*(3)	302,600	225,437
Westlake Corp.
3.38%, 08/15/2061	584,000	360,390
		7,005,002
Coal — 0.0%
Indika Energy Tbk PT
8.75%, 05/07/2029	300,000	307,571
Warrior Met Coal, Inc.
7.88%, 12/01/2028*	141,000	145,087
		452,658
Commercial Services — 0.5%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/2028*	244,000	232,588
4.63%, 06/01/2028*	80,000	76,088
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.38%, 03/01/2029*	143,000	133,255
8.25%, 01/15/2030*#	160,000	162,928
Block, Inc.
6.50%, 05/15/2032*	220,000	224,478
Boost Newco Borrower LLC
7.50%, 01/15/2031*	275,000	287,652
Champions Financing, Inc.
8.75%, 02/15/2029*#	336,000	310,652
Deluxe Corp.
8.00%, 06/01/2029*	343,000	326,204
DP World, Ltd.
5.63%, 09/25/2048	544,000	515,120
EquipmentShare.com, Inc.
8.00%, 03/15/2033*	73,000	75,672
8.63%, 05/15/2032*	315,000	333,468
Ford Foundation
2.82%, 06/01/2070	1,433,000	846,110
Garda World Security Corp.
6.00%, 06/01/2029*	175,000	168,918
8.38%, 11/15/2032*	260,000	267,249
GXO Logistics, Inc.
6.25%, 05/06/2029	442,000	457,504
Hertz Corp.
4.63%, 12/01/2026*#	517,000	448,545
12.63%, 07/15/2029*	102,000	107,511
Mersin Uluslararasi Liman Isletmeciligi AS
8.25%, 11/15/2028	300,000	310,680
Mobius Merger Sub, Inc.
9.00%, 06/01/2030*	291,000	280,864
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.38%, 08/31/2027*	179,000	170,078

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Commercial Services (continued)
6.25%, 01/15/2028*	$ 39,000	$ 39,066
Quanta Services, Inc.
2.35%, 01/15/2032	1,369,000	1,155,477
2.90%, 10/01/2030	485,000	436,700
3.05%, 10/01/2041	969,000	691,424
4.75%, 08/09/2027	307,000	307,490
5.25%, 08/09/2034	307,000	304,686
S&P Global, Inc.
2.70%, 03/01/2029	1,604,000	1,499,922
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%, 08/15/2032*	158,000	161,013
TriNet Group, Inc.
3.50%, 03/01/2029*	218,000	199,921
Triton Container International, Ltd.
2.05%, 04/15/2026*#	824,000	796,590
3.15%, 06/15/2031*	1,003,000	872,133
Veritiv Operating Co.
10.50%, 11/30/2030*	265,000	288,185
VM Consolidated, Inc.
5.50%, 04/15/2029*	346,000	338,216
WEX, Inc.
6.50%, 03/15/2033*	190,000	190,219
		13,016,606
Computers — 0.7%
Accenture Capital, Inc.
4.25%, 10/04/2031	650,000	636,074
4.50%, 10/04/2034	792,000	768,432
Ahead DB Holdings LLC
6.63%, 05/01/2028*	218,000	215,452
Apple, Inc.
1.40%, 08/05/2028	1,041,000	948,062
2.65%, 05/11/2050	897,000	577,927
2.70%, 08/05/2051	731,000	467,523
3.95%, 08/08/2052	706,000	578,233
Dell International LLC/EMC Corp.
3.38%, 12/15/2041	1,936,000	1,461,758
4.35%, 02/01/2030	865,000	847,662
8.10%, 07/15/2036	487,000	587,081
Fortress Intermediate 3, Inc.
7.50%, 06/01/2031*	230,000	238,051
Hewlett Packard Enterprise Co.
1.75%, 04/01/2026	2,034,000	1,975,504
4.45%, 09/25/2026	309,000	308,607
5.00%, 10/15/2034	1,150,000	1,131,764
5.25%, 07/01/2028	1,158,000	1,180,946
5.60%, 10/15/2054	359,000	349,393
International Business Machines Corp.
4.65%, 02/10/2028	1,657,000	1,661,664
Leidos, Inc.
4.38%, 05/15/2030	1,643,000	1,594,201
5.50%, 03/15/2035	745,000	750,752
5.75%, 03/15/2033	587,000	604,323
McAfee Corp.
7.38%, 02/15/2030*	223,000	217,285
NCR Voyix Corp.
5.13%, 04/15/2029*	56,000	53,827
Seagate HDD Cayman
4.09%, 06/01/2029	192,000	181,847
Security Description	Shares or Principal Amount	Value

Computers (continued)
Wipro IT Services LLC
1.50%, 06/23/2026	$ 576,000	$ 553,034
		17,889,402
Cosmetics/Personal Care — 0.1%
Edgewell Personal Care Co.
4.13%, 04/01/2029*	310,000	288,713
Haleon US Capital LLC
3.63%, 03/24/2032	2,349,000	2,163,666
Perrigo Finance Unlimited Co.
6.13%, 09/30/2032#	370,000	370,000
Unilever Capital Corp.
2.13%, 09/06/2029	360,000	326,727
		3,149,106
Distribution/Wholesale — 0.0%
Windsor Holdings III LLC
8.50%, 06/15/2030*	107,000	113,160
Diversified Financial Services — 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/2026	1,799,000	1,734,746
4.63%, 09/10/2029	1,160,000	1,148,018
Aircastle, Ltd.
5.25%, 06/15/2026*(2)	310,000	304,962
Aircastle, Ltd./Aircastle Ireland DAC
5.25%, 03/15/2030*	645,000	647,869
Ally Financial, Inc.
6.70%, 02/14/2033#	358,000	369,926
American Express Co.
5.09%, 01/30/2031	440,000	445,478
5.10%, 02/16/2028	1,335,000	1,349,969
5.44%, 01/30/2036	775,000	789,286
Avolon Holdings Funding, Ltd.
4.38%, 05/01/2026*	12,000,000	11,936,742
4.95%, 01/15/2028*	465,000	463,707
5.15%, 01/15/2030*	715,000	709,577
5.75%, 11/15/2029*	965,000	985,498
6.38%, 05/04/2028*	343,000	355,457
Bread Financial Holdings, Inc.
9.75%, 03/15/2029*	268,000	288,225
Burford Capital Global Finance LLC
6.25%, 04/15/2028*	365,000	363,417
Caja de Compensacion de Asignacion Familiar de Los Andes
7.00%, 07/30/2029*	550,000	567,347
Cobra AcquisitionCo LLC
6.38%, 11/01/2029*	395,000	348,394
Credit Acceptance Corp.
6.63%, 03/15/2030*	5,000	5,007
9.25%, 12/15/2028*	261,000	278,562
Enova International, Inc.
9.13%, 08/01/2029*	293,000	308,770
Focus Financial Partners LLC
6.75%, 09/15/2031*	290,000	292,408
goeasy, Ltd.
6.88%, 05/15/2030*	175,000	177,824
7.63%, 07/01/2029*	159,000	164,972
Intercontinental Exchange, Inc.
4.25%, 09/21/2048	1,104,000	936,484
4.95%, 06/15/2052	652,000	604,998
5.20%, 06/15/2062	622,000	593,113

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
Jane Street Group/JSG Finance, Inc.
6.13%, 11/01/2032*	$ 189,000	$ 189,748
7.13%, 04/30/2031*	217,000	225,137
LFS Topco LLC
5.88%, 10/15/2026*	206,000	204,440
Macquarie Airfinance Holdings, Ltd.
5.15%, 03/17/2030*	480,000	475,975
Mastercard, Inc.
4.35%, 01/15/2032	637,000	625,062
Nasdaq, Inc.
5.95%, 08/15/2053	303,000	315,328
6.10%, 06/28/2063	363,000	378,578
OneMain Finance Corp.
5.38%, 11/15/2029	178,000	173,927
6.63%, 05/15/2029	103,000	104,987
7.50%, 05/15/2031	105,000	109,431
Planet Financial Group LLC
10.50%, 12/15/2029*	296,000	307,068
REC, Ltd.
5.63%, 04/11/2028	460,000	469,311
Rfna LP
7.88%, 02/15/2030*	156,000	158,933
Sobha Sukuk, Ltd.
8.75%, 07/17/2028	300,000	305,912
Synchrony Financial
4.50%, 07/23/2025	2,146,000	2,142,552
5.15%, 03/19/2029	852,000	849,200
VFH Parent LLC/Valor Co.-Issuer, Inc.
7.50%, 06/15/2031*	240,000	248,050
Voya Financial, Inc.
5.00%, 09/20/2034	251,000	244,622
		33,699,017
Electric — 3.1%
AES Corp.
2.45%, 01/15/2031#	2,748,000	2,352,759
5.45%, 06/01/2028#	1,236,000	1,257,485
Algonquin Power & Utilities Corp.
5.37%, 06/15/2026(4)	218,000	219,496
Alliant Energy Finance LLC
5.95%, 03/30/2029*	504,000	522,065
Ameren Corp.
5.70%, 12/01/2026	719,000	731,422
American Electric Power Co., Inc.
5.63%, 03/01/2033#	1,159,000	1,191,017
Avangrid, Inc.
3.20%, 04/15/2025	2,053,000	2,047,940
Baltimore Gas & Electric Co.
5.65%, 06/01/2054	570,000	570,887
California Buyer, Ltd./Atlantica Sustainable Infrastructure PLC
6.38%, 02/15/2032*	280,000	277,645
Calpine Corp.
3.75%, 03/01/2031*	173,000	158,100
5.00%, 02/01/2031*	250,000	240,547
Clearway Energy Operating LLC
3.75%, 01/15/2032*	192,000	166,437
CMS Energy Corp.
3.75%, 12/01/2050	1,165,000	1,026,678
4.75%, 06/01/2050	1,337,000	1,267,329
Cometa Energia SA de CV
6.38%, 04/24/2035	599,040	600,208
Security Description	Shares or Principal Amount	Value

Electric (continued)
Consolidated Edison Co. of New York, Inc.
3.95%, 04/01/2050	$ 715,000	$ 569,502
4.13%, 05/15/2049	438,000	352,614
4.45%, 03/15/2044	751,000	656,014
4.50%, 12/01/2045	380,000	331,455
Constellation Energy Generation LLC
5.60%, 06/15/2042	2,500,000	2,449,735
5.75%, 10/01/2041	1,000,000	996,828
Diamond II, Ltd.
7.95%, 07/28/2026	248,000	251,503
Dominion Energy, Inc.
5.25%, 08/01/2033	1,929,000	1,929,148
DTE Electric Co.
3.95%, 03/01/2049	1,664,000	1,348,875
DTE Energy Co.
4.88%, 06/01/2028	1,818,000	1,832,114
Duke Energy Carolinas LLC
3.55%, 03/15/2052	651,000	473,939
5.40%, 01/15/2054	495,000	487,162
Duke Energy Corp.
5.80%, 06/15/2054	387,000	387,471
Duke Energy Florida LLC
5.95%, 11/15/2052	736,000	762,246
Duke Energy Ohio, Inc.
5.65%, 04/01/2053	528,000	531,403
Duke Energy Progress LLC
4.00%, 04/01/2052	1,042,000	825,780
Emera US Finance LP
4.75%, 06/15/2046	1,738,000	1,485,831
Enel Finance International NV
3.50%, 04/06/2028*	1,128,000	1,086,107
4.75%, 05/25/2047*	1,025,000	889,571
5.13%, 06/26/2029*	323,000	325,905
7.75%, 10/14/2052*	1,090,000	1,326,371
Engie Energia Chile SA
3.40%, 01/28/2030#	600,000	541,016
Engie SA
5.25%, 04/10/2029*	850,000	862,993
5.88%, 04/10/2054*#	962,000	973,812
Entergy Mississippi LLC
3.50%, 06/01/2051	490,000	351,254
3.85%, 06/01/2049	296,000	227,238
5.85%, 06/01/2054	360,000	372,153
Entergy Texas, Inc.
4.50%, 03/30/2039	2,847,000	2,610,770
5.00%, 09/15/2052	326,000	298,126
5.25%, 04/15/2035	258,000	259,283
FirstEnergy Corp.
4.85%, 07/15/2047	549,000	480,503
FirstEnergy Pennsylvania Electric Co.
5.20%, 04/01/2028*	2,230,000	2,260,982
FirstEnergy Transmission LLC
4.55%, 04/01/2049*#	1,950,000	1,693,338
Florida Power & Light Co.
5.15%, 06/15/2029	651,000	667,259
Georgia Power Co.
3.25%, 03/15/2051	2,124,000	1,471,057
Interstate Power & Light Co.
3.50%, 09/30/2049	1,493,000	1,083,140
Interstate Power and Light Co.
4.95%, 09/30/2034	340,000	334,302
ITC Holdings Corp.
5.65%, 05/09/2034*	455,000	466,535

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Jersey Central Power & Light Co.
5.10%, 01/15/2035*	$ 255,000	$ 253,232
Kentucky Power Co.
7.00%, 11/15/2033*	906,000	979,075
Liberty Utilities Finance GP 1
2.05%, 09/15/2030*	442,000	379,358
LLPL Capital Pte, Ltd.
6.88%, 02/04/2039	494,496	504,420
Minejesa Capital BV
4.63%, 08/10/2030	513,110	502,635
Narragansett Electric Co.
5.35%, 05/01/2034*	415,000	419,884
National Rural Utilities Cooperative Finance Corp.
4.12%, 09/16/2027	714,000	708,345
4.75%, 02/07/2028	487,000	491,037
National Rural Utilities Cooperative Finance Corp. FRS
7.46%, (TSFR3M+3.17%), 04/30/2043	558,000	558,641
New York State Electric & Gas Corp.
5.85%, 08/15/2033*	1,465,000	1,530,511
NextEra Energy Capital Holdings, Inc.
5.30%, 03/15/2032	686,000	695,869
5.75%, 09/01/2025	512,000	514,397
5.90%, 03/15/2055	564,000	575,131
Niagara Energy SAC
5.75%, 10/03/2034*	540,000	530,946
NRG Energy, Inc.
3.63%, 02/15/2031*	531,000	473,888
5.25%, 06/15/2029*	39,000	38,220
OGE Energy Corp.
5.45%, 05/15/2029	235,000	241,138
Oklahoma Gas & Electric Co.
5.60%, 04/01/2053	326,000	326,338
Oncor Electric Delivery Co. LLC
4.15%, 06/01/2032	1,145,000	1,091,846
Pacific Gas & Electric Co.
3.95%, 12/01/2047	1,837,000	1,380,144
4.30%, 03/15/2045	2,422,000	1,933,439
4.95%, 06/08/2025	715,000	713,860
5.70%, 03/01/2035	1,780,000	1,802,478
5.80%, 05/15/2034	127,000	129,290
6.40%, 06/15/2033	157,000	165,788
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/2028*	338,000	320,284
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.88%, 07/17/2049	900,000	757,425
PG&E Recovery Funding LLC
5.23%, 06/01/2042	1,155,000	1,171,297
5.53%, 06/01/2051	1,370,000	1,388,880
PPL Capital Funding, Inc.
5.25%, 09/01/2034	227,000	226,766
Public Service Co. of Colorado
2.70%, 01/15/2051	3,258,000	2,016,056
3.70%, 06/15/2028	535,000	522,302
4.10%, 06/15/2048	1,412,000	1,126,038
Public Service Co. of Oklahoma
2.20%, 08/15/2031	1,689,000	1,438,528
Puget Sound Energy, Inc.
5.69%, 06/15/2054	373,000	378,827
Security Description	Shares or Principal Amount	Value

Electric (continued)
RWE Finance US LLC
6.25%, 04/16/2054*	$ 596,000	$ 604,477
Saavi Energia SARL
8.88%, 02/10/2035*	410,000	412,644
San Diego Gas & Electric Co.
5.55%, 04/15/2054	392,000	386,607
Southern California Edison Co.
5.20%, 06/01/2034	1,500,000	1,470,752
5.45%, 06/01/2031	1,650,000	1,672,688
5.90%, 03/01/2055	435,000	431,498
Termocandelaria Power SA
7.75%, 09/17/2031	400,000	408,928
Union Electric Co.
3.90%, 04/01/2052	891,000	700,416
Virginia Electric & Power Co.
5.55%, 08/15/2054	183,000	181,484
Vistra Operations Co. LLC
5.00%, 07/31/2027*	381,000	376,400
5.70%, 12/30/2034*	3,000,000	3,014,646
6.00%, 04/15/2034*	101,000	103,466
XPLR Infrastructure Operating Partners LP
7.25%, 01/15/2029*#	398,000	395,341
		83,329,010
Electrical Components & Equipment — 0.0%
EnerSys
4.38%, 12/15/2027*	230,000	223,250
6.63%, 01/15/2032*	31,000	31,909
WESCO Distribution, Inc.
6.38%, 03/15/2033*	183,000	184,704
		439,863
Electronics — 0.2%
Allegion US Holding Co., Inc.
5.41%, 07/01/2032	449,000	457,214
5.60%, 05/29/2034	425,000	432,921
Amphenol Corp.
5.05%, 04/05/2029	383,000	390,440
5.25%, 04/05/2034	385,000	392,178
5.38%, 11/15/2054	258,000	257,334
Honeywell International, Inc.
4.95%, 09/01/2031	429,000	435,987
Imola Merger Corp.
4.75%, 05/15/2029*	230,000	221,267
TD Synnex Corp.
6.10%, 04/12/2034	648,000	680,441
Trimble, Inc.
6.10%, 03/15/2033	318,000	335,573
TTM Technologies, Inc.
4.00%, 03/01/2029*	382,000	357,857
Vontier Corp.
2.95%, 04/01/2031	916,000	797,510
		4,758,722
Energy-Alternate Sources — 0.0%
India Green Power Holdings
4.00%, 02/22/2027	303,310	292,682
Engineering & Construction — 0.0%
MasTec, Inc.
5.90%, 06/15/2029	416,000	426,898
Entertainment — 0.1%
Banijay Entertainment SASU
8.13%, 05/01/2029*	282,000	293,852

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Entertainment (continued)
Caesars Entertainment, Inc.
4.63%, 10/15/2029*#	$ 270,000	$ 255,136
6.50%, 02/15/2032*	44,000	44,629
GENM Capital Labuan, Ltd.
3.88%, 04/19/2031	308,000	275,031
Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.
8.00%, 08/01/2030*	273,000	282,286
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029*#	334,000	323,714
WarnerMedia Holdings, Inc.
4.28%, 03/15/2032	392,000	352,145
5.05%, 03/15/2042	778,000	644,596
5.14%, 03/15/2052	69,000	53,257
5.39%, 03/15/2062	382,000	293,511
		2,818,157
Environmental Control — 0.1%
Republic Services, Inc.
5.00%, 11/15/2029	547,000	555,750
Reworld Holding Corp.
5.00%, 09/01/2030	240,000	224,029
Waste Connections, Inc.
2.20%, 01/15/2032	859,000	725,453
Waste Management, Inc.
4.95%, 07/03/2027	640,000	649,152
		2,154,384
Food — 0.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.88%, 02/15/2028*	296,000	295,953
Bimbo Bakeries USA, Inc.
5.38%, 01/09/2036*	1,167,000	1,158,370
5.38%, 01/09/2036	200,000	198,365
C&S Group Enterprises LLC
5.00%, 12/15/2028*	644,000	540,336
Conagra Brands, Inc.
5.40%, 11/01/2048#	510,000	474,810
7.00%, 10/01/2028	648,000	692,448
Hershey Co.
4.55%, 02/24/2028#	363,000	365,895
Hormel Foods Corp.
4.80%, 03/30/2027	571,000	576,100
Indofood CBP Sukses Makmur Tbk PT
3.54%, 04/27/2032	400,000	361,138
J.M. Smucker Co.
6.50%, 11/15/2043	394,000	429,587
JBS USA Holding Lux SARL/JBS USA Food Co./ JBS Lux Co. SAR
3.00%, 05/15/2032	855,000	734,673
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
3.75%, 12/01/2031	1,720,000	1,562,797
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
6.50%, 12/01/2052	600,000	633,967
Kellanova
7.45%, 04/01/2031	955,000	1,084,403
Kraft Heinz Foods Co.
4.38%, 06/01/2046	2,971,000	2,484,547
4.88%, 10/01/2049	322,000	285,304
5.20%, 03/15/2032	325,000	329,455
Security Description	Shares or Principal Amount	Value

Food (continued)
Kroger Co.
3.88%, 10/15/2046	$ 492,000	$ 382,274
5.00%, 09/15/2034	599,000	590,804
5.50%, 09/15/2054	780,000	757,802
5.65%, 09/15/2064	550,000	534,552
Land O'Lakes Capital Trust I
7.45%, 03/15/2028*	124,000	122,604
Mars, Inc.
4.65%, 04/20/2031*	790,000	788,403
Nestle Holdings, Inc.
5.25%, 03/13/2026*	536,000	540,749
Performance Food Group, Inc.
5.50%, 10/15/2027*	199,000	198,109
Sysco Corp.
4.45%, 03/15/2048	972,000	816,928
4.50%, 04/01/2046	1,900,000	1,632,876
5.10%, 09/23/2030	646,000	655,000
5.95%, 04/01/2030	174,000	182,707
		19,410,956
Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA
4.20%, 01/29/2030	430,000	405,566
Georgia-Pacific LLC
0.95%, 05/15/2026*#	1,856,000	1,780,334
Glatfelter Corp.
4.75%, 11/15/2029*	285,000	259,169
Inversiones CMPC SA
6.13%, 02/26/2034*#	520,000	529,370
LD Celulose International GmbH
7.95%, 01/26/2032*	200,000	207,611
Suzano Austria GmbH
5.00%, 01/15/2030	500,000	488,484
		3,670,534
Gas — 0.2%
APA Infrastructure, Ltd.
5.13%, 09/16/2034*	1,155,000	1,139,187
Atmos Energy Corp.
5.75%, 10/15/2052	509,000	525,808
Brooklyn Union Gas Co.
6.42%, 07/18/2054*	328,000	351,152
KeySpan Gas East Corp.
5.99%, 03/06/2033*	1,625,000	1,680,501
National Fuel Gas Co.
5.95%, 03/15/2035	325,000	332,916
NiSource, Inc.
5.20%, 07/01/2029	750,000	764,525
Southern California Gas Co.
5.60%, 04/01/2054	615,000	606,052
		5,400,141
Hand/Machine Tools — 0.0%
Stanley Black & Decker, Inc.
4.00%, 03/15/2060	1,013,000	1,009,423
Healthcare-Products — 0.2%
Agilent Technologies, Inc.
2.30%, 03/12/2031	1,004,000	871,687
2.75%, 09/15/2029	791,000	729,683
GE HealthCare Technologies, Inc.
5.65%, 11/15/2027	705,000	723,891
Medline Borrower LP
3.88%, 04/01/2029*	95,000	89,054

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Products (continued)
Medline Borrower LP/Medline Co.-Issuer, Inc.
6.25%, 04/01/2029*	$ 185,000	$ 187,766
Solventum Corp.
5.60%, 03/23/2034	904,000	925,363
Sotera Health Holdings LLC
7.38%, 06/01/2031*	78,000	80,233
STERIS PLC
3.75%, 03/15/2051	597,000	437,184
Stryker Corp.
4.85%, 12/08/2028	769,000	779,324
5.20%, 02/10/2035	445,000	451,702
Thermo Fisher Scientific, Inc.
5.00%, 01/31/2029	1,022,000	1,044,051
		6,319,938
Healthcare-Services — 0.9%
Cigna Group
2.38%, 03/15/2031	331,000	288,206
2.40%, 03/15/2030	561,000	502,111
3.40%, 03/15/2050	991,000	682,391
3.88%, 10/15/2047	260,000	197,312
4.38%, 10/15/2028	324,000	321,481
5.00%, 05/15/2029	485,000	491,860
Concentra Escrow Issuer Corp.
6.88%, 07/15/2032*	274,000	284,191
Elevance Health, Inc.
2.88%, 09/15/2029	877,000	814,011
6.10%, 10/15/2052	522,000	541,380
HCA, Inc.
3.38%, 03/15/2029	779,000	735,359
3.50%, 09/01/2030	1,561,000	1,451,135
3.50%, 07/15/2051	1,704,000	1,148,046
4.63%, 03/15/2052	1,891,000	1,536,889
5.25%, 06/15/2049	1,015,000	911,333
5.45%, 04/01/2031	1,128,000	1,148,444
5.50%, 03/01/2032	480,000	486,628
5.75%, 03/01/2035	1,030,000	1,048,560
Humana, Inc.
1.35%, 02/03/2027	1,084,000	1,017,453
4.88%, 04/01/2030	707,000	704,153
5.50%, 03/15/2053	311,000	286,100
5.75%, 04/15/2054	412,000	392,914
5.88%, 03/01/2033	640,000	656,642
LifePoint Health, Inc.
5.38%, 01/15/2029*#	320,000	285,592
Molina Healthcare, Inc.
3.88%, 11/15/2030*	250,000	225,099
6.25%, 01/15/2033*	140,000	138,353
Quest Diagnostics, Inc.
5.00%, 12/15/2034	728,000	721,300
Roche Holdings, Inc.
5.49%, 11/13/2030*	2,127,000	2,227,628
Select Medical Corp.
6.25%, 12/01/2032*#	230,000	228,843
UnitedHealth Group, Inc.
1.25%, 01/15/2026	2,479,000	2,413,203
4.75%, 05/15/2052	1,392,000	1,215,198
4.90%, 04/15/2031	450,000	454,257
4.95%, 05/15/2062	591,000	521,337
5.15%, 07/15/2034	374,000	376,664
		24,454,073
Security Description	Shares or Principal Amount	Value

Home Builders — 0.0%
Mattamy Group Corp.
4.63%, 03/01/2030*	$ 286,000	$ 266,894
Insurance — 1.0%
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
6.50%, 10/01/2031*	290,000	290,680
Allstate Corp.
5.05%, 06/24/2029	206,000	209,142
Aon North America, Inc.
5.30%, 03/01/2031	2,116,000	2,163,419
5.75%, 03/01/2054	1,365,000	1,382,438
Arthur J Gallagher & Co.
4.85%, 12/15/2029	301,000	302,215
5.75%, 03/02/2053	1,146,000	1,157,409
5.75%, 07/15/2054	495,000	500,287
6.75%, 02/15/2054	404,000	459,922
Athene Global Funding
1.73%, 10/02/2026*	2,229,000	2,130,550
4.86%, 08/27/2026*	594,000	595,545
5.32%, 11/13/2031*	923,000	927,547
Athene Holding, Ltd.
3.45%, 05/15/2052	208,000	137,870
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance
7.13%, 05/15/2031*	267,000	273,022
Chubb INA Holdings LLC
4.65%, 08/15/2029	897,000	902,348
CNO Global Funding
5.88%, 06/04/2027*	1,600,000	1,639,893
Enstar Group, Ltd.
3.10%, 09/01/2031	380,000	329,726
Equitable Financial Life Global Funding
1.30%, 07/12/2026*	2,211,000	2,121,166
F&G Annuities & Life, Inc.
6.25%, 10/04/2034	182,000	181,772
6.50%, 06/04/2029	290,000	298,642
F&G Global Funding
2.30%, 04/11/2027*	1,720,000	1,631,110
5.88%, 06/10/2027*	700,000	714,252
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC
7.25%, 02/15/2031*	260,000	264,720
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/2030*	179,000	190,591
Liberty Mutual Group, Inc.
4.30%, 02/01/2061*	1,297,000	834,087
Marsh & McLennan Cos, Inc.
4.55%, 11/08/2027	475,000	475,638
Meiji Yasuda Life Insurance Co.
5.80%, 09/11/2054*	703,000	704,592
New York Life Global Funding
4.85%, 01/09/2028*	326,000	329,647
Northwestern Mutual Global Funding
4.35%, 09/15/2027*	439,000	438,599
5.16%, 05/28/2031*	1,000,000	1,022,837
Panther Escrow Issuer LLC
7.13%, 06/01/2031*	285,000	293,286
Pricoa Global Funding I
4.65%, 08/27/2031*	298,000	294,524
Prudential Financial, Inc.
3.91%, 12/07/2047	445,000	352,097
5.70%, 09/15/2048	1,087,000	1,084,124

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
Prudential Funding Asia PLC
3.13%, 04/14/2030	$ 396,000	$ 367,888
Willis North America, Inc.
4.65%, 06/15/2027	793,000	793,587
5.90%, 03/05/2054	674,000	680,524
		26,475,696
Internet — 0.3%
Alibaba Group Holding, Ltd.
5.25%, 05/26/2035	430,000	434,862
Amazon.com, Inc.
3.30%, 04/13/2027	535,000	525,548
3.60%, 04/13/2032	220,000	207,259
3.88%, 08/22/2037	227,000	205,500
4.05%, 08/22/2047	379,000	321,273
4.65%, 12/01/2029#	407,000	414,505
Cogent Communications Group LLC
7.00%, 06/15/2027*	157,000	158,293
Cogent Communications Group, Inc./Cogent Communications Finance, Inc.
7.00%, 06/15/2027*	160,000	161,129
Expedia Group, Inc.
2.95%, 03/15/2031	425,000	382,382
Gen Digital, Inc.
6.25%, 04/01/2033*	65,000	65,080
6.75%, 09/30/2027*	98,000	99,783
7.13%, 09/30/2030*#	160,000	165,001
GrubHub Holdings, Inc.
5.50%, 07/01/2027*#	322,000	299,589
ION Trading Technologies SARL
9.50%, 05/30/2029*	200,000	206,323
Meituan
3.05%, 10/28/2030	624,000	569,608
4.63%, 10/02/2029*	325,000	322,358
Meta Platforms, Inc.
5.40%, 08/15/2054	875,000	871,946
5.55%, 08/15/2064	268,000	270,347
NAVER Corp.
1.50%, 03/29/2026	560,000	541,496
Prosus NV
4.03%, 08/03/2050	820,000	561,333
Uber Technologies, Inc.
4.80%, 09/15/2034	405,000	394,839
		7,178,454
Investment Companies — 0.0%
Abu Dhabi Developmental Holding Co. PJSC
5.25%, 10/02/2054*	470,000	444,062
Beijing State-Owned Assets Management Hong Kong Co, Ltd.
4.13%, 05/26/2025	340,000	339,162
		783,224
Iron/Steel — 0.1%
ATI, Inc.
4.88%, 10/01/2029	251,000	241,230
Cleveland-Cliffs, Inc.
5.88%, 06/01/2027	50,000	49,920
6.25%, 10/01/2040	48,000	41,738
7.00%, 03/15/2032*#	295,000	296,252
7.38%, 05/01/2033*#	80,000	80,328
Commercial Metals Co.
3.88%, 02/15/2031	176,000	159,143
Security Description	Shares or Principal Amount	Value

Iron/Steel (continued)
Mineral Resources, Ltd.
8.13%, 05/01/2027*	$ 192,000	$ 192,045
8.50%, 05/01/2030*#	25,000	25,267
9.25%, 10/01/2028*	283,000	292,823
Nucor Corp.
4.30%, 05/23/2027	535,000	533,798
Steel Dynamics, Inc.
5.38%, 08/15/2034	305,000	309,203
Usiminas International Sarl
7.50%, 01/27/2032*	400,000	404,240
		2,625,987
Leisure Time — 0.1%
Carnival Corp.
5.75%, 03/01/2027*	174,000	174,445
6.00%, 05/01/2029*	389,000	390,037
NCL Corp., Ltd.
5.88%, 03/15/2026*	24,000	24,007
6.75%, 02/01/2032*	435,000	444,664
7.75%, 02/15/2029*	105,000	111,694
Royal Caribbean Cruises, Ltd.
6.00%, 02/01/2033*	360,000	364,056
		1,508,903
Lodging — 0.2%
Gohl Capital, Ltd.
4.25%, 01/24/2027	540,000	531,024
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.88%, 07/01/2031*	31,000	28,296
5.00%, 06/01/2029*	321,000	306,181
Hyatt Hotels Corp.
5.50%, 06/30/2034	210,000	209,258
Marriott International, Inc.
2.85%, 04/15/2031	1,023,000	910,846
3.50%, 10/15/2032	404,000	362,466
5.50%, 04/15/2037	256,000	257,021
Melco Resorts Finance, Ltd.
5.38%, 12/04/2029*	373,000	345,488
Sands China, Ltd.
2.85%, 03/08/2029	800,000	724,810
4.38%, 06/18/2030	1,430,000	1,356,328
Station Casinos LLC
6.63%, 03/15/2032*	284,000	286,575
Travel & Leisure Co.
4.50%, 12/01/2029*	10,000	9,527
6.00%, 04/01/2027	199,000	200,844
		5,528,664
Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp.
1.70%, 01/08/2027	396,000	377,884
4.38%, 08/16/2029#	267,000	265,874
4.40%, 03/03/2028	772,000	773,638
4.70%, 11/15/2029	672,000	679,233
5.00%, 05/14/2027	219,000	222,262
Weir Group PLC
2.20%, 05/13/2026*	892,000	865,011
		3,183,902
Machinery-Diversified — 0.2%
AGCO Corp.
5.45%, 03/21/2027	771,000	781,607

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Machinery-Diversified (continued)
Deere & Co.
5.45%, 01/16/2035	$ 587,000	$ 610,655
John Deere Capital Corp.
4.40%, 09/08/2031	637,000	629,041
4.70%, 06/10/2030	510,000	515,187
4.85%, 06/11/2029	697,000	707,973
4.95%, 07/14/2028	307,000	313,097
nVent Finance SARL
2.75%, 11/15/2031	624,000	536,661
Westinghouse Air Brake Technologies Corp.
5.61%, 03/11/2034	236,000	242,495
		4,336,716
Media — 0.6%
Belo Corp.
7.25%, 09/15/2027	216,000	221,772
Cable One, Inc.
4.00%, 11/15/2030*#	344,000	279,687
CCO Holdings LLC/CCO Holdings Capital Corp.
5.38%, 06/01/2029*	367,000	356,888
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/2041	1,486,000	1,048,522
3.85%, 04/01/2061	1,378,000	857,713
4.80%, 03/01/2050	2,175,000	1,683,529
6.10%, 06/01/2029	418,000	431,703
6.38%, 10/23/2035	196,000	199,577
Comcast Corp.
3.40%, 04/01/2030	850,000	801,349
4.15%, 10/15/2028	1,415,000	1,396,914
4.60%, 10/15/2038	1,246,000	1,155,352
5.30%, 06/01/2034	1,000,000	1,016,605
5.50%, 05/15/2064	415,000	396,706
Cox Communications, Inc.
5.45%, 09/15/2028*	439,000	448,448
5.45%, 09/01/2034*	533,000	524,459
5.95%, 09/01/2054*#	259,000	245,527
CSC Holdings LLC
4.63%, 12/01/2030*	244,000	129,521
5.75%, 01/15/2030*	462,000	265,650
11.75%, 01/31/2029*	80,000	78,113
Discovery Communications LLC
3.63%, 05/15/2030	323,000	293,452
Fox Corp.
5.58%, 01/25/2049	542,000	516,757
Paramount Global
4.60%, 01/15/2045	219,000	169,639
5.25%, 04/01/2044	321,000	266,266
5.85%, 09/01/2043	125,000	112,885
6.25%, 02/28/2057	142,000	136,623
6.38%, 03/30/2062	181,000	175,858
Sirius XM Radio, Inc.
3.88%, 09/01/2031*#	291,000	252,411
4.00%, 07/15/2028*	308,000	289,312
Sunrise FinCo I BV
4.88%, 07/15/2031*	236,000	220,255
Time Warner Cable LLC
6.55%, 05/01/2037	2,108,000	2,101,421
Univision Communications, Inc.
7.38%, 06/30/2030*	215,000	210,022
8.50%, 07/31/2031*	105,000	104,676
Security Description	Shares or Principal Amount	Value

Media (continued)
Virgin Media Finance PLC
5.00%, 07/15/2030*	$ 174,000	$ 150,993
Walt Disney Co.
2.00%, 09/01/2029	641,000	577,294
		17,115,899
Mining — 0.2%
AngloGold Ashanti Holdings PLC
3.75%, 10/01/2030	520,000	476,354
Antofagasta PLC
2.38%, 10/14/2030	650,000	559,118
BHP Billiton Finance USA, Ltd.
5.13%, 02/21/2032	625,000	633,077
Corp. Nacional del Cobre de Chile
6.33%, 01/13/2035*	200,000	206,388
6.78%, 01/13/2055*#	475,000	496,120
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/2031*	354,000	324,794
Freeport Indonesia PT
5.32%, 04/14/2032	370,000	369,012
Hudbay Minerals, Inc.
6.13%, 04/01/2029*	165,000	164,787
Indonesia Asahan/Mineral Ind
5.45%, 05/15/2030	352,000	356,421
Minera Mexico SA de CV
4.50%, 01/26/2050	330,000	250,349
5.63%, 02/12/2032*	450,000	444,938
Navoi Mining & Metallurgical Co.
6.70%, 10/17/2028*	280,000	282,852
Navoi Mining & Metallurgical Combinat
6.95%, 10/17/2031	200,000	200,278
Nexa Resources SA
6.75%, 04/09/2034*#	340,000	354,382
Novelis Corp.
4.75%, 01/30/2030*	130,000	122,531
Novelis, Inc.
6.88%, 01/30/2030*	50,000	51,114
South32 Treasury, Ltd.
4.35%, 04/14/2032*	781,000	731,287
		6,023,802
Miscellaneous Manufacturing — 0.0%
Siemens Financieringsmaatschappij NV
2.15%, 03/11/2031*#	685,000	594,646
Multi-National — 0.1%
Africa Finance Corp.
5.55%, 10/08/2029*	760,000	755,527
African Export-Import Bank/The
3.80%, 05/17/2031	600,000	531,932
Inter-American Development Bank
1.13%, 07/20/2028	1,599,000	1,451,555
		2,739,014
Oil & Gas — 1.3%
Aker BP ASA
5.13%, 10/01/2034*	390,000	374,077
5.80%, 10/01/2054*	215,000	200,385
APA Corp.
4.38%, 10/15/2028*	699,000	677,693
5.35%, 07/01/2049*	1,353,000	1,149,927
6.10%, 02/15/2035*	229,000	231,615
Apache Corp.
6.00%, 01/15/2037	323,000	324,579

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Atlas Sand Co. LLC
5.00%, 01/31/2026(3)(5)	$ 171,432	$ 161,832
Baytex Energy Corp.
7.38%, 03/15/2032*	196,000	191,610
BP Capital Markets America, Inc.
3.00%, 02/24/2050	909,000	600,273
3.54%, 04/06/2027	1,249,000	1,227,202
4.89%, 09/11/2033	745,000	735,720
Canadian Natural Resources, Ltd.
5.00%, 12/15/2029*	450,000	449,976
Chevron USA, Inc.
4.20%, 10/15/2049	914,000	757,444
Comstock Resources, Inc.
5.88%, 01/15/2030*	17,000	16,193
6.75%, 03/01/2029*	211,000	207,442
ConocoPhillips Co.
4.70%, 01/15/2030	1,812,000	1,822,425
5.50%, 01/15/2055#	1,594,000	1,562,314
Coterra Energy, Inc.
5.40%, 02/15/2035	695,000	688,377
5.90%, 02/15/2055	599,000	584,337
Crescent Energy Finance LLC
7.38%, 01/15/2033*	168,000	164,751
7.63%, 04/01/2032*	53,000	53,019
Devon Energy Corp.
5.75%, 09/15/2054#	1,112,000	1,041,925
Diamondback Energy, Inc.
4.40%, 03/24/2051	600,000	483,279
6.25%, 03/15/2053	774,000	795,699
Ecopetrol SA
8.38%, 01/19/2036	402,000	399,067
Eni SpA
5.95%, 05/15/2054*	894,000	884,190
EQT Corp.
3.63%, 05/15/2031*	1,919,000	1,755,888
Helmerich & Payne, Inc.
5.50%, 12/01/2034*#	285,000	274,005
Hess Corp.
6.00%, 01/15/2040	736,000	787,814
HF Sinclair Corp.
5.00%, 02/01/2028	1,398,000	1,398,292
6.25%, 01/15/2035#	541,000	552,355
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00%, 02/01/2031*	294,000	279,299
7.25%, 02/15/2035*	140,000	137,645
KazMunayGas National Co. JSC
3.50%, 04/14/2033	250,000	211,274
5.38%, 04/24/2030	400,000	395,213
6.38%, 10/24/2048	200,000	188,894
Marathon Petroleum Corp.
5.70%, 03/01/2035	668,000	672,391
Nabors Industries, Inc.
7.38%, 05/15/2027*	200,000	200,362
9.13%, 01/31/2030*	53,000	53,890
Nabors Industries, Ltd.
7.50%, 01/15/2028*#	96,000	91,148
Occidental Petroleum Corp.
4.40%, 04/15/2046	276,000	213,565
5.20%, 08/01/2029	462,000	464,358
6.13%, 01/01/2031	1,623,000	1,684,538
6.38%, 09/01/2028	602,000	625,714
6.45%, 09/15/2036	362,000	378,237
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
7.50%, 05/01/2031	$ 803,000	$ 889,650
ORLEN SA
6.00%, 01/30/2035*	500,000	508,773
Ovintiv, Inc.
6.25%, 07/15/2033	1,000,000	1,043,119
Pertamina Persero PT
4.70%, 07/30/2049	1,500,000	1,266,978
Phillips 66 Co.
5.25%, 06/15/2031	182,000	184,994
Pioneer Natural Resources Co.
5.10%, 03/29/2026	347,000	349,609
PTTEP Treasury Center Co., Ltd.
2.59%, 06/10/2027	560,000	535,154
Raizen Fuels Finance SA
6.45%, 03/05/2034*	200,000	201,067
6.95%, 03/05/2054	400,000	392,879
Saudi Arabian Oil Co.
4.25%, 04/16/2039	400,000	349,207
5.88%, 07/17/2064*	425,000	407,260
Strathcona Resources, Ltd.
6.88%, 08/01/2026*	337,000	338,202
Talos Production, Inc.
9.38%, 02/01/2031*	184,000	189,337
TotalEnergies Capital SA
5.43%, 09/10/2064	937,000	895,339
5.64%, 04/05/2064	182,000	180,651
Valaris, Ltd.
8.38%, 04/30/2030*	264,000	267,435
Vital Energy, Inc.
7.88%, 04/15/2032*#	228,000	219,819
Wildfire Intermediate Holdings LLC
7.50%, 10/15/2029*	323,000	320,603
Woodside Finance, Ltd.
5.10%, 09/12/2034	473,000	463,799
		35,154,108
Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.
6.63%, 09/01/2032*	180,000	182,212
6.88%, 04/01/2027*	38,000	37,983
Halliburton Co.
4.75%, 08/01/2043	1,086,000	972,382
Kodiak Gas Services LLC
7.25%, 02/15/2029*	290,000	299,368
		1,491,945
Packaging & Containers — 0.2%
Amcor Flexibles North America, Inc.
2.69%, 05/25/2031#	117,000	103,112
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/2028*	365,000	332,689
4.00%, 09/01/2029*#	100,000	87,316
Clydesdale Acquisition Holdings, Inc.
8.75%, 04/15/2030*	284,000	288,316
Crown Americas LLC
5.25%, 04/01/2030	169,000	166,286
Iris Holding, Inc.
10.00%, 12/15/2028*#	285,000	263,281
LABL, Inc.
5.88%, 11/01/2028*	348,000	307,672
9.50%, 11/01/2028*	14,000	13,445

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Packaging & Containers (continued)
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/2026*	$ 17,000	$ 17,183
Packaging Corp. of America
5.70%, 12/01/2033	1,664,000	1,724,479
Silgan Holdings, Inc.
4.13%, 02/01/2028	173,000	166,851
Smurfit Westrock Financing DAC
5.42%, 01/15/2035*	234,000	237,518
Sonoco Products Co.
4.60%, 09/01/2029#	880,000	868,893
5.00%, 09/01/2034	431,000	417,737
		4,994,778
Pharmaceuticals — 1.2%
AbbVie, Inc.
4.05%, 11/21/2039	3,143,000	2,783,120
4.25%, 11/21/2049	852,000	724,196
4.95%, 03/15/2031	1,332,000	1,353,155
Astrazeneca Finance LLC
4.85%, 02/26/2029	772,000	782,296
4.88%, 03/03/2028	680,000	690,318
4.90%, 03/03/2030#	736,000	749,213
Becton Dickinson & Co.
4.30%, 08/22/2032	750,000	720,325
4.69%, 02/13/2028	1,843,000	1,850,233
Bristol-Myers Squibb Co.
2.95%, 03/15/2032	658,000	586,631
3.25%, 08/01/2042	647,000	493,194
5.75%, 02/01/2031	678,000	716,204
Cardinal Health, Inc.
4.50%, 11/15/2044	678,000	583,084
4.60%, 03/15/2043	2,865,000	2,518,098
5.13%, 02/15/2029	813,000	824,728
5.75%, 11/15/2054	259,000	259,827
Cencora, Inc.
4.30%, 12/15/2047	1,155,000	973,568
4.85%, 12/15/2029	216,000	216,937
5.13%, 02/15/2034	2,010,000	2,011,474
CVS Health Corp.
4.78%, 03/25/2038	1,083,000	982,575
5.13%, 07/20/2045	1,505,000	1,330,588
5.55%, 06/01/2031	574,000	586,352
7.00%, 03/10/2055	239,000	241,159
Eli Lilly & Co.
4.15%, 08/14/2027	214,000	213,883
4.60%, 08/14/2034	439,000	432,664
4.75%, 02/12/2030	433,000	438,653
Endo Finance Holdings, Inc.
8.50%, 04/15/2031*#	191,000	204,708
HLF Financing Sarl LLC/Herbalife International, Inc.
4.88%, 06/01/2029*	688,000	529,166
12.25%, 04/15/2029*	180,000	193,757
Johnson & Johnson
4.80%, 06/01/2029	511,000	521,650
Novartis Capital Corp.
4.00%, 09/18/2031	424,000	412,058
Organon & Co./Organon Foreign Debt Co.-Issuer BV
5.13%, 04/30/2031*#	390,000	355,378
Pfizer Investment Enterprises Pte., Ltd.
4.75%, 05/19/2033	1,443,000	1,429,322
5.11%, 05/19/2043	990,000	956,378
5.30%, 05/19/2053	1,484,000	1,434,901
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
5.34%, 05/19/2063	$ 242,000	$ 230,911
Takeda Pharmaceutical Co., Ltd.
3.18%, 07/09/2050	538,000	363,917
5.65%, 07/05/2044	253,000	257,891
5.80%, 07/05/2064	282,000	282,084
Teva Pharmaceutical Finance Netherlands III BV
5.13%, 05/09/2029#	165,000	162,405
7.88%, 09/15/2029	80,000	86,782
Viatris, Inc.
3.85%, 06/22/2040	520,000	396,605
4.00%, 06/22/2050#	634,000	436,340
Wyeth LLC
5.95%, 04/01/2037	341,000	363,831
Zoetis, Inc.
5.60%, 11/16/2032	313,000	328,177
		32,008,736
Pipelines — 1.1%
Acu Petroleo Luxembourg Sarl
7.50%, 07/13/2035	276,793	279,181
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 01/15/2028*	169,000	169,091
Columbia Pipelines Holding Co. LLC
5.10%, 10/01/2031*	278,000	276,905
Delek Logistics Partners LP/Delek Logistics Finance Corp.
8.63%, 03/15/2029*	220,000	230,622
Eastern Energy Gas Holdings LLC
6.20%, 01/15/2055	385,000	409,798
EIG Pearl Holdings Sarl
3.55%, 08/31/2036	595,586	526,097
Energy Transfer LP
4.90%, 03/15/2035	798,000	764,196
4.95%, 05/15/2028#	506,000	509,593
5.15%, 02/01/2043	376,000	341,305
5.20%, 04/01/2030	320,000	323,373
5.35%, 05/15/2045	776,000	718,142
5.40%, 10/01/2047	1,852,000	1,711,635
5.60%, 09/01/2034	600,000	608,758
6.13%, 12/15/2045	386,000	390,334
6.40%, 12/01/2030	997,000	1,063,333
EnLink Midstream LLC
6.50%, 09/01/2030*	242,000	257,117
Enterprise Products Operating LLC
3.70%, 01/31/2051	183,000	135,963
Galaxy Pipeline Assets Bidco, Ltd.
2.16%, 03/31/2034	812,924	712,632
Genesis Energy LP/Genesis Energy Finance Corp.
7.88%, 05/15/2032	220,000	221,341
8.00%, 05/15/2033	90,000	90,903
8.25%, 01/15/2029	142,000	146,441
GNL Quintero SA
4.63%, 07/31/2029	402,496	395,912
Gray Oak Pipeline LLC
3.45%, 10/15/2027*	2,995,000	2,876,159
Greensaif Pipelines Bidco Sarl
6.51%, 02/23/2042	360,000	374,340
Greensaif Pipelines Bidco SARL
5.85%, 02/23/2036	350,000	354,913
Harvest Midstream I LP
7.50%, 09/01/2028*	315,000	321,679
7.50%, 05/15/2032*	140,000	146,742

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Howard Midstream Energy Partners LLC
7.38%, 07/15/2032*	$ 155,000	$ 161,506
8.88%, 07/15/2028*	136,000	143,503
ITT Holdings LLC
6.50%, 08/01/2029*	611,000	582,126
Kinder Morgan Energy Partners LP
5.50%, 03/01/2044	1,138,000	1,087,233
Kinder Morgan, Inc.
5.10%, 08/01/2029	416,000	420,921
MPLX LP
5.50%, 06/01/2034	1,080,000	1,084,078
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/2029*	46,000	46,845
8.38%, 02/15/2032*	177,000	179,820
NGPL PipeCo LLC
3.25%, 07/15/2031*	550,000	483,314
Northern Natural Gas Co.
5.63%, 02/01/2054*	528,000	527,603
NuStar Logistics LP
5.75%, 10/01/2025	53,000	52,994
6.38%, 10/01/2030	165,000	168,526
ONEOK Partners LP
6.65%, 10/01/2036	3,037,000	3,303,223
Oneok, Inc.
4.75%, 10/15/2031	145,000	142,648
ONEOK, Inc.
5.70%, 11/01/2054	125,000	120,381
Plains All American Pipeline LP
5.95%, 06/15/2035	785,000	808,841
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/2043	858,000	704,934
6.65%, 01/15/2037	1,085,000	1,170,532
Sabine Pass Liquefaction LLC
5.90%, 09/15/2037	351,000	361,737
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/2027*	220,000	220,182
5.03%, 10/01/2029*	255,000	253,617
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.50%, 03/01/2030	381,000	385,461
Transportadora de Gas del Peru SA
4.25%, 04/30/2028	480,000	471,161
Transportadora de Gas Internacional SA ESP
5.55%, 11/01/2028	533,000	531,904
5.55%, 11/01/2028	201,000	200,567
Western Midstream Operating LP
5.30%, 03/01/2048	427,000	376,209
5.45%, 11/15/2034	639,000	631,880
Williams Cos., Inc.
5.60%, 03/15/2035	540,000	553,696
5.75%, 06/24/2044	1,303,000	1,307,528
6.00%, 03/15/2055	145,000	148,838
		30,988,313
Real Estate — 0.1%
Alpha Star Holding VII, Ltd.
7.75%, 04/27/2026	260,000	263,815
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028*	270,000	272,663
Greystar Real Estate Partners LLC
7.75%, 09/01/2030*	172,000	180,945
Security Description	Shares or Principal Amount	Value

Real Estate (continued)
Kennedy-Wilson, Inc.
4.75%, 03/01/2029	$ 392,000	$ 367,124
Ontario Teachers' Cadillac Fairview Properties Trust
2.50%, 10/15/2031*	1,061,000	907,405
		1,991,952
REITS — 0.6%
American Tower Corp.
2.30%, 09/15/2031	1,736,000	1,481,551
3.13%, 01/15/2027	475,000	462,227
5.20%, 02/15/2029	1,990,000	2,020,540
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/2029*	323,000	300,712
Blackstone Mtg. Trust, Inc.
7.75%, 12/01/2029*	204,000	212,238
Brixmor Operating Partnership LP
2.50%, 08/16/2031	1,000,000	860,588
Crown Castle, Inc.
5.00%, 01/11/2028	1,244,000	1,254,654
5.20%, 02/15/2049	382,000	353,737
5.60%, 06/01/2029	1,021,000	1,049,656
Essex Portfolio LP
1.65%, 01/15/2031	1,000,000	836,937
Goodman US Finance Six LLC
5.13%, 10/07/2034*	253,000	252,408
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026*	361,000	350,169
Healthcare Realty Holdings LP
3.10%, 02/15/2030	1,400,000	1,281,113
Host Hotels & Resorts LP
3.50%, 09/15/2030	1,931,000	1,779,265
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027*	201,000	195,612
4.75%, 06/15/2029*	110,000	106,130
LXP Industrial Trust
2.38%, 10/01/2031	285,000	238,404
National Health Investors, Inc.
3.00%, 02/01/2031	523,000	457,586
NNN REIT, Inc.
5.50%, 06/15/2034	430,000	436,824
Public Storage Operating Co.
5.35%, 08/01/2053	304,000	298,791
Service Properties Trust
5.50%, 12/15/2027	65,000	63,310
8.38%, 06/15/2029	210,000	212,345
8.88%, 06/15/2032#	90,000	89,317
Starwood Property Trust, Inc.
6.50%, 07/01/2030*	225,000	228,269
UDR, Inc.
2.10%, 08/01/2032	583,000	476,268
Ventas Realty LP
2.50%, 09/01/2031	1,000,000	864,523
Weyerhaeuser Co.
4.00%, 03/09/2052	303,000	233,791
4.75%, 05/15/2026	660,000	661,207
		17,058,172
Retail — 0.5%
AutoNation, Inc.
5.89%, 03/15/2035	216,000	219,986
AutoZone, Inc.
5.10%, 07/15/2029	212,000	215,276

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Retail (continued)
6.25%, 11/01/2028	$ 319,000	$ 335,884
Brinker International, Inc.
8.25%, 07/15/2030*	190,000	203,014
CEC Entertainment LLC
6.75%, 05/01/2026*	359,000	358,390
Costco Wholesale Corp.
1.60%, 04/20/2030	413,000	359,973
Darden Restaurants, Inc.
4.35%, 10/15/2027	330,000	327,728
El Puerto de Liverpool SAB de CV
3.88%, 10/06/2026	284,000	279,797
6.26%, 01/22/2032*#	290,000	295,800
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
6.75%, 01/15/2030*	303,000	281,750
FirstCash, Inc.
4.63%, 09/01/2028*	227,000	219,383
6.88%, 03/01/2032*	100,000	102,195
Genuine Parts Co.
6.50%, 11/01/2028	1,583,000	1,673,693
Home Depot, Inc.
4.90%, 04/15/2029	379,000	385,743
Kohl's Corp.
4.63%, 05/01/2031#	555,000	432,766
LBM Acquisition LLC
6.25%, 01/15/2029*	443,000	407,731
Lowe's Cos., Inc.
3.70%, 04/15/2046	304,000	232,107
McDonald's Corp.
3.63%, 09/01/2049	1,728,000	1,294,889
4.45%, 03/01/2047	1,391,000	1,202,429
4.80%, 08/14/2028	1,151,000	1,164,021
4.95%, 03/03/2035	465,000	463,087
Murphy Oil USA, Inc.
4.75%, 09/15/2029	175,000	168,509
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	724,000	707,856
5.75%, 11/20/2026	377,000	384,297
Park River Holdings, Inc.
6.75%, 08/01/2029*	339,000	293,294
Raising Cane's Restaurants LLC
9.38%, 05/01/2029*	211,000	225,287
Saks Global Enterprises LLC
11.00%, 12/15/2029*	285,000	263,135
Specialty Building Products Holdings LLC/SBP Finance Corp.
7.75%, 10/15/2029*	295,000	301,499
Victra Holdings LLC/Victra Finance Corp.
8.75%, 09/15/2029*#	116,000	123,274
		12,922,793
Savings & Loans — 0.1%
Nationwide Building Society
2.97%, 02/16/2028*	1,605,000	1,551,049
Semiconductors — 0.5%
Applied Materials, Inc.
4.80%, 06/15/2029	300,000	304,229
Broadcom, Inc.
2.45%, 02/15/2031*	2,650,000	2,328,038
3.19%, 11/15/2036*	1,954,000	1,608,921
4.55%, 02/15/2032	646,000	632,355
5.05%, 07/12/2029	1,600,000	1,622,136
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Entegris, Inc.
5.95%, 06/15/2030*	$ 193,000	$ 193,376
Foundry JV Holdco LLC
5.90%, 01/25/2033*	338,000	348,576
6.15%, 01/25/2032*	762,000	798,549
6.25%, 01/25/2035*	476,000	501,390
6.30%, 01/25/2039*	554,000	587,818
6.40%, 01/25/2038*	295,000	315,370
Intel Corp.
3.05%, 08/12/2051	580,000	352,834
3.25%, 11/15/2049	580,000	373,159
3.73%, 12/08/2047#	1,204,000	856,549
5.60%, 02/21/2054	365,000	338,851
5.70%, 02/10/2053	380,000	357,180
Marvell Technology, Inc.
2.95%, 04/15/2031	1,100,000	985,776
QUALCOMM, Inc.
6.00%, 05/20/2053	464,000	494,817
SK Hynix, Inc.
2.38%, 01/19/2031	650,000	565,133
Texas Instruments, Inc.
4.60%, 02/15/2028	467,000	471,920
5.05%, 05/18/2063	852,000	795,709
		14,832,686
Software — 0.6%
Adobe, Inc.
4.75%, 01/17/2028	714,000	724,684
4.85%, 04/04/2027	267,000	270,215
AppLovin Corp.
5.50%, 12/01/2034	363,000	368,723
Cadence Design Systems, Inc.
4.70%, 09/10/2034	1,052,000	1,026,561
Capstone Borrower, Inc.
8.00%, 06/15/2030*	309,000	323,714
Cloud Software Group, Inc.
6.50%, 03/31/2029*	270,000	265,581
8.25%, 06/30/2032*	50,000	51,846
Fiserv, Inc.
4.40%, 07/01/2049	2,123,000	1,783,211
5.15%, 08/12/2034	422,000	420,943
5.63%, 08/21/2033	934,000	966,193
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl
4.63%, 05/01/2028*	274,000	250,058
Intuit, Inc.
5.20%, 09/15/2033	559,000	572,735
Open Text Corp.
3.88%, 12/01/2029*	179,000	164,592
Oracle Corp.
2.30%, 03/25/2028	985,000	922,962
3.60%, 04/01/2050	582,000	415,468
3.80%, 11/15/2037	3,487,000	2,973,095
4.00%, 11/15/2047	1,530,000	1,191,776
4.30%, 07/08/2034	378,000	354,140
5.55%, 02/06/2053	343,000	328,287
Rackspace Finance LLC
3.50%, 05/15/2028*	408,400	224,371
Roper Technologies, Inc.
4.75%, 02/15/2032	425,000	421,211
Take-Two Interactive Software, Inc.
5.60%, 06/12/2034	1,510,000	1,557,263
		15,577,629

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications — 1.2%
Altice Financing SA
5.00%, 01/15/2028*	$ 409,000	$ 331,263
5.75%, 08/15/2029*	394,000	309,065
Altice France SA
5.50%, 10/15/2029*	346,000	270,271
AT&T, Inc.
3.85%, 06/01/2060	739,000	530,075
4.50%, 05/15/2035	6,613,000	6,250,371
4.75%, 05/15/2046	841,000	748,592
4.90%, 08/15/2037	2,093,000	2,016,424
5.40%, 02/15/2034	455,000	465,227
C&W Senior Finance, Ltd.
9.00%, 01/15/2033*	290,000	292,907
Cisco Systems, Inc.
4.85%, 02/26/2029	785,000	796,308
5.10%, 02/24/2035	1,215,000	1,235,263
Connect Finco SARL/Connect US Finco LLC
9.00%, 09/15/2029*	200,000	183,292
Corning, Inc.
3.90%, 11/15/2049	381,000	294,735
5.45%, 11/15/2079	272,000	255,750
Iliad Holding SASU
8.50%, 04/15/2031*	400,000	426,063
Rogers Communications, Inc.
5.00%, 02/15/2029	426,000	427,670
7.00%, 04/15/2055	111,000	111,492
7.13%, 04/15/2055	166,000	166,976
Sable International Finance, Ltd.
7.13%, 10/15/2032*	200,000	196,000
Telefonica Emisiones SA
4.90%, 03/06/2048	1,664,000	1,443,095
5.21%, 03/08/2047	500,000	455,448
Telesat Canada/Telesat LLC
4.88%, 06/01/2027*	316,000	184,910
T-Mobile USA, Inc.
3.00%, 02/15/2041	5,419,000	3,991,439
3.60%, 11/15/2060	1,147,000	787,827
5.65%, 01/15/2053	638,000	634,551
Turkcell Iletisim Hizmetleri AS
7.45%, 01/24/2030*	400,000	408,410
Verizon Communications, Inc.
2.85%, 09/03/2041	3,268,000	2,350,260
3.00%, 11/20/2060	2,076,000	1,263,079
3.40%, 03/22/2041	436,000	341,266
3.88%, 03/01/2052	807,000	619,534
4.50%, 08/10/2033	750,000	722,996
Viasat, Inc.
5.63%, 04/15/2027*	123,000	118,825
7.50%, 05/30/2031*#	402,000	301,234
Vmed O2 UK Financing I PLC
7.75%, 04/15/2032*	176,000	178,566
Vodafone Group PLC
4.25%, 09/17/2050	581,000	459,115
5.13%, 06/04/2081	244,000	188,430
5.75%, 02/10/2063	1,005,000	964,748
5.88%, 06/28/2064	1,434,000	1,407,341
Zayo Group Holdings, Inc.
6.13%, 03/01/2028*	335,000	296,743
		32,425,561
Security Description	Shares or Principal Amount	Value

Transportation — 0.4%
Burlington Northern Santa Fe LLC
4.15%, 12/15/2048	$ 1,591,000	$ 1,329,787
4.45%, 03/15/2043	1,352,000	1,214,384
Canadian National Railway Co.
4.38%, 09/18/2034	396,000	380,568
Canadian Pacific Railway Co.
4.70%, 05/01/2048	1,091,000	981,484
6.13%, 09/15/2115	206,000	220,251
Cargo Aircraft Management, Inc.
4.75%, 02/01/2028*	390,000	389,272
CSX Corp.
4.50%, 11/15/2052	793,000	691,500
FedEx Corp. Pass Through Trust
1.88%, 08/20/2035	1,262,078	1,062,832
Rumo Luxembourg SARL
4.20%, 01/18/2032	320,000	280,724
Ryder System, Inc.
5.25%, 06/01/2028	746,000	759,566
6.60%, 12/01/2033	832,000	910,843
Star Leasing Co. LLC
7.63%, 02/15/2030*	236,000	239,044
Stonepeak Nile Parent LLC
7.25%, 03/15/2032*	284,000	291,932
TTX Co.
5.50%, 09/25/2026*	1,285,000	1,304,296
Yunda Holding Investment, Ltd.
2.25%, 08/19/2025	800,000	787,288
		10,843,771
Trucking & Leasing — 0.2%
AerCap Global Aviation Trust
6.50%, 06/15/2045*	288,000	288,527
DAE Funding LLC
3.38%, 03/20/2028	500,000	472,974
GATX Corp.
3.25%, 09/15/2026	571,000	559,559
4.00%, 06/30/2030	229,000	220,359
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.25%, 02/01/2030*	666,000	675,820
5.35%, 03/30/2029*	745,000	758,965
6.05%, 08/01/2028*	1,291,000	1,340,972
6.20%, 06/15/2030*	1,334,000	1,412,284
		5,729,460
Total Corporate Bonds & Notes (cost $802,987,438)		786,422,889
ASSET BACKED SECURITIES — 6.3%
Auto Loan Receivables — 2.2%
American Credit Acceptance Receivables Trust
Series 2024-3, Class D 6.04%, 07/12/2030*	3,037,000	3,111,010
Avis Budget Rental Car Funding AESOP LLC
Series 2022-1A, Class A 3.83%, 08/21/2028*	5,000,000	4,918,096
Bridgecrest Lending Auto Securitization Trust
Series 2024-3, Class C 5.70%, 07/16/2029	5,004,000	5,072,887
Series 2024-3, Class D 5.83%, 05/15/2030	2,363,000	2,406,004
Carmax Auto Owner Trust
Series 2025-1, Class A3 4.84%, 01/15/2030	833,000	842,696

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
CarMax Auto Owner Trust
Series 2023-1, Class A3 4.75%, 10/15/2027	$ 758,223	$ 759,511
Citizens Auto Receivables Trust
Series 2024-1, Class A3 5.11%, 04/17/2028*	1,000,000	1,006,423
Credit Acceptance Auto Loan Trust
Series 2024-2A, Class C 6.70%, 10/16/2034*	4,001,000	4,160,969
FHF Issuer Trust
Series 2024-2A, Class B 5.97%, 06/15/2030*	1,350,000	1,385,302
Ford Credit Floorplan Master Owner Trust
Series 2018-4, Class A 4.06%, 11/15/2030	3,025,000	2,981,587
GLS Auto Receivables Issuer Trust
Series 2024-2A, Class C 6.03%, 02/15/2030*	3,290,000	3,375,060
GLS Auto Receivables Issuer Trust 2024-3
Series 2024-3A, Class D 5.53%, 02/18/2031*	3,533,000	3,583,651
GLS Auto Select Receivables Trust
Series 2024-3A, Class C 5.92%, 08/15/2030*	2,500,000	2,588,133
GM Financial Consumer Automobile Receivables Trust
Series 2022-4, Class A4 4.88%, 08/16/2028	1,250,000	1,257,527
Harley-Davidson Motorcycle Trust
Series 2024-A, Class A4 5.29%, 12/15/2031	2,158,000	2,207,876
Honda Auto Receivables Owner Trust
Series 2023-2, Class A4 4.91%, 09/17/2029	1,175,000	1,184,404
Mercedes-Benz Auto Receivables Trust
Series 2023-1, Class A3 4.51%, 11/15/2027	1,454,591	1,455,043
Santander Drive Auto Receivables Trust
Series 2024-3, Class D 5.97%, 10/15/2031	3,405,000	3,508,746
SBNA Auto Lease Trust
Series 2024-B, Class A4 5.55%, 12/20/2028*	1,633,000	1,659,498
Tesla Electric Vehicle Trust
Series 2023-1, Class A3 5.38%, 06/20/2028*	175,000	176,802
Toyota Auto Receivables Owner Trust
Series 2023-B, Class A4 4.66%, 09/15/2028	3,970,000	3,995,855
Series 2024-A, Class A4 4.77%, 04/16/2029	920,000	929,998
Series 2024-C, Class A3 4.88%, 03/15/2029	2,800,000	2,827,150
Series 2023-D, Class A3 5.54%, 08/15/2028	1,800,000	1,828,222
Veros Auto Receivables Trust
Series 2024-1, Class B 6.60%, 06/15/2028*	2,505,000	2,542,568
		59,765,018
Security Description	Shares or Principal Amount	Value

Credit Card Receivables — 0.6%
American Express Credit Account Master Trust
Series 2022-3, Class A 3.75%, 08/15/2027	$ 1,674,000	$ 1,668,346
Series 2024-3, Class A 4.65%, 07/15/2029	2,490,000	2,513,369
Series 2023-2, Class A 4.80%, 05/15/2030	1,450,000	1,474,110
BA Credit Card Trust
Series 2022-A1, Class A1 3.53%, 11/15/2027	2,800,000	2,791,888
Series 2023-A2, Class A2 4.98%, 11/15/2028	1,850,000	1,871,290
Chase Issuance Trust
Series 2024-A2, Class A 4.63%, 01/15/2031	1,500,000	1,517,378
Citibank Credit Card Issuance Trust
Series 2018-A7, Class A7 3.96%, 10/13/2030	325,000	321,260
Mercury Financial Credit Card Master Trust
Series 2024-2A, Class A 6.56%, 07/20/2029*	2,735,000	2,776,263
WF Card Issuance Trust
Series 2024-A1, Class A 4.94%, 02/15/2029	700,000	709,220
World Financial Network Credit Card Master Trust
Series 2024-A, Class A 5.47%, 02/15/2031	2,079,000	2,123,109
		17,766,233
Other Asset Backed Securities — 3.5%
AMSR Trust
Series 2019-SFR1, Class D 3.25%, 01/19/2039*	6,500,000	6,307,370
Series 2024-SFR1, Class C 4.29%, 07/17/2041*(4)	2,523,000	2,437,126
Bridge Trust
Series 2024-SFR1, Class C 4.30%, 08/17/2040*	2,100,000	2,009,618
Series 2024-SFR1, Class D 4.30%, 08/17/2040*	2,277,000	2,148,524
Cascade MH Asset Trust VRS
Series 2024-MH1, Class A1 5.70%, 11/25/2056*(1)	2,717,232	2,769,976
CFMT LLC VRS
Series 2024-HB13, Class M1 3.00%, 05/25/2034*(1)	2,695,000	2,544,834
FirstKey Homes Trust
Series 2021-SFR1, Class E1 2.39%, 08/17/2038*	3,500,000	3,355,037
Series 2021-SFR1, Class E2 2.49%, 08/17/2038*	3,000,000	2,876,182
Series 2020-SFR1, Class E 2.79%, 08/17/2037*	4,100,000	4,044,369
GreatAmerica Leasing Receivables Funding LLC
Series 2024-2, Class A3 5.00%, 09/15/2028*	1,467,000	1,485,350
Home Partners of America Trust
Series 2021-2, Class E1 2.85%, 12/17/2026*	2,846,649	2,714,864
Series 2021-2, Class E2 2.95%, 12/17/2026*	216,019	205,683
Series 2019-2, Class E 3.32%, 10/19/2039*	915,851	867,850

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Series 2019-1, Class D 3.41%, 09/17/2039*	$ 1,524,362	$ 1,445,684
Jonah Energy ABS II LLC
Series 2024-1A, Class A1 6.50%, 08/10/2039*	2,630,453	2,631,242
Mariner Finance Issuance Trust
Series 2024-AA, Class C 6.00%, 09/22/2036*	1,314,000	1,335,761
Series 2024-AA, Class D 6.77%, 09/22/2036*	2,678,000	2,751,869
Navient Private Education Loan Trust
Series 2020-A, Class A2A 2.46%, 11/15/2068*	641,735	616,029
Oportun Issuance Trust
Series 2021-C, Class A 2.18%, 10/08/2031*	3,873,383	3,781,906
PEAC Solutions Receivables LLC
Series 2024-1A, Class A3 5.64%, 11/20/2030*	4,500,000	4,602,881
PRET Trust VRS
Series 2024-RPL2, Class A1 4.08%, 06/25/2064*(1)	2,641,773	2,504,625
Progress Residential Trust
Series 2021-SFR4, Class A 1.56%, 05/17/2038*	684,318	667,915
Series 2024-SFR4, Class C 3.33%, 07/17/2041*	1,228,000	1,137,987
Series 2024-SFR3, Class C 3.50%, 06/17/2041*	1,939,000	1,814,393
Series 2024-SFR3, Class D 3.50%, 06/17/2041*	2,764,000	2,541,586
Series 2021-SFR10, Class E1 3.57%, 12/17/2040*	3,097,655	2,909,002
Reach ABS Trust
Series 2024-2A, Class B 5.84%, 07/15/2031*	2,613,000	2,653,642
ReNew
Series 2023-1A, Class A 5.90%, 11/20/2058*	4,242,511	4,225,254
Republic Finance Issuance Trust
Series 2024-A, Class A 5.91%, 08/20/2032*	2,400,000	2,435,937
SCF Equipment Leasing LLC
Series 2024-1A, Class C 5.82%, 09/20/2032*	1,728,000	1,774,494
Series 2022-2A, Class A3 6.50%, 10/21/2030*	1,562,318	1,572,939
Series 2024-1A, Class D 6.58%, 06/21/2033*	2,094,000	2,163,210
SCF Equipment Trust LLC
Series 2025-1A, Class D 5.88%, 11/20/2035*	623,000	638,979
Sierra Timeshare Receivables Funding LLC
Series 2024-2A, Class C 5.83%, 06/20/2041*	1,947,310	1,977,207
Stream Innovations Issuer Trust
Series 2024-1A, Class A 6.27%, 07/15/2044*	2,745,912	2,846,015
Tricon Residential Trust
Series 2024-SFR2, Class A 4.75%, 06/17/2040*	2,698,322	2,695,785
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Verdant Receivables LLC
Series 2024-1A, Class A2 5.68%, 12/12/2031*	$ 1,359,383	$ 1,380,007
Verizon Master Trust
Series 2023-6, Class A 5.35%, 09/22/2031*	3,340,000	3,442,427
Westgate Resorts LLC
Series 2024-1A, Class B 6.56%, 01/20/2038*	1,798,991	1,821,970
Series 2024-1A, Class C 7.06%, 01/20/2038*	2,053,503	2,080,965
		94,216,494
Total Asset Backed Securities (cost $168,171,888)		171,747,745
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.0%
Commercial and Residential — 2.4%
Ajax Mtg. Loan Trust
Series 2022-A, Class A1 3.50%, 10/25/2061*(4)	4,523,137	4,351,645
BAMLL Re-REMIC Trust VRS
Series 2024-FRR3, Class B 1.48%, 01/27/2050*(1)	5,000,000	4,603,818
Brean Asset Backed Securities Trust
Series 2024-RM8, Class A1 4.50%, 05/25/2064*	2,070,818	2,011,727
BX Commercial Mtg. Trust FRS
Series 2019-IMC, Class A 5.36%, (TSFR1M+1.05%), 04/15/2034*	1,554,232	1,544,518
CAMB Commercial Mtg. Trust FRS
Series 2019-LIFE, Class A 5.68%, (TSFR1M+1.37%), 12/15/2037*	750,000	750,000
Center Street Lending Resi-Investor ABS Mtg. Trust
Series 2024-RTL1, Class A1 6.89%, 10/25/2029*(4)	2,950,000	2,963,908
Chase Mtg. Finance Corp. VRS
Series 2016-SH2, Class M2 3.74%, 12/25/2045*(1)	838,006	773,086
Citigroup Commercial Mtg. Trust VRS
Series 2018-C5, Class A4 4.23%, 06/10/2051(1)	1,000,000	981,154
COMM Mtg. Trust VRS
Series 2015-CR22, Class XA 0.67%, 03/10/2048(1)(6)	893,914	44
Series 2016-787S, Class B 3.83%, 02/10/2036*(1)	1,629,000	1,589,666
CSAIL Commercial Mtg. Trust
Series 2019-C17, Class A2 3.00%, 09/15/2052	33,987	33,192
Series 2015-C1, Class A4 3.51%, 04/15/2050	761	758
DBSG Mtg. Trust VRS
Series 2024-ALTA, Class A 5.95%, 06/10/2037*(1)	2,900,000	2,947,046
GS Mtg. Backed Securities Trust
Series 2024-RPL4, Class A1 3.90%, 09/25/2061*(4)	3,129,330	3,037,902
LHOME Mtg. Trust
Series 2024-RTL5, Class A1 5.32%, 09/25/2039*(4)	2,300,000	2,297,993
Series 2025-RTL1, Class A1 5.65%, 01/25/2040*(4)	2,100,000	2,113,035

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
MFA Trust
Series 2024-RTL3, Class A1 5.91%, 11/25/2039*(4)	$ 2,120,000	$ 2,132,330
MSDB Trust VRS
Series 2017-712F, Class A 3.32%, 07/11/2039*(1)	5,310,000	4,981,502
New Residential Mtg. Loan Trust
Series 2024-RTL2, Class A1 5.44%, 09/25/2039*(4)	4,000,000	3,979,526
One Bryant Park Trust
Series 2019-OBP, Class A 2.52%, 09/15/2054*	11,400,000	10,181,685
PRPM LLC
Series 2024-RCF3, Class A1 4.00%, 05/25/2054*(4)	1,568,398	1,540,929
Roc Mtg. Trust
Series 2025-RTL1, Class A1 5.90%, 02/25/2040*(4)	1,600,000	1,601,658
ROCK Trust
Series 2024-CNTR, Class A 5.39%, 11/13/2041*	1,100,000	1,115,985
Shellpoint Co-Originator Trust VRS
Series 2017-2, Class A1 3.50%, 10/25/2047*(1)	167,339	152,519
Sunrise Estate
4.90%, 07/01/2033	7,892,000	7,975,852
		63,661,478
U.S. Government Agency — 1.6%
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2015-K44, Class C 3.28%, 01/25/2048*(1)	1,000,000	996,738
Series 2020-K105, Class C 3.53%, 03/25/2053*(1)	4,800,000	4,382,041
Series 2015-K49, Class B 3.72%, 10/25/2048*(1)	3,000,000	2,978,272
Series 2017-K70, Class C 3.81%, 12/25/2049*(1)	4,500,000	4,335,789
Series 2019-K91, Class C 4.26%, 04/25/2051*(1)	3,000,000	2,870,630
Series 2018-K83, Class B 4.28%, 11/25/2051*(1)	3,000,000	2,915,813
Series 2019-K90, Class C 4.32%, 02/25/2052*(1)	1,500,000	1,444,123
Series 2019-K88, Class C 4.38%, 02/25/2052*(1)	1,645,000	1,592,193
Federal Home Loan Mtg. Corp. Multifamily Structured Credit Risk FRS
Series 2024-MN8, Class M1 7.20%, (SOFR30A+2.85%), 05/25/2044*	1,713,039	1,731,924
Federal Home Loan Mtg. Corp. REMIC
Series 4740, Class BA 3.00%, 09/15/2045	292,373	286,241
Federal Home Loan Mtg. Corp. REMIC FRS
Series 3572, Class JS 2.35%, (6.69%-SOFR30A), 09/15/2039(6)(7)	221,190	14,236
Federal National Mtg. Assoc. REMIC
Series 2017-100, Class NP 3.00%, 12/25/2047	2,226,555	1,976,286
Series 2018-27, Class EA 3.00%, 05/25/2048	3,012,811	2,678,637
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2018-35, Class CD 3.00%, 05/25/2048	$ 3,137,922	$ 2,745,097
Federal National Mtg. Assoc. REMIC VRS
Series 2023-M2, Class 3A2 2.05%, 04/25/2032(1)	5,000,000	4,260,827
Government National Mtg. Assoc. REMIC
Series 2025-6, Class A 3.50%, 11/20/2050	4,962,534	4,624,075
Series 2024-64, Class YH 5.00%, 04/20/2054	2,951,058	2,873,670
Government National Mtg. Assoc. REMIC VRS
Series 2013-118, Class B 2.50%, 10/16/2043(1)	1,394,750	1,303,240
		44,009,832
Total Collateralized Mortgage Obligations (cost $107,942,318)		107,671,310
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 56.9%
U.S. Government — 23.5%
United States Treasury Bonds
1.25%, 05/15/2050	1,219,000	615,452
1.75%, 08/15/2041	14,960,000	10,208,447
1.88%, 02/15/2051 to 11/15/2051	9,801,000	5,766,359
2.00%, 11/15/2041 to 08/15/2051	13,971,000	9,776,293
2.25%, 02/15/2052	23,835,000	15,315,849
2.38%, 02/15/2042 to 05/15/2051	50,721,000	35,189,028
3.00%, 11/15/2045 to 05/15/2047	10,021,000	7,816,354
3.38%, 11/15/2048	22,308,000	18,333,516
4.13%, 08/15/2053#	187,000	175,364
4.25%, 02/15/2054 to 08/15/2054	33,922,000	32,557,332
4.50%, 02/15/2044 to 11/15/2054	19,775,000	19,711,182
4.63%, 05/15/2044 to 05/15/2054	9,664,800	9,806,785
4.75%, 11/15/2043 to 11/15/2053	2,106,000	2,183,981
United States Treasury Bonds STRIPS
Zero Coupon, 11/15/2031 to 02/15/2043	45,419,000	30,006,863
United States Treasury Notes
1.25%, 12/31/2026	838,000	797,638
1.50%, 01/31/2027	2,280,000	2,175,797
1.63%, 11/30/2026	640,000	614,500
1.75%, 11/15/2029	3,200,000	2,895,875
1.88%, 02/28/2027	7,900,000	7,581,840
2.25%, 08/15/2027#	230,000	220,809
2.38%, 05/15/2029	500,000	468,789
2.63%, 02/15/2029	171,000	162,450
2.75%, 07/31/2027#	14,800,000	14,384,906
2.88%, 04/30/2029	36,130,000	34,577,539
3.50%, 09/30/2026	7,250,000	7,191,377
3.63%, 08/31/2029	6,000,000	5,907,187
3.88%, 08/15/2034	4,130,000	4,028,041
4.00%, 12/15/2027 to 02/15/2034	53,632,000	53,289,742
4.13%, 02/15/2027 to 10/31/2031	141,565,000	142,015,185
4.25%, 01/31/2026 to 11/15/2034	70,288,000	70,809,749
4.38%, 07/15/2027 to 01/31/2032	32,385,000	32,785,332
4.50%, 11/15/2025#	6,000,000	6,011,250
4.50%, 03/31/2026 to 11/15/2033	33,658,000	34,208,361
4.63%, 02/28/2026 to 04/30/2031	18,100,000	18,558,364
		636,147,536
U.S. Government Agency — 33.4%
Federal Home Loan Bank
2.13%, 09/14/2029	7,765,000	7,154,849
3.25%, 11/16/2028#	1,000,000	976,025
5.50%, 07/15/2036	250,000	273,988

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mtg. Corp.
1.50%, 04/01/2037	$ 8,747,703	$ 7,683,793
2.00%, 02/01/2036 to 04/01/2052	60,965,668	51,660,771
2.50%, 01/01/2028 to 07/01/2052	35,620,419	30,118,715
3.00%, 08/01/2027 to 11/01/2046	11,107,807	10,080,033
3.50%, 11/01/2041 to 02/01/2052	33,853,710	31,158,142
4.00%, 09/01/2040 to 06/01/2052	18,644,122	17,668,004
4.50%, 12/01/2039 to 12/01/2048	9,729,180	9,626,998
5.00%, 10/01/2033 to 01/01/2053	18,022,705	17,789,523
5.50%, 11/01/2032 to 12/01/2054	43,467,117	43,704,567
6.00%, 10/01/2033 to 03/01/2040	140,052	145,541
6.50%, 02/01/2035 to 01/01/2054	7,082,519	7,313,837
6.75%, 09/15/2029 to 03/15/2031	750,000	840,673
Federal Home Loan Mtg. Corp. FRS
6.30%, (RFUCCT6M+1.49%), 02/01/2037	32,691	33,152
Federal National Mtg. Assoc.
1.50%, 12/01/2050 to 03/01/2051	8,877,846	6,763,531
2.00%, 11/01/2035 to 03/01/2052	133,843,902	109,754,786
2.37%, 06/01/2029	3,000,291	2,763,119
2.50%, 12/01/2026 to 05/01/2052	153,335,974	130,621,935
3.00%, 10/01/2027 to 07/01/2052	90,012,463	80,090,125
3.50%, 08/01/2026 to 04/01/2052	56,605,157	52,055,206
4.00%, 11/01/2025 to 08/01/2052	41,581,390	39,489,832
4.37%, 01/01/2032	7,392,733	7,348,855
4.50%, 02/01/2040 to 09/01/2054	19,036,953	18,570,692
4.61%, 07/01/2032 to 10/01/2032	13,787,000	13,834,005
4.96%, 09/01/2032	5,547,000	5,669,040
5.00%, 09/01/2033 to 11/01/2054	33,454,871	33,044,043
5.02%, 01/01/2033	1,933,000	1,982,400
5.08%, 09/01/2031	838,180	864,203
5.24%, 12/01/2033	2,782,000	2,889,660
5.50%, 04/01/2033 to 04/01/2053	9,422,294	9,512,011
6.00%, 02/01/2032 to 11/01/2053	36,216,674	36,910,768
6.50%, 10/01/2037 to 12/01/2053	8,808,470	9,091,029
Federal National Mtg. Assoc. FRS
6.87%, (RFUCCT1Y+1.83%), 10/01/2040	237,960	246,016
6.90%, (RFUCCT1Y+1.57%), 05/01/2037	52,852	54,608
7.24%, (H15T1Y+2.27%), 11/01/2036	141,815	147,159
7.33%, (RFUCCT1Y+1.82%), 10/01/2040	60,487	62,707
Federal National Mtg. Assoc. VRS
1.46%, 11/01/2032(1)	5,452,316	4,441,354
1.51%, 11/01/2032(1)	9,151,337	7,477,987
2.15%, 02/01/2032(1)	7,919,883	6,843,001
Government National Mtg. Assoc.
2.00%, 11/20/2050	9,786,470	8,041,034
2.50%, 05/20/2050 to 12/20/2051	26,143,296	22,419,813
3.00%, 02/20/2045 to 02/20/2052	30,045,437	26,984,555
3.50%, 03/20/2045 to 10/20/2047	1,607,146	1,490,902
4.00%, 03/20/2044 to 05/20/2048	1,944,274	1,855,711
4.50%, 05/15/2039 to 07/20/2052	10,946,489	10,634,564
5.50%, 12/15/2039 to 05/20/2053	14,395,456	14,497,441
6.00%, 10/15/2039	65,300	66,816
		902,747,519
Total U.S. Government & Agency Obligations (cost $1,656,196,484)		1,538,895,055
FOREIGN GOVERNMENT OBLIGATIONS — 1.2%
Banks — 0.1%
Industrial Bank of Korea
1.04%, 06/22/2025*	1,564,000	1,546,728
Security Description	Shares or Principal Amount	Value

Regional(State/Province) — 0.0%
Province of British Columbia Canada
4.20%, 07/06/2033	$ 1,171,000	$ 1,141,697
Sovereign — 1.1%
Bulgaria Government International Bond
5.00%, 03/05/2037	400,000	388,074
Dominican Republic
5.95%, 01/25/2027	600,000	603,120
6.95%, 03/15/2037*	600,000	616,500
Emirate of Abu Dhabi
2.00%, 10/19/2031*	350,000	299,814
2.50%, 04/16/2025	300,000	299,096
2.70%, 09/02/2070	800,000	447,634
3.88%, 04/16/2050	400,000	314,792
Government of Romania
5.75%, 03/24/2035*	400,000	365,201
6.00%, 05/25/2034	780,000	734,926
6.38%, 01/30/2034*	450,000	436,730
6.63%, 02/17/2028	400,000	410,670
7.50%, 02/10/2037*	580,000	596,580
Government of Romanian
7.13%, 01/17/2033	400,000	410,164
Kingdom of Saudi Arabia
3.45%, 02/02/2061	700,000	446,250
5.75%, 01/16/2054*	800,000	779,168
Republic of Azerbaijan
3.50%, 09/01/2032	1,300,000	1,137,136
Republic of Hungary
5.50%, 03/26/2036*	2,600,000	2,540,060
6.13%, 05/22/2028	200,000	205,155
6.75%, 09/25/2052	200,000	213,992
Republic of Indonesia
4.40%, 03/10/2029	1,040,000	1,026,674
4.75%, 09/10/2034	200,000	193,023
5.10%, 02/10/2054	520,000	487,465
Republic of Italy
3.88%, 05/06/2051	585,000	411,928
Republic of Kazakhstan
4.71%, 04/09/2035*	400,000	388,544
Republic of Latvia
5.13%, 07/30/2034*#	600,000	593,756
Republic of Panama
3.30%, 01/19/2033	960,000	750,824
7.50%, 03/01/2031	600,000	620,482
8.00%, 03/01/2038	600,000	626,455
Republic of Peru
2.84%, 06/20/2030	200,000	178,601
Republic of Poland
4.63%, 03/18/2029	350,000	349,151
4.88%, 10/04/2033	310,000	304,240
5.50%, 04/04/2053	200,000	192,219
Republic of South Africa
7.10%, 11/19/2036*	200,000	196,245
Republic of the Philippines
4.38%, 03/05/2030	200,000	196,398
5.17%, 10/13/2027	500,000	506,973
5.50%, 03/30/2026	400,000	404,210
Republic of Uzbekistan
6.90%, 02/28/2032	550,000	551,054
State of Qatar
4.00%, 03/14/2029	320,000	314,483
4.40%, 04/16/2050	1,120,000	973,096
5.10%, 04/23/2048	200,000	193,800

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
United Mexican States
4.28%, 08/14/2041	$ 3,203,000	$ 2,447,155
6.00%, 05/13/2030	587,000	598,407
6.00%, 05/07/2036	720,000	698,738
6.34%, 05/04/2053	218,000	201,468
6.35%, 02/09/2035	800,000	804,793
6.40%, 05/07/2054	1,860,000	1,730,239
6.88%, 05/13/2037	1,443,000	1,484,919
		28,670,402
Total Foreign Government Obligations (cost $32,475,925)		31,358,827
COMMON STOCKS — 0.0%
Oil Field Machinery & Equipment — 0.0%
Hi-Crush, Inc.(5)(8) (cost $0)	123	703,929
PREFERRED STOCKS — 0.0%
Sovereign — 0.0%
Federal Home Loan Mtg. Corp. Series Z 8.38%#† (cost $48,512)	3,142	35,347
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50%, 04/04/2016† (cost $0)	186,000	149
Total Long-Term Investment Securities (cost $2,767,822,565)		2,636,835,251
SHORT-TERM INVESTMENTS — 2.7%
Unaffiliated Investment Companies — 2.7%
State Street Institutional Liquid Reserves Fund, Premier Class 4.35%(9)	34,877,006	34,883,981
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.31%(9)	25,607,159	25,607,159
State Street Navigator Securities Lending Government Money Market Portfolio 4.36%(9)(10)	11,272,573	11,272,573
Total Short-Term Investments (cost $71,763,870)		71,763,713
TOTAL INVESTMENTS (cost $2,839,586,435)	100.1%	2,708,598,964
Other assets less liabilities	(0.1)	(2,242,774)
NET ASSETS	100.0%	$2,706,356,190
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Core Bond Fund has no right to demand registration of these securities. At February 28, 2025, the aggregate value of these securities was $429,569,487 representing 15.9% of net assets.
#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(4)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of February 28, 2025.
(5)	Securities classified as Level 3 (see Note 1).
(6)	Interest Only
(7)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at February 28, 2025.
(8)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2025, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Hi-Crush, Inc.	03/13/2024	123	$0	$703,929	$5,723.00	0.0%
(9)	The rate shown is the 7-day yield as of February 28, 2025.
(10)	At February 28, 2025, the Fund had loaned securities with a total value of $42,325,551. This was secured by collateral of $11,272,573, which was received in cash and subsequently invested in short-term investments currently valued at $11,272,573 as reported in the Portfolio of Investments. Additional collateral of $32,549,566 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2025
Federal Home Loan Mtg. Corp.	1.50% to 7.06%	06/01/2028 to 03/25/2055	$9,503,907
Federal National Mtg. Assoc.	1.50% to 7.40%	11/01/2025 to 03/01/2055	5,445,061
Government National Mtg. Assoc.	2.50% to 6.08%	06/20/2047 to 05/16/2065	5,170,776
United States Treasury Bills	0.00%	03/18/2025 to 08/14/2025	171,238
United States Treasury Notes/Bonds	0.00% to 6.25%	04/15/2025 to 02/15/2055	12,258,584
DAC—Designated Activity Company
FRS—Floating Rate Security
H15T1Y—US Treasury Yield Curve Rate Note Constant Maturity 1 Year
REMIC—Real Estate Mortgage Investment Conduit
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Month
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at February 28, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
167	Long	U.S. Treasury 10 Year Notes	June 2025	$18,461,882	$18,552,656	$ 90,774
400	Long	U.S. Treasury 2 Year Notes	June 2025	82,647,264	82,787,500	140,236
57	Long	U.S. Treasury Ultra 10 Year Notes	June 2025	6,479,487	6,512,250	32,763
						$263,773
						Unrealized (Depreciation)
85	Short	U.S. Treasury 10 Year Notes	March 2025	$9,401,799	$9,440,312	$(38,513)
67	Short	U.S. Treasury 5 Year Notes	June 2025	7,200,811	7,231,812	(31,001)
32	Short	U.S. Treasury Ultra Bonds	June 2025	3,946,133	3,972,000	(25,867)
						$(95,381)
		Net Unrealized Appreciation (Depreciation)				$168,392
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes:
Oil & Gas	$—	$34,992,276	$161,832	$35,154,108
Other Industries	—	751,268,781	—	751,268,781
Asset Backed Securities	—	171,747,745	—	171,747,745
Collateralized Mortgage Obligations	—	107,671,310	—	107,671,310
U.S. Government & Agency Obligations	—	1,538,895,055	—	1,538,895,055
Foreign Government Obligations	—	31,358,827	—	31,358,827
Common Stocks	—	—	703,929	703,929
Preferred Stocks	35,347	—	—	35,347
Escrows and Litigation Trusts	—	149	—	149
Short-Term Investments	71,763,713	—	—	71,763,713
Total Investments at Value	$71,799,060	$2,635,934,143	$865,761	$2,708,598,964
Other Financial Instruments:†
Futures Contracts	$263,773	$—	$—	$263,773
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$95,381	$—	$—	$95,381
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Dividend Value Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.9%
Advertising — 0.4%
WPP PLC	356,409	$ 2,890,539
Aerospace/Defense — 4.2%
Airbus SE	12,755	2,214,937
Boeing Co.†	18,896	3,299,808
L3Harris Technologies, Inc.	43,453	8,956,098
Northrop Grumman Corp.	11,770	5,434,680
RTX Corp.	75,753	10,074,391
		29,979,914
Agriculture — 0.6%
British American Tobacco PLC ADR#	117,606	4,578,402
Auto Manufacturers — 0.8%
General Motors Co.	120,369	5,913,729
Auto Parts & Equipment — 0.3%
Lear Corp.	20,031	1,882,714
Banks — 9.5%
Bank of America Corp.	80,357	3,704,458
Citigroup, Inc.	195,936	15,665,083
First Citizens BancShares, Inc., Class A	5,841	11,962,719
JPMorgan Chase & Co.	60,529	16,019,000
PNC Financial Services Group, Inc.	15,720	3,016,982
Wells Fargo & Co.	220,582	17,275,982
		67,644,224
Beverages — 1.6%
Coca-Cola Co.	74,020	5,270,964
Constellation Brands, Inc., Class A	8,537	1,498,244
Diageo PLC	116,251	3,159,024
Keurig Dr Pepper, Inc.	46,986	1,574,971
		11,503,203
Biotechnology — 0.1%
Corteva, Inc.	15,081	949,801
Building Materials — 1.3%
Johnson Controls International PLC	48,909	4,189,545
Vulcan Materials Co.	20,850	5,156,413
		9,345,958
Chemicals — 3.3%
Air Products & Chemicals, Inc.	23,149	7,318,556
International Flavors & Fragrances, Inc.	38,366	3,138,722
Linde PLC	13,730	6,412,597
PPG Industries, Inc.	56,863	6,438,029
		23,307,904
Coal — 0.3%
Teck Resources, Ltd., Class B#	56,614	2,283,243
Commercial Services — 0.4%
Rentokil Initial PLC	562,495	2,833,872
Computers — 3.3%
Apple, Inc.	20,810	5,032,690
Cognizant Technology Solutions Corp., Class A	91,162	7,596,530
Hewlett Packard Enterprise Co.	87,540	1,734,167
HP, Inc.	183,410	5,661,867
Leidos Holdings, Inc.	30,299	3,937,961
		23,963,215
Cosmetics/Personal Care — 1.9%
Haleon PLC	938,700	4,707,810
Security Description	Shares or Principal Amount	Value

Cosmetics/Personal Care (continued)
Procter & Gamble Co.	22,020	$ 3,827,957
Unilever PLC	93,200	5,273,394
		13,809,161
Diversified Financial Services — 4.7%
Apollo Global Management, Inc.	34,110	5,091,600
Capital One Financial Corp.	28,800	5,775,840
Charles Schwab Corp.	19,151	1,523,079
Intercontinental Exchange, Inc.	51,923	8,994,621
Visa, Inc., Class A	33,712	12,227,679
		33,612,819
Electric — 4.4%
American Electric Power Co., Inc.	27,028	2,866,319
Dominion Energy, Inc.	35,588	2,014,993
DTE Energy Co.	20,400	2,727,480
Edison International	29,760	1,620,134
Entergy Corp.	26,217	2,289,006
Exelon Corp.	112,410	4,968,522
PG&E Corp.	286,615	4,683,289
Sempra	142,752	10,216,761
		31,386,504
Electrical Components & Equipment — 0.2%
Acuity Brands, Inc.	3,655	1,086,010
Electronics — 0.9%
Fortive Corp.	29,798	2,370,133
Honeywell International, Inc.	10,034	2,136,138
TE Connectivity PLC	11,700	1,802,151
		6,308,422
Environmental Control — 0.6%
Waste Management, Inc.	18,130	4,220,301
Food — 2.6%
Kraft Heinz Co.	258,594	7,941,422
Lamb Weston Holdings, Inc.	37,859	1,963,746
Nestle SA ADR#	93,490	9,021,785
		18,926,953
Healthcare-Products — 3.2%
Baxter International, Inc.	288,328	9,950,199
Koninklijke Philips NV†	101,731	2,663,007
Medtronic PLC	114,440	10,530,769
		23,143,975
Healthcare-Services — 2.7%
Cigna Group	12,469	3,851,051
Elevance Health, Inc.	11,238	4,460,137
Fortrea Holdings, Inc.†	66,413	919,820
Labcorp Holdings, Inc.	26,753	6,716,073
UnitedHealth Group, Inc.	6,980	3,315,221
		19,262,302
Home Furnishings — 1.1%
Sony Group Corp.	315,900	7,933,969
Household Products/Wares — 0.3%
Henkel AG & Co. KGaA (Preference Shares)	26,666	2,304,588
Insurance — 5.3%
Chubb, Ltd.	18,250	5,210,010
Fidelity National Financial, Inc.	90,820	5,860,614
Hartford Financial Services Group, Inc.	15,325	1,812,641
MetLife, Inc.	80,143	6,906,724

VALIC Company I Dividend Value Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Prudential Financial, Inc.	14,449	$ 1,663,080
Travelers Cos., Inc.	26,530	6,857,740
Willis Towers Watson PLC	28,678	9,740,483
		38,051,292
Internet — 2.3%
Alibaba Group Holding, Ltd.	176,400	2,921,353
Alphabet, Inc., Class A	27,400	4,665,672
Amazon.com, Inc.†	22,365	4,747,642
Meta Platforms, Inc., Class A	5,700	3,808,740
		16,143,407
Machinery-Construction & Mining — 0.2%
Komatsu, Ltd.	42,800	1,279,829
Machinery-Diversified — 1.0%
CNH Industrial NV	321,917	4,146,291
Westinghouse Air Brake Technologies Corp.	15,824	2,933,137
		7,079,428
Media — 2.9%
Comcast Corp., Class A	409,020	14,675,638
Walt Disney Co.	53,445	6,082,041
		20,757,679
Mining — 0.4%
Freeport-McMoRan, Inc.	71,030	2,621,717
Oil & Gas — 4.5%
BP PLC	1,549,049	8,555,303
EQT Corp.	59,780	2,879,603
Exxon Mobil Corp.	69,049	7,687,225
Hess Corp.	37,577	5,596,719
Shell PLC	218,798	7,321,686
		32,040,536
Packaging & Containers — 0.9%
Crown Holdings, Inc.	17,166	1,538,588
Sealed Air Corp.	149,022	5,093,572
		6,632,160
Pharmaceuticals — 8.3%
AstraZeneca PLC	42,616	6,453,361
Becton Dickinson & Co.	38,659	8,718,764
Cardinal Health, Inc.	94,460	12,230,681
CVS Health Corp.	244,276	16,053,819
Eli Lilly & Co.	3,337	3,072,142
Johnson & Johnson	20,930	3,453,869
Merck & Co., Inc.	49,310	4,548,848
Sanofi SA	46,827	5,098,974
		59,630,458
Pipelines — 2.9%
Enbridge, Inc.#	183,980	7,861,466
Enterprise Products Partners LP	150,615	5,032,047
Williams Cos., Inc.	136,100	7,918,298
		20,811,811
Private Equity — 0.3%
Carlyle Group, Inc.	44,475	2,216,634
REITS — 2.7%
American Tower Corp.	19,500	4,009,590
AvalonBay Communities, Inc.	20,400	4,614,072
Crown Castle, Inc.	51,312	4,828,459
Security Description	Shares or Principal Amount	Value

REITS (continued)
Mid-America Apartment Communities, Inc.	17,709	$ 2,977,237
Public Storage	7,900	2,398,598
STAG Industrial, Inc.	13,156	473,353
		19,301,309
Retail — 1.2%
Dollar General Corp.	61,839	4,587,217
Home Depot, Inc.	9,440	3,743,904
		8,331,121
Semiconductors — 3.5%
Applied Materials, Inc.	6,592	1,041,998
Broadcom, Inc.	35,700	7,119,651
Intel Corp.	67,782	1,608,467
Microchip Technology, Inc.	42,798	2,519,090
Micron Technology, Inc.	12,038	1,127,118
Samsung Electronics Co., Ltd. GDR	6,967	6,504,205
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	15,213	2,746,403
Texas Instruments, Inc.	12,380	2,426,356
		25,093,288
Software — 6.9%
Electronic Arts, Inc.	49,153	6,346,635
Fidelity National Information Services, Inc.	83,040	5,905,805
Microsoft Corp.	47,075	18,688,304
Oracle Corp.	24,490	4,066,810
SS&C Technologies Holdings, Inc.	162,847	14,501,525
		49,509,079
Telecommunications — 3.0%
Cisco Systems, Inc.	126,203	8,090,874
T-Mobile US, Inc.	28,900	7,794,041
Verizon Communications, Inc.	133,640	5,759,884
		21,644,799
Toys/Games/Hobbies — 0.7%
Hasbro, Inc.	73,609	4,792,682
Transportation — 1.2%
FedEx Corp.	8,905	2,341,125
Norfolk Southern Corp.	3,344	821,788
Union Pacific Corp.	21,750	5,365,507
		8,528,420
Total Long-Term Investment Securities (cost $595,505,853)		693,537,371
SHORT-TERM INVESTMENTS — 4.5%
Unaffiliated Investment Companies — 4.5%
State Street Institutional Liquid Reserves Fund, Premier Class 4.35%(1)	16,848,467	16,851,836
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.31%(1)	3,974,885	3,974,886

VALIC Company I Dividend Value Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Unaffiliated Investment Companies (continued)
State Street Navigator Securities Lending Government Money Market Portfolio 4.36%(1)(2)	11,093,808	$ 11,093,808
Total Short-Term Investments (cost $31,920,543)		31,920,530
TOTAL INVESTMENTS (cost $627,426,396)	101.4%	725,457,901
Other assets less liabilities	(1.4)	(10,112,565)
NET ASSETS	100.0%	$715,345,336
†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of February 28, 2025.
(2)	At February 28, 2025, the Fund had loaned securities with a total value of $15,002,306. This was secured by collateral of $11,093,808, which was received in cash and subsequently invested in short-term investments currently valued at $11,093,808 as reported in the Portfolio of Investments. Additional collateral of $4,171,899 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2025
Federal Farm Credit Bank	0.55% to 0.78%	06/16/2025 to 09/16/2025	$16,271
Federal Home Loan Bank	0.55% to 1.10%	05/23/2025 to 08/20/2026	83,047
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	8,087
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	44,358
United States Treasury Notes/Bonds	0.00% to 5.00%	04/30/2025 to 08/15/2054	4,020,136
ADR—American Depositary Receipt
GDR—Global Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Advertising	$—	$2,890,539	$—	$2,890,539
Aerospace/Defense	27,764,977	2,214,937	—	29,979,914
Beverages	8,344,179	3,159,024	—	11,503,203
Commercial Services	—	2,833,872	—	2,833,872
Cosmetics/Personal Care	3,827,957	9,981,204	—	13,809,161
Healthcare-Products	20,480,968	2,663,007	—	23,143,975
Home Furnishings	—	7,933,969	—	7,933,969
Household Products/Wares	—	2,304,588	—	2,304,588
Internet	13,222,054	2,921,353	—	16,143,407
Machinery-Construction & Mining	—	1,279,829	—	1,279,829
Oil & Gas	16,163,547	15,876,989	—	32,040,536
Pharmaceuticals	48,078,123	11,552,335	—	59,630,458
Semiconductors	18,589,083	6,504,205	—	25,093,288
Other Industries	464,950,632	—	—	464,950,632
Short-Term Investments	31,920,530	—	—	31,920,530
Total Investments at Value	$653,342,050	$72,115,851	$—	$725,457,901
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Dynamic Allocation Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 80.3%
Domestic Equity Investment Companies — 53.1%
VALIC Company I Capital Appreciation Fund	294,614	$ 6,139,754
VALIC Company I Dividend Value Fund	652,913	8,566,219
VALIC Company I Growth Fund	292,928	5,009,064
VALIC Company I Large Capital Growth Fund	219,400	4,688,575
VALIC Company I Mid Cap Index Fund	49,173	1,360,617
VALIC Company I Mid Cap Strategic Growth Fund	80,433	1,662,560
VALIC Company I Mid Cap Value Fund	82,070	1,490,400
VALIC Company I Small Cap Growth Fund†	59,332	957,620
VALIC Company I Small Cap Index Fund	33,637	536,517
VALIC Company I Small Cap Special Values Fund	56,515	695,129
VALIC Company I Small Cap Value Fund	18,484	233,455
VALIC Company I Stock Index Fund	240,771	14,525,706
VALIC Company I Systematic Core Fund	238,316	8,195,691
VALIC Company I Systematic Growth Fund	191,538	3,748,393
VALIC Company I Systematic Value Fund	548,563	8,645,350
VALIC Company I U.S. Socially Responsible Fund	253,037	5,420,044
Total Domestic Equity Investment Companies (cost $58,907,999)		71,875,094
Domestic Fixed Income Investment Companies — 18.3%
VALIC Company I Core Bond Fund	1,696,491	17,117,594
VALIC Company I Government Securities Fund	545,781	5,212,208
VALIC Company I High Yield Bond Fund	129,868	958,428
VALIC Company I Inflation Protected Fund	170,380	1,495,930
Total Domestic Fixed Income Investment Companies (cost $25,327,066)		24,784,160
International Equity Investment Companies — 8.6%
VALIC Company I Emerging Economies Fund	45,435	293,508
VALIC Company I Global Real Estate Fund	210,900	1,457,316
VALIC Company I International Equities Index Fund	252,633	2,205,489
VALIC Company I International Growth Fund†	177,046	2,264,422
VALIC Company I International Opportunities Fund	22,103	329,342
VALIC Company I International Socially Responsible Fund	65,923	1,712,033
VALIC Company I International Value Fund	286,182	3,285,364
Total International Equity Investment Companies (cost $10,543,525)		11,547,474
International Fixed Income Investment Companies — 0.3%
VALIC Company I International Government Bond Fund† (cost $424,068)	40,580	411,483
Total Affiliated Investment Companies (cost $95,202,658)		108,618,211
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 15.5%
U.S. Government — 15.5%
United States Treasury Notes
1.88%, 02/15/2032(2)	$ 532,400	460,796
2.75%, 08/15/2032	1,664,400	1,518,570
2.88%, 05/15/2032	959,600	885,831
3.38%, 05/15/2033	1,771,000	1,676,224
3.50%, 02/15/2033	927,200	887,323
3.88%, 08/15/2033(2)	3,228,300	3,162,599
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
3.88%, 08/15/2034	$2,479,200	$ 2,417,995
4.00%, 02/15/2034	2,657,900	2,621,665
4.13%, 11/15/2032(2)	1,251,900	1,252,145
4.25%, 11/15/2034	1,415,800	1,421,330
4.38%, 05/15/2034	2,576,200	2,612,629
4.50%, 11/15/2033	1,957,900	2,004,630
Total U.S. Government & Agency Obligations (cost $21,010,255)		20,921,737
PURCHASED OPTIONS† — 0.9%
Purchased Options - Puts — 0.9%
Over the Counter put option on the S&P 500 Index (Expiration Date: 06/20/2025; Strike Price: $5,600.00; Counterparty: UBS AG)	1,000	90,940
Over the Counter put option on the S&P 500 Index (Expiration Date: 07/18/2025; Strike Price: $5,300.00; Counterparty: Citibank, N.A.)	3,500	239,837
Over the Counter put option on the S&P 500 Index (Expiration Date: 07/18/2025; Strike Price: $5,300.00; Counterparty: UBS AG)	2,000	137,050
Over the Counter put option on the S&P 500 Index (Expiration Date: 08/15/2025; Strike Price: $5,400.00; Counterparty: Goldman Sachs International)	8,000	753,345
Over the Counter put option on the S&P 500 Index (Expiration Date: 09/19/2025; Strike Price: $4,950.00; Counterparty: JPMorgan Chase Bank, N.A.)	1,000	66,389
Total Purchased Options (cost $1,239,676)		1,287,561
Total Long-Term Investment Securities (cost $117,452,589)		130,827,509
SHORT-TERM INVESTMENTS — 4.0%
Unaffiliated Investment Companies — 4.0%
AllianceBernstein Government STIF Portfolio, Class AB 4.45%(3) (cost $5,371,916)	5,371,916	5,371,917
TOTAL INVESTMENTS (cost $122,824,505)	100.7%	136,199,426
Other assets less liabilities	(0.7)	(880,206)
NET ASSETS	100.0%	$135,319,220
#	The VALIC Company I Dynamic Allocation Fund invests in various VALIC Company I Funds. Additional information on the underlying funds including such funds' prospectuses and shareholder reports are available at our website, www.corebridgefinancial.com/rs.
†	Non-income producing security
(1)	See Note 3.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	The rate shown is the 7-day yield as of February 28, 2025.
STIF—Short Term Investment Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
80	Long	S&P 500 E-Mini Index	March 2025	$24,220,350	$23,853,000	$(367,350)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Dynamic Allocation Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$108,618,211	$—	$—	$108,618,211
U.S. Government & Agency Obligations	—	20,921,737	—	20,921,737
Purchased Options	—	1,287,561	—	1,287,561
Short-Term Investments	5,371,917	—	—	5,371,917
Total Investments at Value	$113,990,128	$22,209,298	$—	$136,199,426
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$367,350	$—	$—	$367,350
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.6%
Brazil — 3.9%
Allos SA	227,791	$ 699,895
AMBEV SA	270,381	561,184
B3 SA - Brasil Bolsa Balcao	1,087,495	1,920,961
Banco Bradesco SA (Preference Shares)	970,285	1,852,353
Banco Bradesco SA ADR	261,833	510,574
Banco Santander Brasil SA	367,446	1,572,098
Banco Santander Brasil SA ADR#	74,966	326,852
Cia Brasileira de Aluminio†	78,899	69,550
Cia de Saneamento de Minas Gerais Copasa MG	100,380	396,736
CPFL Energia SA	7,016	41,803
Cyrela Brazil Realty Sa Emp	292,500	1,030,865
Dexco SA	232,025	222,660
Embraer SA†	22,261	263,609
Energisa SA	7,966	51,495
Fleury SA	666,651	1,255,706
Gerdau SA (Preference Shares)	363,292	1,027,990
Gerdau SA ADR	123,989	350,889
Grupo SBF SA	430,542	719,563
Itau Unibanco Holding SA (Preference Shares)	604,148	3,277,452
Itau Unibanco Holding SA ADR	58,121	319,084
JBS SA	43,958	231,376
Lojas Renner SA	1,145,469	2,204,303
Marcopolo SA (Preference Shares)	222,724	278,043
NU Holdings, Ltd., Class A†	212,852	2,288,159
Petroleo Brasileiro SA (Preference Shares)	492,722	3,006,888
Petroleo Brasileiro SA ADR	36,147	441,355
Telefonica Brasil SA	30,166	247,675
Ultrapar Participacoes SA	159,933	451,740
Usinas Siderurgicas de Minas Gerais S/A Usiminas, Class A (Preference Shares)	203,255	197,122
Vale SA	258,753	2,423,756
		28,241,736
Chile — 0.6%
Banco de Chile	13,922,972	1,802,904
Banco de Chile ADR	48,873	1,266,299
Empresas CMPC SA	342,862	580,420
Empresas COPEC SA	62,290	439,315
Enel Americas SA	1,394,894	126,642
		4,215,580
China — 27.7%
3SBio, Inc.*	2,852,500	2,686,559
Agricultural Bank of China, Ltd.	2,681,000	1,593,414
Alibaba Group Holding, Ltd.	1,591,200	26,351,797
ANTA Sports Products, Ltd.	35,000	393,033
Baidu, Inc., Class A†	222,850	2,405,208
Bank of China, Ltd.	7,892,000	4,476,145
Bilibili, Inc., Class Z†	36,700	744,548
BOE Technology Group Co., Ltd., Class A	3,348,600	1,981,038
BYD Co., Ltd.	121,500	5,813,031
BYD Co., Ltd., Class A	56,200	2,801,735
China Construction Bank Corp.	8,749,000	7,425,227
China Galaxy Securities Co., Ltd.#	294,500	298,098
China International Capital Corp., Ltd.*#	89,200	169,391
China Lesso Group Holdings, Ltd.	540,000	223,633
China Life Insurance Co., Ltd.	1,703,000	3,279,368
China Mengniu Dairy Co., Ltd.	238,000	543,393
China Merchants Bank Co., Ltd.	349,000	2,045,818
China Merchants Bank Co., Ltd., Class A	495,000	2,859,222
China Pacific Insurance Group Co., Ltd.	584,400	1,731,963
China Petroleum & Chemical Corp.	2,556,000	1,357,623
Security Description	Shares or Principal Amount	Value

China (continued)
CITIC Securities Co, Ltd., Class A	86,100	$ 323,718
CITIC Securities Co., Ltd.	279,500	803,687
Contemporary Amperex Technology Co., Ltd., Class A	23,700	863,295
COSCO Shipping Holdings Co., Ltd.#	340,000	499,134
ENN Energy Holdings, Ltd.	202,000	1,368,259
Great Wall Motor Co., Ltd.#	356,500	593,156
Great Wall Motor Co., Ltd., Class A	200,800	687,166
Gree Electric Appliances, Inc. of Zhuhai, Class A	189,900	1,067,146
Guangdong Haid Group Co., Ltd., Class A	30,700	214,992
Haier Smart Home Co., Ltd.	313,200	1,005,753
Haier Smart Home Co., Ltd., Class A	215,800	779,127
Hithink RoyalFlush Information Network Co, Ltd., Class A	12,400	512,739
Huatai Securities Co., Ltd., Class A	1,792,200	4,313,570
Industrial & Commercial Bank of China, Ltd.	7,699,000	5,453,971
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	170,100	660,483
Innovent Biologics, Inc.*†	53,500	279,005
JD Logistics, Inc.*†	178,000	319,421
JD.com, Inc., Class A	275,800	5,769,290
Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class A	53,000	334,900
KE Holdings, Inc. ADR	86,058	1,916,512
Kuaishou Technology*†	111,900	731,031
Li Auto, Inc., Class A†	48,600	748,289
Luxshare Precision Industry Co, Ltd., Class A	27,400	162,854
Meituan, Class B*†	501,000	10,496,203
Midea Group Co., Ltd., Class A	171,800	1,726,397
NetEase, Inc.	195,200	3,905,042
New China Life Insurance Co., Ltd.	87,300	295,497
New Oriental Education & Technology Group, Inc.	121,100	577,743
People's Insurance Co. Group of China, Ltd.	2,519,000	1,242,946
People's Insurance Co. Group of China, Ltd., Class A	418,100	379,402
PetroChina Co., Ltd.	5,164,000	3,847,341
Ping An Insurance Group Co. of China, Ltd.	833,000	4,943,873
Ping An Insurance Group Co. of China, Ltd., Class A	465,000	3,219,975
Pop Mart International Group, Ltd.*	7,800	104,822
SF Holding Co., Ltd., Class A	121,800	698,841
Shandong Nanshan Aluminum Co., Ltd., Class A	1,950,800	999,502
SooChow Securities Co., Ltd., Class A	2,655,800	2,921,912
Sunac Services Holdings, Ltd.*	234,000	49,766
Sunny Optical Technology Group Co., Ltd.	35,700	398,929
TAL Education Group ADR†	69,648	899,852
Tencent Holdings, Ltd.	646,700	39,857,007
Tingyi Cayman Islands Holding Corp.	216,000	314,211
Topsports International Holdings, Ltd.*	2,313,000	1,003,068
Uni-President China Holdings, Ltd.	1,511,000	1,589,232
Vipshop Holdings, Ltd. ADR	52,915	831,824
Wuliangye Yibin Co., Ltd., Class A	236,100	4,274,771
Wuxi Biologics Cayman, Inc.*†	56,000	161,794
Xiaomi Corp., Class B*†	1,508,400	10,052,650
XPeng, Inc., Class A†	31,100	336,393
Xtep International Holdings, Ltd.#	529,000	350,157
Yealink Network Technology Corp, Ltd., Class A	83,400	452,098
Youngor Fashion Co., Ltd., Class A	714,400	809,757
Yunnan Baiyao Group Co., Ltd., Class A	151,300	1,147,166
Zhejiang NHU Co., Ltd., Class A	69,400	202,102
Zijin Mining Group Co., Ltd.	752,000	1,414,009
ZTO Express Cayman, Inc.	2,500	48,424
		198,140,448
Greece — 0.6%
Eurobank Ergasias Services & Holdings SA	833,348	2,179,950
National Bank of Greece SA	91,590	852,952
OPAP SA	57,597	1,022,426
		4,055,328

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong — 1.1%
Bosideng International Holdings, Ltd.	1,082,000	$ 528,124
BYD Electronic International Co., Ltd.	14,000	90,423
China Medical System Holdings, Ltd.	1,344,000	1,421,108
China Resources Land, Ltd.	417,500	1,399,763
Geely Automobile Holdings, Ltd.	1,055,000	2,387,502
Lenovo Group, Ltd.	1,036,000	1,546,420
Simcere Pharmaceutical Group, Ltd.*	162,000	165,186
Sinotruk Hong Kong, Ltd.	42,500	113,033
		7,651,559
Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	132,695	984,104
OTP Bank Nyrt	735	45,095
		1,029,199
India — 15.9%
ABB India, Ltd.	7,651	436,374
Adani Wilmar, Ltd.†	355,413	1,006,919
Aditya Birla Sun Life Asset Management Co, Ltd.	17,157	121,184
Ajanta Pharma, Ltd.	34,697	981,324
Apollo Hospitals Enterprise, Ltd.	3,157	219,380
Atul, Ltd.	17,583	1,058,781
Axis Bank, Ltd.	153,287	1,785,374
Bajaj Finance, Ltd.	13,449	1,314,533
Bank of India	97,308	106,794
Bharat Electronics, Ltd.	202,306	576,492
Bharti Airtel, Ltd.	357,340	6,399,324
Blue Star, Ltd.	77,710	1,717,558
Brigade Enterprises, Ltd.	72,321	779,024
Castrol India, Ltd.	450,985	1,100,799
Chambal Fertilisers and Chemicals, Ltd.	475,633	2,923,360
Cipla, Ltd.	68,508	1,100,644
Computer Age Management Services, Ltd.	12,435	450,676
Coromandel International, Ltd.	137,838	2,585,773
Deepak Fertilisers & Petrochemicals Corp., Ltd.	10,124	110,941
Divi's Laboratories, Ltd.	4,178	261,876
Dixon Technologies India, Ltd.	2,390	384,512
DLF, Ltd.	36,377	263,541
Dr Lal PathLabs, Ltd.*	54,641	1,445,440
EID Parry India, Ltd.†	41,190	314,528
Emami, Ltd.	149,716	896,456
Escorts Kubota, Ltd.	8,538	281,516
Firstsource Solutions, Ltd.	90,101	354,725
Fortis Healthcare, Ltd.	226,272	1,574,255
GE Vernova T&D India, Ltd.	69,587	1,066,563
Graphite India, Ltd.	63,219	280,189
Great Eastern Shipping Co., Ltd.	123,994	1,158,094
HCL Technologies, Ltd.	110,201	1,988,734
HDFC Bank, Ltd.	386,355	7,669,391
Hindalco Industries, Ltd.	129,247	938,548
Hindustan Aeronautics, Ltd.	12,072	432,194
Hindustan Unilever, Ltd.	19,797	496,619
Hindustan Zinc, Ltd.	315,755	1,411,835
Hitachi Energy India, Ltd.	4,018	522,860
ICICI Bank, Ltd.	503,996	6,945,864
ICICI Bank, Ltd. ADR	24,663	687,604
IndiaMart InterMesh, Ltd.*	27,504	619,147
Indian Hotels Co., Ltd.	109,707	897,061
Infosys, Ltd.	399,292	7,807,744
Infosys, Ltd. ADR#	109,048	2,191,865
InterGlobe Aviation, Ltd.*†	5,562	285,002
Ipca Laboratories, Ltd.	4,658	71,810
Security Description	Shares or Principal Amount	Value

India (continued)
Jindal Saw, Ltd.	277,722	$ 787,548
Kalpataru Projects International, Ltd.	42,273	420,747
KEC International, Ltd.	115,823	912,882
Kotak Mahindra Bank, Ltd.	55,343	1,204,507
L&T Technology Services, Ltd.*	14,822	765,090
Larsen & Toubro, Ltd.	112,466	4,080,428
Larsen & Toubro, Ltd. GDR	13,357	488,500
LIC Housing Finance, Ltd.	110,288	629,776
Life Insurance Corp. of India	18,496	156,522
Lupin, Ltd.	92,382	2,015,945
Mahindra & Mahindra, Ltd.	64,906	1,925,310
Maruti Suzuki India, Ltd.	3,287	448,889
National Aluminium Co., Ltd.	848,551	1,727,560
NCC, Ltd.	369,958	751,782
Nippon Life India Asset Management, Ltd.*	59,332	348,871
Nuvama Wealth Management, Ltd.	1,129	69,778
Petronet LNG, Ltd.†	243,593	789,544
Power Grid Corp. of India, Ltd.	462,315	1,336,230
PTC India, Ltd.	156,341	252,638
PVR Inox, Ltd.†	25,294	260,739
Redington India, Ltd.	257,572	665,305
Reliance Industries, Ltd.	639,684	8,785,689
Sagility India, Ltd.†	286,144	141,207
Siemens, Ltd.	5,936	314,602
State Bank of India	261,517	2,067,755
Strides Pharma Science, Ltd.	95,566	682,511
Sun Pharmaceutical Industries, Ltd.	199,472	3,625,761
Tata Consultancy Services, Ltd.	100,821	4,019,161
Tata Motors, Ltd.	66,482	474,060
Trent, Ltd.	17,435	963,896
Triveni Turbine, Ltd.	62,386	350,269
Vedanta, Ltd.	219,707	992,813
Vishal Mega Mart, Ltd.†	211,508	242,922
Welspun Corp., Ltd.	49,862	416,736
Wipro, Ltd.	820,215	2,617,271
Wipro, Ltd. ADR	573,464	1,875,227
Zee Entertainment Enterprises, Ltd.	394,916	418,910
		114,050,608
Indonesia — 1.8%
Aneka Tambang Tbk	11,272,500	1,080,044
Astra International Tbk PT	9,054,900	2,479,739
Bank Central Asia Tbk PT	8,348,700	4,248,047
Bank Mandiri Persero Tbk PT	7,687,300	2,146,947
Bank Rakyat Indonesia Persero Tbk PT	12,809,300	2,610,818
		12,565,595
Ireland — 0.9%
PDD Holdings, Inc. ADR†	55,160	6,271,140
Malaysia — 1.4%
IJM Corp. Bhd	1,091,000	516,088
KPJ Healthcare Bhd	2,145,300	1,141,900
Malayan Banking Bhd	2,046,700	4,917,123
Maxis Bhd	744,800	576,967
Public Bank Bhd	2,724,000	2,769,965
		9,922,043
Mauritius — 0.0%
MakeMyTrip, Ltd.†	151	14,535
Mexico — 2.2%
Alsea SAB de CV	291,085	638,138
America Movil SAB de CV#	2,490,737	1,770,442
America Movil SAB de CV ADR	21,652	308,108

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mexico (continued)
Arca Continental SAB de CV#	282,397	$ 2,920,557
Coca-Cola Femsa SAB de CV	139,035	1,236,528
Coca-Cola Femsa SAB de CV ADR	9,535	849,950
Fibra Uno Administracion SA de CV	239,962	261,397
GCC SAB de CV	122,138	1,193,154
Grupo Aeroportuario del Sureste SAB de CV ADR	3,399	920,517
Grupo Aeroportuario del Sureste SAB de CV, Class B	49,180	1,323,534
Grupo Financiero Banorte SAB de CV, Class O	336,043	2,375,877
Orbia Advance Corp SAB de CV#	47,584	32,874
Wal-Mart de Mexico SAB de CV#	785,046	2,088,847
		15,919,923
Philippines — 0.5%
Ayala Land, Inc.	459,900	172,237
BDO Unibank, Inc.	365,080	943,604
International Container Terminal Services, Inc.	274,560	1,654,230
Jollibee Foods Corp.	94,990	420,525
SM Prime Holdings, Inc.	937,800	361,457
		3,552,053
Poland — 0.7%
Bank Polska Kasa Opieki SA	16,697	705,133
CD Projekt SA	7,005	385,123
Orlen SA	57,952	902,494
Powszechna Kasa Oszczednosci Bank Polski SA	76,632	1,309,618
Powszechny Zaklad Ubezpieczen SA	119,902	1,602,770
Santander Bank Polska SA	3,457	445,150
		5,350,288
Qatar — 0.6%
Ooredoo Q.P.S.C.	280,243	958,778
Qatar Electricity & Water Co. QSC	61,338	250,233
Qatar Islamic Bank Q.P.S.C.	75,091	429,801
Qatar National Bank Q.P.S.C.	503,130	2,291,373
		3,930,185
Russia — 0.0%
Gazprom PJSC†(1)(2)	1,262,418	0
Magnitogorsk Iron & Steel Works PJSC†(1)(2)	2,290,683	0
Sberbank of Russia PJSC†(1)(2)	1,300,000	0
Severstal PAO GDR†(1)(2)	75,082	0
		0
Saudi Arabia — 3.8%
ACWA Power Co.	2,029	200,318
Al Babtain Power & Telecommunication Co	33,404	405,846
Al Hammadi Holding	75,568	870,099
Al Rajhi Bank	274,241	7,285,433
Aldrees Petroleum & Transport Services Co.	32,678	1,252,739
Almarai Co. JSC	45,260	683,832
Dr. Sulaiman Al Habib Medical Services Group Co.	1,212	90,731
Etihad Etisalat Co.	51,389	849,149
National Industrialization Co.†	5,812	14,389
Power & Water Utility Co. for Jubail & Yanbu	7,595	98,356
Riyad Bank	178,277	1,398,357
Riyadh Cables Group Co.	15,332	587,256
Saudi Arabian Mining Co.†	83,153	1,008,278
Saudi Awwal Bank	141,948	1,336,314
Saudi Basic Industries Corp.	136,135	2,245,114
Saudi Electricity Co.	401,558	1,778,016
Saudi National Bank	342,845	3,198,885
Saudi Telecom Co.	274,061	3,300,601
Security Description	Shares or Principal Amount	Value

Saudi Arabia (continued)
United Electronics Co.	16,273	$ 423,887
Zamil Industrial Investment Co.†	31,133	287,370
		27,314,970
Singapore — 0.4%
Trip.com Group, Ltd.†	56,750	3,210,144
South Africa — 2.3%
AVI, Ltd.	262,949	1,311,489
Capitec Bank Holdings, Ltd.	24,929	4,096,241
FirstRand, Ltd.	726,575	2,750,083
Gold Fields, Ltd.	66,600	1,183,600
Life Healthcare Group Holdings, Ltd.#	1,244,895	980,105
MTN Group, Ltd.	55,559	351,691
Naspers, Ltd.	12,129	2,891,165
Sanlam, Ltd.	156,878	722,767
Sappi, Ltd.	211,863	462,690
Shoprite Holdings, Ltd.	15,612	229,511
Standard Bank Group, Ltd.	125,747	1,464,955
		16,444,297
South Korea — 9.7%
Alteogen, Inc.†	261	70,021
AMOREPACIFIC Group†	2,779	40,391
Celltrion, Inc.	190	23,952
CJ CheilJedang Corp.	701	113,831
CJ Corp.	12,663	896,519
CJ Logistics Corp.	13,964	898,253
DB HiTek Co., Ltd.†	9,799	291,020
DB Insurance Co., Ltd.	5,667	355,620
DL E&C Co, Ltd.	37,887	1,055,628
E-MART, Inc.	7,885	411,160
GS Engineering & Construction Corp.	107,583	1,297,063
Hana Financial Group, Inc.	23,701	969,246
Hankook Tire & Technology Co., Ltd.†	30,407	789,390
Hanon Systems†	246,540	748,068
Hanwha Aerospace Co., Ltd.	1,711	695,967
Hanwha Corp.	30,440	847,589
HD Hyundai Co., Ltd.	11,674	582,177
HL Mando Co., Ltd.†	5,363	161,854
HMM Co., Ltd.	38,731	519,180
Hugel, Inc.†	2,623	569,388
Hyosung TNC Corp.	1,650	255,136
Hyundai Engineering & Construction Co., Ltd.	26,837	615,811
Hyundai Glovis Co., Ltd.	3,313	294,931
Hyundai Heavy Industries Co., Ltd.	505	102,251
Hyundai Marine & Fire Insurance Co, Ltd.	80,017	1,278,428
Hyundai Mobis Co., Ltd.	9,454	1,587,370
Hyundai Steel Co.	126,113	2,303,792
Kakao Corp.	19,521	576,033
Kakaopay Corp.†	2,473	58,043
KB Financial Group, Inc.	39,367	2,119,708
KB Financial Group, Inc. ADR	4,861	264,050
KCC Corp.	2,727	484,904
Kia Corp.	43,424	2,773,411
KIWOOM Securities Co., Ltd.	4,216	329,793
Korea Electric Power Corp.	25,185	368,158
Korea Gas Corp.	5,497	131,140
Korea Shipbuilding & Offshore Engineering Co., Ltd.	6,317	925,847
Korean Air Lines Co., Ltd.	50,826	821,245
KT Corp.	7	225
KT Corp. ADR	51,918	890,913
KT&G Corp.	6,155	414,038
LG Chem, Ltd.†	2,207	354,875

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
NAVER Corp.	17,687	$ 2,504,809
Pan Ocean Co., Ltd.	514,531	1,332,423
POSCO Holdings, Inc.	6,790	1,258,468
Samsung Biologics Co., Ltd.*†	202	154,237
Samsung E&A Co., Ltd.	51,115	575,140
Samsung Electronics Co., Ltd.	488,000	18,231,777
Samsung Electronics Co., Ltd. GDR	1,752	1,635,620
Samsung Fire & Marine Insurance Co., Ltd.	1,203	315,327
Samsung SDS Co., Ltd.	3,544	298,954
Samsung Securities Co., Ltd.	80,822	2,524,507
Seegene, Inc.	20,391	344,046
Shinhan Financial Group Co., Ltd.	33,751	1,061,120
SK Hynix, Inc.	52,306	7,066,975
SK Telecom Co., Ltd.	46,058	1,763,004
SK Telecom Co., Ltd. ADR#	68,291	1,494,890
SK, Inc.	5,131	506,058
		69,353,774
Taiwan — 18.9%
Accton Technology Corp.	88,000	1,736,340
Acter Group Corp., Ltd.	11,000	141,239
Advantech Co., Ltd.	17,000	209,862
Aerospace Industrial Development Corp.	157,000	211,530
Arcadyan Technology Corp.	213,000	1,212,037
ASE Technology Holding Co., Ltd.	419,000	2,109,991
ASPEED Technology, Inc.	13,000	1,400,009
ASROCK, Inc.	7,000	53,058
Asustek Computer, Inc.	48,000	992,004
Bizlink Holding, Inc.	85,000	1,513,172
Cathay Financial Holding Co., Ltd.	737,000	1,512,218
Chicony Electronics Co., Ltd.	78,000	382,261
China Airlines, Ltd.	352,000	253,763
Chroma ATE, Inc.	199,000	1,984,460
Chunghwa Precision Test Tech Co, Ltd.	7,000	161,972
Compal Electronics, Inc.	262,000	305,612
CTBC Financial Holding Co., Ltd.	2,355,000	2,919,515
Delta Electronics, Inc.	151,000	1,794,174
E.Sun Financial Holding Co., Ltd.	3,266,264	2,897,291
Elan Microelectronics Corp.	28,000	135,375
First Financial Holding Co., Ltd.	348,000	291,906
Formosa Petrochemical Corp.	772,000	896,215
Foxconn Technology Co., Ltd.	112,000	259,654
Fubon Financial Holding Co., Ltd.	998,500	2,792,681
Gemtek Technology Corp.	441,000	436,516
Hon Hai Precision Industry Co., Ltd.	1,018,000	5,233,811
Hu Lane Associate, Inc.	62,000	337,628
Hua Nan Financial Holdings Co., Ltd.	280,000	236,870
KGI Financial Holding Co., Ltd.	914,000	499,396
King Yuan Electronics Co., Ltd.	92,000	292,823
Makalot Industrial Co, Ltd.	60,000	688,305
MediaTek, Inc.	218,000	9,949,388
Minth Group, Ltd.†	350,000	913,754
Novatek Microelectronics Corp.	12,000	198,468
Pegatron Corp.	426,000	1,218,081
Pixart Imaging, Inc.	41,000	332,326
Posiflex Technology, Inc.	39,000	354,417
Pou Chen Corp.	71,000	82,986
Primax Electronics, Ltd.	862,000	2,229,589
Quanta Computer, Inc.	255,000	1,884,836
Realtek Semiconductor Corp.	90,000	1,488,566
Sercomm Corp.	111,000	455,925
Simplo Technology Co., Ltd.	72,000	816,183
Security Description	Shares or Principal Amount	Value

Taiwan (continued)
Sinbon Electronics Co., Ltd.	84,000	$ 764,984
TA Chen Stainless Pipe	399,000	593,420
Taishin Financial Holding Co., Ltd.	2,551,000	1,351,224
Taiwan Semiconductor Manufacturing Co., Ltd.	2,301,000	70,669,598
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	7,279	1,314,078
Taiwan Surface Mounting Technology Corp.	42,000	140,848
Uni-President Enterprises Corp.	1,278,000	3,147,251
United Integrated Services Co, Ltd.	6,000	78,277
Voltronic Power Technology Corp.	6,000	293,369
Wistron Corp.	155,000	517,200
Wistron NeWeb Corp.	279,000	1,241,849
Yuanta Financial Holding Co., Ltd.	1,238,000	1,379,933
		135,308,238
Thailand — 1.9%
Advanced Info Service PCL NVDR	327,700	2,658,299
Bangkok Bank PCL NVDR	193,600	859,315
Carabao Group PCL NVDR	714,500	1,413,939
CP ALL PCL NVDR	3,030,100	4,822,397
Minor International PCL NVDR	591,400	502,408
PTT Exploration & Production PCL NVDR	680,300	2,170,573
Thai Union Group PCL NVDR	3,216,600	1,075,608
		13,502,539
Turkey — 0.6%
Arcelik AS†	218,959	766,412
Enka Insaat ve Sanayi AS	95,645	127,749
KOC Holding AS	23,160	97,178
Migros Ticaret AS	119,593	1,845,435
TAV Havalimanlari Holding AS†	152,642	1,044,594
Turk Hava Yollari AO†	33,079	279,828
Turkiye Garanti Bankasi AS	54,427	192,329
		4,353,525
United Arab Emirates — 1.2%
Abu Dhabi Commercial Bank PJSC	949,884	2,959,199
Emaar Properties PJSC	791,818	2,920,086
Emirates Telecommunications Group Co. PJSC	79,791	362,544
First Abu Dhabi Bank PJSC	656,569	2,546,301
		8,788,130
United Kingdom — 0.2%
Anglogold Ashanti PLC	52,315	1,486,278
United States — 0.6%
BeiGene, Ltd.†	76,100	1,619,873
BeiGene, Ltd. ADR†	1,056	287,021
Coupang, Inc.†	21,433	507,962
Parade Technologies, Ltd.	14,000	285,856
Yum China Holdings, Inc.	28,942	1,430,024
		4,130,736
Total Long-Term Investment Securities (cost $682,582,570)		698,802,851
SHORT-TERM INVESTMENTS — 1.3%
Unaffiliated Investment Companies — 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.31%(3)	9,248,371	9,248,371

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Unaffiliated Investment Companies (continued)
State Street Navigator Securities Lending Government Money Market Portfolio 4.36%(3)(4)	178,660	$ 178,660
Total Short-Term Investments (cost $9,427,031)		9,427,031
TOTAL INVESTMENTS (cost $692,009,601)	98.9%	708,229,882
Other assets less liabilities	1.1	7,713,199
NET ASSETS	100.0%	$715,943,081
#	The security or a portion thereof is out on loan.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Emerging Economies Fund has no right to demand registration of these securities. At February 28, 2025, the aggregate value of these securities was $29,836,683 representing 4.2% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2025, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Gazprom PJSC	06/10/2021	1,262,418	$4,856,005	$0	$0.00	0.0%
Magnitogorsk Iron & Steel Works PJSC
	12/14/2020	6,702	4,530
	12/16/2020	187,873	134,493
	02/10/2021	2,096,108	1,468,240
		2,290,683	1,607,263	0	0.00	0.0
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
Sberbank of Russia PJSC
	11/12/2020	664,800	$2,189,656
	11/20/2020	136,860	443,444
	12/14/2020	29,992	120,624
	12/16/2020	137,196	538,640
	11/24/2021	331,152	1,424,053
		1,300,000	4,716,417	$0	$0.00	0.0%
Severstal PAO GDR
	10/30/2020	51,320	695,308
	11/20/2020	10,696	154,403
	12/14/2020	2,344	39,368
	12/16/2020	10,722	184,609
		75,082	1,073,688	0	0.00	0.0
				$0		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.
(3)	The rate shown is the 7-day yield as of February 28, 2025.
(4)	At February 28, 2025, the Fund had loaned securities with a total value of $7,185,960. This was secured by collateral of $178,660, which was received in cash and subsequently invested in short-term investments currently valued at $178,660 as reported in the Portfolio of Investments. Additional collateral of $7,440,076 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2025
United States Treasury Bills	0.00%	03/20/2025 to 12/26/2025	$59,332
United States Treasury Notes/Bonds	0.13% to 4.88%	04/30/2025 to 11/15/2054	7,380,744
ADR—American Depositary Receipt
GDR—Global Depositary Receipt
NVDR—Non-Voting Depositary Receipt
QSC—Qatar Shareholding Company

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
239	Long	MSCI Emerging Markets Index	March 2025	$13,378,178	$13,103,175	$(275,003)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Industry Allocation*
Semiconductors	15.9%
Banks	15.8
Internet	14.6
Telecommunications	5.2
Diversified Financial Services	4.9
Computers	4.5
Oil & Gas	3.6
Insurance	2.9
Auto Manufacturers	2.9

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Industry Allocation*(continued)
Retail	2.8%
Engineering & Construction	2.2
Beverages	1.8
Chemicals	1.7
Pharmaceuticals	1.7
Electronics	1.6
Mining	1.5
Real Estate	1.4
Food	1.3
Short-Term Investments	1.3
Iron/Steel	1.1
Software	1.1
Healthcare-Services	0.9
Electric	0.9
Transportation	0.8
Home Furnishings	0.8
Biotechnology	0.8
Auto Parts & Equipment	0.7
Building Materials	0.5
Electrical Components & Equipment	0.5
Commercial Services	0.4
Aerospace/Defense	0.3
Holding Companies-Diversified	0.3
Gas	0.2
Healthcare-Products	0.2
Lodging	0.2
Entertainment	0.2
Metal Fabricate/Hardware	0.2
Forest Products & Paper	0.2
Airlines	0.1
Shipbuilding	0.1
Distribution/Wholesale	0.1
Pipelines	0.1
Apparel	0.1
Miscellaneous Manufacturing	0.1
Agriculture	0.1
Household Products/Wares	0.1
Water	0.1
Media	0.1
98.9%
*	Calculated as a percentage of net assets

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Brazil	$28,241,736	$—	$—	$28,241,736
Chile	4,215,580	—	—	4,215,580
China	4,821,410	193,319,038	—	198,140,448
Hong Kong	165,186	7,486,373	—	7,651,559
India	5,225,950	108,824,658	—	114,050,608
Ireland	6,271,140	—	—	6,271,140
Mauritius	14,535	—	—	14,535
Mexico	15,919,923	—	—	15,919,923
Russia	—	—	0	0
South Korea	2,942,847	66,410,927	—	69,353,774
Taiwan	1,314,078	133,994,160	—	135,308,238
United States	2,225,007	1,905,729	—	4,130,736
Other Countries	—	115,504,574	—	115,504,574
Short-Term Investments	9,427,031	—	—	9,427,031
Total Investments at Value	$80,784,423	$627,445,459	$0	$708,229,882
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$275,003	$—	$—	$275,003
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Global Real Estate Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.1%
Australia — 5.2%
Charter Hall Group	146,553	$ 1,561,271
Goodman Group	289,725	5,712,169
National Storage REIT	2,879,199	3,865,831
NEXTDC, Ltd.#†	143,223	1,211,266
Scentre Group	3,741,184	7,850,417
		20,200,954
Belgium — 1.0%
Aedifica SA	36,930	2,381,059
Warehouses De Pauw CVA	77,197	1,679,745
		4,060,804
Canada — 3.0%
Canadian Apartment Properties REIT	199,269	5,554,877
Chartwell Retirement Residences(1)	190,300	2,209,808
First Capital Real Estate Investment Trust	225,270	2,573,847
Granite Real Estate Investment Trust	32,100	1,476,811
		11,815,343
France — 1.0%
Klepierre SA	125,255	3,992,170
Germany — 2.5%
Vonovia SE	318,016	9,886,357
Guernsey — 0.6%
Shurgard Self Storage, Ltd.	67,008	2,442,946
Hong Kong — 0.9%
Swire Properties, Ltd.	1,741,101	3,453,622
Japan — 7.2%
Comforia Residential REIT, Inc.	904	1,614,619
Japan Hotel REIT Investment Corp.	7,044	3,261,646
Japan Metropolitan Fund Investment Corp.#	4,475	2,747,490
KDX Realty Investment Corp.	1,133	1,205,493
Mitsubishi Estate Co., Ltd.	391,837	5,770,226
Mitsui Fudosan Co., Ltd.	1,206,035	10,513,121
Mitsui Fudosan Logistics Park, Inc.	3,154	2,161,125
Star Asia Investment Corp.	2,406	834,732
		28,108,452
Singapore — 2.0%
CapitaLand Ascendas REIT	2,069,600	3,952,860
CapitaLand India Trust(1)	4,135,208	2,938,824
Parkway Life Real Estate Investment Trust	311,500	875,007
		7,766,691
Spain — 2.1%
Cellnex Telecom SA*	70,296	2,524,871
Merlin Properties Socimi SA	523,193	5,678,015
		8,202,886
SupraNational — 0.3%
Unibail-Rodamco-Westfield	12,534	1,060,982
Sweden — 0.6%
Castellum AB†	102,492	1,143,112
Catena AB	32,685	1,362,529
		2,505,641
United Kingdom — 6.5%
Big Yellow Group PLC	162,923	1,905,737
British Land Co. PLC	343,330	1,558,068
Derwent London PLC	126,394	2,930,285
Grainger PLC	771,285	2,031,754
Security Description	Shares or Principal Amount	Value

United Kingdom (continued)
Helios Towers PLC†	1,412,135	$ 1,734,362
Safestore Holdings PLC	121,505	928,309
Segro PLC	246,222	2,182,772
Shaftesbury Capital PLC	920,610	1,432,699
Tritax Big Box REIT PLC	2,462,750	4,569,642
UNITE Group PLC	562,668	5,917,025
		25,190,653
United States — 66.2%
American Homes 4 Rent, Class A	301,101	11,143,748
American Tower Corp.	29,345	6,033,919
Americold Realty Trust, Inc.	148,023	3,394,167
AvalonBay Communities, Inc.	40,919	9,255,059
Brixmor Property Group, Inc.	195,401	5,463,412
BXP, Inc.	86,982	6,169,633
Cousins Properties, Inc.	68,700	2,083,671
CubeSmart	101,770	4,201,066
Digital Realty Trust, Inc.	97,311	15,211,655
DigitalBridge Group, Inc.	32,970	374,869
Douglas Emmett, Inc.	67,339	1,164,965
Equinix, Inc.	24,264	21,949,700
Equity LifeStyle Properties, Inc.	125,009	8,573,117
Essential Properties Realty Trust, Inc.	79,500	2,601,240
Essex Property Trust, Inc.	28,633	8,921,184
Extra Space Storage, Inc.	31,504	4,806,250
Farmland Partners, Inc.#	50,161	588,389
Federal Realty Investment Trust	35,004	3,690,122
Healthcare Realty Trust, Inc.	155,419	2,662,327
Highwoods Properties, Inc.#	89,994	2,621,525
Host Hotels & Resorts, Inc.	127,680	2,059,478
Iron Mountain, Inc.	53,915	5,023,261
Kimco Realty Corp.	182,181	4,026,200
Lamar Advertising Co., Class A	18,432	2,289,807
Mid-America Apartment Communities, Inc.	48,961	8,231,323
NNN REIT, Inc.	66,522	2,823,859
Phillips Edison & Co., Inc.	80,775	3,004,830
Prologis, Inc.	244,592	30,309,841
Public Storage	19,335	5,870,493
Rexford Industrial Realty, Inc.	176,781	7,304,591
Ryman Hospitality Properties, Inc.	56,390	5,576,407
SBA Communications Corp.	11,970	2,608,263
Simon Property Group, Inc.	67,254	12,515,297
Sun Communities, Inc.	34,110	4,644,076
Sunstone Hotel Investors, Inc.	78,114	818,635
Ventas, Inc.	227,076	15,709,118
Vornado Realty Trust	66,805	2,808,482
Welltower, Inc.	124,925	19,177,237
Weyerhaeuser Co.	105,012	3,160,861
		258,872,077
Total Long-Term Investment Securities (cost $370,542,380)		387,559,578
SHORT-TERM INVESTMENTS — 0.8%
U.S. Government Agency — 0.7%
Federal Home Loan Bank 4.14%, 03/03/2025	$2,942,000	2,940,970

VALIC Company I Global Real Estate Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Unaffiliated Investment Companies — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio 4.36%(2)(3)	272,130	$ 272,130
Total Short-Term Investments (cost $3,213,453)		3,213,100
TOTAL INVESTMENTS (cost $373,755,833)	99.9%	390,772,678
Other assets less liabilities	0.1	283,690
NET ASSETS	100.0%	$391,056,368
#	The security or a portion thereof is out on loan.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Global Real Estate Fund has no right to demand registration of these securities. At February 28, 2025, the aggregate value of these securities was $2,524,871 representing 0.6% of net assets.
(1)	Consists of more than one type of securities traded together as a unit.
(2)	The rate shown is the 7-day yield as of February 28, 2025.
(3)	At February 28, 2025, the Fund had loaned securities with a total value of $4,123,692. This was secured by collateral of $272,130, which was received in cash and subsequently invested in short-term investments currently valued at $272,130 as reported in the Portfolio of Investments. Additional collateral of $4,086,387 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2025
Federal Farm Credit Bank	0.55% to 0.78%	06/16/2025 to 09/16/2025	$711
Federal Home Loan Bank	0.55% to 1.10%	05/23/2025 to 08/20/2026	3,631
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	354
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	1,939
United States Treasury Notes/Bonds	0.00% to 5.00%	11/15/2025 to 08/15/2054	4,079,752
CVA—Certification Van Aandelen (Dutch Cert.)

Industry Allocation*
Diversified REITS	18.9%
Warehouse/Industrial REITS	14.3
Apartment REITS	12.9
Health Care REITS	10.4
Real Estate	10.1
Shopping Centers REITS	7.7
Storage REITS	6.8
Regional Malls REITS	4.2
Office Property REITS	4.1
Manufactured Homes REITS	3.4
Hotel REITS	2.9
Single Tenant REITS	1.4
Engineering & Construction	1.0
Short-Term Investments	0.8
Healthcare-Services	0.6
Telecommunications	0.4
99.9%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Canada	$11,815,343	$—	$—	$11,815,343
United States	258,872,077	—	—	258,872,077
Other Countries	—	116,872,158	—	116,872,158
Short-Term Investments:
U.S. Government Agency	—	2,940,970	—	2,940,970
Other Short-Term Investments	272,130	—	—	272,130
Total Investments at Value	$270,959,550	$119,813,128	$—	$390,772,678
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 59.2%
Australia — 0.6%
Aristocrat Leisure, Ltd.	5,342	$ 239,519
BHP Group, Ltd. (ASX)	9,652	234,137
Brambles, Ltd.	14,236	185,741
Cochlear, Ltd.	813	130,777
Fortescue, Ltd.#	28,479	293,158
Pro Medicus, Ltd.	876	139,578
Qantas Airways, Ltd.†	12,460	74,178
		1,297,088
Austria — 0.1%
Erste Group Bank AG	3,504	235,175
Belgium — 0.1%
KBC Group NV	1,766	154,184
UCB SA	585	111,229
		265,413
Bermuda — 0.1%
Arch Capital Group, Ltd.	1,405	130,539
Brazil — 0.9%
AMBEV SA	46,800	97,135
B3 SA - Brasil Bolsa Balcao	71,200	125,768
Itausa SA (Preference Shares)	67,959	101,460
JBS SA	12,500	65,795
Petroleo Brasileiro SA	63,500	421,165
Petroleo Brasileiro SA (Preference Shares)	62,200	379,582
Vale SA	60,000	562,024
WEG SA	13,700	112,669
		1,865,598
Canada — 1.1%
Agnico Eagle Mines, Ltd.	1,500	144,500
ARC Resources, Ltd.	8,700	160,680
Barrick Gold Corp.	7,500	133,022
Canadian Imperial Bank of Commerce#	2,100	127,256
CGI, Inc.	1,200	124,392
Dollarama, Inc.#	1,400	145,956
Fairfax Financial Holdings, Ltd.	300	431,318
George Weston, Ltd.	900	143,963
Great-West Lifeco, Inc.	4,300	159,725
iA Financial Corp., Inc.#	1,400	131,325
Imperial Oil, Ltd.#	1,500	101,700
Kinross Gold Corp.	13,600	145,706
Loblaw Cos., Ltd.#	1,300	170,215
Manulife Financial Corp.#	3,600	112,124
Royal Bank of Canada	1,100	130,000
Suncor Energy, Inc.#	3,700	141,581
		2,503,463
Cayman Islands — 0.1%
China Hongqiao Group, Ltd.	46,500	74,289
Qifu Technology, Inc. ADR	1,900	76,152
		150,441
China — 2.6%
Agricultural Bank of China, Ltd.	354,000	210,395
Alibaba Group Holding, Ltd.	12,900	213,636
Baidu, Inc., Class A†	12,550	135,452
Bank of China, Ltd.	361,000	204,750
China CITIC Bank Corp., Ltd.	148,000	108,837
China Construction Bank Corp.	1,537,000	1,304,443
China Life Insurance Co., Ltd.	67,000	129,018
China Merchants Bank Co., Ltd.	29,500	172,927
Security Description	Shares or Principal Amount	Value

China (continued)
Contemporary Amperex Technology Co., Ltd., Class A	3,600	$ 131,134
Industrial & Commercial Bank of China, Ltd.	1,176,000	833,078
JD.com, Inc., Class A	11,550	241,607
Kuaishou Technology*†	40,800	266,542
Kweichow Moutai Co., Ltd., Class A	500	102,973
NetEase, Inc.	31,700	634,169
PetroChina Co., Ltd.	354,000	263,741
PICC Property & Casualty Co., Ltd.	86,000	140,919
Ping An Insurance Group Co. of China, Ltd.	91,500	543,055
Vipshop Holdings, Ltd. ADR	5,470	85,988
		5,722,664
Denmark — 0.3%
Genmab A/S†	659	149,091
Novo Nordisk A/S, Class B	3,483	315,744
Pandora A/S	717	126,952
		591,787
Finland — 0.2%
Nokia Oyj	37,477	181,222
Wartsila OYJ Abp	8,961	171,217
		352,439
France — 1.1%
Air Liquide SA	864	159,187
BNP Paribas SA	1,844	138,856
Cie de Saint-Gobain SA	2,023	205,185
Cie Generale des Etablissements Michelin SCA	3,809	135,896
Credit Agricole SA	10,576	175,774
Engie SA	31,455	563,828
EssilorLuxottica SA	671	199,475
Hermes International S.C.A.	65	186,264
L'Oreal SA	303	110,938
Orange SA	10,362	124,070
Publicis Groupe SA	45	4,492
Sanofi SA	1,197	130,341
Schneider Electric SE	422	104,224
TotalEnergies SE	1,973	118,893
		2,357,423
Germany — 1.1%
Allianz SE	563	193,422
Bayer AG	4,731	111,538
Beiersdorf AG	145	19,941
Deutsche Bank AG	11,579	249,096
Deutsche Boerse AG	658	171,717
Deutsche Post AG	2,980	116,507
Deutsche Telekom AG	5,854	211,403
GEA Group AG	2,629	152,008
Heidelberg Materials AG	2,547	385,119
Henkel AG & Co. KGaA	1,807	138,120
MTU Aero Engines AG	414	143,452
Muenchener Rueckversicherungs-Gesellschaft AG	208	117,979
Siemens Energy AG†	2,796	159,613
Volkswagen AG (Preference Shares)	1,297	139,844
		2,309,759
Hong Kong — 0.4%
China Resources Land, Ltd.	40,500	135,785
CK Asset Holdings, Ltd.	32,500	141,574
CK Hutchison Holdings, Ltd.	22,000	110,047
CLP Holdings, Ltd.	16,000	132,680
Geely Automobile Holdings, Ltd.	74,000	167,465

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Sun Hung Kai Properties, Ltd.	14,000	$ 130,839
WH Group, Ltd.*	137,000	111,758
		930,148
Hungary — 0.1%
OTP Bank Nyrt	4,121	252,838
India — 0.8%
Cipla, Ltd.	8,275	132,945
Coal India, Ltd.	25,986	109,961
Dr. Reddy's Laboratories, Ltd.	659	8,415
HCL Technologies, Ltd.	7,836	141,412
Hindalco Industries, Ltd.	17,150	124,537
Infosys, Ltd.	6,219	121,606
NTPC, Ltd.	30,946	110,133
Oil & Natural Gas Corp., Ltd.	56,812	146,748
Power Grid Corp. of India, Ltd.	81,135	234,505
Shriram Finance, Ltd.	18,095	128,308
Sun Pharmaceutical Industries, Ltd.	7,264	132,036
Tata Consultancy Services, Ltd.	4,573	182,300
Tata Motors, Ltd.	11,915	84,962
Trent, Ltd.	2,202	121,738
		1,779,606
Indonesia — 0.0%
Astra International Tbk PT	339,000	92,837
Ireland — 0.6%
CRH PLC	1,500	153,780
Eaton Corp. PLC	400	117,328
Linde PLC	300	140,115
Medtronic PLC	1,600	147,232
PDD Holdings, Inc. ADR†	4,100	466,129
TE Connectivity PLC	701	107,975
Trane Technologies PLC	300	106,110
		1,238,669
Israel — 0.3%
Bank Leumi Le-Israel BM	12,372	164,317
Check Point Software Technologies, Ltd.†	1,513	333,253
Nice, Ltd.†	797	112,004
		609,574
Italy — 1.0%
Banco BPM SpA	12,498	124,872
Enel SpA	19,638	144,133
Generali#	5,412	178,746
Intesa Sanpaolo SpA	31,991	157,000
Leonardo SpA	5,511	229,151
Prysmian SpA	1,948	116,589
UniCredit SpA	23,553	1,240,872
		2,191,363
Japan — 3.2%
Advantest Corp.	2,400	134,554
Asahi Group Holdings, Ltd.	9,900	122,675
Asahi Kasei Corp.	19,400	132,415
Asics Corp.	8,300	184,425
Bandai Namco Holdings, Inc.	6,600	220,502
Canon, Inc.#	4,600	155,908
Central Japan Railway Co.	8,300	164,079
Chugai Pharmaceutical Co., Ltd.	3,500	174,831
Daiwa House Industry Co., Ltd.	5,100	168,255
ENEOS Holdings, Inc.	26,200	140,282
Security Description	Shares or Principal Amount	Value

Japan (continued)
Fujikura, Ltd.	3,300	$ 136,740
Fujitsu, Ltd.	6,500	125,900
Hoya Corp.	1,200	140,970
Inpex Corp.	8,900	112,748
Kao Corp.	3,100	134,208
Kirin Holdings Co., Ltd.	8,000	107,767
Komatsu, Ltd.	4,900	146,522
Konami Group Corp.	1,700	208,075
Marubeni Corp.	8,100	127,561
Mitsubishi Electric Corp.	12,600	195,254
Mitsubishi Heavy Industries, Ltd.	9,100	121,750
MS&AD Insurance Group Holdings, Inc.	6,400	134,449
NEC Corp.	4,100	398,788
Nippon Steel Corp.	6,600	146,457
Nitto Denko Corp.	12,500	246,163
Nomura Holdings, Inc.	25,600	166,794
Olympus Corp.	8,300	113,652
Otsuka Holdings Co., Ltd.	3,400	166,485
Panasonic Holdings Corp.	14,500	181,829
Recruit Holdings Co., Ltd.	12,800	759,007
Shin-Etsu Chemical Co., Ltd.	4,500	135,863
Shionogi & Co., Ltd.	8,400	125,671
Sompo Holdings, Inc.	6,400	190,957
Subaru Corp.#	7,000	129,741
Sumitomo Corp.	6,800	152,790
Sysmex Corp.	7,100	128,809
TDK Corp.	11,500	123,317
Tokyo Electron, Ltd.	800	119,786
Tokyo Gas Co., Ltd.#	4,700	147,889
Toray Industries, Inc.	23,100	153,995
Toyota Tsusho Corp.	6,600	110,617
		6,988,480
Liberia — 0.1%
Royal Caribbean Cruises, Ltd.	675	166,118
Luxembourg — 0.1%
Spotify Technology SA†	288	175,107
Tenaris SA	6,795	127,697
		302,804
Malaysia — 0.1%
Malayan Banking Bhd	17,300	41,563
Tenaga Nasional Bhd	47,600	145,241
		186,804
Mexico — 0.0%
Grupo Mexico SAB de CV, Class B	26,200	123,263
Netherlands — 0.5%
AerCap Holdings NV	1,450	149,495
EXOR NV	1,709	167,583
Koninklijke Ahold Delhaize NV	12,509	441,372
Koninklijke KPN NV	36,296	138,588
Wolters Kluwer NV	834	128,005
		1,025,043
New Zealand — 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	5,356	102,515
Norway — 0.2%
Equinor ASA	13,256	307,971
Kongsberg Gruppen ASA	1,398	169,659
		477,630

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Poland — 0.0%
Orlen SA	5,125	$ 79,812
Qatar — 0.1%
Qatar National Bank Q.P.S.C.	28,770	131,025
Russia — 0.0%
MMC Norilsk Nickel PJSC†(1)(2)	56,300	0
Saudi Arabia — 0.1%
Saudi Arabian Oil Co.*	17,824	128,688
Saudi Telecom Co.	12,113	145,881
		274,569
Singapore — 0.2%
DBS Group Holdings, Ltd.	5,300	180,440
Singapore Exchange, Ltd.	14,800	147,301
Yangzijiang Shipbuilding Holdings, Ltd.	42,600	75,025
		402,766
South Africa — 0.1%
FirstRand, Ltd.	34,869	131,979
Gold Fields, Ltd.	8,517	151,362
		283,341
South Korea — 1.2%
Hana Financial Group, Inc.	5,452	222,958
Hyundai Mobis Co., Ltd.	1,196	200,814
KB Financial Group, Inc.	2,491	134,128
Kia Corp.	4,010	256,111
Samsung Electronics Co., Ltd.	3,604	134,646
Samsung Electronics Co., Ltd. (Preference Shares)	5,619	172,180
Shinhan Financial Group Co., Ltd.	7,556	237,558
SK Hynix, Inc.	9,137	1,234,485
		2,592,880
Spain — 0.7%
ACS Actividades de Construccion y Servicios SA	3,080	166,200
Aena SME SA*	869	194,287
Banco Bilbao Vizcaya Argentaria SA	13,293	176,340
CaixaBank SA	22,924	159,109
Iberdrola SA	10,822	156,595
Industria de Diseno Textil SA	10,652	579,490
Repsol SA	10,973	141,035
		1,573,056
Sweden — 0.6%
Atlas Copco AB, Class B	10,407	156,281
Investor AB, Class A	4,897	146,311
Investor AB, Class B	19,262	576,081
Telefonaktiebolaget LM Ericsson, Class B	16,759	137,816
Volvo AB, Class B	6,371	198,059
		1,214,548
Switzerland — 1.7%
ABB, Ltd.	3,153	171,091
Bunge Global SA	1,485	110,172
Garmin, Ltd.	743	170,095
Geberit AG	218	128,067
Givaudan SA	29	130,659
Holcim AG	1,706	188,082
Novartis AG	7,633	831,696
Partners Group Holding AG	109	160,490
Roche Holding AG	2,850	949,245
Roche Holding AG (BR)	418	147,061
Schindler Holding AG (Participation Certificate)	578	176,854
Security Description	Shares or Principal Amount	Value

Switzerland (continued)
SGS SA	1,197	$ 122,704
Sonova Holding AG	462	148,420
Zurich Insurance Group AG	281	185,790
		3,620,426
Taiwan — 2.5%
ASE Technology Holding Co., Ltd.	28,000	141,002
Asustek Computer, Inc.	9,000	186,001
Cathay Financial Holding Co., Ltd.	67,000	137,474
Evergreen Marine Corp. Taiwan, Ltd.	17,000	110,743
Fubon Financial Holding Co., Ltd.	47,000	131,453
Hon Hai Precision Industry Co., Ltd.	188,000	966,559
MediaTek, Inc.	23,000	1,049,706
Novatek Microelectronics Corp.	6,000	99,234
Taiwan Semiconductor Manufacturing Co., Ltd.	80,000	2,457,005
United Microelectronics Corp.	195,000	257,610
		5,536,787
Thailand — 0.1%
Advanced Info Service PCL	16,400	131,978
Turkey — 0.0%
Turk Hava Yollari AO†	9,103	77,006
United Arab Emirates — 0.3%
Aldar Properties PJSC	61,701	150,031
Emaar Properties PJSC	109,592	404,156
Emirates NBD Bank PJSC	24,165	145,091
		699,278
United Kingdom — 2.6%
3i Group PLC	16,139	806,145
Anglogold Ashanti PLC	5,351	152,023
Associated British Foods PLC	6,702	160,033
Auto Trader Group PLC*	13,909	135,791
BAE Systems PLC	8,095	145,904
Barclays PLC	62,992	249,806
BT Group PLC#	121,566	245,370
Centrica PLC	109,550	206,488
Compass Group PLC	3,993	139,831
GSK PLC	7,276	135,009
HSBC Holdings PLC	15,337	180,748
Imperial Brands PLC	9,978	351,081
InterContinental Hotels Group PLC	1,007	126,020
Marks & Spencer Group PLC	32,144	143,839
NatWest Group PLC	120,797	731,911
Next PLC	2,264	286,385
RELX PLC	1,751	84,363
Rolls-Royce Holdings PLC†	21,115	198,387
Royalty Pharma PLC, Class A	5,136	172,775
Sage Group PLC	8,207	132,172
SSE PLC	5,532	106,641
Standard Chartered PLC	15,261	245,385
Tesco PLC	35,451	169,956
Unilever PLC	2,449	138,568
Vodafone Group PLC	134,231	118,126
		5,562,757
United States — 33.3%
A.O. Smith Corp.	1,929	128,240
Abbott Laboratories	1,092	150,707
AbbVie, Inc.	4,883	1,020,693
Adobe, Inc.†	283	124,112
Aflac, Inc.	1,304	142,749
Agilent Technologies, Inc.	1,008	128,943

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Akamai Technologies, Inc.†	1,085	$ 87,538
Alphabet, Inc., Class A	12,230	2,082,524
Alphabet, Inc., Class C	13,619	2,345,464
Altria Group, Inc.	11,989	669,586
Amazon.com, Inc.†	12,754	2,707,419
American Express Co.	783	235,652
Ameriprise Financial, Inc.	517	277,784
Amgen, Inc.	450	138,627
Amphenol Corp., Class A	73	4,862
Apple, Inc.	22,514	5,444,786
Applied Materials, Inc.	762	120,449
AppLovin Corp., Class A†	2,302	749,853
Arista Networks, Inc.†	917	85,327
AT&T, Inc.	7,738	212,099
Automatic Data Processing, Inc.	456	143,722
AutoZone, Inc.†	44	153,692
AvalonBay Communities, Inc.	725	163,980
Bank of New York Mellon Corp.	12,231	1,087,947
Berkshire Hathaway, Inc., Class B†	239	122,805
Best Buy Co., Inc.	1,683	151,319
Booking Holdings, Inc.	276	1,384,419
Boston Scientific Corp.†	1,371	142,296
Broadcom, Inc.	3,942	786,153
Broadridge Financial Solutions, Inc.	658	158,723
Builders FirstSource, Inc.†	752	104,520
Cardinal Health, Inc.	684	88,564
Carlisle Cos., Inc.	355	120,970
Caterpillar, Inc.	442	152,026
Cboe Global Markets, Inc.	217	45,744
Cencora, Inc.	617	156,434
Centene Corp.†	2,116	123,067
CF Industries Holdings, Inc.	2,611	211,543
Chipotle Mexican Grill, Inc.†	2,289	123,537
Cintas Corp.	5,684	1,179,430
Cisco Systems, Inc.	2,043	130,977
Clorox Co.	830	129,804
Cognizant Technology Solutions Corp., Class A	2,147	178,910
Colgate-Palmolive Co.	12,548	1,144,001
Comcast Corp., Class A	3,700	132,756
Corpay, Inc.†	515	189,031
CSX Corp.	3,497	111,939
Cummins, Inc.	369	135,858
Deckers Outdoor Corp.†	2,241	312,306
Devon Energy Corp.	2,941	106,523
Dick's Sporting Goods, Inc.	668	150,367
DocuSign, Inc.†	3,747	311,638
Domino's Pizza, Inc.	325	159,156
Eastman Chemical Co.	1,416	138,556
eBay, Inc.	1,303	84,356
Electronic Arts, Inc.	1,028	132,735
EMCOR Group, Inc.	280	114,495
Entergy Corp.	1,718	149,999
EOG Resources, Inc.	1,951	247,660
Equinix, Inc.	163	147,453
Equity LifeStyle Properties, Inc.	1,741	119,398
Erie Indemnity Co., Class A	396	169,516
Expedia Group, Inc.†	437	86,509
F5, Inc.†	376	109,954
FactSet Research Systems, Inc.	267	123,285
Fair Isaac Corp.†	413	779,063
Fastenal Co.	1,827	138,359
FedEx Corp.	527	138,548
Security Description	Shares or Principal Amount	Value

United States (continued)
Fortinet, Inc.†	1,765	$ 190,638
Fox Corp., Class A	3,855	222,048
Gaming & Leisure Properties, Inc.	2,586	129,688
Gartner, Inc.†	286	142,520
Gen Digital, Inc.	5,716	156,218
General Electric Co.	846	175,105
General Motors Co.	18,628	915,194
Gilead Sciences, Inc.	15,532	1,775,463
GoDaddy, Inc., Class A†	1,047	187,936
Goldman Sachs Group, Inc.	260	161,795
Hartford Financial Services Group, Inc.	956	113,076
HCA Healthcare, Inc.	1,151	352,551
Hewlett Packard Enterprise Co.	7,293	144,474
Hologic, Inc.†	1,588	100,663
Home Depot, Inc.	363	143,966
Howmet Aerospace, Inc.	1,162	158,729
Hubbell, Inc.	184	68,373
IDEXX Laboratories, Inc.†	248	108,403
Illinois Tool Works, Inc.	572	150,997
International Business Machines Corp.	669	168,882
Intuit, Inc.	207	127,065
Intuitive Surgical, Inc.†	262	150,165
Johnson & Johnson	791	130,531
Kellanova	1,021	84,641
Kimberly-Clark Corp.	909	129,087
KLA Corp.	212	150,274
Kroger Co.	10,172	659,349
Lam Research Corp.	1,490	114,343
Leidos Holdings, Inc.	956	124,251
Lennox International, Inc.	532	319,759
LKQ Corp.	3,053	128,806
Lockheed Martin Corp.	222	99,982
Lowe's Cos., Inc.	606	150,676
LPL Financial Holdings, Inc.	254	94,422
Lululemon Athletica, Inc.†	405	148,072
Manhattan Associates, Inc.†	1,099	194,391
Marsh & McLennan Cos., Inc.	716	170,293
Masco Corp.	3,861	290,270
Mastercard, Inc., Class A	2,751	1,585,429
MercadoLibre, Inc.†	79	167,628
Merck & Co., Inc.	1,202	110,884
Meta Platforms, Inc., Class A	5,388	3,600,262
Mettler-Toledo International, Inc.†	351	446,725
Microsoft Corp.	9,761	3,875,019
Mid-America Apartment Communities, Inc.	929	156,183
Molina Healthcare, Inc.†	404	121,652
Molson Coors Beverage Co., Class B	2,313	141,764
Monster Beverage Corp.†	2,221	121,378
Moody's Corp.	2,591	1,305,709
Morgan Stanley	1,072	142,694
Motorola Solutions, Inc.	287	126,343
NetApp, Inc.	1,054	105,200
Netflix, Inc.†	272	266,712
Neurocrine Biosciences, Inc.†	1,017	120,738
New Fortress Energy, Inc.	8,697	86,970
Northern Trust Corp.	1,247	137,444
NRG Energy, Inc.	3,323	351,274
NVIDIA Corp.	48,820	6,098,594
NVR, Inc.†	16	115,929
Old Dominion Freight Line, Inc.	807	142,435
Oracle Corp.	983	163,237
O'Reilly Automotive, Inc.†	109	149,727
Ovintiv, Inc.	3,027	131,553

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Owens Corning	690	$ 106,288
PACCAR, Inc.	1,285	137,803
Packaging Corp. of America	346	73,729
Palantir Technologies, Inc., Class A†	3,972	337,302
Parker-Hannifin Corp.	260	173,813
Paychex, Inc.	1,080	163,804
PepsiCo, Inc.	840	128,915
PPG Industries, Inc.	890	100,766
Procter & Gamble Co.	827	143,766
Progressive Corp.	666	187,812
Public Storage	648	196,746
PulteGroup, Inc.	1,216	125,588
QUALCOMM, Inc.	5,794	910,643
Quest Diagnostics, Inc.	1	173
Regeneron Pharmaceuticals, Inc.	181	126,472
Reliance, Inc.	501	148,877
ResMed, Inc.	579	135,208
Rollins, Inc.	3,322	174,040
Ross Stores, Inc.	968	135,830
RPM International, Inc.	1,353	167,623
RTX Corp.	316	42,025
SEI Investments Co.	1,907	152,655
ServiceNow, Inc.†	180	167,357
Sherwin-Williams Co.	939	340,172
Simon Property Group, Inc.	1,893	352,268
Skyworks Solutions, Inc.	1,177	78,459
Snap-on, Inc.	487	166,150
Solventum Corp.†	1,378	109,896
Southern Co.	446	40,046
State Street Corp.	4,534	449,909
Stryker Corp.	432	166,834
Synchrony Financial	6,743	409,165
T. Rowe Price Group, Inc.	3,708	392,010
Targa Resources Corp.	1,354	273,129
Tesla, Inc.†	2,981	873,373
Texas Pacific Land Corp.	171	244,179
TJX Cos., Inc.	1,540	192,130
T-Mobile US, Inc.	461	124,327
Tractor Supply Co.	2,630	145,570
Uber Technologies, Inc.†	1,756	133,474
Union Pacific Corp.	579	142,834
United Therapeutics Corp.†	576	184,349
Universal Health Services, Inc., Class B	933	163,508
Veeva Systems, Inc., Class A†	601	134,708
VeriSign, Inc.†	667	158,666
Verisk Analytics, Inc.	562	166,863
Verizon Communications, Inc.	3,787	163,220
Vertiv Holdings Co., Class A	1,272	121,056
Viatris, Inc.	13,114	121,042
VICI Properties, Inc.	17,222	559,543
Visa, Inc., Class A	609	220,890
Vistra Corp.	3,301	441,212
Walmart, Inc.	18,149	1,789,673
Waters Corp.†	440	166,030
Welltower, Inc.	973	149,365
Williams-Sonoma, Inc.	2,126	413,677
WP Carey, Inc.	2,326	149,352
WW Grainger, Inc.	170	173,606
Security Description	Shares or Principal Amount	Value

United States (continued)
Yum! Brands, Inc.	1,014	$ 158,559
Zoom Communications, Inc.†	4,314	317,942
		72,360,457
Total Common Stocks (cost $103,555,704)		128,790,167
CORPORATE BONDS & NOTES — 22.2%
Argentina — 0.5%
YPF SA
6.95%, 07/21/2027*	$ 320,000	321,376
8.25%, 01/17/2034*	370,000	374,921
9.00%, 02/12/2026(3)	298,462	304,454
		1,000,751
Australia — 0.2%
Mineral Resources, Ltd.
8.13%, 05/01/2027*	120,000	120,028
9.25%, 10/01/2028*	255,000	263,851
		383,879
Bermuda — 0.3%
Aircastle, Ltd.
5.25%, 06/15/2026*(4)	470,000	462,362
Geopark, Ltd.
8.75%, 01/31/2030*	310,000	303,701
		766,063
Canada — 1.8%
Air Canada Pass-Through Trust
3.60%, 09/15/2028*	206,730	202,300
Bank of Nova Scotia
4.90%, 06/04/2025(4)	595,000	592,499
Baytex Energy Corp.
8.50%, 04/30/2030*	460,000	470,942
ERO Copper Corp.
6.50%, 02/15/2030*	355,000	347,426
First Quantum Minerals, Ltd.
6.88%, 10/15/2027*	720,000	725,462
8.00%, 03/01/2033*	200,000	203,759
8.63%, 06/01/2031*#	410,000	427,269
Taseko Mines, Ltd.
8.25%, 05/01/2030*	435,000	451,396
Teine Energy, Ltd.
6.88%, 04/15/2029*	440,000	427,022
		3,848,075
Cayman Islands — 1.2%
AS Mileage Plan IP, Ltd.
5.02%, 10/20/2029*	415,000	409,566
5.31%, 10/20/2031*	415,000	412,381
Vale Overseas, Ltd.
6.40%, 06/28/2054	270,000	271,280
Weibo Corp.
3.38%, 07/08/2030#	1,603,000	1,482,322
		2,575,549
Colombia — 0.2%
Ecopetrol SA
7.75%, 02/01/2032	320,000	317,272
8.88%, 01/13/2033	200,000	209,525
		526,797

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
France — 0.4%
Societe Generale SA
7.13%, 01/19/2055*		$ 605,000	$ 621,163
7.37%, 01/10/2053*#		230,000	241,691
			862,854
Israel — 0.2%
Energean Israel Finance, Ltd.
8.50%, 09/30/2033*		410,000	426,041
Luxembourg — 0.6%
Connect Finco SARL/Connect US Finco LLC
9.00%, 09/15/2029*		715,000	655,270
CSN Resources SA
8.88%, 12/05/2030*		400,000	395,067
Raizen Fuels Finance SA
5.70%, 01/17/2035*		220,000	208,010
			1,258,347
Mexico — 1.4%
Banco Mercantil del Norte SA
5.88%, 01/24/2027*(4)		400,000	388,915
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple
7.25%, 01/31/2041*		198,850	199,270
Petroleos Mexicanos
5.35%, 02/12/2028		2,397,000	2,223,494
Trust Fibra Uno
7.70%, 01/23/2032*		200,000	207,480
			3,019,159
Netherlands — 0.5%
Braskem Netherlands Finance BV
8.00%, 10/15/2034*		250,000	239,872
8.50%, 01/12/2031*		410,000	413,677
Yinson Boronia Production BV
8.95%, 07/31/2042*		376,648	401,131
			1,054,680
Panama — 0.6%
AES Panama Generation Holdings SRL
4.38%, 05/31/2030		1,492,415	1,325,115
Peru — 0.1%
Petroleos del Peru SA
5.63%, 06/19/2047*		310,000	203,155
Switzerland — 0.4%
UBS Group AG
6.54%, 08/12/2033*		850,000	916,815
United Kingdom — 0.4%
Anglian Water Osprey Financing PLC
2.00%, 07/31/2028	GBP	270,000	288,787
4.00%, 03/08/2026	GBP	479,000	583,885
			872,672
United States — 13.4%
Affinity Interactive
6.88%, 12/15/2027*		760,000	625,944
Air Lease Corp.
5.20%, 07/15/2031		220,000	221,391
Allegiant Travel Co.
7.25%, 08/15/2027*		430,000	434,419
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/2028*		80,000	85,079
Security Description	Shares or Principal Amount	Value

United States (continued)
Antares Holdings LP
2.75%, 01/15/2027*	$ 1,547,000	$ 1,469,342
Ares Capital Corp.
2.88%, 06/15/2028	980,000	915,607
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C
7.88%, 02/03/2030*#	270,000	270,541
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/2026	607,000	593,513
Blackstone Secured Lending Fund
2.85%, 09/30/2028	983,000	904,180
Blue Owl Capital Corp
2.63%, 01/15/2027	1,095,000	1,042,646
Blue Owl Finance LLC
3.13%, 06/10/2031	1,027,000	909,815
Blue Owl Technology Finance Corp
4.75%, 12/15/2025*	1,270,000	1,262,017
Boeing Co.
5.81%, 05/01/2050	630,000	607,684
Boost Newco Borrower LLC
7.50%, 01/15/2031*	290,000	303,342
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.00%, 06/15/2029*	250,000	236,250
Central Parent, Inc./CDK Global, Inc.
7.25%, 06/15/2029*	200,000	185,539
Charles Schwab Corp.
4.00%, 06/01/2026(4)	1,140,000	1,112,555
Charter Communications Operating LLC/Charter Communications Operating Capital
5.75%, 04/01/2048	320,000	283,284
Citizens Financial Group, Inc.
5.65%, 10/06/2025(4)	505,000	502,933
Civitas Resources, Inc.
8.38%, 07/01/2028*	340,000	353,838
Consolidated Communications, Inc.
5.00%, 10/01/2028*	389,000	371,267
Credit Acceptance Corp.
9.25%, 12/15/2028*	520,000	554,990
DISH Network Corp.
11.75%, 11/15/2027*	830,000	875,792
EchoStar Corp.
10.75%, 11/30/2029	1,091,800	1,169,755
Enact Holdings, Inc.
6.25%, 05/28/2029	900,000	926,407
Energy Transfer LP
5.60%, 09/01/2034	540,000	547,882
Enova International, Inc.
9.13%, 08/01/2029*	220,000	231,841
Ford Motor Credit Co. LLC
5.30%, 09/06/2029	330,000	323,221
Freedom Mtg. Holdings LLC
8.38%, 04/01/2032*	180,000	180,000
9.25%, 02/01/2029*	460,000	480,175
Genesis Energy LP/Genesis Energy Finance Corp.
8.00%, 05/15/2033	155,000	156,555
Golub Capital BDC, Inc.
2.50%, 08/24/2026	934,000	900,266
Golub Capital Private Credit Fund
5.88%, 05/01/2030*	380,000	380,053
Hercules Capital, Inc.
2.63%, 09/16/2026	484,000	464,110

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
United States (continued)
Liberty Interactive LLC
8.25%, 02/01/2030	$ 449,000	$ 213,128
Main Street Capital Corp.
3.00%, 07/14/2026	680,000	659,324
MasTec, Inc.
4.50%, 08/15/2028*	303,000	296,732
Mativ Holdings, Inc.
8.00%, 10/01/2029*#	230,000	213,019
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd.
6.50%, 06/20/2027*	598,500	602,596
Nexstar Media, Inc.
4.75%, 11/01/2028*#	260,000	246,338
NFE Financial Holding LLC
12.00%, 11/15/2029*	1,362,400	1,346,326
NMI Holdings, Inc.
6.00%, 08/15/2029	400,000	406,666
Plains All American Pipeline LP/PAA Finance Corp.
5.70%, 09/15/2034	400,000	408,165
PNC Financial Services Group, Inc.
5.00%, 11/01/2026#(4)	180,000	179,361
Regal Rexnord Corp.
6.30%, 02/15/2030	110,000	114,615
6.40%, 04/15/2033	110,000	114,387
Ryan Specialty LLC
4.38%, 02/01/2030*	600,000	568,415
5.88%, 08/01/2032*	200,000	198,799
Saks Global Enterprises LLC
11.00%, 12/15/2029*	370,000	341,614
Synchrony Bank
5.63%, 08/23/2027	380,000	385,255
Synchrony Financial
4.88%, 06/13/2025	310,000	309,901
7.25%, 02/02/2033#	270,000	286,591
Talos Production, Inc.
9.00%, 02/01/2029*	75,000	77,558
Tyson Foods, Inc.
5.70%, 03/15/2034	320,000	329,427
US Bancorp
3.70%, 01/15/2027(4)	390,000	372,110
Venture Global LNG, Inc.
9.00%, 09/30/2029*(4)	190,000	193,251
VICI Properties LP/VICI Note Co., Inc.
4.63%, 06/15/2025*	80,000	79,827
Vistra Corp.
7.00%, 12/15/2026*(4)	220,000	223,620
8.00%, 10/15/2026*(4)	185,000	190,242
Walgreens Boots Alliance, Inc.
8.13%, 08/15/2029#	400,000	403,137
World Acceptance Corp.
7.00%, 11/01/2026*	490,000	488,633
		29,131,270
Total Corporate Bonds & Notes (cost $48,585,237)		48,171,222
CONVERTIBLE BONDS & NOTES — 0.2%
United States — 0.2%
Global Payments, Inc.
1.50%, 03/01/2031* (cost $346,439)	365,000	347,662
Security Description	Shares or Principal Amount	Value
LOANS(5)(6)(7) — 0.6%
Cayman Islands — 0.2%
AS Mileage Plan IP, Ltd. BTL-B FRS
6.29%, (SOFR+2.00%), 10/15/2031	$ 139,650	$ 139,755
FNZ Group Services LLC BTL-B FRS
9.29%, (SOFR+5.00%), 11/05/2031	170,000	162,491
		302,246
United States — 0.4%
Sabre GLBL, Inc. BTL-B FRS
9.42%, (SOFR+5.00%), 06/30/2028	970,392	953,410
Total Loans (cost $1,212,971)		1,255,656
ASSET BACKED SECURITIES — 2.5%
Cayman Islands — 1.3%
Ares LXV CLO, Ltd. FRS
Series 2022-65A, Class C 6.75%, (TSFR3M+2.45%), 07/25/2034*	420,000	421,273
BlueMountain CLO XXVIII, Ltd. FRS
Series 2021-28A, Class D 7.46%, (TSFR3M+3.16%), 04/15/2034*	250,000	250,354
Dryden 60 CLO, Ltd. FRS
Series 2018-60A, Class D 7.56%, (TSFR3M+3.26%), 07/15/2031*	840,000	840,332
Magnetite XII, Ltd. FRS
Series 2015-12A, Class DR 7.56%, (TSFR3M+3.26%), 10/15/2031*	800,000	803,681
Neuberger Berman Loan Advisers CLO 34, Ltd. FRS
Series 2019-34A, Class CR 6.39%, (TSFR3M+2.10%), 01/20/2035*	490,000	490,851
		2,806,491
Jersey — 0.5%
Allegro CLO XV, Ltd. FRS
Series 2022-1A, Class D 7.94%, (TSFR3M+3.65%), 07/20/2035*	420,000	420,000
GoldenTree Loan Management US, Ltd. FRS
Series 2024-20A, Class C 6.49%, (TSFR3M+2.20%), 07/20/2037*	730,000	732,805
		1,152,805
United States — 0.7%
Subway Funding LLC
Series 2024-3A, Class A23 5.91%, 07/30/2054*	603,488	614,524
Series 2024-1A, Class A2II 6.27%, 07/30/2054*	912,712	944,457
		1,558,981
Total Asset Backed Securities (cost $5,504,026)		5,518,277
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.6%
United States — 3.6%
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2018-DNA1, Class M2B 6.27%, (SOFR30A+1.91%), 07/25/2030	1,831,912	1,859,858
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2022-DNA2, Class M1B 6.75%, (SOFR30A+2.40%), 02/25/2042*	290,000	297,058
Series 2023-HQA2, Class M1B 7.70%, (SOFR30A+3.35%), 06/25/2043*	1,180,000	1,240,844

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
United States (continued)
Series 2022-HQA3, Class M1B 7.90%, (SOFR30A+3.55%), 08/25/2042*		$ 820,000	$ 864,606
Federal National Mtg. Assoc. Connecticut Avenue Securities Trust FRS
Series 2024-R01, Class 1M2 6.15%, (SOFR30A+1.80%), 01/25/2044*		710,000	717,992
Series 2023-R07, Class 2M2 7.60%, (SOFR30A+3.25%), 09/25/2043*		330,000	347,305
Series 2023-R02, Class 1M2 7.70%, (SOFR30A+3.35%), 01/25/2043*		1,080,000	1,143,173
Series 2022-R06, Class 1M2 8.20%, (SOFR30A+3.85%), 05/25/2042*		860,000	908,642
Series 2023-R03, Class 2M2 8.25%, (SOFR30A+3.90%), 04/25/2043*		420,000	449,884
Total Collateralized Mortgage Obligations (cost $7,813,301)			7,829,362
FOREIGN GOVERNMENT OBLIGATIONS — 4.5%
Argentina — 0.3%
Republic of Argentina
0.75%, 07/09/2030(3)		1,025,200	746,325
Brazil — 0.4%
Federative Republic of Brazil
10.00%, 01/01/2027	BRL	5,240,000	839,271
Colombia — 0.1%
Republic of Colombia
7.00%, 03/26/2031	COP	980,000,000	196,069
Egypt — 0.1%
Egypt Government International Bond
9.45%, 02/04/2033*		200,000	194,777
Mexico — 2.1%
United Mexican States
7.50%, 05/26/2033	MXN	52,300,000	2,262,457
8.00%, 07/31/2053	MXN	23,500,000	926,280
8.50%, 03/01/2029	MXN	28,600,000	1,358,145
			4,546,882
Panama — 0.7%
Republic of Panama
3.87%, 07/23/2060		1,340,000	741,356
4.50%, 01/19/2063		1,415,000	874,392
			1,615,748
United Kingdom — 0.8%
United Kingdom Gilt Treasury
3.75%, 10/22/2053	GBP	1,720,000	1,733,683
Total Foreign Government Obligations (cost $10,729,522)			9,872,755
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc.†(1) Expires 03/31/2040 (cost $0)		100	0
Security Description		Shares or Principal Amount	Value
RIGHTS — 0.0%
Brazil — 0.0%
Itausa SA† Expires 04/11/2025, Strike Price BRL 6.70 (cost $0)		935	$ 332
Total Long-Term Investment Securities (cost $177,747,200)			201,785,433
SHORT-TERM INVESTMENTS — 8.2%
Sovereign — 2.6%
Canadian Treasury Bills 3.02%, 05/22/2025		1,200,000	824,129
Canadian Treasury Bills 3.31%, 05/22/2025		3,730,000	2,561,666
Egypt Treasury Bills 23.92%, 03/11/2025	EGP	76,650,000	1,505,873
Egypt Treasury Bills 25.99%, 04/01/2025	EGP	36,500,000	705,074
			5,596,742
U.S. Government Agency — 0.9%
Federal Home Loan Bank 4.14%, 03/03/2025		$ 1,900,000	1,899,335
Unaffiliated Investment Companies — 4.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.31%(8)		6,859,071	6,859,071
State Street Navigator Securities Lending Government Money Market Portfolio 4.36%(8)(9)		3,384,073	3,384,073
			10,243,144
Total Short-Term Investments (cost $17,902,777)			17,739,221
TOTAL INVESTMENTS (cost $195,649,977)		101.0%	219,524,654
Other assets less liabilities		(1.0)	(2,110,933)
NET ASSETS		100.0%	$217,413,721
#	The security or a portion thereof is out on loan.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Global Strategy Fund has no right to demand registration of these securities. At February 28, 2025, the aggregate value of these securities was $37,676,004 representing 17.3% of net assets.

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2025, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
MMC Norilsk Nickel PJSC
Series E	01/30/2020	2,800	$9,349
Series E	04/24/2020	45,700	123,804
Series E	12/11/2020	7,800	25,736
		56,300	158,889	$0	$0.00	0.0%
(3)	"Step-down" security where the rate decreases ("steps-down") at a predetermined rate. The rate reflected is as of February 28, 2025.
(4)	Perpetual maturity - maturity date reflects the next call date.
(5)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(6)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. The rate shown represents the rate at the end of the period. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(7)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(8)	The rate shown is the 7-day yield as of February 28, 2025.
(9)	At February 28, 2025, the Fund had loaned securities with a total value of $5,638,606. This was secured by collateral of $3,384,073, which was received in cash and subsequently invested in short-term investments currently valued at $3,384,073 as reported in the Portfolio of Investments. Additional collateral of $2,445,090 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2025
United States Treasury Bills	0.00%	03/18/2025 to 12/26/2025	$255,458
United States Treasury Notes/Bonds	0.00% to 6.25%	04/15/2025 to 02/15/2055	2,189,632
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
BR—Bearer Shares
CLO—Collateralized Loan Obligation
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TSFR3M—Term Secured Overnight Financing Rate 3 Month
BRL—Brazilian Real
COP—Columbian Peso
EGP—Egyptian Pound
GBP—British Pound
MXN—Mexican Peso
The rates shown on FRS and/or VRS are the current interest rates at February 28, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
JPMorgan Chase Bank, N.A.	Republic of Panama	1.48	490,000	USD	490,000	1.000%	Quarterly	Dec 2028	$(10,291)	$2,027	$(8,264)
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, credit indices or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
USD—United States Dollar

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
95	Long	U.S. Treasury Ultra 10 Year Notes	June 2025	$10,798,394	$10,853,750	$55,356
						Unrealized (Depreciation)
10	Long	S&P 500 E-Mini Index	March 2025	$3,064,268	$2,981,625	$(82,643)
4	Short	U.S. Treasury 10 Year Notes	June 2025	440,806	444,375	(3,569)
						$(86,212)
		Net Unrealized Appreciation (Depreciation)				$(30,856)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Citibank, N.A.	AUD	3,910,000	USD	2,402,343	03/06/2025	$ —	$ (23,850)
	CAD	4,640,000	USD	3,249,254	04/28/2025	34,002	—
	USD	485,682	MXN	10,100,000	04/29/2025	1,828	—
						35,830	(23,850)
HSBC Bank PLC	AUD	2,220,000	USD	1,399,099	03/06/2025	21,568	—
	BRL	4,050,000	USD	692,817	04/16/2025	10,867	—
	GBP	2,180,000	USD	2,748,728	03/12/2025	6,556	—
	MXN	1,900,000	USD	91,666	04/29/2025	—	(44)
	USD	1,733,195	GBP	1,420,000	03/12/2025	52,990	—
						91,981	(44)
JPMorgan Chase Bank, N.A.	GBP	1,340,000	USD	1,662,867	03/12/2025	—	(22,689)
	USD	3,961,850	AUD	6,130,000	03/06/2025	—	(158,125)
	USD	4,940,532	EUR	4,730,000	05/05/2025	—	(17,899)
	USD	188,950	GBP	150,000	03/12/2025	—	(268)
						—	(198,981)
Unrealized Appreciation (Depreciation)						$127,811	$(222,875)
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
EUR—Euro Currency
GBP—British Pound
MXN—Mexican Peso
USD—United States Dollar
Industry Allocation*
Short-Term Investments	8.2%
Internet	7.6
Banks	6.9
Semiconductors	6.4
Diversified Financial Services	5.1
Foreign Government Obligations	4.5
Software	4.4
Investment Companies	4.3
Oil & Gas	4.1
Computers	3.6
Collateralized Mortgage Obligations	3.6
Retail	3.4
Other Asset Backed Securities	2.5
Insurance	2.4
Pharmaceuticals	2.3
Commercial Services	2.2

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Industry Allocation*(continued)
Electric	2.2%
Telecommunications	2.0
Mining	1.7
Auto Manufacturers	1.6
Chemicals	1.5
Pipelines	1.4
Biotechnology	1.3
REITS	1.2
Airlines	1.1
Healthcare-Products	1.1
Iron/Steel	1.1
Food	1.0
Electronics	0.9
Aerospace/Defense	0.9
Media	0.8
Cosmetics/Personal Care	0.8
Building Materials	0.7
Private Equity	0.7
Agriculture	0.5
Leisure Time	0.5
Real Estate	0.5
Engineering & Construction	0.4
Transportation	0.4
Machinery-Construction & Mining	0.4
Water	0.4
Entertainment	0.4
Distribution/Wholesale	0.4
Machinery-Diversified	0.4
Hand/Machine Tools	0.4
Healthcare-Services	0.3
Apparel	0.3
Miscellaneous Manufacturing	0.3
Auto Parts & Equipment	0.3
Household Products/Wares	0.3
Beverages	0.2
Oil & Gas Services	0.2
Electrical Components & Equipment	0.2
Home Builders	0.1
Shipbuilding	0.1
Toys/Games/Hobbies	0.1
Gas	0.1
Home Furnishings	0.1
Office/Business Equipment	0.1
Food Service	0.1
101.0%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$130,539	$—	$—	$130,539
Brazil	1,865,598	—	—	1,865,598
Canada	2,503,463	—	—	2,503,463
Cayman Islands	76,152	74,289	—	150,441
China	85,988	5,636,676	—	5,722,664
Ireland	1,238,669	—	—	1,238,669
Israel	333,253	276,321	—	609,574
Liberia	166,118	—	—	166,118
Luxembourg	175,107	127,697	—	302,804
Mexico	123,263	—	—	123,263

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS: (continued)
Investments at Value:* (continued)
Netherlands	$149,495	$875,548	$—	$1,025,043
Russia	—	—	0	0
Switzerland	280,267	3,340,159	—	3,620,426
Thailand	131,978	—	—	131,978
United Kingdom	172,775	5,389,982	—	5,562,757
United States	72,360,457	—	—	72,360,457
Other Countries	—	33,276,373	—	33,276,373
Corporate Bonds & Notes	—	48,171,222	—	48,171,222
Convertible Bonds & Notes	—	347,662	—	347,662
Loans	—	1,255,656	—	1,255,656
Asset Backed Securities	—	5,518,277	—	5,518,277
Collateralized Mortgage Obligations	—	7,829,362	—	7,829,362
Foreign Government Obligations	—	9,872,755	—	9,872,755
Warrants	—	—	0	0
Rights	332	—	—	332
Short-Term Investments:
Unaffiliated Investment Companies	10,243,144	—	—	10,243,144
Other Short-Term Investments	—	7,496,077	—	7,496,077
Total Investments at Value	$90,036,598	$129,488,056	$0	$219,524,654
Other Financial Instruments:†
Swaps	$—	$2,027	$—	$2,027
Futures Contracts	55,356	—	—	55,356
Forward Foreign Currency Contracts	—	127,811	—	127,811
Total Other Financial Instruments	$55,356	$129,838	$—	$185,194
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$86,212	$—	$—	$86,212
Forward Foreign Currency Contracts	—	222,875	—	222,875
Total Other Financial Instruments	$86,212	$222,875	$—	$309,087
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 5.7%
Airlines — 0.5%
American Airlines Pass-Through Trust
3.00%, 04/15/2030	$ 466,018	$ 441,092
3.35%, 04/15/2031	211,963	202,826
		643,918
Banks — 1.7%
BPCE SA
5.13%, 01/18/2028*	1,000,000	1,011,168
Mitsubishi UFJ Financial Group, Inc.
2.76%, 09/13/2026	217,000	211,716
Truist Financial Corp.
4.92%, 07/28/2033	1,000,000	965,403
		2,188,287
Electric — 2.2%
Entergy Louisiana LLC
3.25%, 04/01/2028	1,000,000	963,003
Fells Point Funding Trust
3.05%, 01/31/2027*	1,000,000	967,207
NextEra Energy Capital Holdings, Inc.
4.90%, 02/28/2028	1,000,000	1,009,380
		2,939,590
Pharmaceuticals — 0.1%
CVS Health Corp.
4.30%, 03/25/2028	171,000	168,397
Telecommunications — 1.2%
AT&T, Inc.
1.65%, 02/01/2028	580,000	534,720
T-Mobile USA, Inc.
4.95%, 03/15/2028	1,000,000	1,008,739
		1,543,459
Total Corporate Bonds & Notes (cost $7,656,938)		7,483,651
ASSET BACKED SECURITIES — 2.6%
Other Asset Backed Securities — 2.6%
AMSR Trust
Series 2020-SFR3, Class A 1.36%, 09/17/2037*	568,738	559,321
Series 2021-SFR2, Class A 1.53%, 08/17/2038*	999,770	959,895
Series 2021-SFR1, Class A 1.95%, 06/17/2038*	300,000	277,488
FirstKey Homes Trust
Series 2021-SFR1, Class A 1.54%, 08/17/2038*	1,251,738	1,200,301
Hilton Grand Vacations Trust
Series 2022-2A, Class A 4.30%, 01/25/2037*	289,454	287,058
Sofi Professional Loan Program Trust
Series 2018-B, Class A2FX 3.34%, 08/25/2047*	55,668	55,275
Total Asset Backed Securities (cost $3,464,428)		3,339,338
COLLATERALIZED MORTGAGE OBLIGATIONS — 24.8%
Commercial and Residential — 4.0%
BANK
Series 2020-BN26, Class A4 2.40%, 03/15/2063	500,000	444,188
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
BANK VRS
Series 2022-BNK41, Class A4 3.79%, 04/15/2065(1)	$ 500,000	$ 467,275
BBCMS Trust
Series 2015-VFM, Class A1 2.47%, 03/10/2036*	58,765	57,703
Citigroup Commercial Mtg. Trust
Series 2020-GC46, Class A5 2.72%, 02/15/2053	1,250,000	1,116,357
Eleven Madison Mtg. Trust VRS
Series 2015-11MD, Class A 3.55%, 09/10/2035*(1)	398,000	392,024
GS Mtg. Securities Trust
Series 2017-GS7, Class A4 3.43%, 08/10/2050	1,100,000	1,058,362
IRV Trust VRS
Series 2025-200P, Class A 5.29%, 03/14/2047*(1)	750,000	757,261
SLG Office Trust
Series 2021-OVA, Class A 2.59%, 07/15/2041*	1,000,000	862,616
		5,155,786
U.S. Government Agency — 20.8%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K130, Class A2 1.72%, 06/25/2031	670,000	573,156
Series K145, Class A2 2.58%, 05/25/2032	430,000	380,141
Series KW10, Class A2 2.69%, 09/25/2029	2,000,000	1,855,798
Series K146, Class A2 2.92%, 06/25/2032	705,000	637,286
Series K149, Class A2 3.53%, 08/25/2032	2,000,000	1,879,191
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K-150, Class A2 3.71%, 09/25/2032(1)	1,070,000	1,016,410
Federal Home Loan Mtg. Corp. REMIC
Series 4994, Class GV 2.00%, 06/25/2046	2,000,000	1,568,597
Series 4594, Class GN 2.50%, 02/15/2045	282,255	260,229
Series 3981, Class PA 3.00%, 04/15/2031	3,675	3,665
Series 4097, Class YK 3.00%, 08/15/2032	1,750,000	1,666,577
Series 4150, Class IG 3.00%, 01/15/2033(2)	714,424	38,893
Series 4838, Class CY 3.00%, 01/15/2038	1,000,000	915,942
Series 4365, Class HZ 3.00%, 01/15/2040	367,511	341,654
Series 4057, Class WY 3.50%, 06/15/2027	332,325	329,139
Series 3813, Class D 4.00%, 02/15/2026	1,036	1,035
Series 3927, Class AY 4.50%, 09/15/2026	55,604	55,447
Series 3786, Class PB 4.50%, 07/15/2040	134,153	134,005

VALIC Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4039, Class SA 2.05%, (6.39-SOFR30A), 05/15/2042(2)(3)	$ 127,384	$ 14,878
Federal Home Loan Mtg. Corp. SCRT
Series 2024-2, Class MT 3.50%, 05/25/2064	427,650	377,018
Federal Home Loan Mtg. Corp. STRIPS
Series 264, Class 30 3.00%, 07/15/2042	224,416	205,284
Federal National Mtg. Assoc. Grantor Trust
Series 2017-T1, Class A 2.90%, 06/25/2027	1,114,892	1,076,351
Federal National Mtg. Assoc. REMIC
Series 2002-34, Class AO Zero Coupon, 05/18/2032(4)	32,934	31,267
Series 2020-M20, Class A2 1.44%, 10/25/2029	200,000	175,082
Series 2020-12, Class JC 2.00%, 03/25/2050	633,484	530,726
Series 2013-23, Class KJ 2.25%, 05/25/2042	497,421	458,722
Series 2012-93, Class ME 2.50%, 01/25/2042	413,613	388,977
Series 2013-73, Class TD 2.50%, 09/25/2042	168,826	160,121
Series 2019-M22, Class A2 2.52%, 08/25/2029	308,959	287,157
Series 2019-M31, Class A2 2.85%, 04/25/2034	1,000,000	875,038
Series 2012-87, Class CZ 3.00%, 08/25/2042	1,848,181	1,683,960
Series 2016-30, Class PA 3.00%, 04/25/2045	263,580	248,087
Series 2016-25, Class LA 3.00%, 07/25/2045	199,827	187,476
Series 2016-33, Class JA 3.00%, 07/25/2045	190,064	178,732
Series 2015-97, Class N 3.00%, 11/25/2045	2,000,000	1,730,211
Series 2016-38, Class NA 3.00%, 01/25/2046	368,496	340,711
Series 2016-30, Class LY 3.50%, 05/25/2036	800,000	760,766
Series 2010-117, Class DY 4.50%, 10/25/2025	15,381	15,335
Series 2010-134, Class MB 4.50%, 12/25/2040	250,000	234,971
Series 2007-116, Class PB 5.50%, 08/25/2035	18,534	19,183
Federal National Mtg. Assoc. REMIC VRS
Series 2022-M3, Class A2 1.71%, 11/25/2031(1)	1,000,000	841,702
Federal National Mtg. Assoc. STRIPS
Series 384, Class 23 6.00%, 08/25/2037(2)	57,463	9,933
Government National Mtg. Assoc. REMIC
Series 2014-58, Class EP 4.00%, 04/20/2044	432,000	382,555
Series 2004-18, Class Z 4.50%, 03/16/2034	75,070	74,492
Series 2008-6, Class GL 4.50%, 02/20/2038	321,807	317,939
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2024-159, Class PA 4.50%, 10/20/2054	$3,963,881	$ 3,846,213
Series 2005-21, Class Z 5.00%, 03/20/2035	149,431	149,838
		27,259,890
Total Collateralized Mortgage Obligations (cost $34,862,873)		32,415,676
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 63.7%
U.S. Government — 34.0%
United States Treasury Bonds
1.88%, 02/15/2041	1,800,000	1,272,586
2.00%, 11/15/2041 to 02/15/2050	4,000,000	2,552,969
2.88%, 08/15/2045	1,000,000	775,195
3.00%, 02/15/2048	750,000	579,258
3.13%, 02/15/2043	2,000,000	1,655,234
3.25%, 05/15/2042	500,000	425,859
3.75%, 08/15/2041 to 11/15/2043	9,500,000	8,632,715
3.88%, 08/15/2040	1,500,000	1,411,172
United States Treasury Notes
0.63%, 08/15/2030	1,000,000	833,633
0.75%, 04/30/2026	4,000,000	3,849,063
1.25%, 06/30/2028	3,500,000	3,203,867
1.88%, 02/15/2032	4,500,000	3,894,785
2.75%, 05/15/2025	7,000,000	6,977,797
3.13%, 08/15/2025	1,500,000	1,492,031
4.13%, 10/31/2027	7,000,000	7,026,250
		44,582,414
U.S. Government Agency — 29.7%
Federal Farm Credit Bank
3.33%, 04/28/2037	500,000	444,522
Federal Home Loan Mtg. Corp.
2.00%, 09/01/2051	1,362,733	1,105,311
3.20%, 04/01/2034	594,457	540,870
3.50%, 06/01/2033	338,587	327,743
3.70%, 05/01/2037	3,000,000	2,755,116
4.00%, 05/01/2052 to 08/01/2052	3,943,043	3,723,055
4.50%, 09/01/2039 to 06/01/2041	781,993	775,799
5.00%, 10/01/2034 to 10/01/2052	617,646	622,335
5.50%, 12/01/2036 to 06/01/2054	1,946,538	1,962,965
6.00%, 11/01/2033	23,685	24,689
6.50%, 02/01/2032	6,496	6,707
8.00%, 08/01/2030	46	48
Federal National Mtg. Assoc.
1.73%, 08/01/2031	650,000	550,500
2.04%, 06/01/2037	240,358	186,979
2.14%, 10/01/2029	993,657	905,773
2.31%, 05/01/2037	949,631	764,118
2.50%, 01/01/2052	1,980,195	1,682,851
2.53%, 04/01/2034	2,500,000	2,132,621
2.55%, 09/01/2034	700,000	597,344
3.00%, 03/01/2043 to 03/01/2052	4,045,042	3,603,964
3.30%, 02/01/2030	2,691,745	2,536,176
3.43%, 05/01/2032	2,000,000	1,873,827
3.54%, 06/01/2032	1,000,000	934,945
3.69%, 05/01/2030	1,361,767	1,320,913
4.00%, 09/01/2040 to 03/01/2043	1,929,831	1,866,462
4.33%, 10/01/2037	1,000,000	967,871
5.00%, 12/01/2036	3,295	3,318
5.50%, 12/01/2033	5,616	5,626
6.50%, 07/01/2032	1,459	1,525
7.00%, 09/01/2031	2,214	2,321

VALIC Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mtg. Assoc.
2.50%, 03/20/2051	$1,280,070	$ 1,100,923
3.50%, 09/15/2048 to 09/20/2051	4,018,565	3,715,150
4.00%, 04/20/2053	1,645,336	1,534,049
4.50%, 03/15/2038 to 08/15/2040	273,719	270,616
5.00%, 09/15/2035 to 05/15/2036	22,552	22,864
6.00%, 01/15/2032	2,495	2,577
7.50%, 01/15/2031	1,952	2,000
		38,874,473
Total U.S. Government & Agency Obligations (cost $91,215,932)		83,456,887
MUNICIPAL SECURITIES — 0.2%
Oklahoma Development Finance Authority Revenue Bonds
4.38%, 11/01/2045 (cost $275,000)	275,000	259,853
Total Long-Term Investment Securities (cost $137,475,171)		126,955,405
REPURCHASE AGREEMENTS — 2.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 02/28/2025, to be repurchased 03/03/2025 in the amount of $3,274,674 and collateralized by $2,927,900 of United States Treasury Inflation Indexed Notes bearing interest at 0.13% due 10/15/2026 and having an approximate value of $3,339,917 (cost $3,274,303)	3,274,302	3,274,303
TOTAL INVESTMENTS (cost $140,749,474)	99.5%	130,229,708
Other assets less liabilities	0.5	702,554
NET ASSETS	100.0%	$130,932,262
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Government Securities Fund has no right to demand registration of these securities. At February 28, 2025, the aggregate value of these securities was $7,387,317 representing 5.6% of net assets.
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	Interest Only
(3)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at February 28, 2025.
(4)	Principal Only
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at February 28, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$7,483,651	$—	$7,483,651
Asset Backed Securities	—	3,339,338	—	3,339,338
Collateralized Mortgage Obligations	—	32,415,676	—	32,415,676
U.S. Government & Agency Obligations	—	83,456,887	—	83,456,887
Municipal Securities	—	259,853	—	259,853
Repurchase Agreements	—	3,274,303	—	3,274,303
Total Investments at Value	$—	$130,229,708	$—	$130,229,708
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.9%
Advertising — 0.5%
Trade Desk, Inc., Class A†	115,494	$ 8,121,538
Aerospace/Defense — 1.7%
General Electric Co.	7,190	1,488,186
Howmet Aerospace, Inc.	6,583	899,238
RTX Corp.	12,293	1,634,846
TransDigm Group, Inc.	18,692	25,555,703
		29,577,973
Agriculture — 0.2%
Altria Group, Inc.	12,632	705,497
Philip Morris International, Inc.	13,604	2,112,429
		2,817,926
Airlines — 0.1%
Delta Air Lines, Inc.	10,388	624,527
United Airlines Holdings, Inc.†	5,329	499,913
		1,124,440
Apparel — 0.1%
Deckers Outdoor Corp.†	2,462	343,105
Ralph Lauren Corp.	652	176,783
Tapestry, Inc.	3,776	322,546
		842,434
Auto Manufacturers — 3.2%
Cummins, Inc.	2,223	818,464
Ferrari NV	35,266	16,383,526
PACCAR, Inc.	4,672	501,025
Tesla, Inc.†	128,213	37,563,845
		55,266,860
Banks — 0.5%
Bank of New York Mellon Corp.	6,362	565,900
JPMorgan Chase & Co.	26,002	6,881,429
Morgan Stanley	9,045	1,203,980
		8,651,309
Beverages — 0.0%
Monster Beverage Corp.†	4,992	272,813
Biotechnology — 0.2%
Amgen, Inc.	3,745	1,153,685
Incyte Corp.†	1,555	114,292
Vertex Pharmaceuticals, Inc.†	4,173	2,002,164
		3,270,141
Building Materials — 1.0%
Builders FirstSource, Inc.†	970	134,820
Carrier Global Corp.	6,490	420,552
Lennox International, Inc.	519	311,945
Martin Marietta Materials, Inc.	515	248,817
Masco Corp.	1,433	107,733
Trane Technologies PLC	42,131	14,901,735
Vulcan Materials Co.	1,327	328,180
		16,453,782
Chemicals — 0.7%
Ecolab, Inc.	2,001	538,289
Sherwin-Williams Co.	31,475	11,402,448
		11,940,737
Commercial Services — 1.3%
Automatic Data Processing, Inc.	3,763	1,186,022
Cintas Corp.	5,555	1,152,663
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Corpay, Inc.†	1,130	$ 414,767
Moody's Corp.	1,313	661,673
PayPal Holdings, Inc.†	10,884	773,308
Quanta Services, Inc.	2,392	621,035
Rollins, Inc.	2,640	138,310
S&P Global, Inc.	29,807	15,909,188
United Rentals, Inc.	1,063	682,786
Verisk Analytics, Inc.	1,007	298,988
		21,838,740
Computers — 8.7%
Apple, Inc.	586,703	141,888,253
Crowdstrike Holdings, Inc., Class A†	3,771	1,469,408
Dell Technologies, Inc., Class C	2,339	240,356
Fortinet, Inc.†	10,308	1,113,367
Gartner, Inc.†	1,250	622,900
International Business Machines Corp.	14,982	3,782,056
Leidos Holdings, Inc.	1,124	146,086
NetApp, Inc.	1,560	155,704
Super Micro Computer, Inc.#†	8,160	338,314
		149,756,444
Cosmetics/Personal Care — 0.0%
Colgate-Palmolive Co.	5,825	531,065
Distribution/Wholesale — 0.8%
Copart, Inc.†	245,423	13,449,180
Fastenal Co.	5,291	400,688
WW Grainger, Inc.	718	733,229
		14,583,097
Diversified Financial Services — 4.8%
American Express Co.	9,017	2,713,756
Ameriprise Financial, Inc.	1,572	844,636
Apollo Global Management, Inc.	7,243	1,081,163
Discover Financial Services	4,068	794,033
Intercontinental Exchange, Inc.	4,838	838,087
Mastercard, Inc., Class A	13,282	7,654,549
Nasdaq, Inc.	2,749	227,562
Raymond James Financial, Inc.	1,838	284,284
Synchrony Financial	6,309	382,830
Visa, Inc., Class A	189,389	68,693,284
		83,514,184
Electric — 0.3%
Constellation Energy Corp.	5,068	1,269,762
NextEra Energy, Inc.	22,325	1,566,545
NRG Energy, Inc.	3,282	346,940
PPL Corp.	6,218	218,936
Public Service Enterprise Group, Inc.	3,794	307,883
Vistra Corp.	5,513	736,868
		4,446,934
Electrical Components & Equipment — 0.2%
AMETEK, Inc.	1,762	333,546
Eaton Corp. PLC	6,404	1,878,421
Emerson Electric Co.	6,283	764,076
Generac Holdings, Inc.†	598	81,418
		3,057,461
Electronics — 0.2%
Allegion PLC	747	96,146
Amphenol Corp., Class A	19,535	1,301,031
Garmin, Ltd.	2,489	569,807
Hubbell, Inc.	870	323,283

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronics (continued)
Mettler-Toledo International, Inc.†	140	$ 178,181
Trimble, Inc.†	1,741	125,317
		2,593,765
Energy-Alternate Sources — 0.0%
First Solar, Inc.†	919	125,149
Entertainment — 0.0%
Live Nation Entertainment, Inc.#†	2,541	364,278
Environmental Control — 0.1%
Pentair PLC	1,740	163,908
Republic Services, Inc.	3,298	781,692
Veralto Corp.	1,923	191,838
Waste Management, Inc.	3,137	730,231
		1,867,669
Healthcare-Products — 4.3%
Align Technology, Inc.†	51,631	9,656,546
Boston Scientific Corp.†	168,292	17,467,027
Danaher Corp.	65,831	13,677,048
Insulet Corp.†	1,137	309,571
Intuitive Surgical, Inc.†	54,633	31,312,904
ResMed, Inc.	2,379	555,544
Stryker Corp.	2,946	1,137,716
Waters Corp.†	443	167,162
		74,283,518
Healthcare-Services — 0.0%
DaVita, Inc.†	731	108,100
HCA Healthcare, Inc.	1,743	533,881
		641,981
Home Builders — 0.0%
NVR, Inc.†	31	224,613
PulteGroup, Inc.	3,323	343,199
		567,812
Insurance — 0.8%
Aon PLC, Class A	1,787	731,097
Arch Capital Group, Ltd.	6,072	564,150
Arthur J. Gallagher & Co.	1,822	615,362
Berkshire Hathaway, Inc., Class B†	14,553	7,477,768
Brown & Brown, Inc.	3,846	455,905
Cincinnati Financial Corp.	1,342	198,361
Erie Indemnity Co., Class A	404	172,940
Hartford Financial Services Group, Inc.	2,583	305,517
Marsh & McLennan Cos., Inc.	3,501	832,678
Progressive Corp.	9,492	2,676,744
W.R. Berkley Corp.	2,683	169,244
Willis Towers Watson PLC	783	265,946
		14,465,712
Internet — 24.8%
Airbnb, Inc., Class A†	7,014	974,034
Alphabet, Inc., Class A	344,597	58,677,977
Alphabet, Inc., Class C	77,115	13,280,745
Amazon.com, Inc.†	719,050	152,639,934
Booking Holdings, Inc.	536	2,688,581
eBay, Inc.	5,200	336,648
Expedia Group, Inc.†	1,990	393,941
F5, Inc.†	433	126,622
Gen Digital, Inc.	5,096	139,274
GoDaddy, Inc., Class A†	2,275	408,363
Security Description	Shares or Principal Amount	Value

Internet (continued)
Meta Platforms, Inc., Class A	172,469	$ 115,243,786
Netflix, Inc.†	50,691	49,705,567
Palo Alto Networks, Inc.†	10,605	2,019,510
Shopify, Inc., Class A†	132,027	14,787,024
Spotify Technology SA†	22,702	13,803,043
Uber Technologies, Inc.†	34,119	2,593,385
		427,818,434
Leisure Time — 0.1%
Carnival Corp.†	16,831	402,766
Norwegian Cruise Line Holdings, Ltd.†	7,125	161,880
Royal Caribbean Cruises, Ltd.	4,008	986,369
		1,551,015
Lodging — 0.9%
Hilton Worldwide Holdings, Inc.	53,362	14,138,795
Las Vegas Sands Corp.	5,639	252,120
Marriott International, Inc., Class A	3,737	1,048,042
Wynn Resorts, Ltd.	1,499	133,891
		15,572,848
Machinery-Construction & Mining — 1.2%
Caterpillar, Inc.	7,823	2,690,721
GE Vernova, Inc.	4,466	1,496,914
Vertiv Holdings Co., Class A	166,398	15,836,097
		20,023,732
Machinery-Diversified — 0.1%
Deere & Co.	1,814	872,153
Dover Corp.	1,000	198,770
Ingersoll Rand, Inc.	6,530	553,613
Westinghouse Air Brake Technologies Corp.	2,785	516,228
		2,140,764
Media — 0.0%
FactSet Research Systems, Inc.	277	127,902
Miscellaneous Manufacturing — 0.1%
Axon Enterprise, Inc.†	1,174	620,400
Illinois Tool Works, Inc.	1,785	471,204
Parker-Hannifin Corp.	2,086	1,394,512
		2,486,116
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	376	118,459
Oil & Gas — 0.1%
Hess Corp.	4,478	666,953
Texas Pacific Land Corp.	305	435,525
		1,102,478
Packaging & Containers — 0.0%
Packaging Corp. of America	722	153,851
Pharmaceuticals — 3.9%
AbbVie, Inc.	12,026	2,513,795
Dexcom, Inc.†	2,721	240,455
Eli Lilly & Co.	70,285	64,706,479
		67,460,729
Pipelines — 0.1%
ONEOK, Inc.	5,630	565,195
Targa Resources Corp.	3,533	712,677
Williams Cos., Inc.	10,271	597,567
		1,875,439

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Private Equity — 1.1%
KKR & Co., Inc.	133,235	$ 18,065,334
Real Estate — 0.8%
CBRE Group, Inc., Class A†	4,874	691,816
CoStar Group, Inc.†	169,714	12,940,692
		13,632,508
REITS — 0.3%
AvalonBay Communities, Inc.	1,013	229,120
Camden Property Trust	882	109,421
Equinix, Inc.	735	664,896
Essex Property Trust, Inc.	500	155,785
Extra Space Storage, Inc.	1,546	235,858
Host Hotels & Resorts, Inc.	7,136	115,104
Iron Mountain, Inc.	4,755	443,023
Mid-America Apartment Communities, Inc.	776	130,461
Public Storage	2,554	775,445
Simon Property Group, Inc.	4,969	924,681
UDR, Inc.	2,189	98,899
Welltower, Inc.	5,176	794,568
		4,677,261
Retail — 1.2%
AutoZone, Inc.†	274	957,085
Chipotle Mexican Grill, Inc.†	22,078	1,191,550
Costco Wholesale Corp.	7,179	7,527,971
Darden Restaurants, Inc.	819	164,177
Domino's Pizza, Inc.	235	115,082
Home Depot, Inc.	7,082	2,808,721
Lululemon Athletica, Inc.†	842	307,844
O'Reilly Automotive, Inc.†	935	1,284,353
TJX Cos., Inc.	10,782	1,345,162
Tractor Supply Co.	4,674	258,706
Walmart, Inc.	47,123	4,646,799
Yum! Brands, Inc.	1,854	289,910
		20,897,360
Semiconductors — 18.1%
Applied Materials, Inc.	5,610	886,773
ASML Holding NV	23,984	17,006,575
Broadcom, Inc.	400,614	79,894,450
KLA Corp.	2,167	1,536,056
Monolithic Power Systems, Inc.	790	482,698
NVIDIA Corp.	1,579,784	197,346,617
NXP Semiconductors NV	1,647	355,077
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	83,376	15,051,869
		312,560,115
Software — 15.7%
Adobe, Inc.†	2,996	1,313,926
ANSYS, Inc.†	623	207,615
AppLovin Corp., Class A†	40,309	13,130,254
Autodesk, Inc.†	3,484	955,348
Broadridge Financial Solutions, Inc.	833	200,936
Cadence Design Systems, Inc.†	124,718	31,241,859
Dayforce, Inc.#†	2,555	158,384
Electronic Arts, Inc.	1,547	199,749
Fair Isaac Corp.†	395	745,108
Fiserv, Inc.†	9,218	2,172,590
Intuit, Inc.	40,455	24,832,897
Jack Henry & Associates, Inc.	473	82,108
Microsoft Corp.	366,738	145,591,319
MongoDB, Inc.†	27,810	7,437,228
Security Description	Shares or Principal Amount	Value

Software (continued)
MSCI, Inc.	1,270	$ 749,948
Oracle Corp.	26,042	4,324,535
Palantir Technologies, Inc., Class A†	33,214	2,820,533
Paychex, Inc.	2,439	369,923
Paycom Software, Inc.	788	172,942
PTC, Inc.†	915	149,721
Salesforce, Inc.	99,224	29,553,868
ServiceNow, Inc.†	3,338	3,103,539
Synopsys, Inc.†	1,294	591,720
Tyler Technologies, Inc.†	693	421,642
Workday, Inc., Class A†	1,622	427,138
		270,954,830
Telecommunications — 0.2%
Arista Networks, Inc.†	16,738	1,557,471
Motorola Solutions, Inc.	2,708	1,192,116
T-Mobile US, Inc.	4,186	1,128,922
		3,878,509
Transportation — 0.5%
CSX Corp.	14,373	460,080
Old Dominion Freight Line, Inc.	46,825	8,264,612
		8,724,692
Total Common Stocks (cost $1,156,438,895)		1,704,800,138
CONVERTIBLE PREFERRED STOCKS — 0.8%
Internet — 0.5%
ByteDance, Ltd., Series E-1†(1)(2)	47,885	9,037,336
Software — 0.3%
Databricks, Inc. Series J†(1)(2)	48,194	4,457,945
Total Convertible Preferred Stocks (cost $9,704,905)		13,495,281
UNAFFILIATED INVESTMENT COMPANIES — 0.2%
SPDR Portfolio S&P 500 Growth ETF (cost $4,173,219)	48,000	4,204,320
Total Long-Term Investment Securities (cost $1,170,317,019)		1,722,499,739
SHORT-TERM INVESTMENTS — 0.2%
Unaffiliated Investment Companies — 0.2%
State Street Institutional Treasury Money Market Fund, Premier Class 4.27%(3)	2,522,771	2,522,771
U.S. Government — 0.0%
United States Treasury Bills
4.18%, 05/13/2025(4)	$ 20,000	19,834
Total Short-Term Investments (cost $2,542,600)		2,542,605

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 0.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 02/28/2025, to be repurchased 03/03/2025 in the amount of $157,674 and collateralized by $141,000 of United States Treasury Inflation Indexed Notes, bearing interest at 0.13% due 10/15/2026 and having an approximate value of $160,868
(cost $157,657)	$ 157,657	$ 157,657
TOTAL INVESTMENTS (cost $1,173,017,276)	100.1%	1,725,200,001
Other assets less liabilities	(0.1)	(1,176,509)
NET ASSETS	100.0%	$1,724,023,492
†	Non-income producing security
#	The security or a portion thereof is out on loan.
At February 28, 2025, the Fund had loaned securities with a total value of $860,976. This was secured by collateral of $908,148 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2025
Federal Farm Credit Bank	0.55% to 0.78%	06/16/2025 to 09/16/2025	$17,799
Federal Home Loan Bank	0.55% to 1.10%	05/23/2025 to 08/20/2026	90,843
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	8,847
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	48,523
United States Treasury Notes/Bonds	0.00% to 5.00%	04/30/2025 to 08/15/2054	742,136
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2025, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks
ByteDance, Ltd., Series E-1	12/10/2020	47,885	$5,246,960	$9,037,336	$188.73	0.5%
Databricks, Inc. Series J	01/21/2025	48,194	4,457,945	4,457,945	92.50	0.3
				$13,495,281		0.8%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.
(3)	The rate shown is the 7-day yield as of February 28, 2025.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR—American Depositary Receipt
ETF—Exchange Traded Fund

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
1	Long	S&P 500 E-Mini Index	March 2025	$306,123	$298,162	$(7,961)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,704,800,138	$—	$—	$1,704,800,138
Convertible Preferred Stocks	—	—	13,495,281	13,495,281
Unaffiliated Investment Companies	4,204,320	—	—	4,204,320
Short-Term Investments:
U.S. Government	—	19,834	—	19,834
Other Short-Term Investments	2,522,771	—	—	2,522,771
Repurchase Agreements	—	157,657	—	157,657
Total Investments at Value	$1,711,527,229	$177,491	$13,495,281	$1,725,200,001
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$7,961	$—	$—	$7,961
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 90.2%
Advertising — 1.4%
Clear Channel Outdoor Holdings, Inc.
7.50%, 06/01/2029*#	$ 750,000	$ 664,879
7.88%, 04/01/2030*	475,000	485,029
9.00%, 09/15/2028*	2,690,000	2,832,990
Lamar Media Corp.
3.75%, 02/15/2028#	950,000	909,053
		4,891,951
Aerospace/Defense — 1.6%
Spirit AeroSystems, Inc.
9.38%, 11/30/2029*	2,175,000	2,336,126
TransDigm, Inc.
4.88%, 05/01/2029	125,000	119,426
5.50%, 11/15/2027	680,000	673,364
6.00%, 01/15/2033*	410,000	405,919
6.63%, 03/01/2032*	695,000	708,194
6.75%, 08/15/2028*	790,000	803,533
7.13%, 12/01/2031*	485,000	500,105
		5,546,667
Agriculture — 0.2%
Darling Ingredients, Inc.
6.00%, 06/15/2030*	645,000	646,605
Airlines — 0.1%
JetBlue Airways Corp./JetBlue Loyalty LP
9.88%, 09/20/2031*	475,000	502,836
Auto Parts & Equipment — 0.4%
Adient Global Holdings, Ltd.
7.50%, 02/15/2033*	1,375,000	1,375,599
Banks — 0.6%
Freedom Mtg. Corp.
7.63%, 05/01/2026*	753,000	754,339
12.00%, 10/01/2028*	1,075,000	1,167,593
12.25%, 10/01/2030*	125,000	139,969
		2,061,901
Building Materials — 2.1%
Builders FirstSource, Inc.
5.00%, 03/01/2030*	2,235,000	2,151,563
CP Atlas Buyer, Inc.
7.00%, 12/01/2028*	560,000	490,559
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.
6.63%, 12/15/2030*	1,730,000	1,750,193
Quikrete Holdings, Inc.
6.38%, 03/01/2032*	565,000	573,198
6.75%, 03/01/2033*	270,000	274,112
Standard Building Solutions, Inc.
6.50%, 08/15/2032*	900,000	911,491
Standard Industries, Inc.
4.38%, 07/15/2030*	1,350,000	1,261,266
		7,412,382
Chemicals — 2.3%
Avient Corp.
6.25%, 11/01/2031*	175,000	175,494
7.13%, 08/01/2030*	1,690,000	1,741,444
Axalta Coating Systems Dutch Holding B BV
7.25%, 02/15/2031*	965,000	1,005,024
Mativ Holdings, Inc.
8.00%, 10/01/2029*#	1,750,000	1,620,793
Security Description		Shares or Principal Amount	Value

Chemicals (continued)
Olympus Water US Holding Corp.
7.25%, 06/15/2031*		$ 400,000	$ 406,920
9.75%, 11/15/2028*		2,900,000	3,052,212
			8,001,887
Commercial Services — 4.9%
Allied Universal Holdco LLC
7.88%, 02/15/2031*		3,350,000	3,454,657
Allied Universal Holdco LLC/Allied Universal Finance Corp.
9.75%, 07/15/2027*		575,000	578,755
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl
4.88%, 06/01/2028	GBP	1,325,000	1,576,784
Belron UK Finance PLC
5.75%, 10/15/2029*		870,000	868,799
Boost Newco Borrower LLC
7.50%, 01/15/2031*		1,540,000	1,610,853
Garda World Security Corp.
8.25%, 08/01/2032*		1,535,000	1,575,433
8.38%, 11/15/2032*		1,525,000	1,567,517
Herc Holdings, Inc.
5.50%, 07/15/2027*		555,000	551,412
6.63%, 06/15/2029*		250,000	253,534
Raven Acquisition Holdings LLC
6.88%, 11/15/2031*		865,000	855,253
Service Corp. International
3.38%, 08/15/2030		1,575,000	1,417,941
5.75%, 10/15/2032		140,000	138,891
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%, 08/15/2032*		910,000	927,356
United Rentals North America, Inc.
4.88%, 01/15/2028		835,000	823,645
6.13%, 03/15/2034*		780,000	788,808
			16,989,638
Computers — 3.3%
Amentum Holdings, Inc.
7.25%, 08/01/2032*		1,615,000	1,648,406
Fortress Intermediate 3, Inc.
7.50%, 06/01/2031*		3,525,000	3,648,393
Insight Enterprises, Inc.
6.63%, 05/15/2032*		1,875,000	1,908,373
McAfee Corp.
7.38%, 02/15/2030*		4,380,000	4,267,745
			11,472,917
Distribution/Wholesale — 0.6%
Windsor Holdings III LLC
8.50%, 06/15/2030*		2,025,000	2,141,577
Diversified Financial Services — 6.2%
Credit Acceptance Corp.
6.63%, 03/15/2030*		730,000	731,080
9.25%, 12/15/2028*		1,240,000	1,323,437
Freedom Mtg. Holdings LLC
8.38%, 04/01/2032*		845,000	845,000
9.25%, 02/01/2029*		1,150,000	1,200,438
Hightower Holding LLC
9.13%, 01/31/2030*#		1,355,000	1,424,219
Nationstar Mtg. Holdings, Inc.
7.13%, 02/01/2032*		575,000	592,423

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
Nationstar Mtg. Holdings, Inc.
5.13%, 12/15/2030*		$ 2,555,000	$ 2,412,597
5.50%, 08/15/2028*		250,000	245,022
6.50%, 08/01/2029*		250,000	251,678
OneMain Finance Corp.
5.38%, 11/15/2029#		2,460,000	2,403,705
7.88%, 03/15/2030		765,000	804,460
9.00%, 01/15/2029		401,000	423,461
PennyMac Financial Services, Inc.
5.75%, 09/15/2031*		170,000	163,174
6.88%, 02/15/2033*		290,000	290,067
7.13%, 11/15/2030*		1,400,000	1,429,169
7.88%, 12/15/2029*		1,110,000	1,162,253
Planet Financial Group LLC
10.50%, 12/15/2029*		1,290,000	1,338,237
TrueNoord Capital DAC
8.75%, 03/01/2030*		1,610,000	1,646,951
United Wholesale Mtg. LLC
5.50%, 04/15/2029*		3,065,000	2,973,890
			21,661,261
Electric — 0.9%
Clearway Energy Operating LLC
3.75%, 02/15/2031*		2,105,000	1,873,759
4.75%, 03/15/2028*		1,140,000	1,107,238
Edison International
5.38%, 03/09/2026(1)		100,000	96,014
8.13%, 06/15/2053#		100,000	98,523
			3,175,534
Electronics — 0.7%
Imola Merger Corp.
4.75%, 05/15/2029*		2,385,000	2,294,446
Entertainment — 4.2%
Caesars Entertainment, Inc.
4.63%, 10/15/2029*		350,000	330,732
6.00%, 10/15/2032*#		3,120,000	3,042,384
6.50%, 02/15/2032*		185,000	187,646
Cinemark USA, Inc.
5.25%, 07/15/2028*#		1,374,000	1,345,218
7.00%, 08/01/2032*#		170,000	173,859
Cirsa Finance International Sarl
6.50%, 03/15/2029*	EUR	255,000	278,397
7.88%, 07/31/2028*	EUR	1,040,000	1,139,119
Great Canadian Gaming Corp.
8.75%, 11/15/2029*		1,775,000	1,869,545
Speedway Motorsports LLC/Speedway Funding II, Inc.
4.88%, 11/01/2027*		2,633,000	2,547,374
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
6.25%, 03/15/2033*#		380,000	379,151
7.13%, 02/15/2031*		3,235,000	3,404,805
			14,698,230
Environmental Control — 0.3%
Reworld Holding Corp.
4.88%, 12/01/2029*		165,000	155,486
5.00%, 09/01/2030		1,085,000	1,012,797
			1,168,283
Security Description	Shares or Principal Amount	Value

Food — 1.6%
B&G Foods, Inc.
5.25%, 09/15/2027#	$ 889,000	$ 834,457
8.00%, 09/15/2028*	920,000	940,092
Performance Food Group, Inc.
4.25%, 08/01/2029*	350,000	329,875
5.50%, 10/15/2027*	540,000	537,583
6.13%, 09/15/2032*	300,000	301,515
Post Holdings, Inc.
6.25%, 10/15/2034*	1,235,000	1,227,949
6.38%, 03/01/2033*	1,300,000	1,296,179
		5,467,650
Healthcare-Products — 1.8%
Avantor Funding, Inc.
4.63%, 07/15/2028*	2,555,000	2,472,694
Medline Borrower LP
3.88%, 04/01/2029*	2,755,000	2,582,572
5.25%, 10/01/2029*	1,364,000	1,322,274
		6,377,540
Healthcare-Services — 1.6%
CHS/Community Health Systems, Inc.
4.75%, 02/15/2031*	1,785,000	1,449,819
5.25%, 05/15/2030*	675,000	572,138
8.00%, 12/15/2027*	30,000	29,808
Star Parent, Inc.
9.00%, 10/01/2030*	600,000	628,027
Surgery Center Holdings, Inc.
7.25%, 04/15/2032*#	1,190,000	1,190,344
Tenet Healthcare Corp.
6.13%, 06/15/2030	1,575,000	1,578,192
		5,448,328
Home Builders — 3.0%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/2029*	997,000	932,866
4.63%, 04/01/2030*	607,000	563,100
6.63%, 01/15/2028*	1,556,000	1,559,331
Century Communities, Inc.
3.88%, 08/15/2029*	1,715,000	1,563,749
KB Home
4.80%, 11/15/2029	510,000	495,295
M/I Homes, Inc.
3.95%, 02/15/2030	1,635,000	1,504,098
4.95%, 02/01/2028	720,000	705,367
STL Holding Co. LLC
8.75%, 02/15/2029*	1,625,000	1,713,995
Taylor Morrison Communities, Inc.
5.13%, 08/01/2030*	155,000	150,580
5.75%, 01/15/2028*	1,455,000	1,455,319
		10,643,700
Housewares — 0.2%
Newell Brands, Inc.
6.38%, 05/15/2030	730,000	727,671
6.63%, 05/15/2032#	140,000	139,247
		866,918
Insurance — 3.1%
Acrisure LLC/Acrisure Finance, Inc.
7.50%, 11/06/2030*	2,075,000	2,142,083
8.50%, 06/15/2029*	1,525,000	1,597,803

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
7.38%, 10/01/2032*		$ 1,700,000	$ 1,735,105
Ardonagh Finco, Ltd.
7.75%, 02/15/2031*		1,700,000	1,751,241
HUB International, Ltd.
7.25%, 06/15/2030*		925,000	955,247
7.38%, 01/31/2032*		2,525,000	2,591,364
			10,772,843
Internet — 1.3%
Cerved Group SpA
6.00%, 02/15/2029	EUR	630,000	626,257
Gen Digital, Inc.
7.13%, 09/30/2030*#		300,000	309,378
Rakuten Group, Inc.
8.13%, 12/15/2029*(1)		1,150,000	1,161,504
9.75%, 04/15/2029*		725,000	796,096
United Group BV
6.75%, 02/15/2031*	EUR	720,000	769,299
United Group BV FRS
6.81%, (3 ME+4.25%), 02/15/2031*	EUR	900,000	942,951
			4,605,485
Iron/Steel — 0.4%
ATI, Inc.
4.88%, 10/01/2029		1,314,000	1,262,854
Leisure Time — 1.3%
Carnival Corp.
6.00%, 05/01/2029*		515,000	516,373
NCL Corp., Ltd.
5.88%, 02/15/2027*		265,000	265,663
6.75%, 02/01/2032*		1,390,000	1,420,880
8.13%, 01/15/2029*		265,000	281,109
Viking Cruises, Ltd.
5.88%, 09/15/2027*		725,000	724,153
9.13%, 07/15/2031*		1,100,000	1,193,794
			4,401,972
Lodging — 0.9%
Station Casinos LLC
6.63%, 03/15/2032*		1,715,000	1,730,546
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 05/15/2027*		490,000	486,052
Wynn Macau, Ltd.
5.50%, 01/15/2026*		900,000	895,404
			3,112,002
Machinery-Diversified — 0.5%
TK Elevator Holdco GmbH
7.63%, 07/15/2028*#		825,000	830,677
TK Elevator US Newco, Inc.
5.25%, 07/15/2027*		995,000	985,081
			1,815,758
Media — 8.4%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031*		3,245,000	2,911,256
4.25%, 01/15/2034*		1,100,000	922,097
4.50%, 08/15/2030*		1,555,000	1,422,917
Security Description		Shares or Principal Amount	Value

Media (continued)
4.50%, 05/01/2032		$ 1,240,000	$ 1,092,595
4.75%, 02/01/2032*		1,600,000	1,437,576
7.38%, 03/01/2031*		1,625,000	1,672,307
CSC Holdings LLC
5.75%, 01/15/2030*		1,490,000	856,750
11.75%, 01/31/2029*		3,595,000	3,510,182
Directv Financing LLC
8.88%, 02/01/2030*		850,000	829,386
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.
10.00%, 02/15/2031*		900,000	883,344
Paramount Global
6.88%, 04/30/2036		2,200,000	2,313,407
Scripps Escrow, Inc.
5.88%, 07/15/2027*#		1,585,000	1,283,589
Sirius XM Radio, Inc.
4.13%, 07/01/2030*		1,125,000	1,010,412
Sunrise FinCo I BV
4.88%, 07/15/2031*		1,925,000	1,796,574
Univision Communications, Inc.
8.50%, 07/31/2031*		2,825,000	2,816,287
Virgin Media Secured Finance PLC
4.25%, 01/15/2030	GBP	1,175,000	1,302,516
4.50%, 08/15/2030*		1,360,000	1,209,706
Ziggo BV
4.88%, 01/15/2030*		2,175,000	2,002,320
			29,273,221
Metal Fabricate/Hardware — 0.2%
Advanced Drainage Systems, Inc.
6.38%, 06/15/2030*		747,000	756,612
Mining — 1.5%
Constellium SE
3.75%, 04/15/2029*		415,000	382,129
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/2031*		75,000	68,812
4.50%, 09/15/2027*		1,010,000	985,358
5.88%, 04/15/2030*		2,235,000	2,225,789
Novelis Corp.
4.75%, 01/30/2030*		1,630,000	1,536,353
			5,198,441
Oil & Gas — 6.8%
Diamond Foreign Asset Co. / Diamond Finance LLC
8.50%, 10/01/2030*		2,370,000	2,457,787
Matador Resources Co.
6.50%, 04/15/2032*		795,000	795,019
6.88%, 04/15/2028*		1,345,000	1,373,787
Nabors Industries, Inc.
9.13%, 01/31/2030*		1,205,000	1,225,230
Noble Finance II LLC
8.00%, 04/15/2030*		2,995,000	3,026,492
Northern Oil & Gas, Inc.
8.75%, 06/15/2031*		1,025,000	1,067,338
Permian Resources Operating LLC
6.25%, 02/01/2033*		585,000	587,939
8.00%, 04/15/2027*		875,000	896,689
Range Resources Corp.
4.75%, 02/15/2030*		695,000	663,356
SM Energy Co.
6.50%, 07/15/2028		165,000	165,379
6.75%, 08/01/2029*		525,000	525,894

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
7.00%, 08/01/2032*		$ 1,420,000	$ 1,420,630
Sunoco LP
7.00%, 05/01/2029*		515,000	533,679
7.25%, 05/01/2032*		1,215,000	1,267,873
Talos Production, Inc.
9.00%, 02/01/2029*		525,000	542,909
9.38%, 02/01/2031*		1,550,000	1,594,962
Transocean, Inc.
8.50%, 05/15/2031*#		850,000	839,355
8.75%, 02/15/2030*		2,404,000	2,509,377
Vital Energy, Inc.
7.75%, 07/31/2029*#		600,000	595,516
7.88%, 04/15/2032*#		100,000	96,412
9.75%, 10/15/2030		1,375,000	1,442,786
			23,628,409
Oil & Gas Services — 2.0%
Enerflex, Ltd.
9.00%, 10/15/2027*		2,190,000	2,277,718
USA Compression Partners LP/USA Compression Finance Corp.
7.13%, 03/15/2029*		1,875,000	1,927,001
Weatherford International, Ltd.
8.63%, 04/30/2030*		2,775,000	2,865,143
			7,069,862
Packaging & Containers — 4.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13%, 08/15/2026*#		1,750,000	1,583,750
5.25%, 08/15/2027*#		2,400,000	1,225,680
5.25%, 08/15/2027*#		200,000	102,140
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029*		785,000	792,896
8.75%, 04/15/2030*		1,675,000	1,700,453
Graphic Packaging International LLC
3.75%, 02/01/2030*		965,000	888,085
6.38%, 07/15/2032*		1,225,000	1,242,755
LABL, Inc.
8.63%, 10/01/2031*		2,195,000	1,983,727
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2027*		805,000	817,208
9.25%, 04/15/2027*		1,625,000	1,649,204
Owens-Brockway Glass Container, Inc.
7.25%, 05/15/2031*#		1,990,000	1,956,479
7.38%, 06/01/2032*		595,000	575,439
			14,517,816
Pharmaceuticals — 0.4%
Teva Pharmaceutical Finance Netherlands II BV
7.88%, 09/15/2031	EUR	1,010,000	1,273,332
Pipelines — 2.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
6.63%, 02/01/2032*		2,150,000	2,196,427
Buckeye Partners LP
3.95%, 12/01/2026		751,000	730,275
4.13%, 12/01/2027		765,000	737,831
4.50%, 03/01/2028*		560,000	543,512
5.60%, 10/15/2044		1,153,000	985,522
6.75%, 02/01/2030*		200,000	205,427
6.88%, 07/01/2029*		1,345,000	1,379,522
Security Description		Shares or Principal Amount	Value

Pipelines (continued)
DT Midstream, Inc.
4.13%, 06/15/2029*		$ 1,388,000	$ 1,315,884
EQM Midstream Partners LP
4.75%, 01/15/2031*		785,000	757,812
7.50%, 06/01/2030*		145,000	157,690
			9,009,902
Real Estate — 0.7%
Canary Wharf Group Investment Holdings PLC
3.38%, 04/23/2028	GBP	2,275,000	2,587,720
REITS — 2.5%
Brandywine Operating Partnership LP
4.55%, 10/01/2029#		695,000	637,343
8.30%, 03/15/2028		80,000	84,624
8.88%, 04/12/2029		375,000	401,861
Hudson Pacific Properties LP
4.65%, 04/01/2029#		1,585,000	1,238,175
5.95%, 02/15/2028		375,000	332,283
Iron Mountain, Inc.
5.25%, 07/15/2030*		975,000	941,253
6.25%, 01/15/2033*		370,000	372,136
7.00%, 02/15/2029*		1,325,000	1,364,640
Pebblebrook Hotel LP / PEB Finance Corp.
6.38%, 10/15/2029*		1,755,000	1,760,993
RHP Hotel Properties LP/RHP Finance Corp.
6.50%, 04/01/2032*		460,000	465,986
7.25%, 07/15/2028*		1,250,000	1,295,368
			8,894,662
Retail — 6.4%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 01/15/2028*		1,865,000	1,788,180
4.38%, 01/15/2028*		500,000	483,430
Asbury Automotive Group, Inc.
4.63%, 11/15/2029*#		915,000	871,931
5.00%, 02/15/2032*		880,000	821,033
Cougar JV Subsidiary LLC
8.00%, 05/15/2032*		1,940,000	2,053,744
FirstCash, Inc.
4.63%, 09/01/2028*		885,000	855,303
5.63%, 01/01/2030*		125,000	122,651
LBM Acquisition LLC
6.25%, 01/15/2029*		4,102,000	3,775,426
Michaels Cos., Inc.
5.25%, 05/01/2028*		735,000	551,422
PetSmart, Inc./PetSmart Finance Corp.
4.75%, 02/15/2028*		890,000	845,070
7.75%, 02/15/2029*		1,725,000	1,669,203
Specialty Building Products Holdings LLC/SBP Finance Corp.
7.75%, 10/15/2029*		1,561,000	1,595,389
Staples, Inc.
10.75%, 09/01/2029*		2,800,000	2,674,037
Victoria's Secret & Co.
4.63%, 07/15/2029*#		1,900,000	1,728,950
Walgreens Boots Alliance, Inc.
8.13%, 08/15/2029#		1,175,000	1,184,215
Yum! Brands, Inc.
4.63%, 01/31/2032		993,000	933,866
5.38%, 04/01/2032#		624,000	614,186
			22,568,036

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Software — 3.9%
AthenaHealth Group, Inc.
6.50%, 02/15/2030*		$ 3,755,000	$ 3,643,243
Central Parent, Inc./CDK Global, Inc.
7.25%, 06/15/2029*		600,000	556,617
Open Text Corp.
3.88%, 02/15/2028*		640,000	606,100
3.88%, 12/01/2029*		690,000	634,459
Open Text Holdings, Inc.
4.13%, 02/15/2030*		875,000	808,191
4.13%, 12/01/2031*		305,000	273,274
ROBLOX Corp.
3.88%, 05/01/2030*		2,130,000	1,959,740
Rocket Software, Inc.
6.50%, 02/15/2029*		1,900,000	1,828,616
9.00%, 11/28/2028*		225,000	233,076
UKG, Inc.
6.88%, 02/01/2031*		3,055,000	3,135,472
			13,678,788
Telecommunications — 5.0%
Altice Financing SA
5.00%, 01/15/2028*		1,000,000	809,934
5.75%, 08/15/2029*		1,125,000	882,482
Altice France Holding SA
10.50%, 05/15/2027*		800,000	249,897
Altice France SA
5.50%, 01/15/2028*		625,000	503,057
5.50%, 10/15/2029*		400,000	312,452
8.13%, 02/01/2027*		2,840,000	2,547,336
EchoStar Corp.
6.75%, 11/30/2030(2)		1,600,000	1,498,314
Iliad Holding SASU
6.88%, 04/15/2031*	EUR	1,155,000	1,293,552
7.00%, 10/15/2028*		880,000	895,499
7.00%, 04/15/2032*		410,000	414,014
Kaixo Bondco Telecom SA
5.13%, 09/30/2029*	EUR	910,000	959,055
5.13%, 09/30/2029	EUR	800,000	843,125
Level 3 Financing, Inc.
3.75%, 07/15/2029*		1,725,000	1,328,250
3.88%, 10/15/2030*		270,000	211,337
4.00%, 04/15/2031*#		1,630,000	1,267,325
4.88%, 06/15/2029*		400,000	346,000
10.50%, 04/15/2029*		500,000	560,000
Optics Bidco SpA
6.38%, 11/15/2033*#		1,177,000	1,153,460
7.20%, 07/18/2036*		648,000	647,590
7.72%, 06/04/2038*		353,000	364,090
Telecom Italia Capital SA
7.20%, 07/18/2036		217,000	221,215
7.72%, 06/04/2038		243,000	251,534
			17,559,518
Transportation — 0.2%
Stonepeak Nile Parent LLC
7.25%, 03/15/2032*		750,000	770,948
Total Corporate Bonds & Notes (cost $314,690,857)			315,604,031
CONVERTIBLE BONDS & NOTES — 4.2%
Commercial Services — 0.3%
Global Payments, Inc.
1.50%, 03/01/2031*#		1,156,000	1,101,090
Security Description	Shares or Principal Amount	Value

Computers — 0.3%
Seagate HDD Cayman
3.50%, 06/01/2028	$ 675,000	$ 907,538
Healthcare-Products — 0.6%
Insulet Corp.
0.38%, 09/01/2026	926,000	1,200,929
QIAGEN NV
2.50%, 09/10/2031	800,000	786,081
		1,987,010
Home Builders — 0.2%
Meritage Homes Corp.
1.75%, 05/15/2028*#	822,000	798,984
Internet — 0.4%
Uber Technologies, Inc.
0.88%, 12/01/2028	1,042,000	1,292,080
Leisure Time — 0.5%
Carnival Corp.
5.75%, 12/01/2027	425,000	827,050
NCL Corp, Ltd.
2.50%, 02/15/2027	825,000	850,542
		1,677,592
Oil & Gas — 0.2%
Northern Oil & Gas, Inc.
3.63%, 04/15/2029	700,000	754,950
Pharmaceuticals — 0.3%
Jazz Investments I, Ltd.
2.00%, 06/15/2026	225,000	243,563
3.13%, 09/15/2030*	592,000	703,592
		947,155
REITS — 0.4%
Rexford Industrial Realty LP
4.13%, 03/15/2029*	1,050,000	1,043,700
4.38%, 03/15/2027*	525,000	522,637
		1,566,337
Semiconductors — 0.9%
Microchip Technology, Inc.
0.75%, 06/01/2030*#	1,030,000	973,350
ON Semiconductor Corp.
0.50%, 03/01/2029	1,500,000	1,324,650
Synaptics, Inc.
0.75%, 12/01/2031*	900,000	863,100
		3,161,100
Telecommunications — 0.1%
EchoStar Corp.
3.88%, 11/30/2030(2)	425,000	528,859
Total Convertible Bonds & Notes (cost $14,495,172)		14,722,695
LOANS(3)(4)(5) — 2.2%
Building Materials — 0.5%
CP Atlas Buyer, Inc. FRS
BTL-B 8.17%, (SOFR12+3.75%), 11/23/2027	1,826,155	1,735,989
Computers — 0.3%
Fortress Intermediate 3, Inc. FRS
BTL-B 8.07%, (SOFR12+3.75%), 06/27/2031	972,562	974,994

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
LOANS (continued)
Healthcare-Services — 0.2%
Star Parent, Inc. FRS
BTL-B 8.33%, (SOFR4+4.00%), 09/27/2030	$ 600,000	$ 587,550
Insurance — 0.5%
HUB International, Ltd. FRS
BTL-B 6.79%, (SOFR4+2.50%), 06/20/2030	1,643,154	1,644,368
Packaging & Containers — 0.4%
Clydesdale Acquisition Holdings, Inc. FRS
BTL-B 7.50%, (SOFR12+ 3.18%), 04/13/2029	1,586,000	1,585,467
Retail — 0.3%
Specialty Building Products Holdings LLC FRS
BTL-B 8.17%, (SOFR12+3.75%), 10/15/2028	1,127,103	1,117,880
Total Loans (cost $7,716,105)		7,646,248
Total Long-Term Investment Securities (cost $336,902,134)		337,972,974
SHORT-TERM INVESTMENTS — 7.7%
Unaffiliated Investment Companies — 7.7%
State Street Navigator Securities Lending Government Money Market Portfolio 4.36%(6)(7) (cost $27,046,500)	27,046,500	27,046,500
REPURCHASE AGREEMENTS — 1.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 02/28/2025, to be repurchased 03/03/2025 in the amount of $6,555,795 and collateralized by $6,542,200 of United States Treasury Notes, bearing interest at 4.63% due 11/15/2026 and having an approximate value of $6,686,219 (cost $6,555,052)	6,555,052	6,555,052
TOTAL INVESTMENTS (cost $370,503,686)	106.2%	371,574,526
Other assets less liabilities	(6.2)	(21,561,182)
NET ASSETS	100.0%	$350,013,344
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The High Yield Bond Fund has no right to demand registration of these securities. At February 28, 2025, the aggregate value of these securities was $282,366,878 representing 80.7% of net assets.
#	The security or a portion thereof is out on loan.
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in the form of additional securities at the coupon rate listed.
(3)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(4)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. The rate shown represents the rate at the end of the period. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(5)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(6)	The rate shown is the 7-day yield as of February 28, 2025.
(7)	At February 28, 2025, the Fund had loaned securities with a total value of $29,380,203. This was secured by collateral of $27,046,500, which was received in cash and subsequently invested in short-term investments currently valued at $27,046,500 as reported in the Portfolio of Investments. Additional collateral of $3,060,100 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2025
United States Treasury Bills	0.00%	03/18/2025 to 08/14/2025	$607,366
United States Treasury Notes/Bonds	0.00% to 6.25%	04/15/2025 to 02/15/2055	2,452,734
3 ME—3 Month Euribor
DAC—Designated Activity Company
FRS—Floating Rate Security
SOFR12—Secured Overnight Financing Rate 1 month
SOFR4—Secured Overnight Financing Rate 3 month
EUR—Euro Currency
GBP—British Pound
The rates shown on FRS and/or VRS are the current interest rates at February 28, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Citibank, N.A.	USD	176,945	EUR	168,000	03/31/2025	$ —	$(2,432)
Deutsche Bank AG	EUR	8,184,331	USD	8,596,016	03/31/2025	94,422	—
JPMorgan Chase Bank, N.A.	GBP	4,407,000	USD	5,578,253	03/31/2025	35,012	—
UBS AG	USD	572,623	EUR	551,000	03/31/2025	—	(264)
Unrealized Appreciation (Depreciation)						$129,434	$(2,696)

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

EUR—Euro Currency
GBP—British Pound
USD—United States Dollar
The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$315,604,031	$—	$315,604,031
Convertible Bonds & Notes	—	14,722,695	—	14,722,695
Loans	—	7,646,248	—	7,646,248
Short-Term Investments	27,046,500	—	—	27,046,500
Repurchase Agreements	—	6,555,052	—	6,555,052
Total Investments at Value	$27,046,500	$344,528,026	$—	$371,574,526
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$129,434	$—	$129,434
LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$2,696	$—	$2,696
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 2.7%
Banks — 1.1%
Banca Comerciala Romana SA
7.63%, 05/19/2027	EUR	200,000	$ 217,100
Banca Transilvania SA
8.88%, 04/27/2027	EUR	400,000	436,540
Danske Bank A/S
0.75%, 06/09/2029	EUR	1,610,000	1,561,272
mBank SA
0.97%, 09/21/2027	EUR	400,000	400,304
OTP Bank Nyrt
7.50%, 05/25/2027		$ 660,000	679,800
Wells Fargo & Co.
6.49%, 10/23/2034		1,095,000	1,186,864
			4,481,880
Electric — 0.3%
Pacific Gas & Electric Co.
6.15%, 01/15/2033		985,000	1,022,185
Food — 0.1%
NBM US Holdings, Inc.
7.00%, 05/14/2026		483,000	484,121
Investment Companies — 0.3%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.
6.38%, 07/01/2034*		1,000,000	1,004,251
Oil & Gas — 0.5%
Petroleos Mexicanos
5.95%, 01/28/2031		880,000	748,919
6.84%, 01/23/2030		1,500,000	1,380,399
			2,129,318
Pipelines — 0.4%
Energy Transfer LP
5.80%, 06/15/2038		1,159,000	1,175,455
Greensaif Pipelines Bidco SARL
6.51%, 02/23/2042*		450,000	469,292
			1,644,747
Total Corporate Bonds & Notes (cost $10,527,096)			10,766,502
ASSET BACKED SECURITIES — 1.1%
Auto Loan Receivables — 0.5%
Avis Budget Rental Car Funding AESOP LLC
Series 2023-3A, Class A 5.44%, 02/22/2028*		1,280,000	1,299,297
Drive Auto Receivables Trust
Series 2021-2, Class D 1.39%, 03/15/2029		829,929	818,764
			2,118,061
Other Asset Backed Securities — 0.6%
PRET LLC
Series 2021-NPL3, Class A1 4.87%, 07/25/2051*(1)		430,043	429,819
Wendy's Funding LLC
Series 2021-1A, Class A2I 2.37%, 06/15/2051*		1,673,484	1,522,209
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Wingstop Funding LLC
Series 2020-1A, Class A2 2.84%, 12/05/2050*	$ 310,275	$ 293,271
		2,245,299
Total Asset Backed Securities (cost $4,482,127)		4,363,360
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.7%
Commercial and Residential — 2.5%
Ajax Mtg. Loan Trust
Series 2021-C, Class A 5.12%, 01/25/2061*(1)	222,615	222,776
BRAVO Residential Funding Trust VRS
Series 2021-NQM1, Class A1 0.94%, 02/25/2049*(2)	179,226	166,085
BXSC Commercial Mtg. Trust FRS
Series 2022-WSS, Class C 6.70%, (TSFR1M+2.39%), 03/15/2035*	1,135,000	1,136,419
CSMC Trust VRS
Series 2021-NQM4, Class A1 1.10%, 05/25/2066*(2)	788,463	672,503
Series 2021-RPL2, Class M3 3.63%, 01/25/2060*(2)	376,575	263,362
Series 2021-RPL4, Class A1 4.10%, 12/27/2060*(2)	349,551	348,718
Ellington Financial Mtg. Trust VRS
Series 2021-2, Class A1 0.93%, 06/25/2066*(2)	232,861	191,730
GCAT Trust VRS
Series 2021-NQM3, Class A1 1.09%, 05/25/2066*(2)	600,346	515,360
HIH Trust FRS
Series 2024-61P, Class B 6.65%, (TSFR1M2.34%), 10/15/2041*	170,000	170,691
Legacy Mtg. Asset Trust
Series 2021-GS2, Class A1 4.75%, 04/25/2061*(1)	336,072	335,763
Series 2021-GS3, Class A1 4.75%, 07/25/2061*(1)	454,862	454,273
MFA Trust VRS
Series 2021-NQM1, Class A1 1.15%, 04/25/2065*(2)	223,245	207,539
New Residential Mtg. Loan Trust VRS
Series 2021-NQ2R, Class A1 0.94%, 10/25/2058*(2)	153,234	145,442
NMLT Trust VRS
Series 2021-INV1, Class A1 1.19%, 05/25/2056*(2)	962,251	830,231
PRPM LLC
Series 2021-5, Class A1 4.79%, 06/25/2026*(1)	587,576	586,810
ROCK Trust
Series 2024-CNTR, Class B 5.93%, 11/13/2041*	135,000	138,098
SG Residential Mtg. Trust VRS
Series 2021-1, Class A1 1.16%, 07/25/2061*(2)	887,475	718,235
SHR Trust FRS
6.76%, (TSFR1M+2.45%), 10/15/2041*	1,255,000	1,264,410
Starwood Mtg. Residential Trust VRS
Series 2021-2, Class A1 0.94%, 05/25/2065*(2)	140,874	130,918

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(2)		$ 1,639,974	$ 1,463,597
			9,962,960
U.S. Government Agency — 0.2%
Federal Home Loan Mtg. Corp. REMIC FRS
Series 3925, Class FL 4.90%, (SOFR30A+0.56%), 01/15/2041		67,346	67,263
Series 4001, Class FM 4.95%, (SOFR30A+0.61%), 02/15/2042		124,636	123,168
Series 3355, Class BF 5.15%, (SOFR30A+0.81%), 08/15/2037		145,646	146,013
Federal National Mtg. Assoc. REMIC FRS
Series 2012-93, Class BF 4.87%, (SOFR30A+0.51%), 09/25/2042		180,082	177,332
Government National Mtg. Assoc. REMIC FRS
Series 2010-14, Class FN 4.98%, (TSFR1M+0.66%), 02/16/2040		89,487	89,332
			603,108
Total Collateralized Mortgage Obligations (cost $11,469,086)			10,566,068
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 58.4%
U.S. Government — 52.5%
United States Treasury Bonds TIPS
0.25%, 02/15/2050(3)		14,350,293	8,989,661
0.63%, 02/15/2043(3)		9,437,381	7,357,252
0.75%, 02/15/2042 to 02/15/2045(3)		42,977,705	33,632,797
0.88%, 02/15/2047(3)		5,523,850	4,271,332
1.00%, 02/15/2046(3)		11,867,231	9,555,522
1.38%, 02/15/2044(3)		7,204,184	6,372,397
1.50%, 02/15/2053(3)		987,400	843,010
United States Treasury Notes TIPS
0.13%, 01/15/2030 to 07/15/2031(3)		48,892,651	45,157,120
0.63%, 07/15/2032(3)		9,156,919	8,505,673
0.88%, 01/15/2029(3)		23,735,411	23,263,986
1.38%, 07/15/2033(3)		18,299,608	17,805,144
1.75%, 01/15/2034(3)		29,620,583	29,531,417
1.88%, 07/15/2034(3)		4,093,565	4,130,639
2.13%, 01/15/2035(3)		8,750,438	8,987,677
			208,403,627
U.S. Government Agency — 5.9%
Tennessee Valley Authority
5.25%, 02/01/2055		4,000,000	4,098,108
Uniform Mtg. Backed Securities
5.50%, March 30 TBA		9,200,000	9,211,470
6.00%, March 30 TBA		10,200,000	10,366,640
			23,676,218
Total U.S. Government & Agency Obligations (cost $263,799,229)			232,079,845
FOREIGN GOVERNMENT OBLIGATIONS — 33.0%
Regional(State/Province) — 1.6%
Province of Ontario, Canada TIPS
2.00%, 12/01/2036(3)	CAD	7,520,800	5,266,353
Queensland Treasury Corp.
5.25%, 07/21/2036*	AUD	2,000,000	1,243,780
			6,510,133
Security Description		Shares or Principal Amount	Value

Sovereign — 31.4%
Commonwealth of Australia TIPS
0.75%, 11/21/2027(3)	AUD	15,743,887	$ 9,544,834
1.25%, 08/21/2040(3)	AUD	8,506,952	4,539,134
2.00%, 08/21/2035(3)	AUD	25,629,826	15,776,717
Federative Republic of Brazil TIPS
6.00%, 05/15/2027(3)	BRL	11,416,000	8,470,124
6.00%, 05/15/2035(3)	BRL	10,467,000	7,026,404
French Republic Government Bond OAT TIPS
0.10%, 07/25/2031*(3)	EUR	17,273,532	17,171,807
Government of New Zealand TIPS
2.50%, 09/20/2035(3)	NZD	17,195,000	12,404,729
2.50%, 09/20/2040(3)	NZD	11,713,751	6,152,875
Government of Romania
4.63%, 04/03/2049	EUR	1,850,000	1,506,101
Government of Spain TIPS
0.70%, 11/30/2033*(3)	EUR	9,068,625	9,123,818
Republic of Italy TIPS
0.55%, 05/21/2026*(3)	EUR	16,006,739	16,513,340
United Mexican States
6.00%, 05/07/2036		$ 500,000	485,235
United Mexican States TIPS
2.75%, 11/27/2031(3)	MXN	314,277,555	13,181,951
4.00%, 10/29/2054(3)	MXN	68,047,807	2,738,929
			124,635,998
Total Foreign Government Obligations (cost $141,420,407)			131,146,131
MUNICIPAL SECURITIES — 0.8%
City of New York, NY General Obligation Bonds
5.99%, 12/01/2036		1,580,000	1,648,970
Illinois State Toll Highway Authority Revenue Bonds
5.85%, 12/01/2034		1,520,000	1,583,853
Total Municipal Securities (cost $3,625,636)			3,232,823
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 1.00%, 12/31/2049†(4) (cost $0)		1,000,000	984
Total Long-Term Investment Securities (cost $435,323,581)			392,155,713

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 8.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 02/28/2025, to be repurchased 03/03/2025 in the amount of $34,330,846 and collateralized by $30,694,800 of United States Treasury Inflation Indexed Notes, bearing interest at 0.13% due 10/15/2026 and having an approximate value of $35,013,561
(cost $34,326,955)	$ 34,326,955	$ 34,326,955
TOTAL INVESTMENTS (cost $469,650,536)	107.4%	426,482,668
Other assets less liabilities	(7.4)	(29,237,635)
NET ASSETS	100.0%	$397,245,033
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Inflation Protected Fund has no right to demand registration of these securities. At February 28, 2025, the aggregate value of these securities was $59,033,844 representing 14.9% of net assets.
†	Non-income producing security
(1)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of February 28, 2025.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Principal amount of security is adjusted for inflation.
(4)	Securities classified as Level 3 (see Note 1).
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
VRS—Variable Rate Security
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
EUR—Euro Currency
MXN—Mexican Peso
NZD—New Zealand Dollar
The rates shown on FRS and/or VRS are the current interest rates at February 28, 2025 and unless noted otherwise, the dates shown are the original maturity dates.

Inflation Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Bank of America, N.A.	34,940,000	USD	Fixed 3.430%	12-Month USA CPI	Maturity	Maturity	Apr 2027	$—	$106,514	$106,514
Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	3,525,000	USD	Fixed 3.750%	12-Month SOFR	Annual	Annual	Mar 2055	$146,314	$(168,030)	$(21,716)
CPI—Consumer Price Index
SOFR—Secured Overnight Financing Rate
USD—United States Dollar
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
44	Long	U.S. Treasury Long Bonds	June 2025	$ 5,162,869	$ 5,196,125	$ 33,256
52	Long	U.S. Treasury Ultra Bonds	June 2025	6,304,702	6,454,500	149,798
121	Short	Euro-BTP	March 2025	15,409,203	15,136,375	272,828
95	Short	Euro-BUND	March 2025	13,490,748	13,125,639	365,109
113	Short	Euro-OAT	March 2025	14,814,797	14,600,988	213,809
						$1,034,800
						Unrealized (Depreciation)
217	Long	Australian 10 Year Bonds	March 2025	$15,361,273	$15,286,028	$ (75,245)
346	Short	Canada 10 Year Bonds	June 2025	29,466,083	29,839,585	(373,502)
16	Short	Long Gilt	June 2025	1,860,569	1,880,409	(19,840)
48	Short	U.S. Treasury 10 Year Notes	June 2025	5,265,229	5,332,500	(67,271)

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Futures Contracts — (continued)

Numberof Contracts	Type	Description	ExpirationMonth	NotionalBasis*	NotionalValue*	Unrealized (Depreciation)
276	Short	U.S. Treasury 2 Year Notes	June 2025	$56,906,915	$57,123,375	$ (216,460)
311	Short	U.S. Treasury 5 Year Notes	June 2025	33,254,629	33,568,562	(313,933)
						$(1,066,251)
		Net Unrealized Appreciation (Depreciation)				$(31,451)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Australia & New Zealand Banking Group	NZD	58,904,000	USD	34,110,835	03/19/2025	$1,136,946	$ —
Bank of America, N.A.	NZD	22,177,000	USD	12,617,981	03/19/2025	203,511	—
Bank of Montreal	USD	5,482,128	CAD	7,862,000	03/19/2025	—	(44,129)
BNP Paribas SA	USD	817,004	AUD	1,310,000	03/19/2025	—	(4,054)
Citibank, N.A.	BRL	1,900,000	USD	331,205	03/19/2025	9,420	—
Deutsche Bank AG	AUD	50,742,000	USD	32,302,753	03/19/2025	813,681	—
	CAD	14,996,000	USD	10,616,480	03/19/2025	244,024	—
	EUR	45,081,000	USD	47,619,408	03/19/2025	820,186	—
						1,877,891	—
Goldman Sachs International	BRL	91,986,000	USD	15,084,371	03/19/2025	—	(494,415)
	EUR	510,000	USD	529,964	03/19/2025	526	—
	USD	296,718	MXN	6,100,000	03/19/2025	—	(587)
						526	(495,002)
HSBC Bank PLC	MXN	6,900,000	USD	333,213	03/19/2025	—	(1,755)
	USD	27,778,588	NZD	48,580,000	03/19/2025	—	(583,974)
						—	(585,729)
JPMorgan Chase Bank, N.A.	AUD	1,080,000	USD	679,528	03/19/2025	9,310	—
	MXN	6,500,000	USD	315,912	03/19/2025	363	—
	USD	346,228	BRL	2,200,000	03/19/2025	26,365	—
						36,038	—
Standard Chartered Bank	USD	600,580	AUD	945,000	03/19/2025	—	(14,139)
UBS AG	MXN	322,091,000	USD	15,752,328	03/19/2025	116,084	—
Unrealized Appreciation (Depreciation)						$3,380,416	$(1,143,053)
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
EUR—Euro Currency
MXN—Mexican Peso
NZD—New Zealand Dollar
USD—United States Dollar

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$10,766,502	$—	$10,766,502
Asset Backed Securities	—	4,363,360	—	4,363,360
Collateralized Mortgage Obligations	—	10,566,068	—	10,566,068
U.S. Government & Agency Obligations	—	232,079,845	—	232,079,845
Foreign Government Obligations	—	131,146,131	—	131,146,131
Municipal Securities	—	3,232,823	—	3,232,823
Escrows and Litigation Trusts	—	—	984	984
Repurchase Agreements	—	34,326,955	—	34,326,955
Total Investments at Value	$—	$426,481,684	$984	$426,482,668
Other Financial Instruments:†
Swaps	$—	$106,514	$—	$106,514
Futures Contracts	1,034,800	—	—	1,034,800
Forward Foreign Currency Contracts	—	3,380,416	—	3,380,416
Total Other Financial Instruments	$1,034,800	$3,486,930	$—	$4,521,730
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$168,030	$—	$168,030
Futures Contracts	1,066,251	—	—	1,066,251
Forward Foreign Currency Contracts	—	1,143,053	—	1,143,053
Total Other Financial Instruments	$1,066,251	$1,311,083	$—	$2,377,334
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.7%
Australia — 6.5%
ANZ Group Holdings, Ltd.	283,484	$ 5,276,375
APA Group#	123,261	566,126
Aristocrat Leisure, Ltd.	53,917	2,417,479
ASX, Ltd.	18,456	772,233
BHP Group, Ltd.	482,957	11,715,505
BlueScope Steel, Ltd.	41,766	632,966
Brambles, Ltd.	132,577	1,729,773
CAR Group, Ltd.	35,934	838,715
Cochlear, Ltd.	6,233	1,002,620
Coles Group, Ltd.	127,576	1,584,102
Commonwealth Bank of Australia	159,300	15,636,761
Computershare, Ltd.	50,479	1,296,148
CSL, Ltd.	46,090	7,478,275
Endeavour Group, Ltd.	144,904	376,779
Fortescue, Ltd.	161,189	1,659,250
Goodman Group#	163,761	3,228,684
GPT Group	182,334	522,827
Insurance Australia Group, Ltd.	225,611	1,111,787
Lottery Corp., Ltd.	211,861	627,475
Macquarie Group, Ltd.	34,465	4,907,481
Medibank Private, Ltd.	262,140	711,309
Mineral Resources, Ltd.#†	16,836	239,187
Mirvac Group	375,585	484,844
National Australia Bank, Ltd.	292,602	6,465,328
Northern Star Resources, Ltd.	109,433	1,173,856
Orica, Ltd.	46,357	475,299
Origin Energy, Ltd.	163,980	1,120,202
Pro Medicus, Ltd.	5,472	871,883
Qantas Airways, Ltd.†	72,932	434,186
QBE Insurance Group, Ltd.	143,292	1,919,085
Ramsay Health Care, Ltd.	17,535	377,198
REA Group, Ltd.#	5,031	752,475
Reece, Ltd.	21,521	233,363
Rio Tinto, Ltd.#	35,336	2,498,637
Santos, Ltd.	309,138	1,265,962
Scentre Group	495,125	1,038,959
SEEK, Ltd.	33,965	510,993
SGH, Ltd.#	19,371	627,468
Sonic Healthcare, Ltd.	43,442	744,512
South32, Ltd.	431,029	948,530
Stockland	227,223	720,692
Suncorp Group, Ltd.	103,073	1,297,085
Telstra Group, Ltd.	384,931	992,679
Transurban Group	295,414	2,425,802
Treasury Wine Estates, Ltd.	77,236	524,424
Vicinity, Ltd.	368,312	499,334
Washington H. Soul Pattinson & Co., Ltd.#	22,745	483,781
Wesfarmers, Ltd.	108,015	5,022,348
Westpac Banking Corp.	327,266	6,508,599
WiseTech Global, Ltd.	18,128	1,031,061
Woodside Energy Group, Ltd.#	180,733	2,771,435
Woolworths Group, Ltd.	116,277	2,174,729
		110,726,606
Austria — 0.2%
Erste Group Bank AG	32,054	2,151,344
OMV AG	14,020	618,440
Verbund AG	6,483	489,774
		3,259,558
Belgium — 0.8%
Ageas SA	15,211	835,057
Security Description	Shares or Principal Amount	Value

Belgium (continued)
Anheuser-Busch InBev SA NV	85,535	$ 5,123,929
D'ieteren Group#	2,046	339,676
Elia Group SA	2,801	185,435
Groupe Bruxelles Lambert NV	7,906	566,880
KBC Group NV	21,848	1,907,484
Lotus Bakeries NV#	40	362,277
Sofina SA#	1,469	364,179
Syensqo SA#	7,056	519,627
UCB SA#	12,035	2,288,262
Warehouses De Pauw CVA#	17,176	373,736
		12,866,542
Bermuda — 0.1%
Aegon, Ltd.#	128,521	813,492
CK Infrastructure Holdings, Ltd.	60,500	415,222
Hongkong Land Holdings, Ltd.	105,100	475,745
Jardine Matheson Holdings, Ltd.	15,386	616,798
		2,321,257
Denmark — 2.7%
AP Moller-Maersk A/S, Series A	280	484,781
AP Moller-Maersk A/S, Series B	434	761,714
Carlsberg A/S, Class B	9,095	1,142,026
Coloplast A/S, Class B	12,006	1,281,831
Danske Bank A/S	65,654	2,210,378
Demant A/S†	8,419	304,574
DSV A/S	19,455	3,913,474
Genmab A/S†	5,986	1,354,260
Novo Nordisk A/S, Class B	306,554	27,789,998
Novonesis (Novozymes), Class B	33,542	2,034,286
Orsted A/S*†	16,007	698,070
Pandora A/S	7,806	1,382,129
Rockwool A/S, Class B	895	355,354
Tryg A/S	32,271	706,333
Vestas Wind Systems A/S†	96,125	1,363,406
Zealand Pharma A/S†	6,085	566,289
		46,348,903
Finland — 1.0%
Elisa Oyj	13,540	622,702
Fortum Oyj	42,704	668,929
Kesko Oyj, Class B	25,999	494,985
Kone Oyj, Class B	32,353	1,831,401
Metso Oyj	59,180	660,366
Neste Oyj	40,272	363,987
Nokia Oyj	507,603	2,454,544
Nordea Bank Abp	300,311	3,963,370
Orion Oyj, Class B	10,296	581,003
Sampo Oyj, Class A	235,501	2,076,924
Stora Enso Oyj, Class R	55,409	599,909
UPM-Kymmene Oyj	50,805	1,489,406
Wartsila OYJ Abp	47,876	914,763
		16,722,289
France — 10.1%
Accor SA	18,553	932,684
Aeroports de Paris SA	3,298	340,457
Air Liquide SA	55,040	10,140,831
Alstom SA†	32,948	727,950
Amundi SA*	5,845	421,217
Arkema SA	5,358	444,821
AXA SA	167,617	6,544,429
BioMerieux	3,945	473,173
BNP Paribas SA	96,873	7,294,697

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Bollore SE	67,873	$ 411,876
Bouygues SA	18,051	621,647
Bureau Veritas SA	30,242	909,822
Capgemini SE	14,788	2,306,808
Carrefour SA	51,627	683,602
Cie de Saint-Gobain SA	43,177	4,379,266
Cie Generale des Etablissements Michelin SCA	63,592	2,268,808
Covivio SA	5,313	290,246
Credit Agricole SA	101,313	1,683,835
Danone SA	61,450	4,396,461
Dassault Aviation SA	1,871	478,337
Dassault Systemes SE	63,700	2,531,707
Edenred SE	23,329	748,854
Eiffage SA	6,998	704,903
Engie SA	173,853	3,116,301
EssilorLuxottica SA	28,295	8,411,553
Eurazeo SE	3,984	316,695
Gecina SA	4,381	412,300
Getlink SE	28,795	479,792
Hermes International S.C.A.	3,016	8,642,658
Ipsen SA	3,592	416,144
Kering SA	7,086	2,016,024
Klepierre SA	20,480	652,745
La Francaise des Jeux SACA*	9,700	370,080
Legrand SA	24,963	2,742,278
L'Oreal SA	22,860	8,369,780
LVMH Moet Hennessy Louis Vuitton SE	26,185	19,025,557
Orange SA	177,238	2,122,161
Pernod Ricard SA	19,292	2,073,921
Publicis Groupe SA	21,788	2,174,876
Renault SA	18,298	953,607
Rexel SA	21,291	581,848
Safran SA	34,570	9,148,600
Sanofi SA	108,704	11,836,737
Sartorius Stedim Biotech	2,780	581,869
Schneider Electric SE	52,053	12,855,793
SEB SA	2,372	211,981
Societe Generale SA	68,562	2,802,525
Sodexo SA	8,423	649,753
Teleperformance SE	5,204	505,076
Thales SA	8,823	1,815,345
TotalEnergies SE	205,401	12,377,501
Veolia Environnement SA	66,975	2,012,163
Vinci SA	47,616	5,518,504
		172,930,598
Germany — 9.4%
adidas AG	15,421	3,941,211
Allianz SE	37,287	12,810,183
BASF SE	84,955	4,333,936
Bayer AG	93,512	2,204,643
Bayerische Motoren Werke AG	27,596	2,403,810
Bayerische Motoren Werke AG (Preference Shares)	5,329	434,752
Bechtle AG	7,796	266,764
Beiersdorf AG	9,444	1,298,773
Brenntag SE	12,371	821,332
Carl Zeiss Meditec AG	3,832	238,801
Commerzbank AG	90,211	1,929,388
Continental AG	10,472	751,788
Covestro AG*†	17,775	1,070,392
CTS Eventim AG & Co. KGaA	5,941	650,590
Daimler Truck Holding AG	47,001	2,052,985
Security Description	Shares or Principal Amount	Value

Germany (continued)
Delivery Hero SE*†	17,769	$ 516,882
Deutsche Bank AG	180,373	3,880,323
Deutsche Boerse AG	17,925	4,677,850
Deutsche Lufthansa AG	57,113	408,328
Deutsche Post AG	97,090	3,795,868
Deutsche Telekom AG	332,244	11,998,210
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*	10,841	634,508
E.ON SE	213,703	2,725,894
Evonik Industries AG	24,398	485,388
Fresenius Medical Care AG	19,551	943,179
Fresenius SE & Co. KGaA†	40,210	1,607,277
GEA Group AG	14,764	853,651
Hannover Rueck SE	5,741	1,526,191
Heidelberg Materials AG	12,999	1,965,510
Henkel AG & Co. KGaA	9,892	756,106
Henkel AG & Co. KGaA (Preference Shares)	16,112	1,392,467
Infineon Technologies AG	124,305	4,601,486
Knorr-Bremse AG	6,906	598,733
LEG Immobilien SE	7,089	589,554
Mercedes-Benz Group AG	71,283	4,414,272
Merck KGaA	12,303	1,736,996
MTU Aero Engines AG	5,125	1,775,824
Muenchener Rueckversicherungs-Gesellschaft AG	12,733	7,222,247
Nemetschek SE	5,498	640,925
Porsche Automobil Holding SE (Preference Shares)	14,576	568,477
Puma SE	10,051	300,907
Rational AG	488	441,238
Rheinmetall AG	4,148	4,418,315
RWE AG	60,183	1,892,032
SAP SE	99,396	27,473,054
Sartorius AG (Preference Shares)	2,496	624,629
Scout24 SE*	7,141	699,132
Siemens AG	72,342	16,658,453
Siemens Energy AG†	60,867	3,474,663
Siemens Healthineers AG*	26,843	1,499,754
Symrise AG	12,641	1,274,418
Talanx AG	6,147	559,019
Volkswagen AG (Preference Shares)	19,629	2,116,415
Vonovia SE	70,492	2,191,428
Zalando SE*†	21,352	768,066
		159,917,017
Hong Kong — 1.8%
AIA Group, Ltd.	1,040,800	7,971,828
BOC Hong Kong Holdings, Ltd.	353,000	1,242,875
CK Asset Holdings, Ltd.	184,308	802,868
CK Hutchison Holdings, Ltd.	255,308	1,277,091
CLP Holdings, Ltd.	157,000	1,301,920
Futu Holdings, Ltd. ADR	5,339	582,966
Galaxy Entertainment Group, Ltd.	209,000	855,933
Hang Seng Bank, Ltd.#	71,800	1,007,500
Henderson Land Development Co., Ltd.	140,231	381,472
HKT Trust & HKT, Ltd.	363,000	465,628
Hong Kong & China Gas Co., Ltd.	1,067,523	851,674
Hong Kong Exchanges & Clearing, Ltd.	114,800	5,178,578
Link REIT	245,380	1,113,241
MTR Corp., Ltd.#	148,500	485,671
Power Assets Holdings, Ltd.	132,500	897,874
Sino Land Co., Ltd.#	372,000	372,767
SITC International Holdings Co., Ltd.	129,000	310,590
Sun Hung Kai Properties, Ltd.	139,000	1,299,046
Swire Pacific, Ltd., Class A	39,500	327,585
Techtronic Industries Co., Ltd.	131,500	1,837,703

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
WH Group, Ltd.*	794,500	$ 648,116
Wharf Holdings, Ltd.	104,000	242,265
Wharf Real Estate Investment Co., Ltd.	160,000	418,558
		29,873,749
Ireland — 0.4%
AIB Group PLC	177,326	1,248,194
Bank of Ireland Group PLC	95,589	1,134,595
DCC PLC	9,412	636,802
James Hardie Industries PLC CDI†	40,879	1,303,734
Kerry Group PLC, Class A	14,576	1,534,573
Kingspan Group PLC	14,716	1,220,635
		7,078,533
Isle of Man — 0.0%
Entain PLC#	57,811	547,876
Israel — 0.9%
Azrieli Group, Ltd.	4,042	308,712
Bank Hapoalim BM	120,330	1,636,681
Bank Leumi Le-Israel BM	143,519	1,906,122
Check Point Software Technologies, Ltd.†	8,377	1,845,118
CyberArk Software, Ltd.†	4,110	1,495,423
Elbit Systems, Ltd.	2,542	770,597
Global-e Online, Ltd.†	9,538	406,510
ICL Group, Ltd.	73,687	446,328
Israel Discount Bank, Ltd., Class A	117,745	909,024
Mizrahi Tefahot Bank, Ltd.	14,758	691,530
Monday.com, Ltd.†	3,565	1,057,985
Nice, Ltd.†	5,986	841,227
Teva Pharmaceutical Industries, Ltd. ADR†	107,837	1,774,997
Wix.com, Ltd.†	5,033	1,010,073
		15,100,327
Italy — 2.3%
Amplifon SpA#	11,852	302,561
Banco BPM SpA	122,589	1,224,827
BPER Banca SpA	94,723	722,931
DiaSorin SpA#	2,131	224,246
Enel SpA	774,169	5,682,031
Eni SpA	218,843	3,173,917
FinecoBank Banca Fineco SpA	58,160	1,090,719
Generali#	89,632	2,960,337
Infrastrutture Wireless Italiane SpA*	31,990	321,147
Intesa Sanpaolo SpA	1,392,189	6,832,356
Leonardo SpA#	38,523	1,601,810
Mediobanca Banca di Credito Finanziario SpA#	47,572	845,898
Moncler SpA	22,235	1,537,830
Nexi SpA*#†	49,002	257,141
Poste Italiane SpA*	43,514	700,581
Prysmian SpA#	26,741	1,600,469
Recordati Industria Chimica e Farmaceutica SpA	9,954	563,195
Snam SpA	191,941	924,320
Telecom Italia SpA#†	948,433	267,646
Terna - Rete Elettrica Nazionale#	133,925	1,122,359
UniCredit SpA	140,234	7,388,121
Unipol Assicurazioni SpA	37,562	559,504
		39,903,946
Japan — 21.1%
Advantest Corp.	73,000	4,092,699
Aeon Co., Ltd.#	62,400	1,530,820
AGC, Inc.	18,700	560,848
Security Description	Shares or Principal Amount	Value

Japan (continued)
Aisin Corp.	50,200	$ 594,606
Ajinomoto Co., Inc.#	44,400	1,781,606
ANA Holdings, Inc.	15,400	292,499
Asahi Group Holdings, Ltd.	137,700	1,706,305
Asahi Kasei Corp.	119,500	815,647
Asics Corp.	65,200	1,448,733
Astellas Pharma, Inc.	172,500	1,671,246
Bandai Namco Holdings, Inc.	56,700	1,894,313
Bridgestone Corp.	54,500	2,116,210
Brother Industries, Ltd.	22,300	430,389
Canon, Inc.#	89,000	3,016,485
Capcom Co., Ltd.	33,100	815,210
Central Japan Railway Co.#	73,700	1,456,939
Chiba Bank, Ltd.#	54,500	494,197
Chubu Electric Power Co., Inc.	61,500	650,690
Chugai Pharmaceutical Co., Ltd.	64,000	3,196,909
Concordia Financial Group, Ltd.	100,100	585,682
Dai Nippon Printing Co., Ltd.	37,100	539,025
Daifuku Co., Ltd.	30,973	818,014
Dai-ichi Life Holdings, Inc.	86,400	2,559,765
Daiichi Sankyo Co., Ltd.	166,900	3,842,262
Daikin Industries, Ltd.	25,200	2,636,999
Daito Trust Construction Co., Ltd.	5,700	593,158
Daiwa House Industry Co., Ltd.	56,700	1,870,603
Daiwa Securities Group, Inc.#	127,200	891,744
Denso Corp.#	180,200	2,337,992
Dentsu Group, Inc.#	19,100	393,993
Disco Corp.	8,900	2,256,569
East Japan Railway Co.	86,500	1,712,390
Eisai Co., Ltd.	24,200	696,355
ENEOS Holdings, Inc.	260,000	1,392,115
FANUC Corp.	90,200	2,608,590
Fast Retailing Co., Ltd.	18,300	5,584,349
Fuji Electric Co., Ltd.	12,900	572,351
FUJIFILM Holdings Corp.#	106,700	2,172,352
Fujikura, Ltd.	24,100	998,620
Fujitsu, Ltd.	157,800	3,056,459
Hankyu Hanshin Holdings, Inc.#	21,900	574,001
Hikari Tsushin, Inc.#	1,800	455,734
Hitachi Construction Machinery Co., Ltd.	10,400	270,411
Hitachi, Ltd.	441,500	11,174,168
Honda Motor Co., Ltd.	427,400	3,970,028
Hoshizaki Corp.	10,500	421,474
Hoya Corp.	33,300	3,911,922
Hulic Co., Ltd.#	36,700	342,386
Idemitsu Kosan Co., Ltd.	86,380	584,280
Inpex Corp.	84,100	1,065,404
Isuzu Motors, Ltd.	53,800	711,325
ITOCHU Corp.	113,400	5,035,139
Japan Airlines Co., Ltd.	13,900	238,550
Japan Exchange Group, Inc.	94,600	998,632
Japan Post Bank Co., Ltd.#	137,900	1,390,473
Japan Post Holdings Co., Ltd.	183,300	1,952,225
Japan Post Insurance Co., Ltd.	18,400	358,895
Japan Real Estate Investment Corp.	615	441,675
Japan Tobacco, Inc.	114,300	2,862,154
JFE Holdings, Inc.#	54,900	684,091
Kajima Corp.#	37,900	789,470
Kansai Electric Power Co., Inc.#	67,200	775,808
Kao Corp.	44,500	1,926,528
Kawasaki Kisen Kaisha, Ltd.#	35,500	514,529
KDDI Corp.	146,200	4,772,858
Keyence Corp.	18,600	7,410,549

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Kikkoman Corp.#	64,800	$ 626,611
Kirin Holdings Co., Ltd.	74,100	998,188
Kobe Bussan Co., Ltd.	14,440	319,942
Kokusai Electric Corp.	14,700	302,887
Komatsu, Ltd.	83,600	2,499,853
Konami Group Corp.	9,600	1,175,009
Kubota Corp.#	89,700	1,110,708
Kyocera Corp.	122,300	1,365,769
Kyowa Kirin Co., Ltd.	23,200	328,350
Lasertec Corp.#	7,825	702,188
LY Corp.	272,400	921,352
M3, Inc.	42,200	495,133
Makita Corp.	22,800	752,832
Marubeni Corp.#	135,900	2,140,191
MatsukiyoCocokara & Co.	31,800	482,884
McDonald's Holdings Co. Japan, Ltd.#	8,400	317,826
MEIJI Holdings Co., Ltd.#	22,600	462,576
Minebea Mitsumi, Inc.	34,600	530,416
Mitsubishi Chemical Group Corp.	129,200	654,631
Mitsubishi Corp.	318,300	5,291,024
Mitsubishi Electric Corp.	181,200	2,807,945
Mitsubishi Estate Co., Ltd.	103,000	1,516,787
Mitsubishi HC Capital, Inc.	84,000	564,263
Mitsubishi Heavy Industries, Ltd.	305,200	4,083,318
Mitsubishi UFJ Financial Group, Inc.	1,057,100	13,490,646
Mitsui & Co., Ltd.#	240,500	4,477,786
Mitsui Chemicals, Inc.	16,400	367,637
Mitsui Fudosan Co., Ltd.	254,400	2,217,629
Mitsui OSK Lines, Ltd.	32,900	1,211,070
Mizuho Financial Group, Inc.	229,720	6,424,061
MonotaRO Co., Ltd.	24,000	402,931
MS&AD Insurance Group Holdings, Inc.	122,600	2,575,543
Murata Manufacturing Co., Ltd.	161,300	2,764,614
NEC Corp.	23,400	2,276,008
Nexon Co., Ltd.#	32,200	436,230
NIDEC Corp.#	79,600	1,422,251
Nintendo Co., Ltd.	99,100	7,406,772
Nippon Building Fund, Inc.	730	603,388
Nippon Paint Holdings Co., Ltd.#	90,500	675,723
Nippon Sanso Holdings Corp.#	16,700	511,271
Nippon Steel Corp.	86,400	1,917,258
Nippon Telegraph & Telephone Corp.	2,844,500	2,748,154
Nippon Yusen KK#	41,800	1,468,139
Nissan Motor Co., Ltd.#	212,300	608,106
Nissin Foods Holdings Co., Ltd.#	19,200	388,173
Nitori Holdings Co., Ltd.	7,800	807,099
Nitto Denko Corp.	67,500	1,329,281
Nomura Holdings, Inc.	286,200	1,864,702
Nomura Research Institute, Ltd.#	36,100	1,213,305
NTT Data Group Corp.	60,200	1,123,131
Obayashi Corp.	61,900	832,788
Obic Co., Ltd.	31,000	893,107
Olympus Corp.	112,300	1,537,730
Omron Corp.#	16,900	511,435
Ono Pharmaceutical Co., Ltd.#	35,700	385,711
Oracle Corp. Japan	3,800	362,548
Oriental Land Co., Ltd.	104,000	2,149,279
ORIX Corp.	110,000	2,276,227
Osaka Gas Co., Ltd.	34,700	796,998
Otsuka Corp.	21,800	476,850
Otsuka Holdings Co., Ltd.	42,600	2,085,954
Pan Pacific International Holdings Corp.	36,500	971,865
Security Description	Shares or Principal Amount	Value

Japan (continued)
Panasonic Holdings Corp.	222,130	$ 2,785,493
Rakuten Group, Inc.†	143,400	889,518
Recruit Holdings Co., Ltd.	133,583	7,921,123
Renesas Electronics Corp.	160,500	2,670,287
Resona Holdings, Inc.#	199,100	1,553,131
Ricoh Co., Ltd.#	50,400	548,712
SBI Holdings, Inc.	26,000	755,515
SCREEN Holdings Co., Ltd.	7,900	568,562
SCSK Corp.	15,042	376,366
Secom Co., Ltd.	40,100	1,381,859
Seiko Epson Corp.	27,600	467,949
Sekisui Chemical Co., Ltd.	36,200	614,727
Sekisui House, Ltd.#	56,900	1,289,688
Seven & i Holdings Co., Ltd.	210,900	3,032,569
SG Holdings Co., Ltd.	30,656	312,753
Shimadzu Corp.	22,700	601,077
Shimano, Inc.	7,400	1,003,356
Shin-Etsu Chemical Co., Ltd.	171,600	5,180,910
Shionogi & Co., Ltd.	72,200	1,080,169
Shiseido Co., Ltd.#	38,300	695,664
Shizuoka Financial Group, Inc.	41,600	423,180
SMC Corp.#	5,600	2,030,340
SoftBank Corp.	2,723,000	3,884,003
SoftBank Group Corp.	91,100	5,036,556
Sompo Holdings, Inc.	85,000	2,536,142
Sony Group Corp.	594,400	14,928,620
Subaru Corp.#	56,000	1,037,925
Sumitomo Corp.	103,900	2,334,543
Sumitomo Electric Industries, Ltd.	68,100	1,203,784
Sumitomo Metal Mining Co., Ltd.#	23,600	515,808
Sumitomo Mitsui Financial Group, Inc.	354,900	8,998,203
Sumitomo Mitsui Trust Group, Inc.	61,900	1,584,250
Sumitomo Realty & Development Co., Ltd.	29,600	1,031,483
Suntory Beverage & Food, Ltd.	13,400	429,255
Suzuki Motor Corp.	149,800	1,831,402
Sysmex Corp.	48,000	870,820
T&D Holdings, Inc.	46,700	981,265
Taisei Corp.#	15,900	714,260
Takeda Pharmaceutical Co., Ltd.	151,600	4,381,946
TDK Corp.	185,200	1,985,934
Terumo Corp.#	127,800	2,278,571
TIS, Inc.	20,356	569,334
Toho Co., Ltd.#	10,900	515,708
Tokio Marine Holdings, Inc.	179,000	6,345,943
Tokyo Electric Power Co. Holdings, Inc.†	145,400	372,830
Tokyo Electron, Ltd.	42,800	6,408,556
Tokyo Gas Co., Ltd.	32,500	1,022,638
Tokyu Corp.#	50,700	584,267
Toppan Holdings, Inc.	22,800	672,211
Toray Industries, Inc.	132,100	880,639
TOTO, Ltd.	13,700	357,075
Toyota Industries Corp.	15,600	1,355,878
Toyota Motor Corp.	977,400	17,619,424
Toyota Tsusho Corp.	60,800	1,019,022
Trend Micro, Inc.	12,200	897,000
Unicharm Corp.	106,700	804,776
West Japan Railway Co.	41,900	832,955
Yakult Honsha Co., Ltd.#	24,600	495,385
Yamaha Motor Co., Ltd.	88,000	726,108
Yaskawa Electric Corp.#	21,700	587,630
Yokogawa Electric Corp.	21,900	418,932

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Zensho Holdings Co., Ltd.#	9,300	$ 469,216
ZOZO, Inc.#	12,993	407,332
		360,891,107
Jersey — 0.6%
CVC Capital Partners PLC*#†	20,237	466,148
Experian PLC	87,534	4,181,529
Glencore PLC	987,121	3,939,565
WPP PLC	102,662	832,607
		9,419,849
Luxembourg — 0.7%
ArcelorMittal SA	44,647	1,235,545
Eurofins Scientific SE	12,860	647,745
InPost SA†	21,418	372,438
Spotify Technology SA†	14,583	8,866,610
Tenaris SA	38,738	727,997
		11,850,335
Macau — 0.0%
Sands China, Ltd.†	231,600	531,606
Netherlands — 5.6%
ABN AMRO Bank NV CVA*#	43,612	827,693
Adyen NV*†	2,071	3,763,711
AerCap Holdings NV	18,497	1,907,041
Airbus SE	56,562	9,822,129
Akzo Nobel NV#	16,257	1,009,787
Argenx SE†	5,693	3,552,847
ASM International NV	4,472	2,376,362
ASML Holding NV	38,036	27,003,265
ASR Nederland NV#	15,087	799,402
BE Semiconductor Industries NV#	7,340	823,853
Davide Campari-Milano NV#	58,600	347,852
Euronext NV*	7,443	940,616
EXOR NV	9,467	928,324
Ferrari NV	12,000	5,599,000
Ferrovial SE#	45,300	2,024,137
Heineken Holding NV#	12,339	909,588
Heineken NV#	27,414	2,323,290
IMCD NV	5,426	810,313
ING Groep NV	314,432	5,631,496
JDE Peet's NV	11,601	217,721
Koninklijke Ahold Delhaize NV#	88,461	3,121,284
Koninklijke KPN NV	370,166	1,413,397
Koninklijke Philips NV†	76,048	1,990,704
NN Group NV	25,772	1,309,952
Prosus NV	130,213	5,711,307
QIAGEN NV	20,531	784,354
Randstad NV#	10,331	417,828
Stellantis NV	187,042	2,396,936
STMicroelectronics NV	65,056	1,605,835
Universal Music Group NV#	78,355	2,187,084
Wolters Kluwer NV	22,704	3,484,690
		96,041,798
New Zealand — 0.3%
Auckland International Airport, Ltd.	144,063	658,922
Fisher & Paykel Healthcare Corp., Ltd.	55,792	1,067,871
Infratil, Ltd.	87,401	533,771
Mercury NZ, Ltd.	66,606	220,788
Security Description	Shares or Principal Amount	Value

New Zealand (continued)
Meridian Energy, Ltd.	124,064	$ 410,071
Xero, Ltd.†	13,812	1,482,037
		4,373,460
Norway — 0.6%
Aker BP ASA	30,080	625,319
DNB Bank ASA	85,241	1,960,659
Equinor ASA	79,750	1,852,796
Gjensidige Forsikring ASA	19,038	390,921
Kongsberg Gruppen ASA	8,375	1,016,378
Mowi ASA	44,300	826,980
Norsk Hydro ASA	133,861	790,919
Orkla ASA	66,726	644,692
Salmar ASA	6,286	311,181
Telenor ASA	58,613	759,390
Yara International ASA	15,761	448,997
		9,628,232
Portugal — 0.1%
EDP SA	298,692	966,971
Galp Energia SGPS SA	44,239	730,427
Jeronimo Martins SGPS SA	26,955	578,901
		2,276,299
Singapore — 1.6%
CapitaLand Ascendas REIT	355,924	679,802
CapitaLand Integrated Commercial Trust	555,068	812,825
CapitaLand Investment, Ltd.#	223,000	424,561
DBS Group Holdings, Ltd.	189,900	6,465,210
Genting Singapore, Ltd.	575,700	310,981
Grab Holdings, Ltd., Class A†	201,135	975,505
Keppel, Ltd.#	138,800	707,227
Oversea-Chinese Banking Corp., Ltd.	322,500	4,112,160
Sea, Ltd. ADR†	35,235	4,484,359
Sembcorp Industries, Ltd.	85,093	385,143
Singapore Airlines, Ltd.#	141,849	715,052
Singapore Exchange, Ltd.	81,900	815,129
Singapore Technologies Engineering, Ltd.	148,700	596,146
Singapore Telecommunications, Ltd.	707,600	1,794,306
United Overseas Bank, Ltd.	120,400	3,423,202
Wilmar International, Ltd.	183,000	435,214
Yangzijiang Shipbuilding Holdings, Ltd.	246,000	433,246
		27,570,068
Spain — 2.8%
Acciona SA	2,351	290,577
ACS Actividades de Construccion y Servicios SA	16,971	915,791
Aena SME SA*	7,141	1,596,554
Amadeus IT Group SA	42,883	3,260,268
Banco Bilbao Vizcaya Argentaria SA	548,576	7,277,205
Banco de Sabadell SA	517,825	1,439,522
Banco Santander SA	1,474,814	9,599,213
CaixaBank SA	380,496	2,640,904
Cellnex Telecom SA*	50,436	1,811,546
EDP Renovaveis SA#	29,695	265,765
Endesa SA	30,235	673,101
Grifols SA#†	28,395	314,743
Iberdrola SA	586,033	8,479,949
Industria de Diseno Textil SA	103,831	5,648,613
Redeia Corp. SA	38,628	693,830
Repsol SA	112,071	1,440,441
Telefonica SA#	377,799	1,684,289
		48,032,311

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
SupraNational — 0.1%
Unibail-Rodamco-Westfield	11,277	$ 954,579
Sweden — 3.2%
AddTech AB, Class B	24,742	750,550
Alfa Laval AB	27,541	1,194,534
Assa Abloy AB, Class B	95,405	2,943,345
Atlas Copco AB, Class A	255,673	4,389,595
Atlas Copco AB, Class B	148,574	2,231,126
Beijer Ref AB	36,639	550,416
Boliden AB	26,036	919,779
Epiroc AB, Class A	62,728	1,233,771
Epiroc AB, Class B	37,122	639,888
EQT AB	35,442	1,110,341
Essity AB, Class B	58,047	1,599,568
Evolution AB*	16,132	1,239,694
Fastighets AB Balder, Class B†	63,087	450,676
Getinge AB, Class B	21,773	431,634
H & M Hennes & Mauritz AB, Class B	53,919	727,184
Hexagon AB, Class B	197,621	2,273,130
Holmen AB, Class B	7,256	286,410
Industrivarden AB, Class A	11,571	439,072
Industrivarden AB, Class C	15,277	579,840
Indutrade AB	26,010	745,948
Investment AB Latour, Class B	14,095	382,974
Investor AB, Class B	164,750	4,927,280
L E Lundbergforetagen AB, Class B	7,235	362,282
Lifco AB, Class B	22,190	763,980
Nibe Industrier AB, Class B	144,253	543,203
Saab AB, Class B	30,490	906,040
Sagax AB, Class B	20,918	439,556
Sandvik AB	101,490	2,215,477
Securitas AB, Class B	46,814	679,709
Skandinaviska Enskilda Banken AB, Class A	151,047	2,424,951
Skanska AB, Class B	32,393	769,265
SKF AB, Class B	32,449	705,491
Svenska Cellulosa AB SCA, Class B	57,728	791,503
Svenska Handelsbanken AB, Class A	138,836	1,744,978
Swedbank AB, Class A	80,814	1,941,342
Swedish Orphan Biovitrum AB†	18,638	547,501
Tele2 AB, Class B	52,031	617,679
Telefonaktiebolaget LM Ericsson, Class B	264,409	2,174,345
Telia Co. AB	224,566	729,964
Trelleborg AB, Class B	20,280	794,376
Volvo AB, Class A	19,064	591,866
Volvo AB, Class B	151,197	4,700,351
		54,490,614
Switzerland — 9.8%
ABB, Ltd.	150,537	8,168,589
Adecco Group AG	16,033	433,273
Alcon AG	47,565	4,409,940
Avolta AG#	8,717	395,739
Bachem Holding AG	3,214	207,239
Baloise Holding AG	4,143	798,718
Banque Cantonale Vaudoise#	2,868	305,449
Barry Callebaut AG#	341	412,575
BKW AG#	2,012	354,675
Chocoladefabriken Lindt & Spruengli AG	12	1,467,470
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)#	94	1,190,406
Cie Financiere Richemont SA, Class A	51,170	10,488,516
Clariant AG#	20,539	229,144
Coca-Cola HBC AG	20,678	877,242
Security Description	Shares or Principal Amount	Value

Switzerland (continued)
DSM-Firmenich AG	17,704	$ 1,900,100
EMS-Chemie Holding AG#	669	470,352
Galderma Group AG†	7,927	966,557
Geberit AG	3,183	1,869,891
Givaudan SA	880	3,964,821
Helvetia Holding AG#	3,534	664,827
Holcim AG	49,612	5,469,593
Julius Baer Group, Ltd.#	19,610	1,322,876
Kuehne & Nagel International AG#	4,598	1,059,911
Logitech International SA	14,479	1,441,849
Lonza Group AG	6,877	4,347,907
Nestle SA	249,385	24,054,694
Novartis AG	187,604	20,441,430
Partners Group Holding AG#	2,161	3,181,829
Roche Holding AG	66,875	22,273,954
Roche Holding AG (BR)#	3,048	1,072,353
Sandoz Group AG	38,975	1,710,668
Schindler Holding AG	2,237	660,205
Schindler Holding AG (Participation Certificate)	3,877	1,186,270
SGS SA	14,432	1,479,417
SIG Group AG#	29,109	578,983
Sika AG	14,512	3,694,711
Sonova Holding AG#	4,826	1,550,376
Straumann Holding AG#	10,626	1,450,848
Swatch Group AG #	2,755	539,041
Swiss Life Holding AG	2,736	2,383,327
Swiss Prime Site AG	7,359	848,773
Swiss Re AG	28,712	4,603,400
Swisscom AG	2,467	1,405,559
Temenos AG#	5,368	443,908
UBS Group AG	313,061	10,769,374
VAT Group AG*#	2,572	975,975
Zurich Insurance Group AG	13,932	9,211,461
		167,734,215
United Kingdom — 14.0%
3i Group PLC	92,653	4,628,031
Admiral Group PLC	24,784	897,103
Anglo American PLC	120,951	3,572,158
Antofagasta PLC	37,536	828,818
Ashtead Group PLC	41,626	2,527,596
Associated British Foods PLC	31,778	758,806
AstraZeneca PLC	147,565	22,345,839
Auto Trader Group PLC*	85,178	831,577
Aviva PLC	254,818	1,750,560
BAE Systems PLC	287,659	5,184,756
Barclays PLC	1,383,341	5,485,896
Barratt Redrow PLC	131,199	710,747
Berkeley Group Holdings PLC	9,726	441,866
BP PLC	1,539,491	8,502,515
British American Tobacco PLC	189,639	7,369,434
BT Group PLC#	615,925	1,243,190
Bunzl PLC	31,979	1,355,985
Centrica PLC	490,821	925,137
Coca-Cola Europacific Partners PLC	19,721	1,701,133
Compass Group PLC	161,518	5,656,197
Croda International PLC	12,628	526,377
Diageo PLC	211,795	5,755,353
Endeavour Mining PLC	17,442	339,563
GSK PLC	394,549	7,320,993
Haleon PLC	732,478	3,673,556
Halma PLC	36,138	1,286,369
Hargreaves Lansdown PLC	33,862	470,462

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Hikma Pharmaceuticals PLC	15,843	$ 431,784
HSBC Holdings PLC	1,732,822	20,421,481
Imperial Brands PLC	76,360	2,686,768
Informa PLC	126,620	1,378,998
InterContinental Hotels Group PLC	15,159	1,897,055
Intertek Group PLC	15,364	998,128
J Sainsbury PLC	168,283	548,641
JD Sports Fashion PLC	246,678	242,641
Kingfisher PLC	173,700	541,989
Land Securities Group PLC	67,362	478,670
Legal & General Group PLC	561,330	1,740,442
Lloyds Banking Group PLC	5,838,025	5,449,531
London Stock Exchange Group PLC	45,514	6,792,497
M&G PLC	215,251	575,639
Marks & Spencer Group PLC	195,226	873,601
Melrose Industries PLC	122,752	994,640
Mondi PLC	42,018	654,406
National Grid PLC	465,070	5,706,467
NatWest Group PLC	671,945	4,071,328
Next PLC	11,340	1,434,456
Pearson PLC	57,072	979,328
Persimmon PLC	30,451	463,452
Phoenix Group Holdings PLC	66,737	437,322
Prudential PLC	256,596	2,354,279
Reckitt Benckiser Group PLC	65,799	4,347,237
RELX PLC	177,349	8,544,692
Rentokil Initial PLC	240,297	1,210,626
Rio Tinto PLC	107,316	6,487,356
Rolls-Royce Holdings PLC†	809,534	7,605,996
Sage Group PLC	95,639	1,540,248
Schroders PLC	76,724	357,918
Segro PLC	122,333	1,084,489
Severn Trent PLC	25,716	812,505
Shell PLC	590,529	19,761,003
Smith & Nephew PLC	83,228	1,208,387
Smiths Group PLC	32,798	833,976
Spirax Group PLC	7,008	644,391
SSE PLC	105,104	2,026,098
Standard Chartered PLC	200,016	3,216,099
Taylor Wimpey PLC	336,948	484,377
Tesco PLC	652,211	3,126,769
Unilever PLC	236,295	13,369,921
United Utilities Group PLC	64,906	803,262
Vodafone Group PLC	2,114,762	1,861,036
Whitbread PLC	17,081	577,827
Wise PLC, Class A†	63,418	798,080
		238,945,853
Total Long-Term Investment Securities (cost $1,241,168,688)		1,650,337,527
SHORT-TERM INVESTMENTS — 3.8%
U.S. Government — 0.2%
United States Treasury Bills
4.13%, 05/20/2025(1)	$ 50,000	49,546
4.18%, 05/13/2025(1)	20,000	19,834
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
4.19%, 05/13/2025(1)	$ 1,000,000	$ 991,722
4.19%, 05/27/2025(1)	800,000	792,095
4.19%, 05/27/2025(1)	750,000	742,589
4.21%, 05/20/2025(1)	15,000	14,864
		2,610,650
Unaffiliated Investment Companies — 3.6%
State Street Navigator Securities Lending Government Money Market Portfolio 4.36%(2)(3)	61,631,560	61,631,560
Total Short-Term Investments (cost $64,241,625)		64,242,210
REPURCHASE AGREEMENTS — 2.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 02/28/2025, to be repurchased 03/03/2025 in the amount of $43,666,507 and collateralized by $39,041,700 of United States Treasury Inflation Indexed Notes, bearing interest at 0.13% due 10/15/2026 and having an approximate value of $44,534,867 (cost $43,661,559)	43,661,559	43,661,559
TOTAL INVESTMENTS (cost $1,349,071,872)	103.0%	1,758,241,296
Other assets less liabilities	(3.0)	(51,816,978)
NET ASSETS	100.0%	$1,706,424,318
#	The security or a portion thereof is out on loan.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Equities Index Fund has no right to demand registration of these securities. At February 28, 2025, the aggregate value of these securities was $21,058,600 representing 1.2% of net assets.
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	The rate shown is the 7-day yield as of February 28, 2025.
(3)	At February 28, 2025, the Fund had loaned securities with a total value of $69,887,027. This was secured by collateral of $61,631,560, which was received in cash and subsequently invested in short-term investments currently valued at $61,631,560 as reported in the Portfolio of Investments. Additional collateral of $12,316,219 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2025
Government National Mtg. Assoc.	2.30% to 6.00%	11/16/2050 to 12/16/2057	$531,585
United States Treasury Bills	0.00%	03/11/2025 to 12/26/2025	977,018
United States Treasury Notes/Bonds	0.13% to 6.13%	03/31/2025 to 11/15/2054	10,807,616
ADR—American Depositary Receipt
BR—Bearer Shares
CDI—CHESS Depositary Interest
CVA—Certification Van Aandelen (Dutch Cert.)

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
455	Long	MSCI EAFE Index	March 2025	$53,115,859	$55,273,401	$2,157,542
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Industry Allocation*
Banks	13.3%
Pharmaceuticals	8.3
Insurance	5.7
Short-Term Investments	3.8
Food	3.4
Oil & Gas	3.4
Semiconductors	3.1
Telecommunications	3.0
Auto Manufacturers	2.8
Commercial Services	2.7
Aerospace/Defense	2.6
Software	2.6
Repurchase Agreements	2.5
Electric	2.4
Chemicals	2.3
Retail	2.2
Mining	2.2
Healthcare-Products	2.1
Apparel	2.0
Diversified Financial Services	2.0
Cosmetics/Personal Care	1.9
Internet	1.9
Machinery-Construction & Mining	1.8
Machinery-Diversified	1.7
Electronics	1.5
Building Materials	1.5
Distribution/Wholesale	1.5
Miscellaneous Manufacturing	1.5
Beverages	1.4
Engineering & Construction	1.2
Transportation	1.1
Home Furnishings	1.1
Electrical Components & Equipment	1.1
Computers	1.0
REITS	0.8
Agriculture	0.8
Real Estate	0.7
Biotechnology	0.7
Auto Parts & Equipment	0.6
Private Equity	0.6
Investment Companies	0.5
Toys/Games/Hobbies	0.5
Healthcare-Services	0.5
Household Products/Wares	0.5
Entertainment	0.4
Leisure Time	0.4
Gas	0.4
Iron/Steel	0.3
Food Service	0.3
Hand/Machine Tools	0.3
Lodging	0.3
Metal Fabricate/Hardware	0.3
Water	0.3
Home Builders	0.2
Office/Business Equipment	0.2
Advertising	0.2
Media	0.2

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Industry Allocation*(continued)
Forest Products & Paper	0.1%
Airlines	0.1
Shipbuilding	0.1
Energy-Alternate Sources	0.1
103.0%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Hong Kong	$582,966	$29,290,783	$—	$29,873,749
Israel	7,590,106	7,510,221	—	15,100,327
Luxembourg	8,866,610	2,983,725	—	11,850,335
Netherlands	1,907,041	94,134,757	—	96,041,798
Singapore	5,459,864	22,110,204	—	27,570,068
United Kingdom	1,701,133	237,244,720	—	238,945,853
Other Countries	—	1,230,955,397	—	1,230,955,397
Short-Term Investments:
U.S. Government	—	2,610,650	—	2,610,650
Other Short-Term Investments	61,631,560	—	—	61,631,560
Repurchase Agreements	—	43,661,559	—	43,661,559
Total Investments at Value	$87,739,280	$1,670,502,016	$—	$1,758,241,296
Other Financial Instruments:†
Futures Contracts	$2,157,542	$—	$—	$2,157,542
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 8.7%
Czech Republic — 0.3%
Energo-Pro AS
8.50%, 02/04/2027	$ 200,000	$ 203,139
Indonesia — 0.3%
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT
6.53%, 11/15/2028	200,000	210,247
Luxembourg — 0.8%
Raizen Fuels Finance SA
5.70%, 01/17/2035*	300,000	283,650
Rumo Luxembourg SARL
4.20%, 01/18/2032	200,000	175,452
		459,102
Mauritius — 1.1%
CA Magnum Holdings
5.38%, 10/31/2026	300,000	296,315
India Clean Energy Holdings
4.50%, 04/18/2027	400,000	384,777
		681,092
Mexico — 1.6%
Petroleos Mexicanos
5.35%, 02/12/2028	200,000	185,523
6.63%, 06/15/2038	300,000	225,065
6.70%, 02/16/2032	300,000	263,579
6.75%, 09/21/2047	400,000	277,382
		951,549
Peru — 1.0%
Banco de Credito del Peru S.A.
3.13%, 07/01/2030	300,000	296,561
Orazul Energy Peru SA
5.63%, 04/28/2027	300,000	295,530
		592,091
Serbia — 0.3%
Telecommunications co Telekom Srbija AD Belgrade
7.00%, 10/28/2029*	200,000	199,948
Singapore — 0.4%
LLPL Capital Pte, Ltd.
6.88%, 02/04/2039	218,160	222,538
Turkey — 0.4%
Turkcell Iletisim Hizmetleri AS
7.45%, 01/24/2030*	250,000	255,256
United Arab Emirates — 0.4%
DP World, Ltd.
5.63%, 09/25/2048	250,000	236,728
United Kingdom — 0.6%
Antofagasta PLC
2.38%, 10/14/2030	400,000	344,073
United States — 0.8%
DAE Funding LLC
3.38%, 03/20/2028	300,000	283,785
Sasol Financing USA LLC
8.75%, 05/03/2029	200,000	203,807
		487,592
Security Description		Shares or Principal Amount	Value

Uzbekistan — 0.7%
Navoi Mining & Metallurgical Co.
6.70%, 10/17/2028*		$ 400,000	$ 404,074
Total Corporate Bonds & Notes (cost $5,224,893)			5,247,429
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 42.1%
United States — 42.1%
United States Treasury Bonds
1.88%, 02/15/2041		940,000	664,573
2.88%, 05/15/2043 to 05/15/2049		970,000	753,251
3.00%, 02/15/2047		500,000	389,863
3.38%, 11/15/2048		420,000	345,171
3.75%, 11/15/2043		470,000	423,459
4.25%, 02/15/2054		250,000	239,814
4.63%, 05/15/2054		500,000	510,645
United States Treasury Notes
0.25%, 06/30/2025		600,000	592,233
0.38%, 01/31/2026		500,000	483,086
0.50%, 03/31/2025 to 06/30/2027		1,000,000	960,221
0.63%, 07/31/2026		550,000	524,412
0.75%, 05/31/2026		2,300,000	2,208,000
0.88%, 11/15/2030		1,000,000	839,609
1.13%, 08/31/2028 to 02/15/2031		1,520,000	1,349,025
1.25%, 09/30/2028		450,000	409,272
1.38%, 11/15/2031		1,400,000	1,177,422
1.63%, 05/15/2031		500,000	433,223
1.88%, 02/28/2029		1,000,000	922,227
2.00%, 08/15/2025		600,000	593,761
2.38%, 05/15/2027		1,120,000	1,082,025
2.75%, 08/15/2032#		700,000	638,668
2.88%, 05/15/2028 to 05/15/2032		1,700,000	1,608,863
3.63%, 08/31/2029		900,000	886,078
3.75%, 06/30/2030		1,500,000	1,479,375
3.88%, 08/15/2033#		1,000,000	979,648
3.88%, 08/15/2034		1,200,000	1,170,375
4.00%, 02/15/2034		600,000	591,820
4.13%, 11/15/2032		450,000	450,088
4.25%, 05/31/2025 to 11/15/2034		900,000	901,353
4.38%, 11/30/2030 to 05/15/2034		1,600,000	1,624,734
Total U.S. Government & Agency Obligations (cost $26,270,207)			25,232,294
FOREIGN GOVERNMENT OBLIGATIONS — 47.5%
Angola — 0.7%
Republic of Angola
8.00%, 11/26/2029		475,000	433,438
Argentina — 1.2%
Republic of Argentina
0.75%, 07/09/2030(1)		193,600	140,937
4.13%, 07/09/2035(1)		870,000	550,275
			691,212
Australia — 1.0%
Commonwealth of Australia
3.00%, 03/21/2047	AUD	559,000	262,347
3.75%, 05/21/2034	AUD	600,000	357,650
			619,997
Austria — 1.1%
Republic of Austria
0.75%, 10/20/2026*	EUR	655,000	664,227

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Azerbaijan — 0.9%
Republic of Azerbaijan
3.50%, 09/01/2032		$ 600,000	$ 524,832
Belgium — 0.7%
Kingdom of Belgium
0.40%, 06/22/2040*	EUR	600,000	407,746
Benin — 0.5%
Republic of Benin
7.96%, 02/13/2038		300,000	282,900
Colombia — 0.8%
Republic of Colombia
4.50%, 03/15/2029		500,000	470,732
Dominican Republic — 1.4%
Dominican Republic
5.50%, 02/22/2029		300,000	294,612
5.95%, 01/25/2027		200,000	201,040
6.60%, 06/01/2036*		150,000	150,937
6.95%, 03/15/2037*		180,000	184,950
			831,539
Ecuador — 0.9%
Republic of Ecuador
5.00%, 07/31/2040(1)		360,000	176,026
5.50%, 07/31/2035(1)		445,164	239,321
6.90%, 07/31/2030(1)		200,000	131,861
			547,208
Egypt — 0.8%
Arab Republic of Egypt
7.63%, 05/29/2032		250,000	221,165
8.50%, 01/31/2047		350,000	277,862
			499,027
Finland — 0.5%
Republic of Finland
0.13%, 04/15/2052*	EUR	600,000	290,393
France — 1.6%
Government of France
0.75%, 05/25/2028*	EUR	400,000	394,736
1.25%, 05/25/2034*	EUR	470,000	418,635
1.75%, 05/25/2066*	EUR	235,000	146,377
			959,748
Germany — 2.7%
Federal Republic of Germany
2.20%, 02/15/2034	EUR	400,000	410,496
2.30%, 02/15/2033	EUR	400,000	415,852
2.60%, 08/15/2034	EUR	200,000	211,596
4.75%, 07/04/2040	EUR	260,000	342,064
6.50%, 07/04/2027	EUR	200,000	228,611
			1,608,619
Guatemala — 0.3%
Republic of Guatemala
6.55%, 02/06/2037*		200,000	201,131
Hungary — 0.3%
Republic of Hungary
6.13%, 05/22/2028		200,000	205,155
Indonesia — 0.6%
Republic of Indonesia
2.15%, 07/28/2031		400,000	339,489
Security Description		Shares or Principal Amount	Value

Italy — 4.5%
Republic of Italy
0.60%, 08/01/2031*	EUR	1,000,000	$ 894,457
2.00%, 02/01/2028	EUR	465,000	477,609
2.70%, 03/01/2047*	EUR	470,000	398,098
3.00%, 08/01/2029	EUR	180,000	189,707
4.35%, 11/01/2033	EUR	300,000	336,075
4.75%, 09/01/2028*	EUR	140,000	156,280
6.00%, 05/01/2031	EUR	200,000	243,502
			2,695,728
Ivory Coast — 0.3%
Republic of Ivory Coast
8.25%, 01/30/2037		$ 200,000	194,420
Japan — 6.5%
Government of Japan
0.10%, 03/20/2028	JPY	100,000,000	649,078
0.10%, 03/20/2031	JPY	70,000,000	439,470
0.20%, 06/20/2028	JPY	130,000,000	844,493
0.70%, 03/20/2061	JPY	135,000,000	518,898
0.90%, 09/20/2034	JPY	70,000,000	446,868
1.70%, 09/20/2032	JPY	60,000,000	414,426
2.30%, 12/20/2036	JPY	30,000,000	215,543
2.30%, 03/20/2039	JPY	50,000,000	356,668
			3,885,444
Jordan — 0.5%
Kingdom of Jordan
5.85%, 07/07/2030		350,000	326,004
Mexico — 0.3%
United Mexican States
2.66%, 05/24/2031		200,000	167,805
Montenegro — 0.7%
Republic of Montenegro
7.25%, 03/12/2031*		400,000	415,800
Netherlands — 0.7%
Kingdom of the Netherlands
0.50%, 07/15/2026*	EUR	400,000	406,377
Nigeria — 1.5%
Federal Republic of Nigeria
6.13%, 09/28/2028		650,000	608,549
10.38%, 12/09/2034*		300,000	312,930
			921,479
Oman — 0.3%
Sultanate of Oman
5.38%, 03/08/2027		200,000	200,600
Pakistan — 0.4%
Islamic Republic of Pakistan
7.38%, 04/08/2031		300,000	261,563
Peru — 0.5%
Republic of Peru
2.84%, 06/20/2030		300,000	267,901
Philippines — 0.9%
Republic of the Philippines
3.95%, 01/20/2040		400,000	339,385
ROP Sukuk Trust
5.05%, 06/06/2029*		200,000	201,310
			540,695

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Poland — 0.7%
Republic of Poland
5.50%, 03/18/2054		$ 200,000	$ 192,134
6.00%, 10/25/2033	PLN	800,000	201,692
			393,826
Qatar — 0.3%
State of Qatar
5.10%, 04/23/2048		200,000	193,800
Romania — 1.4%
Government of Romania
5.75%, 03/24/2035*		200,000	182,601
6.00%, 05/25/2034		410,000	386,307
7.50%, 02/10/2037*		270,000	277,718
			846,626
Saudi Arabia — 1.7%
Kingdom of Saudi Arabia
3.38%, 03/05/2032*	EUR	400,000	415,106
3.45%, 02/02/2061		300,000	191,250
5.38%, 01/13/2031*		200,000	203,242
5.75%, 01/16/2054*		200,000	194,792
			1,004,390
South Africa — 1.0%
Republic of South Africa
7.10%, 11/19/2036*		450,000	441,552
7.30%, 04/20/2052		200,000	182,512
			624,064
Spain — 3.0%
Kingdom of Spain
0.50%, 10/31/2031*	EUR	400,000	359,791
1.00%, 10/31/2050*	EUR	470,000	276,567
1.30%, 10/31/2026*	EUR	655,000	670,520
5.75%, 07/30/2032	EUR	400,000	497,022
			1,803,900
Sri Lanka — 0.3%
Republic of Sri Lanka
3.60%, 02/15/2038*(1)		200,000	164,000
Sweden — 0.4%
Kingdom of Sweden
0.75%, 05/12/2028	SEK	2,620,000	233,941
Turkey — 1.0%
Republic of Turkey
4.88%, 04/16/2043		200,000	144,029
7.13%, 02/12/2032		200,000	199,843
9.38%, 01/19/2033#		200,000	226,500
			570,372
United Arab Emirates — 1.5%
Emirate of Abu Dhabi
1.63%, 06/02/2028		400,000	366,272
2.70%, 09/02/2070		200,000	111,908
3.13%, 10/11/2027		200,000	194,146
3.88%, 04/16/2050		300,000	236,094
			908,420
United Kingdom — 2.4%
United Kingdom Gilt Treasury
0.88%, 01/31/2046	GBP	468,000	278,667
Security Description		Shares or Principal Amount	Value

United Kingdom (continued)
1.00%, 01/31/2032	GBP	400,000	$ 406,362
1.13%, 01/31/2039	GBP	500,000	400,821
3.25%, 01/31/2033	GBP	300,000	349,486
			1,435,336
Uzbekistan — 0.7%
Republic of Uzbekistan
6.90%, 02/28/2032		$ 200,000	200,383
7.85%, 10/12/2028*		200,000	209,711
			410,094
Total Foreign Government Obligations (cost $30,749,030)			28,449,978
Total Long-Term Investment Securities (cost $62,244,130)			58,929,701
SHORT-TERM INVESTMENTS — 0.2%
Unaffiliated Investment Companies — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio 4.36%(2)(3) (cost $116,500)		116,500	116,500
TOTAL INVESTMENTS (cost $62,360,630)		98.5%	59,046,201
Other assets less liabilities		1.5	906,817
NET ASSETS		100.0%	$59,953,018
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Government Bond Fund has no right to demand registration of these securities. At February 28, 2025, the aggregate value of these securities was $10,182,912 representing 17.0% of net assets.
#	The security or a portion thereof is out on loan.
(1)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of February 28, 2025.
(2)	The rate shown is the 7-day yield as of February 28, 2025.
(3)	At February 28, 2025, the Fund had loaned securities with a total value of $1,735,344. This was secured by collateral of $116,500, which was received in cash and subsequently invested in short-term investments currently valued at $116,500 as reported in the Portfolio of Investments. Additional collateral of $1,697,181 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2025
Federal Home Loan Mtg. Corp.	1.50% to 7.06%	06/01/2028 to 03/25/2055	$801,692
Federal National Mtg. Assoc.	1.50% to 7.40%	11/01/2025 to 03/01/2055	459,313
Government National Mtg. Assoc.	2.50% to 6.08%	06/20/2047 to 05/16/2065	436,176
AUD—Australian Dollar
EUR—Euro Currency
GBP—British Pound
JPY—Japanese Yen
PLN—Polish Zloty
SEK—Swedish Krona

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Industry Allocation*
Foreign Government Obligations	47.5%
U.S. Government & Agency Obligations	42.1
Oil & Gas	2.1
Electric	1.8
Mining	1.6
Banks	0.5
Computers	0.5
Trucking & Leasing	0.5
Telecommunications	0.4
Commercial Services	0.4
Chemicals	0.3
Distribution/Wholesale	0.3
Transportation	0.3
Short-Term Investments	0.2
98.5%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$5,247,429	$—	$5,247,429
U.S. Government & Agency Obligations	—	25,232,294	—	25,232,294
Foreign Government Obligations	—	28,449,978	—	28,449,978
Short-Term Investments	116,500	—	—	116,500
Total Investments at Value	$116,500	$58,929,701	$—	$59,046,201
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I International Growth Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.8%
Bermuda — 1.4%
Brookfield Infrastructure Partners LP	173,065	$ 5,489,622
Brazil — 1.5%
NU Holdings, Ltd., Class A†	523,035	5,622,626
Canada — 8.7%
Brookfield Corp.#	153,885	8,916,097
Canada Goose Holdings, Inc.#†	398,942	4,077,187
Canadian Pacific Kansas City, Ltd.	167,626	13,056,695
Shopify, Inc., Class A†	66,011	7,393,232
		33,443,211
Denmark — 7.2%
DSV A/S	137,208	27,600,096
France — 22.7%
EssilorLuxottica SA	22,524	6,695,947
Hermes International S.C.A.	13,030	37,338,804
L'Oreal SA	38,331	14,034,210
LVMH Moet Hennessy Louis Vuitton SE	14,070	10,223,012
Schneider Electric SE	74,717	18,453,236
		86,745,209
Hong Kong — 2.6%
AIA Group, Ltd.	1,283,118	9,827,821
India — 7.2%
HDFC Bank, Ltd.	557,538	11,067,482
ICICI Bank, Ltd. ADR	419,952	11,708,262
Titan Co., Ltd.	130,487	4,617,471
		27,393,215
Italy — 6.6%
Moncler SpA	365,455	25,275,805
Japan — 5.1%
Keyence Corp.	35,700	14,223,472
Sanrio Co., Ltd.	123,500	5,224,020
		19,447,492
Jersey — 1.2%
Birkenstock Holding PLC†	89,467	4,426,827
Luxembourg — 7.6%
Spotify Technology SA†	48,044	29,211,232
Netherlands — 5.4%
Adyen NV*†	3,835	6,969,499
ASML Holding NV	19,174	13,612,383
		20,581,882
Switzerland — 6.0%
Chocoladefabriken Lindt & Spruengli AG	40	4,891,565
Cie Financiere Richemont SA, Class A	35,043	7,182,902
Straumann Holding AG	81,301	11,100,642
		23,175,109
Security Description	Shares or Principal Amount	Value

Taiwan — 4.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	606,000	$ 18,611,811
United Kingdom — 4.2%
London Stock Exchange Group PLC	83,089	12,400,180
Rightmove PLC	442,763	3,720,614
		16,120,794
United States — 7.5%
Liberty Media Corp.-Liberty Formula One, Class C†	97,419	9,394,114
MercadoLibre, Inc.†	9,136	19,385,405
		28,779,519
Total Long-Term Investment Securities (cost $264,317,613)		381,752,271
SHORT-TERM INVESTMENTS — 1.0%
Unaffiliated Investment Companies — 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio 4.36%(1)(2) (cost $3,908,281)	3,908,281	3,908,281
TOTAL INVESTMENTS (cost $268,225,894)	100.8%	385,660,552
Other assets less liabilities	(0.8)	(2,915,302)
NET ASSETS	100.0%	$382,745,250
†	Non-income producing security
#	The security or a portion thereof is out on loan.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Growth Fund has no right to demand registration of these securities. At February 28, 2025, the aggregate value of these securities was $6,969,499 representing 1.8% of net assets.
(1)	The rate shown is the 7-day yield as of February 28, 2025.
(2)	At February 28, 2025, the Fund had loaned securities with a total value of $12,993,284. This was secured by collateral of $3,908,281, which was received in cash and subsequently invested in short-term investments currently valued at $3,908,281 as reported in the Portfolio of Investments. Additional collateral of $9,302,432 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2025
United States Treasury Bills	0.00%	03/06/2025	$828,660
United States Treasury Notes/Bonds	0.13% to 4.63%	04/15/2026 to 02/15/2054	8,473,772
ADR—American Depositary Receipt

Industry Allocation*
Internet	15.6%
Apparel	14.8
Transportation	10.6
Retail	9.6
Semiconductors	8.5
Banks	7.5
Electrical Components & Equipment	4.8
Healthcare-Products	4.6

VALIC Company I International Growth Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Industry Allocation*(continued)
Machinery-Diversified	3.7%
Cosmetics/Personal Care	3.7
Diversified Financial Services	3.2
Insurance	2.6
Media	2.4
Private Equity	2.3
Commercial Services	1.8
Electric	1.4
Toys/Games/Hobbies	1.4
Food	1.3
Short-Term Investments	1.0
100.8%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$5,489,622	$—	$—	$5,489,622
Brazil	5,622,626	—	—	5,622,626
Canada	33,443,211	—	—	33,443,211
India	11,708,262	15,684,953	—	27,393,215
Jersey	4,426,827	—	—	4,426,827
Luxembourg	29,211,232	—	—	29,211,232
United States	28,779,519	—	—	28,779,519
Other Countries	—	247,386,019	—	247,386,019
Short-Term Investments	3,908,281	—	—	3,908,281
Total Investments at Value	$122,589,580	$263,070,972	$—	$385,660,552
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.2%
Australia — 3.3%
ALS, Ltd.	196,689	$ 1,998,871
Brickworks, Ltd.#	11,294	183,631
Charter Hall Group	70,917	755,499
Cochlear, Ltd.	8,519	1,370,339
Evolution Mining, Ltd.	416,302	1,587,923
JB Hi-Fi, Ltd.	7,910	454,196
Judo Capital Holdings, Ltd.†	670,758	850,285
Liberty Financial Group, Ltd.	312,810	752,469
Nufarm, Ltd.#	115,280	273,139
Orora, Ltd.#	416,993	548,091
Reliance Worldwide Corp, Ltd.	116,025	354,904
SiteMinder, Ltd.#†	118,816	369,882
Stockland	644,208	2,043,259
Ventia Services Group Pty., Ltd.	65,722	173,457
Whitehaven Coal, Ltd.	169,749	597,584
Worley, Ltd.	40,641	384,664
		12,698,193
Austria — 2.1%
Addiko Bank AG	17,302	346,183
ANDRITZ AG	40,389	2,386,073
BAWAG Group AG*	40,111	4,079,628
Fabasoft AG	48,678	876,055
Wienerberger AG	11,687	386,864
		8,074,803
Belgium — 0.9%
Elia Group SA	8,008	530,156
KBC Ancora	26,413	1,535,982
Warehouses De Pauw CVA	67,462	1,467,919
		3,534,057
Bermuda — 0.2%
Yue Yuen Industrial Holdings, Ltd.	292,500	601,058
Brazil — 3.0%
Hapvida Participacoes e Investimentos SA*†	769,193	275,662
Odontoprev SA	1,105,400	1,992,016
Rumo SA	800,800	2,302,709
TIM SA	438,600	1,204,583
TOTVS SA	673,012	3,996,246
WEG SA	223,600	1,838,885
		11,610,101
Canada — 1.5%
Advantage Energy, Ltd.#†	85,531	596,515
CCL Industries, Inc.	39,372	2,020,103
Faraday Copper Corp.†	804,390	439,238
Lightspeed Commerce, Inc.#†	31,451	397,226
MEG Energy Corp.#	23,412	364,429
Montage Gold Corp.†	485,374	798,473
NuVista Energy, Ltd.†	55,855	457,496
Peyto Exploration & Development Corp.#	53,639	590,242
Topaz Energy Corp.	11,224	191,857
		5,855,579
China — 0.8%
ENN Energy Holdings, Ltd.	120,550	816,553
Kanzhun, Ltd. ADR†	23,460	375,360
Pony AI, Inc. ADR†	13,100	210,517
Shandong Weigao Group Medical Polymer Co., Ltd.	1,009,898	658,336
Zai Lab, Ltd. ADR#†	35,663	1,235,366
		3,296,132
Security Description	Shares or Principal Amount	Value

Denmark — 2.0%
Ascendis Pharma A/S ADR†	3,579	$ 560,400
Chemometec A/S	35,781	2,918,835
Dfds A/S	67,389	962,235
Pandora A/S	11,056	1,957,574
Royal Unibrew A/S	15,632	1,193,010
		7,592,054
Finland — 0.7%
Elisa Oyj	10,804	496,873
Kemira Oyj	51,239	1,135,364
Nokian Renkaat Oyj	17,520	114,621
Vaisala Oyj	15,910	790,732
		2,537,590
France — 4.0%
Air France-KLM†	41,527	382,450
Alten SA	18,357	1,693,159
Ayvens SA*	86,104	730,996
Gaztransport Et Technigaz SA	2,664	409,006
Imerys SA	4,668	152,509
Interparfums SA	53,517	2,493,170
JCDecaux SE†	113,525	1,730,580
Kaufman & Broad SA#	16,309	553,589
Lectra	30,781	903,475
Medincell SA†	25,016	369,992
Neurones	41,492	2,156,599
Rubis SCA	13,580	377,963
Thermador Groupe	16,581	1,130,851
Valeo SE	50,085	529,254
Vetoquinol SA	11,015	830,491
Vicat SACA	6,540	311,295
Wendel SE	6,373	644,563
		15,399,942
Germany — 5.1%
Amadeus Fire AG	10,737	850,653
Atoss Software SE	7,699	938,403
Bertrandt AG	9,978	266,370
Carl Zeiss Meditec AG	80,037	4,987,713
CTS Eventim AG & Co. KGaA	23,574	2,581,554
Evotec SE†	69,255	586,835
Fuchs SE (Preference Shares)	45,462	2,215,105
Gerresheimer AG	5,530	463,570
Hensoldt AG	30,014	1,629,711
KION Group AG	11,612	466,590
Knorr-Bremse AG	31,135	2,699,328
RENK Group AG†	14,603	452,718
STRATEC SE	7,703	219,664
United Internet AG	70,257	1,283,501
		19,641,715
Hong Kong — 0.8%
Dah Sing Financial Holdings, Ltd.	352,390	1,371,178
SUNeVision Holdings, Ltd.#	1,634,123	1,846,327
		3,217,505
India — 0.9%
AIA Engineering, Ltd.	11,346	408,917
Ashok Leyland, Ltd.	66,403	163,358
Britannia Industries, Ltd.	17,961	941,625
Coforge, Ltd.	13,710	1,145,912
Triveni Turbine, Ltd.	125,907	706,912
		3,366,724

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Indonesia — 0.8%
Indofood CBP Sukses Makmur Tbk PT	1,219,800	$ 766,871
Selamat Sempurna Tbk PT	7,431,900	769,707
Telkom Indonesia Persero Tbk PT	9,835,600	1,408,129
		2,944,707
Ireland — 0.7%
Bank of Cyprus Holdings PLC (ASE)†	114,597	631,987
Bank of Cyprus Holdings PLC (CSE)	13,952	77,576
ICON PLC†	11,299	2,147,036
		2,856,599
Israel — 2.8%
Camtek, Ltd.#	11,870	884,552
First International Bank of Israel, Ltd.	23,021	1,229,810
Fiverr International, Ltd.#†	81,293	2,185,969
Melisron, Ltd.	18,455	1,633,915
NICE, Ltd. ADR†	8,252	1,148,513
Nova, Ltd.†	1,780	425,740
Sapiens International Corp. NV	65,489	1,806,187
SimilarWeb, Ltd.†	31,627	301,722
Tower Semiconductor, Ltd.†	24,293	1,032,453
		10,648,861
Italy — 3.8%
Banca Generali SpA#	13,512	705,826
Banca Monte dei Paschi di Siena SpA	118,805	860,181
BFF Bank SpA*	116,081	969,728
Brunello Cucinelli SpA	8,009	1,038,068
Buzzi SpA	10,848	494,508
Carel Industries SpA*#	24,805	534,991
De' Longhi SpA	27,731	976,046
DiaSorin SpA	27,349	2,877,943
Eurogroup Laminations SpA#	55,214	162,727
Interpump Group SpA	42,614	1,611,042
Italgas SpA	192,650	1,237,683
Recordati Industria Chimica e Farmaceutica SpA	43,412	2,456,241
Saipem SpA†	96,919	222,770
Technoprobe SpA#†	67,125	403,708
Tinexta SpA#	33,108	266,778
		14,818,240
Japan — 28.1%
ABC-Mart, Inc.#	61,319	1,174,125
Adastria Co., Ltd.#	36,903	713,211
ADEKA Corp.	10,900	201,909
Air Water, Inc.	29,200	363,776
Amada Co., Ltd.#	40,000	383,275
As One Corp.	52,500	808,901
ASKUL Corp.	84,900	896,538
Azbil Corp.	439,000	3,368,291
BayCurrent, Inc.#	15,555	661,433
Canon Marketing Japan, Inc.	30,769	1,044,796
COMSYS Holdings Corp.	16,300	346,261
Daicel Corp.	22,600	195,773
Denka Co., Ltd.	6,500	90,188
Disco Corp.	4,800	1,217,026
DMG Mori Co., Ltd.	15,200	268,501
Ebara Corp.	47,400	792,476
eGuarantee, Inc.	119,264	1,383,565
en Japan, Inc.	54,000	608,664
EXEO Group, Inc.	31,000	357,525
FP Corp.	28,500	548,088
Fujimi, Inc.	79,300	1,073,423
Security Description	Shares or Principal Amount	Value

Japan (continued)
Fujitec Co., Ltd.	5,100	$ 197,248
Fukui Computer Holdings, Inc.	42,300	901,642
Fukuyama Transporting Co., Ltd.#	16,500	381,561
Funai Soken Holdings, Inc.	59,000	937,566
GMO Financial Gate, Inc.	9,258	336,170
GMO Payment Gateway, Inc.	9,862	497,023
Hakuhodo DY Holdings, Inc.#	248,900	1,760,193
Heiwa Real Estate Co., Ltd.	12,800	395,974
Hirose Electric Co., Ltd.	11,800	1,383,499
Ibiden Co., Ltd.#	22,900	625,420
IHI Corp.#	13,300	778,280
Inaba Denki Sangyo Co., Ltd.	11,300	298,490
INFRONEER Holdings, Inc.	17,400	134,122
Invincible Investment Corp.	3,372	1,439,682
Japan Airport Terminal Co., Ltd.	19,700	588,125
Japan Elevator Service Holdings Co., Ltd.	105,400	1,936,905
Japan Real Estate Investment Corp.	1,270	912,076
Japan Steel Works, Ltd.	6,500	217,868
JCU Corp.	33,000	752,012
JGC Holdings Corp.	26,400	194,794
Kansai Paint Co., Ltd.#	21,500	306,557
Katitas Co., Ltd.#	137,800	1,877,462
Kawasaki Heavy Industries, Ltd.	16,100	805,208
Kinden Corp.	12,200	257,527
Koito Manufacturing Co., Ltd.#	29,300	372,062
Kokuyo Co., Ltd.	37,805	708,230
Konami Group Corp.	14,000	1,713,555
Kurita Water Industries, Ltd.	8,200	265,177
Kyudenko Corp.	7,900	236,749
Kyushu Electric Power Co., Inc.	269,700	2,371,958
Lintec Corp.	9,300	178,028
Lixil Corp.#	30,700	349,008
M3, Inc.#	84,262	988,647
Marui Group Co., Ltd.#	96,376	1,666,527
Mebuki Financial Group, Inc.	630,600	2,670,697
Medikit Co., Ltd.	26,800	448,334
MEITEC Group Holdings, Inc.	98,400	1,940,982
MIRAIT ONE corp	15,700	232,443
MISUMI Group, Inc.	204,294	3,332,383
Mitsubishi Gas Chemical Co., Inc.#	16,800	258,305
Miura Co., Ltd.	10,900	231,148
MonotaRO Co., Ltd.	85,400	1,433,761
Nabtesco Corp.	16,100	259,779
NGK Insulators, Ltd.	22,800	285,122
Nichias Corp.	5,100	152,997
Nifco, Inc.	27,728	677,136
Nippon Shokubai Co., Ltd.#	16,400	199,226
Nissan Chemical Corp.	14,200	410,617
NOF Corp.	160,000	2,163,604
NSD Co., Ltd.	83,300	1,896,098
NSK, Ltd.	35,600	150,042
Nxera Pharma Co., Ltd.#†	89,200	505,188
OBIC Business Consultants Co., Ltd.	54,098	2,592,284
Obic Co., Ltd.	130,200	3,751,047
PALTAC Corp.	22,100	579,753
Penta-Ocean Construction Co., Ltd.#	31,100	136,055
Persol Holdings Co., Ltd.	404,600	630,780
Rakus Co., Ltd.	30,723	390,740
Rakuten Bank, Ltd.†	61,300	2,300,021
Resonac Holdings Corp.	15,800	368,263
Resorttrust, Inc.	49,444	1,021,251
Sansan, Inc.†	32,323	445,148
Sanwa Holdings Corp.	18,600	606,141

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
SCSK Corp.	109,000	$ 2,727,291
Sega Sammy Holdings, Inc.#	92,751	1,791,957
Seria Co., Ltd.	133,200	2,301,267
Shimamura Co., Ltd.#	33,550	1,920,332
Shimano, Inc.	13,200	1,789,770
Shimizu Corp.	53,900	497,549
Shin-Etsu Polymer Co., Ltd.	16,300	170,778
SHO-BOND Holdings Co., Ltd.	70,700	2,212,599
SMS Co., Ltd.	184,100	1,413,838
Socionext, Inc.#	87,139	1,297,767
Sohgo Security Services Co., Ltd.	168,260	1,205,537
Sojitz Corp.#	25,300	553,282
Sumitomo Chemical Co., Ltd.	126,200	297,123
Sumitomo Heavy Industries, Ltd.	16,500	336,598
Sumitomo Rubber Industries, Ltd.	20,400	236,744
Sysmex Corp.	111,700	2,026,471
Taiheiyo Cement Corp.	8,800	229,468
TechnoPro Holdings, Inc.	182,297	3,593,856
Teijin, Ltd.	16,000	140,560
THK Co., Ltd.	18,100	461,898
TKC Corp.	50,600	1,281,156
Tokyo Seimitsu Co., Ltd.	25,400	1,395,016
Tokyu Fudosan Holdings Corp.	215,242	1,405,981
Tosoh Corp.#	22,100	301,766
Toyo Suisan Kaisha, Ltd.	26,900	1,592,844
UBE Corp. #	11,900	176,032
USS Co., Ltd.	202,900	1,853,895
Visional, Inc.†	8,707	415,515
Yamaha Corp.#	116,504	857,336
Zuken, Inc.	19,500	597,615
		108,414,276
Jersey — 1.0%
JTC PLC*	121,743	1,475,017
MAC Copper, Ltd. CDI†	211,583	2,215,034
		3,690,051
Luxembourg — 0.1%
Subsea 7 SA	31,712	488,307
Mexico — 0.6%
Gruma SAB de CV, Class B	123,520	2,129,599
Grupo Traxion SAB de CV*#†	214,800	182,780
		2,312,379
Netherlands — 2.0%
Aalberts NV	41,502	1,397,260
Arcadis NV	11,862	590,129
Corbion NV	8,884	195,166
IMCD NV	10,759	1,606,737
Immatics NV#†	69,384	303,902
Koninklijke Vopak NV	42,562	1,807,531
Merus NV†	21,568	1,015,637
Technip Energies NV	25,205	788,342
		7,704,704
New Zealand — 0.1%
Fletcher Building, Ltd.#†	112,610	213,642
Norway — 0.3%
DOF Group ASA†	34,855	273,556
Security Description	Shares or Principal Amount	Value

Norway (continued)
Medistim ASA	35,260	$ 500,551
SmartCraft ASA†	198,102	471,648
		1,245,755
Poland — 0.1%
Alior Bank SA	16,728	394,623
Russia — 0.0%
Detsky Mir PJSC†(1)(2)	601,792	0
Moscow Exchange MICEX-RTS PJSC†(1)(2)	205,642	0
		0
Singapore — 0.6%
BOC Aviation, Ltd.*	100,328	774,200
ComfortDelGro Corp., Ltd.	259,000	266,396
Keppel DC REIT	728,573	1,120,355
		2,160,951
Slovenia — 0.3%
Nova Ljubljanska Banka dd GDR	41,871	1,196,687
South Africa — 0.3%
Harmony Gold Mining Co., Ltd.	62,330	615,150
Hudaco Industries, Ltd.	47,544	491,430
		1,106,580
South Korea — 1.0%
Coway Co., Ltd.	38,212	2,138,121
NICE Information Service Co., Ltd.†	76,802	674,729
Park Systems Corp.	8,543	1,231,183
		4,044,033
Spain — 0.9%
Almirall SA	80,172	835,595
Fluidra SA#	48,558	1,116,479
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros#	172,678	197,200
Melia Hotels International SA	122,224	936,921
Unicaja Banco SA*	177,270	308,825
		3,395,020
Sweden — 4.7%
AddTech AB, Class B	47,906	1,453,232
Billerud Aktiebolag	87,452	976,973
Biotage AB	81,411	844,414
Cibus Nordic Real Estate AB publ	60,576	917,740
Epiroc AB, Class A	82,668	1,625,962
Hexpol AB	157,544	1,539,935
Karnov Group AB†	186,522	1,542,573
Lifco AB, Class B	64,479	2,219,949
Loomis AB	38,476	1,485,615
MIPS AB	33,164	1,523,324
Mycronic AB	55,579	2,366,264
Sdiptech AB†	44,230	866,069
Thule Group AB*	25,637	831,695
		18,193,745
Switzerland — 4.7%
Accelleron Industries AG	15,132	718,752
Belimo Holding AG	2,804	1,891,582
Bossard Holding AG#	3,332	744,235
Interroll Holding AG	341	821,368
Kardex Holding AG	3,674	1,065,212
LEM Holding SA#	560	521,424
Partners Group Holding AG	2,881	4,241,947

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
PSP Swiss Property AG	9,926	$ 1,461,608
Siegfried Holding AG	1,452	1,550,653
Tecan Group AG	10,585	2,315,783
VZ Holding AG	16,503	2,784,049
		18,116,613
Taiwan — 2.0%
Advantech Co., Ltd.	172,000	2,123,310
ASPEED Technology, Inc.	10,941	1,178,269
Chroma ATE, Inc.	94,004	937,423
Gudeng Precision Industrial Co., Ltd.	49,661	724,337
Minth Group, Ltd.†	231,668	604,821
Nien Made Enterprise Co., Ltd.	145,000	1,942,796
Unimicron Technology Corp.	108,606	384,831
		7,895,787
United Kingdom — 16.0%
Allfunds Group PLC	132,035	686,303
Autolus Therapeutics PLC ADR#†	196,068	339,198
Beazley PLC	226,744	2,510,171
Bellway PLC	31,954	951,676
Bunzl PLC	58,610	2,485,203
Currys PLC†	915,750	1,049,710
Deliveroo PLC*†	699,175	1,206,840
Diploma PLC	38,505	2,189,571
Elementis PLC	413,368	787,606
Genus PLC	30,398	706,361
Greggs PLC	56,833	1,500,916
Halma PLC	66,505	2,367,313
Hammerson PLC	768,383	2,650,305
Harbour Energy PLC	122,377	351,698
Hill & Smith PLC	77,313	1,883,129
Howden Joinery Group PLC	206,374	2,013,750
IMI PLC	214,335	5,432,715
Immunocore Holdings PLC ADR#†	21,591	634,128
Inchcape PLC	95,240	821,657
Intermediate Capital Group PLC	26,028	755,536
Intertek Group PLC	23,544	1,529,545
JD Sports Fashion PLC	306,772	301,751
JET2 PLC	50,598	897,580
Marks & Spencer Group PLC	326,775	1,462,259
Pennon Group PLC#	117,756	622,339
Rathbones Group PLC	63,632	1,292,340
Restore PLC#	282,589	793,030
Rightmove PLC	206,213	1,732,844
Rotork PLC	896,310	3,695,632
Sabre Insurance Group PLC*	480,168	777,601
Smiths Group PLC	55,713	1,416,651
Softcat PLC	103,991	1,987,758
Spectris PLC	42,933	1,568,665
Spirax Group PLC	28,180	2,591,171
Synthomer PLC†	95,656	157,431
Tate & Lyle PLC	157,528	1,082,329
Trainline PLC*†	511,400	1,976,237
Verona Pharma PLC ADR†	30,997	2,158,321
Weir Group PLC	108,611	3,348,234
WH Smith PLC	71,807	1,050,474
		61,765,978
Total Common Stocks (cost $350,560,584)		371,032,991
Security Description	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES — 1.2%
United States — 1.2%
iShares MSCI EAFE Small-Cap ETF (cost $4,518,415)	72,250	$ 4,543,080
Total Long-Term Investment Securities (cost $355,078,999)		375,576,071
SHORT-TERM INVESTMENTS — 3.5%
Unaffiliated Investment Companies — 3.5%
State Street Navigator Securities Lending Government Money Market Portfolio 4.36%(3)(4) (cost $13,600,836)	13,600,836	13,600,836
REPURCHASE AGREEMENTS — 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 02/28/2025, to be repurchased 03/03/2025 in the amount of $1,078,367 and collateralized by $1,076,200 of United States Treasury Notes, bearing interest at 4.63% due 11/15/2026 and having an approximate value of $1,099,963 (cost $1,078,244)	$ 1,078,244	1,078,244
TOTAL INVESTMENTS (cost $369,758,079)	101.2%	390,255,151
Other assets less liabilities	(1.2)	(4,669,699)
NET ASSETS	100.0%	$385,585,452
#	The security or a portion thereof is out on loan.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Opportunities Fund has no right to demand registration of these securities. At February 28, 2025, the aggregate value of these securities was $14,124,200 representing 3.7% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2025, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Detsky Mir PJSC
	12/02/2020	534,295	$989,158
	02/22/2021	56,107	109,095
	03/18/2021	11,390	20,905
		601,792	1,119,158	$0	$0.00	0.0%
Moscow Exchange MICEX-RTS PJSC
	03/26/2020	27,771	33,435

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
	03/27/2020	156,529	$182,610
	10/19/2020	21,342	40,021
		205,642	256,066	$0	$0.00	0.0%
				$0		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.
(3)	The rate shown is the 7-day yield as of February 28, 2025.
(4)	At February 28, 2025, the Fund had loaned securities with a total value of $27,925,329. This was secured by collateral of $13,600,836, which was received in cash and subsequently invested in short-term investments currently valued at $13,600,836 as reported in the Portfolio of Investments. Additional collateral of $15,901,845 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2025
Government National Mtg. Assoc.	2.30% to 6.00%	11/16/2050 to 12/16/2057	$181,509
United States Treasury Bills	0.00%	03/11/2025 to 10/30/2025	1,439,902
United States Treasury Notes/Bonds	0.00% to 6.13%	03/31/2025 to 02/15/2055	14,280,434
ADR—American Depositary Receipt
ASE—Athens Stock Exchange
CDI—CHESS Depositary Interest
CSE—Cyprus Stock Exchange
CVA—Certification Van Aandelen (Dutch Cert.)
ETF—Exchange Traded Fund
GDR—Global Depositary Receipt

Industry Allocation*
Machinery-Diversified	6.5%
Healthcare-Products	5.0
Software	4.8
Electronics	4.8
Computers	4.7
Commercial Services	4.6
Banks	4.4
Internet	4.2
Retail	4.1
Miscellaneous Manufacturing	3.9
Short-Term Investments	3.5
Diversified Financial Services	3.1
Chemicals	2.7
REITS	2.7
Food	2.6
Pharmaceuticals	2.5
Semiconductors	2.4
Distribution/Wholesale	2.3
Building Materials	2.3
Engineering & Construction	2.1
Home Furnishings	1.5
Real Estate	1.5
Insurance	1.5
Mining	1.5
Leisure Time	1.3
Private Equity	1.3
Machinery-Construction & Mining	1.3
Auto Parts & Equipment	1.3
Unaffiliated Investment Companies	1.2
Packaging & Containers	1.1
Metal Fabricate/Hardware	1.1
Transportation	1.1
Advertising	1.0
Telecommunications	0.8
Oil & Gas	0.8
Biotechnology	0.8

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Industry Allocation*(continued)
Electric	0.7%
Healthcare-Services	0.7
Entertainment	0.7
Cosmetics/Personal Care	0.7
Pipelines	0.6
Gas	0.5
Aerospace/Defense	0.5
Lodging	0.5
Housewares	0.5
Environmental Control	0.4
Home Builders	0.3
Airlines	0.3
Beverages	0.3
Repurchase Agreements	0.3
Office/Business Equipment	0.3
Oil & Gas Services	0.3
Hand/Machine Tools	0.2
Agriculture	0.2
Investment Companies	0.2
Water	0.2
Apparel	0.2
Coal	0.2
Iron/Steel	0.1
101.2%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Brazil	$11,610,101	$—	$—	$11,610,101
Canada	5,855,579	—	—	5,855,579
China	1,821,243	1,474,889	—	3,296,132
Denmark	560,400	7,031,654	—	7,592,054
Ireland	2,224,612	631,987	—	2,856,599
Israel	7,785,136	2,863,725	—	10,648,861
Mexico	2,312,379	—	—	2,312,379
Netherlands	1,319,539	6,385,165	—	7,704,704
Russia	—	—	0	0
United Kingdom	3,131,647	58,634,331	—	61,765,978
Other Countries	—	257,390,604	—	257,390,604
Unaffiliated Investment Companies	4,543,080	—	—	4,543,080
Short-Term Investments	13,600,836	—	—	13,600,836
Repurchase Agreements	—	1,078,244	—	1,078,244
Total Investments at Value	$54,764,552	$335,490,599	$0	$390,255,151
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.0%
Australia — 5.8%
ANZ Group Holdings, Ltd.	123,744	$ 2,303,198
APA Group	109,780	504,209
ASX, Ltd.	8,252	345,279
BlueScope Steel, Ltd.	91,303	1,383,702
Brambles, Ltd.	74,556	972,755
Cochlear, Ltd.	3,468	557,851
Computershare, Ltd.	26,606	683,161
CSL, Ltd.	17,972	2,916,024
Goodman Group	58,366	1,150,734
GPT Group	90,203	258,649
Macquarie Group, Ltd.	15,949	2,270,983
Mirvac Group	88,325	114,019
Northern Star Resources, Ltd.	95,241	1,021,623
Origin Energy, Ltd.	39,771	271,689
QBE Insurance Group, Ltd.	54,012	723,373
Ramsay Health Care, Ltd.	13,683	294,337
Scentre Group	254,265	533,544
Sonic Healthcare, Ltd.	46,939	804,444
South32, Ltd.	518,634	1,141,315
Stockland	125,282	397,362
Suncorp Group, Ltd.	54,935	691,310
Telstra Group, Ltd.	282,759	729,193
Transurban Group	193,001	1,584,834
Vicinity, Ltd.	243,057	329,521
Washington H. Soul Pattinson & Co., Ltd.	53,469	1,137,273
Westpac Banking Corp.	141,301	2,810,165
Woodside Energy Group, Ltd.	136,022	2,085,818
		28,016,365
Austria — 0.5%
Erste Group Bank AG	14,104	946,608
OMV AG	30,675	1,353,113
Verbund AG	2,370	179,047
		2,478,768
Belgium — 0.7%
Ageas SA	3,735	205,045
D'ieteren Group	2,435	404,257
Elia Group SA	1,177	77,921
Groupe Bruxelles Lambert NV	11,917	854,479
KBC Group NV	14,759	1,288,565
Sofina SA	394	97,676
Syensqo SA	5,299	390,236
		3,318,179
Bermuda — 0.1%
Aegon, Ltd.	56,420	357,118
CK Infrastructure Holdings, Ltd.	12,000	82,358
Hongkong Land Holdings, Ltd.	19,900	90,079
		529,555
Denmark — 2.8%
AP Moller-Maersk A/S, Series B	190	333,469
Coloplast A/S, Class B	2,660	283,997
Demant A/S†	3,797	137,364
DSV A/S	7,572	1,523,147
Genmab A/S†	1,835	415,147
Novo Nordisk A/S, Class B	93,435	8,470,150
Novonesis (Novozymes), Class B	12,002	727,908
Orsted A/S*†	5,503	239,988
Security Description	Shares or Principal Amount	Value

Denmark (continued)
Pandora A/S	5,429	$ 961,258
Vestas Wind Systems A/S†	30,336	430,276
		13,522,704
Finland — 1.0%
Elisa Oyj	2,792	128,404
Kesko Oyj, Class B	9,061	172,509
Kone Oyj, Class B	7,737	437,967
Neste Oyj	22,650	204,715
Nokia Oyj	199,833	966,304
Nordea Bank Abp	76,847	1,014,192
Orion Oyj, Class B	11,540	651,202
Sampo Oyj, Class A	74,135	653,809
UPM-Kymmene Oyj	23,537	690,014
		4,919,116
France — 9.2%
Accor SA	7,458	374,923
Aeroports de Paris SA	2,265	233,819
Air Liquide SA	29,234	5,386,211
Alstom SA†	9,565	211,328
Amundi SA*	3,249	234,138
AXA SA	125,186	4,887,755
BioMerieux	1,473	176,675
Bureau Veritas SA	8,176	245,973
Capgemini SE	7,726	1,205,193
Covivio SA	2,965	161,976
Credit Agricole SA	98,591	1,638,595
Dassault Systemes SE	32,056	1,274,041
Edenred SE	15,446	495,812
Eiffage SA	10,976	1,105,603
EssilorLuxottica SA	14,775	4,392,320
Eurazeo SE	4,129	328,221
Gecina SA	2,282	214,761
Getlink SE	33,593	559,738
Hermes International S.C.A.	1,645	4,713,917
Ipsen SA	7,508	869,824
Kering SA	3,631	1,033,049
Klepierre SA	15,021	478,754
Legrand SA	7,797	856,529
Orange SA	31,568	377,980
Publicis Groupe SA	13,261	1,323,712
Sartorius Stedim Biotech	1,434	300,144
Schneider Electric SE	20,337	5,022,732
Societe Generale SA	29,340	1,199,295
Sodexo SA	7,263	560,271
Veolia Environnement SA	24,111	724,379
Vinci SA	28,924	3,352,176
		43,939,844
Germany — 8.6%
adidas AG	4,497	1,149,318
Allianz SE	3,587	1,232,336
Bayerische Motoren Werke AG	32,572	2,837,255
Bayerische Motoren Werke AG (Preference Shares)	7,268	592,940
Beiersdorf AG	15,175	2,086,920
Brenntag SE	3,506	232,770
Carl Zeiss Meditec AG	1,179	73,472
Commerzbank AG	49,330	1,055,045
Daimler Truck Holding AG	18,417	804,447
Deutsche Boerse AG	8,526	2,225,013
Deutsche Post AG	12,860	502,780
E.ON SE	33,405	426,098
Evonik Industries AG	10,739	213,648

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
GEA Group AG	6,478	$ 374,556
Hannover Rueck SE	3,473	923,264
Henkel AG & Co. KGaA	4,107	313,923
Henkel AG & Co. KGaA (Preference Shares)	16,643	1,438,358
Infineon Technologies AG	46,853	1,734,391
Knorr-Bremse AG	1,645	142,617
Merck KGaA	10,379	1,465,357
Muenchener Rueckversicherungs-Gesellschaft AG	5,811	3,296,040
Nemetschek SE	2,166	252,500
Puma SE	8,092	242,258
SAP SE	32,969	9,112,632
Sartorius AG (Preference Shares)	1,031	258,010
Siemens AG	25,358	5,839,278
Siemens Healthineers AG*	20,081	1,121,952
Symrise AG	5,541	558,623
Vonovia SE	23,400	727,450
Zalando SE*†	6,180	222,305
		41,455,556
Hong Kong — 2.4%
AIA Group, Ltd.	367,600	2,815,569
BOC Hong Kong Holdings, Ltd.	184,500	649,605
CK Asset Holdings, Ltd.	150,808	656,938
Futu Holdings, Ltd. ADR	1,665	181,801
Hang Seng Bank, Ltd.	32,100	450,428
Henderson Land Development Co., Ltd.	130,503	355,009
HKT Trust & HKT, Ltd.	190,000	243,717
Hong Kong & China Gas Co., Ltd.	590,252	470,906
Hong Kong Exchanges & Clearing, Ltd.	37,900	1,709,653
Link REIT	67,460	306,053
MTR Corp., Ltd.	76,000	248,559
Power Assets Holdings, Ltd.	64,000	433,690
SITC International Holdings Co., Ltd.	44,000	105,938
Sun Hung Kai Properties, Ltd.	74,500	696,251
Swire Pacific, Ltd., Class A	45,500	377,345
Techtronic Industries Co., Ltd.	45,500	635,859
WH Group, Ltd.*	949,500	774,557
Wharf Real Estate Investment Co., Ltd.	80,000	209,279
		11,321,157
Ireland — 0.5%
Bank of Ireland Group PLC	18,569	220,405
DCC PLC	7,346	497,020
James Hardie Industries PLC CDI†	8,921	284,513
Kerry Group PLC, Class A	14,326	1,508,252
		2,510,190
Israel — 0.9%
Bank Hapoalim BM	66,919	910,206
Bank Leumi Le-Israel BM	90,689	1,204,470
Check Point Software Technologies, Ltd.†	1,847	406,820
CyberArk Software, Ltd.†	579	210,669
ICL Group, Ltd.	43,254	261,993
Israel Discount Bank, Ltd., Class A	57,926	447,205
Mizrahi Tefahot Bank, Ltd.	11,712	548,801
Nice, Ltd.†	1,497	210,377
Wix.com, Ltd.†	1,386	278,156
		4,478,697
Italy — 3.4%
Amplifon SpA	6,487	165,602
Banco BPM SpA	32,871	328,425
DiaSorin SpA	1,255	132,064
Security Description	Shares or Principal Amount	Value

Italy (continued)
FinecoBank Banca Fineco SpA	21,030	$ 394,392
Generali	87,196	2,879,882
Infrastrutture Wireless Italiane SpA*	48,251	484,391
Intesa Sanpaolo SpA	438,334	2,151,183
Mediobanca Banca di Credito Finanziario SpA	81,957	1,457,312
Moncler SpA	19,454	1,345,488
Nexi SpA*†	11,460	60,137
Poste Italiane SpA*	65,033	1,047,039
Prysmian SpA	4,146	248,141
Recordati Industria Chimica e Farmaceutica SpA	16,994	961,517
Snam SpA	279,780	1,347,321
Terna - Rete Elettrica Nazionale	111,052	930,672
UniCredit SpA	42,272	2,227,068
		16,160,634
Japan — 21.3%
Advantest Corp.	20,600	1,154,926
Aeon Co., Ltd.	37,700	924,871
Aisin Corp.	16,800	198,992
Ajinomoto Co., Inc.	20,300	814,563
ANA Holdings, Inc.	9,100	172,840
Asahi Kasei Corp.	21,300	145,383
Asics Corp.	13,100	291,080
Astellas Pharma, Inc.	98,400	953,337
Bandai Namco Holdings, Inc.	11,400	380,867
Canon, Inc.	48,800	1,653,983
Central Japan Railway Co.	44,600	881,675
Chiba Bank, Ltd.	11,600	105,187
Chubu Electric Power Co., Inc.	4,900	51,844
Chugai Pharmaceutical Co., Ltd.	26,400	1,318,725
Dai-ichi Life Holdings, Inc.	41,100	1,217,666
Daiichi Sankyo Co., Ltd.	62,400	1,436,531
Denso Corp.	91,300	1,184,565
Disco Corp.	2,500	633,867
East Japan Railway Co.	33,500	663,180
Eisai Co., Ltd.	15,200	437,380
ENEOS Holdings, Inc.	352,400	1,886,851
FANUC Corp.	33,900	980,390
Fast Retailing Co., Ltd.	6,400	1,952,996
FUJIFILM Holdings Corp.	43,900	893,779
Fujikura, Ltd.	8,100	335,636
Fujitsu, Ltd.	42,600	825,128
Hitachi, Ltd.	144,200	3,649,638
Hoya Corp.	11,600	1,362,712
Idemitsu Kosan Co., Ltd.	172,900	1,169,507
Inpex Corp.	89,400	1,132,546
Isuzu Motors, Ltd.	59,200	782,722
ITOCHU Corp.	36,700	1,629,538
Japan Airlines Co., Ltd.	5,400	92,674
JFE Holdings, Inc.	123,300	1,536,402
Kajima Corp.	32,800	683,235
Kao Corp.	25,100	1,086,648
KDDI Corp.	65,900	2,151,377
Keyence Corp.	6,400	2,549,866
Komatsu, Ltd.	37,300	1,115,365
Kubota Corp.	38,900	481,678
Kyocera Corp.	36,100	403,142
Kyowa Kirin Co., Ltd.	23,000	325,520
Lasertec Corp.	800	71,789
M3, Inc.	11,100	130,236
Marubeni Corp.	79,500	1,251,988
MEIJI Holdings Co., Ltd.	23,800	487,137
Mitsubishi Chemical Group Corp.	86,900	440,305

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Mitsubishi Corp.	157,200	$ 2,613,097
Mitsubishi Estate Co., Ltd.	54,800	806,990
Mitsubishi UFJ Financial Group, Inc.	289,500	3,694,581
Mitsui Fudosan Co., Ltd.	115,300	1,005,081
Mitsui OSK Lines, Ltd.	10,000	368,106
Mizuho Financial Group, Inc.	95,900	2,681,819
MS&AD Insurance Group Holdings, Inc.	57,000	1,197,438
Murata Manufacturing Co., Ltd.	64,100	1,098,647
Nexon Co., Ltd.	12,200	165,280
NIDEC Corp.	15,600	278,733
Nintendo Co., Ltd.	33,100	2,473,907
Nippon Paint Holdings Co., Ltd.	17,500	130,665
Nippon Yusen KK	16,300	572,504
Nissin Foods Holdings Co., Ltd.	12,800	258,782
Nitori Holdings Co., Ltd.	1,200	124,169
NTT Data Group Corp.	18,000	335,820
Obayashi Corp.	24,000	322,890
Ono Pharmaceutical Co., Ltd.	43,100	465,662
Oriental Land Co., Ltd.	39,200	810,113
ORIX Corp.	55,100	1,140,183
Osaka Gas Co., Ltd.	41,000	941,698
Otsuka Holdings Co., Ltd.	22,200	1,087,046
Pan Pacific International Holdings Corp.	20,200	537,854
Rakuten Group, Inc.†	11,700	72,576
Recruit Holdings Co., Ltd.	38,900	2,306,668
Renesas Electronics Corp.	33,600	559,013
Resona Holdings, Inc.	95,700	746,533
Secom Co., Ltd.	11,200	385,956
Sekisui House, Ltd.	16,100	364,921
Seven & i Holdings Co., Ltd.	34,700	498,957
SG Holdings Co., Ltd.	6,800	69,374
Shimano, Inc.	2,300	311,854
Shin-Etsu Chemical Co., Ltd.	71,000	2,143,617
Shionogi & Co., Ltd.	55,500	830,324
Shiseido Co., Ltd.	18,700	339,658
Shizuoka Financial Group, Inc.	6,700	68,156
SMC Corp.	1,500	543,841
SoftBank Corp.	1,018,000	1,452,044
SoftBank Group Corp.	31,200	1,724,924
Sony Group Corp.	186,000	4,671,473
Subaru Corp.	54,800	1,015,684
Sumitomo Corp.	55,800	1,253,778
Sumitomo Electric Industries, Ltd.	53,300	942,169
Sumitomo Metal Mining Co., Ltd.	27,300	596,676
Sumitomo Mitsui Financial Group, Inc.	144,200	3,656,075
Sumitomo Realty & Development Co., Ltd.	4,300	149,844
Suntory Beverage & Food, Ltd.	17,400	557,391
Suzuki Motor Corp.	100,500	1,228,678
Sysmex Corp.	8,200	148,765
TDK Corp.	28,500	305,611
Terumo Corp.	45,000	802,314
Tokio Marine Holdings, Inc.	62,800	2,226,398
Tokyo Electron, Ltd.	13,200	1,976,470
Tokyo Gas Co., Ltd.	21,300	670,221
Toppan Holdings, Inc.	600	17,690
Toray Industries, Inc.	61,300	408,654
TOTO, Ltd.	800	20,851
Toyota Industries Corp.	7,200	625,790
Unicharm Corp.	29,600	223,256
Yakult Honsha Co., Ltd.	23,000	463,165
Yamaha Motor Co., Ltd.	111,900	923,312
		102,444,013
Security Description	Shares or Principal Amount	Value

Jersey — 0.2%
WPP PLC	110,985	$ 900,108
Luxembourg — 0.7%
Eurofins Scientific SE	3,440	173,269
Spotify Technology SA†	3,600	2,188,836
Tenaris SA	56,054	1,053,414
		3,415,519
Netherlands — 6.5%
ABN AMRO Bank NV CVA*	29,367	557,344
Adyen NV*†	697	1,266,686
AerCap Holdings NV	2,934	302,495
Akzo Nobel NV	10,862	674,682
Argenx SE†	1,997	1,246,274
ASM International NV	888	471,872
ASML Holding NV	11,518	8,177,085
EXOR NV	11,715	1,148,761
Ferrari NV	7,163	3,342,136
Ferrovial SE	45,805	2,046,702
ING Groep NV	162,839	2,916,456
JDE Peet's NV	33,914	636,477
Koninklijke Ahold Delhaize NV	54,268	1,914,808
Koninklijke KPN NV	136,893	522,696
NN Group NV	16,582	842,839
Prosus NV	57,901	2,539,611
QIAGEN NV	10,738	410,228
STMicroelectronics NV	27,063	668,020
Universal Music Group NV	24,109	672,943
Wolters Kluwer NV	6,606	1,013,912
		31,372,027
New Zealand — 0.3%
Auckland International Airport, Ltd.	92,992	425,331
Fisher & Paykel Healthcare Corp., Ltd.	19,158	366,688
Mercury NZ, Ltd.	24,036	79,676
Meridian Energy, Ltd.	45,880	151,648
Xero, Ltd.†	3,014	323,404
		1,346,747
Norway — 1.0%
Aker BP ASA	55,263	1,148,836
DNB Bank ASA	15,604	358,913
Equinor ASA	69,499	1,614,639
Mowi ASA	27,884	520,531
Orkla ASA	58,806	568,171
Telenor ASA	28,132	364,478
Yara International ASA	5,783	164,745
		4,740,313
Portugal — 0.7%
EDP SA	272,359	881,722
Galp Energia SGPS SA	91,162	1,505,170
Jeronimo Martins SGPS SA	37,592	807,346
		3,194,238
Singapore — 1.7%
DBS Group Holdings, Ltd.	84,590	2,879,895
Keppel, Ltd.	43,600	222,155
Oversea-Chinese Banking Corp., Ltd.	158,600	2,022,290
Sea, Ltd. ADR†	10,520	1,338,881
Singapore Telecommunications, Ltd.	141,200	358,050
United Overseas Bank, Ltd.	45,000	1,279,436
Yangzijiang Shipbuilding Holdings, Ltd.	105,400	185,626
		8,286,333

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Spain — 1.6%
Acciona SA	1,887	$ 233,228
Aena SME SA*	8,295	1,854,560
Amadeus IT Group SA	20,831	1,583,719
Banco de Sabadell SA	227,138	631,430
CaixaBank SA	180,065	1,249,775
Cellnex Telecom SA*	19,326	694,146
Grifols SA†	21,717	240,721
Redeia Corp. SA	49,130	882,466
		7,370,045
SupraNational — 0.1%
Unibail-Rodamco-Westfield	5,322	450,498
Sweden — 3.2%
Assa Abloy AB, Class B	22,414	691,496
Atlas Copco AB, Class A	96,653	1,659,415
Boliden AB	36,787	1,299,581
Epiroc AB, Class B	31,684	546,151
EQT AB	4,490	140,664
Essity AB, Class B	48,800	1,344,754
Hexagon AB, Class B	56,124	645,565
Industrivarden AB, Class A	1,779	67,506
Industrivarden AB, Class C	4,364	165,636
Investor AB, Class B	128,503	3,843,218
Sandvik AB	43,651	952,880
Skandinaviska Enskilda Banken AB, Class A	90,544	1,453,619
Svenska Cellulosa AB SCA, Class B	7,724	105,903
Svenska Handelsbanken AB, Class A	81,107	1,019,403
Volvo AB, Class A	44,140	1,370,382
		15,306,173
Switzerland — 10.6%
ABB, Ltd.	82,165	4,458,519
Adecco Group AG	9,623	260,050
Alcon AG	22,647	2,099,693
Bachem Holding AG	1,519	97,945
Baloise Holding AG	2,914	561,783
Coca-Cola HBC AG	44,078	1,869,962
DSM-Firmenich AG	8,730	936,956
EMS-Chemie Holding AG	1,396	981,482
Geberit AG	1,615	948,751
Givaudan SA	591	2,662,738
Holcim AG	3,023	333,278
Julius Baer Group, Ltd.	19,742	1,331,780
Kuehne & Nagel International AG	3,727	859,132
Logitech International SA	9,967	992,535
Lonza Group AG	2,376	1,502,199
Novartis AG	60,224	6,562,039
Partners Group Holding AG	1,462	2,152,630
Sandoz Group AG	6,981	306,406
Schindler Holding AG	312	92,080
Schindler Holding AG (Participation Certificate)	4,868	1,489,492
SGS SA	11,169	1,144,928
SIG Group AG	20,282	403,413
Sika AG	8,294	2,111,627
Sonova Holding AG	3,401	1,092,588
Straumann Holding AG	6,596	900,602
Swatch Group AG	5,817	1,138,150
Swiss Life Holding AG	2,017	1,757,006
Swiss Prime Site AG	9,247	1,066,532
Swiss Re AG	15,770	2,528,407
Swisscom AG	3,584	2,041,963
Temenos AG	3,561	294,478
Security Description	Shares or Principal Amount	Value

Switzerland (continued)
VAT Group AG*	1,000	$ 379,462
Zurich Insurance Group AG	8,193	5,416,990
		50,775,596
United Kingdom — 12.2%
3i Group PLC	57,508	2,872,533
Admiral Group PLC	9,049	327,545
Antofagasta PLC	78,038	1,723,127
Ashtead Group PLC	22,037	1,338,121
AstraZeneca PLC	46,804	7,087,552
Auto Trader Group PLC*	38,098	371,944
Aviva PLC	322,043	2,212,385
Barratt Redrow PLC	90,817	491,985
Berkeley Group Holdings PLC	14,910	677,382
Bunzl PLC	39,094	1,657,678
Coca-Cola Europacific Partners PLC	19,167	1,653,345
Compass Group PLC	94,117	3,295,882
Croda International PLC	10,733	447,387
Endeavour Mining PLC	27,973	544,581
Halma PLC	28,955	1,030,682
Hargreaves Lansdown PLC	25,141	349,297
Hikma Pharmaceuticals PLC	26,718	728,171
Informa PLC	106,378	1,158,546
InterContinental Hotels Group PLC	12,843	1,607,222
Intertek Group PLC	12,572	816,745
JD Sports Fashion PLC	206,449	203,070
Kingfisher PLC	266,039	830,110
Land Securities Group PLC	90,431	642,597
Legal & General Group PLC	413,283	1,281,412
London Stock Exchange Group PLC	18,602	2,776,157
M&G PLC	205,213	548,795
Mondi PLC	54,438	847,840
National Grid PLC	330,432	4,054,442
Pearson PLC	62,366	1,070,170
Persimmon PLC	20,402	310,510
Phoenix Group Holdings PLC	117,935	772,819
Prudential PLC	107,773	988,822
RELX PLC	80,809	3,893,386
Rentokil Initial PLC	179,985	906,772
Sage Group PLC	53,604	863,282
Schroders PLC	123,284	575,121
Segro PLC	84,580	749,806
Smith & Nephew PLC	85,615	1,243,044
Smiths Group PLC	45,690	1,161,790
Spirax Group PLC	5,217	479,707
SSE PLC	91,576	1,765,318
Standard Chartered PLC	54,539	876,944
Taylor Wimpey PLC	336,707	484,030
Whitbread PLC	28,752	972,641
		58,690,695
Total Long-Term Investment Securities (cost $369,364,125)		460,943,070
SHORT-TERM INVESTMENTS — 0.2%
U.S. Government — 0.2%
United States Treasury Bills
4.19%, 05/27/2025(1)	$ 600,000	594,071
4.22%, 06/10/2025(1)	220,000	217,462
Total Short-Term Investments (cost $811,328)		811,533

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 3.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 02/28/2025, to be repurchased 03/03/2025 in the amount of $16,659,225 and collateralized by $16,624,600 of United States Treasury Notes, bearing interest at 4.63% due 11/15/2026 and having an approximate value of $16,990,492 (cost $16,657,337)	$16,657,337	$ 16,657,337
TOTAL INVESTMENTS (cost $386,832,790)	99.6%	478,411,940
Other assets less liabilities	0.4	1,829,509
NET ASSETS	100.0%	$480,241,449
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Socially Responsible Fund has no right to demand registration of these securities. At February 28, 2025, the aggregate value of these securities was $9,308,649 representing 1.9% of net assets.
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR—American Depositary Receipt
CDI—CHESS Depositary Interest
CVA—Certification Van Aandelen (Dutch Cert.)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
160	Long	MSCI EAFE Index	March 2025	$18,696,647	$19,436,800	$740,153
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Industry Allocation*
Banks	11.0%
Insurance	8.6
Pharmaceuticals	7.3
Commercial Services	3.6
Chemicals	3.4
Repurchase Agreements	3.4
Semiconductors	3.1
Healthcare-Products	3.1
Software	2.7
Oil & Gas	2.6
Auto Manufacturers	2.6
Diversified Financial Services	2.5
Telecommunications	2.4
Engineering & Construction	2.3
Electronics	2.2
Electric	2.1
Food	2.1
Distribution/Wholesale	1.8
Machinery-Diversified	1.7
Transportation	1.6
Retail	1.5
Apparel	1.5
Internet	1.5
Miscellaneous Manufacturing	1.4
Investment Companies	1.4
Mining	1.3
Machinery-Construction & Mining	1.3
Electrical Components & Equipment	1.3
Real Estate	1.2
Private Equity	1.2
REITS	1.1
Cosmetics/Personal Care	1.0

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Industry Allocation*(continued)
Biotechnology	1.0%
Home Furnishings	1.0
Beverages	0.9
Computers	0.9
Food Service	0.8
Building Materials	0.8
Lodging	0.6
Healthcare-Services	0.6
Iron/Steel	0.6
Toys/Games/Hobbies	0.6
Leisure Time	0.6
Gas	0.6
Auto Parts & Equipment	0.5
Home Builders	0.5
Advertising	0.5
Media	0.4
Hand/Machine Tools	0.4
Household Products/Wares	0.4
Metal Fabricate/Hardware	0.4
Forest Products & Paper	0.4
Office/Business Equipment	0.3
Entertainment	0.3
Short-Term Investments	0.2
Water	0.2
Pipelines	0.1
Energy-Alternate Sources	0.1
Packaging & Containers	0.1
99.6%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Hong Kong	$181,801	$11,139,356	$—	$11,321,157
Israel	895,645	3,583,052	—	4,478,697
Luxembourg	2,188,836	1,226,683	—	3,415,519
Netherlands	302,495	31,069,532	—	31,372,027
Singapore	1,338,881	6,947,452	—	8,286,333
United Kingdom	1,653,345	57,037,350	—	58,690,695
Other Countries	—	343,378,642	—	343,378,642
Short-Term Investments	—	811,533	—	811,533
Repurchase Agreements	—	16,657,337	—	16,657,337
Total Investments at Value	$6,561,003	$471,850,937	$—	$478,411,940
Other Financial Instruments:†
Futures Contracts	$740,153	$—	$—	$740,153
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

VALIC Company I International Value Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.1%
Australia — 2.0%
Northern Star Resources, Ltd.	370,382	$ 3,972,980
Paladin Energy, Ltd.†	338,550	1,467,146
Transurban Group	448,142	3,679,932
		9,120,058
Brazil — 0.7%
Banco do Brasil SA	290,193	1,346,067
JBS SA	352,742	1,856,679
		3,202,746
Canada — 1.8%
Cameco Corp.	50,383	2,218,867
Energy Fuels, Inc.†	239,186	985,446
Pan American Silver Corp.	89,366	2,129,592
Teck Resources, Ltd., Class B	21,535	868,507
Vermilion Energy, Inc.	211,591	1,798,523
		8,000,935
Denmark — 0.6%
Novo Nordisk A/S, Class B	30,302	2,746,963
Finland — 0.8%
UPM-Kymmene Oyj	126,302	3,702,687
France — 15.4%
AXA SA	140,889	5,500,863
BNP Paribas SA	50,976	3,838,577
Capgemini SE	24,658	3,846,448
Cie de Saint-Gobain SA	14,353	1,455,766
Eiffage SA	12,715	1,280,771
Engie SA	293,035	5,252,628
LVMH Moet Hennessy Louis Vuitton SE	9,995	7,262,190
Sanofi SA	94,924	10,336,238
Schneider Electric SE	15,515	3,831,818
Societe Generale SA	228,438	9,337,581
TotalEnergies SE	227,302	13,697,259
Vinci SA	40,567	4,701,553
		70,341,692
Germany — 4.8%
Deutsche Telekom AG	216,246	7,809,215
Duerr AG	52,625	1,382,140
E.ON SE	286,183	3,650,415
Fresenius Medical Care AG	49,166	2,371,866
KION Group AG	33,578	1,349,223
LANXESS AG	19,551	580,994
Merck KGaA	8,412	1,187,646
Siemens AG	15,439	3,555,194
		21,886,693
Greece — 0.9%
Piraeus Financial Holdings SA	827,134	3,899,087
Guernsey — 0.6%
Burford Capital, Ltd.	180,322	2,813,023
Hong Kong — 1.1%
BOC Hong Kong Holdings, Ltd.	507,500	1,786,853
WH Group, Ltd.*	3,980,500	3,247,105
		5,033,958
Ireland — 2.6%
Bank of Ireland Group PLC	380,525	4,516,646
DCC PLC	39,758	2,689,968
Security Description	Shares or Principal Amount	Value

Ireland (continued)
Jazz Pharmaceuticals PLC†	20,490	$ 2,940,930
Smurfit WestRock PLC	36,322	1,891,286
		12,038,830
Israel — 1.0%
Bezeq The Israeli Telecommunication Corp., Ltd.	526,566	869,668
Check Point Software Technologies, Ltd.†	16,137	3,554,335
		4,424,003
Italy — 1.4%
Buzzi SpA	21,427	976,754
Enel SpA	704,356	5,169,637
		6,146,391
Japan — 20.9%
Dai-ichi Life Holdings, Inc.	104,500	3,096,012
Daiwabo Holdings Co, Ltd.	161,800	2,798,024
ITOCHU Corp.	171,400	7,610,431
Kinden Corp.	74,600	1,574,712
Macnica Holdings, Inc.	165,400	1,999,518
Marubeni Corp.	151,600	2,387,439
MatsukiyoCocokara & Co.	112,300	1,705,277
Mebuki Financial Group, Inc.	672,200	2,846,880
Medipal Holdings Corp.	130,300	1,901,267
Murata Manufacturing Co., Ltd.	277,500	4,756,233
Nippon Television Holdings, Inc.	42,100	783,100
ORIX Corp.	545,700	11,292,156
Sankyo Co., Ltd.	282,400	4,001,298
Sanwa Holdings Corp.	77,100	2,512,550
Shimamura Co., Ltd.	59,200	3,388,484
Ship Healthcare Holdings, Inc.	86,100	1,102,152
Subaru Corp.	198,600	3,680,927
Sumitomo Corp.	115,400	2,592,939
Sumitomo Mitsui Financial Group, Inc.	567,500	14,388,505
Sundrug Co., Ltd.	44,700	1,224,802
Takeda Pharmaceutical Co., Ltd.	132,800	3,838,539
Tokyo Electron, Ltd.	27,000	4,042,781
Tokyo Tatemono Co., Ltd.	146,500	2,347,926
Toppan Holdings, Inc.	126,700	3,735,489
Toyota Motor Corp.	335,000	6,038,988
		95,646,429
Jersey — 1.1%
TP ICAP Group PLC	954,365	3,137,077
WPP PLC	237,672	1,927,561
		5,064,638
Marshall Islands — 0.2%
Star Bulk Carriers Corp.	64,271	1,004,556
Netherlands — 7.2%
ASR Nederland NV	87,939	4,659,548
ING Groep NV	544,070	9,744,326
Koninklijke Ahold Delhaize NV	305,293	10,772,050
Koninklijke KPN NV	1,202,841	4,592,783
Prosus NV	73,770	3,235,645
		33,004,352
Norway — 0.6%
Leroy Seafood Group ASA	582,551	2,757,456
Portugal — 0.6%
Banco Comercial Portugues SA	5,070,793	2,826,698
Singapore — 3.2%
BW LPG, Ltd. (^OSEAX)*	34,123	397,216

VALIC Company I International Value Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
BW LPG, Ltd. (NYSE)*	69,840	$ 791,986
DBS Group Holdings, Ltd.	205,200	6,986,103
Singapore Exchange, Ltd.	390,200	3,883,560
Venture Corp., Ltd.	280,100	2,616,204
		14,675,069
South Africa — 0.2%
Impala Platinum Holdings, Ltd.†	155,970	738,078
South Korea — 0.2%
Youngone Corp.†	30,449	993,928
Spain — 4.2%
Banco Bilbao Vizcaya Argentaria SA	336,211	4,460,050
Banco Santander SA	1,144,164	7,447,091
Iberdrola SA	494,531	7,155,908
		19,063,049
Switzerland — 5.6%
Nestle SA	66,716	6,435,162
Novartis AG	21,016	2,289,915
Roche Holding AG	7,217	2,403,755
Swiss Re AG	28,252	4,529,648
Zurich Insurance Group AG	15,245	10,079,581
		25,738,061
Taiwan — 0.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	135,000	4,146,195
United Kingdom — 20.4%
Ashtead Group PLC	66,188	4,019,039
AstraZeneca PLC	55,142	8,350,180
AstraZeneca PLC ADR	24,301	1,851,979
BT Group PLC	1,548,026	3,124,552
Coca-Cola Europacific Partners PLC	109,978	9,486,702
Diversified Energy Co. PLC (LSE)	155,932	2,095,916
Diversified Energy Co. PLC (NYSE)	8,112	107,971
HSBC Holdings PLC	856,207	10,090,485
Imperial Brands PLC	129,579	4,559,307
JD Sports Fashion PLC	1,349,844	1,327,752
Just Group PLC	1,356,141	2,849,720
Marks & Spencer Group PLC	362,570	1,622,435
National Grid PLC	661,201	8,113,019
NatWest Group PLC	786,890	4,767,782
Rio Tinto PLC	131,754	7,964,657
Security Description	Shares or Principal Amount	Value

United Kingdom (continued)
Shell PLC	509,798	$ 17,059,484
Unilever PLC	77,735	4,398,361
Vodafone Group PLC	1,907,800	1,678,905
		93,468,246
United States — 0.1%
Insmed, Inc.†	7,062	575,906
Total Common Stocks (cost $417,998,460)		453,059,727
UNAFFILIATED INVESTMENT COMPANIES — 0.2%
United States — 0.2%
iShares MSCI EAFE Value ETF (cost $981,287)	17,171	983,898
Total Long-Term Investment Securities (cost $418,979,747)		454,043,625
SHORT-TERM INVESTMENTS — 0.2%
Unaffiliated Investment Companies — 0.2%
Allspring Government Money Market Fund, Institutional Shares Class 4.23%(1)	482,813	482,813
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.31%(1)	556,810	556,810
Total Short-Term Investments (cost $1,039,623)		1,039,623
TOTAL INVESTMENTS (cost $420,019,370)	99.5%	455,083,248
Other assets less liabilities	0.5	2,181,786
NET ASSETS	100.0%	$457,265,034
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Value Fund has no right to demand registration of these securities. At February 28, 2025, the aggregate value of these securities was $4,436,307 representing 1.0% of net assets.
(1)	The rate shown is the 7-day yield as of February 28, 2025.
^OSEAX—Oslo Stock Exchange
ADR—American Depositary Receipt
ETF—Exchange Traded Fund
LSE—London Stock Exchange
NYSE—New York Stock Exchange

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	GBP	548,000	USD	688,769	03/10/2025	$ —	$ (550)
	JPY	163,000,000	USD	1,047,504	03/10/2025	—	(36,028)
	JPY	847,640,000	USD	5,701,103	04/24/2025	37,479	—
	NZD	775,000	USD	438,127	03/10/2025	4,355	—
	SEK	26,322,000	USD	2,416,414	03/10/2025	—	(29,157)
	SGD	3,958,000	USD	2,958,323	04/24/2025	22,458	—
	USD	660,052	GBP	528,000	03/10/2025	4,110	—
	USD	6,696,334	JPY	1,003,423,000	03/10/2025	—	(26,144)
	USD	2,357,550	NZD	4,210,000	03/10/2025	—	(1,185)
	USD	1,711,741	SGD	2,295,000	03/10/2025	—	(13,069)
						68,402	(106,133)
Citibank, N.A.	EUR	3,098,000	USD	3,232,806	03/10/2025	18,217	—
	NOK	31,902,000	USD	2,844,583	03/10/2025	12,213	—

VALIC Company I International Value Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	SEK	9,307,000	USD	836,774	03/10/2025	$ —	$ (27,937)
	USD	9,425,427	AUD	15,213,000	03/10/2025	14,693	—
	USD	1,138,686	EUR	1,084,000	04/24/2025	—	(11,210)
	USD	3,423,624	GBP	2,784,000	03/10/2025	78,321	—
	USD	2,948,195	NOK	33,059,000	04/24/2025	—	(12,747)
						123,444	(51,894)
HSBC Bank PLC	CAD	13,694,000	USD	9,561,380	04/24/2025	73,976	—
	NOK	4,958,000	USD	438,447	03/10/2025	—	(1,742)
	USD	9,856,405	CAD	14,144,000	03/10/2025	—	(77,191)
	USD	858,596	DKK	6,196,000	03/10/2025	3,526	—
	USD	4,517,655	SEK	50,164,000	03/10/2025	143,072	—
	USD	1,301,693	SGD	1,763,000	03/10/2025	3,213	—
						223,787	(78,933)
JPMorgan Chase Bank, N.A.	EUR	840,000	USD	875,327	03/10/2025	3,714	—
Morgan Stanley & Co. International PLC	CHF	5,829,000	USD	6,499,948	03/10/2025	40,100	—
	GBP	4,175,000	USD	5,289,286	03/10/2025	37,626	—
	SEK	19,346,000	USD	1,818,831	03/10/2025	21,399	—
	USD	6,812,208	CHF	6,077,000	04/24/2025	—	(41,940)
	USD	4,789,732	GBP	3,781,000	04/24/2025	—	(34,229)
	USD	3,261,039	NOK	36,860,000	03/10/2025	11,519	—
	USD	2,276,539	SEK	24,146,000	04/24/2025	—	(26,894)
						110,644	(103,063)
State Street Bank & Trust Co.	AUD	22,120,000	USD	13,929,694	03/10/2025	203,574	—
	NZD	1,489,000	USD	835,895	03/10/2025	2,492	—
	SGD	1,771,000	USD	1,313,141	03/10/2025	2,313	—
	USD	2,862,579	AUD	4,551,000	03/10/2025	—	(38,548)
	USD	12,290,715	AUD	19,510,000	04/24/2025	—	(180,221)
	USD	6,436,153	CHF	5,829,000	03/10/2025	23,695	—
	USD	3,647,786	EUR	3,532,000	03/10/2025	17,135	—
	USD	1,754,683	GBP	1,411,000	03/10/2025	20,190	—
						269,399	(218,769)
UBS AG	CAD	15,410,000	USD	10,730,279	03/10/2025	75,748	—
	DKK	6,196,000	USD	870,677	03/10/2025	8,555	—
	NZD	1,946,000	USD	1,106,690	03/10/2025	17,501	—
	USD	1,534,999	CAD	2,208,000	03/10/2025	—	(8,380)
	USD	1,138,284	DKK	8,078,000	04/24/2025	—	(11,247)
	USD	2,731,094	NZD	4,798,000	04/24/2025	—	(43,370)
	USD	1,760,835	SGD	2,371,000	03/10/2025	—	(5,910)
						101,804	(68,907)
Wells Fargo & Co.	CAD	942,000	USD	658,435	03/10/2025	7,132	—
	JPY	840,423,000	USD	5,425,049	03/10/2025	—	(161,609)
	SGD	5,275,000	USD	3,861,711	03/10/2025	—	(42,646)
	USD	1,466,803	AUD	2,356,000	03/10/2025	—	(4,835)
	USD	418,679	EUR	406,000	03/10/2025	2,600	—
	USD	437,471	SEK	4,811,000	03/10/2025	9,518	—
	USD	459,506	SGD	617,000	03/10/2025	—	(2,825)
						19,250	(211,915)
Unrealized Appreciation (Depreciation)						$920,444	$(839,614)
AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
JPY—Japanese Yen
NOK—Norwegian Krone
NZD—New Zealand Dollar
SEK—Swedish Krona
SGD—Singapore Dollar
USD—United States Dollar

VALIC Company I International Value Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Industry Allocation*
Banks	19.3%
Pharmaceuticals	8.4
Oil & Gas	8.2
Insurance	6.7
Electric	6.6
Food	5.8
Diversified Financial Services	4.6
Mining	4.3
Telecommunications	4.0
Distribution/Wholesale	3.4
Commercial Services	2.5
Auto Manufacturers	2.1
Beverages	2.1
Electronics	2.0
Apparel	1.8
Semiconductors	1.8
Retail	1.7
Engineering & Construction	1.6
Computers	1.6
Building Materials	1.1
Agriculture	1.0
Cosmetics/Personal Care	1.0
Entertainment	0.9
Electrical Components & Equipment	0.8
Forest Products & Paper	0.8
Miscellaneous Manufacturing	0.8
Internet	0.7
Machinery-Diversified	0.6
Healthcare-Services	0.5
Real Estate	0.5
Transportation	0.5
Advertising	0.4
Packaging & Containers	0.4
Short-Term Investments	0.2
Unaffiliated Investment Companies	0.2
Coal	0.2
Media	0.2
Chemicals	0.1
Biotechnology	0.1
99.5%
*	Calculated as a percentage of net assets

VALIC Company I International Value Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Brazil	$3,202,746	$—	$—	$3,202,746
Canada	8,000,935	—	—	8,000,935
Guernsey	2,813,023	—	—	2,813,023
Ireland	4,832,216	7,206,614	—	12,038,830
Israel	3,554,335	869,668	—	4,424,003
Marshall Islands	1,004,556	—	—	1,004,556
Singapore	791,986	13,883,083	—	14,675,069
United Kingdom	11,446,652	82,021,594	—	93,468,246
United States	575,906	—	—	575,906
Other Countries	—	312,856,413	—	312,856,413
Unaffiliated Investment Companies	983,898	—	—	983,898
Short-Term Investments	1,039,623	—	—	1,039,623
Total Investments at Value	$38,245,876	$416,837,372	$—	$455,083,248
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$920,444	$—	$920,444
LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$839,614	$—	$839,614
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

VALIC Company I Large Capital Growth Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.7%
Apparel — 3.0%
LVMH Moet Hennessy Louis Vuitton SE	11,628	$ 8,448,699
NIKE, Inc., Class B	128,833	10,233,205
		18,681,904
Auto Parts & Equipment — 1.1%
Aptiv PLC†	106,116	6,910,274
Beverages — 1.8%
PepsiCo, Inc.	74,575	11,445,025
Chemicals — 1.2%
Sherwin-Williams Co.	20,845	7,551,518
Commercial Services — 3.1%
Moody's Corp.	16,989	8,561,437
TransUnion	115,523	10,677,791
		19,239,228
Computers — 10.2%
Accenture PLC, Class A	63,141	22,004,639
Apple, Inc.	145,054	35,079,859
Gartner, Inc.†	14,428	7,189,761
		64,274,259
Cosmetics/Personal Care — 1.1%
Estee Lauder Cos., Inc., Class A	99,931	7,186,038
Diversified Financial Services — 9.4%
Brookfield Asset Management, Ltd., Class A	120,021	6,781,902
Charles Schwab Corp.	87,244	6,938,515
CME Group, Inc.	18,434	4,677,996
Mastercard, Inc., Class A	15,865	9,143,158
Visa, Inc., Class A	86,439	31,352,290
		58,893,861
Electric — 2.2%
CMS Energy Corp.	186,277	13,607,535
Electrical Components & Equipment — 2.8%
Eaton Corp. PLC	40,851	11,982,415
Schneider Electric SE	22,180	5,477,907
		17,460,322
Electronics — 5.9%
Amphenol Corp., Class A	168,535	11,224,431
Hubbell, Inc.	27,847	10,347,667
Mettler-Toledo International, Inc.†	5,648	7,188,323
TE Connectivity PLC	52,742	8,123,850
		36,884,271
Food — 1.4%
McCormick & Co., Inc.	103,150	8,521,222
Healthcare-Products — 7.6%
Agilent Technologies, Inc.	101,032	12,924,013
Boston Scientific Corp.†	97,187	10,087,039
Danaher Corp.	33,362	6,931,289
STERIS PLC	50,214	11,009,922
Stryker Corp.	7,207	2,783,271
Thermo Fisher Scientific, Inc.	8,309	4,395,129
		48,130,663
Healthcare-Services — 0.9%
ICON PLC†	29,370	5,580,887
Household Products/Wares — 2.5%
Church & Dwight Co., Inc.	143,721	15,981,775
Security Description	Shares or Principal Amount	Value

Insurance — 4.1%
Aon PLC, Class A	42,824	$ 17,520,155
Marsh & McLennan Cos., Inc.	33,656	8,004,743
		25,524,898
Internet — 4.3%
Alphabet, Inc., Class A	96,613	16,451,262
Tencent Holdings, Ltd.	171,600	10,575,943
		27,027,205
Lodging — 1.3%
Hilton Worldwide Holdings, Inc.	30,118	7,980,065
Machinery-Diversified — 1.8%
Graco, Inc.	50,269	4,376,922
Otis Worldwide Corp.	72,661	7,250,114
		11,627,036
Media — 1.2%
Walt Disney Co.	67,322	7,661,244
Pharmaceuticals — 1.6%
Becton Dickinson & Co.	45,631	10,291,159
REITS — 1.9%
American Tower Corp.	58,579	12,045,014
Retail — 3.2%
Ross Stores, Inc.	60,373	8,471,539
Starbucks Corp.	41,429	4,797,893
TJX Cos., Inc.	53,437	6,666,800
		19,936,232
Semiconductors — 8.3%
Analog Devices, Inc.	26,857	6,178,721
NVIDIA Corp.	255,117	31,869,216
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	57,044	10,298,153
Texas Instruments, Inc.	21,601	4,233,580
		52,579,670
Software — 16.8%
Fiserv, Inc.†	45,764	10,786,117
Microsoft Corp.	198,854	78,943,050
Salesforce, Inc.	45,589	13,578,684
Veeva Systems, Inc., Class A†	12,223	2,739,663
		106,047,514
Transportation — 1.0%
Canadian Pacific Kansas City, Ltd.	83,729	6,524,164
Total Long-Term Investment Securities (cost $463,423,113)		627,592,983
SHORT-TERM INVESTMENTS — 0.3%
U.S. Government Agency — 0.3%
Federal Home Loan Bank
4.14%, 03/03/2025 (cost $1,930,556)	$1,931,000	1,930,324
TOTAL INVESTMENTS (cost $465,353,669)	100.0%	629,523,307
Other assets less liabilities	(0.0)	(63,946)
NET ASSETS	100.0%	$629,459,361
†	Non-income producing security
ADR—American Depositary Receipt

VALIC Company I Large Capital Growth Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Apparel	$10,233,205	$8,448,699	$—	$18,681,904
Electrical Components & Equipment	11,982,415	5,477,907	—	17,460,322
Internet	16,451,262	10,575,943	—	27,027,205
Other Industries	564,423,552	—	—	564,423,552
Short-Term Investments	—	1,930,324	—	1,930,324
Total Investments at Value	$603,090,434	$26,432,873	$—	$629,523,307
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.3%
Aerospace/Defense — 0.6%
Curtiss-Wright Corp.	35,743	$ 11,497,094
Hexcel Corp.	76,295	4,834,814
		16,331,908
Agriculture — 0.2%
Darling Ingredients, Inc.†	149,805	5,406,462
Airlines — 0.3%
American Airlines Group, Inc.†	618,940	8,881,789
Apparel — 0.9%
Capri Holdings, Ltd.#†	111,042	2,440,703
Columbia Sportswear Co.#	30,167	2,619,702
Crocs, Inc.†	54,896	5,465,995
PVH Corp.	52,570	3,934,339
Skechers USA, Inc., Class A†	123,945	7,559,405
Under Armour, Inc., Class A#†	177,848	1,211,145
Under Armour, Inc., Class C#†	122,117	775,443
		24,006,732
Auto Parts & Equipment — 0.8%
Autoliv, Inc.	68,242	6,643,358
Gentex Corp.	214,215	5,209,709
Goodyear Tire & Rubber Co.†	268,362	2,536,021
Lear Corp.#	51,184	4,810,784
Visteon Corp.†	26,015	2,256,021
		21,455,893
Banks — 6.7%
Associated Banc-Corp.	151,566	3,766,415
Bank OZK	99,375	4,770,994
Cadence Bank	172,335	5,714,629
Columbia Banking System, Inc.	197,354	5,275,272
Comerica, Inc.	123,871	7,968,621
Commerce Bancshares, Inc.	115,402	7,506,900
Cullen/Frost Bankers, Inc.	60,406	8,277,434
East West Bancorp, Inc.	130,573	12,330,008
First Financial Bankshares, Inc.	121,144	4,562,283
First Horizon Corp.	499,329	10,755,547
FNB Corp.	338,688	5,026,130
Glacier Bancorp, Inc.	106,808	5,216,503
Hancock Whitney Corp.	81,059	4,630,901
Home BancShares, Inc.	174,138	5,215,433
International Bancshares Corp.	50,386	3,375,862
Old National Bancorp	300,434	7,135,308
Pinnacle Financial Partners, Inc.	72,085	8,236,432
Prosperity Bancshares, Inc.	89,729	6,887,598
SouthState Corp.#	92,419	9,315,835
Synovus Financial Corp.	133,433	6,922,504
Texas Capital Bancshares, Inc.†	43,527	3,445,597
UMB Financial Corp.	64,088	7,070,829
United Bankshares, Inc.	127,065	4,592,129
Valley National Bancorp	447,189	4,400,340
Webster Financial Corp.	161,449	9,092,808
Western Alliance Bancorp	102,731	8,929,379
Wintrust Financial Corp.	62,628	7,795,307
Zions Bancorp NA	139,127	7,518,423
		185,735,421
Beverages — 0.5%
Boston Beer Co., Inc., Class A†	8,105	1,975,756
Security Description	Shares or Principal Amount	Value

Beverages (continued)
Celsius Holdings, Inc.†	148,320	$ 3,810,341
Coca-Cola Consolidated, Inc.	5,553	7,869,267
		13,655,364
Biotechnology — 2.9%
BioMarin Pharmaceutical, Inc.†	179,507	12,773,718
Bio-Rad Laboratories, Inc., Class A†	18,136	4,808,942
Cytokinetics, Inc.†	111,156	5,113,176
Exelixis, Inc.†	268,983	10,406,952
Halozyme Therapeutics, Inc.†	119,834	7,088,181
Illumina, Inc.†	149,383	13,256,247
Roivant Sciences, Ltd.#†	404,530	4,344,652
Sarepta Therapeutics, Inc.†	89,969	9,604,191
United Therapeutics Corp.†	42,051	13,458,423
		80,854,482
Building Materials — 2.2%
AAON, Inc.	63,542	4,880,026
Eagle Materials, Inc.	31,594	7,146,879
Fortune Brands Innovations, Inc.	117,007	7,572,693
Knife River Corp.†	53,324	5,102,040
Louisiana-Pacific Corp.	58,879	5,868,470
Owens Corning	80,799	12,446,278
Simpson Manufacturing Co., Inc.	39,714	6,528,981
Trex Co., Inc.†	100,917	6,225,570
UFP Industries, Inc.	57,196	6,119,972
		61,890,909
Chemicals — 1.9%
Arcadium Lithium PLC†	1,013,118	5,916,609
Ashland, Inc.	45,995	2,797,416
Avient Corp.	86,055	3,680,572
Axalta Coating Systems, Ltd.†	205,390	7,437,172
Cabot Corp.	51,638	4,440,868
Chemours Co.	140,728	2,103,884
NewMarket Corp.	7,231	4,122,465
Olin Corp.	109,820	2,788,330
RPM International, Inc.	121,222	15,018,193
Westlake Corp.	31,519	3,539,584
		51,845,093
Commercial Services — 3.6%
Avis Budget Group, Inc.#†	15,887	1,255,232
Brink's Co.	41,107	3,865,702
Euronet Worldwide, Inc.†	38,897	3,985,387
FTI Consulting, Inc.†	33,271	5,509,678
Graham Holdings Co., Class B	3,175	3,123,470
Grand Canyon Education, Inc.†	27,073	4,868,267
GXO Logistics, Inc.†	112,540	4,436,327
H&R Block, Inc.	129,082	7,036,260
Insperity, Inc.	33,450	2,942,596
ManpowerGroup, Inc.	44,208	2,547,707
Morningstar, Inc.	25,448	7,983,546
Paylocity Holding Corp.†	40,956	8,366,901
RB Global, Inc.	173,697	17,783,099
Service Corp. International	136,224	11,034,144
Shift4 Payments, Inc., Class A#†	64,675	6,386,656
Valvoline, Inc.†	121,377	4,476,384
WEX, Inc.†	37,472	5,886,851
		101,488,207
Computers — 2.8%
ASGN, Inc.†	41,631	2,805,097
CACI International, Inc., Class A†	21,106	7,067,344

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers (continued)
Crane NXT Co.#	46,316	$ 2,585,359
ExlService Holdings, Inc.†	151,532	7,341,725
Genpact, Ltd.	152,823	8,133,240
KBR, Inc.	125,499	6,153,216
Kyndryl Holdings, Inc.†	218,773	8,330,876
Lumentum Holdings, Inc.#†	64,707	4,550,843
Maximus, Inc.	56,680	3,695,536
Parsons Corp.†	44,008	2,562,146
Pure Storage, Inc., Class A†	293,215	15,384,991
Qualys, Inc.†	34,464	4,530,638
Science Applications International Corp.	46,642	4,607,763
		77,748,774
Cosmetics/Personal Care — 0.3%
Coty, Inc., Class A†	344,124	1,958,066
e.l.f. Beauty, Inc.#†	53,057	3,727,254
Perrigo Co. PLC	128,499	3,726,471
		9,411,791
Distribution/Wholesale — 1.2%
Core & Main, Inc., Class A†	181,451	9,255,816
Watsco, Inc.#	32,806	16,545,050
WESCO International, Inc.	42,001	7,579,920
		33,380,786
Diversified Financial Services — 3.9%
Affiliated Managers Group, Inc.	28,469	4,863,929
Ally Financial, Inc.	258,306	9,583,153
Evercore, Inc., Class A	33,348	8,063,546
Federated Hermes, Inc.	73,390	2,843,862
Hamilton Lane, Inc., Class A	39,343	6,150,098
Houlihan Lokey, Inc.	50,473	8,749,494
Interactive Brokers Group, Inc., Class A	102,552	20,961,629
Janus Henderson Group PLC	119,804	5,055,729
Jefferies Financial Group, Inc.	152,909	10,122,576
SEI Investments Co.	92,278	7,386,854
SLM Corp.	199,991	6,037,728
Stifel Financial Corp.	96,405	10,237,247
Voya Financial, Inc.	90,627	6,548,707
Western Union Co.	318,170	3,445,781
		110,050,333
Electric — 1.4%
ALLETE, Inc.	54,459	3,577,412
Black Hills Corp.	67,413	4,124,327
IDACORP, Inc.	50,175	5,916,134
Northwestern Energy Group, Inc.	57,751	3,230,013
OGE Energy Corp.	189,270	8,759,416
Ormat Technologies, Inc.#	54,115	3,779,392
Portland General Electric Co.	99,328	4,452,874
TXNM Energy, Inc.	84,959	4,439,108
		38,278,676
Electrical Components & Equipment — 1.2%
Acuity Brands, Inc.	28,787	8,553,481
Belden, Inc.	37,993	4,180,370
EnerSys	37,506	3,806,484
Littelfuse, Inc.	23,373	5,425,107
Novanta, Inc.†	33,834	4,893,750
Universal Display Corp.	41,574	6,386,598
		33,245,790
Security Description	Shares or Principal Amount	Value

Electronics — 2.8%
Arrow Electronics, Inc.†	49,534	$ 5,353,139
Avnet, Inc.	81,888	4,138,620
Coherent Corp.†	145,675	10,953,303
Flex, Ltd.†	365,246	13,839,171
NEXTracker, Inc., Class A†	135,293	5,955,598
nVent Electric PLC	155,237	9,367,001
Sensata Technologies Holding PLC	140,874	4,064,215
TD SYNNEX Corp.	71,327	9,806,749
Vontier Corp.	141,471	5,283,942
Woodward, Inc.	56,192	10,620,007
		79,381,745
Engineering & Construction — 2.5%
AECOM	126,276	12,633,914
Arcosa, Inc.	1	84
Comfort Systems USA, Inc.	33,418	12,141,762
EMCOR Group, Inc.	43,329	17,717,661
Exponent, Inc.	47,814	4,047,933
Fluor Corp.†	161,549	6,143,708
MasTec, Inc.†	57,988	7,572,653
TopBuild Corp.†	27,617	8,461,573
		68,719,288
Entertainment — 1.4%
Churchill Downs, Inc.	69,226	8,203,281
Light & Wonder, Inc.†	83,176	9,272,460
Marriott Vacations Worldwide Corp.	30,252	2,282,211
TKO Group Holdings, Inc.†	62,676	9,441,513
Vail Resorts, Inc.#	35,285	5,609,962
Warner Music Group Corp., Class A#	133,375	4,494,738
		39,304,165
Environmental Control — 0.6%
Clean Harbors, Inc.†	47,721	10,190,820
Tetra Tech, Inc.	252,158	7,360,492
		17,551,312
Food — 2.3%
Flowers Foods, Inc.	184,474	3,457,043
Ingredion, Inc.	61,371	8,015,666
Lancaster Colony Corp.	18,175	3,474,242
Performance Food Group Co.†	146,751	12,494,380
Pilgrim's Pride Corp.†	37,968	2,065,080
Post Holdings, Inc.†	44,596	5,062,092
Sprouts Farmers Market, Inc.†	94,180	13,976,312
US Foods Holding Corp.†	219,402	15,726,735
		64,271,550
Food Service — 0.3%
Aramark	248,139	9,193,550
Gas — 1.1%
National Fuel Gas Co.	86,048	6,470,810
New Jersey Resources Corp.	93,405	4,518,934
ONE Gas, Inc.	53,363	4,010,229
Southwest Gas Holdings, Inc.	56,763	4,260,063
Spire, Inc.	54,394	4,180,723
UGI Corp.	202,212	6,907,562
		30,348,321
Hand/Machine Tools — 0.9%
Lincoln Electric Holdings, Inc.	53,147	10,984,953

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hand/Machine Tools (continued)
MSA Safety, Inc.	37,026	$ 6,061,156
Regal Rexnord Corp.	62,379	8,071,843
		25,117,952
Healthcare-Products — 2.5%
Avantor, Inc.†	641,058	10,705,669
Bruker Corp.	104,235	4,921,977
Dentsply Sirona, Inc.	187,228	3,098,623
Envista Holdings Corp.#†	162,095	3,238,658
Globus Medical, Inc., Class A†	107,128	8,604,521
Haemonetics Corp.#†	47,305	3,098,477
Lantheus Holdings, Inc.†	65,487	6,143,990
LivaNova PLC†	51,145	2,129,166
Masimo Corp.#†	41,857	7,901,346
Neogen Corp.#†	185,735	1,866,637
Penumbra, Inc.†	36,149	10,318,371
Repligen Corp.†	49,059	7,813,136
		69,840,571
Healthcare-Services — 2.2%
Acadia Healthcare Co., Inc.†	87,488	2,622,890
Amedisys, Inc.†	30,848	2,838,016
Chemed Corp.	14,113	8,479,091
Encompass Health Corp.	94,895	9,502,785
Ensign Group, Inc.	53,597	6,922,053
HealthEquity, Inc.†	82,250	9,027,760
Medpace Holdings, Inc.†	24,007	7,857,971
Sotera Health Co.†	144,060	1,796,428
Tenet Healthcare Corp.†	89,571	11,338,793
		60,385,787
Home Builders — 0.9%
KB Home	66,342	4,046,862
Taylor Morrison Home Corp.†	97,465	6,007,743
Thor Industries, Inc.#	50,016	4,971,090
Toll Brothers, Inc.	95,104	10,617,410
		25,643,105
Home Furnishings — 0.7%
Dolby Laboratories, Inc., Class A	56,209	4,587,217
Somnigroup International, Inc.	163,558	10,448,085
Whirlpool Corp.#	51,936	5,286,565
		20,321,867
Housewares — 0.1%
Scotts Miracle-Gro Co.	40,140	2,351,000
Insurance — 5.6%
American Financial Group, Inc.	67,986	8,585,272
Brighthouse Financial, Inc.†	55,905	3,315,726
CNO Financial Group, Inc.	97,211	4,052,727
Equitable Holdings, Inc.	295,127	16,237,888
Essent Group, Ltd.	100,041	5,764,362
Fidelity National Financial, Inc.	244,850	15,800,170
First American Financial Corp.	97,018	6,373,112
Hanover Insurance Group, Inc.	33,939	5,787,618
Kemper Corp.	56,704	3,832,056
Kinsale Capital Group, Inc.	20,838	8,998,890
MGIC Investment Corp.	238,640	5,872,930
Old Republic International Corp.	219,716	8,461,263
Primerica, Inc.	31,432	9,115,280
Reinsurance Group of America, Inc.	62,037	12,574,280
RenaissanceRe Holdings, Ltd.	48,922	11,624,846
Security Description	Shares or Principal Amount	Value

Insurance (continued)
RLI Corp.	78,547	$ 5,976,641
Ryan Specialty Holdings, Inc.	100,213	7,013,908
Selective Insurance Group, Inc.	57,261	4,927,023
Unum Group	158,239	13,021,487
		157,335,479
Internet — 0.4%
Chewy, Inc., Class A†	155,246	5,784,466
Maplebear, Inc.†	152,438	6,263,677
		12,048,143
Iron/Steel — 1.6%
Carpenter Technology Corp.	46,949	9,721,729
Cleveland-Cliffs, Inc.†	455,933	4,942,314
Commercial Metals Co.	107,290	5,197,127
Reliance, Inc.	50,975	15,147,731
United States Steel Corp.#	212,085	8,530,059
		43,538,960
Leisure Time — 0.7%
Brunswick Corp.	62,149	3,781,767
Harley-Davidson, Inc.#	107,935	2,780,405
Planet Fitness, Inc., Class A†	79,289	7,338,197
Polaris, Inc.#	49,378	2,218,060
YETI Holdings, Inc.†	79,896	2,847,493
		18,965,922
Lodging — 1.0%
Boyd Gaming Corp.	62,440	4,761,674
Choice Hotels International, Inc.#	21,043	3,015,252
Hilton Grand Vacations, Inc.#†	58,442	2,507,162
Hyatt Hotels Corp., Class A#	39,832	5,614,320
Travel & Leisure Co.	64,430	3,596,483
Wyndham Hotels & Resorts, Inc.	73,268	7,937,122
		27,432,013
Machinery-Construction & Mining — 0.6%
BWX Technologies, Inc.	86,130	8,954,936
Oshkosh Corp.	61,284	6,269,353
Terex Corp.#	62,918	2,560,763
		17,785,052
Machinery-Diversified — 3.4%
AGCO Corp.#	58,355	5,658,684
Applied Industrial Technologies, Inc.	36,213	9,074,253
Chart Industries, Inc.†	39,607	7,547,114
CNH Industrial NV	822,453	10,593,195
Cognex Corp.	161,548	5,298,774
Crane Co.	45,820	7,468,202
Esab Corp.	53,520	6,706,056
Flowserve Corp.	123,741	6,810,705
Graco, Inc.	159,038	13,847,439
Middleby Corp.†	50,667	8,380,828
Toro Co.	96,652	7,752,457
Watts Water Technologies, Inc., Class A	25,789	5,533,804
		94,671,511
Media — 0.4%
New York Times Co., Class A	153,691	7,391,000
Nexstar Media Group, Inc.	27,466	4,645,874
		12,036,874
Metal Fabricate/Hardware — 1.4%
Advanced Drainage Systems, Inc.	66,458	7,402,757

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metal Fabricate/Hardware (continued)
Mueller Industries, Inc.	107,126	$ 8,589,363
RBC Bearings, Inc.†	29,421	10,568,023
Timken Co.	60,098	4,867,938
Valmont Industries, Inc.	18,871	6,574,090
		38,002,171
Mining — 0.6%
Alcoa Corp.	243,340	8,091,055
Royal Gold, Inc.	61,936	9,104,592
		17,195,647
Miscellaneous Manufacturing — 1.4%
Carlisle Cos., Inc.	42,575	14,507,857
Donaldson Co., Inc.	112,789	7,792,592
Fabrinet†	34,160	6,833,708
ITT, Inc.	76,764	10,842,147
		39,976,304
Oil & Gas — 3.6%
Antero Resources Corp.†	275,496	10,110,703
Chord Energy Corp.	57,578	6,581,166
Civitas Resources, Inc.	83,633	3,206,489
CNX Resources Corp.†	140,596	4,063,225
Expand Energy Corp.#	198,024	19,580,613
HF Sinclair Corp.	150,635	5,312,897
Matador Resources Co.	109,295	5,720,500
Murphy Oil Corp.	129,125	3,420,521
Ovintiv, Inc.	245,196	10,656,218
PBF Energy, Inc., Class A#	92,168	1,975,160
Permian Resources Corp.	599,400	8,445,546
Range Resources Corp.	227,286	8,436,856
Valaris, Ltd.#†	61,626	2,200,048
Viper Energy, Inc.	120,201	5,597,761
Weatherford International PLC	68,430	4,236,501
		99,544,204
Oil & Gas Services — 0.4%
ChampionX Corp.	179,429	5,346,984
NOV, Inc.	366,472	5,467,762
		10,814,746
Packaging & Containers — 1.6%
AptarGroup, Inc.	62,676	9,197,703
Berry Global Group, Inc.	107,941	7,790,102
Crown Holdings, Inc.	111,320	9,977,612
Graphic Packaging Holding Co.	282,697	7,542,356
Greif, Inc., Class A	24,347	1,394,109
Silgan Holdings, Inc.	76,448	4,151,891
Sonoco Products Co.	92,550	4,425,741
		44,479,514
Pharmaceuticals — 1.2%
BellRing Brands, Inc.†	121,732	8,920,521
Jazz Pharmaceuticals PLC†	56,942	8,172,885
Neurocrine Biosciences, Inc.†	95,363	11,321,495
Option Care Health, Inc.†	160,291	5,369,749
		33,784,650
Pipelines — 0.5%
Antero Midstream Corp.	317,346	5,379,015
DT Midstream, Inc.	91,510	8,793,196
		14,172,211
Security Description	Shares or Principal Amount	Value

Private Equity — 0.4%
Carlyle Group, Inc.	198,767	$ 9,906,547
Real Estate — 0.4%
Jones Lang LaSalle, Inc.†	44,688	12,150,220
REITS — 7.2%
Agree Realty Corp.	97,297	7,180,519
American Homes 4 Rent, Class A	298,794	11,058,366
Annaly Capital Management, Inc.	527,971	11,594,243
Brixmor Property Group, Inc.	284,508	7,954,844
COPT Defense Properties	105,929	2,863,261
Cousins Properties, Inc.	157,578	4,779,341
CubeSmart	213,010	8,793,053
EastGroup Properties, Inc.	46,553	8,512,216
EPR Properties	71,330	3,785,483
Equity LifeStyle Properties, Inc.	179,946	12,340,697
First Industrial Realty Trust, Inc.	124,657	7,115,421
Gaming & Leisure Properties, Inc.	258,446	12,961,067
Healthcare Realty Trust, Inc.	333,792	5,717,857
Independence Realty Trust, Inc.	211,667	4,614,341
Kilroy Realty Corp.	100,068	3,572,428
Kite Realty Group Trust	206,900	4,744,217
Lamar Advertising Co., Class A	82,827	10,289,598
National Storage Affiliates Trust	66,069	2,551,585
NNN REIT, Inc.	176,628	7,497,858
Omega Healthcare Investors, Inc.	254,260	9,366,938
Park Hotels & Resorts, Inc.	194,410	2,387,355
PotlatchDeltic Corp.	67,509	3,134,443
Rayonier, Inc.	132,728	3,515,965
Rexford Industrial Realty, Inc.	209,087	8,639,475
Sabra Health Care REIT, Inc.	222,837	3,701,322
STAG Industrial, Inc.	171,623	6,174,995
Starwood Property Trust, Inc.#	301,686	6,190,597
Vornado Realty Trust	156,226	6,567,741
WP Carey, Inc.#	206,130	13,235,607
		200,840,833
Retail — 6.4%
Abercrombie & Fitch Co., Class A†	48,111	4,954,952
AutoNation, Inc.†	24,646	4,494,691
BJ's Wholesale Club Holdings, Inc.†	124,881	12,645,450
Burlington Stores, Inc.†	59,321	14,790,505
Casey's General Stores, Inc.	34,960	14,480,782
Dick's Sporting Goods, Inc.	54,481	12,263,673
FirstCash Holdings, Inc.	36,672	4,117,532
Five Below, Inc.†	51,808	4,501,597
Floor & Decor Holdings, Inc., Class A†	101,000	9,759,630
GameStop Corp., Class A†	382,710	9,583,058
Gap, Inc.	209,124	4,728,294
Lithia Motors, Inc.	25,089	8,641,655
Macy's, Inc.#	261,253	3,748,981
MSC Industrial Direct Co., Inc., Class A	42,124	3,385,085
Murphy USA, Inc.	17,356	8,144,129
Nordstrom, Inc.	91,254	2,216,560
Ollie's Bargain Outlet Holdings, Inc.#†	57,783	5,981,118
Penske Automotive Group, Inc.	17,609	2,971,167
RH†	14,102	4,541,831
Texas Roadhouse, Inc.	62,838	11,567,847
Wendy's Co.	161,278	2,499,809
Williams-Sonoma, Inc.	118,997	23,154,436
Wingstop, Inc.	27,515	6,459,972
		179,632,754
Savings & Loans — 0.1%
Flagstar Financial, Inc.#	285,423	3,425,076

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors — 2.0%
Allegro MicroSystems, Inc.†	123,037	$ 2,743,725
Amkor Technology, Inc.	106,857	2,254,683
Cirrus Logic, Inc.†	50,052	5,215,919
IPG Photonics Corp.†	25,256	1,469,647
Lattice Semiconductor Corp.†	129,953	8,101,270
MACOM Technology Solutions Holdings, Inc.†	54,555	6,309,831
MKS Instruments, Inc.	63,388	5,820,286
Onto Innovation, Inc.†	46,521	6,776,249
Power Integrations, Inc.	53,561	3,256,509
Rambus, Inc.†	100,381	5,610,294
Silicon Laboratories, Inc.†	30,563	4,287,989
Synaptics, Inc.†	37,730	2,495,462
		54,341,864
Software — 4.4%
Altair Engineering, Inc., Class A†	56,303	6,283,415
Appfolio, Inc., Class A†	21,740	4,663,230
Aspen Technology, Inc.†	25,022	6,637,085
BILL Holdings, Inc.†	89,684	4,950,557
Blackbaud, Inc.†	36,919	2,440,346
CommVault Systems, Inc.†	41,185	7,024,514
Concentrix Corp.#	43,958	1,985,143
DocuSign, Inc.†	191,177	15,900,191
Doximity, Inc., Class A†	120,690	8,508,645
Dropbox, Inc., Class A†	209,654	5,446,811
Duolingo, Inc.†	35,695	11,139,339
Dynatrace, Inc.†	281,137	16,095,093
Guidewire Software, Inc.†	78,666	15,837,039
Manhattan Associates, Inc.†	57,526	10,175,199
Teradata Corp.†	90,139	2,148,914
ZoomInfo Technologies, Inc.†	255,497	2,979,095
		122,214,616
Telecommunications — 0.8%
Ciena Corp.†	136,034	10,824,225
Frontier Communications Parent, Inc.†	208,744	7,512,697
Iridium Communications, Inc.	107,232	3,384,242
		21,721,164
Toys/Games/Hobbies — 0.2%
Mattel, Inc.†	317,320	6,758,916
Transportation — 1.8%
Kirby Corp.†	54,064	5,634,550
Knight-Swift Transportation Holdings, Inc.	152,484	7,691,293
Landstar System, Inc.	33,278	5,284,546
Ryder System, Inc.	39,832	6,551,169
Saia, Inc.#†	25,050	10,256,472
XPO, Inc.†	109,638	13,481,089
		48,899,119
Trucking & Leasing — 0.2%
GATX Corp.	33,474	5,591,832
Water — 0.3%
Essential Utilities, Inc.	237,960	9,037,721
Total Long-Term Investment Securities (cost $1,979,405,217)		2,742,402,686
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.7%
Unaffiliated Investment Companies — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio 4.36%(1)(2)	15,465,866	$ 15,465,866
U.S. Government — 0.1%
United States Treasury Bills
4.09%, 06/26/2025(3)	$ 700,000	690,653
4.15%, 05/22/2025(3)	220,000	217,948
4.16%, 06/26/2025(3)	600,000	591,988
4.18%, 05/13/2025(3)	20,000	19,834
4.37%, 03/18/2025 to 03/25/2025(3)	2,400,000	2,393,877
		3,914,300
Total Short-Term Investments (cost $19,379,282)		19,380,166
REPURCHASE AGREEMENTS — 1.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 02/28/2025, to be repurchased 03/03/2025 in the amount of $43,297,958 and collateralized by $38,712,200 of United States Treasury Inflation Indexed Notes, bearing interest at 0.13% due 10/15/2026 and having an approximate value of $44,159,024 (cost $43,293,051)	43,293,051	43,293,052
TOTAL INVESTMENTS (cost $2,042,077,550)	100.5%	2,805,075,904
Other assets less liabilities	(0.5)	(14,713,699)
NET ASSETS	100.0%	$2,790,362,205
†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of February 28, 2025.
(2)	At February 28, 2025, the Fund had loaned securities with a total value of $101,589,254. This was secured by collateral of $15,465,866, which was received in cash and subsequently invested in short-term investments currently valued at $15,465,866 as reported in the Portfolio of Investments. Additional collateral of $95,374,822 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2025
Federal Farm Credit Bank	0.55% to 0.78%	06/16/2025 to 09/16/2025	$935,101
Federal Home Loan Bank	0.55% to 1.10%	05/23/2025 to 08/20/2026	4,772,715
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	464,777
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	2,549,278
United States Treasury Bills	0.00%	03/18/2025 to 11/28/2025	5,982,299
United States Treasury Notes/Bonds	0.00% to 6.25%	04/15/2025 to 02/15/2055	80,670,652
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
150	Long	S&P Mid Cap 400 E-Mini Index	March 2025	$48,461,837	$46,495,500	$(1,966,337)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$2,742,402,686	$—	$—	$2,742,402,686
Short-Term Investments:
U.S. Government	—	3,914,300	—	3,914,300
Other Short-Term Investments	15,465,866	—	—	15,465,866
Repurchase Agreements	—	43,293,052	—	43,293,052
Total Investments at Value	$2,757,868,552	$47,207,352	$—	$2,805,075,904
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$1,966,337	$—	$—	$1,966,337
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

VALIC Company I Mid Cap Strategic Growth Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.8%
Aerospace/Defense — 3.6%
AeroVironment, Inc.†	75,869	$ 11,351,520
HEICO Corp.	38,600	10,216,648
L3Harris Technologies, Inc.	11,708	2,413,136
Leonardo DRS, Inc.†	392,574	11,953,878
Standardaero, Inc.†	51,581	1,456,132
		37,391,314
Airlines — 1.1%
Ryanair Holdings PLC ADR	96,739	4,694,744
United Airlines Holdings, Inc.†	67,220	6,305,908
		11,000,652
Apparel — 1.4%
Gildan Activewear, Inc.	123,358	6,665,033
On Holding AG, Class A†	155,424	7,534,955
		14,199,988
Auto Manufacturers — 0.6%
PACCAR, Inc.	54,784	5,875,036
Banks — 0.7%
Western Alliance Bancorp	82,495	7,170,465
Biotechnology — 2.2%
Argenx SE ADR†	5,100	3,185,817
Corteva, Inc.	84,902	5,347,128
Illumina, Inc.†	20,787	1,844,638
Insmed, Inc.#†	110,725	9,029,624
Revolution Medicines, Inc.†	35,232	1,435,352
Sarepta Therapeutics, Inc.†	17,126	1,828,200
		22,670,759
Building Materials — 0.6%
Builders FirstSource, Inc.†	46,465	6,458,170
Commercial Services — 3.8%
API Group Corp.†	121,231	4,760,741
Cimpress PLC†	34,103	1,639,672
Global Payments, Inc.	28,528	3,003,428
Quanta Services, Inc.	31,517	8,182,759
RB Global, Inc.	50,324	5,152,171
Rentokil Initial PLC	223,582	1,126,415
Rentokil Initial PLC ADR#	126,666	3,193,250
TransUnion	36,098	3,336,538
UL Solutions, Inc.	18,805	1,000,238
WEX, Inc.†	52,878	8,307,134
		39,702,346
Computers — 4.2%
Amdocs, Ltd.	86,890	7,581,152
CyberArk Software, Ltd.†	28,356	10,317,331
Parsons Corp.†	112,240	6,534,613
SailPoint, Inc.†	413,443	9,922,632
Zscaler, Inc.†	47,700	9,360,171
		43,715,899
Cosmetics/Personal Care — 0.5%
e.l.f. Beauty, Inc.#†	79,144	5,559,866
Diversified Financial Services — 7.0%
Ameriprise Financial, Inc.	33,006	17,734,124
Apollo Global Management, Inc.	57,719	8,615,715
Cboe Global Markets, Inc.	10,374	2,186,839
Charles Schwab Corp.	49,994	3,976,023
Interactive Brokers Group, Inc., Class A	58,161	11,888,108
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
LPL Financial Holdings, Inc.	27,974	$ 10,399,055
Rocket Cos., Inc., Class A#†	536,395	7,509,530
Tradeweb Markets, Inc., Class A	79,063	10,702,758
		73,012,152
Electric — 2.9%
Alliant Energy Corp.	125,542	8,101,225
Ameren Corp.	58,839	5,975,689
DTE Energy Co.	37,434	5,004,926
Vistra Corp.	81,719	10,922,561
		30,004,401
Electrical Components & Equipment — 0.9%
Emerson Electric Co.	79,304	9,644,159
Electronics — 3.2%
Flex, Ltd.†	282,221	10,693,354
Fortive Corp.	107,385	8,541,403
Garmin, Ltd.	29,875	6,839,284
Sensata Technologies Holding PLC	171,507	4,947,977
TE Connectivity PLC	17,444	2,686,899
		33,708,917
Entertainment — 3.0%
Churchill Downs, Inc.	55,924	6,626,994
DraftKings, Inc., Class A†	241,095	10,574,427
Entain PLC	227,751	2,158,402
Live Nation Entertainment, Inc.#†	82,636	11,846,697
		31,206,520
Environmental Control — 1.5%
Clean Harbors, Inc.†	20,810	4,443,975
Veralto Corp.	30,243	3,017,042
Waste Connections, Inc.	43,570	8,267,843
		15,728,860
Food Service — 0.6%
Aramark	162,318	6,013,882
Healthcare-Products — 9.7%
Align Technology, Inc.†	40,085	7,497,098
Avantor, Inc.†	228,183	3,810,656
Boston Scientific Corp.†	123,749	12,843,909
Cooper Cos., Inc.†	106,630	9,637,219
ICU Medical, Inc.†	23,770	3,478,264
IDEXX Laboratories, Inc.†	17,487	7,643,743
Inspire Medical Systems, Inc.†	44,133	8,190,643
Insulet Corp.†	41,078	11,184,307
Lantheus Holdings, Inc.†	17,988	1,687,634
Natera, Inc.†	67,146	10,447,246
Revvity, Inc.#	78,047	8,752,971
STERIS PLC	13,333	2,923,394
Teleflex, Inc.	57,810	7,674,278
Waters Corp.†	12,110	4,569,587
		100,340,949
Healthcare-Services — 1.3%
Ensign Group, Inc.	35,260	4,553,829
Tenet Healthcare Corp.†	71,098	9,000,296
		13,554,125
Home Builders — 0.6%
D.R. Horton, Inc.	48,708	6,176,662
Insurance — 4.0%
Arthur J. Gallagher & Co.	32,529	10,986,345

VALIC Company I Mid Cap Strategic Growth Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Intact Financial Corp.	60,577	$ 11,935,354
MGIC Investment Corp.	293,030	7,211,468
W.R. Berkley Corp.	105,274	6,640,684
Willis Towers Watson PLC	14,359	4,877,034
		41,650,885
Internet — 4.1%
CDW Corp.	25,095	4,471,929
DoorDash, Inc., Class A†	25,074	4,975,685
GoDaddy, Inc., Class A†	68,395	12,276,902
Reddit, Inc., Class A†	57,254	9,262,552
Robinhood Markets, Inc., Class A†	92,490	4,633,749
Wayfair, Inc., Class A#†	155,301	6,142,155
Ziff Davis, Inc.#†	32,115	1,318,642
		43,081,614
Iron/Steel — 1.1%
Carpenter Technology Corp.	53,386	11,054,639
Machinery-Construction & Mining — 0.6%
Vertiv Holdings Co., Class A	65,761	6,258,474
Machinery-Diversified — 0.4%
Ingersoll Rand, Inc.	51,352	4,353,623
Media — 1.0%
Liberty Media Corp.-Liberty Formula One, Class A†	12,388	1,104,019
Liberty Media Corp.-Liberty Formula One, Class C†	96,219	9,278,398
		10,382,417
Miscellaneous Manufacturing — 1.9%
Parker-Hannifin Corp.	15,730	10,515,662
Teledyne Technologies, Inc.†	18,689	9,625,209
		20,140,871
Oil & Gas — 0.5%
Diamondback Energy, Inc.	34,741	5,522,429
Pharmaceuticals — 1.9%
Ascendis Pharma A/S ADR†	16,410	2,569,478
BellRing Brands, Inc.†	78,266	5,735,333
Dexcom, Inc.†	104,801	9,261,264
Vaxcyte, Inc.†	32,215	2,352,339
		19,918,414
Pipelines — 2.1%
Cheniere Energy, Inc.	53,070	12,129,679
Targa Resources Corp.	47,650	9,611,958
		21,741,637
REITS — 0.6%
Lamar Advertising Co., Class A	33,822	4,201,707
Lineage, Inc.	38,763	2,335,471
		6,537,178
Retail — 5.7%
Burlington Stores, Inc.†	9,804	2,444,431
CarMax, Inc.†	65,515	5,435,780
Cava Group, Inc.†	87,358	8,301,631
Dollar Tree, Inc.#†	24,114	1,756,946
Ferguson Enterprises, Inc.	41,758	7,412,045
Freshpet, Inc.†	54,400	5,822,432
O'Reilly Automotive, Inc.†	7,370	10,123,727
Security Description	Shares or Principal Amount	Value

Retail (continued)
Texas Roadhouse, Inc.	61,900	$ 11,395,171
Wingstop, Inc.	26,886	6,312,295
		59,004,458
Semiconductors — 3.1%
Astera Labs, Inc.†	59,014	4,387,691
KLA Corp.	4,066	2,882,143
Monolithic Power Systems, Inc.	19,312	11,799,825
NXP Semiconductors NV	33,848	7,297,290
ON Semiconductor Corp.†	133,633	6,287,433
		32,654,382
Software — 19.0%
ANSYS, Inc.†	23,717	7,903,690
AppLovin Corp., Class A†	106,795	34,787,403
Broadridge Financial Solutions, Inc.	31,101	7,502,183
Cloudflare, Inc., Class A†	118,873	17,272,247
Constellation Software, Inc.	5,841	20,134,019
Datadog, Inc., Class A†	110,798	12,913,507
Dayforce, Inc.#†	76,505	4,742,545
Dynatrace, Inc.†	42,591	2,438,335
Elastic NV†	75,111	8,739,916
Monday.com, Ltd.†	23,361	6,932,844
MongoDB, Inc.†	39,484	10,559,206
Palantir Technologies, Inc., Class A†	339,021	28,789,663
PTC, Inc.†	17,630	2,884,797
SentinelOne, Inc., Class A†	333,881	6,887,965
Snowflake, Inc., Class A†	51,625	9,142,788
SS&C Technologies Holdings, Inc.	164,503	14,648,992
Topicus.com, Inc.	19,037	1,842,053
		198,122,153
Telecommunications — 0.8%
Motorola Solutions, Inc.	19,518	8,592,214
Transportation — 1.6%
CSX Corp.	186,045	5,955,301
JB Hunt Transport Services, Inc.	45,149	7,277,567
TFI International, Inc.	33,780	3,062,157
		16,295,025
Total Long-Term Investment Securities (cost $853,551,588)		1,018,445,535
SHORT-TERM INVESTMENTS — 1.2%
U.S. Government Agency — 0.9%
Federal Home Loan Bank
4.14%, 03/03/2025	$9,000,000	8,996,850
Unaffiliated Investment Companies — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio 4.36%(1)(2)	3,264,606	3,264,606
Total Short-Term Investments (cost $12,261,501)		12,261,456
TOTAL INVESTMENTS (cost $865,813,089)	99.0%	1,030,706,991
Other assets less liabilities	1.0	10,300,972
NET ASSETS	100.0%	$1,041,007,963
†	Non-income producing security
#	The security or a portion thereof is out on loan.

VALIC Company I Mid Cap Strategic Growth Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

(1)	The rate shown is the 7-day yield as of February 28, 2025.
(2)	At February 28, 2025, the Fund had loaned securities with a total value of $30,595,096. This was secured by collateral of $3,264,606, which was received in cash and subsequently invested in short-term investments currently valued at $3,264,606 as reported in the Portfolio of Investments. Additional collateral of $30,319,735 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2025
Federal Farm Credit Bank	0.55% to 0.78%	06/16/2025 to 09/16/2025	$161,441
Federal Home Loan Bank	0.55% to 1.10%	05/23/2025 to 08/20/2026	823,986
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	80,242
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	440,120
United States Treasury Bills	0.00%	03/18/2025 to 11/28/2025	2,634,196
United States Treasury Notes/Bonds	0.00% to 6.25%	04/15/2025 to 02/15/2055	26,179,750
ADR—American Depositary Receipt
The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Commercial Services	$38,575,931	$1,126,415	$—	$39,702,346
Entertainment	29,048,118	2,158,402	—	31,206,520
Other Industries	947,536,669	—	—	947,536,669
Short-Term Investments:
U.S. Government Agency	—	8,996,850	—	8,996,850
Other Short-Term Investments	3,264,606	—	—	3,264,606
Total Investments at Value	$1,018,425,324	$12,281,667	$—	$1,030,706,991
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.8%
Advertising — 0.0%
Taboola.com, Ltd.†	87,462	$ 238,771
Aerospace/Defense — 2.7%
Curtiss-Wright Corp.	11,043	3,552,091
Ducommun, Inc.†	44,184	2,590,066
Howmet Aerospace, Inc.	63,726	8,704,972
L3Harris Technologies, Inc.	17,497	3,606,307
Standardaero, Inc.†	99,024	2,795,447
		21,248,883
Airlines — 0.3%
Alaska Air Group, Inc.†	24,135	1,744,478
Delta Air Lines, Inc.	12,506	751,861
		2,496,339
Apparel — 1.2%
Ralph Lauren Corp.	14,139	3,833,649
Skechers USA, Inc., Class A†	51,624	3,148,548
Steven Madden, Ltd.	86,779	2,845,483
		9,827,680
Auto Parts & Equipment — 1.1%
Gentex Corp.	247,985	6,030,995
Goodyear Tire & Rubber Co.†	237,170	2,241,257
		8,272,252
Banks — 6.5%
Ameris Bancorp	56,260	3,633,271
Cadence Bank	176,936	5,867,198
Columbia Banking System, Inc.	182,056	4,866,357
East West Bancorp, Inc.	30,552	2,885,025
Fifth Third Bancorp	165,604	7,198,806
Huntington Bancshares, Inc.	348,796	5,744,670
SouthState Corp.	60,556	6,104,045
Synovus Financial Corp.	95,833	4,971,816
UMB Financial Corp.	48,202	5,318,127
Webster Financial Corp.	84,670	4,768,614
		51,357,929
Beverages — 1.0%
Coca-Cola Consolidated, Inc.	2,124	3,009,963
Coca-Cola Europacific Partners PLC	32,323	2,788,182
Primo Brands Corp.	56,633	1,907,966
		7,706,111
Building Materials — 2.4%
Boise Cascade Co.	39,670	4,112,192
Builders FirstSource, Inc.†	8,671	1,205,182
Fortune Brands Innovations, Inc.	90,902	5,883,178
Masco Corp.	63,419	4,767,840
Masterbrand, Inc.†	101,492	1,419,873
UFP Industries, Inc.	17,359	1,857,413
		19,245,678
Chemicals — 2.1%
CF Industries Holdings, Inc.	53,485	4,333,355
DuPont de Nemours, Inc.	37,078	3,031,868
FMC Corp.	49,805	1,837,804
Ingevity Corp.†	104,209	4,966,601
Mosaic Co.	105,902	2,533,176
		16,702,804
Commercial Services — 2.7%
Equifax, Inc.	14,415	3,534,558
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
H&R Block, Inc.	67,568	$ 3,683,132
RB Global, Inc.	47,583	4,871,547
Robert Half, Inc.	48,328	2,855,701
TransUnion	57,899	5,351,605
Valvoline, Inc.†	35,144	1,296,111
		21,592,654
Computers — 2.3%
Check Point Software Technologies, Ltd.†	34,082	7,506,901
Cognizant Technology Solutions Corp., Class A	25,314	2,109,416
Dell Technologies, Inc., Class C	22,547	2,316,930
Leidos Holdings, Inc.	16,838	2,188,435
NetApp, Inc.	19,061	1,902,478
Science Applications International Corp.	19,690	1,945,175
		17,969,335
Cosmetics/Personal Care — 0.3%
Perrigo Co. PLC	88,750	2,573,750
Distribution/Wholesale — 0.9%
LKQ Corp.	16,111	679,723
Resideo Technologies, Inc.†	88,636	1,702,697
WESCO International, Inc.	26,614	4,803,029
		7,185,449
Diversified Financial Services — 8.9%
Affiliated Managers Group, Inc.	17,075	2,917,264
Air Lease Corp.	99,358	4,761,235
Ameriprise Financial, Inc.	16,800	9,026,640
Bread Financial Holdings, Inc.	48,042	2,594,268
Discover Financial Services	14,827	2,894,082
Evercore, Inc., Class A	28,757	6,953,443
LPL Financial Holdings, Inc.	22,563	8,387,570
PRA Group, Inc.†	130,799	2,737,623
Rocket Cos., Inc., Class A#†	182,604	2,556,456
SLM Corp.#	111,938	3,379,408
StepStone Group, Inc., Class A	33,863	2,037,198
Stifel Financial Corp.	60,515	6,426,088
Synchrony Financial	76,108	4,618,233
TPG, Inc.	69,756	3,847,741
Voya Financial, Inc.	92,984	6,719,024
		69,856,273
Electric — 3.1%
American Electric Power Co., Inc.	13,188	1,398,587
CenterPoint Energy, Inc.	79,412	2,730,185
DTE Energy Co.	41,669	5,571,145
Entergy Corp.	47,092	4,111,603
FirstEnergy Corp.	99,735	3,866,726
IDACORP, Inc.	16,200	1,910,142
NRG Energy, Inc.	20,329	2,148,979
OGE Energy Corp.	66,023	3,055,544
		24,792,911
Electrical Components & Equipment — 1.5%
AMETEK, Inc.	22,930	4,340,649
Belden, Inc.	34,462	3,791,854
Generac Holdings, Inc.†	27,403	3,730,918
		11,863,421
Electronics — 3.6%
Allegion PLC	38,834	4,998,324
Arrow Electronics, Inc.#†	18,860	2,038,200
Atmus Filtration Technologies, Inc.	73,989	2,944,762
Flex, Ltd.†	172,826	6,548,377

VALIC Company I Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronics (continued)
Fortive Corp.	48,250	$ 3,837,805
Keysight Technologies, Inc.†	27,984	4,464,288
Sensata Technologies Holding PLC	52,494	1,514,452
TE Connectivity PLC	12,714	1,958,338
		28,304,546
Engineering & Construction — 0.8%
Fluor Corp.†	47,791	1,817,492
Frontdoor, Inc.†	64,622	2,939,008
Jacobs Solutions, Inc.	14,411	1,846,193
		6,602,693
Entertainment — 0.6%
Churchill Downs, Inc.	25,408	3,010,848
International Game Technology PLC	75,815	1,344,200
		4,355,048
Food — 2.3%
Lamb Weston Holdings, Inc.	49,390	2,561,859
Sysco Corp.	57,181	4,319,453
US Foods Holding Corp.†	156,737	11,234,908
		18,116,220
Gas — 2.3%
NiSource, Inc.	157,630	6,432,880
ONE Gas, Inc.	80,344	6,037,852
Spire, Inc.	70,143	5,391,191
		17,861,923
Healthcare-Products — 1.8%
Avantor, Inc.†	85,312	1,424,711
Integra LifeSciences Holdings Corp.#†	133,768	3,104,755
LivaNova PLC†	51,324	2,136,618
QIAGEN NV	96,897	3,720,845
Solventum Corp.†	48,428	3,862,133
		14,249,062
Healthcare-Services — 2.5%
Acadia Healthcare Co., Inc.†	25,948	777,921
Charles River Laboratories International, Inc.†	28,913	4,779,608
Evotec SE†	352,386	1,487,069
Humana, Inc.	10,557	2,854,824
ICON PLC†	17,458	3,317,369
Molina Healthcare, Inc.†	14,967	4,506,863
Quest Diagnostics, Inc.	11,188	1,934,405
		19,658,059
Home Builders — 1.0%
Century Communities, Inc.	38,267	2,656,878
Lennar Corp., Class A	9,512	1,137,921
NVR, Inc.†	556	4,028,542
		7,823,341
Home Furnishings — 1.0%
Somnigroup International, Inc.	118,777	7,587,475
Household Products/Wares — 0.2%
Avery Dennison Corp.	7,128	1,339,850
Insurance — 5.2%
Aegon, Ltd.	631,887	3,968,250
Aon PLC, Class A	9,537	3,901,777
Everest Group, Ltd.	19,226	6,791,008
First American Financial Corp.	35,957	2,362,015
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Kemper Corp.	92,652	$ 6,261,422
Markel Group, Inc.†	2,801	5,415,566
RenaissanceRe Holdings, Ltd.	12,547	2,981,418
Travelers Cos., Inc.	12,054	3,115,839
Willis Towers Watson PLC	18,497	6,282,506
		41,079,801
Internet — 2.1%
Cargurus, Inc.†	76,985	2,478,147
eBay, Inc.	70,055	4,535,361
F5, Inc.†	15,853	4,635,893
Gen Digital, Inc.	124,044	3,390,122
Maplebear, Inc.†	29,773	1,223,373
		16,262,896
Iron/Steel — 1.7%
Commercial Metals Co.	52,986	2,566,642
Reliance, Inc.	37,108	11,027,013
		13,593,655
Leisure Time — 0.8%
Harley-Davidson, Inc.#	59,259	1,526,512
Malibu Boats, Inc., Class A#†	79,458	2,652,308
OneSpaWorld Holdings, Ltd.	108,172	2,063,922
		6,242,742
Lodging — 1.5%
Boyd Gaming Corp.	48,171	3,673,520
Wyndham Hotels & Resorts, Inc.	73,299	7,940,481
		11,614,001
Machinery-Diversified — 2.4%
Dover Corp.	17,148	3,408,508
Flowserve Corp.	56,562	3,113,173
IDEX Corp.	26,067	5,065,600
Middleby Corp.†	29,579	4,892,662
Watts Water Technologies, Inc., Class A	11,270	2,418,317
		18,898,260
Mining — 0.3%
Freeport-McMoRan, Inc.	68,153	2,515,527
Miscellaneous Manufacturing — 1.8%
ITT, Inc.	10,270	1,450,535
JBT Marel Corp.	23,132	3,053,424
Parker-Hannifin Corp.	6,081	4,065,209
Textron, Inc.	75,888	5,671,110
		14,240,278
Office/Business Equipment — 0.6%
Zebra Technologies Corp., Class A†	13,972	4,401,879
Oil & Gas — 5.9%
Antero Resources Corp.†	61,385	2,252,829
Chord Energy Corp.	49,496	5,657,393
Coterra Energy, Inc.	171,356	4,624,898
Diamondback Energy, Inc.	26,698	4,243,914
EQT Corp.	167,812	8,083,504
Expand Energy Corp.#	32,895	3,252,658
Marathon Petroleum Corp.	26,548	3,986,979
Ovintiv, Inc.	70,154	3,048,893
Phillips 66	16,936	2,196,430
Range Resources Corp.	103,152	3,829,002

VALIC Company I Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
Viper Energy, Inc.	75,010	$ 3,493,216
Weatherford International PLC	33,088	2,048,478
		46,718,194
Oil & Gas Services — 0.3%
Schlumberger NV	50,157	2,089,541
Packaging & Containers — 0.9%
Ball Corp.	56,345	2,968,818
Packaging Corp. of America	20,158	4,295,468
		7,264,286
Pharmaceuticals — 1.1%
Cencora, Inc.	29,751	7,543,069
McKesson Corp.	1,466	938,621
		8,481,690
Private Equity — 0.6%
Carlyle Group, Inc.	102,289	5,098,084
REITS — 8.4%
American Healthcare REIT, Inc.	115,082	3,428,293
Brixmor Property Group, Inc.	228,132	6,378,571
BXP, Inc.	38,521	2,732,294
Camden Property Trust	56,721	7,036,807
Douglas Emmett, Inc.	153,712	2,659,218
EastGroup Properties, Inc.	17,764	3,248,147
Equity LifeStyle Properties, Inc.	42,751	2,931,864
Equity Residential	35,882	2,661,368
Essential Properties Realty Trust, Inc.	155,613	5,091,657
Essex Property Trust, Inc.	9,801	3,053,697
Extra Space Storage, Inc.	18,040	2,752,182
First Industrial Realty Trust, Inc.	81,025	4,624,907
Lamar Advertising Co., Class A	33,830	4,202,701
Regency Centers Corp.	57,441	4,405,725
Rexford Industrial Realty, Inc.	33,702	1,392,567
Simon Property Group, Inc.	36,024	6,703,706
VICI Properties, Inc.	87,775	2,851,810
		66,155,514
Retail — 3.6%
AutoZone, Inc.†	2,443	8,533,423
Beacon Roofing Supply, Inc.†	33,191	3,830,905
Best Buy Co., Inc.	18,848	1,694,624
Darden Restaurants, Inc.	9,514	1,907,176
Denny's Corp.#†	280,487	1,394,020
Dick's Sporting Goods, Inc.	17,217	3,875,547
Five Below, Inc.†	16,283	1,414,830
MSC Industrial Direct Co., Inc., Class A#	26,028	2,091,610
Ross Stores, Inc.	23,211	3,256,968
		27,999,103
Semiconductors — 1.5%
Allegro MicroSystems, Inc.†	173,923	3,878,483
Lam Research Corp.	23,888	1,833,165
Microchip Technology, Inc.	40,398	2,377,826
MKS Instruments, Inc.	42,722	3,922,734
		12,012,208
Software — 1.6%
Fidelity National Information Services, Inc.	25,582	1,819,392
Pegasystems, Inc.	25,751	2,021,711
Security Description	Shares or Principal Amount	Value

Software (continued)
Progress Software Corp.#	80,188	$ 4,381,472
SS&C Technologies Holdings, Inc.	49,123	4,374,403
		12,596,978
Telecommunications — 0.3%
InterDigital, Inc.#	12,542	2,679,473
Transportation — 3.1%
Expeditors International of Washington, Inc.	47,639	5,590,913
Knight-Swift Transportation Holdings, Inc.	72,846	3,674,352
Landstar System, Inc.	12,586	1,998,657
Matson, Inc.	10,311	1,485,506
Norfolk Southern Corp.	28,452	6,992,079
Ryder System, Inc.	27,878	4,585,094
		24,326,601
Total Common Stocks (cost $717,024,926)		763,099,168
UNAFFILIATED INVESTMENT COMPANIES — 1.0%
iShares Russell 2000 Value ETF (cost $7,605,238)	47,434	7,641,617
Total Long-Term Investment Securities (cost $724,630,164)		770,740,785
SHORT-TERM INVESTMENTS — 1.8%
Unaffiliated Investment Companies — 1.8%
State Street Institutional Liquid Reserves Fund, Administration Class 4.10%(1)	12,855,880	12,859,736
State Street Navigator Securities Lending Government Money Market Portfolio 4.36%(1)(2)	871,095	871,095
Total Short-Term Investments (cost $13,730,831)		13,730,831
REPURCHASE AGREEMENTS — 1.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 02/28/2025, to be repurchased 03/03/2025 in the amount of $8,024,401 and collateralized by $7,174,600 of United States Inflation Indexed Notes, bearing interest at 0.13% due 10/15/2026 and having an approximate value of $8,184,156 (cost $8,023,492)	$ 8,023,492	8,023,492
TOTAL INVESTMENTS (cost $746,384,487)	100.6%	792,495,108
Other assets less liabilities	(0.6)	(4,559,121)
NET ASSETS	100.0%	$787,935,987
†	Non-income producing security
#	The security or a portion thereof is out on loan.

VALIC Company I Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

(1)	The rate shown is the 7-day yield as of February 28, 2025.
(2)	At February 28, 2025, the Fund had loaned securities with a total value of $7,707,244. This was secured by collateral of $871,095, which was received in cash and subsequently invested in short-term investments currently valued at $871,095 as reported in the Portfolio of Investments. Additional collateral of $6,923,890 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2025
Federal Farm Credit Bank	0.55% to 0.78%	06/16/2025 to 09/16/2025	$36,861
Federal Home Loan Bank	0.55% to 1.10%	05/23/2025 to 08/20/2026	188,138
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	18,321
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	100,491
United States Treasury Bills	0.00%	03/18/2025 to 08/14/2025	287,311
United States Treasury Notes/Bonds	0.00% to 6.25%	04/15/2025 to 02/15/2055	6,292,768
ETF—Exchange Traded Fund
The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$763,099,168	$—	$—	$763,099,168
Unaffiliated Investment Companies	7,641,617	—	—	7,641,617
Short-Term Investments	13,730,831	—	—	13,730,831
Repurchase Agreements	—	8,023,492	—	8,023,492
Total Investments at Value	$784,471,616	$8,023,492	$—	$792,495,108
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Moderate Growth Lifestyle Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 99.2%
Domestic Equity Investment Companies — 43.6%
VALIC Company I Mid Cap Index Fund	529,559	$ 14,652,883
VALIC Company I Small Cap Growth Fund†	1,358,294	21,922,870
VALIC Company I Small Cap Value Fund	1,785,232	22,547,484
VALIC Company I Stock Index Fund	4,249,505	256,372,636
VALIC Company I Systematic Growth Fund	3,297,351	64,529,167
VALIC Company I Systematic Value Fund	4,272,541	67,335,249
Total Domestic Equity Investment Companies (cost $364,658,246)		447,360,289
Domestic Fixed Income Investment Companies — 41.2%
VALIC Company I Core Bond Fund (cost $409,626,388)	41,946,466	423,239,844
International Equity Investment Companies — 14.4%
VALIC Company I International Equities Index Fund (cost $120,506,291)	16,978,084	148,218,671
Total Long-Term Investment Securities (cost $894,790,925)		1,018,818,804
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.8%
Unaffiliated Investment Companies — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.31%(2) (cost $8,023,217)	8,023,217	$ 8,023,217
TOTAL INVESTMENTS (cost $902,814,142)	100.0%	1,026,842,021
Other assets less liabilities	(0.0)	(86,874)
NET ASSETS	100.0%	$1,026,755,147
#	The VALIC Company I Moderate Growth Lifestyle Fund invests in various VALIC Company I Funds. Additional information on the underlying funds including such funds' prospectuses and shareholder reports are available at our website, www.corebridgefinancial.com/rs.
†	Non-income producing security
(1)	See Note 3.
(2)	The rate shown is the 7-day yield as of February 28, 2025.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$1,018,818,804	$—	$—	$1,018,818,804
Short-Term Investments	8,023,217	—	—	8,023,217
Total Investments at Value	$1,026,842,021	$—	$—	$1,026,842,021
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Nasdaq-100 Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.0%
Advertising — 0.2%
Trade Desk, Inc., Class A†	29,241	$ 2,056,227
Auto Manufacturers — 3.1%
PACCAR, Inc.	34,095	3,656,348
Tesla, Inc.†	95,879	28,090,629
		31,746,977
Beverages — 2.2%
Coca-Cola Europacific Partners PLC	29,938	2,582,452
Keurig Dr Pepper, Inc.	88,210	2,956,799
Monster Beverage Corp.†	63,243	3,456,230
PepsiCo, Inc.	89,221	13,692,747
		22,688,228
Biotechnology — 3.3%
Amgen, Inc.	34,956	10,768,545
Biogen, Inc.†	9,476	1,331,378
Gilead Sciences, Inc.	81,045	9,264,254
Regeneron Pharmaceuticals, Inc.	7,028	4,910,745
Vertex Pharmaceuticals, Inc.†	16,747	8,035,043
		34,309,965
Chemicals — 1.4%
Linde PLC	30,965	14,462,203
Commercial Services — 2.1%
Automatic Data Processing, Inc.	26,497	8,351,324
Cintas Corp.	26,227	5,442,102
PayPal Holdings, Inc.†	65,195	4,632,105
Verisk Analytics, Inc.	9,183	2,726,525
		21,152,056
Computers — 10.9%
Apple, Inc.	399,545	96,625,963
Cognizant Technology Solutions Corp., Class A	32,244	2,686,892
Crowdstrike Holdings, Inc., Class A†	15,207	5,925,560
Fortinet, Inc.†	49,843	5,383,542
Zscaler, Inc.†	9,977	1,957,787
		112,579,744
Distribution/Wholesale — 0.6%
Copart, Inc.†	62,658	3,433,659
Fastenal Co.	37,255	2,821,321
		6,254,980
Electric — 1.4%
American Electric Power Co., Inc.	34,633	3,672,830
Constellation Energy Corp.	20,339	5,095,835
Exelon Corp.	65,344	2,888,205
Xcel Energy, Inc.	37,343	2,692,430
		14,349,300
Electronics — 0.9%
Honeywell International, Inc.	42,286	9,002,267
Food — 0.8%
Kraft Heinz Co.	78,633	2,414,820
Mondelez International, Inc., Class A	86,958	5,585,312
		8,000,132
Healthcare-Products — 1.8%
GE HealthCare Technologies, Inc.	29,711	2,595,256
IDEXX Laboratories, Inc.†	5,325	2,327,611
Intuitive Surgical, Inc.†	23,162	13,275,300
		18,198,167
Security Description	Shares or Principal Amount	Value

Internet — 21.2%
Airbnb, Inc., Class A†	28,150	$ 3,909,191
Alphabet, Inc., Class A	154,444	26,298,724
Alphabet, Inc., Class C	146,276	25,191,653
Amazon.com, Inc.†	277,935	59,000,042
Booking Holdings, Inc.	2,152	10,794,454
CDW Corp.	8,666	1,544,281
DoorDash, Inc., Class A†	25,296	5,019,738
MercadoLibre, Inc.†	3,297	6,995,805
Meta Platforms, Inc., Class A	57,622	38,503,020
Netflix, Inc.†	27,798	27,257,607
Palo Alto Networks, Inc.†	42,673	8,126,219
PDD Holdings, Inc. ADR†	43,435	4,938,125
		217,578,859
Lodging — 0.5%
Marriott International, Inc., Class A	18,071	5,068,012
Media — 1.4%
Charter Communications, Inc., Class A†	9,247	3,361,931
Comcast Corp., Class A	248,226	8,906,349
Warner Bros. Discovery, Inc.†	159,530	1,828,214
		14,096,494
Miscellaneous Manufacturing — 0.2%
Axon Enterprise, Inc.†	4,959	2,620,584
Oil & Gas — 0.3%
Diamondback Energy, Inc.	18,988	3,018,332
Oil & Gas Services — 0.3%
Baker Hughes Co.	64,349	2,869,322
Pharmaceuticals — 0.5%
AstraZeneca PLC ADR	37,867	2,885,844
Dexcom, Inc.†	25,400	2,244,598
		5,130,442
Real Estate — 0.2%
CoStar Group, Inc.†	26,660	2,032,825
Retail — 4.8%
Costco Wholesale Corp.	28,813	30,213,600
Lululemon Athletica, Inc.†	7,651	2,797,282
O'Reilly Automotive, Inc.†	3,754	5,156,645
Ross Stores, Inc.	21,575	3,027,404
Starbucks Corp.	73,731	8,538,787
		49,733,718
Semiconductors — 21.0%
Advanced Micro Devices, Inc.†	105,531	10,538,326
Analog Devices, Inc.	32,274	7,424,956
Applied Materials, Inc.	53,611	8,474,291
ARM Holdings PLC ADR#†	8,329	1,096,846
ASML Holding NV	5,768	4,089,973
Broadcom, Inc.	204,181	40,719,817
GlobalFoundries, Inc.#†	35,939	1,393,355
Intel Corp.	280,475	6,655,672
KLA Corp.	8,698	6,165,490
Lam Research Corp.	83,673	6,421,066
Marvell Technology, Inc.	56,329	5,172,129
Microchip Technology, Inc.	34,922	2,055,509
Micron Technology, Inc.	72,446	6,783,119
NVIDIA Corp.	647,326	80,863,964
NXP Semiconductors NV	16,528	3,563,272
ON Semiconductor Corp.†	27,690	1,302,814

VALIC Company I Nasdaq-100 Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
QUALCOMM, Inc.	72,249	$ 11,355,375
Texas Instruments, Inc.	59,322	11,626,519
		215,702,493
Software — 15.7%
Adobe, Inc.†	28,626	12,554,219
ANSYS, Inc.†	5,687	1,895,193
AppLovin Corp., Class A†	19,422	6,326,522
Atlassian Corp., Class A†	10,499	2,984,446
Autodesk, Inc.†	13,981	3,833,730
Cadence Design Systems, Inc.†	17,835	4,467,667
Datadog, Inc., Class A†	20,368	2,373,890
Electronic Arts, Inc.	17,056	2,202,271
Intuit, Inc.	18,203	11,173,729
Microsoft Corp.	196,521	78,016,872
MicroStrategy, Inc., Class A†	14,706	3,756,354
MongoDB, Inc.†	4,804	1,284,734
Palantir Technologies, Inc., Class A†	141,808	12,042,335
Paychex, Inc.	23,404	3,549,685
Roper Technologies, Inc.	6,973	4,075,718
Synopsys, Inc.†	9,990	4,568,227
Take-Two Interactive Software, Inc.†	11,421	2,421,024
Workday, Inc., Class A†	13,851	3,647,522
		161,174,138
Telecommunications — 3.6%
Cisco Systems, Inc.	258,999	16,604,426
T-Mobile US, Inc.	75,467	20,352,695
		36,957,121
Transportation — 0.6%
CSX Corp.	125,405	4,014,214
Old Dominion Freight Line, Inc.	13,884	2,450,526
		6,464,740
Total Long-Term Investment Securities (cost $474,598,356)		1,017,247,326
SHORT-TERM INVESTMENTS — 0.2%
Unaffiliated Investment Companies — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio 4.36%(1)(2)	585,992	585,992
Security Description	Shares or Principal Amount	Value

U.S. Government — 0.1%
United States Treasury Bills
4.21%, 05/06/2025(3)	$1,500,000	$ 1,488,763
4.37%, 03/18/2025(3)	110,000	109,804
		1,598,567
Total Short-Term Investments (cost $2,184,202)		2,184,559
REPURCHASE AGREEMENTS — 0.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 02/28/2025, to be repurchased 03/03/2025 in the amount of $8,477,242 and collateralized by $7,579,400 of United States Treasury Inflation Indexed Notes, bearing interest at 0.13% due 10/15/2026 and having an approximate value of $8,645,821 (cost $8,476,282)	8,476,282	8,476,282
TOTAL INVESTMENTS (cost $485,258,840)	100.1%	1,027,908,167
Other assets less liabilities	(0.1)	(589,718)
NET ASSETS	100.0%	$1,027,318,449
†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of February 28, 2025.
(2)	At February 28, 2025, the Fund had loaned securities with a total value of $2,490,201. This was secured by collateral of $585,992, which was received in cash and subsequently invested in short-term investments currently valued at $585,992 as reported in the Portfolio of Investments. Additional collateral of $1,939,033 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2025
United States Treasury Notes/Bonds	0.13% to 4.88%	11/30/2025 to 02/15/2054	$1,939,033
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR—American Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
25	Long	NASDAQ 100 E-Mini Index	March 2025	$11,132,517	$10,459,750	$(672,767)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Nasdaq-100 Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,017,247,326	$—	$—	$1,017,247,326
Short-Term Investments:
U.S. Government	—	1,598,567	—	1,598,567
Other Short-Term Investments	585,992	—	—	585,992
Repurchase Agreements	—	8,476,282	—	8,476,282
Total Investments at Value	$1,017,833,318	$10,074,849	$—	$1,027,908,167
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$672,767	$—	$—	$672,767
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.4%
Auto Manufacturers — 1.0%
Tesla, Inc.†	99,442	$ 29,134,517
Biotechnology — 0.0%
Ginkgo Bioworks, Inc., Earnout Shares 15.00†(1)	963	183
PrognomiQ, Inc., Class A†(1)(2)	28,713	9,188
		9,371
Commercial Services — 2.1%
Adyen NV*†	7,785	14,147,991
PayPal Holdings, Inc.†	110,596	7,857,846
RELX PLC	348,894	16,809,748
S&P Global, Inc.	18,588	9,921,159
Toast, Inc., Class A†	290,310	11,205,966
		59,942,710
Computers — 15.0%
Apple, Inc.	1,038,485	251,147,212
Cognizant Technology Solutions Corp., Class A	242,764	20,229,524
Crowdstrike Holdings, Inc., Class A†	130,384	50,805,429
CyberArk Software, Ltd.†	107,736	39,199,744
EPAM Systems, Inc.†	63,645	13,119,780
Okta, Inc.†	123,105	11,139,772
Rubrik, Inc., Class A†	216,250	14,082,200
SailPoint, Inc.†	402,269	9,654,456
Zscaler, Inc.†	82,487	16,186,424
		425,564,541
Diversified Financial Services — 0.9%
Mastercard, Inc., Class A	41,484	23,907,644
Electric — 0.3%
Constellation Energy Corp.	35,304	8,845,241
Electronics — 1.3%
Amphenol Corp., Class A	205,883	13,711,808
Celestica, Inc.†	103,300	11,058,265
Coherent Corp.†	162,281	12,201,908
		36,971,981
Entertainment Software — 0.1%
Epic Games, Inc.†(1)(2)	3,719	2,432,951
Healthcare-Services — 0.0%
Verily Life Sciences LLC Series B†(1)(2)	6,986	928,859
Internet — 22.0%
Alphabet, Inc., Class A	152,694	26,000,734
Alphabet, Inc., Class C	657,371	113,212,434
Amazon.com, Inc.†	342,885	72,787,628
MercadoLibre, Inc.†	8,641	18,335,079
Meta Platforms, Inc., Class A	327,679	218,955,108
Netflix, Inc.†	47,292	46,372,644
Palo Alto Networks, Inc.†	180,601	34,391,848
Reddit, Inc., Class A†	73,105	11,826,927
Robinhood Markets, Inc., Class A†	154,470	7,738,947
Shopify, Inc., Class A†	119,523	13,386,576
Spotify Technology SA†	99,645	60,585,156
		623,593,081
Machinery-Construction & Mining — 1.0%
Hitachi, Ltd.	657,000	16,628,377
Vertiv Holdings Co., Class A	131,289	12,494,774
		29,123,151
Security Description	Shares or Principal Amount	Value

Media — 0.6%
Thomson Reuters Corp.	97,579	$ 17,443,827
Semiconductors — 23.8%
Analog Devices, Inc.	74,672	17,179,040
Applied Materials, Inc.	118,467	18,726,079
ARM Holdings PLC ADR#†	89,285	11,757,942
ASM International NV	21,174	11,251,583
ASML Holding NV (XAMS)	30,295	21,507,622
Broadcom, Inc.	710,620	141,718,947
KLA Corp.	20,508	14,536,891
Lam Research Corp.	108,855	8,353,533
Marvell Technology, Inc.	360,596	33,109,925
Micron Technology, Inc.	383,497	35,906,824
Monolithic Power Systems, Inc.	29,615	18,095,061
NVIDIA Corp.	2,317,210	289,465,873
NXP Semiconductors NV	52,475	11,313,085
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	224,412	40,513,098
		673,435,503
Software — 29.5%
AppLovin Corp., Class A†	78,959	25,720,105
Atlassian Corp., Class A†	151,486	43,061,410
Autodesk, Inc.†	43,205	11,847,243
Cadence Design Systems, Inc.†	137,638	34,478,319
Cloudflare, Inc., Class A†	201,252	29,241,916
Constellation Software, Inc.	5,854	20,178,830
Dynatrace, Inc.†	221,804	12,698,279
Elastic NV†	104,235	12,128,785
Fair Isaac Corp.†	4,473	8,437,643
Fiserv, Inc.†	55,627	13,110,728
Guidewire Software, Inc.†	61,585	12,398,292
HubSpot, Inc.†	22,071	15,979,183
Kaspi.KZ JSC ADR	63,508	6,651,828
Klaviyo, Inc., Class A†	383,419	15,076,035
Microsoft Corp.	498,638	197,954,300
Monday.com, Ltd.†	49,780	14,773,211
MongoDB, Inc.†	96,487	25,803,518
Nutanix, Inc., Class A†	124,447	9,568,730
Oracle Corp.	238,409	39,590,198
Palantir Technologies, Inc., Class A†	349,311	29,663,490
Salesforce, Inc.	182,773	54,438,938
Samsara, Inc., Class A†	475,362	22,665,260
SAP SE	96,491	26,670,112
SentinelOne, Inc., Class A†	584,941	12,067,333
ServiceNow, Inc.†	67,546	62,801,569
Snowflake, Inc., Class A†	287,585	50,931,303
Take-Two Interactive Software, Inc.†	69,322	14,694,878
Xero, Ltd.†	104,285	11,189,856
		833,821,292
Telecommunications — 1.3%
Arista Networks, Inc.†	302,553	28,152,556
SoftBank Group Corp.	128,400	7,098,725
		35,251,281
Toys/Games/Hobbies — 0.5%
Nintendo Co., Ltd.	183,500	13,714,860
Total Common Stocks (cost $2,036,186,347)		2,814,120,810
CONVERTIBLE PREFERRED STOCKS — 0.4%
Automotive - Cars & Lt. Trucks — 0.1%
GM Cruise Holdings LLC Class F†(1)(2)	89,700	89,700

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
CONVERTIBLE PREFERRED STOCKS (continued)
Automotive - Cars & Lt. Trucks (continued)
Waymo LLC Series A-2†(1)(2)		21,059	$ 1,786,329
Waymo LLC Series B-2†(1)(2)		10,055	868,149
			2,744,178
Biotechnology — 0.1%
Freenome Holdings, Inc. Series B †(1)(2)		94,602	514,635
Freenome Holdings, Inc. Series C†(1)(2)		53,807	331,989
Insitro, Inc. Series B†(1)(2)		52,029	482,309
			1,328,933
E-Commerce/Services — 0.1%
Rappi, Inc. Series E †(1)(2)		39,184	1,422,183
Rappi, Inc. Series F†(1)(2)		14,609	530,234
			1,952,417
Healthcare-Services — 0.0%
Caris Life Sciences, Inc. Series C†(1)(2)		217,911	1,005,659
Medical - Biomedical/Gene — 0.1%
National Resilience, Inc. Series B†(1)(2)		69,360	2,796,595
Medical Imaging Systems — 0.0%
RefleXion Medical, Inc. Series C †(1)(2)		160,251	4,808
RefleXion Medical, Inc. Series D†(1)(2)		67,040	2,011
			6,819
Medical Information Systems — 0.0%
Kardium, Inc. Series D-5†(1)(2)		542,402	517,994
Retirement/Aged Care — 0.0%
Honor Tech, Inc. Series D†(1)(2)		180,527	275,304
Therapeutics — 0.0%
Color Health, Inc. Series D-1†(1)(2)		26,210	166,696
Total Convertible Preferred Stocks (cost $12,213,015)			10,794,595
ESCROWS AND LITIGATION TRUSTS — 0.0%
Exact Sciences CMO Milestone †(1)		216,096	118,853
Exact Sciences FDA Milestone †(1)		108,048	70,231
Total Escrows and Litigation Trusts (cost $0)			189,084
WARRANTS — 0.0%
Software — 0.0%
Constellation Software, Inc. Expires 03/31/2040†(1) (cost $0)	CAD	3,500	0
Total Long-Term Investment Securities (cost $2,048,399,362)			2,825,104,489
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.0%
Unaffiliated Investment Companies — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.31%(3) (cost $355,888)	355,888	$ 355,888
TOTAL INVESTMENTS (cost $2,048,755,250)	99.8%	2,825,460,377
Other assets less liabilities	0.2	4,372,592
NET ASSETS	100.0%	$2,829,832,969
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Science & Technology Fund has no right to demand registration of these securities. At February 28, 2025, the aggregate value of these securities was $14,147,991 representing 0.5% of net assets.
#	The security or a portion thereof is out on loan.
At February 28, 2025, the Fund had loaned securities with a total value of $11,757,942. This was secured by collateral of $12,105,668 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2025
United States Treasury Bills	0.00%	03/18/2025 to 07/03/2025	$861,929
United States Treasury Notes/Bonds	0.13% to 6.25%	04/30/2025 to 05/15/2054	11,243,739
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2025, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Epic Games, Inc.
	06/18/2020	2,698	$1,553,204
	03/29/2021	1,021	904,286
		3,719	2,457,490	$2,432,951	$654.20	0.1%
PrognomiQ, Inc., Class A
	11/15/2019	3,628	81,510
	05/12/2020	3,099	69,623
	09/11/2020	21,986	493,989
		28,713	645,122	9,188	0.32	0.0
Verily Life Sciences LLC Series B	01/23/2019	6,986	861,094	928,859	132.96	0.0
Convertible Preferred Stocks
Caris Life Sciences, Inc. Series C	08/14/2020	217,911	601,434	1,005,659	4.62	0.0
Color Health, Inc. Series D-1	01/13/2020	26,210	543,971	166,696	6.36	0.0

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks (continued)
Freenome Holdings, Inc. Series B	06/24/2019	94,602	$431,111	$514,635	$5.44	0.1%
Freenome Holdings, Inc. Series C	08/14/2020	53,807	355,842	331,989	6.17	0.0
GM Cruise Holdings LLC Class F	05/07/2019	89,700	1,637,025	89,700	1.00	0.0
Honor Tech, Inc. Series D	10/16/2020	180,527	434,723	275,304	1.53	0.0
Insitro, Inc. Series B	05/21/2020	52,029	324,177	482,309	9.27	0.0
Kardium, Inc. Series D-5	11/29/2018	542,402	525,533	517,994	0.96	0.0
National Resilience, Inc. Series B	10/23/2020	69,360	947,458	2,796,595	40.32	0.1
Rappi, Inc. Series E	09/08/2020	39,184	2,341,089	1,422,183	36.30	0.1
Rappi, Inc. Series F	07/08/2021	14,609	941,157	530,234	36.30	0.0
RefleXion Medical, Inc. Series C	04/03/2018	160,251	271,145	4,808	0.03	0.0
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks (continued)
RefleXion Medical, Inc. Series D	04/04/2020	67,040	$127,808	$2,011	$0.03	0.0%
Waymo LLC Series A-2	05/08/2020	21,059	1,808,277	1,786,329	84.83	0.1
Waymo LLC Series B-2	06/11/2021	10,055	922,265	868,149	86.34	0.0
				$14,165,593		0.5%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.
(3)	The rate shown is the 7-day yield as of February 28, 2025.
ADR—American Depositary Receipt
XAMS—Euronext Amsterdam Stock Exchange
CAD—Canadian Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$—	$—	$9,371	$9,371
Commercial Services	28,984,971	30,957,739	—	59,942,710
Entertainment Software	—	—	2,432,951	2,432,951
Healthcare-Services	—	—	928,859	928,859
Machinery-Construction & Mining	12,494,774	16,628,377	—	29,123,151
Semiconductors	640,676,298	32,759,205	—	673,435,503
Software	795,961,324	37,859,968	—	833,821,292
Telecommunications	28,152,556	7,098,725	—	35,251,281
Toys/Games/Hobbies	—	13,714,860	—	13,714,860
Other Industries	1,165,460,832	—	—	1,165,460,832
Convertible Preferred Stocks	—	—	10,794,595	10,794,595
Escrows and Litigation Trusts	—	—	189,084	189,084
Warrants	—	—	0	0
Short-Term Investments	355,888	—	—	355,888
Total Investments at Value	$2,672,086,643	$139,018,874	$14,354,860	$2,825,460,377
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.8%
Aerospace/Defense — 3.5%
AAR Corp.†	66,794	$ 4,342,946
CAE, Inc.#†	265,412	6,441,068
Hexcel Corp.	107,103	6,787,117
		17,571,131
Agriculture — 0.6%
Farmer's Business Network, Inc.†(1)(2)	8,265	28,927
Vital Farms, Inc.†	91,042	3,014,401
		3,043,328
Apparel — 0.5%
Hanesbrands, Inc.†	382,334	2,305,474
Banks — 1.5%
Bancorp, Inc.†	81,599	4,554,856
Dogwood State Bank†	5,013	77,702
Grasshopper Bancorp, Inc.†(1)(2)	5,208	23,436
Triumph Financial, Inc.†	46,047	3,170,336
		7,826,330
Beverages — 0.4%
Celsius Holdings, Inc.†	77,673	1,995,419
Biotechnology — 9.7%
ADMA Biologics, Inc.†	269,116	4,410,811
Arcutis Biotherapeutics, Inc.†	173,473	2,374,845
Biohaven, Ltd.†	50,416	1,874,467
Blueprint Medicines Corp.†	38,080	3,677,386
Bridgebio Pharma, Inc.†	102,121	3,564,023
Celldex Therapeutics, Inc.†	59,884	1,231,814
Crinetics Pharmaceuticals, Inc.†	61,764	2,209,916
Cytokinetics, Inc.†	35,971	1,654,666
Edgewise Therapeutics, Inc.†	77,686	2,033,043
Halozyme Therapeutics, Inc.†	75,334	4,456,006
Insmed, Inc.†	85,834	6,999,763
Metsera, Inc.†	26,821	664,624
Mineralys Therapeutics, Inc.#†	58,425	534,004
NeoGenomics, Inc.†	318,371	3,180,526
Newamsterdam Pharma Co. NV†	33,369	700,749
Nuvalent, Inc., Class A†	25,117	1,883,273
Revolution Medicines, Inc.†	73,753	3,004,697
Scholar Rock Holding Corp.†	65,082	2,526,483
Vera Therapeutics, Inc.†	42,655	1,276,664
Viking Therapeutics, Inc.#†	28,694	828,396
		49,086,156
Building Materials — 4.1%
Fortune Brands Innovations, Inc.	70,254	4,546,839
Hayward Holdings, Inc.†	507,976	7,360,572
JELD-WEN Holding, Inc.†	182,183	1,002,006
Knife River Corp.†	51,304	4,908,767
Titan America SA†	199,133	3,126,388
		20,944,572
Commercial Services — 7.2%
Colliers International Group, Inc.	18,009	2,309,114
First Advantage Corp.#†	226,627	3,390,340
Herc Holdings, Inc.	11,059	1,586,745
Korn Ferry	78,107	5,127,724
Paylocity Holding Corp.†	23,572	4,815,524
Payoneer Global, Inc.†	320,409	2,739,497
Shift4 Payments, Inc., Class A#†	50,941	5,030,424
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Stride, Inc.#†	49,802	$ 6,812,914
Verra Mobility Corp.†	204,220	4,674,596
		36,486,878
Computers — 2.4%
CyberArk Software, Ltd.†	14,996	5,456,295
Globant SA#†	13,793	2,076,260
Grid Dynamics Holdings, Inc.†	96,057	1,807,793
Tenable Holdings, Inc.†	74,517	2,842,078
		12,182,426
Cosmetics/Personal Care — 0.9%
e.l.f. Beauty, Inc.#†	19,017	1,335,944
Interparfums, Inc.	22,167	3,079,440
		4,415,384
Distribution/Wholesale — 1.2%
SiteOne Landscape Supply, Inc.†	47,340	5,979,515
Diversified Financial Services — 1.6%
Dave, Inc.†	22,388	2,253,576
Hamilton Lane, Inc., Class A	37,941	5,930,937
		8,184,513
Electric — 1.7%
Talen Energy Corp.†	25,658	5,335,581
TransAlta Corp.#	336,042	3,479,460
		8,815,041
Electrical Components & Equipment — 1.0%
Littelfuse, Inc.	22,333	5,183,713
Electronics — 0.7%
Mirion Technologies, Inc.†	232,417	3,609,436
Engineering & Construction — 0.9%
Construction Partners, Inc., Class A†	62,209	4,513,885
Environmental Control — 2.6%
Casella Waste Systems, Inc., Class A†	74,671	8,364,646
Clean Harbors, Inc.†	23,497	5,017,784
		13,382,430
Healthcare-Products — 6.8%
Alphatec Holdings, Inc.†	551,068	6,904,882
Integer Holdings Corp.†	30,167	3,716,574
Lantheus Holdings, Inc.†	45,414	4,260,741
Natera, Inc.†	26,725	4,158,143
Neogen Corp.#†	285,373	2,867,999
SI-BONE, Inc.†	254,275	4,607,463
Twist Bioscience Corp.†	75,175	2,918,293
UFP Technologies, Inc.†	23,162	5,271,440
		34,705,535
Healthcare-Services — 5.2%
Encompass Health Corp.	52,373	5,244,632
Ensign Group, Inc.	40,397	5,217,273
GeneDx Holdings Corp.†	24,002	2,468,606
HealthEquity, Inc.†	54,866	6,022,092
Pediatrix Medical Group, Inc. †	121,911	1,800,625
RadNet, Inc.†	104,141	5,776,701
		26,529,929
Home Builders — 1.0%
Champion Homes, Inc.†	48,021	4,922,152

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Human Resources — 0.0%
Checkr, Inc.†(1)(2)	5,868	$ 36,030
Insurance — 3.3%
Goosehead Insurance, Inc., Class A	28,313	3,488,445
HCI Group, Inc.#	23,475	3,090,719
Kinsale Capital Group, Inc.	6,315	2,727,133
Palomar Holdings, Inc.†	38,502	4,953,667
Skyward Specialty Insurance Group, Inc.†	50,374	2,620,455
		16,880,419
Internet — 3.2%
Cargurus, Inc.†	94,040	3,027,147
Magnite, Inc.†	248,747	3,922,740
Q2 Holdings, Inc.†	53,751	4,696,225
QuinStreet, Inc.†	226,089	4,426,823
		16,072,935
Iron/Steel — 2.3%
ATI, Inc.†	68,992	4,012,575
Carpenter Technology Corp.	36,872	7,635,085
		11,647,660
Leisure Time — 2.3%
Life Time Group Holdings, Inc.†	133,070	4,053,312
OneSpaWorld Holdings, Ltd.	99,752	1,903,268
Planet Fitness, Inc., Class A†	60,334	5,583,912
		11,540,492
Machinery-Diversified — 1.9%
Albany International Corp., Class A	77,358	5,923,302
Applied Industrial Technologies, Inc.	10,871	2,724,055
Ichor Holdings, Ltd.†	38,578	1,129,950
		9,777,307
Metal Fabricate/Hardware — 1.5%
Janus International Group, Inc.†	322,001	2,604,988
RBC Bearings, Inc.†	13,596	4,883,683
		7,488,671
Oil & Gas — 1.6%
Kosmos Energy, Ltd.†	1,500,851	4,217,391
Transocean, Ltd.#†	1,408,633	4,155,468
		8,372,859
Oil & Gas Services — 1.1%
Aris Water Solution, Inc., Class A	44,759	1,408,118
Expro Group Holdings NV†	357,231	4,247,477
		5,655,595
Packaging & Containers — 0.8%
Graphic Packaging Holding Co.	154,961	4,134,359
Pharmaceuticals — 4.1%
Alkermes PLC†	101,773	3,493,867
Centessa Pharmaceuticals PLC ADR†	108,182	1,682,230
Madrigal Pharmaceuticals, Inc.†	15,305	5,223,137
Option Care Health, Inc.†	122,835	4,114,972
Vaxcyte, Inc.†	56,738	4,143,009
Verona Pharma PLC ADR†	29,304	2,040,438
		20,697,653
Real Estate — 1.1%
FirstService Corp.	31,486	5,550,938
Security Description	Shares or Principal Amount	Value

REITS — 0.4%
National Storage Affiliates Trust	55,921	$ 2,159,669
Retail — 4.2%
Boot Barn Holdings, Inc.†	39,914	4,886,671
Brinker International, Inc.†	23,306	3,841,528
Ollie's Bargain Outlet Holdings, Inc.†	27,395	2,835,656
PriceSmart, Inc.	43,868	3,921,361
RH†	5,329	1,716,311
Warby Parker, Inc., Class A†	166,605	4,120,142
		21,321,669
Semiconductors — 4.7%
Impinj, Inc.#†	16,081	1,554,390
MACOM Technology Solutions Holdings, Inc.†	37,546	4,342,570
Onto Innovation, Inc.†	17,219	2,508,120
Power Integrations, Inc.	55,076	3,348,621
Rambus, Inc.†	106,935	5,976,597
Silicon Laboratories, Inc.†	43,444	6,095,193
		23,825,491
Shipbuilding — 0.6%
Huntington Ingalls Industries, Inc.	17,666	3,101,796
Software — 7.5%
ACI Worldwide, Inc.†	119,007	6,825,051
Agilysys, Inc.†	32,739	2,651,532
BlackLine, Inc.†	70,309	3,395,925
Duolingo, Inc.†	12,005	3,746,400
Elastic NV†	25,824	3,004,881
Guidewire Software, Inc.†	32,654	6,573,903
Klaviyo, Inc., Class A†	100,496	3,951,503
nCino, Inc.#†	95,204	2,980,837
Onestream, Inc.†	107,647	2,508,175
Schrodinger, Inc.#†	31,871	711,042
ServiceTitan, Inc. (Lockup Shares)†(2)	2,132	202,412
Talkspace, Inc.†	633,268	1,811,147
		38,362,808
Telecommunications — 1.6%
Credo Technology Group Holding, Ltd.†	72,386	3,994,260
Extreme Networks, Inc.†	196,026	3,028,602
Globalstar, Inc.#†	52,365	1,130,560
NII Holdings, Inc.(1)	3,000	0
		8,153,422
Transportation — 2.1%
Cargojet, Inc.#	26,948	1,825,404
Knight-Swift Transportation Holdings, Inc.	109,465	5,521,415
Schneider National, Inc., Class B#	134,805	3,556,156
		10,902,975
Total Common Stocks (cost $492,271,107)		497,365,995
CONVERTIBLE PREFERRED STOCKS — 0.1%
Agriculture — 0.0%
Farmer's Business Network, Inc. Series D†(1)(2)	22	77
E-Commerce/Services — 0.0%
Flexe, Inc. Series C†(1)(2)	4,643	35,519
Electrical Components & Equipment — 0.0%
Sila Nanotechnologies, Inc. Series F†(1)(2)	2,608	50,996

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CONVERTIBLE PREFERRED STOCKS (continued)
Healthcare-Services — 0.0%
Caris Life Sciences, Inc. Series C†(1)(2)	17,921	$ 82,705
Human Resources — 0.0%
Checkr, Inc. Series C †(1)(2)	8,994	55,223
Checkr, Inc. Series D†(1)(2)	12,252	75,227
		130,450
Industrial Automation/Robotics — 0.0%
Nuro, Inc. Series C†(1)(2)	6,234	67,016
Medical - Biomedical/Gene — 0.1%
National Resilience, Inc. Series B†(1)(2)	5,496	221,599
Medical Information Systems — 0.0%
Kardium, Inc. Series D†(1)(2)	58,843	56,195
Retirement/Aged Care — 0.0%
Honor Tech, Inc. Series D†(1)(2)	43,123	65,763
Transportation — 0.0%
Haul Hub, Inc. Series B†(1)(2)	2,168	9,691
Total Convertible Preferred Stocks (cost $730,138)		720,011
WARRANTS — 0.0%
Banks — 0.0%
Grasshopper Bancorp, Inc. Expires 10/12/2028†(1)(2) (cost $0)	1,009	686
Total Long-Term Investment Securities (cost $493,001,245)		498,086,692
SHORT-TERM INVESTMENTS — 2.0%
Unaffiliated Investment Companies — 2.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.31%(3)	9,844,346	9,844,346
State Street Navigator Securities Lending Government Money Market Portfolio 4.36%(3)(4)	210,805	210,805
Total Short-Term Investments (cost $10,055,151)		10,055,151
TOTAL INVESTMENTS (cost $503,056,396)	99.9%	508,141,843
Other assets less liabilities	0.1	411,055
NET ASSETS	100.0%	$508,552,898
†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2025, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Checkr, Inc.
	06/29/2018	2,100	$8,603
	12/02/2019	3,768	36,085
		5,868	44,688	$36,030	$6.14	0.0%
Farmer's Business Network, Inc.	11/03/2017	8,265	152,606	28,927	3.50	0.0
Grasshopper Bancorp, Inc.
	10/12/2018	1,009	10,090
	05/02/2019	4,199	41,990
		5,208	52,080	23,436	4.50	0.0
ServiceTitan, Inc. (Lockup Shares)	11/09/2018	2,132	56,060	202,412	94.94	0.0
Convertible Preferred Stocks
Caris Life Sciences, Inc. Series C	08/14/2020	17,921	49,462	82,705	4.62	0.0
Checkr, Inc. Series C	04/10/2018	8,994	40,926	55,223	6.14	0.0
Checkr, Inc. Series D	09/06/2019	12,252	123,526	75,227	6.14	0.0
Farmer's Business Network, Inc. Series D	11/03/2017	22	406	77	3.50	0.0
Flexe, Inc. Series C	11/18/2020	4,643	56,492	35,519	7.65	0.0
Haul Hub, Inc. Series B	02/14/2020	2,168	31,609	9,691	4.47	0.0
Honor Tech, Inc. Series D	10/16/2020	43,123	103,844	65,763	1.53	0.0
Kardium, Inc. Series D	01/08/2021	58,843	59,775	56,195	0.96	0.0
National Resilience, Inc. Series B	10/23/2020	5,496	75,075	221,599	40.32	0.1
Nuro, Inc. Series C	10/30/2020	6,234	81,383	67,016	10.75	0.0
Sila Nanotechnologies, Inc. Series F	01/07/2021	2,608	107,640	50,996	19.55	0.0

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Warrants
Grasshopper Bancorp, Inc. Expires 10/12/2028	10/12/2018	1,009	$0	$686	$0.68	0.0%
				$1,011,502		0.1%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.
(3)	The rate shown is the 7-day yield as of February 28, 2025.
(4)	At February 28, 2025, the Fund had loaned securities with a total value of $30,335,804. This was secured by collateral of $210,805, which was received in cash and subsequently invested in short-term investments currently valued at $210,805 as reported in the Portfolio of Investments. Additional collateral of $31,284,367 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2025
Federal Farm Credit Bank	0.55% to 0.78%	06/16/2025 to 09/16/2025	$97,509
Federal Home Loan Bank	0.55% to 1.10%	05/23/2025 to 08/20/2026	497,683
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	48,465
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	265,830
United States Treasury Bills	0.00%	03/11/2025 to 08/14/2025	1,871,101
United States Treasury Notes/Bonds	0.00% to 6.13%	03/31/2025 to 02/15/2055	28,503,779
ADR—American Depositary Receipt
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	CAD	504,504	USD	351,892	03/28/2025	$ 2,796	$ —
Citibank, N.A.	CAD	25,361,874	USD	17,810,155	03/28/2025	260,765	—
	USD	2,244,793	CAD	3,209,089	03/28/2025	—	(24,234)
						260,765	(24,234)
Unrealized Appreciation (Depreciation)						$263,561	$(24,234)
CAD—Canadian Dollar
USD—United States Dollar

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Agriculture	$3,014,401	$—	$28,927	$3,043,328
Banks	7,802,894	—	23,436	7,826,330
Human Resources	—	—	36,030	36,030
Telecommunications	8,153,422	—	0	8,153,422
Other Industries	478,306,885	—	—	478,306,885
Convertible Preferred Stocks	—	—	720,011	720,011
Warrants	—	—	686	686
Short-Term Investments	10,055,151	—	—	10,055,151
Total Investments at Value	$507,332,753	$—	$809,090	$508,141,843
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$263,561	$—	$263,561
LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$24,234	$—	$24,234
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 93.8%
Advertising — 0.1%
Advantage Solutions, Inc.#†	40,449	$ 101,527
Boston Omaha Corp., Class A#†	9,413	134,041
Clear Channel Outdoor Holdings, Inc.†	134,716	168,395
National CineMedia, Inc.†	26,597	177,934
Stagwell, Inc.†	32,852	213,209
TechTarget, Inc.†	10,107	148,270
		943,376
Aerospace/Defense — 1.3%
AAR Corp.†	13,344	867,627
AeroVironment, Inc.†	10,713	1,602,879
AerSale Corp.†	12,821	89,747
Amprius Technologies, Inc.†	6,001	15,303
Archer Aviation, Inc., Class A†	89,173	791,856
Astronics Corp.†	11,082	221,751
Bridger Aerospace Group Holdings, Inc.†	3,740	6,582
Ducommun, Inc.†	5,186	304,003
Eve Holding, Inc.#†	19,514	80,203
Intuitive Machines, Inc.†	11,599	169,113
Joby Aviation, Inc.†	165,070	1,155,490
Kratos Defense & Security Solutions, Inc.†	56,515	1,491,431
Leonardo DRS, Inc.†	28,121	856,285
Mercury Systems, Inc.†	19,865	882,205
Moog, Inc., Class A	10,851	1,849,987
National Presto Industries, Inc.	1,977	201,140
Redwire Corp.†	8,695	121,469
Rocket Lab USA, Inc.#†	132,894	2,722,998
Triumph Group, Inc.†	28,026	711,300
Virgin Galactic Holdings, Inc.#†	10,120	38,456
VirTra, Inc.#†	4,167	25,085
		14,204,910
Agriculture — 0.3%
Alico, Inc.#	2,714	79,710
Andersons, Inc.	12,469	533,424
Dole PLC	28,668	419,413
Fresh Del Monte Produce, Inc.	12,912	393,687
Ispire Technology, Inc.#†	7,337	34,777
Limoneira Co.	6,322	139,337
Tejon Ranch Co.#†	7,995	122,803
Turning Point Brands, Inc.	6,546	460,184
Universal Corp.	9,182	492,247
Vital Farms, Inc.†	12,731	421,523
		3,097,105
Airlines — 0.3%
Allegiant Travel Co.#	5,918	434,973
Frontier Group Holdings, Inc.†	16,110	115,992
JetBlue Airways Corp.#†	119,314	777,927
SkyWest, Inc.†	15,133	1,496,805
Sun Country Airlines Holdings, Inc.†	15,085	243,020
Wheels Up Experience, Inc.#†	34,257	41,451
		3,110,168
Apparel — 0.4%
Hanesbrands, Inc.†	134,960	813,809
Kontoor Brands, Inc.	21,029	1,367,726
Oxford Industries, Inc.#	5,665	351,400
Rocky Brands, Inc.	2,764	56,220
Steven Madden, Ltd.	27,690	907,955
Superior Group of Cos., Inc.	4,968	70,993
Torrid Holdings, Inc.#†	7,723	46,338
Security Description	Shares or Principal Amount	Value

Apparel (continued)
Weyco Group, Inc.#	2,313	$ 80,446
Wolverine World Wide, Inc.	30,323	448,477
		4,143,364
Auto Manufacturers — 0.1%
Blue Bird Corp.†	12,279	431,484
Hyliion Holdings Corp.†	53,284	90,050
REV Group, Inc.	19,615	598,258
Wabash National Corp.	16,416	192,231
Workhorse Group, Inc.†	1	0
		1,312,023
Auto Parts & Equipment — 1.0%
Adient PLC†	33,186	525,334
Aeva Technologies, Inc.#†	8,834	31,626
American Axle & Manufacturing Holdings, Inc.†	43,914	217,813
Aurora Innovation, Inc.#†	366,710	2,665,982
Commercial Vehicle Group, Inc.†	12,803	26,630
Cooper-Standard Holdings, Inc.#†	6,451	97,668
Dana, Inc.	49,878	741,686
Dorman Products, Inc.†	9,877	1,298,430
Douglas Dynamics, Inc.	8,658	234,112
Fox Factory Holding Corp.†	16,152	447,895
Gentherm, Inc.†	11,752	388,756
Goodyear Tire & Rubber Co.†	108,837	1,028,510
Holley, Inc.#†	17,783	48,370
indie Semiconductor, Inc., Class A#†	62,653	188,586
Luminar Technologies, Inc.#†	8,537	44,392
Methode Electronics, Inc.	13,462	146,736
Miller Industries, Inc.	4,239	245,523
Phinia, Inc.	15,973	787,629
SES AI Corp.#†	49,744	33,000
Shyft Group, Inc.	12,904	129,298
Solid Power, Inc.#†	59,117	72,714
Standard Motor Products, Inc.	7,989	227,926
Titan International, Inc.#†	19,191	163,507
Visteon Corp.†	10,423	903,883
XPEL, Inc.#†	9,647	322,499
		11,018,505
Banks — 9.2%
1st Source Corp.	7,010	454,949
ACNB Corp.	3,162	129,547
Alerus Financial Corp.	8,577	174,713
Amalgamated Financial Corp.	6,838	221,893
Amerant Bancorp, Inc.	14,144	324,746
Ameris Bancorp	25,145	1,623,864
Ames National Corp.#	3,356	62,992
Arrow Financial Corp.	6,272	169,532
Associated Banc-Corp.	61,754	1,534,587
Atlantic Union Bankshares Corp.	34,161	1,218,523
BancFirst Corp.	7,612	908,568
Bancorp, Inc.†	17,898	999,066
Bank First Corp.	3,703	387,852
Bank of Hawaii Corp.	14,929	1,078,172
Bank of Marin Bancorp	6,042	147,304
Bank of N.T. Butterfield & Son, Ltd.	16,954	657,815
Bank7 Corp.	1,536	63,314
BankUnited, Inc.	28,487	1,070,541
Bankwell Financial Group, Inc.	2,464	78,084
Banner Corp.	13,111	904,397
Bar Harbor Bankshares	5,708	183,341
BayCom Corp.	3,997	109,917
BCB Bancorp, Inc.#	5,703	57,771

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Blue Foundry Bancorp#†	7,678	$ 76,243
Bridgewater Bancshares, Inc.†	7,593	110,098
Burke & Herbert Financial Services Corp.	5,173	322,588
Business First Bancshares, Inc.	9,209	244,315
Byline Bancorp, Inc.	11,894	339,455
Cadence Bank	69,587	2,307,505
California Bancorp#†	9,291	148,563
Camden National Corp.	5,549	244,045
Capital Bancorp, Inc.	3,514	107,212
Capital City Bank Group, Inc.	5,264	195,294
Carter Bankshares, Inc.†	8,712	151,066
Cathay General Bancorp	26,590	1,248,400
Central Pacific Financial Corp.	10,191	295,947
Chemung Financial Corp.	1,248	64,459
ChoiceOne Financial Services, Inc.#	3,183	101,188
Citizens & Northern Corp.	5,681	121,289
Citizens Financial Services, Inc.	1,725	104,311
City Holding Co.	5,538	658,967
Civista Bancshares, Inc.	5,856	120,692
CNB Financial Corp.	7,872	196,406
Coastal Financial Corp.†	4,337	428,192
Colony Bankcorp, Inc.	6,325	106,703
Community Financial System, Inc.	19,983	1,264,724
Community Trust Bancorp, Inc.	5,867	320,280
Community West Bancshares	6,465	124,710
ConnectOne Bancorp, Inc.	13,844	353,437
CrossFirst Bankshares, Inc.†	17,339	277,251
Customers Bancorp, Inc.†	11,311	610,794
CVB Financial Corp.	50,608	1,020,763
Dime Community Bancshares, Inc.	13,540	419,740
Eagle Bancorp, Inc.	11,280	262,373
Eastern Bankshares, Inc.	73,709	1,318,654
Enterprise Bancorp, Inc.	3,779	163,064
Enterprise Financial Services Corp.	14,141	835,450
Equity Bancshares, Inc., Class A	5,478	235,225
Esquire Financial Holdings, Inc.	2,697	207,993
Farmers & Merchants Bancorp, Inc.	4,865	125,030
Farmers National Banc Corp.	13,906	201,498
FB Financial Corp.	13,571	685,607
Fidelity D&D Bancorp, Inc.	1,816	81,448
Financial Institutions, Inc.	5,798	162,460
First Bancorp	15,294	641,736
First Bancorp, Inc.	4,091	107,430
First BanCorp.	61,830	1,203,830
First Bancshares, Inc.	11,620	414,485
First Bank	8,052	123,035
First Busey Corp.	20,354	488,292
First Business Financial Services, Inc.	3,008	159,845
First Commonwealth Financial Corp.	38,635	635,159
First Community Bankshares, Inc.	6,473	271,478
First Financial Bancorp	36,069	988,651
First Financial Bankshares, Inc.	49,706	1,871,928
First Financial Corp.	4,371	226,024
First Foundation, Inc.#	24,298	123,677
First Internet Bancorp	3,101	92,007
First Interstate BancSystem, Inc., Class A	30,311	930,548
First Merchants Corp.	22,276	975,689
First Mid Bancshares, Inc.	8,733	332,727
First of Long Island Corp.	8,171	107,612
Five Star Bancorp	6,371	194,061
Fulton Financial Corp.	69,360	1,374,715
FVCBankcorp, Inc.†	6,366	75,182
Security Description	Shares or Principal Amount	Value

Banks (continued)
German American Bancorp, Inc.	10,886	$ 434,569
Glacier Bancorp, Inc.	43,518	2,125,419
Great Southern Bancorp, Inc.	3,293	194,320
Guaranty Bancshares, Inc.	3,012	121,835
Hancock Whitney Corp.	33,147	1,893,688
Hanmi Financial Corp.	11,487	275,803
HarborOne Bancorp, Inc.	14,640	169,678
HBT Financial, Inc.	4,895	122,375
Heritage Commerce Corp.	22,765	241,537
Heritage Financial Corp.	12,902	326,034
Hilltop Holdings, Inc.	17,793	569,198
Home BancShares, Inc.	71,174	2,131,661
HomeStreet, Inc.†	6,992	70,200
Hope Bancorp, Inc.	44,284	483,581
Horizon Bancorp, Inc.	16,555	282,097
Independent Bank Corp.	16,216	1,111,769
Independent Bank Corp.	7,616	258,792
International Bancshares Corp.	20,652	1,383,684
Investar Holding Corp.	3,532	66,154
John Marshall Bancorp, Inc.	4,783	89,203
Kearny Financial Corp.	20,920	146,231
Lakeland Financial Corp.	9,504	631,161
LCNB Corp.	4,895	75,824
LINKBANCORP, Inc.#	8,453	64,412
Live Oak Bancshares, Inc.	13,244	421,292
Mercantile Bank Corp.	6,025	290,465
Merchants Bancorp	6,909	281,334
Metrocity Bankshares, Inc.	7,049	213,444
Metropolitan Bank Holding Corp.†	4,037	243,956
Mid Penn Bancorp, Inc.	5,714	162,278
Middlefield Banc Corp.	2,776	74,397
Midland States Bancorp, Inc.	7,856	152,249
MidWestOne Financial Group, Inc.	7,102	216,256
MVB Financial Corp.	4,383	81,042
National Bank Holdings Corp., Class A	14,096	590,200
National Bankshares, Inc.	2,197	61,780
NB Bancorp, Inc.†	14,871	287,308
NBT Bancorp, Inc.#	17,582	839,540
Nicolet Bankshares, Inc.	5,147	616,971
Northeast Bank	2,681	269,226
Northeast Community Bancorp, Inc.	4,704	109,415
Northrim BanCorp, Inc.	2,033	167,316
Norwood Financial Corp.	2,774	71,680
Oak Valley Bancorp	2,603	70,463
OFG Bancorp	17,569	746,507
Old National Bancorp	120,190	2,854,512
Old Second Bancorp, Inc.	16,643	305,233
Orange County Bancorp, Inc.	3,904	99,747
Origin Bancorp, Inc.	11,213	434,167
Orrstown Financial Services, Inc.	7,090	237,515
Park National Corp.	5,503	915,919
Parke Bancorp, Inc.	4,012	80,120
Pathward Financial, Inc.	9,603	744,329
PCB Bancorp	4,167	81,882
Peapack-Gladstone Financial Corp.	6,383	206,554
Peoples Bancorp of North Carolina, Inc.	1,685	44,518
Peoples Bancorp, Inc.	13,209	422,688
Peoples Financial Services Corp.	3,516	171,686
Pioneer Bancorp, Inc.†	4,448	52,931
Plumas Bancorp	2,096	96,332
Ponce Financial Group, Inc.#†	7,386	96,904
Preferred Bank	4,741	420,764
Premier Financial Corp.	13,501	378,568

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Primis Financial Corp.	7,728	$ 81,221
Princeton Bancorp, Inc.	2,097	68,740
Provident Bancorp, Inc.†	5,987	72,024
QCR Holdings, Inc.	6,257	471,340
RBB Bancorp	6,223	110,209
Red River Bancshares, Inc.	1,754	99,013
Renasant Corp.	23,863	863,841
Republic Bancorp, Inc., Class A	3,164	214,614
S&T Bancorp, Inc.	14,557	585,483
Sandy Spring Bancorp, Inc.	16,783	536,553
Seacoast Banking Corp. of Florida	32,267	912,511
ServisFirst Bancshares, Inc.	19,380	1,771,332
Shore Bancshares, Inc.	11,710	177,231
Sierra Bancorp	4,971	152,709
Simmons First National Corp., Class A	47,410	1,041,598
SmartFinancial, Inc.	6,073	210,855
South Plains Financial, Inc.	4,498	158,510
Southern First Bancshares, Inc.†	2,948	100,704
Southern States Bancshares, Inc.	3,183	103,384
Southside Bancshares, Inc.	10,970	337,327
SouthState Corp.	37,358	3,765,686
Stellar Bancorp, Inc.	18,765	545,874
Sterling Bancorp, Inc.#†	8,126	38,192
Stock Yards Bancorp, Inc.	9,782	712,717
Texas Capital Bancshares, Inc.†	17,712	1,402,082
Third Coast Bancshares, Inc.†	4,334	155,244
Tompkins Financial Corp.	4,862	334,943
Towne Bank	26,849	990,191
TriCo Bancshares	12,221	534,302
Triumph Financial, Inc.†	8,442	581,232
TrustCo Bank Corp.	7,093	234,140
Trustmark Corp.	23,244	850,498
UMB Financial Corp.	26,042	2,873,214
United Bankshares, Inc.	50,505	1,825,251
United Community Banks, Inc.	45,689	1,472,556
Unity Bancorp, Inc.	2,707	128,555
Univest Financial Corp.	11,051	337,719
USCB Financial Holdings, Inc.	3,999	77,901
Valley National Bancorp	178,705	1,758,457
Veritex Holdings, Inc.	20,060	528,380
Virginia National Bankshares Corp.	1,785	64,938
Walker & Dunlop, Inc.	12,276	1,051,685
Washington Trust Bancorp, Inc.	6,469	207,784
WesBanco, Inc.	21,991	771,224
West BanCorp, Inc.	6,161	139,362
Westamerica BanCorp	9,810	511,297
		97,106,374
Beverages — 0.3%
BRC, Inc., Class A#†	20,189	52,088
MGP Ingredients, Inc.	5,410	177,123
National Beverage Corp.	8,975	357,474
Primo Brands Corp.	60,307	2,031,743
Vita Coco Co., Inc.†	14,993	486,373
Westrock Coffee Co.#†	12,946	82,596
		3,187,397
Biotechnology — 7.2%
2seventy Bio, Inc.#†	18,668	49,284
4D Molecular Therapeutics, Inc.#†	19,236	87,139
89bio, Inc.†	31,977	295,148
Absci Corp.#†	30,504	117,440
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
ACADIA Pharmaceuticals, Inc.†	45,709	$ 895,896
Achieve Life Sciences, Inc.#†	13,155	40,386
Acrivon Therapeutics, Inc.†	4,512	23,959
Actinium Pharmaceuticals, Inc.#†	12,012	13,814
Acumen Pharmaceuticals, Inc.#†	16,022	20,508
ADC Therapeutics SA†	31,061	54,667
ADMA Biologics, Inc.†	86,019	1,409,851
Adverum Biotechnologies, Inc.#†	7,946	37,426
Aerovate Therapeutics, Inc.#†	5,152	12,519
Agenus, Inc.#†	8,249	23,510
Akero Therapeutics, Inc.†	25,895	1,271,962
Aldeyra Therapeutics, Inc.#†	19,028	97,233
Allogene Therapeutics, Inc.#†	49,030	95,608
Altimmune, Inc.#†	27,129	180,408
Alto Neuroscience, Inc.#†	8,159	22,845
Alumis Inc#†	5,351	24,882
ALX Oncology Holdings, Inc.#†	13,160	14,476
Amicus Therapeutics, Inc.†	112,074	1,063,582
AnaptysBio, Inc.†	8,257	138,883
Anavex Life Sciences Corp.#†	28,661	226,709
ANI Pharmaceuticals, Inc.†	7,063	437,129
Annexon, Inc.†	37,297	98,464
Apogee Therapeutics, Inc.†	14,473	455,031
Applied Therapeutics, Inc.#†	36,722	18,669
Arbutus Biopharma Corp.#†	55,801	192,513
Arcellx, Inc.†	16,464	1,067,196
Arcturus Therapeutics Holdings, Inc.#†	8,750	146,912
Arcus Biosciences, Inc.†	20,768	226,164
Arcutis Biotherapeutics, Inc.†	41,058	562,084
Ardelyx, Inc.†	89,854	481,617
ArriVent Biopharma, Inc.#†	10,761	254,067
Arrowhead Pharmaceuticals, Inc.†	45,599	862,277
ARS Pharmaceuticals, Inc.†	18,797	196,993
Artiva Biotherapeutics, Inc.†	5,600	23,240
Astria Therapeutics, Inc.†	17,676	113,833
Atea Pharmaceuticals, Inc.†	29,473	89,303
Atossa Therapeutics, Inc.†	48,312	36,993
Aura Biosciences, Inc.#†	17,715	132,685
Aurinia Pharmaceuticals, Inc.†	51,277	407,652
Avidity Biosciences, Inc.†	42,393	1,298,922
Axsome Therapeutics, Inc.†	14,063	1,793,595
Beam Therapeutics, Inc.#†	29,204	769,233
Bicara Therapeutics, Inc.†	7,373	98,061
BioAge Labs, Inc.†	4,634	21,455
BioCryst Pharmaceuticals, Inc.†	78,925	679,544
Biohaven, Ltd.†	32,806	1,219,727
Biomea Fusion, Inc.#†	10,556	30,507
Black Diamond Therapeutics, Inc.#†	15,192	30,536
Bluebird Bio, Inc.#†	3,728	15,210
Blueprint Medicines Corp.†	24,287	2,345,396
Boundless Bio, Inc.#†	6,437	12,423
Bridgebio Pharma, Inc.†	53,692	1,873,851
C4 Therapeutics, Inc.#†	22,975	62,262
Cabaletta Bio, Inc.#†	17,137	30,932
CAMP4 Therapeutics Corp.†	2,630	12,913
Candel Therapeutics, Inc.#†	8,274	74,259
Capricor Therapeutics, Inc.#†	13,992	215,197
Cardiff Oncology, Inc.#†	15,579	66,055
Cargo Therapeutics, Inc.†	13,114	49,309
Caribou Biosciences, Inc.#†	31,423	36,765
Cartesian Therapeutics, Inc.#†	3,935	74,135
Cartesian Therapeutics, Inc. CVR#†(1)	44,751	8,055
Cassava Sciences, Inc.#†	15,512	37,229

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Celcuity, Inc.†	12,489	$ 117,771
Celldex Therapeutics, Inc.†	24,673	507,524
Century Therapeutics, Inc.†	17,874	12,204
CervoMed, Inc.†	2,063	4,621
CG oncology, Inc.†	18,116	468,480
Chinook Therapeutics, Inc. CVR†(1)	22,455	8,758
ChromaDex Corp.†	18,913	106,669
Cibus, Inc.†	6,951	14,250
Climb Bio, Inc.†	11,239	16,297
Cogent Biosciences, Inc.†	35,049	263,919
Compass Therapeutics, Inc.†	38,954	112,967
Conduit Pharmaceuticals, Inc.#†	216	259
Contineum Therapeutics, Inc., Class A†	4,007	28,209
Crinetics Pharmaceuticals, Inc.†	33,496	1,198,487
Cullinan Therapeutics, Inc.†	19,759	167,754
Cytek Biosciences, Inc.#†	46,360	208,156
Cytokinetics, Inc.†	43,656	2,008,176
Day One Biopharmaceuticals, Inc.#†	19,825	179,614
Denali Therapeutics, Inc.†	47,479	786,252
Design Therapeutics, Inc.†	11,993	58,286
Dianthus Therapeutics, Inc.†	9,129	197,186
Disc Medicine, Inc.†	7,536	423,372
Dynavax Technologies Corp.†	50,319	693,899
Dyne Therapeutics, Inc.†	31,496	428,661
Edgewise Therapeutics, Inc.†	27,727	725,616
Editas Medicine, Inc.#†	31,655	60,778
Elevation Oncology, Inc.†	21,556	11,293
Entrada Therapeutics, Inc.†	9,431	112,606
Erasca, Inc.†	70,201	96,175
Esperion Therapeutics, Inc.#†	72,174	122,696
Evolus, Inc.†	21,110	307,995
EyePoint Pharmaceuticals, Inc.†	24,968	156,549
Fate Therapeutics, Inc.#†	38,238	42,827
Fibrobiologics, Inc.†	10,445	13,161
Forafric Global PLC†	2,101	19,014
Generation Bio Co.†	18,898	10,961
Geron Corp.†	225,902	397,588
Greenwich Lifesciences, Inc.#†	2,327	28,436
Guardant Health, Inc.†	45,076	1,917,984
Halozyme Therapeutics, Inc.†	47,650	2,818,497
Harvard Bioscience, Inc.†	15,567	13,131
HilleVax, Inc.†	12,039	21,550
Humacyte, Inc.#†	33,575	114,155
Icosavax, Inc. CVR†(1)	10,570	3,277
Ideaya Biosciences, Inc.†	32,261	663,609
IGM Biosciences, Inc.†	5,858	7,967
ImmunityBio, Inc.†	55,290	181,904
Immunome, Inc.†	19,634	184,560
Immunovant, Inc.#†	22,171	456,723
Inhibrx Biosciences, Inc.#†	4,429	58,684
Inhibrx. Inc. CVR†(1)	13,726	8,922
Inmune Bio, Inc.#†	5,167	41,491
Innoviva, Inc.†	21,137	378,775
Inovio Pharmaceuticals, Inc.†	9,922	19,646
Inozyme Pharma, Inc.#†	20,025	24,030
Insmed, Inc.†	65,855	5,370,475
Intellia Therapeutics, Inc.#†	38,760	391,088
Invivyd, Inc.#†	30,292	35,139
Iovance Biotherapeutics, Inc.#†	104,892	444,218
iTeos Therapeutics, Inc.†	10,164	73,791
Janux Therapeutics, Inc.†	10,710	352,252
Jasper Therapeutics, Inc.#†	4,324	25,641
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Keros Therapeutics, Inc.†	11,708	$ 129,725
Kiniksa Pharmaceuticals International PLC†	11,826	239,831
Kiniksa Pharmaceuticals, Ltd., Class A†	2,870	58,204
Kodiak Sciences, Inc.†	12,462	51,219
Korro Bio, Inc.#†	2,330	58,413
Krystal Biotech, Inc.†	9,475	1,698,394
Kura Oncology, Inc.†	27,696	213,536
Kymera Therapeutics, Inc.†	17,934	562,231
Kyverna Therapeutics, Inc.#†	9,842	27,951
Larimar Therapeutics, Inc.†	16,068	48,686
LENZ Therapeutics, Inc.#	4,798	104,740
Lexeo Therapeutics, Inc.†	9,000	25,740
Lexicon Pharmaceuticals, Inc.#†	43,854	30,676
Ligand Pharmaceuticals, Inc.†	6,614	808,429
Lineage Cell Therapeutics, Inc.#†	56,429	31,685
Liquidia Corp.#†	24,213	375,059
Lyra Therapeutics, Inc.#†	18,485	3,956
MacroGenics, Inc.†	23,477	57,753
Maravai LifeSciences Holdings, Inc., Class A#†	42,187	135,842
MBX Biosciences, Inc.#†	4,297	41,251
MeiraGTx Holdings PLC#†	17,783	126,793
Mersana Therapeutics, Inc.†	43,329	22,678
Metagenomi, Inc.#†	10,450	21,423
Mind Medicine MindMed, Inc.#†	30,780	206,842
Mineralys Therapeutics, Inc.†	10,907	99,690
Monte Rosa Therapeutics, Inc.#†	15,775	86,763
Myriad Genetics, Inc.†	34,156	366,494
Nektar Therapeutics†	68,188	57,278
NeoGenomics, Inc.†	48,703	486,543
Neumora Therapeutics, Inc.#†	32,128	50,120
Nkarta, Inc.#†	20,210	35,368
Novavax, Inc.#†	58,878	490,454
Nurix Therapeutics, Inc.†	26,818	414,338
Nuvalent, Inc., Class A†	13,423	1,006,457
Nuvation Bio, Inc.#†	69,251	136,424
Olema Pharmaceuticals, Inc.†	15,613	68,229
Omeros Corp.#†	21,364	179,671
OmniAb, Inc. (Earnout Shares 12.50)†(1)	2,061	0
OmniAb, Inc. (Earnout Shares 15.00)†(1)	2,061	0
Oncternal Therapeutics, Inc. CVR#†(1)	368	754
Organogenesis Holdings, Inc.†	27,572	171,222
Ovid Therapeutics, Inc.†	22,494	11,922
PepGen, Inc.†	5,933	18,689
Perspective Therapeutics, Inc.†	20,648	57,401
Phathom Pharmaceuticals, Inc.†	14,987	82,728
Pliant Therapeutics Inc†	21,764	74,868
Praxis Precision Medicines, Inc.†	6,587	254,258
Precigen, Inc.#†	51,469	89,041
Prelude Therapeutics, Inc.#†	5,035	3,822
Prime Medicine, Inc.#†	21,663	54,591
ProKidney Corp.†	41,882	51,515
Prothena Corp. PLC#†	16,241	256,770
PTC Therapeutics, Inc.†	29,090	1,607,513
Puma Biotechnology, Inc.†	16,075	57,549
Pyxis Oncology, Inc.#†	18,653	22,197
Q32 Bio, Inc.†	2,328	5,285
Radius Health, Inc. CVR†(1)	16,856	1,348
Rain Oncology, Inc. CVR#†(1)	6,782	339
Rapport Therapeutics, Inc.†	3,548	35,586
RAPT Therapeutics, Inc.†	11,459	13,063
Recursion Pharmaceuticals, Inc., Class A#†	95,039	713,743
REGENXBIO, Inc.†	17,585	115,533
Relay Therapeutics, Inc.†	46,480	158,497

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Renovaro, Inc.#†	44,172	$ 43,403
Replimune Group, Inc.†	23,253	294,848
Revolution Medicines, Inc.†	63,930	2,604,508
Rigel Pharmaceuticals, Inc.†	6,648	153,303
Rocket Pharmaceuticals, Inc.†	25,132	237,497
Sage Therapeutics, Inc.#†	20,864	152,307
Sana Biotechnology, Inc.#†	50,496	131,795
Savara, Inc.†	44,073	109,742
Scholar Rock Holding Corp.†	29,608	1,149,383
Scilex Holding Co.†	23,302	5,499
Septerna, Inc.†	7,096	45,911
Shattuck Labs, Inc.†	14,940	19,721
Soleno Therapeutics, Inc.†	9,772	477,069
Solid Biosciences, Inc.†	8,719	48,739
SpringWorks Therapeutics, Inc.†	26,258	1,516,662
Stoke Therapeutics, Inc.†	13,722	107,718
Summit Therapeutics, Inc.#†	35,127	726,778
Sutro Biopharma, Inc.†	31,267	49,715
Syndax Pharmaceuticals, Inc.†	31,385	490,861
Tango Therapeutics, Inc.#†	18,223	37,722
Tarsus Pharmaceuticals, Inc.†	14,051	624,988
Taysha Gene Therapies, Inc.#†	66,955	107,128
Tenaya Therapeutics, Inc.#†	21,068	21,279
Terns Pharmaceuticals, Inc.†	26,852	99,084
Tevogen Bio Holdings, Inc.†	8,663	11,089
TG Therapeutics, Inc.#†	53,327	1,604,609
Theravance Biopharma, Inc.†	14,027	131,152
Third Harmonic Bio, Inc.†	7,573	26,127
Tourmaline Bio, Inc.†	8,817	115,415
Travere Therapeutics, Inc.†	28,860	617,604
TScan Therapeutics, Inc.#†	14,666	30,799
Tyra Biosciences, Inc.#†	7,761	90,881
Upstream Bio, Inc.†	6,653	52,758
UroGen Pharma, Ltd.#†	14,779	139,809
Ventyx Biosciences, Inc.#†	23,213	36,677
Vera Therapeutics, Inc.†	16,938	506,954
Veracyte, Inc.†	29,351	1,020,241
Verastem, Inc.#†	14,817	82,901
Vericel Corp.†	18,757	962,047
Veru, Inc.#†	50,454	26,221
Verve Therapeutics, Inc.†	27,135	171,765
Vir Biotechnology, Inc.†	34,203	286,963
Viridian Therapeutics, Inc.†	27,916	433,535
Wave Life Sciences, Ltd.†	35,205	372,117
Werewolf Therapeutics, Inc.†	11,644	14,439
X4 Pharmaceuticals, Inc.#†	64,184	25,359
XBiotech, Inc.#†	7,614	26,801
Xencor, Inc.†	25,721	395,075
XOMA Royalty Corp.#†	3,067	69,621
Zenas Biopharma, Inc.†	5,870	41,149
Zentalis Pharmaceuticals, Inc.#†	21,827	45,182
Zevra Therapeutics, Inc. †	20,201	161,810
Zura Bio, Ltd.†	18,844	25,628
Zymeworks, Inc.†	20,832	279,149
		76,078,160
Building Materials — 1.4%
American Woodmark Corp.†	5,954	369,624
Apogee Enterprises, Inc.	8,353	400,443
Aspen Aerogels, Inc.†	23,579	179,436
Boise Cascade Co.	14,881	1,542,565
Caesarstone, Ltd.#†	7,905	29,960
Security Description	Shares or Principal Amount	Value

Building Materials (continued)
Gibraltar Industries, Inc.†	11,683	$ 767,690
Griffon Corp.	14,363	1,039,019
JELD-WEN Holding, Inc.†	32,266	177,463
Knife River Corp.†	21,702	2,076,447
LSI Industries, Inc.	10,942	202,318
Masterbrand, Inc.†	48,393	677,018
Modine Manufacturing Co.†	19,731	1,668,453
SmartRent, Inc.†	72,993	90,511
Smith-Midland Corp.#†	1,745	59,557
SPX Technologies, Inc.†	17,197	2,504,743
Tecnoglass, Inc.#	8,580	632,003
UFP Industries, Inc.	23,116	2,473,412
		14,890,662
Chemicals — 1.7%
AdvanSix, Inc.	9,759	272,471
American Vanguard Corp.	9,634	49,519
Arcadium Lithium PLC†	413,929	2,417,345
Avient Corp.	34,501	1,475,608
Balchem Corp.	12,348	2,148,923
Cabot Corp.	20,479	1,761,194
Codexis, Inc.†	30,771	93,544
Ecovyst, Inc.#†	44,449	301,809
H.B. Fuller Co.	20,917	1,186,831
Hawkins, Inc.	7,387	775,561
Ingevity Corp.†	13,911	662,998
Innospec, Inc.	9,522	984,670
Intrepid Potash, Inc.#†	4,175	108,926
Koppers Holdings, Inc.	7,572	220,421
Kronos Worldwide, Inc.	8,315	72,756
Lightwave Logic, Inc.#†	45,863	55,494
Mativ Holdings, Inc.	20,619	139,384
Minerals Technologies, Inc.	12,112	832,579
Northern Technologies International Corp.	3,006	34,118
Oil-Dri Corp. of America	3,740	164,971
Orion SA	21,991	307,434
Perimeter Solutions, Inc.†	51,117	540,818
Quaker Chemical Corp.#	5,282	734,304
Rayonier Advanced Materials, Inc.†	24,453	188,288
Rogers Corp.†	7,175	573,570
Sensient Technologies Corp.	16,095	1,116,993
Stepan Co.	8,159	503,900
Tronox Holdings PLC	45,374	352,102
Valhi, Inc.	922	15,803
		18,092,334
Coal — 0.4%
Alpha Metallurgical Resources, Inc.†	4,197	577,172
Core Natural Resources, Inc.#	20,080	1,490,940
Hallador Energy Co.#†	9,667	93,383
NACCO Industries, Inc., Class A	1,555	50,195
Peabody Energy Corp.#	48,319	666,319
Ramaco Resources, Inc., Class A	10,011	89,498
Ramaco Resources, Inc., Class B	2,222	19,661
SunCoke Energy, Inc.	32,002	290,258
Warrior Met Coal, Inc.	19,804	953,365
		4,230,791
Commercial Services — 4.3%
ABM Industries, Inc.	24,151	1,312,124
Acacia Research Corp.#†	14,420	60,564
Adtalem Global Education, Inc.†	14,320	1,465,079
AirSculpt Technologies, Inc.#†	5,064	22,965
Alarm.com Holdings, Inc.†	18,085	1,050,558

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Alight, Inc., Class A	160,298	$ 1,094,835
Alta Equipment Group, Inc.#	10,244	56,137
American Public Education, Inc.†	5,998	126,918
AMN Healthcare Services, Inc.†	14,476	366,532
Arlo Technologies, Inc.†	37,343	536,992
Barrett Business Services, Inc.	9,788	393,967
BrightView Holdings, Inc.†	22,214	298,112
Brink's Co.	16,939	1,592,944
Cadiz, Inc.#†	16,089	68,539
Carriage Services, Inc.	5,217	209,254
Cass Information Systems, Inc.#	5,172	226,068
CBIZ, Inc.†	18,305	1,430,902
Chegg, Inc.#†	38,462	41,924
Cimpress PLC†	6,524	313,674
CompoSecure, Inc., Class A#	9,399	125,383
CoreCivic, Inc.†	41,620	780,791
Coursera, Inc.†	52,550	416,196
CPI Card Group, Inc.†	1,859	62,202
CRA International, Inc.	2,519	486,545
Cross Country Healthcare, Inc.†	12,394	212,681
Custom Truck One Source, Inc.#†	18,887	83,669
Deluxe Corp.	16,904	278,240
Distribution Solutions Group, Inc.†	4,011	118,244
DLH Holdings Corp.†	3,239	16,389
Driven Brands Holdings, Inc.#†	22,887	401,209
Emerald Holding, Inc.#	5,804	23,854
Ennis, Inc.	9,713	205,916
European Wax Center, Inc., Class A†	12,704	82,576
EVERTEC, Inc.	24,633	919,796
First Advantage Corp.†	22,882	342,315
FiscalNote Holdings, Inc.#†	23,963	29,474
Flywire Corp.†	46,127	525,848
Forrester Research, Inc.†	4,476	49,594
Franklin Covey Co.†	4,292	137,258
GEO Group, Inc.†	48,619	1,330,216
Graham Holdings Co., Class B	1,219	1,199,216
Green Dot Corp., Class A†	20,520	156,978
Hackett Group, Inc.	9,659	293,440
Healthcare Services Group, Inc.†	28,111	295,166
Heidrick & Struggles International, Inc.	7,691	315,254
Herc Holdings, Inc.	10,751	1,542,553
Hertz Global Holdings, Inc.#†	46,875	195,469
HireQuest, Inc.#	2,106	31,927
Huron Consulting Group, Inc.†	6,710	1,023,007
ICF International, Inc.	7,125	564,728
Information Services Group, Inc.	13,611	42,602
Insperity, Inc.	13,715	1,206,509
John Wiley & Sons, Inc., Class A	15,243	607,891
Kelly Services, Inc., Class A	11,833	159,391
Kforce, Inc.	6,969	349,286
KinderCare Learning Cos., Inc.†	10,644	207,132
Korn Ferry	19,833	1,302,036
Laureate Education, Inc.†	49,758	992,175
Legalzoom.com, Inc.†	48,952	497,352
Lifecore Biomedical, Inc.#†	8,627	50,382
Lincoln Educational Services Corp.†	9,973	183,005
LiveRamp Holdings, Inc.†	25,216	753,454
MarketWise, Inc.	14,979	9,124
Marqeta, Inc., Class A†	181,151	757,211
Matthews International Corp., Class A	11,350	282,842
Medifast, Inc.†	4,113	59,063
Mister Car Wash, Inc.†	36,216	307,474
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
MoneyLion, Inc.†	3,300	$ 287,496
Monro, Inc.#	11,410	203,212
National Research Corp.	5,757	83,995
Payoneer Global, Inc.†	110,828	947,579
Paysafe, Ltd.#†	12,305	243,639
Perdoceo Education Corp.	25,026	640,666
Performant Healthcare, Inc.†	27,015	77,533
Priority Technology Holdings, Inc.†	7,024	75,368
PROG Holdings, Inc.	15,581	442,033
Progyny, Inc.†	30,297	682,591
Quad/Graphics, Inc.	11,818	74,217
Remitly Global, Inc.†	57,021	1,368,504
Repay Holdings Corp.†	33,126	238,838
Resources Connection, Inc.	12,788	93,097
Sezzle, Inc.#†	889	265,909
SoundThinking, Inc.†	3,798	62,401
Spire Global, Inc.#†	8,519	97,202
StoneCo., Ltd., Class A#†	109,340	1,011,395
Strategic Education, Inc.	8,481	682,975
Stride, Inc.†	16,264	2,224,915
Target Hospitality Corp.#†	12,585	70,602
Transcat, Inc.#†	3,449	274,264
TriNet Group, Inc.	12,208	899,852
TrueBlue, Inc.†	11,129	69,890
Udemy, Inc.†	34,771	335,192
Universal Technical Institute, Inc.†	15,085	426,000
Upbound Group, Inc.	20,494	529,155
Verra Mobility Corp.†	62,948	1,440,880
Willdan Group, Inc.†	4,870	159,249
ZipRecruiter, Inc., Class A†	27,419	153,546
		44,843,346
Computers — 2.0%
3D Systems Corp.†	48,664	164,971
ASGN, Inc.†	16,495	1,111,433
Cantaloupe, Inc.†	22,309	219,074
Conduent, Inc.†	60,397	213,805
Corsair Gaming, Inc.†	17,071	200,414
Cricut, Inc., Class A	17,946	96,908
Diebold Nixdorf, Inc.†	9,654	426,996
D-Wave Quantum, Inc.#†	37,779	207,029
Everspin Technologies, Inc.†	7,558	42,627
ExlService Holdings, Inc.†	60,041	2,908,986
Grid Dynamics Holdings, Inc.†	21,818	410,615
Insight Enterprises, Inc.†	10,400	1,600,352
Integral Ad Science Holding Corp.†	27,879	293,287
Maximus, Inc.	22,975	1,497,970
Mitek Systems, Inc.†	17,454	163,544
NCR Atleos Corp.†	27,560	783,806
NCR Voyix Corp.#†	55,574	626,875
NetScout Systems, Inc.†	26,427	594,343
NextNav, Inc.†	29,565	310,137
OneSpan, Inc.	14,464	232,003
PAR Technology Corp.#†	12,845	882,580
PlayAGS, Inc.†	15,018	182,018
Qualys, Inc.†	14,182	1,864,366
Rapid7, Inc.†	23,645	687,833
Rekor Systems, Inc.#†	28,146	34,620
Rigetti Computing, Inc.†	60,208	509,360
Rimini Street, Inc.†	20,265	71,941
System1, Inc.†	9,045	4,794
Telos Corp.†	21,038	62,904
Tenable Holdings, Inc.†	45,041	1,717,864

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers (continued)
TTEC Holdings, Inc.#	7,477	$ 25,272
Unisys Corp.†	25,150	108,396
V2X, Inc.†	5,412	253,931
Varonis Systems, Inc.†	42,113	1,809,596
Velo3D, Inc.†	1	0
WNS Holdings, Ltd.†	16,407	933,066
		21,253,716
Cosmetics/Personal Care — 0.3%
Beauty Health Co.#†	28,426	41,786
Edgewell Personal Care Co.	18,557	583,989
Honest Co., Inc.†	31,552	170,381
Interparfums, Inc.	6,962	967,161
Olaplex Holdings, Inc.#†	52,962	76,795
Prestige Consumer Healthcare, Inc.†	18,921	1,603,555
Waldencast PLC, Class A#†	9,483	30,914
		3,474,581
Distribution/Wholesale — 0.7%
A-Mark Precious Metals, Inc.	6,781	184,308
EVI Industries, Inc.	1,972	34,155
G-III Apparel Group, Ltd.†	14,922	403,939
Global Industrial Co.	5,201	121,963
H&E Equipment Services, Inc.	12,323	1,181,776
Hudson Technologies, Inc.†	16,981	97,811
MRC Global, Inc.†	32,192	391,777
OPENLANE, Inc.†	41,016	914,657
Resideo Technologies, Inc.†	55,789	1,071,707
Rush Enterprises, Inc., Class A	23,239	1,355,298
Rush Enterprises, Inc., Class B	3,379	192,400
ScanSource, Inc.†	9,116	333,737
ThredUp, Inc., Class A†	30,043	70,901
Titan Machinery, Inc.#†	8,002	137,554
VSE Corp.#	6,725	796,912
		7,288,895
Diversified Financial Services — 3.7%
Acadian Asset Management, Inc.	10,336	254,886
AlTi Global, Inc.#†	13,174	45,582
Artisan Partners Asset Management, Inc., Class A	24,063	1,015,940
Atlanticus Holdings Corp.†	2,106	115,683
B. Riley Financial, Inc.#	7,796	49,777
BGC Group, Inc., Class A	139,158	1,377,664
Bread Financial Holdings, Inc.	18,993	1,025,622
Brookfield Business Corp., Class A	9,915	273,456
Burford Capital, Ltd.	76,536	1,193,962
Cohen & Steers, Inc.	10,505	918,137
Columbia Financial, Inc.†	10,438	165,651
Consumer Portfolio Services, Inc.†	3,178	31,780
Dave, Inc.†	3,064	308,422
Diamond Hill Investment Group, Inc.	1,010	147,601
Enact Holdings, Inc.	11,011	378,558
Encore Capital Group, Inc.†	8,950	337,549
Enova International, Inc.†	9,736	1,006,118
Federal Agricultural Mtg. Corp., Class C	3,493	730,282
First Western Financial, Inc.†	3,097	61,599
Forge Global Holdings, Inc.†	44,493	44,493
FTAI Aviation, Ltd.	38,800	4,993,948
GCM Grosvenor, Inc., Class A#	16,272	229,761
Hamilton Lane, Inc., Class A	14,672	2,293,527
International Money Express, Inc.†	12,111	185,541
LendingClub Corp.†	42,216	539,943
LendingTree, Inc.†	3,810	153,886
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Medallion Financial Corp.	7,064	$ 58,914
Moelis & Co., Class A	26,995	1,906,927
Mr. Cooper Group, Inc.†	24,102	2,708,342
Navient Corp.	29,610	423,719
Nelnet, Inc., Class A	5,431	664,700
NerdWallet, Inc., Class A†	13,401	136,690
Onity Group, Inc.†	2,460	79,507
OppFi, Inc.	7,254	71,524
Pagseguro Digital, Ltd., Class A†	72,031	530,148
Paysign, Inc.†	12,577	33,329
PennyMac Financial Services, Inc.	10,213	1,058,577
Perella Weinberg Partners	19,758	456,607
Piper Sandler Cos.	6,632	1,920,760
PJT Partners, Inc., Class A	8,902	1,417,733
PRA Group, Inc.†	14,803	309,827
Radian Group, Inc.	57,886	1,905,028
Regional Management Corp.	3,184	106,823
Resolute Holdings Management, Inc.†	783	36,672
Silvercrest Asset Management Group, Inc., Class A	3,634	65,884
StepStone Group, Inc., Class A	25,070	1,508,211
StoneX Group, Inc.†	10,569	1,275,361
SWK Holdings Corp.#†	1,257	21,369
Upstart Holdings, Inc.†	29,994	1,999,700
Velocity Financial, Inc.†	3,439	64,791
Victory Capital Holdings, Inc., Class A	15,712	1,006,196
Virtus Investment Partners, Inc.	2,582	484,822
WisdomTree, Inc.	53,296	486,060
World Acceptance Corp.†	1,315	177,315
		38,794,904
Electric — 1.4%
ALLETE, Inc.	22,185	1,457,333
Altus Power, Inc.#†	28,987	142,906
Ameresco, Inc., Class A†	12,306	145,211
Avista Corp.	29,905	1,195,303
Black Hills Corp.	26,764	1,637,421
Genie Energy, Ltd., Class B	4,837	69,169
Hawaiian Electric Industries, Inc.†	63,284	692,960
MGE Energy, Inc.	13,925	1,278,036
Northwestern Energy Group, Inc.	23,549	1,317,095
Ormat Technologies, Inc.	22,045	1,539,623
Otter Tail Corp.	15,800	1,259,734
Portland General Electric Co.	39,737	1,781,410
TXNM Energy, Inc.	34,393	1,797,034
Unitil Corp.	6,098	342,098
		14,655,333
Electrical Components & Equipment — 0.7%
American Superconductor Corp.#†	13,351	303,201
Belden, Inc.	15,485	1,703,814
ChargePoint Holdings, Inc.#†	151,150	100,651
Energizer Holdings, Inc.	27,465	843,999
EnerSys	15,282	1,550,970
Graham Corp.†	3,916	132,478
Insteel Industries, Inc.	7,148	201,145
nLight, Inc.†	17,775	162,997
Novanta, Inc.†	13,704	1,982,147
Powell Industries, Inc.#	3,570	605,865
Ultralife Corp.†	3,843	24,096
		7,611,363
Electronics — 2.3%
Advanced Energy Industries, Inc.	14,296	1,646,470
Allient, Inc.	5,560	138,333

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronics (continued)
Applied Optoelectronics, Inc.#†	15,560	$ 340,142
Atkore, Inc.	13,684	841,566
Atmus Filtration Technologies, Inc.	32,007	1,273,878
Badger Meter, Inc.	11,227	2,361,375
Bel Fuse, Inc., Class A	666	54,286
Bel Fuse, Inc., Class B#	3,949	331,360
Benchmark Electronics, Inc.	13,633	544,775
CTS Corp.	11,498	513,501
Enovix Corp.#†	62,822	560,372
ESCO Technologies, Inc.	9,888	1,630,333
Evolv Technologies Holdings, Inc.#†	50,537	178,901
FARO Technologies, Inc.†	7,433	237,559
GoPro, Inc., Class A†	47,805	35,682
Itron, Inc.†	17,256	1,879,006
Kimball Electronics, Inc.†	9,358	168,631
Knowles Corp.†	33,227	551,236
Mesa Laboratories, Inc.	1,968	274,300
MicroVision, Inc.#†	80,356	116,516
Mirion Technologies, Inc.†	78,903	1,225,363
Napco Security Technologies, Inc.	13,448	330,283
NEXTracker, Inc., Class A†	55,091	2,425,106
NVE Corp.	1,827	125,771
OSI Systems, Inc.#†	6,060	1,249,633
Plexus Corp.†	10,241	1,361,234
Sanmina Corp.†	20,518	1,680,834
Standard BioTools, Inc.#†	112,670	119,993
Stoneridge, Inc.†	10,425	58,588
TTM Technologies, Inc.†	38,564	929,778
Turtle Beach Corp.†	6,312	108,188
Vicor Corp.†	8,705	551,288
Vishay Intertechnology, Inc.	48,250	827,005
		24,671,286
Energy-Alternate Sources — 0.3%
Aemetis, Inc.#†	13,839	24,910
Array Technologies, Inc.#†	58,333	307,998
ASP Isotopes, Inc.†	20,005	95,224
Energy Vault Holdings, Inc.#†	40,054	54,473
Fluence Energy, Inc.#†	23,594	134,958
FuelCell Energy, Inc.#†	7,106	41,002
FutureFuel Corp.	9,973	45,078
Green Plains, Inc.†	24,339	142,870
Montauk Renewables, Inc.#†	25,210	86,470
Plug Power, Inc.#†	304,596	490,400
REX American Resources Corp.†	5,887	227,356
Shoals Technologies Group, Inc., Class A†	64,071	194,135
SolarMax Technology, Inc.†	11,496	13,335
Stem, Inc.#†	57,986	24,899
Sunnova Energy International, Inc.#†	41,484	68,863
Sunrun, Inc.#†	83,495	605,339
T1 Energy, Inc.#†	42,822	65,518
TPI Composites, Inc.#†	17,612	19,902
Verde Clean Fuels, Inc.†	1,269	5,241
		2,647,971
Engineering & Construction — 1.7%
908 Devices, Inc.#†	9,065	20,306
Arcosa, Inc.	18,536	1,554,800
Bowman Consulting Group, Ltd.†	5,250	108,675
Centuri Holdings, Inc.†	6,499	112,758
Concrete Pumping Holdings, Inc.	9,089	59,442
Construction Partners, Inc., Class A†	16,399	1,189,911
Security Description	Shares or Principal Amount	Value

Engineering & Construction (continued)
Dycom Industries, Inc.†	10,850	$ 1,777,881
Exponent, Inc.	19,307	1,634,531
Fluor Corp.†	65,222	2,480,393
Frontdoor, Inc.†	29,420	1,338,022
Granite Construction, Inc.	16,821	1,389,078
Great Lakes Dredge & Dock Corp.†	25,192	213,880
IES Holdings, Inc.†	3,143	560,491
Latham Group, Inc.†	15,476	91,463
Limbach Holdings, Inc.†	3,903	323,949
Mistras Group, Inc.†	8,013	78,848
MYR Group, Inc.†	6,113	750,187
NV5 Global, Inc.†	21,817	393,797
Orion Group Holdings, Inc.†	13,862	98,697
Primoris Services Corp.	20,417	1,464,715
Southland Holdings, Inc.†	3,847	12,695
Sterling Infrastructure, Inc.†	11,396	1,449,685
Tutor Perini Corp.†	16,531	485,846
		17,590,050
Entertainment — 1.0%
Accel Entertainment, Inc.†	19,735	212,546
AMC Entertainment Holdings, Inc., Class A†	133,265	439,774
Atlanta Braves Holdings, Inc., Class A#†	3,909	172,504
Atlanta Braves Holdings, Inc., Class C#†	19,161	773,530
Cinemark Holdings, Inc.#†	42,157	1,079,641
Everi Holdings, Inc.†	30,987	426,691
Golden Entertainment, Inc.	7,543	234,512
IMAX Corp.†	16,375	419,200
International Game Technology PLC	43,457	770,493
Lions Gate Entertainment Corp., Class A#†	22,753	226,847
Lions Gate Entertainment Corp., Class B†	47,547	418,889
Madison Square Garden Entertainment Corp.†	15,117	521,990
Monarch Casino & Resort, Inc.	4,900	448,742
Pursuit Attractions & Hospitality, Inc.†	7,810	310,057
RCI Hospitality Holdings, Inc.#	3,199	159,214
Red Rock Resorts, Inc., Class A	18,789	938,886
Reservoir Media, Inc.#†	7,437	58,232
Rush Street Interactive, Inc.†	29,038	338,583
Six Flags Entertainment Corp.	35,447	1,558,605
Super Group SGHC, Ltd.	57,235	429,835
United Parks & Resorts, Inc.#†	12,481	630,290
Webtoon Entertainment, Inc.#†	5,848	52,866
		10,621,927
Environmental Control — 0.4%
374Water, Inc.†	24,959	8,563
Arq, Inc.†	10,679	55,744
Casella Waste Systems, Inc., Class A†	23,852	2,671,901
CECO Environmental Corp.†	11,173	277,984
Energy Recovery, Inc.†	21,688	324,453
Enviri Corp.†	30,273	196,775
LanzaTech Global, Inc.†	42,699	34,112
Montrose Environmental Group, Inc.#†	12,144	235,958
Perma-Fix Environmental Services, Inc.#†	5,549	44,614
Pure Cycle Corp.†	7,934	92,272
PureCycle Technologies, Inc.#†	47,087	484,996
Quest Resource Holding Corp.†	6,657	30,423
		4,457,795
Food — 1.6%
B&G Foods, Inc.#	29,691	198,336
Beyond Meat, Inc.#†	22,819	72,108
Calavo Growers, Inc.	6,378	146,184
Cal-Maine Foods, Inc.	15,662	1,415,688

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food (continued)
Chefs' Warehouse, Inc.†	13,368	$ 836,569
Hain Celestial Group, Inc.#†	34,260	122,651
HF Foods Group, Inc.†	15,378	29,372
Ingles Markets, Inc., Class A	5,535	340,070
J&J Snack Foods Corp.	5,828	766,032
John B. Sanfilippo & Son, Inc.	3,425	242,045
Krispy Kreme, Inc.#	32,678	202,930
Lancaster Colony Corp.	7,474	1,428,693
Lifeway Foods, Inc.†	1,719	36,357
Mama's Creations, Inc.#†	12,570	76,866
Mission Produce, Inc.†	16,600	205,010
Nathan's Famous, Inc.	1,076	109,655
Natural Grocers by Vitamin Cottage, Inc.	3,563	158,340
Seneca Foods Corp., Class A†	1,787	145,104
Simply Good Foods Co.†	34,865	1,316,154
SpartanNash Co.	12,886	260,168
Sprouts Farmers Market, Inc.†	38,481	5,710,580
SunOpta, Inc.#†	36,051	226,040
TreeHouse Foods, Inc.†	18,026	567,459
United Natural Foods, Inc.†	22,444	713,495
Utz Brands, Inc.	25,183	342,993
Village Super Market, Inc., Class A	3,326	104,769
Weis Markets, Inc.	6,287	465,112
WK Kellogg Co.#	25,060	496,689
		16,735,469
Forest Products & Paper — 0.1%
Sylvamo Corp.	13,287	944,706
Gas — 1.0%
Brookfield Infrastructure Corp., Class A	45,838	1,835,354
Chesapeake Utilities Corp.	8,445	1,071,924
New Jersey Resources Corp.	37,530	1,815,701
Northwest Natural Holding Co.	14,730	602,162
ONE Gas, Inc.	21,516	1,616,927
RGC Resources, Inc.	3,153	63,943
Southwest Gas Holdings, Inc.	23,267	1,746,188
Spire, Inc.	21,704	1,668,170
		10,420,369
Hand/Machine Tools — 0.4%
Cadre Holdings, Inc.#	9,946	334,385
Enerpac Tool Group Corp.	20,771	961,074
Franklin Electric Co., Inc.	17,304	1,767,604
Kennametal, Inc.	29,741	658,168
Luxfer Holdings PLC	10,210	124,562
		3,845,793
Healthcare-Products — 3.1%
Accuray, Inc.†	37,037	74,444
Adaptive Biotechnologies Corp.#†	44,239	365,414
Akoya Biosciences, Inc.#†	10,149	16,543
Alphatec Holdings, Inc.†	39,762	498,218
AngioDynamics, Inc.†	14,781	137,316
Artivion, Inc.†	15,162	385,266
AtriCure, Inc.†	18,081	700,458
Avanos Medical, Inc.†	17,342	260,997
Avita Medical, Inc.#†	9,761	88,825
Axogen, Inc.†	16,196	324,082
BioLife Solutions, Inc.†	13,767	330,408
Bioventus, Inc., Class A†	14,644	148,490
CareDx, Inc.†	19,313	427,783
Castle Biosciences, Inc.†	9,880	214,198
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Ceribell, Inc.†	4,703	$ 109,298
Cerus Corp.†	68,921	113,720
CONMED Corp.#	11,784	697,259
CVRx, Inc.#†	5,075	65,772
Embecta Corp.	22,142	298,917
Fractyl Health, Inc.†	13,025	20,319
Glaukos Corp.†	18,692	2,243,414
Haemonetics Corp.†	19,170	1,255,635
ICU Medical, Inc.†	8,189	1,198,296
InfuSystem Holdings, Inc.†	7,591	60,576
Inmode, Ltd.#†	27,484	514,501
Inogen, Inc.†	9,055	75,428
Integer Holdings Corp.†	12,736	1,569,075
Integra LifeSciences Holdings Corp.†	25,838	599,700
iRadimed Corp.	3,075	165,773
iRhythm Technologies, Inc.#†	11,941	1,315,421
Lantheus Holdings, Inc.†	26,303	2,467,748
LeMaitre Vascular, Inc.	7,747	711,562
LivaNova PLC†	20,834	867,319
MaxCyte, Inc.#†	39,963	133,476
Merit Medical Systems, Inc.†	21,859	2,230,492
MiMedx Group, Inc.†	45,290	380,662
Nautilus Biotechnology, Inc.†	18,609	24,192
Neogen Corp.#†	83,338	837,547
NeuroPace, Inc.†	5,300	68,635
Nevro Corp.†	14,039	80,303
Novocure, Ltd.†	40,677	775,710
OmniAb, Inc.†	35,250	122,670
Omnicell, Inc.†	17,430	663,386
OraSure Technologies, Inc.†	27,568	95,937
Orchestra BioMed Holdings, Inc.†	9,379	43,988
Orthofix Medical, Inc.†	13,097	227,626
OrthoPediatrics Corp.#†	6,366	147,819
Pacific Biosciences of California, Inc.#†	104,481	151,497
Paragon 28, Inc.†	17,999	234,707
Patterson Cos., Inc.	30,091	937,034
PROCEPT BioRobotics Corp.†	17,019	1,095,002
Pulmonx Corp.†	14,469	124,723
Pulse Biosciences, Inc.#†	6,993	128,042
Quanterix Corp.†	13,724	104,165
Quantum-Si, Inc.†	38,252	52,788
RxSight, Inc.†	13,872	393,410
Sanara Medtech, Inc.†	1,548	53,700
Semler Scientific, Inc.#†	1,813	77,814
Sera Prognostics, Inc., Class A†	10,784	45,724
SI-BONE, Inc.†	15,732	285,064
STAAR Surgical Co.†	18,898	330,715
Stereotaxis, Inc.†	21,582	44,459
Surmodics, Inc.†	5,265	173,008
Tactile Systems Technology, Inc.†	9,035	129,110
Tandem Diabetes Care, Inc.†	25,082	555,316
TransMedics Group, Inc.#†	12,525	955,908
Treace Medical Concepts, Inc.†	18,635	166,597
Twist Bioscience Corp.†	22,263	864,250
UFP Technologies, Inc.†	2,774	631,335
Utah Medical Products, Inc.	1,253	74,691
Varex Imaging Corp.†	14,811	190,469
Zimvie, Inc.†	10,453	138,711
Zynex, Inc.†	5,832	42,049
		32,134,906
Healthcare-Services — 1.9%
Accolade, Inc.†	27,903	194,484

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Services (continued)
Addus HomeCare Corp.†	6,655	$ 637,349
agilon health, Inc.†	117,833	367,639
Ardent Health Partners LLC†	4,687	68,711
Astrana Health, Inc.†	16,460	417,755
ATI Physical Therapy, Inc.†	1	1
Aveanna Healthcare Holdings, Inc.†	19,963	85,042
Blade Air Mobility, Inc.†	22,163	74,911
BrightSpring Health Services, Inc.#†	20,568	396,551
Brookdale Senior Living, Inc.†	73,111	416,733
Community Health Systems, Inc.#†	47,950	144,329
Concentra Group Holdings Parent, Inc.	42,046	949,399
CorVel Corp.†	10,161	1,120,453
DocGo, Inc.#†	38,845	120,031
Enhabit, Inc.†	19,019	159,189
Ensign Group, Inc.	21,201	2,738,109
Fulgent Genetics, Inc.†	7,868	121,561
GeneDx Holdings Corp.†	4,880	501,908
HealthEquity, Inc.†	32,776	3,597,494
Innovage Holding Corp.†	7,270	23,627
Joint Corp.†	4,159	47,205
LifeStance Health Group, Inc.†	53,276	415,020
ModivCare, Inc.#†	4,263	14,068
Nano-X Imaging, Ltd.#†	20,973	129,823
National HealthCare Corp.	4,771	444,514
OPKO Health, Inc.#†	124,409	216,472
Oscar Health, Inc., Class A#†	76,083	1,111,573
PACS Group, Inc.†	14,722	191,828
Pediatrix Medical Group, Inc. †	32,928	486,346
Pennant Group, Inc.†	12,467	283,873
Quipt Home Medical Corp.#†	15,801	41,715
RadNet, Inc.†	25,253	1,400,784
Select Medical Holdings Corp.	41,351	752,175
Sonida Senior Living, Inc.†	1,796	43,643
Surgery Partners, Inc.†	29,334	706,363
Teladoc Health, Inc.†	65,753	628,599
U.S. Physical Therapy, Inc.	5,715	463,029
Viemed Healthcare, Inc.†	13,099	102,696
		19,615,002
Home Builders — 1.7%
Beazer Homes USA, Inc.†	11,154	248,734
Cavco Industries, Inc.†	3,163	1,659,088
Century Communities, Inc.	10,675	741,165
Champion Homes, Inc.†	20,493	2,100,532
Dream Finders Homes, Inc., Class A#†	10,683	255,431
Forestar Group, Inc.†	7,266	160,215
Green Brick Partners, Inc.†	11,884	709,831
Hovnanian Enterprises, Inc., Class A†	1,900	193,249
Installed Building Products, Inc.	9,154	1,568,996
KB Home	24,836	1,514,996
Landsea Homes Corp.†	6,875	48,950
LCI Industries#	9,475	983,695
LGI Homes, Inc.†	7,977	585,751
M/I Homes, Inc.†	10,175	1,191,798
Meritage Homes Corp.	27,444	1,988,867
Taylor Morrison Home Corp.†	39,085	2,409,199
Tri Pointe Homes, Inc.†	35,216	1,114,939
United Homes Group, Inc.#†	2,008	7,470
Winnebago Industries, Inc.	10,805	436,630
		17,919,536
Security Description	Shares or Principal Amount	Value

Home Furnishings — 0.2%
Arhaus, Inc.#	19,570	$ 186,306
Daktronics, Inc.†	15,304	233,539
Ethan Allen Interiors, Inc.	8,727	248,720
Flexsteel Industries, Inc.	1,782	80,172
Hamilton Beach Brands Holding Co., Class A	3,127	60,945
Hooker Furnishings Corp.#	4,052	52,960
iRobot Corp.#†	11,423	83,045
Lovesac Co.#†	5,422	113,591
MillerKnoll, Inc.	26,645	572,867
Purple Innovation, Inc.†	21,720	18,445
Sleep Number Corp.#†	8,235	115,866
Sonos, Inc.†	45,999	608,107
Traeger, Inc.†	13,203	30,631
Xperi, Inc.†	17,475	147,839
		2,553,033
Household Products/Wares — 0.3%
ACCO Brands Corp.	35,707	166,751
Central Garden & Pet Co.†	3,676	129,726
Central Garden & Pet Co., Class A†	19,929	627,365
Helen of Troy, Ltd.†	8,703	478,926
Quanex Building Products Corp.	17,275	333,235
WD-40 Co.	5,203	1,241,540
		2,977,543
Housewares — 0.0%
Lifetime Brands, Inc.	4,751	23,707
Insurance — 2.5%
Ambac Financial Group, Inc.†	17,387	168,828
American Coastal Insurance Corp.	9,231	112,064
AMERISAFE, Inc.	7,276	374,423
Baldwin Insurance Group, Inc.†	25,459	1,047,383
Bowhead Specialty Holdings, Inc.†	4,446	149,519
CNO Financial Group, Inc.	40,230	1,677,189
Crawford & Co., Class A	5,796	71,175
Donegal Group, Inc., Class A	5,905	103,278
Employers Holdings, Inc.	9,435	488,733
Enstar Group, Ltd.†	4,838	1,610,086
Essent Group, Ltd.	39,862	2,296,848
F&G Annuities & Life, Inc.	7,103	302,446
Fidelis Insurance Holdings, Ltd.	19,620	288,610
Genworth Financial, Inc.,†	164,440	1,142,858
GoHealth, Inc., Class A†	1,740	25,213
Goosehead Insurance, Inc., Class A	8,586	1,057,881
Greenlight Capital Re, Ltd., Class A†	10,548	146,934
Hamilton Insurance Group, Ltd., Class B†	15,120	295,747
HCI Group, Inc.#	3,162	416,309
Heritage Insurance Holdings, Inc.†	8,732	102,601
Hippo Holdings, Inc.#†	7,690	220,934
Horace Mann Educators Corp.	15,706	664,835
Investors Title Co.	542	128,617
Jackson Financial, Inc., Class A	28,646	2,624,833
James River Group Holdings, Ltd.	14,322	70,894
Kingsway Financial Services, Inc.#†	4,853	37,708
Lemonade, Inc.#†	19,946	725,037
Maiden Holdings, Ltd.†	33,620	32,463
MBIA, Inc.#†	17,047	103,475
Mercury General Corp.	10,228	551,596
NI Holdings, Inc.†	2,980	42,435
NMI Holdings, Inc.†	29,969	1,092,070
Palomar Holdings, Inc.†	9,824	1,263,956
ProAssurance Corp.†	19,455	304,276
Roadzen, Inc.†	14,420	17,664

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Root, Inc., Class A†	3,298	$ 445,791
Safety Insurance Group, Inc.	5,608	426,993
Selective Insurance Group, Inc.	23,236	1,999,342
Selectquote, Inc.†	51,873	236,541
SiriusPoint, Ltd.†	35,913	550,905
Skyward Specialty Insurance Group, Inc.†	14,187	738,008
Stewart Information Services Corp.	10,336	735,923
Tiptree, Inc.	9,620	217,701
Trupanion, Inc.†	12,588	434,790
United Fire Group, Inc.	8,013	224,925
Universal Insurance Holdings, Inc.	8,998	199,576
		25,969,413
Internet — 1.7%
1-800-Flowers.com, Inc., Class A#†	9,715	67,034
1stdibs.com, Inc.†	9,715	35,751
aka Brands Holding Corp.†	239	3,411
AudioEye, Inc.#†	2,723	35,426
Backblaze, Inc., Class A†	15,245	99,702
BARK, Inc.#†	49,597	83,819
Beyond, Inc.#†	17,428	111,365
Bumble, Inc., Class A#†	36,696	190,819
Cardlytics, Inc.#†	15,864	41,722
Cargurus, Inc.†	33,133	1,066,551
Cars.com, Inc.†	25,154	332,033
Cogent Communications Holdings, Inc.#	16,823	1,229,257
Couchbase, Inc.#†	15,192	268,139
Despegar.com Corp.†	23,486	451,401
Entravision Communications Corp., Class A	23,488	52,378
ePlus, Inc.†	10,051	647,083
Eventbrite, Inc., Class A†	30,369	74,100
EverQuote, Inc., Class A†	9,589	257,752
Figs, Inc., Class A#†	49,630	226,809
fuboTV, Inc.#†	123,175	373,220
Gambling.com Group, Ltd.†	6,614	94,051
Getty Images Holdings, Inc.#†	38,321	82,007
Grindr, Inc.†	9,378	172,086
Groupon, Inc.#†	8,895	98,912
HealthStream, Inc.	9,310	314,399
Hims & Hers Health, Inc.#†	72,487	3,268,439
Lands' End, Inc.†	5,417	63,812
LifeMD, Inc.†	13,957	73,414
Liquidity Services, Inc.†	8,197	274,436
LiveOne, Inc.#†	28,631	22,172
Magnite, Inc.†	48,057	757,859
MediaAlpha, Inc., Class A†	11,409	105,990
Nerdy, Inc.#†	28,956	44,013
Nextdoor Holdings, Inc.†	65,789	116,447
Open Lending Corp.#†	39,030	190,466
Opendoor Technologies, Inc.#†	240,599	322,403
OptimizeRx Corp.#†	6,710	34,758
Q2 Holdings, Inc.†	22,476	1,963,728
QuinStreet, Inc.†	20,567	402,702
RealReal, Inc.†	38,282	261,083
Revolve Group, Inc.†	14,654	389,210
RumbleON, Inc., Class B†	6,546	27,559
Shutterstock, Inc.#	9,292	199,685
Solo Brands, Inc., Class A#†	10,753	8,023
Sprinklr, Inc., Class A#†	44,560	377,423
Stitch Fix, Inc., Class A†	38,686	182,985
TrueCar, Inc.†	32,717	76,231
Tucows, Inc., Class A#†	3,044	60,484
Security Description	Shares or Principal Amount	Value

Internet (continued)
Upwork, Inc.†	47,580	$ 757,950
Vacasa, Inc., Class A#†	3,634	18,606
Vivid Seats, Inc., Class A#†	29,484	122,064
Yelp, Inc.†	24,707	847,697
Ziff Davis, Inc.†	16,856	692,107
		18,070,973
Investment Companies — 0.8%
Bit Digital, Inc.#†	45,775	112,606
Cannae Holdings, Inc.#	21,517	431,201
Cipher Mining, Inc.#†	77,358	315,621
Cleanspark, Inc.#†	95,053	759,473
Compass Diversified Holdings	25,454	557,188
Core Scientific, Inc.†	68,124	760,264
FTAI Infrastructure, Inc.#	38,469	224,659
HA Sustainable Infrastructure Capital, Inc.#	44,118	1,267,510
Hut 8 Corp.†	30,942	456,394
MARA Holdings, Inc.#†	108,755	1,513,870
NewtekOne, Inc.	9,336	121,275
Riot Platforms, Inc.#†	108,963	1,011,177
Terawulf, Inc.#†	102,207	428,247
		7,959,485
Iron/Steel — 0.6%
Carpenter Technology Corp.	18,179	3,764,325
Commercial Metals Co.	43,518	2,108,012
Radius Recycling, Inc.	10,059	139,116
		6,011,453
Leisure Time — 0.5%
Acushnet Holdings Corp.#	10,810	695,083
Clarus Corp.#	11,649	53,585
Escalade, Inc.	3,820	58,179
Global Business Travel Group I†	47,936	398,348
Johnson Outdoors, Inc., Class A	1,813	48,770
Life Time Group Holdings, Inc.†	23,653	720,470
Lindblad Expeditions Holdings, Inc.†	13,764	153,744
Livewire Group, Inc.#†	6,951	15,987
Malibu Boats, Inc., Class A†	7,470	249,349
Marine Products Corp.#	3,353	28,836
MasterCraft Boat Holdings, Inc.#†	6,255	109,963
OneSpaWorld Holdings, Ltd.	38,376	732,214
Peloton Interactive, Inc., Class A†	134,531	1,013,019
Sabre Corp.†	146,025	603,083
Topgolf Callaway Brands Corp.†	54,177	353,776
Xponential Fitness, Inc., Class A#†	9,316	123,064
		5,357,470
Lodging — 0.1%
Full House Resorts, Inc.#†	12,533	60,284
Hilton Grand Vacations, Inc.†	27,308	1,171,513
Marcus Corp.	8,916	163,519
		1,395,316
Machinery-Construction & Mining — 0.5%
Argan, Inc.	4,826	629,166
Astec Industries, Inc.	8,710	309,902
Bloom Energy Corp., Class A#†	76,774	1,844,112
Hyster-Yale, Inc.	4,376	222,388
Manitowoc Co., Inc.†	13,164	136,247
NANO Nuclear Energy, Inc.#†	1,703	49,029
Net Power, Inc.#†	8,216	59,566

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery-Construction & Mining (continued)
NuScale Power Corp.†	32,360	$ 556,268
Terex Corp.	25,453	1,035,937
		4,842,615
Machinery-Diversified — 2.1%
Alamo Group, Inc.	3,913	684,697
Albany International Corp., Class A	11,922	912,868
Applied Industrial Technologies, Inc.	14,691	3,681,271
Cactus, Inc., Class A	25,459	1,337,616
Chart Industries, Inc.†	16,419	3,128,640
Columbus McKinnon Corp.	10,853	189,168
CSW Industrials, Inc.	6,398	1,958,364
DXP Enterprises, Inc.†	4,768	431,361
Eastman Kodak Co.#†	23,102	162,176
Gencor Industries, Inc.†	3,931	51,260
Gorman-Rupp Co.	8,006	305,349
GrafTech International, Ltd.#†	98,878	115,687
Ichor Holdings, Ltd.†	12,626	369,816
Kadant, Inc.#	4,478	1,676,921
Lindsay Corp.	4,137	546,580
Mueller Water Products, Inc., Class A	59,349	1,528,830
Taylor Devices, Inc.#†	1,107	37,162
Tennant Co.	7,241	626,781
Thermon Group Holdings, Inc.†	12,739	375,801
Twin Disc, Inc.	4,263	36,747
Watts Water Technologies, Inc., Class A	10,464	2,245,365
Zurn Elkay Water Solutions Corp.	55,022	1,949,429
		22,351,889
Media — 0.4%
AMC Networks, Inc., Class A†	12,182	88,929
Cable One, Inc.#	2,155	560,688
E.W. Scripps Co., Class A†	23,420	37,940
Gannett Co., Inc.#†	54,216	219,033
Gray Media, Inc.	32,683	122,888
iHeartMedia, Inc., Class A†	40,128	71,026
Liberty Latin America, Ltd., Class A†	12,014	81,335
Liberty Latin America, Ltd., Class C†	49,514	332,239
Scholastic Corp.	8,870	194,164
Sinclair, Inc.	12,228	177,550
Sphere Entertainment Co.†	10,379	452,836
TEGNA, Inc.	63,238	1,150,932
Thryv Holdings, Inc.†	14,261	245,860
Townsquare Media, Inc., Class A	5,147	43,955
Value Line, Inc.#	304	12,446
WideOpenWest, Inc.†	19,098	94,153
		3,885,974
Metal Fabricate/Hardware — 0.9%
AZZ, Inc.#	11,215	1,077,874
Eastern Co.	1,987	55,835
Helios Technologies, Inc.	12,700	501,015
Hillman Solutions Corp.†	75,068	732,664
Janus International Group, Inc.#†	54,190	438,397
L.B. Foster Co., Class A†	3,464	95,087
Mayville Engineering Co., Inc.†	4,919	73,539
Metallus, Inc.†	16,353	236,137
Mueller Industries, Inc.	42,686	3,422,563
NN, Inc.#†	17,769	54,195
Northwest Pipe Co.†	3,700	163,059
Olympic Steel, Inc.	3,779	125,538
Omega Flex, Inc.	1,356	48,287
Park-Ohio Holdings Corp.	3,430	83,006
Security Description	Shares or Principal Amount	Value

Metal Fabricate/Hardware (continued)
Proto Labs, Inc.†	9,637	$ 384,324
Ryerson Holding Corp.	10,295	259,228
Standex International Corp.	4,444	826,495
Tredegar Corp.†	10,158	79,131
Worthington Enterprises, Inc.	12,020	504,720
Worthington Steel, Inc.	12,432	331,561
Xometry, Inc., Class A†	16,236	443,568
		9,936,223
Mining — 0.8%
Caledonia Mining Corp. PLC	6,280	63,240
Centrus Energy Corp., Class A#†	5,527	501,465
Century Aluminum Co.†	20,164	382,108
Coeur Mining, Inc.†	238,729	1,229,454
Compass Minerals International, Inc.#	13,192	137,724
Constellium SE†	49,467	562,934
Contango ORE, Inc.†	3,985	37,300
Critical Metals Corp.#†	3,103	5,927
Dakota Gold Corp.†	26,765	81,098
Encore Energy Corp.#†	69,352	174,767
Energy Fuels, Inc.#†	71,629	295,112
Hecla Mining Co.	224,391	1,151,126
i-80 Gold Corp.†	120,934	93,591
Ivanhoe Electric, Inc.†	31,928	198,273
Kaiser Aluminum Corp.	6,103	431,848
Lifezone Metals, Ltd.†	13,947	75,035
MAC Copper, Ltd.†	20,575	207,190
Novagold Resources, Inc.#†	93,161	279,483
Pan American Silver Corp.†	171,891	70,647
Perpetua Resources Corp.†	14,709	126,203
Piedmont Lithium, Inc.†	6,910	49,061
SSR Mining, Inc.†	77,515	774,375
United States Lime & Minerals, Inc.	4,020	377,277
Uranium Energy Corp.†	152,374	853,294
Ur-Energy, Inc.#†	135,115	129,440
		8,287,972
Miscellaneous Manufacturing — 1.2%
AMMO, Inc.#†	34,262	54,819
Byrna Technologies, Inc.†	6,605	169,947
Core Molding Technologies, Inc.†	2,886	39,625
Enpro, Inc.	8,020	1,460,282
Fabrinet†	13,931	2,786,896
Federal Signal Corp.	22,971	1,867,083
Hillenbrand, Inc.	26,825	802,067
JBT Marel Corp.	17,940	2,368,080
LSB Industries, Inc.#†	20,366	149,283
Materion Corp.	7,865	718,546
Myers Industries, Inc.	14,028	153,747
NL Industries, Inc.	3,211	22,060
Park Aerospace Corp.	6,994	96,727
Sight Sciences, Inc.†	13,570	35,960
Smith & Wesson Brands, Inc.#	17,144	186,184
Solidion Technology, Inc.†	19,007	6,405
Sturm Ruger & Co., Inc.	6,273	247,533
Trinity Industries, Inc.	31,219	970,599
		12,135,843
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	10,452	442,851
Office Furnishings — 0.2%
CompX International, Inc.	583	13,852

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Office Furnishings (continued)
HNI Corp.	18,137	$ 845,003
Interface, Inc.	21,917	443,381
Steelcase, Inc., Class A	35,354	429,904
Virco Mfg. Corp.#	4,210	43,279
		1,775,419
Office/Business Equipment — 0.1%
Pitney Bowes, Inc.	61,971	671,146
Xerox Holdings Corp.#	44,434	294,597
		965,743
Oil & Gas — 2.2%
Amplify Energy Corp.#†	14,977	72,638
Berry Corp.	29,259	119,084
BKV Corp.†	5,496	110,964
Borr Drilling, Ltd.#	90,549	229,994
California Resources Corp.	26,350	1,175,737
CNX Resources Corp.†	55,741	1,610,915
Comstock Resources, Inc.#†	35,292	634,550
Crescent Energy Co., Class A	62,080	783,450
CVR Energy, Inc.#	13,050	240,381
Delek US Holdings, Inc.	24,218	394,753
Diversified Energy Co. PLC (NYSE)	17,951	238,928
DLB Oil & Gas, Inc.†(1)	3,000	0
Empire Petroleum Corp.#†	5,702	39,344
Evolution Petroleum Corp.#	11,710	59,018
Granite Ridge Resources, Inc.#	20,111	118,052
Gulfport Energy Corp.†	4,949	840,340
Helmerich & Payne, Inc.	36,923	978,829
HighPeak Energy, Inc.#	5,552	71,732
Kosmos Energy, Ltd.†	178,703	502,155
Magnolia Oil & Gas Corp., Class A#	66,153	1,548,642
Murphy Oil Corp.	54,793	1,451,467
Nabors Industries, Ltd.†	3,490	140,263
Noble Corp. PLC	52,740	1,365,966
Northern Oil & Gas, Inc.	37,891	1,193,567
Par Pacific Holdings, Inc.†	20,771	298,479
Patterson-UTI Energy, Inc.	148,640	1,235,198
PBF Energy, Inc., Class A#	38,329	821,391
Prairie Operating Co.#†	1,600	11,584
PrimeEnergy Resources Corp.†	260	50,934
Riley Exploration Permian, Inc.#	4,341	137,002
Ring Energy, Inc.#†	56,605	72,454
Sable Offshore Corp.†	19,274	546,803
SandRidge Energy, Inc.	12,285	143,735
Seadrill, Ltd.†	26,536	675,872
Sitio Royalties Corp., Class A	30,845	616,900
SM Energy Co.	43,705	1,429,591
Talos Energy, Inc.†	55,370	498,330
Transocean, Ltd.#†	278,581	821,814
VAALCO Energy, Inc.#	39,789	159,156
Valaris, Ltd.#†	23,548	840,664
Vital Energy, Inc.#†	10,924	291,780
Vitesse Energy, Inc.	9,551	245,556
W&T Offshore, Inc.#	37,675	62,917
		22,880,929
Oil & Gas Services — 1.2%
Archrock, Inc.	63,745	1,728,764
Aris Water Solution, Inc., Class A	10,236	322,025
Atlas Energy Solutions, Inc.#	25,949	502,892
Bristow Group, Inc.†	9,386	347,657
ChampionX Corp.	72,873	2,171,615
Security Description	Shares or Principal Amount	Value

Oil & Gas Services (continued)
Core Laboratories, Inc.#	17,935	$ 262,389
DMC Global, Inc.†	7,492	63,532
DNOW, Inc.†	40,284	643,738
Drilling Tools International Corp.†	4,498	14,529
Expro Group Holdings NV†	36,175	430,121
Forum Energy Technologies, Inc.†	4,479	83,578
Geospace Technologies Corp.†	4,651	37,580
Helix Energy Solutions Group, Inc.†	55,038	474,428
Innovex International, Inc.†	13,067	239,257
Kodiak Gas Services, Inc.	12,435	534,705
Liberty Energy, Inc.	60,474	1,044,386
Mammoth Energy Services, Inc.†	9,281	22,738
Matrix Service Co.†	10,101	126,061
Natural Gas Services Group, Inc.†	4,097	105,334
NPK International, Inc.†	32,116	195,908
Oceaneering International, Inc.†	38,609	852,873
Oil States International, Inc.†	23,044	125,359
ProFrac Holding Corp., Class A#†	8,484	61,000
ProPetro Holding Corp.†	33,176	280,005
Ranger Energy Services, Inc., Class A	5,984	99,993
RPC, Inc.	32,461	181,132
SEACOR Marine Holdings, Inc.#†	9,315	53,934
Select Water Solutions, Inc.	34,852	422,755
Solaris Energy Infrastructure, Inc.	9,602	327,908
TETRA Technologies, Inc.†	47,954	181,746
Tidewater, Inc.#†	18,631	849,946
		12,787,888
Packaging & Containers — 0.2%
Ardagh Metal Packaging SA#	55,194	158,407
Clearwater Paper Corp.†	6,199	162,104
Greif, Inc., Class A	9,522	545,229
Greif, Inc., Class B	1,841	111,583
Karat Packaging, Inc.	2,613	78,155
O-I Glass, Inc.†	59,170	678,680
Pactiv Evergreen, Inc.	15,460	276,115
Ranpak Holdings Corp.†	16,407	109,763
TriMas Corp.	15,508	317,759
		2,437,795
Pharmaceuticals — 2.5%
ACELYRIN, Inc.#†	27,879	74,716
AdaptHealth Corp.#†	38,884	442,500
Aduro Biotech Holding, Inc. CVR†(1)	6,346	0
Agios Pharmaceuticals, Inc.†	21,587	767,202
Akebia Therapeutics, Inc.#†	79,456	146,994
Alector, Inc.†	30,825	50,553
Alkermes PLC†	61,510	2,111,638
Amneal Pharmaceuticals, Inc.†	60,780	526,963
Amphastar Pharmaceuticals, Inc.†	14,695	417,779
Anika Therapeutics, Inc.†	5,021	87,616
Aquestive Therapeutics, Inc.#†	28,366	79,425
Arvinas, Inc.†	24,538	434,323
Avadel Pharmaceuticals PLC#†	35,302	279,239
Biote Corp., Class A†	10,282	44,932
Catalyst Pharmaceuticals, Inc.†	42,705	977,517
Coherus Biosciences, Inc.#†	42,497	47,172
Collegium Pharmaceutical, Inc.†	12,252	355,921
Corbus Pharmaceuticals Holdings, Inc.#†	4,450	33,598
Corcept Therapeutics, Inc.†	30,885	1,871,013
CorMedix, Inc.†	23,154	239,875
Enanta Pharmaceuticals, Inc.†	7,673	59,696
Enliven Therapeutics, Inc.#†	13,445	280,059

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Fennec Pharmaceuticals, Inc.#†	8,953	$ 62,850
Foghorn Therapeutics, Inc.†	9,647	46,788
Fulcrum Therapeutics, Inc.†	23,701	85,087
Galectin Therapeutics, Inc.#†	7,778	12,211
Guardian Pharmacy Services, Inc., Class A†	3,288	65,760
Gyre Therapeutics, Inc.#†	2,664	30,902
Harmony Biosciences Holdings, Inc.†	14,558	492,788
Harrow, Inc.†	11,667	327,609
Herbalife, Ltd.#†	38,554	319,998
Heron Therapeutics, Inc.#†	44,842	110,760
Ironwood Pharmaceuticals, Inc.†	54,039	87,003
Jounce Therapeutics, Inc. CVR#†(1)	15,509	465
KalVista Pharmaceuticals, Inc.#†	13,018	148,340
Lyell Immunopharma, Inc.†	61,380	43,629
Madrigal Pharmaceuticals, Inc.†	6,867	2,343,501
MannKind Corp.†	102,866	549,304
MediWound, Ltd.#†	2,992	49,667
Mirum Pharmaceuticals, Inc.†	15,170	721,637
Nature's Sunshine Products, Inc.†	4,840	70,519
Neurogene, Inc.#†	3,934	69,593
Ocugen, Inc.†	109,328	71,249
Ocular Therapeutix, Inc.†	59,435	424,366
Option Care Health, Inc.†	65,536	2,195,456
ORIC Pharmaceuticals, Inc.#†	23,517	188,842
Outlook Therapeutics, Inc.#†	5,871	8,807
Owens & Minor, Inc.†	28,811	276,009
Pacira BioSciences, Inc.†	17,504	420,971
Phibro Animal Health Corp., Class A	7,801	177,395
Protagonist Therapeutics, Inc.†	22,321	839,046
Regulus Therapeutics, Inc.†	24,121	32,563
Rhythm Pharmaceuticals, Inc.†	20,912	1,148,278
Scpharmaceuticals, Inc.#†	15,047	49,354
SIGA Technologies, Inc.	17,690	97,118
Skye Bioscience, Inc.†	7,518	21,426
Spyre Therapeutics, Inc.#†	13,224	260,513
Supernus Pharmaceuticals, Inc.†	19,181	614,943
Telomir Pharmaceuticals, Inc.†	7,385	29,540
Trevi Therapeutics, Inc.†	23,118	104,493
USANA Health Sciences, Inc.†	4,355	128,864
Vanda Pharmaceuticals, Inc.†	21,773	103,640
Vaxcyte, Inc.†	47,430	3,463,339
Verrica Pharmaceuticals, Inc.†	7,232	4,694
Voyager Therapeutics, Inc.†	17,570	71,686
Xeris Biopharma Holdings, Inc.†	53,561	205,139
Y-mAbs Therapeutics, Inc.†	14,272	79,352
		25,984,225
Pipelines — 0.3%
Excelerate Energy, Inc., Class A	6,539	200,616
Golar LNG, Ltd.	37,802	1,449,329
Kinetik Holdings, Inc.	14,614	852,581
NextDecade Corp.#†	44,163	363,020
		2,865,546
Private Equity — 0.1%
Chicago Atlantic Real Estate Finance, Inc.	6,635	106,823
P10, Inc., Class A	15,575	198,893
Patria Investments, Ltd., Class A#	21,332	241,692
		547,408
Real Estate — 0.7%
American Realty Investors, Inc.#†	570	8,778
Anywhere Real Estate, Inc.†	37,488	130,083
Security Description	Shares or Principal Amount	Value

Real Estate (continued)
Compass, Inc., Class A†	139,266	$ 1,252,001
Cushman & Wakefield PLC†	87,464	1,039,947
eXp World Holdings, Inc.#	31,297	316,413
FRP Holdings, Inc.†	5,091	159,756
Kennedy-Wilson Holdings, Inc.	43,434	421,744
Legacy Housing Corp.†	4,282	105,723
Marcus & Millichap, Inc.	8,965	344,973
Maui Land & Pineapple Co., Inc.†	2,904	56,512
McGrath RentCorp	9,322	1,137,284
Newmark Group, Inc., Class A	50,294	737,813
Offerpad Solutions, Inc.†	3,989	7,898
RE/MAX Holdings, Inc., Class A†	6,835	60,695
Real Brokerage, Inc.†	38,383	198,056
Redfin Corp.#†	45,656	304,526
RMR Group, Inc., Class A	5,906	107,607
Sky Harbour Group Corp.†	4,332	47,782
St. Joe Co.	13,773	660,691
Star Holdings†	4,946	45,750
Stratus Properties, Inc.†	2,136	39,473
Transcontinental Realty Investors, Inc.#†	471	13,565
		7,197,070
REITS — 6.2%
Acadia Realty Trust	44,757	1,032,096
Advanced Flower Capital, Inc.	6,464	55,138
AG Mtg. Investment Trust, Inc.	10,995	83,232
Alexander & Baldwin, Inc.	27,803	503,512
Alexander's, Inc.	820	175,759
Alpine Income Property Trust, Inc.	4,782	79,286
American Assets Trust, Inc.	18,305	411,130
American Healthcare REIT, Inc.	58,080	1,730,203
Angel Oak Mtg. REIT, Inc.	4,538	45,244
Apartment Investment & Management Co., Class A	53,133	480,854
Apollo Commercial Real Estate Finance, Inc.#	52,926	536,140
Apple Hospitality REIT, Inc.	87,080	1,289,655
Arbor Realty Trust, Inc.#	70,344	868,045
Ares Commercial Real Estate Corp.#	20,403	99,771
Armada Hoffler Properties, Inc.	30,116	276,465
ARMOUR Residential REIT, Inc.	21,428	408,203
Blackstone Mtg. Trust, Inc., Class A	66,323	1,378,192
Braemar Hotels & Resorts, Inc.#	25,176	72,255
Brandywine Realty Trust	64,737	326,922
BrightSpire Capital, Inc.	49,341	307,394
Broadstone Net Lease, Inc.	72,055	1,214,127
BRT Apartments Corp.#	4,305	77,662
CareTrust REIT, Inc.	70,928	1,834,907
CBL & Associates Properties, Inc.	8,351	260,384
Centerspace	6,322	418,453
Chatham Lodging Trust	18,396	148,640
Chimera Investment Corp.	30,766	437,800
City Office REIT, Inc.	14,889	78,316
Claros Mtg. Trust, Inc.	32,972	76,825
Clipper Realty, Inc.	4,541	21,252
Community Healthcare Trust, Inc.	10,383	194,577
COPT Defense Properties	43,004	1,162,398
CTO Realty Growth, Inc.#	11,025	209,916
Curbline Properties Corp.	36,282	893,626
DiamondRock Hospitality Co.	79,027	650,392
Diversified Healthcare Trust	83,429	236,104
Douglas Emmett, Inc.	61,687	1,067,185
Dynex Capital, Inc.	30,163	424,393
Easterly Government Properties, Inc.	37,079	417,880
Ellington Financial, Inc.#	32,240	462,644

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Elme Communities	33,617	$ 584,600
Empire State Realty Trust, Inc., Class A	52,078	482,763
Essential Properties Realty Trust, Inc.	67,017	2,192,796
Farmland Partners, Inc.#	16,805	197,123
Four Corners Property Trust, Inc.	36,854	1,059,553
Franklin BSP Realty Trust, Inc.#	31,361	424,942
Franklin Street Properties Corp.	37,257	70,043
FrontView REIT, Inc.	5,511	94,238
Getty Realty Corp.	19,265	604,921
Gladstone Commercial Corp.	16,154	262,179
Gladstone Land Corp.	12,836	147,101
Global Medical REIT, Inc.#	23,207	204,222
Global Net Lease, Inc.	76,697	613,576
Granite Point Mtg. Trust, Inc.	19,231	56,924
Hudson Pacific Properties, Inc.	52,243	171,357
Independence Realty Trust, Inc.	86,326	1,881,907
Industrial Logistics Properties Trust	24,939	98,260
Innovative Industrial Properties, Inc.	10,765	774,542
InvenTrust Properties Corp.	29,608	881,726
Invesco Mtg. Capital, Inc.#	21,093	185,407
JBG SMITH Properties#	31,154	477,902
Kite Realty Group Trust	82,946	1,901,952
KKR Real Estate Finance Trust, Inc.	22,454	249,015
Ladder Capital Corp.	43,361	514,695
LTC Properties, Inc.	17,080	595,921
LXP Industrial Trust	111,025	994,784
Macerich Co.	90,433	1,631,411
MFA Financial, Inc.	39,100	416,024
National Health Investors, Inc.	15,988	1,145,860
NET Lease Office Properties#†	5,673	184,032
NETSTREIT Corp.	29,703	444,357
New York Mtg. Trust, Inc.	34,663	242,988
NexPoint Diversified Real Estate Trust#	12,814	63,557
Nexpoint Real Estate Finance, Inc.	3,123	51,373
NexPoint Residential Trust, Inc.	8,545	363,590
One Liberty Properties, Inc.	6,063	161,094
Orchid Island Capital, Inc.	30,057	256,987
Orion Office REIT, Inc.	21,446	88,358
Outfront Media, Inc.	56,351	1,048,129
Paramount Group, Inc.	70,474	317,838
Peakstone Realty Trust	13,948	158,170
Pebblebrook Hotel Trust	45,614	563,333
PennyMac Mtg. Investment Trust#	33,193	486,277
Phillips Edison & Co., Inc.	46,901	1,744,717
Piedmont Office Realty Trust, Inc., Class A	47,159	357,937
Plymouth Industrial REIT, Inc.	15,318	265,614
Postal Realty Trust, Inc., Class A	8,386	116,817
PotlatchDeltic Corp.	30,343	1,408,826
Ready Capital Corp.#	61,729	427,782
Redwood Trust, Inc.	50,294	335,964
RLJ Lodging Trust	58,216	539,080
Ryman Hospitality Properties, Inc.	22,403	2,215,433
Sabra Health Care REIT, Inc.	90,341	1,500,564
Safehold, Inc.	19,782	369,132
Saul Centers, Inc.	4,016	150,399
Service Properties Trust	63,016	187,788
Seven Hills Realty Trust#	4,884	62,955
SITE Centers Corp.	18,141	254,155
SL Green Realty Corp.	26,926	1,737,804
Strawberry Fields REIT, Inc.	2,372	27,800
Summit Hotel Properties, Inc.	40,088	259,369
Sunrise Realty Trust, Inc.	2,155	26,248
Security Description	Shares or Principal Amount	Value

REITS (continued)
Sunstone Hotel Investors, Inc.	77,695	$ 814,244
Tanger, Inc.	40,669	1,441,716
Terreno Realty Corp.	36,489	2,474,684
TPG RE Finance Trust, Inc.	22,781	196,600
Two Harbors Investment Corp.	39,663	562,421
UMH Properties, Inc.	27,616	522,771
Uniti Group, Inc.	92,851	532,965
Universal Health Realty Income Trust	4,911	196,047
Urban Edge Properties	48,108	991,025
Veris Residential, Inc.	29,988	507,697
Whitestone REIT	18,926	257,772
Xenia Hotels & Resorts, Inc.	38,945	523,421
		64,802,551
Retail — 3.6%
Abercrombie & Fitch Co., Class A†	19,212	1,978,644
Academy Sports & Outdoors, Inc.	26,312	1,304,812
American Eagle Outfitters, Inc.	67,860	888,287
America's Car-Mart, Inc.†	2,738	114,613
Arko Corp.#	30,747	138,669
Asbury Automotive Group, Inc.†	7,514	2,016,758
Beacon Roofing Supply, Inc.†	23,683	2,733,492
Biglari Holdings, Inc., Class B†	278	68,143
BJ's Restaurants, Inc.†	7,231	275,718
Blink Charging Co.#†	36,747	37,482
Bloomin' Brands, Inc.	29,436	276,110
BlueLinx Holdings, Inc.†	3,123	247,873
Boot Barn Holdings, Inc.†	11,304	1,383,949
Brinker International, Inc.†	16,835	2,774,913
Buckle, Inc.	11,798	472,510
Build-A-Bear Workshop, Inc.#	4,769	195,147
Caleres, Inc.#	13,053	210,937
Camping World Holdings, Inc., Class A	21,436	417,788
Cheesecake Factory, Inc.#	18,442	996,421
Citi Trends, Inc.†	2,437	60,023
Clean Energy Fuels Corp.†	65,204	133,016
Cracker Barrel Old Country Store, Inc.	8,451	382,746
Dave & Buster's Entertainment, Inc.#†	12,351	258,012
Denny's Corp.†	19,259	95,717
Designer Brands, Inc., Class A#	15,487	62,258
Destination XL Group, Inc.#†	20,467	46,869
Dine Brands Global, Inc.	5,816	145,865
El Pollo Loco Holdings, Inc.†	9,859	111,160
EVgo, Inc.†	38,470	101,946
First Watch Restaurant Group, Inc.#†	11,592	247,141
FirstCash Holdings, Inc.	14,711	1,651,751
Foot Locker, Inc.†	31,868	551,954
Genesco, Inc.†	4,028	147,304
GMS, Inc.†	15,080	1,200,519
Group 1 Automotive, Inc.	5,058	2,324,556
GrowGeneration Corp.#†	21,375	24,368
Haverty Furniture Cos., Inc.	5,605	127,962
J. Jill, Inc.	2,312	54,794
Jack in the Box, Inc.#	7,341	282,188
Kura Sushi USA, Inc., Class A†	2,262	140,696
La-Z-Boy, Inc.	16,161	731,124
Leslie's, Inc.#†	68,651	71,397
MarineMax, Inc.†	8,252	209,188
Movado Group, Inc.	5,766	111,341
National Vision Holdings, Inc.†	29,739	377,983
Nu Skin Enterprises, Inc., Class A	18,948	150,068
ODP Corp.†	12,485	194,267
ONE Group Hospitality, Inc.†	7,956	25,937

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
OneWater Marine, Inc., Class A#†	4,564	$ 75,580
Papa John's International, Inc.#	12,703	576,081
Patrick Industries, Inc.#	12,378	1,121,447
PC Connection, Inc.	4,423	282,187
Petco Health & Wellness Co., Inc.#†	32,179	86,562
Portillo's, Inc., Class A#†	20,630	288,201
Potbelly Corp.†	10,486	133,697
PriceSmart, Inc.	9,578	856,177
QVC Group, Inc., Class A†	381	3,806
Sally Beauty Holdings, Inc.†	39,360	355,027
Savers Value Village, Inc.#†	8,936	66,841
Shake Shack, Inc., Class A†	14,525	1,577,415
Shoe Carnival, Inc.	6,828	151,172
Signet Jewelers, Ltd.#	16,148	844,863
Sonic Automotive, Inc., Class A	5,639	384,354
Sweetgreen, Inc., Class A#†	38,260	870,798
Tile Shop Holdings, Inc.#†	10,942	82,831
Tilly's, Inc., Class A†	5,659	21,504
Urban Outfitters, Inc.†	24,201	1,408,256
Vera Bradley, Inc.†	9,374	30,747
Victoria's Secret & Co.#†	29,978	801,312
Warby Parker, Inc., Class A†	33,829	836,591
Winmark Corp.	1,115	374,735
Zumiez, Inc.†	5,917	84,376
		37,868,976
Savings & Loans — 1.0%
Axos Financial, Inc.†	20,873	1,394,316
Banc of California, Inc.	53,087	789,404
Berkshire Hills Bancorp, Inc.	16,400	467,236
Brookline Bancorp, Inc.	33,698	397,636
Capitol Federal Financial, Inc.	47,386	280,525
Essa Bancorp, Inc.	3,202	67,242
First Financial Northwest, Inc.	2,676	56,999
Flagstar Financial, Inc.	96,871	1,162,452
Flushing Financial Corp.	10,522	150,780
FS Bancorp, Inc.	2,544	100,259
Greene County Bancorp, Inc.	2,674	69,257
Hingham Institution for Savings	598	155,307
Home Bancorp, Inc.	2,691	126,477
HomeTrust Bancshares, Inc.	5,629	206,697
Northfield Bancorp, Inc.	14,559	171,505
Northwest Bancshares, Inc.	48,673	614,253
OceanFirst Financial Corp.	21,973	395,734
Pacific Premier Bancorp, Inc.	36,601	874,398
Provident Financial Services, Inc.	48,094	877,715
Southern Missouri Bancorp, Inc.	3,629	211,571
Timberland Bancorp, Inc.	2,877	92,122
WaFd, Inc.	25,511	754,870
WaterStone Financial, Inc.	6,143	86,432
WSFS Financial Corp.	22,587	1,226,248
		10,729,435
Semiconductors — 1.7%
ACM Research, Inc., Class A#†	19,458	504,740
Aehr Test Systems#†	10,829	104,392
Alpha & Omega Semiconductor, Ltd.#†	9,092	275,306
Ambarella, Inc.†	14,472	889,015
Arteris, Inc.†	10,783	98,125
Axcelis Technologies, Inc.†	12,444	681,807
CEVA, Inc.†	8,906	305,120
Cohu, Inc.†	17,681	347,608
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Diodes, Inc.†	17,423	$ 860,348
FormFactor, Inc.†	29,573	984,781
GCT Semiconductor Holding, Inc.†	2,984	5,729
Impinj, Inc.†	8,760	846,742
Kulicke & Soffa Industries, Inc.	20,273	775,848
MaxLinear, Inc.†	30,489	445,444
Navitas Semiconductor Corp.#†	48,191	117,586
Ouster, Inc.#†	17,727	146,248
Penguin Solutions, Inc.†	19,891	396,428
Photronics, Inc.†	23,542	490,615
Power Integrations, Inc.	21,619	1,314,435
QuickLogic Corp.#†	5,267	32,392
Rambus, Inc.†	40,814	2,281,094
Richardson Electronics, Ltd.#	4,693	61,948
Semtech Corp.†	27,752	1,059,849
Silicon Laboratories, Inc.†	12,243	1,717,693
SiTime Corp.†	7,101	1,101,720
SkyWater Technology, Inc.#†	10,403	97,060
Synaptics, Inc.†	15,122	1,000,169
Ultra Clean Holdings, Inc.†	16,904	415,838
Veeco Instruments, Inc.†	21,231	472,177
Vishay Precision Group, Inc.†	4,578	107,766
		17,938,023
Software — 5.1%
8x8, Inc.†	48,826	122,065
ACI Worldwide, Inc.†	40,285	2,310,345
ACV Auctions, Inc., Class A†	56,521	907,727
Adeia, Inc.	41,559	653,308
Agilysys, Inc.†	8,607	697,081
Airship AI Holdings, Inc.#†	3,073	13,030
Alignment Healthcare, Inc.†	38,230	599,829
Alkami Technology, Inc.†	20,274	625,250
Altair Engineering, Inc., Class A†	20,749	2,315,588
Amplitude, Inc., Class A†	29,837	375,648
Appian Corp., Class A†	15,385	499,551
Asana, Inc., Class A†	31,037	597,462
Asure Software, Inc.#†	9,292	97,473
AvePoint, Inc.†	49,198	735,018
AvidXchange Holdings, Inc.†	66,384	504,518
Bandwidth, Inc., Class A†	9,558	152,641
BigBear.ai Holdings, Inc.#†	39,437	203,495
BigCommerce Holdings, Inc., Series 1†	27,268	193,057
Blackbaud, Inc.†	15,484	1,023,492
BlackLine, Inc.†	22,046	1,064,822
Blend Labs, Inc., Class A†	90,630	283,672
Box, Inc., Class A†	53,793	1,759,031
Braze, Inc., Class A†	25,183	931,267
C3.ai, Inc., Class A†	42,257	990,927
Cerence, Inc.†	15,713	179,285
Clear Secure, Inc., Class A	33,533	795,067
Clearwater Analytics Holdings, Inc., Class A†	68,305	2,124,286
Climb Global Solutions, Inc.#	1,605	196,757
CommVault Systems, Inc.†	16,672	2,843,576
Consensus Cloud Solutions, Inc.†	6,885	180,180
CS Disco, Inc.#†	11,104	53,521
CSG Systems International, Inc.	11,306	726,976
Daily Journal Corp.†	531	208,826
Definitive Healthcare Corp.†	20,367	65,785
Digi International, Inc.†	13,644	416,688
Digimarc Corp.#†	5,794	94,732
Digital Turbine, Inc.†	36,653	125,720
DigitalOcean Holdings, Inc.#†	25,070	1,074,250

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Domo, Inc., Class B#†	13,086	$ 99,454
Donnelley Financial Solutions, Inc.†	9,859	488,711
E2open Parent Holdings, Inc.†	78,158	178,982
eGain Corp.†	6,681	32,737
Enfusion, Inc., Class A#†	18,964	217,707
EverCommerce, Inc.#†	8,066	80,015
Evolent Health, Inc., Class A#†	44,095	396,414
Fastly, Inc., Class A#†	49,927	340,003
Freshworks, Inc., Class A†	78,982	1,347,433
GigaCloud Technology, Inc., Class A†	9,068	153,521
Golden Matrix Group, Inc.#†	7,840	16,464
Health Catalyst, Inc.†	22,858	106,747
I3 Verticals, Inc., Class A†	8,814	228,547
IBEX Holdings, Ltd.†	3,269	82,738
Ibotta, Inc., Class A#†	5,970	199,338
Immersion Corp.	11,730	94,309
Innodata, Inc.#†	10,331	544,650
Inspired Entertainment, Inc.†	8,379	90,326
Intapp, Inc.#†	20,371	1,343,671
IonQ, Inc.†	76,798	1,886,927
Jamf Holding Corp.†	31,286	427,992
Kaltura, Inc.†	37,235	78,938
Life360, Inc.†	3,912	176,822
Logility Supply Chain Solutions, Inc.	12,004	169,617
Matterport, Inc.†	101,394	553,294
MeridianLink, Inc.†	12,492	228,104
N-able, Inc.†	27,290	273,719
Olo, Inc., Class A†	40,014	275,696
ON24, Inc.†	10,535	58,785
Outbrain, Inc.†	14,944	74,048
Pagaya Technologies, Ltd., Class A#†	13,753	176,451
PagerDuty, Inc.†	34,204	606,095
PDF Solutions, Inc.†	11,888	267,718
Phreesia, Inc.†	21,137	560,976
Planet Labs PBC†	82,431	380,831
Playstudios, Inc.†	33,625	54,809
Porch Group, Inc.#†	30,162	210,832
Privia Health Group, Inc.#†	38,967	973,006
Progress Software Corp.	16,234	887,026
PROS Holdings, Inc.#†	17,467	422,352
PubMatic, Inc., Class A†	15,972	169,782
Rackspace Technology, Inc.#†	25,809	61,167
Red Violet, Inc.	4,214	171,173
ReposiTrak, Inc.#	4,477	87,928
Sapiens International Corp. NV	11,757	324,258
Schrodinger, Inc.#†	21,239	473,842
SEMrush Holdings, Inc., Class A†	14,062	154,682
Silvaco Group, Inc.†	2,314	14,324
Simulations Plus, Inc.#	6,066	175,793
SolarWinds Corp.	20,787	380,610
SoundHound AI, Inc., Class A#†	117,825	1,274,867
Sprout Social, Inc., Class A†	19,112	506,850
SPS Commerce, Inc.†	14,398	1,917,814
Talkspace, Inc.†	46,956	134,294
Verint Systems, Inc.†	23,340	526,784
Vertex, Inc., Class A†	20,729	669,339
Viant Technology, Inc., Class A†	5,850	116,942
Vimeo, Inc.†	55,489	326,830
Waystar Holding Corp.†	24,200	1,051,974
Weave Communications, Inc.†	15,128	190,613
WM Technology, Inc.#†	32,917	43,121
Workiva, Inc.†	19,292	1,688,436
Security Description	Shares or Principal Amount	Value

Software (continued)
Yext, Inc.†	40,649	$ 276,413
Zeta Global Holdings Corp., Class A†	68,269	1,174,910
		53,440,497
Telecommunications — 1.9%
A10 Networks, Inc.	27,078	562,952
ADTRAN Holdings, Inc.†	30,080	317,946
Anterix, Inc.†	3,895	151,905
Applied Digital Corp.#†	73,235	585,880
AST SpaceMobile, Inc.#†	51,169	1,387,192
ATN International, Inc.	3,953	68,308
Aviat Networks, Inc.#†	4,392	91,924
BlackSky Technology, Inc.#†	9,589	138,753
Calix, Inc.†	22,725	841,279
Clearfield, Inc.†	4,612	149,475
CommScope Holding Co., Inc.†	81,995	520,668
Credo Technology Group Holding, Ltd.†	53,511	2,952,737
DigitalBridge Group, Inc.	60,720	690,386
EchoStar Corp., Class A#†	46,499	1,452,164
Extreme Networks, Inc.†	49,254	760,974
Globalstar, Inc.#†	18,576	401,056
Gogo, Inc.#†	24,742	181,359
Harmonic, Inc.†	42,192	434,999
IDT Corp., Class B	5,890	286,018
Infinera Corp.#†	77,316	514,151
InterDigital, Inc.#	9,662	2,064,190
Lumen Technologies, Inc.†	386,625	1,824,870
NETGEAR, Inc.†	10,649	280,069
Ooma, Inc.†	9,570	137,617
Powerfleet, Inc.†	36,088	254,420
Preformed Line Products Co.	929	121,030
Ribbon Communications, Inc.†	34,965	165,035
Shenandoah Telecommunications Co.	18,604	201,109
Spok Holdings, Inc.	6,987	117,731
Telephone & Data Systems, Inc.	37,677	1,360,140
Viasat, Inc.#†	47,255	413,009
Viavi Solutions, Inc.†	84,105	940,294
		20,369,640
Textiles — 0.1%
UniFirst Corp.	5,751	1,236,005
Therapeutics — 0.0%
Tobira Therapeutics, Inc. CVR†(1)	4,989	0
Toys/Games/Hobbies — 0.0%
Funko, Inc., Class A†	11,935	147,039
JAKKS Pacific, Inc.	3,105	84,084
		231,123
Transportation — 1.2%
Air Transport Services Group, Inc.†	19,576	437,132
ArcBest Corp.	8,993	708,379
Ardmore Shipping Corp.#	15,837	143,483
Costamare, Inc.	16,402	166,972
Covenant Logistics Group, Inc.	6,182	155,601
CryoPort, Inc.#†	16,615	92,546
DHT Holdings, Inc.#	51,559	533,120
Dorian LPG, Ltd.	13,888	282,760
FLEX LNG, Ltd.#	11,663	256,586
Forward Air Corp.#†	9,564	214,903
Genco Shipping & Trading, Ltd.	16,112	230,079
Golden Ocean Group, Ltd.	46,479	450,846
Heartland Express, Inc.	17,811	183,809
Himalaya Shipping, Ltd.#	11,362	61,923

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation (continued)
Hub Group, Inc., Class A	22,884	$ 940,532
International Seaways, Inc.	15,634	521,081
Marten Transport, Ltd.	22,184	326,548
Matson, Inc.	12,510	1,802,316
Nordic American Tankers, Ltd.#	77,860	190,757
PAMT Corp.†	2,279	29,650
Pangaea Logistics Solutions, Ltd.#	11,971	61,292
Proficient Auto Logistics, Inc.#†	5,985	62,603
Radiant Logistics, Inc.†	13,567	91,713
RXO, Inc.#†	60,919	1,247,012
Safe Bulkers, Inc.	23,068	86,274
Scorpio Tankers, Inc.	17,024	678,406
SFL Corp., Ltd.	49,890	450,507
Teekay Corp., Ltd.#	20,988	137,262
Teekay Tankers, Ltd., Class A	9,165	345,887
Universal Logistics Holdings, Inc.#	2,600	70,720
Werner Enterprises, Inc.	23,562	767,179
World Kinect Corp.	21,806	652,872
		12,380,750
Trucking & Leasing — 0.3%
GATX Corp.	13,633	2,277,393
Greenbrier Cos., Inc.	11,720	658,664
Willis Lease Finance Corp.#	1,089	220,250
		3,156,307
Water — 0.3%
American States Water Co.	14,240	1,089,930
California Water Service Group	22,767	1,034,760
Consolidated Water Co., Ltd.#	5,735	155,246
Global Water Resources, Inc.	4,417	50,707
Middlesex Water Co.	6,747	338,227
SJW Group	12,776	672,912
York Water Co.	5,470	175,314
		3,517,096
Total Common Stocks (cost $825,879,162)		986,256,303
WARRANTS — 0.0%
Chemicals — 0.0%
Danimer Scientific, Inc. Expires 07/15/2025†	10,806	141
Oil & Gas — 0.0%
Chord Energy Corp. Expires 09/01/2025†	1,151	3,338
Nabors Industries, Ltd. Expires 06/11/2026#†	1,334	2,668
		6,006
Total Warrants (cost $0)		6,147
Total Long-Term Investment Securities (cost $825,879,162)		986,262,450
SHORT-TERM INVESTMENTS — 2.7%
Unaffiliated Investment Companies — 2.1%
State Street Navigator Securities Lending Government Money Market Portfolio 4.36%(2)(3)	21,681,192	21,681,192
Security Description	Shares or Principal Amount	Value

U.S. Government — 0.6%
United States Treasury Bills
4.16%, 06/12/2025(4)	$ 2,600,000	$ 2,569,473
4.37%, 03/18/2025(4)	4,200,000	4,192,527
		6,762,000
Total Short-Term Investments (cost $28,441,537)		28,443,192
REPURCHASE AGREEMENTS — 5.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 02/28/2025, to be repurchased 03/03/2025 in the amount of $57,738,553 and collateralized by $51,623,400 of United States Treasury Inflation Indexed Notes, bearing interest at 0.13% due 10/15/2026 and having an approximate value of $58,886,872 (cost $57,732,010)	57,732,010	57,732,010
TOTAL INVESTMENTS (cost $912,052,709)	102.0%	1,072,437,652
Other assets less liabilities	(2.0)	(20,815,267)
NET ASSETS	100.0%	$1,051,622,385
#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	The rate shown is the 7-day yield as of February 28, 2025.
(3)	At February 28, 2025, the Fund had loaned securities with a total value of $91,225,044. This was secured by collateral of $21,681,192, which was received in cash and subsequently invested in short-term investments currently valued at $21,681,192 as reported in the Portfolio of Investments. Additional collateral of $71,676,676 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2025
Federal Farm Credit Bank	0.55% to 0.78%	06/16/2025 to 09/16/2025	$845,359
Federal Home Loan Bank	0.55% to 1.10%	05/23/2025 to 08/20/2026	4,314,677
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	420,173
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	2,304,625
Government National Mtg. Assoc.	6.00%	09/20/2053	135,629
United States Treasury Bills	0.00%	03/18/2025 to 11/28/2025	1,127,767
United States Treasury Notes/Bonds	0.00% to 6.25%	04/15/2025 to 02/15/2055	62,528,446
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
CVR—Contingent Value Rights
NYSE—New York Stock Exchange

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
610	Long	E-Mini Russell 2000 Index	March 2025	$69,925,345	$66,041,650	$(3,883,695)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$76,046,707	$—	$31,453	$76,078,160
Oil & Gas	22,880,929	—	0	22,880,929
Pharmaceuticals	25,983,760	—	465	25,984,225
Therapeutics	—	—	0	0
Other Industries	861,312,989	—	—	861,312,989
Warrants	6,147	—	—	6,147
Short-Term Investments:
U.S. Government	—	6,762,000	—	6,762,000
Other Short-Term Investments	21,681,192	—	—	21,681,192
Repurchase Agreements	—	57,732,010	—	57,732,010
Total Investments at Value	$1,007,911,724	$64,494,010	$31,918	$1,072,437,652
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$3,883,695	$—	$—	$3,883,695
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Small Cap Special Values Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.1%
Apparel — 1.4%
Crocs, Inc.†	5,870	$ 584,476
Levi Strauss & Co., Class A	48,774	876,469
Steven Madden, Ltd.	38,391	1,258,841
		2,719,786
Auto Parts & Equipment — 1.4%
Douglas Dynamics, Inc.	78,499	2,122,613
Holley, Inc.#†	223,690	608,437
		2,731,050
Banks — 11.0%
Associated Banc-Corp.	62,057	1,542,116
Atlantic Union Bankshares Corp.	22,013	785,204
BOK Financial Corp.	7,163	780,480
Hancock Whitney Corp.	61,208	3,496,813
Old National Bancorp	42,495	1,009,256
Renasant Corp.#	55,249	2,000,014
SouthState Corp.	33,810	3,408,048
UMB Financial Corp.	55,647	6,139,534
Webster Financial Corp.	38,971	2,194,847
		21,356,312
Beverages — 1.1%
Primo Brands Corp.	64,206	2,163,100
Building Materials — 5.6%
Eagle Materials, Inc.	21,007	4,751,993
Griffon Corp.	6,349	459,287
Simpson Manufacturing Co., Inc.	9,379	1,541,908
Titan America SA†	55,877	877,269
UFP Industries, Inc.	30,452	3,258,364
		10,888,821
Chemicals — 9.3%
Avient Corp.	108,954	4,659,963
Ecovyst, Inc.#†	160,848	1,092,158
Innospec, Inc.	62,157	6,427,655
Mativ Holdings, Inc.	127,792	863,874
Minerals Technologies, Inc.	14,982	1,029,863
NewMarket Corp.	5,230	2,981,675
Quaker Chemical Corp.#	8,355	1,161,512
		18,216,700
Coal — 0.2%
Core Natural Resources, Inc.	4,534	336,649
Commercial Services — 5.1%
Alight, Inc., Class A	74,416	508,261
API Group Corp.†	36,748	1,443,094
CBIZ, Inc.†	16,016	1,251,971
Custom Truck One Source, Inc.#†	134,706	596,747
Ennis, Inc.	51,724	1,096,549
Euronet Worldwide, Inc.†	13,737	1,407,493
Korn Ferry	42,818	2,811,002
Matthews International Corp., Class A	27,342	681,363
WillScot Holdings Corp.†	4,010	132,129
		9,928,609
Computers — 2.5%
Diebold Nixdorf, Inc.#†	23,148	1,023,836
Insight Enterprises, Inc.†	2,325	357,771
Kyndryl Holdings, Inc.†	54,331	2,068,924
Maximus, Inc.	21,149	1,378,915
		4,829,446
Security Description	Shares or Principal Amount	Value

Cosmetics/Personal Care — 2.6%
Edgewell Personal Care Co.	19,132	$ 602,084
Perrigo Co. PLC	33,819	980,751
Prestige Consumer Healthcare, Inc.†	41,038	3,477,970
		5,060,805
Distribution/Wholesale — 0.4%
VSE Corp.#	7,249	859,006
Diversified Financial Services — 1.4%
Air Lease Corp.	31,271	1,498,507
GlassBridge Enterprises, Inc.#†	292	9,052
Marex Group PLC	26,772	980,926
Westwood Holdings Group, Inc.	18,724	295,839
		2,784,324
Electrical Components & Equipment — 2.2%
Belden, Inc.	30,097	3,311,573
Novanta, Inc.†	6,097	881,870
		4,193,443
Electronics — 1.9%
Atkore, Inc.	25,039	1,539,898
Atmus Filtration Technologies, Inc.	24,892	990,702
Ingram Micro Holding Corp.†	27,784	599,023
Knowles Corp.†	30,329	503,158
		3,632,781
Entertainment — 1.1%
Genius Sports, Ltd.†	51,574	447,663
Pursuit Attractions & Hospitality, Inc.†	44,999	1,786,460
		2,234,123
Food — 5.1%
J&J Snack Foods Corp.	45,159	5,935,699
Nomad Foods, Ltd.	152,849	2,888,846
Tootsie Roll Industries, Inc.#	35,975	1,114,865
		9,939,410
Gas — 0.5%
MDU Resources Group, Inc.	56,467	974,056
Hand/Machine Tools — 3.4%
Franklin Electric Co., Inc.	64,407	6,579,175
Healthcare-Products — 2.1%
Azenta, Inc.#†	22,569	984,460
CONMED Corp.#	7,844	464,129
Haemonetics Corp.†	23,566	1,543,573
Varex Imaging Corp.†	82,514	1,061,130
		4,053,292
Healthcare-Services — 0.2%
Ardent Health Partners LLC†	24,793	363,465
Household Products/Wares — 5.1%
ACCO Brands Corp.	199,047	929,550
Central Garden & Pet Co.#†	36,118	1,274,604
Central Garden & Pet Co., Class A†	63,627	2,002,978
Quanex Building Products Corp.#	83,907	1,618,566
Spectrum Brands Holdings, Inc.	53,262	4,124,609
		9,950,307
Insurance — 5.4%
Abacus Life, Inc.†	44,585	346,871
CNO Financial Group, Inc.	20,641	860,523
Hanover Insurance Group, Inc.	20,117	3,430,552
ProAssurance Corp.†	41,783	653,486

VALIC Company I Small Cap Special Values Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Stewart Information Services Corp.	53,403	$ 3,802,294
White Mountains Insurance Group, Ltd.	731	1,351,985
		10,445,711
Internet — 0.2%
Ziff Davis, Inc.†	8,003	328,603
Investment Companies — 2.5%
Compass Diversified Holdings	139,534	3,054,399
MidCap Financial Investment Corp.#	62,406	859,955
New Mountain Finance Corp.	89,672	1,044,679
		4,959,033
Lodging — 0.2%
Boyd Gaming Corp.	6,324	482,268
Machinery-Diversified — 3.1%
Alamo Group, Inc.	19,280	3,373,614
CSW Industrials, Inc.	1,849	565,961
Gates Industrial Corp. PLC†	96,189	2,081,530
		6,021,105
Media — 0.4%
DallasNews Corp.#	14,253	94,497
Thryv Holdings, Inc.†	35,023	603,797
		698,294
Metal Fabricate/Hardware — 5.0%
Hillman Solutions Corp.†	227,377	2,219,199
Janus International Group, Inc.#†	88,907	719,258
Mayville Engineering Co., Inc.#†	61,763	923,357
Mueller Industries, Inc.	70,770	5,674,339
Timken Co.	2,924	236,844
		9,772,997
Miscellaneous Manufacturing — 0.4%
Myers Industries, Inc.	66,191	725,453
Oil & Gas — 3.9%
Berry Corp.	86,060	350,264
Chord Energy Corp.	22,518	2,573,808
Magnolia Oil & Gas Corp., Class A#	88,544	2,072,815
Northern Oil & Gas, Inc.	43,170	1,359,855
Patterson-UTI Energy, Inc.	153,881	1,278,751
		7,635,493
Oil & Gas Services — 0.6%
Forum Energy Technologies, Inc.†	10,077	188,037
Liberty Energy, Inc.	60,334	1,041,968
		1,230,005
Packaging & Containers — 4.2%
Berry Global Group, Inc.	26,075	1,881,833
Silgan Holdings, Inc.	78,560	4,266,594
TriMas Corp.	97,897	2,005,909
		8,154,336
Pharmaceuticals — 0.2%
Premier, Inc., Class A#	21,510	391,052
REITS — 4.3%
AGNC Investment Corp.#	233,476	2,435,154
Agree Realty Corp.	21,260	1,568,988
Elme Communities	67,690	1,177,129
Security Description	Shares or Principal Amount	Value

REITS (continued)
New York Mtg. Trust, Inc.	117,777	$ 825,617
Two Harbors Investment Corp.	166,944	2,367,266
		8,374,154
Retail — 1.3%
Denny's Corp.#†	185,574	922,303
Five Below, Inc.†	4,010	348,429
Foot Locker, Inc.†	26,452	458,149
Jack in the Box, Inc.#	22,967	882,851
		2,611,732
Semiconductors — 0.2%
Diodes, Inc.†	7,147	352,919
Software — 0.7%
E2open Parent Holdings, Inc.†	115,854	265,306
Progress Software Corp.	18,251	997,235
Synchronoss Technologies, Inc.†	20,645	185,598
		1,448,139
Special Purpose Acquisition Company — 0.0%
Pershing Square Tontine Holdings, Ltd.†(1)	60,410	0
Transportation — 0.9%
Werner Enterprises, Inc.	55,834	1,817,955
Total Common Stocks (cost $173,753,928)		189,243,909
RIGHTS — 0.0%
Special Purpose Acquisition Company — 0.0%
Pershing Square SPARC Holdings, Ltd.†(1)(2) (cost $0)	15,102	0
Total Long-Term Investment Securities (cost $173,753,928)		189,243,909
SHORT-TERM INVESTMENTS — 2.9%
Unaffiliated Investment Companies — 2.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.31%(3)	5,322,027	5,322,027
State Street Navigator Securities Lending Government Money Market Portfolio 4.36%(3)(4)	454,638	454,638
Total Short-Term Investments (cost $5,776,665)		5,776,665
TOTAL INVESTMENTS (cost $179,530,593)	100.0%	195,020,574
Other assets less liabilities	(0.0)	(69,308)
NET ASSETS	100.0%	$194,951,266
†	Non-income producing security
#	The security or a portion thereof is out on loan.

VALIC Company I Small Cap Special Values Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2025, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Rights
Pershing Square SPARC Holdings, Ltd.	07/26/2022	15,102	$0	$0	$0.00	0.0%
(3)	The rate shown is the 7-day yield as of February 28, 2025.
(4)	At February 28, 2025, the Fund had loaned securities with a total value of $14,046,312. This was secured by collateral of $454,638, which was received in cash and subsequently invested in short-term investments currently valued at $454,638 as reported in the Portfolio of Investments. Additional collateral of $14,078,343 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2025
Federal Farm Credit Bank	0.55% to 0.78%	06/16/2025 to 09/16/2025	$100,341
Federal Home Loan Bank	0.55% to 1.10%	05/23/2025 to 08/20/2026	512,136
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	49,873
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	273,550
United States Treasury Bills	0.00%	03/18/2025 to 08/14/2025	199,731
United States Treasury Notes/Bonds	0.00% to 6.25%	04/15/2025 to 02/15/2055	12,942,712
The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Diversified Financial Services	$2,775,272	$9,052	$—	$2,784,324
Special Purpose Acquisition Company	—	—	0	0
Other Industries	186,459,585	—	—	186,459,585
Rights	—	—	0	0
Short-Term Investments	5,776,665	—	—	5,776,665
Total Investments at Value	$195,011,522	$9,052	$0	$195,020,574
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.4%
Advertising — 0.2%
Stagwell, Inc.†	86,680	$ 562,553
Aerospace/Defense — 0.1%
Standardaero, Inc.†	12,629	356,517
Agriculture — 0.8%
Andersons, Inc.	17,297	739,966
Dole PLC	101,853	1,490,109
Fresh Del Monte Produce, Inc.	13,949	425,305
		2,655,380
Airlines — 0.6%
SkyWest, Inc.†	13,558	1,341,022
Sun Country Airlines Holdings, Inc.†	26,677	429,766
		1,770,788
Auto Manufacturers — 0.1%
Blue Bird Corp.†	10,445	367,037
Auto Parts & Equipment — 1.5%
Adient PLC†	75,402	1,193,614
Aurora Innovation, Inc.#†	123,989	901,400
Dana, Inc.	64,129	953,598
Goodyear Tire & Rubber Co.†	39,545	373,700
Phinia, Inc.	21,338	1,052,177
SES AI Corp.#†	42,115	27,939
Titan International, Inc.#†	39,792	339,028
		4,841,456
Banks — 19.1%
1st Source Corp.	3,716	241,168
Amalgamated Financial Corp.	15,125	490,806
Amerant Bancorp, Inc.	7,296	167,516
Ameris Bancorp	36,397	2,350,518
Associated Banc-Corp.	6,516	161,923
Atlantic Union Bankshares Corp.	8,258	294,563
Bancorp, Inc.†	19,980	1,115,284
Bank of N.T. Butterfield & Son, Ltd.	42,498	1,648,922
BankUnited, Inc.	25,837	970,954
Banner Corp.	18,281	1,261,023
BayCom Corp.	2,450	67,375
Bridgewater Bancshares, Inc.†	4,180	60,610
Business First Bancshares, Inc.	26,343	698,880
Byline Bancorp, Inc.	37,034	1,056,950
Cadence Bank	10,205	338,398
Capital City Bank Group, Inc.	5,084	188,616
Central Pacific Financial Corp.	15,166	440,421
CNB Financial Corp.	11,423	285,004
Community Financial System, Inc.	4,522	286,197
Community Trust Bancorp, Inc.	4,760	259,848
ConnectOne Bancorp, Inc.	60,276	1,538,846
CrossFirst Bankshares, Inc.†	9,323	149,075
Customers Bancorp, Inc.†	30,107	1,625,778
CVB Financial Corp.	14,146	285,325
Dime Community Bancshares, Inc.	8,293	257,083
Eastern Bankshares, Inc.	107,133	1,916,609
Enterprise Financial Services Corp.	36,885	2,179,166
Equity Bancshares, Inc., Class A	29,691	1,274,932
FB Financial Corp.	5,125	258,915
Financial Institutions, Inc.	22,214	622,436
First BanCorp.	75,578	1,471,504
First Bancshares, Inc.	31,351	1,118,290
First Commonwealth Financial Corp.	6,080	99,955
First Financial Corp.	15,450	798,920
Security Description	Shares or Principal Amount	Value

Banks (continued)
First Interstate BancSystem, Inc., Class A	6,721	$ 206,335
First Merchants Corp.	32,266	1,413,251
First Mid Bancshares, Inc.	18,186	692,887
Hancock Whitney Corp.	20,135	1,150,313
Hanmi Financial Corp.	38,048	913,533
HBT Financial, Inc.	2,869	71,725
Heritage Commerce Corp.	120,140	1,274,685
Hilltop Holdings, Inc.	36,633	1,171,890
Home BancShares, Inc.	26,557	795,382
Hope Bancorp, Inc.	37,093	405,056
Independent Bank Corp.	12,232	838,626
Mercantile Bank Corp.	3,352	161,600
Merchants Bancorp	19,083	777,060
Metropolitan Bank Holding Corp.†	10,239	618,743
Mid Penn Bancorp, Inc.	3,336	94,742
Midland States Bancorp, Inc.	5,539	107,346
MVB Financial Corp.	2,456	45,411
National Bank Holdings Corp., Class A	5,038	210,941
Nicolet Bankshares, Inc.	925	110,880
OFG Bancorp	30,702	1,304,528
Old National Bancorp	149,299	3,545,851
Old Second Bancorp, Inc.	74,266	1,362,038
Origin Bancorp, Inc.	11,336	438,930
Orrstown Financial Services, Inc.	4,136	138,556
Pathward Financial, Inc.	26,397	2,046,031
Peapack-Gladstone Financial Corp.#	11,198	362,367
Pinnacle Financial Partners, Inc.	6,650	759,829
Preferred Bank	10,393	922,379
Premier Financial Corp.	23,284	652,883
QCR Holdings, Inc.	25,813	1,944,493
Seacoast Banking Corp. of Florida	19,553	552,959
Sierra Bancorp	4,933	151,542
SmartFinancial, Inc.	4,101	142,387
South Plains Financial, Inc.	15,972	562,853
Southside Bancshares, Inc.	15,580	479,085
SouthState Corp.	8,334	840,067
Texas Capital Bancshares, Inc.†	11,416	903,691
Towne Bank	18,214	671,732
TriCo Bancshares	11,122	486,254
Trustmark Corp.	5,399	197,549
UMB Financial Corp.	13,318	1,469,375
United Bankshares, Inc.	16,112	582,288
United Community Banks, Inc.	4,269	137,590
Unity Bancorp, Inc.	5,420	257,396
Univest Financial Corp.	7,733	236,320
Veritex Holdings, Inc.	37,506	987,908
WesBanco, Inc.	8,222	288,346
Wintrust Financial Corp.	9,551	1,188,813
		60,656,256
Beverages — 0.2%
Primo Brands Corp.	21,171	713,251
Biotechnology — 3.4%
Akero Therapeutics, Inc.†	18,542	910,783
ANI Pharmaceuticals, Inc.†	12,914	799,247
Aurinia Pharmaceuticals, Inc.†	40,795	324,320
Avidity Biosciences, Inc.†	6,307	193,247
Beam Therapeutics, Inc.#†	30,886	813,537
Biohaven, Ltd.†	996	37,031
Compass Therapeutics, Inc.†	336,065	974,589
Cytek Biosciences, Inc.†	54,493	244,674
Cytokinetics, Inc.†	12,746	586,316
Denali Therapeutics, Inc.†	10,047	166,378

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Erasca, Inc.†	207,258	$ 283,943
Intellia Therapeutics, Inc.#†	19,949	201,285
iTeos Therapeutics, Inc.†	95,065	690,172
Prothena Corp. PLC#†	41,271	652,495
Relay Therapeutics, Inc.†	68,647	234,086
Syndax Pharmaceuticals, Inc.†	31,794	497,258
Tenaya Therapeutics, Inc.#†	356,353	359,917
Travere Therapeutics, Inc.†	42,732	914,465
Verve Therapeutics, Inc.†	14,531	91,981
Vir Biotechnology, Inc.†	63,600	533,604
Viridian Therapeutics, Inc.†	37,716	585,730
Wave Life Sciences, Ltd.†	58,165	614,804
Zentalis Pharmaceuticals, Inc.†	47,140	97,580
		10,807,442
Building Materials — 1.8%
Boise Cascade Co.	9,535	988,398
Gibraltar Industries, Inc.†	1,387	91,140
Griffon Corp.	21,399	1,548,004
Modine Manufacturing Co.†	15,354	1,298,334
UFP Industries, Inc.	16,544	1,770,208
		5,696,084
Chemicals — 1.3%
AdvanSix, Inc.	2,049	57,208
Avient Corp.	16,970	725,807
Ecovyst, Inc.#†	11,298	76,713
H.B. Fuller Co.	16,723	948,863
Innospec, Inc.	8,326	860,992
Minerals Technologies, Inc.	5,579	383,501
Perimeter Solutions, Inc.†	94,220	996,848
Tronox Holdings PLC	29,432	228,392
		4,278,324
Coal — 0.7%
Core Natural Resources, Inc.#	10,366	769,675
Peabody Energy Corp.#	26,935	371,434
SunCoke Energy, Inc.	24,374	221,072
Warrior Met Coal, Inc.	16,440	791,422
		2,153,603
Commercial Services — 4.2%
ABM Industries, Inc.	44,416	2,413,121
Adtalem Global Education, Inc.†	13,448	1,375,865
API Group Corp.†	32,758	1,286,407
Barrett Business Services, Inc.	23,985	965,396
GEO Group, Inc.†	18,262	499,648
Healthcare Services Group, Inc.†	48,247	506,594
Heidrick & Struggles International, Inc.	8,009	328,289
John Wiley & Sons, Inc., Class A	20,056	799,833
KinderCare Learning Cos., Inc.†	51,288	998,064
Korn Ferry	21,349	1,401,562
Laureate Education, Inc.†	26,052	519,477
LiveRamp Holdings, Inc.†	41,091	1,227,799
Marqeta, Inc., Class A†	116,551	487,183
Mister Car Wash, Inc.†	14,440	122,596
Perdoceo Education Corp.	12,942	331,315
StoneCo., Ltd., Class A#†	24,283	224,618
		13,487,767
Computers — 0.9%
ASGN, Inc.†	14,012	944,129
Conduent, Inc.†	124,921	442,220
Security Description	Shares or Principal Amount	Value

Computers (continued)
OneSpan, Inc.	38,886	$ 623,731
Unisys Corp.†	94,305	406,455
V2X, Inc.†	12,148	569,984
		2,986,519
Cosmetics/Personal Care — 0.4%
Edgewell Personal Care Co.	19,763	621,942
Honest Co., Inc.†	48,231	260,447
Prestige Consumer Healthcare, Inc.†	6,136	520,026
		1,402,415
Distribution/Wholesale — 1.7%
G-III Apparel Group, Ltd.†	7,992	216,344
Hudson Technologies, Inc.†	18,025	103,824
MRC Global, Inc.†	42,179	513,318
Resideo Technologies, Inc.†	54,923	1,055,071
Rush Enterprises, Inc., Class A	40,329	2,351,987
WESCO International, Inc.	6,694	1,208,066
		5,448,610
Diversified Financial Services — 4.0%
BGC Group, Inc., Class A	68,011	673,309
Bread Financial Holdings, Inc.	6,759	364,986
Burford Capital, Ltd.#	51,224	799,094
Enact Holdings, Inc.	39,909	1,372,072
Enova International, Inc.†	16,721	1,727,948
Mr. Cooper Group, Inc.†	24,001	2,696,992
Navient Corp.	28,083	401,868
PennyMac Financial Services, Inc.	7,579	785,563
Radian Group, Inc.	41,159	1,354,543
StoneX Group, Inc.†	14,951	1,804,137
Victory Capital Holdings, Inc., Class A	58	3,714
Virtus Investment Partners, Inc.	3,101	582,275
		12,566,501
Electric — 2.8%
Avista Corp.	4,405	176,068
Black Hills Corp.	14,631	895,124
Clearway Energy, Inc., Class A	20,439	540,816
Clearway Energy, Inc., Class C	4,400	123,288
IDACORP, Inc.	13,577	1,600,864
Northwestern Energy Group, Inc.	8,077	451,747
Portland General Electric Co.	45,331	2,032,189
TXNM Energy, Inc.	29,166	1,523,923
Unitil Corp.	29,091	1,632,005
		8,976,024
Electrical Components & Equipment — 0.4%
EnerSys	12,758	1,294,809
Electronics — 2.2%
Bel Fuse, Inc., Class A	7,604	619,802
Benchmark Electronics, Inc.	31,151	1,244,794
Knowles Corp.†	95,353	1,581,906
Plexus Corp.†	4,746	630,839
Sanmina Corp.†	26,524	2,172,846
TTM Technologies, Inc.†	6,457	155,678
Vishay Intertechnology, Inc.	28,998	497,026
		6,902,891
Energy-Alternate Sources — 0.1%
REX American Resources Corp.†	2,568	99,176

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy-Alternate Sources (continued)
Sunnova Energy International, Inc.#†	22,871	$ 37,966
Sunrun, Inc.#†	20,969	152,025
		289,167
Engineering & Construction — 1.6%
Arcosa, Inc.	21,006	1,761,983
Fluor Corp.†	20,913	795,322
MYR Group, Inc.†	8,833	1,083,986
Primoris Services Corp.	9,668	693,582
Tutor Perini Corp.†	23,725	697,278
		5,032,151
Entertainment — 0.5%
Cinemark Holdings, Inc.†	5,403	138,371
International Game Technology PLC	74,663	1,323,775
		1,462,146
Food — 0.8%
Cal-Maine Foods, Inc.	15,866	1,434,127
United Natural Foods, Inc.†	5,934	188,642
Weis Markets, Inc.	10,761	796,099
		2,418,868
Gas — 1.8%
Chesapeake Utilities Corp.	5,526	701,415
New Jersey Resources Corp.	20,302	982,211
Northwest Natural Holding Co.	16,170	661,030
ONE Gas, Inc.	23,038	1,731,306
Southwest Gas Holdings, Inc.	13,871	1,041,018
Spire, Inc.	8,790	675,599
		5,792,579
Hand/Machine Tools — 0.2%
Kennametal, Inc.	26,776	592,553
Healthcare-Products — 1.6%
Adaptive Biotechnologies Corp.#†	85,075	702,719
Alphatec Holdings, Inc.†	61,907	775,695
Embecta Corp.	11,152	150,552
ICU Medical, Inc.†	9,581	1,401,988
Inmode, Ltd.†	52,869	989,708
Omnicell, Inc.†	21,306	810,906
OraSure Technologies, Inc.†	56,112	195,270
		5,026,838
Healthcare-Services — 0.7%
Addus HomeCare Corp.†	5,311	508,635
Blade Air Mobility, Inc.†	25,579	86,457
Oscar Health, Inc., Class A#†	13,112	191,566
Pediatrix Medical Group, Inc. †	88,335	1,304,708
		2,091,366
Home Builders — 2.3%
Century Communities, Inc.	7,617	528,848
Champion Homes, Inc.†	8,323	853,107
Green Brick Partners, Inc.†	9,094	543,185
KB Home	16,017	977,037
M/I Homes, Inc.†	7,891	924,273
Meritage Homes Corp.	19,530	1,415,339
Taylor Morrison Home Corp.†	23,477	1,447,122
Tri Pointe Homes, Inc.†	19,613	620,948
		7,309,859
Security Description	Shares or Principal Amount	Value

Home Furnishings — 0.8%
Daktronics, Inc.†	71,324	$ 1,088,404
MillerKnoll, Inc.	35,441	761,982
Xperi, Inc.†	96,465	816,094
		2,666,480
Household Products/Wares — 0.6%
ACCO Brands Corp.	22,343	104,342
Central Garden & Pet Co., Class A†	35,779	1,126,323
Helen of Troy, Ltd.†	12,228	672,907
		1,903,572
Insurance — 2.6%
CNO Financial Group, Inc.	53,794	2,242,672
Essent Group, Ltd.	33,541	1,932,632
Genworth Financial, Inc.,†	52,814	367,057
Hamilton Insurance Group, Ltd., Class B†	30,096	588,678
Jackson Financial, Inc., Class A	17,294	1,584,649
NMI Holdings, Inc.†	30,283	1,103,513
RLI Corp.	5,973	454,486
Selective Insurance Group, Inc.	1,509	129,842
		8,403,529
Internet — 0.5%
BARK, Inc.#†	13,920	23,525
Lands' End, Inc.†	6,225	73,330
Magnite, Inc.#†	63,223	997,027
Open Lending Corp.#†	24,150	117,852
Opendoor Technologies, Inc.#†	117,840	157,906
QuinStreet, Inc.†	13,700	268,246
Shutterstock, Inc.#	4,102	88,152
		1,726,038
Investment Companies — 0.9%
Cipher Mining, Inc.#†	142,722	582,306
Core Scientific, Inc.†	50,147	559,641
Hut 8 Corp.†	18,248	269,158
MARA Holdings, Inc.#†	48,882	680,437
Riot Platforms, Inc.#†	91,528	849,380
		2,940,922
Iron/Steel — 0.9%
Carpenter Technology Corp.	2,682	555,362
Commercial Metals Co.	45,447	2,201,452
		2,756,814
Leisure Time — 0.7%
Life Time Group Holdings, Inc.†	35,817	1,090,986
Peloton Interactive, Inc., Class A†	130,901	985,684
		2,076,670
Machinery-Construction & Mining — 0.2%
Terex Corp.	14,989	610,052
Machinery-Diversified — 0.7%
DXP Enterprises, Inc.†	3,887	351,657
Ichor Holdings, Ltd.†	51,853	1,518,774
Thermon Group Holdings, Inc.†	13,137	387,542
		2,257,973
Media — 0.5%
AMC Networks, Inc., Class A†	8,995	65,663
Gray Media, Inc.	32,651	122,768

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Liberty Latin America, Ltd., Class C†	189,512	$ 1,271,625
Scholastic Corp.	11,731	256,792
		1,716,848
Metal Fabricate/Hardware — 0.9%
Hillman Solutions Corp.†	77,843	759,748
Mueller Industries, Inc.	24,322	1,950,138
		2,709,886
Mining — 0.5%
Coeur Mining, Inc.†	45,126	232,399
Constellium SE†	20,179	229,637
Hecla Mining Co.	157,339	807,149
Uranium Energy Corp.†	53,524	299,734
		1,568,919
Multi-National — 0.4%
Banco Latinoamericano de Comercio Exterior SA, Class E	27,670	1,172,378
Oil & Gas — 4.1%
California Resources Corp.	12,043	537,359
Chord Energy Corp.	4,367	499,148
CNX Resources Corp.†	8,523	246,315
CVR Energy, Inc.#	17,836	328,539
Gulfport Energy Corp.†	8,789	1,492,372
Helmerich & Payne, Inc.	17,017	451,121
Magnolia Oil & Gas Corp., Class A#	11,608	271,743
Matador Resources Co.	31,432	1,645,151
Murphy Oil Corp.	39,851	1,055,653
Noble Corp. PLC	16,901	437,736
Ovintiv, Inc.	21,837	949,036
Par Pacific Holdings, Inc.†	6,653	95,604
Patterson-UTI Energy, Inc.	110,571	918,845
PBF Energy, Inc., Class A#	16,926	362,724
Permian Resources Corp.	98,361	1,385,906
SM Energy Co.	50,751	1,660,065
Valaris, Ltd.#†	16,844	601,331
		12,938,648
Oil & Gas Services — 1.4%
DNOW, Inc.†	80,451	1,285,607
Expro Group Holdings NV†	21,553	256,265
Helix Energy Solutions Group, Inc.†	15,488	133,506
Liberty Energy, Inc.	99,484	1,718,089
Select Water Solutions, Inc.	76,829	931,936
		4,325,403
Packaging & Containers — 0.2%
Greif, Inc., Class A	7,594	434,832
O-I Glass, Inc.†	19,744	226,464
		661,296
Pharmaceuticals — 1.7%
ACELYRIN, Inc.#†	87,056	233,310
Amneal Pharmaceuticals, Inc.†	91,307	791,632
BellRing Brands, Inc.†	4,160	304,845
Enanta Pharmaceuticals, Inc.†	19,487	151,609
Nature's Sunshine Products, Inc.†	6,859	99,935
Neurogene, Inc.#†	33,370	590,315
Option Care Health, Inc.†	58,590	1,962,765
Pacira BioSciences, Inc.†	49,497	1,190,403
		5,324,814
Security Description	Shares or Principal Amount	Value

Real Estate — 0.3%
Anywhere Real Estate, Inc.†	25,230	$ 87,548
Cushman & Wakefield PLC#†	41,830	497,359
Newmark Group, Inc., Class A	31,964	468,912
		1,053,819
REITS — 12.2%
Agree Realty Corp.	8,018	591,728
Alexander & Baldwin, Inc.	44,867	812,541
American Assets Trust, Inc.	33,062	742,573
American Healthcare REIT, Inc.	36,996	1,102,111
Apple Hospitality REIT, Inc.	53,080	786,115
Armada Hoffler Properties, Inc.	15,843	145,439
Brandywine Realty Trust	40,920	206,646
BrightSpire Capital, Inc.	134,397	837,293
Broadstone Net Lease, Inc.	115,907	1,953,033
CareTrust REIT, Inc.	35,709	923,792
Chatham Lodging Trust	70,452	569,252
City Office REIT, Inc.	17,825	93,760
Community Healthcare Trust, Inc.	7,676	143,848
COPT Defense Properties	76,960	2,080,229
Curbline Properties Corp.	15,714	387,036
DiamondRock Hospitality Co.	139,949	1,151,780
Empire State Realty Trust, Inc., Class A	72,342	670,610
Essential Properties Realty Trust, Inc.	46,732	1,529,071
First Industrial Realty Trust, Inc.	5,833	332,948
Independence Realty Trust, Inc.	59,698	1,301,416
InvenTrust Properties Corp.	25,013	744,887
Kimco Realty Corp.	11,754	259,763
Kite Realty Group Trust	69,619	1,596,364
KKR Real Estate Finance Trust, Inc.	58,126	644,617
Ladder Capital Corp.	178,207	2,115,317
LXP Industrial Trust	145,760	1,306,010
Macerich Co.	26,996	487,008
MFA Financial, Inc.	24,510	260,786
Outfront Media, Inc.	18,305	340,473
Paramount Group, Inc.	42,957	193,736
Phillips Edison & Co., Inc.	71,475	2,658,870
Piedmont Office Realty Trust, Inc., Class A	94,235	715,244
Plymouth Industrial REIT, Inc.	36,158	626,980
PotlatchDeltic Corp.	61,136	2,838,544
Redwood Trust, Inc.	27,089	180,955
RLJ Lodging Trust	87,282	808,231
Ryman Hospitality Properties, Inc.	10,813	1,069,298
Sabra Health Care REIT, Inc.	126,827	2,106,596
SL Green Realty Corp.	19,890	1,283,701
TPG RE Finance Trust, Inc.	52,310	451,435
UMH Properties, Inc.	10,745	203,403
Veris Residential, Inc.	18,202	308,160
Xenia Hotels & Resorts, Inc.	92,086	1,237,636
		38,799,235
Retail — 3.1%
American Eagle Outfitters, Inc.	23,093	302,287
Arko Corp.#	42,058	189,682
Asbury Automotive Group, Inc.†	6,067	1,628,383
Beacon Roofing Supply, Inc.†	4,093	472,414
Biglari Holdings, Inc., Class B†	1,372	336,305
BJ's Restaurants, Inc.†	4,209	160,489
BlueLinx Holdings, Inc.†	3,874	307,479
Brinker International, Inc.†	635	104,667
Citi Trends, Inc.†	13,722	337,973
El Pollo Loco Holdings, Inc.†	25,494	287,445
EVgo, Inc.†	45,391	120,286

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Foot Locker, Inc.†	43,454	$ 752,623
Genesco, Inc.†	14,741	539,078
Group 1 Automotive, Inc.	4,328	1,989,062
National Vision Holdings, Inc.†	32,786	416,710
Petco Health & Wellness Co., Inc.#†	35,647	95,891
Portillo's, Inc., Class A#†	41,253	576,304
Shoe Carnival, Inc.	4,994	110,567
Sonic Automotive, Inc., Class A	9,004	613,713
Sweetgreen, Inc., Class A#†	4,392	99,962
Victoria's Secret & Co.#†	18,535	495,441
		9,936,761
Savings & Loans — 1.8%
Axos Financial, Inc.†	18,515	1,236,802
Banc of California, Inc.	85,371	1,269,467
Brookline Bancorp, Inc.	34,840	411,112
Capitol Federal Financial, Inc.	49,118	290,778
HomeTrust Bancshares, Inc.	8,282	304,115
OceanFirst Financial Corp.	68,608	1,235,630
Southern Missouri Bancorp, Inc.	3,881	226,262
WaFd, Inc.	6,435	190,412
WSFS Financial Corp.	10,207	554,138
		5,718,716
Semiconductors — 0.6%
ACM Research, Inc., Class A#†	53,864	1,397,232
Vishay Precision Group, Inc.†	19,937	469,317
		1,866,549
Software — 1.1%
Adeia, Inc.	22,315	350,792
Consensus Cloud Solutions, Inc.†	14,200	371,614
Digi International, Inc.†	26,518	809,860
Health Catalyst, Inc.†	42,175	196,957
IBEX Holdings, Ltd.†	27,495	695,898
ON24, Inc.†	64,926	362,287
Planet Labs PBC†	52,275	241,511
Verint Systems, Inc.†	23,137	522,202
		3,551,121
Telecommunications — 2.2%
AST SpaceMobile, Inc.#†	23,212	629,277
ATN International, Inc.	3,170	54,778
CommScope Holding Co., Inc.†	229,536	1,457,554
EchoStar Corp., Class A#†	13,718	428,413
Extreme Networks, Inc.†	56,013	865,401
Gogo, Inc.#†	51,420	376,909
Lumen Technologies, Inc.†	185,216	874,219
NETGEAR, Inc.†	45,385	1,193,625
Ooma, Inc.†	22,873	328,914
Spok Holdings, Inc.	13,465	226,885
Telephone & Data Systems, Inc.	10,696	386,126
		6,822,101
Toys/Games/Hobbies — 0.2%
Funko, Inc., Class A†	49,954	615,433
Transportation — 2.0%
ArcBest Corp.	8,295	653,397
Costamare, Inc.	22,890	233,020
Security Description	Shares or Principal Amount	Value

Transportation (continued)
International Seaways, Inc.#	19,867	$ 662,167
Matson, Inc.	14,083	2,028,938
Radiant Logistics, Inc.†	46,877	316,888
Safe Bulkers, Inc.	40,097	149,963
Scorpio Tankers, Inc.	4,895	195,066
Teekay Tankers, Ltd., Class A	39,655	1,496,580
World Kinect Corp.	23,644	707,901
		6,443,920
Water — 0.3%
American States Water Co.	5,916	452,811
Consolidated Water Co., Ltd.	16,763	453,774
		906,585
Total Long-Term Investment Securities (cost $293,139,200)		309,414,236
SHORT-TERM INVESTMENTS — 0.7%
Unaffiliated Investment Companies — 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio 4.36%(1)(2) (cost $2,451,550)	2,451,550	2,451,550
REPURCHASE AGREEMENTS — 2.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 02/28/2025, to be repurchased 03/03/2025 in the amount of $6,315,961 and collateralized by $5,647,100 of United States Treasury Inflation Indexed Notes, bearing interest at 0.13% due 10/15/2026 and having an approximate value of $6,441,733 (cost $6,315,245)	$6,315,245	6,315,245
TOTAL INVESTMENTS (cost $301,905,995)	100.1%	318,181,031
Other assets less liabilities	(0.1)	(440,115)
NET ASSETS	100.0%	$317,740,916
†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of February 28, 2025.
(2)	At February 28, 2025, the Fund had loaned securities with a total value of $14,931,155. This was secured by collateral of $2,451,550, which was received in cash and subsequently invested in short-term investments currently valued at $2,451,550 as reported in the Portfolio of Investments. Additional collateral of $12,837,391 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2025
Federal Farm Credit Bank	0.55% to 0.78%	06/16/2025 to 09/16/2025	$206,961
Federal Home Loan Bank	0.55% to 1.10%	05/23/2025 to 08/20/2026	1,056,323
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	102,867
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	564,220
United States Treasury Bills	0.00%	03/18/2025 to 08/14/2025	125,149
United States Treasury Notes/Bonds	0.00% to 6.25%	04/15/2025 to 02/15/2055	10,781,871

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
74	Long	E-Mini Russell 2000 Index	March 2025	$8,312,243	$8,011,610	$(300,633)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$309,414,236	$—	$—	$309,414,236
Short-Term Investments	2,451,550	—	—	2,451,550
Repurchase Agreements	—	6,315,245	—	6,315,245
Total Investments at Value	$311,865,786	$6,315,245	$—	$318,181,031
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$300,633	$—	$—	$300,633
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.1%
Advertising — 0.1%
Interpublic Group of Cos., Inc.	48,849	$ 1,338,463
Omnicom Group, Inc.	25,583	2,117,249
		3,455,712
Aerospace/Defense — 1.8%
Boeing Co.†	98,031	17,119,154
General Dynamics Corp.	33,840	8,547,984
General Electric Co.	141,923	29,375,223
Howmet Aerospace, Inc.	53,274	7,277,228
L3Harris Technologies, Inc.	24,874	5,126,780
Lockheed Martin Corp.	27,666	12,459,936
Northrop Grumman Corp.	17,961	8,293,312
RTX Corp.	174,538	23,211,809
TransDigm Group, Inc.	7,374	10,081,733
		121,493,159
Agriculture — 0.7%
Altria Group, Inc.	222,242	12,412,216
Archer-Daniels-Midland Co.	62,700	2,959,440
Bunge Global SA	18,311	1,358,493
Philip Morris International, Inc.	203,888	31,659,728
		48,389,877
Airlines — 0.2%
Delta Air Lines, Inc.	84,071	5,054,348
Southwest Airlines Co.	78,645	2,442,714
United Airlines Holdings, Inc.†	43,127	4,045,744
		11,542,806
Apparel — 0.3%
Deckers Outdoor Corp.†	19,924	2,776,609
NIKE, Inc., Class B	156,125	12,401,009
Ralph Lauren Corp.	5,275	1,430,263
Tapestry, Inc.	30,560	2,610,435
		19,218,316
Auto Manufacturers — 2.0%
Cummins, Inc.	17,990	6,623,558
Ford Motor Co.	511,860	4,888,263
General Motors Co.	144,191	7,084,104
PACCAR, Inc.	68,753	7,373,072
Tesla, Inc.†	366,215	107,293,670
		133,262,667
Auto Parts & Equipment — 0.0%
Aptiv PLC†	30,821	2,007,063
BorgWarner, Inc.	28,680	853,804
		2,860,867
Banks — 4.5%
Bank of America Corp.	875,349	40,353,589
Bank of New York Mellon Corp.	95,343	8,480,760
Citigroup, Inc.	248,003	19,827,840
Citizens Financial Group, Inc.	57,791	2,645,094
Fifth Third Bancorp	87,931	3,822,361
Goldman Sachs Group, Inc.	41,165	25,616,568
Huntington Bancshares, Inc.	190,508	3,137,667
JPMorgan Chase & Co.	369,176	97,702,428
KeyCorp	129,984	2,251,323
M&T Bank Corp.	21,759	4,171,635
Morgan Stanley	162,669	21,652,871
Northern Trust Corp.	25,994	2,865,059
PNC Financial Services Group, Inc.	52,031	9,985,789
Security Description	Shares or Principal Amount	Value

Banks (continued)
Regions Financial Corp.	119,181	$ 2,825,781
State Street Corp.	38,443	3,814,699
Truist Financial Corp.	174,080	8,068,608
US Bancorp	204,569	9,594,286
Wells Fargo & Co.	436,598	34,194,355
		301,010,713
Beverages — 1.2%
Brown-Forman Corp., Class B#	23,883	790,766
Coca-Cola Co.	508,395	36,202,808
Constellation Brands, Inc., Class A	20,474	3,593,187
Keurig Dr Pepper, Inc.	147,636	4,948,759
Molson Coors Beverage Co., Class B	22,905	1,403,847
Monster Beverage Corp.†	91,820	5,017,963
PepsiCo, Inc.	179,910	27,610,788
		79,568,118
Biotechnology — 1.2%
Amgen, Inc.	70,489	21,714,841
Biogen, Inc.†	19,109	2,684,815
Corteva, Inc.	90,126	5,676,135
Gilead Sciences, Inc.	163,425	18,681,112
Incyte Corp.†	20,970	1,541,295
Moderna, Inc.†	44,408	1,374,872
Regeneron Pharmaceuticals, Inc.	13,806	9,646,804
Vertex Pharmaceuticals, Inc.†	33,772	16,203,468
		77,523,342
Building Materials — 0.6%
Builders FirstSource, Inc.†	15,092	2,097,637
Carrier Global Corp.	109,419	7,090,351
Johnson Controls International PLC	87,598	7,503,645
Lennox International, Inc.	4,205	2,527,415
Martin Marietta Materials, Inc.	8,015	3,872,367
Masco Corp.	28,293	2,127,068
Mohawk Industries, Inc.†	6,871	807,961
Trane Technologies PLC	29,509	10,437,333
Vulcan Materials Co.	17,318	4,282,915
		40,746,692
Chemicals — 1.2%
Air Products & Chemicals, Inc.	29,153	9,216,721
Albemarle Corp.#	15,415	1,187,418
Celanese Corp.	14,336	730,276
CF Industries Holdings, Inc.	22,820	1,848,876
Dow, Inc.	91,804	3,498,650
DuPont de Nemours, Inc.	54,808	4,481,650
Eastman Chemical Co.	15,200	1,487,320
Ecolab, Inc.	33,048	8,890,243
FMC Corp.	16,371	604,090
International Flavors & Fragrances, Inc.	33,528	2,742,926
Linde PLC	62,440	29,162,602
LyondellBasell Industries NV, Class A	34,069	2,617,521
Mosaic Co.	41,654	996,364
PPG Industries, Inc.	30,424	3,444,605
Sherwin-Williams Co.	30,385	11,007,574
		81,916,836
Commercial Services — 1.5%
Automatic Data Processing, Inc.	53,432	16,840,698
Cintas Corp.	44,954	9,327,955
Corpay, Inc.†	9,144	3,356,305
Equifax, Inc.	16,255	3,985,726
Global Payments, Inc.	33,374	3,513,615

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
MarketAxess Holdings, Inc.	4,945	$ 953,347
Moody's Corp.	20,435	10,298,014
PayPal Holdings, Inc.†	131,464	9,340,517
Quanta Services, Inc.	19,358	5,025,917
Rollins, Inc.	36,835	1,929,786
S&P Global, Inc.	41,635	22,222,265
United Rentals, Inc.	8,606	5,527,806
Verisk Analytics, Inc.	18,518	5,498,179
		97,820,130
Computers — 8.9%
Accenture PLC, Class A	81,939	28,555,741
Apple, Inc.	1,982,142	479,361,221
Cognizant Technology Solutions Corp., Class A	65,019	5,418,033
Crowdstrike Holdings, Inc., Class A†	30,518	11,891,644
Dell Technologies, Inc., Class C	40,280	4,139,173
EPAM Systems, Inc.†	7,440	1,533,682
Fortinet, Inc.†	83,420	9,010,194
Gartner, Inc.†	10,115	5,040,507
Hewlett Packard Enterprise Co.	170,296	3,373,564
HP, Inc.	126,374	3,901,165
International Business Machines Corp.	121,250	30,608,350
Leidos Holdings, Inc.	17,499	2,274,345
NetApp, Inc.	26,855	2,680,398
Sandisk Corp.†	1	31
Seagate Technology Holdings PLC	27,740	2,826,983
Super Micro Computer, Inc.#†	66,036	2,737,853
Western Digital Corp.†	45,334	2,218,193
		595,571,077
Cosmetics/Personal Care — 1.1%
Colgate-Palmolive Co.	107,136	9,767,589
Estee Lauder Cos., Inc., Class A	30,612	2,201,309
Kenvue, Inc.	251,413	5,933,347
Procter & Gamble Co.	308,818	53,684,921
		71,587,166
Distribution/Wholesale — 0.3%
Copart, Inc.†	114,959	6,299,753
Fastenal Co.	75,124	5,689,141
LKQ Corp.	34,090	1,438,257
Pool Corp.	4,992	1,732,224
WW Grainger, Inc.	5,813	5,936,294
		21,095,669
Diversified Financial Services — 4.2%
American Express Co.	72,978	21,963,459
Ameriprise Financial, Inc.	12,723	6,836,068
Apollo Global Management, Inc.	58,616	8,749,610
Blackrock, Inc.	19,091	18,666,798
Capital One Financial Corp.	50,027	10,032,915
Cboe Global Markets, Inc.	13,729	2,894,073
Charles Schwab Corp.	223,500	17,774,955
CME Group, Inc.	47,255	11,991,901
Discover Financial Services	32,924	6,426,436
Franklin Resources, Inc.	40,516	820,449
Intercontinental Exchange, Inc.	75,294	13,043,180
Invesco, Ltd.	58,936	1,024,897
Mastercard, Inc., Class A	107,488	61,946,409
Nasdaq, Inc.	54,267	4,492,222
Raymond James Financial, Inc.	23,994	3,711,152
Synchrony Financial	51,056	3,098,078
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
T. Rowe Price Group, Inc.	29,133	$ 3,079,941
Visa, Inc., Class A	226,609	82,193,350
		278,745,893
Electric — 2.2%
AES Corp.#	93,239	1,080,640
Alliant Energy Corp.	33,650	2,171,434
Ameren Corp.	35,004	3,555,006
American Electric Power Co., Inc.	69,838	7,406,320
CenterPoint Energy, Inc.	85,462	2,938,184
CMS Energy Corp.	39,181	2,862,172
Consolidated Edison, Inc.	45,426	4,611,648
Constellation Energy Corp.	41,015	10,276,103
Dominion Energy, Inc.	110,152	6,236,806
DTE Energy Co.	27,158	3,631,025
Duke Energy Corp.	101,297	11,901,385
Edison International	50,769	2,763,864
Entergy Corp.	56,233	4,909,703
Evergy, Inc.	30,158	2,078,188
Eversource Energy	48,048	3,027,504
Exelon Corp.	131,766	5,824,057
FirstEnergy Corp.#	67,262	2,607,748
NextEra Energy, Inc.	269,658	18,921,902
NRG Energy, Inc.	26,564	2,808,080
PG&E Corp.	286,680	4,684,351
Pinnacle West Capital Corp.	14,910	1,379,771
PPL Corp.	96,771	3,407,307
Public Service Enterprise Group, Inc.	65,334	5,301,854
Sempra	83,059	5,944,533
Southern Co.	143,678	12,900,848
Vistra Corp.	44,616	5,963,375
WEC Energy Group, Inc.#	41,486	4,426,141
Xcel Energy, Inc.	75,301	5,429,202
		149,049,151
Electrical Components & Equipment — 0.5%
AMETEK, Inc.	30,334	5,742,226
Eaton Corp. PLC	51,824	15,201,016
Emerson Electric Co.	74,772	9,093,023
Generac Holdings, Inc.†	7,804	1,062,514
		31,098,779
Electronics — 0.9%
Allegion PLC	11,400	1,467,294
Amphenol Corp., Class A	158,094	10,529,060
Fortive Corp.	45,498	3,618,911
Garmin, Ltd.	20,145	4,611,795
Honeywell International, Inc.	85,269	18,152,917
Hubbell, Inc.	7,040	2,615,994
Jabil, Inc.	14,798	2,292,506
Keysight Technologies, Inc.†	22,758	3,630,584
Mettler-Toledo International, Inc.†	2,769	3,524,162
TE Connectivity PLC	39,231	6,042,751
Trimble, Inc.†	32,025	2,305,159
		58,791,133
Energy-Alternate Sources — 0.0%
Enphase Energy, Inc.†	17,718	1,015,773
First Solar, Inc.†	14,040	1,911,967
		2,927,740
Engineering & Construction — 0.0%
Jacobs Solutions, Inc.	16,295	2,087,552

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment — 0.1%
Caesars Entertainment, Inc.†	27,864	$ 925,642
Live Nation Entertainment, Inc.#†	20,563	2,947,912
		3,873,554
Environmental Control — 0.3%
Pentair PLC	21,668	2,041,126
Republic Services, Inc.	26,693	6,326,775
Veralto Corp.	32,432	3,235,416
Waste Management, Inc.	47,896	11,149,231
		22,752,548
Food — 0.7%
Conagra Brands, Inc.	62,587	1,598,472
General Mills, Inc.	72,800	4,413,136
Hershey Co.	19,375	3,346,256
Hormel Foods Corp.	38,112	1,091,146
J.M. Smucker Co.	13,954	1,542,336
Kellanova	35,258	2,922,888
Kraft Heinz Co.	115,749	3,554,652
Kroger Co.	87,282	5,657,619
Lamb Weston Holdings, Inc.	18,701	970,021
McCormick & Co., Inc.	33,071	2,731,995
Mondelez International, Inc., Class A	175,347	11,262,538
Sysco Corp.	64,415	4,865,909
The Campbell's Company	25,760	1,031,946
Tyson Foods, Inc., Class A	37,487	2,299,453
		47,288,367
Forest Products & Paper — 0.1%
International Paper Co.	68,813	3,877,613
Gas — 0.1%
Atmos Energy Corp.#	20,356	3,096,758
NiSource, Inc.	61,210	2,497,980
		5,594,738
Hand/Machine Tools — 0.1%
Snap-on, Inc.	6,887	2,349,638
Stanley Black & Decker, Inc.	20,218	1,749,463
		4,099,101
Healthcare-Products — 3.1%
Abbott Laboratories	227,441	31,389,132
Agilent Technologies, Inc.	37,679	4,819,898
Align Technology, Inc.†	9,203	1,721,237
Baxter International, Inc.	66,955	2,310,617
Bio-Techne Corp.	20,837	1,286,685
Boston Scientific Corp.†	193,265	20,058,974
Cooper Cos., Inc.†	26,116	2,360,364
Danaher Corp.	84,295	17,513,129
Edwards Lifesciences Corp.†	77,342	5,539,234
GE HealthCare Technologies, Inc.	59,912	5,233,313
Hologic, Inc.†	30,460	1,930,859
IDEXX Laboratories, Inc.†	10,739	4,694,124
Insulet Corp.†	9,199	2,504,612
Intuitive Surgical, Inc.†	46,707	26,770,117
Medtronic PLC	168,172	15,475,188
ResMed, Inc.	19,251	4,495,494
Revvity, Inc.#	15,960	1,789,914
Solventum Corp.†	18,124	1,445,389
STERIS PLC	12,945	2,838,321
Stryker Corp.	44,991	17,375,074
Teleflex, Inc.	6,092	808,713
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Thermo Fisher Scientific, Inc.	50,158	$ 26,531,576
Waters Corp.†	7,788	2,938,724
West Pharmaceutical Services, Inc.	9,498	2,206,765
Zimmer Biomet Holdings, Inc.	26,106	2,723,378
		206,760,831
Healthcare-Services — 1.7%
Centene Corp.†	66,205	3,850,483
Charles River Laboratories International, Inc.†	6,706	1,108,569
Cigna Group	36,476	11,265,613
DaVita, Inc.†	5,916	874,858
Elevance Health, Inc.	30,414	12,070,708
HCA Healthcare, Inc.	23,916	7,325,471
Humana, Inc.	15,791	4,270,202
IQVIA Holdings, Inc.†	22,613	4,269,335
Labcorp Holdings, Inc.	10,969	2,753,658
Molina Healthcare, Inc.†	7,502	2,259,002
Quest Diagnostics, Inc.	14,637	2,530,737
UnitedHealth Group, Inc.	120,678	57,317,223
Universal Health Services, Inc., Class B	7,701	1,349,600
		111,245,459
Home Builders — 0.2%
D.R. Horton, Inc.	38,243	4,849,595
Lennar Corp., Class A	31,316	3,746,333
NVR, Inc.†	413	2,992,425
PulteGroup, Inc.	26,894	2,777,612
		14,365,965
Household Products/Wares — 0.2%
Avery Dennison Corp.	10,537	1,980,640
Church & Dwight Co., Inc.	32,129	3,572,745
Clorox Co.	16,232	2,538,523
Kimberly-Clark Corp.	43,732	6,210,381
		14,302,289
Insurance — 4.1%
Aflac, Inc.	65,563	7,177,182
Allstate Corp.	34,725	6,915,484
American International Group, Inc.	81,797	6,784,243
Aon PLC, Class A	28,359	11,602,234
Arch Capital Group, Ltd.	49,138	4,565,412
Arthur J. Gallagher & Co.	32,758	11,063,687
Assurant, Inc.	6,727	1,398,476
Berkshire Hathaway, Inc., Class B†	240,357	123,502,637
Brown & Brown, Inc.	31,125	3,689,557
Chubb, Ltd.	49,159	14,033,911
Cincinnati Financial Corp.	20,499	3,029,957
Erie Indemnity Co., Class A	3,272	1,400,645
Everest Group, Ltd.	5,637	1,991,101
Globe Life, Inc.	11,009	1,402,877
Hartford Financial Services Group, Inc.	38,015	4,496,414
Loews Corp.	23,703	2,054,339
Marsh & McLennan Cos., Inc.	64,402	15,317,372
MetLife, Inc.	76,271	6,573,035
Principal Financial Group, Inc.	27,594	2,456,970
Progressive Corp.	76,818	21,662,676
Prudential Financial, Inc.	46,684	5,373,328
Travelers Cos., Inc.	29,771	7,695,506
W.R. Berkley Corp.	39,478	2,490,272
Willis Towers Watson PLC	13,209	4,486,437
		271,163,752

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet — 12.5%
Airbnb, Inc., Class A†	56,765	$ 7,882,956
Alphabet, Inc., Class A	766,195	130,467,685
Alphabet, Inc., Class C	624,081	107,479,230
Amazon.com, Inc.†	1,227,164	260,502,374
Booking Holdings, Inc.	4,342	21,779,515
Cars.com, Inc.#†	1	13
CDW Corp.	17,476	3,114,223
eBay, Inc.	62,813	4,066,514
Expedia Group, Inc.†	16,107	3,188,542
F5, Inc.†	7,619	2,228,024
Gen Digital, Inc.	71,108	1,943,382
GoDaddy, Inc., Class A†	18,412	3,304,954
Match Group, Inc.#	32,926	1,044,083
Meta Platforms, Inc., Class A	285,865	191,014,993
Netflix, Inc.†	56,054	54,964,310
Palo Alto Networks, Inc.†	85,826	16,343,845
Uber Technologies, Inc.†	276,124	20,988,185
VeriSign, Inc.†	10,839	2,578,381
		832,891,209
Iron/Steel — 0.1%
Nucor Corp.	30,793	4,233,113
Steel Dynamics, Inc.	18,568	2,507,980
		6,741,093
Leisure Time — 0.2%
Carnival Corp.†	136,213	3,259,577
Norwegian Cruise Line Holdings, Ltd.†	57,660	1,310,035
Royal Caribbean Cruises, Ltd.	32,439	7,983,238
		12,552,850
Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	31,968	8,470,242
Las Vegas Sands Corp.	45,636	2,040,386
Marriott International, Inc., Class A	30,247	8,482,771
MGM Resorts International†	29,674	1,031,468
Wynn Resorts, Ltd.	12,132	1,083,630
		21,108,497
Machinery-Construction & Mining — 0.5%
Caterpillar, Inc.	63,312	21,776,162
GE Vernova, Inc.	36,149	12,116,422
		33,892,584
Machinery-Diversified — 0.7%
Deere & Co.	33,368	16,043,001
Dover Corp.	17,991	3,576,071
IDEX Corp.	9,931	1,929,891
Ingersoll Rand, Inc.	52,849	4,480,538
Nordson Corp.	7,125	1,498,316
Otis Worldwide Corp.	52,383	5,226,776
Rockwell Automation, Inc.	14,805	4,251,256
Westinghouse Air Brake Technologies Corp.	22,542	4,178,385
Xylem, Inc.	31,859	4,170,025
		45,354,259
Media — 0.9%
Charter Communications, Inc., Class A#†	12,681	4,610,431
Comcast Corp., Class A	500,538	17,959,303
FactSet Research Systems, Inc.	4,983	2,300,850
Fox Corp., Class A	29,003	1,670,573
Fox Corp., Class B	17,300	935,411
News Corp., Class A	49,688	1,422,071
Security Description	Shares or Principal Amount	Value

Media (continued)
News Corp., Class B#	14,684	$ 474,000
Paramount Global, Class B	78,018	886,285
Walt Disney Co.	237,470	27,024,086
Warner Bros. Discovery, Inc.†	292,733	3,354,720
		60,637,730
Mining — 0.2%
Freeport-McMoRan, Inc.	188,426	6,954,804
Newmont Corp.	149,287	6,395,455
		13,350,259
Miscellaneous Manufacturing — 0.6%
3M Co.	71,410	11,077,119
A.O. Smith Corp.	15,621	1,038,484
Axon Enterprise, Inc.†	9,500	5,020,275
Illinois Tool Works, Inc.	35,240	9,302,655
Parker-Hannifin Corp.	16,881	11,285,118
Teledyne Technologies, Inc.†	6,113	3,148,317
Textron, Inc.	24,329	1,818,106
		42,690,074
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	6,766	2,131,628
Oil & Gas — 2.6%
APA Corp.	48,513	1,004,219
Chevron Corp.	219,159	34,763,001
ConocoPhillips	169,626	16,818,418
Coterra Energy, Inc.	96,593	2,607,045
Devon Energy Corp.	86,142	3,120,063
Diamondback Energy, Inc.	24,506	3,895,474
EOG Resources, Inc.	73,756	9,362,587
EQT Corp.	78,244	3,769,013
Exxon Mobil Corp.	576,330	64,162,819
Hess Corp.	36,245	5,398,330
Marathon Petroleum Corp.	42,146	6,329,486
Occidental Petroleum Corp.	88,595	4,326,980
Phillips 66	54,156	7,023,492
Texas Pacific Land Corp.	2,472	3,529,892
Valero Energy Corp.	41,515	5,427,256
		171,538,075
Oil & Gas Services — 0.2%
Baker Hughes Co.	129,759	5,785,954
Halliburton Co.	115,200	3,037,824
Schlumberger NV	185,178	7,714,515
		16,538,293
Packaging & Containers — 0.1%
Amcor PLC	189,529	1,918,033
Ball Corp.	39,134	2,061,970
Packaging Corp. of America	11,695	2,492,088
Smurfit WestRock PLC	64,799	3,374,084
		9,846,175
Pharmaceuticals — 4.8%
AbbVie, Inc.	231,727	48,437,895
Becton Dickinson & Co.	37,904	8,548,489
Bristol-Myers Squibb Co.	265,956	15,856,297
Cardinal Health, Inc.	31,736	4,109,177
Cencora, Inc.	22,997	5,830,659
CVS Health Corp.	165,017	10,844,917
Dexcom, Inc.†	51,221	4,526,400
Eli Lilly & Co.	103,324	95,123,174
Henry Schein, Inc.#†	16,351	1,180,052

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Johnson & Johnson	315,713	$ 52,098,959
McKesson Corp.	16,646	10,657,768
Merck & Co., Inc.	331,713	30,600,524
Pfizer, Inc.	743,115	19,640,530
Viatris, Inc.	156,517	1,444,652
Zoetis, Inc.	59,162	9,894,253
		318,793,746
Pipelines — 0.4%
Kinder Morgan, Inc.	253,452	6,868,549
ONEOK, Inc.	81,359	8,167,630
Targa Resources Corp.	28,596	5,768,385
Williams Cos., Inc.	159,850	9,300,073
		30,104,637
Private Equity — 0.4%
Blackstone, Inc.	94,678	15,258,307
KKR & Co., Inc.	88,521	12,002,562
		27,260,869
Real Estate — 0.1%
CBRE Group, Inc., Class A†	39,445	5,598,823
CoStar Group, Inc.†	53,759	4,099,124
		9,697,947
REITS — 2.0%
Alexandria Real Estate Equities, Inc.	20,398	2,085,899
American Tower Corp.	61,277	12,599,777
AvalonBay Communities, Inc.	18,628	4,213,281
BXP, Inc.	19,077	1,353,132
Camden Property Trust	13,990	1,735,599
Crown Castle, Inc.	56,990	5,362,759
Digital Realty Trust, Inc.	40,889	6,391,768
Equinix, Inc.	12,654	11,447,062
Equity Residential	44,771	3,320,665
Essex Property Trust, Inc.	8,429	2,626,224
Extra Space Storage, Inc.	27,799	4,241,015
Federal Realty Investment Trust	10,029	1,057,257
Healthpeak Properties, Inc.	91,720	1,876,591
Host Hotels & Resorts, Inc.	91,665	1,478,556
Invitation Homes, Inc.	74,710	2,540,887
Iron Mountain, Inc.	38,483	3,585,461
Kimco Realty Corp.	88,393	1,953,485
Mid-America Apartment Communities, Inc.	15,328	2,576,943
Prologis, Inc.	121,452	15,050,332
Public Storage	20,667	6,274,915
Realty Income Corp.	114,768	6,545,219
Regency Centers Corp.	21,422	1,643,067
SBA Communications Corp.	14,102	3,072,826
Simon Property Group, Inc.	40,218	7,484,168
UDR, Inc.	39,376	1,779,008
Ventas, Inc.	55,013	3,805,799
VICI Properties, Inc.	138,236	4,491,288
Welltower, Inc.	77,572	11,908,078
Weyerhaeuser Co.	95,278	2,867,868
		135,368,929
Retail — 4.9%
AutoZone, Inc.†	2,218	7,747,496
Best Buy Co., Inc.	25,625	2,303,944
CarMax, Inc.†	20,317	1,685,701
Chipotle Mexican Grill, Inc.†	178,678	9,643,252
Costco Wholesale Corp.	58,103	60,927,387
Security Description	Shares or Principal Amount	Value

Retail (continued)
Darden Restaurants, Inc.	15,409	$ 3,088,888
Dollar General Corp.	28,839	2,139,277
Dollar Tree, Inc.†	26,502	1,930,936
Domino's Pizza, Inc.	4,529	2,217,897
Genuine Parts Co.	18,232	2,276,812
Home Depot, Inc.	130,251	51,657,547
Lowe's Cos., Inc.	74,391	18,496,578
Lululemon Athletica, Inc.†	14,813	5,415,781
McDonald's Corp.	93,972	28,974,387
O'Reilly Automotive, Inc.†	7,572	10,401,202
Ross Stores, Inc.	43,506	6,104,762
Starbucks Corp.	148,638	17,213,767
Target Corp.	60,409	7,505,214
TJX Cos., Inc.	147,899	18,451,879
Tractor Supply Co.	70,050	3,877,267
Ulta Beauty, Inc.†	6,180	2,264,105
Walgreens Boots Alliance, Inc.#	94,104	1,005,031
Walmart, Inc.	569,192	56,128,023
Yum! Brands, Inc.	36,596	5,722,516
		327,179,649
Semiconductors — 10.5%
Advanced Micro Devices, Inc.†	212,801	21,250,308
Analog Devices, Inc.	65,106	14,978,286
Applied Materials, Inc.	108,105	17,088,157
Broadcom, Inc.	612,455	122,141,901
Intel Corp.	565,566	13,420,881
KLA Corp.	17,542	12,434,471
Lam Research Corp.	168,725	12,947,957
Microchip Technology, Inc.	70,419	4,144,862
Micron Technology, Inc.	145,392	13,613,053
Monolithic Power Systems, Inc.	6,397	3,908,631
NVIDIA Corp.	3,216,623	401,820,545
NXP Semiconductors NV	33,329	7,185,399
ON Semiconductor Corp.†	55,836	2,627,084
QUALCOMM, Inc.	145,687	22,897,626
Skyworks Solutions, Inc.	20,945	1,396,194
Teradyne, Inc.	21,358	2,346,390
Texas Instruments, Inc.	119,621	23,444,520
		697,646,265
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	5,133	901,252
Software — 10.0%
Adobe, Inc.†	57,726	25,316,315
Akamai Technologies, Inc.†	19,700	1,589,396
ANSYS, Inc.†	11,468	3,821,711
Autodesk, Inc.†	28,195	7,731,351
Broadridge Financial Solutions, Inc.	15,329	3,697,661
Cadence Design Systems, Inc.†	35,966	9,009,483
Dayforce, Inc.#†	20,681	1,282,015
Electronic Arts, Inc.	31,297	4,041,069
Fair Isaac Corp.†	3,194	6,025,002
Fidelity National Information Services, Inc.	70,597	5,020,859
Fiserv, Inc.†	74,605	17,583,652
Intuit, Inc.	36,756	22,562,303
Jack Henry & Associates, Inc.	9,569	1,661,083
Microsoft Corp.	974,938	387,040,637
MSCI, Inc.	10,278	6,069,262
Oracle Corp.	210,756	34,998,141
Palantir Technologies, Inc., Class A†	268,794	22,825,986
Paychex, Inc.	42,003	6,370,595
Paycom Software, Inc.	6,378	1,399,780

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
PTC, Inc.†	15,753	$ 2,577,663
Roper Technologies, Inc.	14,062	8,219,239
Salesforce, Inc.	125,362	37,339,072
ServiceNow, Inc.†	27,013	25,115,607
Synopsys, Inc.†	20,144	9,211,448
Take-Two Interactive Software, Inc.†	21,420	4,540,612
Tyler Technologies, Inc.†	5,614	3,415,726
Workday, Inc., Class A†	27,933	7,355,876
		665,821,544
Telecommunications — 1.9%
Arista Networks, Inc.†	135,460	12,604,553
AT&T, Inc.	940,897	25,789,987
Cisco Systems, Inc.	522,689	33,509,592
Corning, Inc.	101,048	5,067,557
Juniper Networks, Inc.	43,416	1,571,659
Motorola Solutions, Inc.	21,916	9,647,862
T-Mobile US, Inc.	63,915	17,237,236
Verizon Communications, Inc.	552,010	23,791,631
		129,220,077
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.	17,196	1,119,632
Transportation — 1.0%
C.H. Robinson Worldwide, Inc.	15,502	1,575,313
CSX Corp.	252,876	8,094,561
Expeditors International of Washington, Inc.	18,357	2,154,378
FedEx Corp.	29,477	7,749,503
JB Hunt Transport Services, Inc.	10,447	1,683,952
Norfolk Southern Corp.	29,669	7,291,157
Old Dominion Freight Line, Inc.	24,638	4,348,607
Union Pacific Corp.	79,500	19,611,855
United Parcel Service, Inc., Class B	95,906	11,415,691
		63,925,017
Water — 0.1%
American Water Works Co., Inc.	25,557	3,474,985
Total Long-Term Investment Securities (cost $2,014,727,365)		6,614,874,887
SHORT-TERM INVESTMENTS — 0.1%
Unaffiliated Investment Companies — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio 4.36%(1)(2)	806,051	806,051
Security Description	Shares or Principal Amount	Value

U.S. Government — 0.1%
United States Treasury Bills
4.18%, 05/13/2025 to 05/29/2025(3)	$ 4,550,000	$ 4,509,517
Total Short-Term Investments (cost $5,314,573)		5,315,568
REPURCHASE AGREEMENTS — 0.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 02/28/2025, to be repurchased 03/03/2025 in the amount of $49,485,089 and collateralized by $44,244,000 of United States Inflation Indexed Notes, bearing interest at 0.13% due 10/15/2026 and having an approximate value of $50,469,103 (cost $49,479,481)	49,479,481	49,479,481
TOTAL INVESTMENTS (cost $2,069,521,419)	99.9%	6,669,669,936
Other assets less liabilities	0.1	4,725,645
NET ASSETS	100.0%	$6,674,395,581
†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of February 28, 2025.
(2)	At February 28, 2025, the Fund had loaned securities with a total value of $22,151,710. This was secured by collateral of $806,051, which was received in cash and subsequently invested in short-term investments currently valued at $806,051 as reported in the Portfolio of Investments. Additional collateral of $22,868,839 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2025
Federal Farm Credit Bank	0.55% to 0.78%	06/16/2025 to 09/16/2025	$68,957
Federal Home Loan Bank	0.55% to 1.10%	05/23/2025 to 08/20/2026	351,956
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	34,274
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	187,992
United States Treasury Bills	0.00%	03/18/2025 to 11/28/2025	789,784
United States Treasury Notes/Bonds	0.00% to 6.25%	04/15/2025 to 02/15/2055	21,435,876
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
225	Long	S&P 500 E-Mini Index	March 2025	$67,602,024	$67,086,562	$(515,462)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$6,614,874,887	$—	$—	$6,614,874,887
Short-Term Investments:
U.S. Government	—	4,509,517	—	4,509,517
Other Short-Term Investments	806,051	—	—	806,051
Repurchase Agreements	—	49,479,481	—	49,479,481
Total Investments at Value	$6,615,680,938	$53,988,998	$—	$6,669,669,936
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$515,462	$—	$—	$515,462
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.5%
Advertising — 0.1%
Interpublic Group of Cos., Inc.	7,585	$ 207,829
Omnicom Group, Inc.	3,298	272,942
		480,771
Aerospace/Defense — 1.1%
Curtiss-Wright Corp.	1,760	566,122
General Dynamics Corp.	2,330	588,558
General Electric Co.	6,880	1,424,022
HEICO Corp., Class A	554	118,091
Howmet Aerospace, Inc.	3,884	530,554
L3Harris Technologies, Inc.	1,391	286,699
Lockheed Martin Corp.	1,527	687,715
Northrop Grumman Corp.	787	363,389
RTX Corp.	10,171	1,352,641
TransDigm Group, Inc.	398	544,146
		6,461,937
Agriculture — 0.6%
Altria Group, Inc.	9,931	554,646
Archer-Daniels-Midland Co.	7,017	331,203
Bunge Global SA	4,727	350,696
Darling Ingredients, Inc.†	6,784	244,835
Philip Morris International, Inc.	13,672	2,122,988
		3,604,368
Apparel — 0.6%
Capri Holdings, Ltd.#†	6,871	151,025
Carter's, Inc.#	4,707	194,258
Columbia Sportswear Co.#	3,330	289,177
Deckers Outdoor Corp.†	1,842	256,701
NIKE, Inc., Class B	8,297	659,031
PVH Corp.	2,866	214,491
Skechers USA, Inc., Class A†	6,356	387,653
Tapestry, Inc.	11,017	941,072
Under Armour, Inc., Class A#†	29,725	202,427
Under Armour, Inc., Class C#†	42,048	267,005
		3,562,840
Auto Manufacturers — 1.2%
Cummins, Inc.	1,492	549,325
Ford Motor Co.	28,808	275,116
General Motors Co.	1,474	72,418
PACCAR, Inc.	2,758	295,768
Tesla, Inc.†	19,429	5,692,308
		6,884,935
Auto Parts & Equipment — 0.4%
Allison Transmission Holdings, Inc.	8,944	910,052
Aptiv PLC†	4,535	295,319
BorgWarner, Inc.	13,859	412,583
Gentex Corp.	9,270	225,446
Lear Corp.	2,653	249,356
		2,092,756
Banks — 3.8%
Bank of America Corp.	58,596	2,701,276
Bank of New York Mellon Corp.	13,957	1,241,475
Bank OZK	2,185	104,902
Citigroup, Inc.	18,413	1,472,119
Citizens Financial Group, Inc.	6,181	282,904
Comerica, Inc.	2,040	131,233
Fifth Third Bancorp	2,619	113,848
First Horizon Corp.	11,556	248,916
Security Description	Shares or Principal Amount	Value

Banks (continued)
FNB Corp.	14,502	$ 215,210
Huntington Bancshares, Inc.	9,786	161,175
JPMorgan Chase & Co.	32,381	8,569,632
M&T Bank Corp.	1,071	205,332
Morgan Stanley	9,534	1,269,071
Northern Trust Corp.	3,664	403,846
NU Holdings, Ltd., Class A†	13,730	147,597
PNC Financial Services Group, Inc.	2,364	453,699
Popular, Inc.	4,858	487,889
Regions Financial Corp.	7,101	168,365
State Street Corp.	6,523	647,277
Synovus Financial Corp.#	2,105	109,207
Truist Financial Corp.	2,885	133,720
US Bancorp	3,492	163,775
Wells Fargo & Co.	31,866	2,495,745
Western Alliance Bancorp	3,033	263,628
Wintrust Financial Corp.	2,165	269,478
Zions Bancorp NA	3,819	206,379
		22,667,698
Beverages — 1.0%
Boston Beer Co., Inc., Class A†	792	193,066
Coca-Cola Co.	26,225	1,867,482
Coca-Cola Consolidated, Inc.	93	131,792
Constellation Brands, Inc., Class A	1,134	199,017
Keurig Dr Pepper, Inc.	4,420	148,159
Molson Coors Beverage Co., Class B	16,217	993,940
Monster Beverage Corp.†	5,188	283,524
PepsiCo, Inc.	12,983	1,992,501
		5,809,481
Biotechnology — 1.4%
Amgen, Inc.	2,673	823,444
Biogen, Inc.†	2,582	362,771
Exelixis, Inc.†	17,733	686,090
Gilead Sciences, Inc.	17,320	1,979,849
Incyte Corp.†	9,822	721,917
Regeneron Pharmaceuticals, Inc.	1,336	933,517
Royalty Pharma PLC, Class A	13,222	444,788
United Therapeutics Corp.†	2,669	854,213
Vertex Pharmaceuticals, Inc.†	3,172	1,521,894
		8,328,483
Building Materials — 0.9%
Builders FirstSource, Inc.†	8,351	1,160,705
Carrier Global Corp.	1,180	76,464
CRH PLC	1,324	135,736
Eagle Materials, Inc.	536	121,249
Johnson Controls International PLC	3,631	311,031
Lennox International, Inc.	978	587,827
Martin Marietta Materials, Inc.	295	142,526
Masco Corp.	10,220	768,340
Mohawk Industries, Inc.†	1,520	178,737
Owens Corning	4,911	756,490
Trane Technologies PLC	1,725	610,133
Trex Co., Inc.†	3,023	186,489
Vulcan Materials Co.	744	183,999
		5,219,726
Chemicals — 0.9%
Air Products & Chemicals, Inc.	417	131,835
Axalta Coating Systems, Ltd.†	3,736	135,281
Celanese Corp.	4,075	207,580
CF Industries Holdings, Inc.	4,102	332,344

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Dow, Inc.	6,527	$ 248,744
Eastman Chemical Co.	841	82,292
Ecolab, Inc.	1,574	423,422
International Flavors & Fragrances, Inc.	1,176	96,209
Linde PLC	2,934	1,370,325
LyondellBasell Industries NV, Class A	2,534	194,687
Mosaic Co.	3,044	72,812
NewMarket Corp.	493	281,064
Olin Corp.	8,434	214,139
PPG Industries, Inc.	1,605	181,718
RPM International, Inc.	4,587	568,283
Sherwin-Williams Co.	2,760	999,865
Westlake Corp.	789	88,605
		5,629,205
Commercial Services — 1.9%
ADT, Inc.	106,894	875,462
Automatic Data Processing, Inc.	2,801	882,819
Booz Allen Hamilton Holding Corp.	1,961	207,984
Cintas Corp.	6,168	1,279,860
Clarivate PLC#†	58,713	251,879
Corpay, Inc.†	1,201	440,827
Dun & Bradstreet Holdings, Inc.	16,643	150,952
Euronet Worldwide, Inc.†	816	83,607
Grand Canyon Education, Inc.†	5,949	1,069,749
GXO Logistics, Inc.†	5,582	220,042
H&R Block, Inc.	14,763	804,731
ManpowerGroup, Inc.	4,366	251,613
Moody's Corp.	2,667	1,344,008
PayPal Holdings, Inc.†	1,460	103,733
Quanta Services, Inc.	1,037	269,236
Robert Half, Inc.	8,522	503,565
Rollins, Inc.	14,870	779,039
S&P Global, Inc.	1,573	839,573
Service Corp. International	2,542	205,902
United Rentals, Inc.	231	148,376
Valvoline, Inc.†	3,598	132,694
Verisk Analytics, Inc.	1,221	362,527
Vestis Corp.	15,376	182,206
WEX, Inc.†	637	100,073
		11,490,457
Computers — 9.1%
Accenture PLC, Class A	8,540	2,976,190
Amdocs, Ltd.	11,407	995,261
Apple, Inc.	156,484	37,844,091
CACI International, Inc., Class A†	1,677	561,543
Cognizant Technology Solutions Corp., Class A	16,965	1,413,694
Crane NXT Co.#	5,758	321,412
Crowdstrike Holdings, Inc., Class A†	783	305,104
DXC Technology Co.†	55,463	1,018,855
EPAM Systems, Inc.†	1,610	331,885
Fortinet, Inc.†	8,537	922,081
Gartner, Inc.†	2,222	1,107,267
Genpact, Ltd.	16,351	870,200
Hewlett Packard Enterprise Co.	33,558	664,784
HP, Inc.	17,377	536,428
International Business Machines Corp.	10,598	2,675,359
Leidos Holdings, Inc.	3,080	400,308
NetApp, Inc.	4,720	471,103
Okta, Inc.†	2,197	198,807
Security Description	Shares or Principal Amount	Value

Computers (continued)
Pure Storage, Inc., Class A†	7,445	$ 390,639
Science Applications International Corp.	4,784	472,611
		54,477,622
Cosmetics/Personal Care — 1.1%
Colgate-Palmolive Co.	16,341	1,489,809
Coty, Inc., Class A†	19,885	113,146
Estee Lauder Cos., Inc., Class A	2,796	201,060
Perrigo Co. PLC	8,278	240,062
Procter & Gamble Co.	26,500	4,606,760
		6,650,837
Distribution/Wholesale — 0.8%
Copart, Inc.†	2,709	148,453
Core & Main, Inc., Class A†	6,142	313,303
Fastenal Co.	13,508	1,022,961
LKQ Corp.	18,871	796,168
Pool Corp.	806	279,682
Watsco, Inc.	619	312,180
WESCO International, Inc.	3,131	565,052
WW Grainger, Inc.	1,125	1,148,861
		4,586,660
Diversified Financial Services — 4.9%
Affiliated Managers Group, Inc.	2,141	365,790
Ally Financial, Inc.	18,759	695,959
American Express Co.	4,554	1,370,572
Ameriprise Financial, Inc.	2,740	1,472,202
Apollo Global Management, Inc.	2,927	436,913
Ares Management Corp., Class A	1,866	318,974
Blackrock, Inc.	971	949,424
Capital One Financial Corp.	7,058	1,415,482
Cboe Global Markets, Inc.	1,639	345,501
Charles Schwab Corp.	5,116	406,876
CME Group, Inc.	2,537	643,815
Coinbase Global, Inc., Class A†	745	160,637
Discover Financial Services	4,724	922,078
Evercore, Inc., Class A	1,230	297,414
Franklin Resources, Inc.	14,931	302,353
Interactive Brokers Group, Inc., Class A	1,068	218,299
Intercontinental Exchange, Inc.	4,158	720,290
Janus Henderson Group PLC	9,194	387,987
Jefferies Financial Group, Inc.	7,116	471,079
Lazard, Inc.	2,181	109,377
LPL Financial Holdings, Inc.	3,188	1,185,107
Mastercard, Inc., Class A	8,392	4,836,394
Nasdaq, Inc.	3,340	276,485
OneMain Holdings, Inc.	15,992	859,410
Raymond James Financial, Inc.	3,407	526,961
SEI Investments Co.	4,843	387,682
SLM Corp.	16,570	500,248
Stifel Financial Corp.	6,060	643,511
Synchrony Financial	16,220	984,230
T. Rowe Price Group, Inc.	2,556	270,220
Tradeweb Markets, Inc., Class A	2,357	319,067
Virtu Financial, Inc., Class A	8,925	326,298
Visa, Inc., Class A	14,757	5,352,511
Voya Financial, Inc.	9,061	654,748
Western Union Co.	34,760	376,451
		29,510,345
Electric — 1.5%
Alliant Energy Corp.	3,347	215,982
Ameren Corp.	2,111	214,393

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric (continued)
American Electric Power Co., Inc.	1,966	$ 208,494
Brookfield Renewable Corp.	2,528	70,405
CenterPoint Energy, Inc.	7,158	246,092
Clearway Energy, Inc., Class A	14,309	378,616
Clearway Energy, Inc., Class C	12,653	354,537
CMS Energy Corp.	3,415	249,466
Consolidated Edison, Inc.	2,525	256,338
Constellation Energy Corp.	1,551	388,595
Dominion Energy, Inc.	2,104	119,129
DTE Energy Co.	1,804	241,195
Duke Energy Corp.	4,780	561,602
Edison International	2,051	111,656
Entergy Corp.	3,248	283,583
Evergy, Inc.	2,495	171,930
Exelon Corp.	4,319	190,900
FirstEnergy Corp.	3,760	145,775
IDACORP, Inc.	2,125	250,559
NextEra Energy, Inc.	4,742	332,746
NRG Energy, Inc.	6,981	737,962
OGE Energy Corp.	6,161	285,131
PG&E Corp.	13,170	215,198
Pinnacle West Capital Corp.	2,643	244,583
PPL Corp.	7,673	270,166
Public Service Enterprise Group, Inc.	3,193	259,112
Sempra	2,998	214,567
Southern Co.	5,916	531,198
Vistra Corp.	5,888	786,990
WEC Energy Group, Inc.#	2,474	263,951
Xcel Energy, Inc.	1,169	84,285
		8,885,136
Electrical Components & Equipment — 0.4%
Acuity Brands, Inc.	4,237	1,258,940
AMETEK, Inc.	2,638	499,373
Eaton Corp. PLC	1,296	380,143
Emerson Electric Co.	605	73,574
Littelfuse, Inc.	1,246	289,209
		2,501,239
Electronics — 1.2%
Allegion PLC	1,934	248,925
Amphenol Corp., Class A	11,546	768,964
Arrow Electronics, Inc.†	6,928	748,709
Avnet, Inc.	15,301	773,312
Fortive Corp.	4,031	320,626
Garmin, Ltd.	2,016	461,523
Honeywell International, Inc.	3,130	666,346
Hubbell, Inc.	481	178,735
Jabil, Inc.	2,699	418,129
Keysight Technologies, Inc.†	953	152,032
Mettler-Toledo International, Inc.†	362	460,725
nVent Electric PLC	4,041	243,834
Sensata Technologies Holding PLC	10,951	315,936
TD SYNNEX Corp.	7,610	1,046,299
Trimble, Inc.†	1,673	120,422
Vontier Corp.	9,290	346,981
		7,271,498
Engineering & Construction — 0.2%
AECOM	5,685	568,784
EMCOR Group, Inc.	770	314,861
Everus Construction Group, Inc.†	2,310	96,096
Security Description	Shares or Principal Amount	Value

Engineering & Construction (continued)
Jacobs Solutions, Inc.	1,571	$ 201,261
MasTec, Inc.†	2,244	293,044
		1,474,046
Entertainment — 0.1%
Churchill Downs, Inc.	887	105,110
Liberty Media Corp.-Liberty Live, Class A†	1,716	122,728
Liberty Media Corp.-Liberty Live, Class C†	2,541	186,433
Madison Square Garden Sports Corp.†	1,303	265,408
Vail Resorts, Inc.	429	68,207
		747,886
Environmental Control — 0.3%
Clean Harbors, Inc.†	772	164,860
Pentair PLC	1,388	130,750
Republic Services, Inc.	2,671	633,080
Veralto Corp.	1,930	192,537
Waste Management, Inc.	3,328	774,692
		1,895,919
Food — 1.6%
Albertsons Cos., Inc., Class A	36,606	770,190
Conagra Brands, Inc.	15,443	394,414
Flowers Foods, Inc.	27,043	506,786
General Mills, Inc.	4,118	249,633
Grocery Outlet Holding Corp.#†	6,821	80,965
Hershey Co.	1,512	261,138
Ingredion, Inc.	4,950	646,519
J.M. Smucker Co.	1,419	156,842
Kellanova	2,200	182,380
Kraft Heinz Co.	14,591	448,090
Kroger Co.	28,062	1,818,979
Mondelez International, Inc., Class A	6,189	397,519
Performance Food Group Co.†	4,126	351,288
Pilgrim's Pride Corp.†	6,071	330,202
Post Holdings, Inc.†	8,167	927,036
Seaboard Corp.	98	274,607
Sysco Corp.	5,966	450,672
Tyson Foods, Inc., Class A	4,082	250,390
US Foods Holding Corp.†	11,700	838,656
		9,336,306
Food Service — 0.0%
Aramark	3,278	121,450
Forest Products & Paper — 0.0%
International Paper Co.	1,541	86,835
Gas — 0.3%
Atmos Energy Corp.	1,892	287,830
MDU Resources Group, Inc.	12,679	218,713
National Fuel Gas Co.	2,458	184,842
NiSource, Inc.	6,495	265,061
UGI Corp.	21,478	733,688
		1,690,134
Hand/Machine Tools — 0.2%
Lincoln Electric Holdings, Inc.	1,187	245,341
MSA Safety, Inc.	1,538	251,771
Regal Rexnord Corp.	1,196	154,762
Snap-on, Inc.	2,052	700,081
		1,351,955
Healthcare-Products — 1.9%
Abbott Laboratories	14,629	2,018,948

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
Agilent Technologies, Inc.	2,820	$ 360,734
Align Technology, Inc.†	998	186,656
Avantor, Inc.†	4,963	82,882
Baxter International, Inc.	2,944	101,597
Boston Scientific Corp.†	10,929	1,134,321
Cooper Cos., Inc.†	710	64,170
Danaher Corp.	3,573	742,327
Dentsply Sirona, Inc.	15,159	250,881
Edwards Lifesciences Corp.†	2,977	213,213
Enovis Corp.†	1,979	76,488
Envista Holdings Corp.†	22,793	455,404
Hologic, Inc.†	4,036	255,842
IDEXX Laboratories, Inc.†	1,165	509,233
Insulet Corp.†	598	162,818
Intuitive Surgical, Inc.†	1,364	781,777
Medtronic PLC	6,597	607,056
Natera, Inc.†	985	153,256
Penumbra, Inc.†	488	139,295
QIAGEN NV	6,370	244,608
ResMed, Inc.	495	115,592
STERIS PLC	942	206,543
Stryker Corp.	2,110	814,861
Thermo Fisher Scientific, Inc.	2,849	1,507,007
Waters Corp.†	501	189,047
Zimmer Biomet Holdings, Inc.	1,615	168,477
		11,543,033
Healthcare-Services — 1.9%
Amedisys, Inc.†	2,951	271,492
Centene Corp.†	4,785	278,296
Charles River Laboratories International, Inc.†	723	119,519
Chemed Corp.	1,012	608,009
Cigna Group	4,671	1,442,638
DaVita, Inc.†	2,926	432,697
Elevance Health, Inc.	939	372,670
Encompass Health Corp.	3,100	310,434
Fortrea Holdings, Inc.†	35,814	496,024
HCA Healthcare, Inc.	2,231	683,355
IQVIA Holdings, Inc.†	946	178,605
Labcorp Holdings, Inc.	1,442	362,000
Quest Diagnostics, Inc.	2,922	505,214
Tenet Healthcare Corp.†	2,832	358,503
UnitedHealth Group, Inc.	9,349	4,440,401
Universal Health Services, Inc., Class B	1,879	329,295
		11,189,152
Home Builders — 0.5%
D.R. Horton, Inc.	1,566	198,584
Lennar Corp., Class A	4,763	569,798
Lennar Corp., Class B#	3,863	446,949
Millrose Properties, Inc.†	4,312	98,572
NVR, Inc.†	32	231,859
PulteGroup, Inc.	3,095	319,652
Thor Industries, Inc.#	5,543	550,919
Toll Brothers, Inc.	3,624	404,583
		2,820,916
Home Furnishings — 0.1%
Dolby Laboratories, Inc., Class A	6,326	516,265
Somnigroup International, Inc.	5,212	332,942
		849,207
Security Description	Shares or Principal Amount	Value

Household Products/Wares — 0.4%
Avery Dennison Corp.	1,376	$ 258,647
Church & Dwight Co., Inc.	4,268	474,601
Clorox Co.	3,030	473,862
Kimberly-Clark Corp.	4,920	698,689
Reynolds Consumer Products, Inc.	7,431	181,911
		2,087,710
Housewares — 0.0%
Newell Brands, Inc.	13,826	88,763
Insurance — 5.2%
Aflac, Inc.	9,153	1,001,979
Allstate Corp.	1,402	279,208
American Financial Group, Inc.	2,300	290,444
Aon PLC, Class A	714	292,112
Arch Capital Group, Ltd.	5,599	520,203
Arthur J. Gallagher & Co.	3,016	1,018,624
Assurant, Inc.	1,489	309,548
Assured Guaranty, Ltd.	3,132	273,517
Axis Capital Holdings, Ltd.	3,456	334,817
Berkshire Hathaway, Inc., Class B†	21,620	11,109,005
Brown & Brown, Inc.	3,458	409,911
Chubb, Ltd.	4,387	1,252,401
Cincinnati Financial Corp.	2,050	303,010
CNA Financial Corp.	8,130	398,126
Equitable Holdings, Inc.	5,584	307,232
Everest Group, Ltd.	674	238,070
Fidelity National Financial, Inc.	8,426	543,730
First American Financial Corp.	2,647	173,881
Globe Life, Inc.	2,734	348,394
Hanover Insurance Group, Inc.	1,385	236,184
Hartford Financial Services Group, Inc.	7,453	881,541
Loews Corp.	7,680	665,626
Markel Group, Inc.†	189	365,420
Marsh & McLennan Cos., Inc.	6,495	1,544,771
MetLife, Inc.	3,141	270,691
MGIC Investment Corp.	18,229	448,616
Old Republic International Corp.	20,062	772,588
Primerica, Inc.	1,068	309,720
Principal Financial Group, Inc.	3,925	349,482
Progressive Corp.	4,559	1,285,638
Prudential Financial, Inc.	2,899	333,675
Reinsurance Group of America, Inc.	2,069	419,366
RenaissanceRe Holdings, Ltd.	1,540	365,935
RLI Corp.	2,446	186,116
Ryan Specialty Holdings, Inc.	3,509	245,595
Travelers Cos., Inc.	2,986	771,851
Unum Group	14,858	1,222,665
W.R. Berkley Corp.	5,763	363,530
White Mountains Insurance Group, Ltd.	196	362,502
Willis Towers Watson PLC	1,194	405,542
		31,211,266
Internet — 11.3%
Alphabet, Inc., Class A	61,917	10,543,227
Alphabet, Inc., Class C	51,620	8,889,996
Amazon.com, Inc.†	99,430	21,107,000
Booking Holdings, Inc.	326	1,635,219
CDW Corp.	2,743	488,803
DoorDash, Inc., Class A†	1,114	221,062
eBay, Inc.	5,458	353,351
Etsy, Inc.†	2,814	144,049
Expedia Group, Inc.†	1,926	381,271
F5, Inc.†	2,299	672,297

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
Gen Digital, Inc.	13,369	$ 365,375
GoDaddy, Inc., Class A†	4,241	761,259
IAC, Inc.†	6,249	288,829
Match Group, Inc.	3,280	104,009
Meta Platforms, Inc., Class A	23,563	15,744,797
Netflix, Inc.†	2,157	2,115,068
Palo Alto Networks, Inc.†	4,229	805,328
Pinterest, Inc., Class A†	11,825	437,288
Spotify Technology SA†	1,251	760,620
Uber Technologies, Inc.†	7,956	604,736
VeriSign, Inc.†	3,617	860,412
Wayfair, Inc., Class A#†	3,500	138,425
		67,422,421
Iron/Steel — 0.3%
Cleveland-Cliffs, Inc.†	34,170	370,403
Nucor Corp.	4,706	646,934
Reliance, Inc.	1,752	520,624
		1,537,961
Leisure Time — 0.2%
Carnival Corp.†	10,114	242,028
Harley-Davidson, Inc.#	14,710	378,929
Royal Caribbean Cruises, Ltd.	1,068	262,835
YETI Holdings, Inc.†	2,498	89,029
		972,821
Lodging — 0.5%
Boyd Gaming Corp.	7,007	534,354
Choice Hotels International, Inc.#	1,426	204,332
Hilton Worldwide Holdings, Inc.	1,607	425,791
Hyatt Hotels Corp., Class A#	573	80,764
Marriott International, Inc., Class A	1,415	396,837
MGM Resorts International†	20,815	723,529
Travel & Leisure Co.	3,615	201,789
Wyndham Hotels & Resorts, Inc.	2,147	232,584
Wynn Resorts, Ltd.	968	86,462
		2,886,442
Machinery-Construction & Mining — 0.4%
BWX Technologies, Inc.	1,633	169,783
Caterpillar, Inc.	3,068	1,055,238
GE Vernova, Inc.	2,076	695,834
Vertiv Holdings Co., Class A	2,393	227,742
		2,148,597
Machinery-Diversified — 1.0%
AGCO Corp.#	3,749	363,541
Deere & Co.	1,209	581,275
Dover Corp.	2,071	411,653
Esab Corp.	3,358	420,757
Flowserve Corp.	2,964	163,139
Gates Industrial Corp. PLC†	44,477	962,482
Graco, Inc.	2,633	229,255
IDEX Corp.	1,139	221,342
Ingersoll Rand, Inc.	4,224	358,111
Middleby Corp.†	1,979	327,346
Nordson Corp.	994	209,028
Otis Worldwide Corp.	6,543	652,861
Toro Co.	1,718	137,801
Security Description	Shares or Principal Amount	Value

Machinery-Diversified (continued)
Westinghouse Air Brake Technologies Corp.	4,564	$ 845,983
Xylem, Inc.	1,999	261,649
		6,146,223
Media — 1.8%
Charter Communications, Inc., Class A†	1,347	489,729
Comcast Corp., Class A	38,424	1,378,653
FactSet Research Systems, Inc.	949	438,191
Fox Corp., Class A	18,887	1,087,891
Fox Corp., Class B	18,427	996,348
Liberty Global, Ltd., Class A†	26,961	311,669
Liberty Global, Ltd., Class C†	25,533	309,205
New York Times Co., Class A	7,634	367,119
News Corp., Class A	25,911	741,573
News Corp., Class B#	24,940	805,063
Nexstar Media Group, Inc.	4,359	737,325
Paramount Global, Class A	8,666	196,285
Paramount Global, Class B	34,353	390,250
Sirius XM Holdings, Inc.	35,020	847,134
Walt Disney Co.	8,998	1,023,972
Warner Bros. Discovery, Inc.†	56,425	646,631
		10,767,038
Metal Fabricate/Hardware — 0.1%
Advanced Drainage Systems, Inc.	658	73,294
Timken Co.	2,712	219,672
Valmont Industries, Inc.	640	222,957
		515,923
Miscellaneous Manufacturing — 0.8%
3M Co.	3,311	513,602
A.O. Smith Corp.	5,563	369,828
Axon Enterprise, Inc.†	487	257,355
Carlisle Cos., Inc.	1,172	399,371
Donaldson Co., Inc.	7,867	543,531
Illinois Tool Works, Inc.	3,411	900,436
ITT, Inc.	1,093	154,375
Parker-Hannifin Corp.	492	328,907
Teledyne Technologies, Inc.†	891	458,883
Textron, Inc.	7,421	554,572
		4,480,860
Oil & Gas — 2.0%
APA Corp.	8,131	168,312
Chevron Corp.	13,054	2,070,625
Civitas Resources, Inc.	4,849	185,911
ConocoPhillips	10,575	1,048,511
Diamondback Energy, Inc.	1,228	195,203
EOG Resources, Inc.	4,019	510,172
Exxon Mobil Corp.	42,210	4,699,239
HF Sinclair Corp.	7,489	264,137
Marathon Petroleum Corp.	6,860	1,030,235
Occidental Petroleum Corp.	7,651	373,675
Ovintiv, Inc.	4,008	174,188
Phillips 66	4,499	583,475
Valero Energy Corp.	5,776	755,096
		12,058,779
Oil & Gas Services — 0.1%
Baker Hughes Co.	2,712	120,928
NOV, Inc.	14,908	222,427
Schlumberger NV	5,525	230,172
		573,527

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Packaging & Containers — 0.3%
Amcor PLC	15,603	$ 157,902
AptarGroup, Inc.	1,807	265,177
Ardagh Group SA#†	10,044	72,066
Berry Global Group, Inc.	5,216	376,439
Graphic Packaging Holding Co.	5,001	133,427
Packaging Corp. of America	1,293	275,525
Silgan Holdings, Inc.	5,259	285,616
Smurfit WestRock PLC	3,596	187,244
Sonoco Products Co.	6,748	322,689
		2,076,085
Pharmaceuticals — 4.5%
AbbVie, Inc.	16,921	3,536,997
Becton Dickinson & Co.	1,439	324,538
Bristol-Myers Squibb Co.	30,906	1,842,616
Cardinal Health, Inc.	4,683	606,355
Cencora, Inc.	3,098	785,467
CVS Health Corp.	4,379	287,788
Elanco Animal Health, Inc.†	47,947	535,568
Eli Lilly & Co.	7,913	7,284,945
Henry Schein, Inc.#†	8,679	626,363
Jazz Pharmaceuticals PLC†	5,088	730,281
Johnson & Johnson	26,767	4,417,090
McKesson Corp.	1,963	1,256,830
Merck & Co., Inc.	26,162	2,413,445
Neurocrine Biosciences, Inc.†	959	113,852
Pfizer, Inc.	15,665	414,026
Premier, Inc., Class A#	25,347	460,808
Viatris, Inc.	83,663	772,209
Zoetis, Inc.	3,079	514,932
		26,924,110
Pipelines — 0.6%
Antero Midstream Corp.	20,176	341,983
Cheniere Energy, Inc.	3,171	724,764
DT Midstream, Inc.	4,734	454,890
Kinder Morgan, Inc.	18,697	506,689
ONEOK, Inc.	4,277	429,368
Targa Resources Corp.	2,919	588,820
Williams Cos., Inc.	10,843	630,846
		3,677,360
Private Equity — 0.1%
Blackstone, Inc.	2,437	392,747
KKR & Co., Inc.	2,416	327,585
		720,332
Real Estate — 0.0%
Jones Lang LaSalle, Inc.†	820	222,950
REITS — 1.9%
AGNC Investment Corp.#	46,157	481,418
Agree Realty Corp.	3,687	272,101
Alexandria Real Estate Equities, Inc.	1,992	203,702
American Homes 4 Rent, Class A	5,902	218,433
American Tower Corp.	1,155	237,491
Americold Realty Trust, Inc.	16,231	372,177
Annaly Capital Management, Inc.	10,208	224,168
AvalonBay Communities, Inc.	982	222,109
Brixmor Property Group, Inc.	8,790	245,768
BXP, Inc.	1,632	115,758
Camden Property Trust	2,323	288,191
Cousins Properties, Inc.	9,108	276,246
Security Description	Shares or Principal Amount	Value

REITS (continued)
Crown Castle, Inc.	1,042	$ 98,052
CubeSmart	1,726	71,249
Digital Realty Trust, Inc.	864	135,060
EastGroup Properties, Inc.	730	133,480
EPR Properties	4,627	245,555
Equity LifeStyle Properties, Inc.	2,440	167,335
Equity Residential	2,967	220,062
Essex Property Trust, Inc.	460	143,322
Federal Realty Investment Trust	1,647	173,627
First Industrial Realty Trust, Inc.	3,633	207,372
Gaming & Leisure Properties, Inc.	4,746	238,012
Highwoods Properties, Inc.	9,984	290,834
Host Hotels & Resorts, Inc.	20,141	324,874
Invitation Homes, Inc.	5,024	170,866
Iron Mountain, Inc.	3,921	365,320
Kilroy Realty Corp.	11,548	412,264
Mid-America Apartment Communities, Inc.	1,237	207,964
NNN REIT, Inc.	4,938	209,618
Omega Healthcare Investors, Inc.	4,903	180,627
Park Hotels & Resorts, Inc.	8,216	100,892
Public Storage	323	98,069
Rayonier, Inc.	2,374	62,887
Realty Income Corp.	4,794	273,402
Regency Centers Corp.	2,705	207,473
Rithm Capital Corp.	68,229	828,982
Simon Property Group, Inc.	1,071	199,302
STAG Industrial, Inc.	4,295	154,534
Starwood Property Trust, Inc.	9,442	193,750
Sun Communities, Inc.	1,424	193,878
UDR, Inc.	3,532	159,576
VICI Properties, Inc.	8,897	289,064
Vornado Realty Trust	11,313	475,599
Welltower, Inc.	3,314	508,732
Weyerhaeuser Co.	3,557	107,066
WP Carey, Inc.	5,476	351,614
		11,357,875
Retail — 6.5%
Advance Auto Parts, Inc.#	9,762	360,218
AutoNation, Inc.†	1,544	281,579
AutoZone, Inc.†	357	1,247,005
Bath & Body Works, Inc.	13,167	477,040
Best Buy Co., Inc.	5,349	480,929
BJ's Wholesale Club Holdings, Inc.†	1,374	139,131
Burlington Stores, Inc.†	1,088	271,271
Casey's General Stores, Inc.	2,445	1,012,743
Cava Group, Inc.†	949	90,183
Chipotle Mexican Grill, Inc.†	7,400	399,378
Costco Wholesale Corp.	4,842	5,077,370
Darden Restaurants, Inc.	1,737	348,199
Dick's Sporting Goods, Inc.	3,488	785,149
Dollar General Corp.	2,330	172,839
Dollar Tree, Inc.#†	4,292	312,715
Domino's Pizza, Inc.	678	332,023
Ferguson Enterprises, Inc.	1,328	235,720
Floor & Decor Holdings, Inc., Class A†	1,674	161,759
Gap, Inc.	27,191	614,789
Genuine Parts Co.	5,242	654,621
Home Depot, Inc.	11,326	4,491,892
Kohl's Corp.#	27,447	313,170
Lowe's Cos., Inc.	7,932	1,972,213
Lululemon Athletica, Inc.†	1,576	576,201
Macy's, Inc.	32,625	468,169

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
McDonald's Corp.	5,139	$ 1,584,508
MSC Industrial Direct Co., Inc., Class A	7,723	620,620
Murphy USA, Inc.	381	178,780
Nordstrom, Inc.	14,400	349,776
Ollie's Bargain Outlet Holdings, Inc.†	1,019	105,477
O'Reilly Automotive, Inc.†	1,138	1,563,202
Penske Automotive Group, Inc.	4,741	799,949
Ross Stores, Inc.	2,319	325,402
Target Corp.	6,276	779,730
Texas Roadhouse, Inc.	1,493	274,846
TJX Cos., Inc.	11,377	1,419,395
Tractor Supply Co.	15,300	846,855
Ulta Beauty, Inc.†	1,422	520,964
Walmart, Inc.	54,619	5,385,980
Wendy's Co.	13,155	203,903
Williams-Sonoma, Inc.	5,947	1,157,167
Wingstop, Inc.	590	138,520
Yum! Brands, Inc.	6,749	1,055,341
		38,586,721
Savings & Loans — 0.0%
TFS Financial Corp.	9,616	126,835
Semiconductors — 8.7%
Advanced Micro Devices, Inc.†	3,373	336,828
Amkor Technology, Inc.	20,112	424,363
Analog Devices, Inc.	694	159,662
Applied Materials, Inc.	10,635	1,681,074
Broadcom, Inc.	40,525	8,081,901
Cirrus Logic, Inc.†	11,371	1,184,972
Intel Corp.	11,730	278,353
IPG Photonics Corp.†	1,729	100,610
KLA Corp.	1,245	882,506
Lam Research Corp.	14,700	1,128,078
Lattice Semiconductor Corp.†	1,725	107,536
MKS Instruments, Inc.	3,994	366,729
Monolithic Power Systems, Inc.	326	199,189
NVIDIA Corp.	256,241	32,009,626
ON Semiconductor Corp.†	8,354	393,056
Qorvo, Inc.†	8,907	647,450
QUALCOMM, Inc.	14,971	2,352,992
Skyworks Solutions, Inc.	5,398	359,831
Teradyne, Inc.	2,223	244,219
Texas Instruments, Inc.	6,587	1,290,986
		52,229,961
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	348	61,102
Software — 10.4%
Adobe, Inc.†	4,845	2,124,823
Akamai Technologies, Inc.†	6,652	536,683
ANSYS, Inc.†	379	126,302
AppLovin Corp., Class A†	4,500	1,465,830
Atlassian Corp., Class A†	2,672	759,543
Autodesk, Inc.†	2,288	627,392
Bentley Systems, Inc., Class B	2,568	112,735
BILL Holdings, Inc.†	4,719	260,489
Broadridge Financial Solutions, Inc.	1,432	345,427
Cadence Design Systems, Inc.†	2,830	708,915
CCC Intelligent Solutions Holdings, Inc.†	41,840	426,350
Concentrix Corp.	9,657	436,110
Datadog, Inc., Class A†	972	113,287
DocuSign, Inc.†	6,051	503,262
Security Description	Shares or Principal Amount	Value

Software (continued)
Dropbox, Inc., Class A†	30,409	$ 790,026
Dynatrace, Inc.†	3,473	198,829
Electronic Arts, Inc.	4,681	604,411
Fair Isaac Corp.†	565	1,065,788
Fiserv, Inc.†	5,482	1,292,053
Guidewire Software, Inc.†	1,434	288,693
HubSpot, Inc.†	837	605,980
Informatica, Inc., Class A†	6,396	122,547
Intuit, Inc.	2,576	1,581,252
Jack Henry & Associates, Inc.	1,827	317,149
Manhattan Associates, Inc.†	2,239	396,034
Microsoft Corp.	80,135	31,812,794
MicroStrategy, Inc., Class A#†	812	207,409
MongoDB, Inc.†	277	74,078
Nutanix, Inc., Class A†	12,020	924,218
Oracle Corp.	9,501	1,577,736
Palantir Technologies, Inc., Class A†	7,884	669,509
Paychex, Inc.	2,404	364,615
Pegasystems, Inc.	4,890	383,914
Playtika Holding Corp.	32,146	169,731
PTC, Inc.†	2,477	405,311
RingCentral, Inc., Class A†	15,274	434,545
Roper Technologies, Inc.	1,369	800,180
Salesforce, Inc.	7,971	2,374,162
ServiceNow, Inc.†	1,801	1,674,498
SS&C Technologies Holdings, Inc.	7,136	635,461
Synopsys, Inc.†	1,050	480,144
Take-Two Interactive Software, Inc.†	1,444	306,099
Teradata Corp.†	25,032	596,763
Twilio, Inc., Class A†	7,952	953,683
Tyler Technologies, Inc.†	610	371,142
Workday, Inc., Class A†	1,109	292,044
Zoom Communications, Inc.†	8,217	605,593
		61,923,539
Telecommunications — 1.8%
Arista Networks, Inc.†	6,340	589,937
AT&T, Inc.	74,485	2,041,634
Ciena Corp.†	1,408	112,035
Cisco Systems, Inc.	36,757	2,356,491
Corning, Inc.	9,145	458,622
Juniper Networks, Inc.	10,290	372,498
Motorola Solutions, Inc.	2,807	1,235,698
T-Mobile US, Inc.	4,296	1,158,588
Ubiquiti, Inc.#	2,070	707,298
Verizon Communications, Inc.	38,261	1,649,049
		10,681,850
Toys/Games/Hobbies — 0.1%
Mattel, Inc.†	18,133	386,233
Transportation — 0.5%
C.H. Robinson Worldwide, Inc.	3,217	326,911
CSX Corp.	10,755	344,268
Expeditors International of Washington, Inc.	2,262	265,468
FedEx Corp.	1,453	381,994
Kirby Corp.†	3,442	358,725
Landstar System, Inc.	4,022	638,694
Old Dominion Freight Line, Inc.	595	105,017
Union Pacific Corp.	2,182	538,278
XPO, Inc.†	1,075	132,182
		3,091,537

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Water — 0.0%
American Water Works Co., Inc.	753	$ 102,385
Essential Utilities, Inc.	3,124	118,650
		221,035
Total Common Stocks (cost $366,319,567)		594,408,689
UNAFFILIATED INVESTMENT COMPANIES — 0.1%
Vanguard Russell 1000 ETF # (cost $480,562)	1,802	487,045
ESCROWS AND LITIGATION TRUSTS — 0.0%
GCI Liberty, Inc. †(1) (cost $0)	1,081	0
Total Long-Term Investment Securities (cost $366,800,129)		594,895,734
SHORT-TERM INVESTMENTS — 0.0%
Unaffiliated Investment Companies — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio 4.36%(2)(3) (cost $419,901)	419,901	419,901
TOTAL INVESTMENTS (cost $367,220,030)	99.6%	595,315,635
Other assets less liabilities	0.4	2,133,097
NET ASSETS	100.0%	$597,448,732
†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).
(2)	The rate shown is the 7-day yield as of February 28, 2025.
(3)	At February 28, 2025, the Fund had loaned securities with a total value of $8,582,958. This was secured by collateral of $419,901, which was received in cash and subsequently invested in short-term investments currently valued at $419,901 as reported in the Portfolio of Investments. Additional collateral of $8,726,907 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2025
Federal Farm Credit Bank	0.55% to 0.78%	06/16/2025 to 09/16/2025	$121,604
Federal Home Loan Bank	0.55% to 1.10%	05/23/2025 to 08/20/2026	620,663
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	60,441
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	331,518
United States Treasury Bills	0.00%	03/25/2025 to 11/28/2025	249,668
United States Treasury Notes/Bonds	0.00% to 5.38%	04/15/2025 to 02/15/2055	7,343,013
ETF—Exchange Traded Fund

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Packaging & Containers	$2,004,019	$72,066	$—	$2,076,085
Other Industries	592,332,604	—	—	592,332,604
Unaffiliated Investment Companies	487,045	—	—	487,045
Escrows and Litigation Trusts	—	—	0	0
Short-Term Investments	419,901	—	—	419,901
Total Investments at Value	$595,243,569	$72,066	$0	$595,315,635
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Systematic Growth Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.6%
Aerospace/Defense — 0.3%
General Electric Co.	1,765	$ 365,320
HEICO Corp.	4,340	1,148,711
HEICO Corp., Class A	998	212,734
Howmet Aerospace, Inc.	2,049	279,893
Lockheed Martin Corp.	1,296	583,679
TransDigm Group, Inc.	223	304,886
		2,895,223
Apparel — 0.5%
Crocs, Inc.†	4,892	487,097
Deckers Outdoor Corp.†	20,892	2,911,509
NIKE, Inc., Class B	10,847	861,577
Skechers USA, Inc., Class A†	12,723	775,976
		5,036,159
Auto Manufacturers — 2.2%
Tesla, Inc.†	72,981	21,381,973
Banks — 0.1%
Morgan Stanley	6,936	923,251
Popular, Inc.	4,956	497,731
		1,420,982
Beverages — 1.1%
Boston Beer Co., Inc., Class A†	3,576	871,721
Coca-Cola Co.	21,608	1,538,706
Monster Beverage Corp.†	5,657	309,155
PepsiCo, Inc.	50,297	7,719,081
		10,438,663
Biotechnology — 1.3%
Amgen, Inc.	2,860	881,052
Exelixis, Inc.†	76,778	2,970,541
Incyte Corp.†	22,764	1,673,154
Regeneron Pharmaceuticals, Inc.	3,054	2,133,952
Sarepta Therapeutics, Inc.†	12,985	1,386,149
Vertex Pharmaceuticals, Inc.†	7,312	3,508,224
		12,553,072
Building Materials — 0.2%
Armstrong World Industries, Inc.	1,580	242,783
Builders FirstSource, Inc.†	1,722	239,341
Eagle Materials, Inc.	1,639	370,758
Lennox International, Inc.	642	385,874
Trane Technologies PLC	1,110	392,607
Vulcan Materials Co.	386	95,462
		1,726,825
Chemicals — 0.3%
Celanese Corp.	4,078	207,733
Ecolab, Inc.	6,021	1,619,709
RPM International, Inc.	2,856	353,830
Sherwin-Williams Co.	2,515	911,109
		3,092,381
Commercial Services — 2.2%
Automatic Data Processing, Inc.	7,681	2,420,898
Booz Allen Hamilton Holding Corp.	7,488	794,177
Bright Horizons Family Solutions, Inc.†	1,321	171,281
Cintas Corp.	14,887	3,089,053
Corpay, Inc.†	1,504	552,043
Grand Canyon Education, Inc.†	12,476	2,243,434
H&R Block, Inc.	10,080	549,461
Moody's Corp.	13,093	6,598,087
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Morningstar, Inc.	9,709	$ 3,045,908
Quanta Services, Inc.	894	232,109
Rollins, Inc.	14,301	749,229
Toast, Inc., Class A†	14,889	574,715
Valvoline, Inc.†	4,164	153,568
Verisk Analytics, Inc.	2,205	654,687
WEX, Inc.†	1,193	187,420
		22,016,070
Computers — 12.8%
Apple, Inc.	484,897	117,267,490
Crowdstrike Holdings, Inc., Class A†	575	224,055
Dell Technologies, Inc., Class C	8,871	911,584
EPAM Systems, Inc.†	7,182	1,480,497
Fortinet, Inc.†	36,965	3,992,590
Gartner, Inc.†	1,589	791,830
Globant SA#†	1,727	259,965
HP, Inc.	15,630	482,498
KBR, Inc.	6,586	322,912
NetApp, Inc.	2,806	280,067
Okta, Inc.†	7,012	634,516
Pure Storage, Inc., Class A†	5,967	313,089
		126,961,093
Cosmetics/Personal Care — 0.3%
Colgate-Palmolive Co.	8,273	754,249
e.l.f. Beauty, Inc.#†	1,622	113,946
Estee Lauder Cos., Inc., Class A	1,299	93,411
Procter & Gamble Co.	10,102	1,756,132
		2,717,738
Distribution/Wholesale — 0.4%
Copart, Inc.†	3,471	190,211
Core & Main, Inc., Class A†	10,680	544,787
Fastenal Co.	11,950	904,974
Pool Corp.	747	259,209
SiteOne Landscape Supply, Inc.†	3,840	485,030
WW Grainger, Inc.	1,069	1,091,673
		3,475,884
Diversified Financial Services — 4.8%
Ally Financial, Inc.	20,750	769,825
American Express Co.	4,932	1,484,335
Ameriprise Financial, Inc.	4,000	2,149,200
Apollo Global Management, Inc.	9,227	1,377,314
Ares Management Corp., Class A	1,370	234,188
Blue Owl Capital, Inc.	4,481	96,476
Coinbase Global, Inc., Class A†	3,616	779,682
Credit Acceptance Corp.#†	134	65,980
Houlihan Lokey, Inc.	2,121	367,675
Jefferies Financial Group, Inc.	12,174	805,919
LPL Financial Holdings, Inc.	3,512	1,305,551
Mastercard, Inc., Class A	18,138	10,453,111
Tradeweb Markets, Inc., Class A	15,517	2,100,536
Visa, Inc., Class A	67,933	24,639,978
Western Union Co.	104,896	1,136,024
		47,765,794
Electric — 0.2%
Constellation Energy Corp.	514	128,780
NRG Energy, Inc.	9,253	978,134
Vistra Corp.	5,892	787,525
		1,894,439

VALIC Company I Systematic Growth Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical Components & Equipment — 0.1%
Generac Holdings, Inc.†	3,181	$ 433,093
Electronics — 0.8%
Amphenol Corp., Class A	104,716	6,974,085
Honeywell International, Inc.	1,228	261,429
Jabil, Inc.	5,604	868,172
		8,103,686
Engineering & Construction — 1.3%
Comfort Systems USA, Inc.	13,807	5,016,497
EMCOR Group, Inc.	12,968	5,302,745
TopBuild Corp.†	8,003	2,452,039
		12,771,281
Entertainment — 0.1%
Churchill Downs, Inc.	778	92,193
Live Nation Entertainment, Inc.#†	2,489	356,823
Madison Square Garden Sports Corp.†	1,691	344,440
Vail Resorts, Inc.	467	74,248
		867,704
Environmental Control — 0.1%
Tetra Tech, Inc.	4,654	135,850
Veralto Corp.	2,251	224,560
Waste Management, Inc.	4,113	957,424
		1,317,834
Food — 0.3%
Performance Food Group Co.†	13,886	1,182,254
Pilgrim's Pride Corp.†	21,664	1,178,305
Sysco Corp.	11,067	836,001
		3,196,560
Hand/Machine Tools — 0.0%
Lincoln Electric Holdings, Inc.	484	100,038
Healthcare-Products — 1.1%
Align Technology, Inc.†	327	61,159
IDEXX Laboratories, Inc.†	1,339	585,290
Inspire Medical Systems, Inc.†	4,722	876,356
Insulet Corp.†	337	91,755
Intuitive Surgical, Inc.†	2,140	1,226,541
Natera, Inc.†	1,539	239,453
ResMed, Inc.	23,781	5,553,339
Stryker Corp.	6,255	2,415,619
		11,049,512
Healthcare-Services — 0.6%
Chemed Corp.	2,458	1,476,766
Cigna Group	2,879	889,179
DaVita, Inc.†	5,717	845,430
Elevance Health, Inc.	707	280,594
Fortrea Holdings, Inc.†	41,980	581,423
HCA Healthcare, Inc.	759	232,482
IQVIA Holdings, Inc.†	2,836	535,437
Medpace Holdings, Inc.†	320	104,742
Molina Healthcare, Inc.†	2,054	618,501
UnitedHealth Group, Inc.	744	353,370
		5,917,924
Home Furnishings — 0.2%
SharkNinja, Inc.†	15,751	1,655,273
Somnigroup International, Inc.	2,640	168,643
		1,823,916
Security Description	Shares or Principal Amount	Value

Household Products/Wares — 0.1%
Avery Dennison Corp.	1,237	$ 232,519
Clorox Co.	2,917	456,189
Kimberly-Clark Corp.	4,190	595,022
		1,283,730
Insurance — 2.7%
Allstate Corp.	1,028	204,726
Arthur J. Gallagher & Co.	7,274	2,456,721
Brown & Brown, Inc.	55,798	6,614,295
Equitable Holdings, Inc.	10,716	589,594
Everest Group, Ltd.	1,510	533,362
Markel Group, Inc.†	388	750,175
Marsh & McLennan Cos., Inc.	27,532	6,548,211
Progressive Corp.	31,533	8,892,306
RLI Corp.	2,896	220,357
Ryan Specialty Holdings, Inc.	3,792	265,402
		27,075,149
Internet — 21.9%
Alphabet, Inc., Class A	215,766	36,740,634
Alphabet, Inc., Class C	181,215	31,208,847
Amazon.com, Inc.†	338,044	71,759,980
Booking Holdings, Inc.	620	3,109,926
CDW Corp.	3,529	628,868
Coupang, Inc.†	23,295	552,091
DoorDash, Inc., Class A†	7,449	1,478,180
Etsy, Inc.†	9,850	504,222
Expedia Group, Inc.†	5,470	1,082,841
GoDaddy, Inc., Class A†	14,512	2,604,904
Lyft, Inc., Class A†	26,063	347,680
Meta Platforms, Inc., Class A	73,234	48,934,959
Netflix, Inc.†	11,803	11,573,550
Palo Alto Networks, Inc.†	3,518	669,933
Pinterest, Inc., Class A†	13,208	488,432
Spotify Technology SA†	6,268	3,811,007
TripAdvisor, Inc.†	42,494	628,911
Uber Technologies, Inc.†	11,797	896,690
VeriSign, Inc.†	5,574	1,325,943
		218,347,598
Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.†	26,144	283,401
Leisure Time — 0.3%
Royal Caribbean Cruises, Ltd.	1,745	429,445
YETI Holdings, Inc.†	77,344	2,756,540
		3,185,985
Lodging — 0.2%
Choice Hotels International, Inc.#	2,014	288,586
Hilton Worldwide Holdings, Inc.	2,399	635,639
Hyatt Hotels Corp., Class A#	3,153	444,415
Las Vegas Sands Corp.	8,713	389,558
Wyndham Hotels & Resorts, Inc.	1,914	207,344
Wynn Resorts, Ltd.	3,275	292,523
		2,258,065
Machinery-Construction & Mining — 0.2%
BWX Technologies, Inc.	2,237	232,581
Caterpillar, Inc.	740	254,523
Vertiv Holdings Co., Class A	14,227	1,353,983
		1,841,087
Machinery-Diversified — 0.0%
Cognex Corp.	1,467	48,118

VALIC Company I Systematic Growth Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media — 0.2%
FactSet Research Systems, Inc.	506	$ 233,640
Liberty Media Corp.-Liberty Formula One, Class A†	3,448	307,286
Liberty Media Corp.-Liberty Formula One, Class C†	4,001	385,816
Nexstar Media Group, Inc.	5,905	998,831
		1,925,573
Mining — 0.0%
Southern Copper Corp.	7	623
Miscellaneous Manufacturing — 0.1%
3M Co.	1,343	208,326
Axon Enterprise, Inc.†	331	174,917
Carlisle Cos., Inc.	414	141,074
Illinois Tool Works, Inc.	1,765	465,925
		990,242
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	330	103,966
Oil & Gas — 0.1%
Civitas Resources, Inc.	10,657	408,589
Hess Corp.	714	106,343
Matador Resources Co.	6,665	348,846
Texas Pacific Land Corp.	161	229,900
Viper Energy, Inc.	5,689	264,937
		1,358,615
Packaging & Containers — 0.0%
Sealed Air Corp.	7,324	250,334
Pharmaceuticals — 4.6%
AbbVie, Inc.	9,125	1,907,399
Cardinal Health, Inc.	4,889	633,028
Cencora, Inc.	28,630	7,258,850
Eli Lilly & Co.	26,444	24,345,139
McKesson Corp.	1,353	866,272
Merck & Co., Inc.	109,783	10,127,482
Neurocrine Biosciences, Inc.†	3,770	447,574
Zoetis, Inc.	3,288	549,885
		46,135,629
Pipelines — 0.2%
Antero Midstream Corp.	27,796	471,142
Cheniere Energy, Inc.	4,888	1,117,201
Targa Resources Corp.	3,761	758,669
		2,347,012
Private Equity — 0.1%
Blackstone, Inc.	2,970	478,645
KKR & Co., Inc.	3,342	453,142
		931,787
Real Estate — 0.1%
Jones Lang LaSalle, Inc.†	4,068	1,106,049
REITS — 0.2%
American Tower Corp.	3,408	700,753
Equinix, Inc.	91	82,320
Iron Mountain, Inc.	5,092	474,422
Lamar Advertising Co., Class A	1,804	224,111
Public Storage	658	199,782
Simon Property Group, Inc.	1,380	256,804
		1,938,192
Security Description	Shares or Principal Amount	Value

Retail — 4.4%
AutoZone, Inc.†	667	$ 2,329,838
Burlington Stores, Inc.†	1,085	270,523
CarMax, Inc.†	5,481	454,759
Carvana Co.†	1,436	334,732
Casey's General Stores, Inc.	2,166	897,179
Cava Group, Inc.†	2,856	271,406
Chipotle Mexican Grill, Inc.†	8,191	442,068
Costco Wholesale Corp.	12,533	13,142,229
Darden Restaurants, Inc.	762	152,750
Dick's Sporting Goods, Inc.	2,849	641,310
Domino's Pizza, Inc.	1,217	595,977
Ferguson Enterprises, Inc.	1,211	214,952
Home Depot, Inc.	24,413	9,682,196
Lululemon Athletica, Inc.†	9,045	3,306,942
McDonald's Corp.	1,018	313,880
Murphy USA, Inc.	2,168	1,017,312
O'Reilly Automotive, Inc.†	1,192	1,637,379
Ross Stores, Inc.	2,638	370,164
Texas Roadhouse, Inc.	2,532	466,116
TJX Cos., Inc.	17,097	2,133,022
Tractor Supply Co.	11,700	647,595
Ulta Beauty, Inc.†	2,969	1,087,723
Wendy's Co.	16,110	249,705
Williams-Sonoma, Inc.	7,404	1,440,670
Wingstop, Inc.	1,992	467,682
Yum! Brands, Inc.	4,799	750,420
		43,318,529
Semiconductors — 14.9%
Advanced Micro Devices, Inc.†	11,580	1,156,379
Applied Materials, Inc.	23,465	3,709,112
Astera Labs, Inc.†	2,171	161,414
Broadcom, Inc.	152,425	30,398,118
KLA Corp.	7,982	5,657,961
Lam Research Corp.	14,719	1,129,536
Lattice Semiconductor Corp.†	2,199	137,085
MKS Instruments, Inc.	8,129	746,405
NVIDIA Corp.	820,499	102,496,735
QUALCOMM, Inc.	16,775	2,636,527
Texas Instruments, Inc.	1,133	222,057
		148,451,329
Software — 16.3%
Adobe, Inc.†	19,013	8,338,341
Appfolio, Inc., Class A†	1,262	270,699
AppLovin Corp., Class A†	10,303	3,356,099
Atlassian Corp., Class A†	2,229	633,616
Autodesk, Inc.†	3,240	888,440
Bentley Systems, Inc., Class B	4,892	214,759
BILL Holdings, Inc.†	7,727	426,530
Broadridge Financial Solutions, Inc.	1,875	452,288
Cadence Design Systems, Inc.†	3,502	877,251
Datadog, Inc., Class A†	483	56,294
DocuSign, Inc.†	18,821	1,565,343
DoubleVerify Holdings, Inc.†	33,206	461,563
Doximity, Inc., Class A†	9,036	637,038
Dropbox, Inc., Class A†	37,353	970,431
Dynatrace, Inc.†	32,602	1,866,465
Fair Isaac Corp.†	758	1,429,853
Fiserv, Inc.†	15,515	3,656,730
Five9, Inc.†	13,662	494,564
Guidewire Software, Inc.†	1,155	232,525
HubSpot, Inc.†	863	624,803

VALIC Company I Systematic Growth Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Intuit, Inc.	11,125	$ 6,828,970
Manhattan Associates, Inc.†	3,097	547,797
Microsoft Corp.	253,984	100,829,108
MicroStrategy, Inc., Class A#†	1,074	274,332
Nutanix, Inc., Class A†	7,899	607,354
Oracle Corp.	31,824	5,284,694
Palantir Technologies, Inc., Class A†	44,063	3,741,830
Paychex, Inc.	3,532	535,698
Paycom Software, Inc.	3,637	798,212
Pegasystems, Inc.	11,819	927,910
PTC, Inc.†	3,326	544,233
RingCentral, Inc., Class A†	34,144	971,397
Salesforce, Inc.	21,849	6,507,725
ServiceNow, Inc.†	2,086	1,939,479
Synopsys, Inc.†	2,861	1,308,278
Teradata Corp.†	29,726	708,668
Twilio, Inc., Class A†	10,775	1,292,246
Tyler Technologies, Inc.†	1,243	756,279
Workday, Inc., Class A†	1,638	431,351
		162,289,193
Telecommunications — 0.6%
Arista Networks, Inc.†	38,609	3,592,567
Iridium Communications, Inc.	19,539	616,651
Motorola Solutions, Inc.	2,394	1,053,887
Ubiquiti, Inc.#	1,901	649,553
		5,912,658
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.	2,296	149,493
Transportation — 0.1%
Expeditors International of Washington, Inc.	4,071	477,773
Union Pacific Corp.	1,529	377,189
		854,962
Total Common Stocks (cost $628,780,726)		981,345,163
CONVERTIBLE PREFERRED STOCKS — 0.1%
Software — 0.1%
Databricks, Inc. Series G†(1)(2) (cost $323,874)	5,478	506,715
UNAFFILIATED INVESTMENT COMPANIES — 0.8%
iShares Russell 1000 Growth ETF (cost $8,955,699)	21,537	8,498,500
Total Long-Term Investment Securities (cost $638,060,299)		990,350,378
SHORT-TERM INVESTMENTS — 0.1%
Unaffiliated Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.31%(3)	177	177
Security Description	Shares or Principal Amount	Value

Unaffiliated Investment Companies (continued)
State Street Navigator Securities Lending Government Money Market Portfolio 4.36%(3)(4)	447,726	$ 447,726
Total Short-Term Investments (cost $447,902)		447,903
TOTAL INVESTMENTS (cost $638,508,201)	99.6%	990,798,281
Other assets less liabilities	0.4	4,254,053
NET ASSETS	100.0%	$995,052,334
†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2025, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks
Databricks, Inc. Series G	02/01/2021	5,478	$323,874	$506,715	$92.50	0.1%
(3)	The rate shown is the 7-day yield as of February 28, 2025.
(4)	At February 28, 2025, the Fund had loaned securities with a total value of $2,419,625. This was secured by collateral of $447,726, which was received in cash and subsequently invested in short-term investments currently valued at $447,726 as reported in the Portfolio of Investments. Additional collateral of $1,980,457 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2025
Federal Farm Credit Bank	0.55% to 0.78%	06/16/2025 to 09/16/2025	$39,316
Federal Home Loan Bank	0.55% to 1.10%	05/23/2025 to 08/20/2026	200,669
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	19,542
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	107,185
United States Treasury Notes/Bonds	0.00% to 5.00%	04/30/2025 to 08/15/2054	1,613,745
ETF—Exchange Traded Fund

VALIC Company I Systematic Growth Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$981,345,163	$—	$—	$981,345,163
Convertible Preferred Stocks	—	—	506,715	506,715
Unaffiliated Investment Companies	8,498,500	—	—	8,498,500
Short-Term Investments	447,903	—	—	447,903
Total Investments at Value	$990,291,566	$—	$506,715	$990,798,281
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Systematic Value Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.4%
Advertising — 0.6%
Omnicom Group, Inc.	31,199	$ 2,582,029
Aerospace/Defense — 3.5%
Curtiss-Wright Corp.	12,651	4,069,321
General Dynamics Corp.	20,421	5,158,344
Howmet Aerospace, Inc.	6,402	874,513
RTX Corp.	26,903	3,577,830
TransDigm Group, Inc.	1,883	2,574,438
		16,254,446
Agriculture — 1.1%
Altria Group, Inc.	27,833	1,554,473
Philip Morris International, Inc.	23,145	3,593,956
		5,148,429
Auto Manufacturers — 1.0%
Cummins, Inc.	2,440	898,359
Ford Motor Co.	58,111	554,960
General Motors Co.	67,163	3,299,718
		4,753,037
Auto Parts & Equipment — 0.9%
Allison Transmission Holdings, Inc.	17,447	1,775,232
Aptiv PLC†	23,460	1,527,715
BorgWarner, Inc.	23,438	697,749
Gentex Corp.	15,442	375,550
		4,376,246
Banks — 7.9%
Bank of America Corp.	91,118	4,200,540
Bank of New York Mellon Corp.	71,357	6,347,205
Citigroup, Inc.	7,331	586,113
East West Bancorp, Inc.	6,445	608,601
JPMorgan Chase & Co.	67,416	17,841,644
Northern Trust Corp.	15,395	1,696,837
State Street Corp.	40,476	4,016,434
Wells Fargo & Co.	14,781	1,157,648
		36,455,022
Beverages — 1.1%
PepsiCo, Inc.	32,142	4,932,833
Biotechnology — 5.1%
Amgen, Inc.	14,467	4,456,704
Exelixis, Inc.†	94,470	3,655,044
Gilead Sciences, Inc.	47,634	5,445,042
GRAIL, Inc.#†	21,610	833,282
Illumina, Inc.†	17,893	1,587,825
Incyte Corp.†	52,996	3,895,206
Moderna, Inc.†	14,680	454,493
United Therapeutics Corp.†	10,963	3,508,708
		23,836,304
Building Materials — 0.5%
Trane Technologies PLC	7,118	2,517,637
Chemicals — 1.7%
LyondellBasell Industries NV, Class A	11,374	873,864
PPG Industries, Inc.	39,616	4,485,324
RPM International, Inc.	21,280	2,636,379
		7,995,567
Commercial Services — 1.9%
Block, Inc.†	11,374	742,722
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Global Payments, Inc.	5,537	$ 582,936
S&P Global, Inc.	13,838	7,385,894
		8,711,552
Computers — 6.2%
Accenture PLC, Class A	8,528	2,972,008
Amdocs, Ltd.	23,838	2,079,866
Cognizant Technology Solutions Corp., Class A	45,397	3,782,932
Crane NXT Co.#	32,366	1,806,670
Dell Technologies, Inc., Class C	25,715	2,642,473
Hewlett Packard Enterprise Co.	24,183	479,065
HP, Inc.	84,405	2,605,582
International Business Machines Corp.	22,210	5,606,692
Leidos Holdings, Inc.	27,303	3,548,571
Sandisk Corp.†	15,843	742,245
Western Digital Corp.†	47,529	2,325,594
		28,591,698
Cosmetics/Personal Care — 1.6%
Colgate-Palmolive Co.	14,830	1,352,051
Procter & Gamble Co.	34,841	6,056,760
		7,408,811
Diversified Financial Services — 7.2%
Affiliated Managers Group, Inc.	7,212	1,232,170
American Express Co.	9,444	2,842,266
Blackrock, Inc.	7,151	6,992,105
CME Group, Inc.	26,519	6,729,727
Coinbase Global, Inc., Class A†	1,484	319,980
Interactive Brokers Group, Inc., Class A	3,898	796,751
Janus Henderson Group PLC	108,882	4,594,820
Synchrony Financial	40,135	2,435,392
T. Rowe Price Group, Inc.	41,904	4,430,091
Tradeweb Markets, Inc., Class A	6,918	936,490
Virtu Financial, Inc., Class A	25,288	924,529
Western Union Co.	105,264	1,140,009
		33,374,330
Electric — 0.6%
Constellation Energy Corp.	5,053	1,266,004
NRG Energy, Inc.	13,128	1,387,761
		2,653,765
Electrical Components & Equipment — 2.5%
Acuity Brands, Inc.	8,819	2,620,389
Eaton Corp. PLC	20,177	5,918,318
Emerson Electric Co.	24,414	2,968,987
		11,507,694
Electronics — 2.6%
Amphenol Corp., Class A	72,750	4,845,150
Arrow Electronics, Inc.†	3,823	413,152
Honeywell International, Inc.	11,448	2,437,165
Hubbell, Inc.	1,828	679,266
TD SYNNEX Corp.	27,139	3,731,341
		12,106,074
Engineering & Construction — 1.2%
EMCOR Group, Inc.	10,317	4,218,724
TopBuild Corp.†	4,812	1,474,349
		5,693,073
Food — 2.9%
Albertsons Cos., Inc., Class A	139,154	2,927,800

VALIC Company I Systematic Value Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food (continued)
Flowers Foods, Inc.	42,878	$ 803,534
General Mills, Inc.	13,737	832,737
Hormel Foods Corp.	17,628	504,690
Kraft Heinz Co.	122,785	3,770,727
Pilgrim's Pride Corp.†	58,466	3,179,966
The Campbell's Company	33,187	1,329,471
		13,348,925
Gas — 1.3%
National Fuel Gas Co.	77,964	5,862,893
Hand/Machine Tools — 1.2%
MSA Safety, Inc.	4,113	673,298
Snap-on, Inc.	14,268	4,867,814
		5,541,112
Healthcare-Products — 2.3%
Globus Medical, Inc., Class A†	18,064	1,450,900
Hologic, Inc.†	7,468	473,397
Medtronic PLC	23,335	2,147,287
Stryker Corp.	17,069	6,591,877
		10,663,461
Healthcare-Services — 2.5%
Elevance Health, Inc.	6,414	2,545,589
Molina Healthcare, Inc.†	3,402	1,024,410
UnitedHealth Group, Inc.	13,119	6,231,000
Universal Health Services, Inc., Class B	8,839	1,549,035
		11,350,034
Home Builders — 0.4%
PulteGroup, Inc.	16,979	1,753,591
Home Furnishings — 0.1%
SharkNinja, Inc.†	5,529	581,043
Household Products/Wares — 0.7%
Church & Dwight Co., Inc.	6,414	713,237
Kimberly-Clark Corp.	18,888	2,682,285
		3,395,522
Insurance — 10.6%
Aflac, Inc.	10,311	1,128,745
Arthur J. Gallagher & Co.	1,593	538,020
Assurant, Inc.	4,377	909,934
Berkshire Hathaway, Inc., Class B†	43,460	22,331,052
Brighthouse Financial, Inc.†	33,334	1,977,040
Brown & Brown, Inc.	46,827	5,550,873
Fidelity National Financial, Inc.	26,026	1,679,458
Globe Life, Inc.	43,303	5,518,101
MGIC Investment Corp.	154,963	3,813,639
Progressive Corp.	20,340	5,735,880
		49,182,742
Internet — 0.6%
F5, Inc.†	5,715	1,671,237
IAC, Inc.†	9,625	444,868
Roku, Inc.†	6,045	504,818
		2,620,923
Leisure Time — 0.2%
YETI Holdings, Inc.†	28,336	1,009,895
Machinery-Diversified — 0.3%
Westinghouse Air Brake Technologies Corp.	8,760	1,623,754
Security Description	Shares or Principal Amount	Value

Media — 4.1%
Comcast Corp., Class A	190,452	$ 6,833,418
Fox Corp., Class A	63,542	3,660,019
Paramount Global, Class B	177,204	2,013,037
Walt Disney Co.	54,138	6,160,904
Warner Bros. Discovery, Inc.†	43,545	499,026
		19,166,404
Mining — 0.8%
Newmont Corp.	83,816	3,590,677
Oil & Gas — 4.2%
APA Corp.	49,135	1,017,094
Chevron Corp.	4,764	755,666
Expand Energy Corp.	11,182	1,105,676
Exxon Mobil Corp.	87,593	9,751,729
Matador Resources Co.	46,935	2,456,578
Ovintiv, Inc.	99,780	4,336,439
		19,423,182
Oil & Gas Services — 0.3%
Halliburton Co.	54,182	1,428,779
Packaging & Containers — 1.5%
AptarGroup, Inc.	15,037	2,206,680
Packaging Corp. of America	21,328	4,544,783
		6,751,463
Pharmaceuticals — 5.3%
BellRing Brands, Inc.†	49,959	3,660,996
Cardinal Health, Inc.	8,891	1,151,207
Jazz Pharmaceuticals PLC†	39,517	5,671,875
Johnson & Johnson	75,182	12,406,534
McKesson Corp.	1,963	1,256,830
Organon & Co.#	31,163	464,640
		24,612,082
Pipelines — 0.2%
ONEOK, Inc.	7,764	779,428
REITS — 5.6%
Agree Realty Corp.	63,866	4,713,311
Brixmor Property Group, Inc.	102,286	2,859,917
Kimco Realty Corp.	135,812	3,001,445
Mid-America Apartment Communities, Inc.	31,829	5,351,091
Omega Healthcare Investors, Inc.	13,749	506,513
Realty Income Corp.	89,623	5,111,200
STAG Industrial, Inc.	121,752	4,380,637
		25,924,114
Retail — 4.6%
Genuine Parts Co.	17,425	2,176,034
Macy's, Inc.	53,464	767,208
McDonald's Corp.	18,932	5,837,304
Walmart, Inc.	128,976	12,718,323
		21,498,869
Semiconductors — 0.9%
Micron Technology, Inc.	43,035	4,029,367
Software — 1.3%
Roper Technologies, Inc.	9,419	5,505,405
Zoom Communications, Inc.†	8,964	660,647
		6,166,052

VALIC Company I Systematic Value Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation — 0.3%
C.H. Robinson Worldwide, Inc.	11,846	$ 1,203,790
Total Long-Term Investment Securities (cost $391,747,341)		460,406,649
SHORT-TERM INVESTMENTS — 0.2%
Unaffiliated Investment Companies — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio 4.36%(1)(2) (cost $837,884)	837,884	837,884
REPURCHASE AGREEMENTS — 0.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 02/28/2025, to be repurchased 03/03/2025 in the amount of $2,359,288 and collateralized by $2,109,500 of United States Treasury Inflation Indexed Notes, bearing interest at 0.13% due 10/15/2026 and having an approximate value of $2,406,408 (cost $2,359,020)	$2,359,020	2,359,020
TOTAL INVESTMENTS (cost $394,944,245)	100.1%	463,603,553
Other assets less liabilities	(0.1)	(634,398)
NET ASSETS	100.0%	$462,969,155
†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of February 28, 2025.
(2)	At February 28, 2025, the Fund had loaned securities with a total value of $3,104,592. This was secured by collateral of $837,884, which was received in cash and subsequently invested in short-term investments currently valued at $837,884 as reported in the Portfolio of Investments. Additional collateral of $2,361,516 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2025
Federal Farm Credit Bank	0.55% to 0.78%	06/16/2025 to 09/16/2025	$16,804
Federal Home Loan Bank	0.55% to 1.10%	05/23/2025 to 08/20/2026	85,766
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	8,352
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	45,811
United States Treasury Notes/Bonds	0.00% to 5.00%	04/30/2025 to 08/15/2054	2,204,783

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$460,406,649	$—	$—	$460,406,649
Short-Term Investments	837,884	—	—	837,884
Repurchase Agreements	—	2,359,020	—	2,359,020
Total Investments at Value	$461,244,533	$2,359,020	$—	$463,603,553
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I U.S. Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.2%
Agriculture — 0.2%
Archer-Daniels-Midland Co.	23,914	$ 1,128,741
Airlines — 0.5%
Delta Air Lines, Inc.	57,288	3,444,155
Apparel — 0.1%
Deckers Outdoor Corp.†	5,285	736,518
Auto Parts & Equipment — 0.0%
Aptiv PLC†	3,581	233,195
Banks — 0.8%
Bank of New York Mellon Corp.	17,801	1,583,399
PNC Financial Services Group, Inc.	7,219	1,385,470
Truist Financial Corp.	36,203	1,678,009
US Bancorp	14,451	677,752
		5,324,630
Beverages — 1.2%
Keurig Dr Pepper, Inc.	108,022	3,620,897
Monster Beverage Corp.†	81,649	4,462,118
		8,083,015
Biotechnology — 1.0%
Biogen, Inc.†	1,478	207,659
Moderna, Inc.†	8,676	268,609
Regeneron Pharmaceuticals, Inc.	3,353	2,342,875
Vertex Pharmaceuticals, Inc.†	7,647	3,668,954
		6,488,097
Building Materials — 0.5%
Martin Marietta Materials, Inc.	1,926	930,527
Trane Technologies PLC	1,644	581,483
Vulcan Materials Co.	6,529	1,614,687
		3,126,697
Chemicals — 2.3%
Air Products & Chemicals, Inc.	6,171	1,950,962
Ecolab, Inc.	6,545	1,760,670
Linde PLC	18,363	8,576,439
Sherwin-Williams Co.	6,702	2,427,934
		14,716,005
Commercial Services — 3.6%
Automatic Data Processing, Inc.	23,054	7,266,160
Cintas Corp.	22,033	4,571,847
Moody's Corp.	5,607	2,825,592
PayPal Holdings, Inc.†	21,808	1,549,458
S&P Global, Inc.	12,890	6,879,909
Verisk Analytics, Inc.	805	239,012
		23,331,978
Computers — 5.1%
Cognizant Technology Solutions Corp., Class A	19,097	1,591,353
Crowdstrike Holdings, Inc., Class A†	5,617	2,188,720
Dell Technologies, Inc., Class C	22,699	2,332,549
EPAM Systems, Inc.†	815	168,004
Fortinet, Inc.†	14,188	1,532,446
Gartner, Inc.†	1,270	632,866
Hewlett Packard Enterprise Co.	193,969	3,842,526
HP, Inc.	206,072	6,361,443
NetApp, Inc.	62,117	6,199,898
Sandisk Corp.†	0	16
Seagate Technology Holdings PLC	38,289	3,902,032
Security Description	Shares or Principal Amount	Value

Computers (continued)
Super Micro Computer, Inc.#†	20,501	$ 849,972
Western Digital Corp.†	72,709	3,557,651
		33,159,476
Cosmetics/Personal Care — 0.4%
Estee Lauder Cos., Inc., Class A	8,699	625,545
Kenvue, Inc.	70,024	1,652,567
		2,278,112
Distribution/Wholesale — 0.3%
Copart, Inc.†	31,824	1,743,955
Diversified Financial Services — 10.2%
American Express Co.	20,925	6,297,588
Ameriprise Financial, Inc.	2,449	1,315,848
Blackrock, Inc.	7,608	7,438,950
Charles Schwab Corp.	39,928	3,175,474
CME Group, Inc.	14,512	3,682,710
Intercontinental Exchange, Inc.	25,168	4,359,853
Mastercard, Inc., Class A	29,691	17,111,220
Nasdaq, Inc.	3,276	271,187
T. Rowe Price Group, Inc.	1,548	163,655
Visa, Inc., Class A	63,482	23,025,556
		66,842,041
Electric — 2.7%
Consolidated Edison, Inc.	30,731	3,119,811
Eversource Energy	30,913	1,947,828
Exelon Corp.	106,239	4,695,764
FirstEnergy Corp.	45,104	1,748,682
PPL Corp.	135,051	4,755,146
WEC Energy Group, Inc.	13,755	1,467,521
		17,734,752
Electrical Components & Equipment — 0.7%
Eaton Corp. PLC	12,952	3,799,081
Emerson Electric Co.	6,312	767,602
		4,566,683
Electronics — 0.5%
Amphenol Corp., Class A	48,332	3,218,911
TE Connectivity PLC	1,400	215,642
		3,434,553
Entertainment — 0.1%
Live Nation Entertainment, Inc.#†	6,450	924,672
Environmental Control — 1.2%
Republic Services, Inc.	14,456	3,426,361
Waste Management, Inc.	19,805	4,610,208
		8,036,569
Food — 1.2%
General Mills, Inc.	47,261	2,864,962
Hormel Foods Corp.	5,202	148,933
J.M. Smucker Co.	1,760	194,533
Kellanova	8,783	728,111
Kraft Heinz Co.	122,931	3,775,211
McCormick & Co., Inc.	4,997	412,802
		8,124,552
Healthcare-Products — 4.1%
Boston Scientific Corp.†	75,923	7,880,048
Danaher Corp.	16,935	3,518,416
Edwards Lifesciences Corp.†	16,383	1,173,350

VALIC Company I U.S. Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
GE HealthCare Technologies, Inc.	3,511	$ 306,686
IDEXX Laboratories, Inc.†	2,217	969,073
ResMed, Inc.	4,537	1,059,480
Stryker Corp.	18,394	7,103,579
Thermo Fisher Scientific, Inc.	9,426	4,985,977
Zimmer Biomet Holdings, Inc.	516	53,829
		27,050,438
Healthcare-Services — 0.9%
Centene Corp.†	8,841	514,192
Elevance Health, Inc.	7,961	3,159,562
HCA Healthcare, Inc.	5,108	1,564,580
Humana, Inc.	1,904	514,880
		5,753,214
Home Builders — 0.1%
D.R. Horton, Inc.	4,740	601,079
Household Products/Wares — 1.1%
Church & Dwight Co., Inc.	21,675	2,410,260
Kimberly-Clark Corp.	34,598	4,913,262
		7,323,522
Insurance — 3.2%
Aflac, Inc.	4,388	480,354
Aon PLC, Class A	2,760	1,129,171
Arthur J. Gallagher & Co.	8,189	2,765,753
Chubb, Ltd.	13,832	3,948,759
Marsh & McLennan Cos., Inc.	25,384	6,037,331
Progressive Corp.	18,012	5,079,384
Travelers Cos., Inc.	5,326	1,376,718
		20,817,470
Internet — 4.4%
Booking Holdings, Inc.	1,454	7,293,279
eBay, Inc.	84,144	5,447,483
Expedia Group, Inc.†	6,016	1,190,927
Netflix, Inc.†	11,767	11,538,249
Palo Alto Networks, Inc.†	16,303	3,104,580
		28,574,518
Iron/Steel — 0.1%
Nucor Corp.	4,250	584,248
Lodging — 0.8%
Hilton Worldwide Holdings, Inc.	19,693	5,217,857
Machinery-Construction & Mining — 0.7%
Caterpillar, Inc.	13,304	4,575,911
Machinery-Diversified — 0.4%
Deere & Co.	4,938	2,374,141
Media — 1.3%
Charter Communications, Inc., Class A†	3,093	1,124,522
Comcast Corp., Class A	169,835	6,093,680
Warner Bros. Discovery, Inc.†	135,407	1,551,764
		8,769,966
Mining — 0.2%
Newmont Corp.	22,421	960,516
Oil & Gas — 3.3%
Chevron Corp.	75,511	11,977,555
Devon Energy Corp.	9,674	350,392
Diamondback Energy, Inc.	8,073	1,283,284
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
EOG Resources, Inc.	31,338	$ 3,978,045
Hess Corp.	10,337	1,539,593
Occidental Petroleum Corp.	33,926	1,656,946
Valero Energy Corp.	7,249	947,662
		21,733,477
Oil & Gas Services — 0.2%
Schlumberger NV	23,688	986,842
Packaging & Containers — 0.1%
Ball Corp.	8,329	438,855
Pharmaceuticals — 3.3%
CVS Health Corp.	28,200	1,853,304
Dexcom, Inc.†	9,614	849,589
Eli Lilly & Co.	15,500	14,269,765
McKesson Corp.	2,554	1,635,224
Zoetis, Inc.	18,705	3,128,224
		21,736,106
Pipelines — 0.7%
Kinder Morgan, Inc.	34,593	937,470
ONEOK, Inc.	17,650	1,771,883
Williams Cos., Inc.	31,409	1,827,376
		4,536,729
Private Equity — 0.6%
Blackstone, Inc.	24,838	4,002,892
Real Estate — 0.1%
CBRE Group, Inc., Class A†	2,420	343,495
CoStar Group, Inc.†	465	35,456
		378,951
REITS — 3.0%
American Tower Corp.	12,797	2,631,319
Crown Castle, Inc.	9,160	861,956
Digital Realty Trust, Inc.	5,453	852,413
Equinix, Inc.	3,201	2,895,689
Extra Space Storage, Inc.	3,884	592,543
Prologis, Inc.	35,976	4,458,146
Public Storage	3,856	1,170,759
Realty Income Corp.	43,904	2,503,845
Welltower, Inc.	24,067	3,694,525
		19,661,195
Retail — 5.7%
AutoZone, Inc.†	358	1,250,498
Chipotle Mexican Grill, Inc.†	58,569	3,160,969
Darden Restaurants, Inc.	2,394	479,901
Dollar General Corp.	14,353	1,064,706
Dollar Tree, Inc.†	14,351	1,045,614
Home Depot, Inc.	26,959	10,691,939
Lowe's Cos., Inc.	18,224	4,531,215
Lululemon Athletica, Inc.†	2,749	1,005,062
O'Reilly Automotive, Inc.†	1,951	2,679,972
Ross Stores, Inc.	4,848	680,271
Target Corp.	24,226	3,009,838
TJX Cos., Inc.	48,599	6,063,211
Walgreens Boots Alliance, Inc.	89,134	951,951
Yum! Brands, Inc.	5,293	827,667
		37,442,814
Semiconductors — 13.1%
Advanced Micro Devices, Inc.†	27,951	2,791,187
Analog Devices, Inc.	10,885	2,504,203

VALIC Company I U.S. Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
Applied Materials, Inc.	18,401	$ 2,908,646
Broadcom, Inc.	75,470	15,050,982
Intel Corp.	68,104	1,616,108
KLA Corp.	3,348	2,373,196
Lam Research Corp.	32,919	2,526,204
Micron Technology, Inc.	20,071	1,879,248
NVIDIA Corp.	361,319	45,135,970
NXP Semiconductors NV	1,412	304,413
QUALCOMM, Inc.	23,331	3,666,933
Texas Instruments, Inc.	25,349	4,968,151
		85,725,241
Software — 14.9%
Adobe, Inc.†	10,060	4,411,914
ANSYS, Inc.†	1,237	412,230
Autodesk, Inc.†	5,060	1,387,503
Cadence Design Systems, Inc.†	7,068	1,770,534
Electronic Arts, Inc.	3,265	421,577
Fair Isaac Corp.†	44	82,999
Fidelity National Information Services, Inc.	5,811	413,278
Fiserv, Inc.†	17,852	4,207,538
Intuit, Inc.	8,643	5,305,419
Microsoft Corp.	134,593	53,432,075
MSCI, Inc.	955	563,937
Oracle Corp.	35,549	5,903,267
Paychex, Inc.	18,786	2,849,273
Roper Technologies, Inc.	2,647	1,547,171
Salesforce, Inc.	22,411	6,675,116
ServiceNow, Inc.†	5,917	5,501,390
Synopsys, Inc.†	3,782	1,729,433
Take-Two Interactive Software, Inc.†	1,445	306,311
		96,920,965
Telecommunications — 3.6%
Arista Networks, Inc.†	27,203	2,531,239
AT&T, Inc.	190,538	5,222,647
Cisco Systems, Inc.	162,141	10,394,859
Corning, Inc.	5,960	298,894
Motorola Solutions, Inc.	1,846	812,646
Verizon Communications, Inc.	104,141	4,488,477
		23,748,762
Transportation — 0.7%
CSX Corp.	71,128	2,276,807
Expeditors International of Washington, Inc.	5,029	590,204
Old Dominion Freight Line, Inc.	7,764	1,370,346
		4,237,357
Total Long-Term Investment Securities (cost $451,233,831)		647,611,462
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.1%
U.S. Government — 0.1%
United States Treasury Bills
4.18%, 05/29/2025(1)	$ 310,000	$ 306,851
4.37%, 03/18/2025(1)	500,000	499,111
Total Short-Term Investments (cost $805,762)		805,962
REPURCHASE AGREEMENTS — 0.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.36% dated 02/28/2025, to be repurchased 03/03/2025 in the amount of $4,247,385 and collateralized by $3,797,600 of United States Treasury Inflation Indexed Notes, bearing interest at 0.13% due 10/15/2026 and having an approximate value of $4,331,995 (cost $4,246,904)	4,246,904	4,246,904
TOTAL INVESTMENTS (cost $456,286,497)	100.0%	652,664,328
Other assets less liabilities	0.0	183,849
NET ASSETS	100.0%	$652,848,177
†	Non-income producing security
#	The security or a portion thereof is out on loan.
At February 28, 2025, the Fund had loaned securities with a total value of $1,774,643. This was secured by collateral of $1,886,014 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2025
Federal Farm Credit Bank	0.55% to 0.78%	06/16/2025 to 09/16/2025	$32,597
Federal Home Loan Bank	0.55% to 1.10%	05/23/2025 to 08/20/2026	166,373
Federal Home Loan Mtg. Corp.	0.55%	09/29/2025	16,202
Federal National Mtg. Assoc.	0.58% to 0.64%	09/25/2025 to 12/30/2025	88,866
United States Treasury Notes/Bonds	0.00% to 5.00%	04/30/2025 to 08/15/2054	1,581,976
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
17	Long	S&P 500 E-Mini Index	March 2025	$5,156,005	$5,068,763	$(87,242)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I U.S. Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — February 28, 2025  — (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2025 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$647,611,462	$—	$—	$647,611,462
Short-Term Investments	—	805,962	—	805,962
Repurchase Agreements	—	4,246,904	—	4,246,904
Total Investments at Value	$647,611,462	$5,052,866	$—	$652,664,328
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$87,242	$—	$—	$87,242
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — February 28, 2025 — (unaudited)

Note 1 — Security Valuation
     In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:
    Level 1 — Unadjusted quoted prices in active markets for identical securities
    Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures adopted by the Board of Directors (the “Board”), etc.)
    Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)
    Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
    The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
    The summary of the Funds’ assets and liabilities classified in the fair value hierarchy as of February 28, 2025, is reported on a schedule at the end of each Fund’s Portfolio of Investments.
    Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
    As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures adopted by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities are generally categorized as Level 2.
    Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from an independent pricing service and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. Typically, these securities are valued assuming orderly transactions of institutional round lot sizes, but a Fund may hold or, from time to time, transact in such securities in smaller, odd lot sizes in which case they may be fair valued in accordance with pricing procedures adopted by the Board.
    Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by an independent loan pricing service, and are generally categorized as Level 2.
    Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.
    Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by an independent pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by an independent pricing service, and are

NOTES TO PORTFOLIO OF INVESTMENTS — February 28, 2025 — (unaudited) — (continued)

generally categorized as Level 2. Swap contracts traded in the over-the-counter (“OTC”) market are valued at a mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by an independent pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.
    Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.
    The Board must determine fair value in good faith for portfolio holdings for which market quotations are not readily available or are unreliable. The Board has designated VALIC as the valuation designee (“Valuation Designee”) to perform the fair valuation determinations relating to any or all fund investments. VALIC, as the Valuation Designee, has adopted policies and procedures and has established a pricing review committee to determine the fair value of the designated portfolio holdings on its behalf.
Note 2 — Derivative Instruments
    Forward Foreign Currency Contracts: A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
    Risks to a Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.
    Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
    Futures: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
    The primary risk to a Fund of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Fund will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Fund since the futures contracts are generally exchange-traded.
    Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
    Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.
    Risks to a Fund of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

NOTES TO PORTFOLIO OF INVESTMENTS — February 28, 2025 — (unaudited) — (continued)

    Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
    Swap Contracts: Certain Funds may enter into credit default, inflation, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments. Unlike a bilateral swap contract, for centrally cleared swaps, a Fund has no credit exposure to the counterparty as the CCP stands between the Fund and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Fund are included as part of realized gain (loss).
    Credit Default Swap Agreements: Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Fund will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Fund for future potential losses as a result of a credit event on the reference bond or other asset. A Fund effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
    Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Fund owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.
    Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.
    Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.
    Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Fund’s Portfolio of Investments and serve as an indicator of the current status of the payment / performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute

NOTES TO PORTFOLIO OF INVESTMENTS — February 28, 2025 — (unaudited) — (continued)

terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Fund is the seller of protection, if any, are disclosed on a schedule following each Fund’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Fund for the same referenced entity or entities.
    Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
    Equity Swap Agreements: Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.
    The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay a Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, a Fund may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.
    Therefore, the return to a Fund on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. In other cases, the counterparty and a Fund may agree to pay to the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).
    A Fund will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the counterparty to an equity swap defaults, a Fund’s risk of loss consists of the net discounted amount of payments that the Fund is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.
    Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
    Inflation Swap Agreements:  In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on the same notional amount.  The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount.  If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.
    Inflation swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund's Portfolio of Investments.
    Interest Rate Swap Agreements: Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Fund expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Fund will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments.
    Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net discounted amount of interest payments that the Fund is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Fund securities transactions.
    Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
    Risks of Entering into Swap Agreements: Risks to a Fund of entering into swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Fund may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict  the underlying economic factors influencing the value of the swap, a Fund may suffer a loss.
    Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in a Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause

NOTES TO PORTFOLIO OF INVESTMENTS — February 28, 2025 — (unaudited) — (continued)

settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements.
    The following table represents the Fund's objectives for using derivative instruments for the period ended February 28, 2025:
	Objectives for Using Derivatives
Fund	Futures Contracts	Forward Foreign Currency Contracts	Options Contracts	Inflation Swap Contracts	Credit Default Swap Contracts
Asset Allocation	1	-	-	-	-
Core Bond	1, 2	-	-	-	-
Dynamic Allocation	1	-	1	-	-
Emerging Economies	1	-	-	-	-
Global Strategy	1, 2	3	-	-	4, 5
Growth	1	-	-	-	-
High Yield Bond	-	3	-	-	-
Inflation Protected	1, 2	3	-	6	-
International Equities Index	1	-	-	-	-
International Socially Responsible	1	-	-	-	-
International Value	-	3	-	-	-
Mid Cap Index	1	-	-	-	-
Nasdaq-100® Index	1	-	-	-	-
Small Cap Growth	-	3	-	-	-
Small Cap Index	1	-	-	-	-
Small Cap Value	1	-	-	-	-
Stock Index	1	-	-	-	-
U.S. Socially Responsible	1	-	-	-	-

(1)	To manage exposures in certain securities markets.
(2)	To manage interest rate risk and the duration of the portfolio.
(3)	To manage foreign currency exchange rate risk.
(4)	To manage credit risk.
(5)	To manage against or gain exposure to certain securities and/or sectors.
(6)	To manage inflation risk and the duration of the portfolio.
Note 3 — Transactions with Affiliates
    Transactions in shares of Underlying Funds  and affiliated securities for the period ended February 28, 2025 are shown in the tables below.
Aggressive Growth Lifestyle Fund
Security	Income	Capital Gain Distribution Received	Value at May 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at February 28, 2025
VALIC Company I
Core Bond Fund	$—	$—	$131,916,718	$42,862,869	$30,916,942	$(3,749,937)	$11,959,805	$152,072,513
Emerging Economies Fund	—	—	—	14,174,476	13,783,916	(390,560)	—	—
International Equities Index Fund	—	—	139,925,322	16,513,814	20,474,719	5,551,365	120,421	141,636,203
Mid Cap Index Fund	—	—	—	18,592,371	7,255,944	(293,347)	(725,218)	10,317,862
Small Cap Growth Fund	—	—	24,225,954	729,799	5,927,501	825,680	642,632	20,496,564
Small Cap Value Fund	—	—	22,685,419	656,819	5,121,504	40,381	1,057,653	19,318,768
Stock Index Fund	—	—	245,587,510	7,345,777	40,221,678	2,849,022	29,939,553	245,500,184
Systematic Growth Fund	—	—	62,367,297	—	8,282,182	2,717,774	6,108,622	62,911,511
Systematic Value Fund	—	—	63,046,559	1,464,691	6,923,380	497,870	7,562,661	65,648,401
	$—	$—	$689,754,779	$102,340,616	$138,907,766	$8,048,248	$56,666,129	$717,902,006

†	Includes reinvestment of distributions paid.

NOTES TO PORTFOLIO OF INVESTMENTS — February 28, 2025 — (unaudited) — (continued)

Conservative Growth Lifestyle Fund
Security	Income	Capital Gain Distribution Received	Value at May 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at February 28, 2025
VALIC Company I
Core Bond Fund	$—	$—	$172,953,618	$16,082,077	$23,526,161	$(4,272,019)	$14,507,959	$175,745,474
Emerging Economies Fund	—	—	—	5,837,229	5,676,002	(161,227)	—	—
International Equities Index Fund	—	—	29,545,650	3,833,990	8,083,854	2,230,728	(1,033,183)	26,493,331
Mid Cap Index Fund	—	—	—	7,411,020	2,931,882	(118,532)	(286,306)	4,074,300
Small Cap Growth Fund	—	—	5,878,258	292,617	2,518,777	635,121	(216,919)	4,070,300
Small Cap Value Fund	—	—	5,749,211	—	1,890,171	344,481	(16,198)	4,187,323
Stock Index Fund	—	—	51,585,498	2,882,008	14,873,828	3,689,825	3,052,413	46,335,916
Systematic Growth Fund	—	—	12,436,175	—	2,412,561	506,342	1,201,247	11,731,203
Systematic Value Fund	—	—	12,575,182	—	2,011,357	414,139	1,172,977	12,150,941
	$—	$—	$290,723,592	$36,338,941	$63,924,593	$3,268,858	$18,381,990	$284,788,788

†	Includes reinvestment of distributions paid.
Dynamic Allocation Fund
Security	Income	Capital Gain Distribution Received	Value at May 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at February 28, 2025
VALIC Company I
Capital Appreciation Fund	$—	$—	$5,354,127	$1,099,159	$1,131,208	$(21,190)	$838,866	$6,139,754
Core Bond Fund	—	—	17,465,142	2,187,553	3,595,012	(732,519)	1,792,430	17,117,594
Dividend Value Fund	—	—	7,885,050	1,545,543	1,639,068	(50,255)	824,949	8,566,219
Emerging Economies Fund	—	—	717,423	12,654	467,700	(107,800)	138,931	293,508
Global Real Estate Fund	—	—	1,594,029	63,271	328,498	(22,609)	151,123	1,457,316
Government Securities Fund	—	—	5,314,303	836,215	1,217,060	(234,256)	513,006	5,212,208
Growth Fund	—	—	5,407,226	189,465	1,289,923	51,199	651,097	5,009,064
High Yield Bond Fund	—	—	1,060,830	42,181	222,332	(3,046)	80,795	958,428
Inflation Protected Fund	—	—	1,711,009	67,490	347,731	(135,755)	200,917	1,495,930
International Equities Index Fund	—	—	2,510,182	90,690	473,514	121,139	(43,008)	2,205,489
International Government Bond Fund	—	—	478,494	21,091	106,166	(28,252)	46,316	411,483
International Growth Fund	—	—	2,370,529	88,581	463,897	(13,387)	282,596	2,264,422
International Opportunities Fund	—	—	385,158	12,654	67,700	(36,988)	36,218	329,342
International Socially Responsible Fund	—	—	1,958,272	69,599	367,348	(21,835)	73,345	1,712,033
International Value Fund	—	—	4,138,692	124,435	1,157,380	217,589	(37,972)	3,285,364
Large Capital Growth Fund	—	—	5,730,817	199,169	1,707,397	113,901	352,085	4,688,575
Mid Cap Index Fund	—	—	1,516,252	52,726	280,415	79,341	(7,287)	1,360,617
Mid Cap Strategic Growth Fund	—	—	1,551,891	259,054	319,265	(60,499)	231,379	1,662,560
Mid Cap Value Fund	—	—	1,792,834	48,508	461,182	(95,126)	205,366	1,490,400
Small Cap Growth Fund	—	—	965,094	135,854	193,482	(5,495)	55,649	957,620
Small Cap Index Fund	—	—	596,807	21,091	116,166	(44,315)	79,100	536,517
Small Cap Special Values Fund	—	—	845,967	23,200	175,783	7,832	(6,087)	695,129
Small Cap Value Fund	—	—	300,661	6,327	88,850	(1,122)	16,439	233,455
Stock Index Fund	—	—	12,655,981	2,777,197	2,688,839	577,852	1,203,515	14,525,706
Systematic Core Fund	—	—	9,229,033	327,330	2,488,972	339,736	788,564	8,195,691
Systematic Growth Fund	—	—	4,099,036	139,832	1,039,200	(91,808)	640,533	3,748,393
Systematic Value Fund	—	—	10,572,737	368,811	3,510,162	598,233	615,731	8,645,350
U.S. Socially Responsible Fund	—	—	7,652,975	258,439	3,138,956	(614,089)	1,261,675	5,420,044
	$—	$—	$115,860,551	$11,068,119	$29,083,206	$(213,524)	$10,986,271	$108,618,211

†	Includes reinvestment of distributions paid.
Moderate Growth Lifestyle Fund
Security	Income	Capital Gain Distribution Received	Value at May 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at February 28, 2025
VALIC Company I
Core Bond Fund	$—	$—	$399,363,538	$61,808,324	$61,950,166	$(10,358,159)	$34,376,307	$423,239,844
International Equities Index Fund	—	—	154,317,269	18,672,005	30,971,231	8,457,821	(2,257,193)	148,218,671
Mid Cap Index Fund	—	—	—	26,595,624	10,489,288	(424,065)	(1,029,388)	14,652,883
Small Cap Growth Fund	—	—	27,654,921	—	7,630,592	1,288,030	610,511	21,922,870

NOTES TO PORTFOLIO OF INVESTMENTS — February 28, 2025 — (unaudited) — (continued)

Moderate Growth Lifestyle Fund — (continued)
Security	Income	Capital Gain Distribution Received	Value at May 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at February 28, 2025
Small Cap Value Fund	$—	$—	$28,794,752	$—	$7,646,074	$380,437	$1,018,369	$22,547,484
Stock Index Fund	—	—	273,061,572	10,390,929	63,255,210	15,185,203	20,990,142	256,372,636
Systematic Growth Fund	—	—	65,790,988	—	10,506,455	2,450,367	6,794,267	64,529,167
Systematic Value Fund	—	—	67,330,500	789,480	9,204,386	1,780,802	6,638,853	67,335,249
	$—	$—	$1,016,313,540	$118,256,362	$201,653,402	$18,760,436	$67,141,868	$1,018,818,804

†	Includes reinvestment of distributions paid.
Stock Index Fund
Security	Income	Capital Gain Distribution Received	Value at May 31, 2024	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at February 28, 2025
American International Group, Inc.- Common Stock	$112,851	$—	$8,021,748	$—	$1,487,859	$795,363	$(545,009)	**

**	Prior to January 13, 2025, for purposes of the Investment Advisers Act and the 1940 Act, American International Group, Inc.’s (“AIG”) share ownership of Corebridge, and the rights granted to AIG by Corebridge as part of a separation agreement between AIG and Corebridge, provided AIG with control over Corebridge’s corporate and business activities. Since January 13, 2025, for purposes of the Investment Advisers Act and the 1940 Act, AIG no longer has control over Corebridge’s corporate and business activities.
    Additional information is available in the VALIC Company I's Annual and Semiannual financial statements which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.